SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT (No. 33-6516)
  UNDER THE SECURITIES ACT OF 1933           [X]
 Pre-Effective Amendment No.                 [ ]
 Post-Effective Amendment No. 44             [X]

and

REGISTRATION STATEMENT (No. 811-4707)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No. 44                            [X]

Fidelity Advisor Series II
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number:  617-563-7000

Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
 ( ) immediately upon filing pursuant to paragraph (b).
 (X) on (February 26, 1999) pursuant to paragraph (b).
 ( ) 60 days after filing pursuant to paragraph (a)(1).
 ( ) on (             ) pursuant to paragraph (a)(1) of Rule 485.
 ( ) 75 days after filing pursuant to paragraph (a)(2).
 ( ) on (            ) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.




Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FIDELITY
ADVISOR FUNDSSM
CLASS A, CLASS T, CLASS B, AND CLASS C

GROWTH FUNDS:                                 CLASSES
Fidelity Advisor TechnoQuantSM Growth Fund    A,T,B,C
Fidelity Advisor Small Cap Fund               A,T,B,C
Fidelity Advisor Strategic Opportunities Fund A,T,B
Fidelity Advisor Mid Cap Fund                 A,T,B,C
Fidelity Advisor Retirement Growth Fund       A,T,B,C
Fidelity Advisor Equity Growth Fund           A,T,B,C
Fidelity Advisor Large Cap Fund               A,T,B,C
Fidelity Advisor Dividend Growth Fund         A,T,B,C
Fidelity Advisor Growth Opportunities Fund    A,T,B,C
GROWTH AND INCOME FUNDS:
Fidelity Advisor Growth & Income Fund         A,T,B,C
Fidelity Advisor Equity Income Fund           A,T,B,C
Fidelity Advisor Asset Allocation Fund        A,T,B,C
Fidelity Advisor Balanced Fund                A,T,B,C
TAXABLE INCOME FUNDS:
Fidelity Advisor High Yield Fund              A,T,B,C
Fidelity Advisor Strategic Income Fund        A,T,B,C
Fidelity Advisor Government Investment Fund   A,T,B,C
Fidelity Advisor Mortgage Securities Fund     A,T,B
Fidelity Advisor Intermediate Bond Fund       A,T,B,C
Fidelity Advisor Short Fixed-Income Fund      A,T,C
MUNICIPAL FUNDS:
Fidelity Advisor Municipal Income Fund        A,T,B,C
Fidelity Advisor Intermediate Municipal
Income Fund                                   A,T,B,C

PROSPECTUS
FEBRUARY 26, 1999

(FIDELITY_LOGO_GRAPHIC)(registered trademark)
82 DEVONSHIRE STREET, BOSTON, MA 02109

CONTENTS

FUND SUMMARY             3    INVESTMENT SUMMARY

                         12   PERFORMANCE

                         22   FEE TABLE

FUND BASICS              31   INVESTMENT DETAILS

                         41   VALUING SHARES

SHAREHOLDER INFORMATION  42   BUYING AND SELLING SHARES

                         45   EXCHANGING SHARES

                         46   ACCOUNT FEATURES AND POLICIES

                         48   DIVIDENDS AND CAPITAL GAINS
                              DISTRIBUTIONS

                         49   TAX CONSEQUENCES

FUND SERVICES            50   FUND MANAGEMENT

                         53   FUND DISTRIBUTION

APPENDIX                 59   FINANCIAL HIGHLIGHTS

                         96   PRIOR PERFORMANCE OF SIMILAR
                              FUNDS

   FUND SUMMARY

INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

ADVISOR TECHNOQUANT GROWTH FUND seeks capital growth.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using computer-aided, quantitative analysis of technical factors such as price and volume information as well as fundamental factors to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

(small solid bullet) QUANTITATIVE INVESTING. Securities selected using quantitative analysis can perform differently than the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR SMALL CAP FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 65% of total assets in securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

(small solid bullet) SMALL CAP INVESTING. The value of securities of smaller, less well-known issuers can perform differently than the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR STRATEGIC OPPORTUNITIES FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 65% of total assets in companies involving a special situation (an unusual, and possibly non-repetitive, development taking place in a company or a group of companies in an industry).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR MID CAP FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 65% of total assets in securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the S&P MidCap 400).

(small solid bullet)    Potentially investing in companies with
smaller or larger market capitalizations.

(small solid bullet)    Investing in domestic and foreign issuers    .

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than
the value of the market as a whole.    The value of securities of
smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR RETIREMENT GROWTH FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

(small solid bullet) Realizing capital gains without considering the tax consequences to shareholders.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR EQUITY GROWTH FUND seeks to achieve capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing at least 65% of total assets in common stocks.

(small solid bullet) Investing in companies it believes have above-average growth potential (stocks of these companies are often called "growth" stocks).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

(small solid bullet) "GROWTH" INVESTING. "Growth" stocks can perform differently than the market as a whole and other types of stocks and can be more volatile than other types of stocks.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR LARGE CAP FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 65% of total assets in securities of companies with large market capitalizations (over $1 billion).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR DIVIDEND GROWTH FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 65% of total assets in companies that it believes have the potential for dividend growth by either increasing their dividends or commencing dividends, if none are currently paid.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR GROWTH OPPORTUNITIES FUND seeks to provide capital growth.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Potentially investing in other types of securities, including bonds which may be lower-quality debt securities.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR GROWTH & INCOME FUND seeks high total return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing a majority of the fund's assets in common stocks with a focus on those that pay current dividends
   and     show potential for capital appreciation.

(small solid bullet) Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR EQUITY INCOME FUND seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities
comprising the S&P 500. In addition,    consistent with the primary
objective of obtaining dividend and interest income,     the fund will
consider the potential for achieving capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.

(small solid bullet) Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

(small solid bullet) "VALUE" INVESTING. "Value" stocks can perform differently than the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR ASSET ALLOCATION FUND seeks to maximize total return over the long-term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.

(small solid bullet) Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.

(small solid bullet) Adjusting allocation among asset classes gradually within the following ranges: stock class (50% - 100%), bond class (0% - 50%), and short-term /money market class (0% - 50%).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value in selecting investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR BALANCED FUND seeks both income and growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.

(small solid bullet) Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) With respect to equity investments, emphasizing above-average income-producing equity securities, which tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics.

(small solid bullet) Analyzing a security's issuer using fundamental factors and evaluating each security's current price relative to estimated long-term value in selecting investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause prices of debt securities to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR HIGH YIELD FUND seeks a combination of a high level of income and the potential for capital gains.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

(small solid bullet) Potentially investing in non-income producing securities, including defaulted securities and common stocks.

(small solid bullet) Investing up to 35% of total assets in common stocks.

(small solid bullet) Investing in companies in troubled or uncertain financial condition.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR STRATEGIC INCOME FUND seeks a high level of current income. The fund may also seek capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in debt securities, including lower-quality debt securities.

(small solid bullet) Allocating the fund's assets among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging market securities, and foreign developed market securities.

(small solid bullet) Potentially investing in equity securities.

(small solid bullet) Using a neutral mix of approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets, and 15% foreign developed markets.

(small solid bullet) Analyzing a security's    structural features and
current pricing, its issuer's potential for success, and the credit, currency and economic risks of the security and its issuer to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. Emerging markets can be subject to greater social, economic, regulatory and political uncertainty and can be extremely volatile.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR GOVERNMENT INVESTMENT FUND seeks a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing at least 65% of total assets in U.S. Government securities.

(small solid bullet) Investing in instruments related to U.S.
Government securities.

(small solid bullet) Managing the fund to have similar overall interest rate risk to the Lehman Brothers Government Bond Index.

(small solid bullet) Allocating assets across different market sectors and maturities.

(small solid bullet) Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer in selecting investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR MORTGAGE SECURITIES FUND seeks a high level of current income,
consistent with prudent investment risk.    In seeking current income,
t    he fund may also consider the potential for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing at least 65% of total assets in investment-grade mortgage-related securities.
(small solid bullet) Investing in U.S. Government securities and instruments related to U.S. Government securities.

(small solid bullet) Managing the fund to have similar overall interest rate risk to the Lehman Brothers Mortgage-Backed Securities Index.

(small solid bullet) Allocating assets across different market sectors and maturities.

(small solid bullet) Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer in selecting investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR INTERMEDIATE BOND FUND seeks to provide a high rate of income.
In addition, the fund may seek capital appreciation    when consistent
with this primary objective    .

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. dollar-denominated investment-grade bonds.

(small solid bullet) Managing the fund to have similar overall interest rate risk to the Lehman Brothers Intermediate
Government/Corporate Bond Index.

(small solid bullet) Normally maintaining a dollar-weighted average maturity between three and 10 years.

(small solid bullet) Allocating assets across different market sectors and maturities.

(small solid bullet) Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer in selecting investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR SHORT FIXED-INCOME FUND seeks to obtain a high level of current income, consistent with the preservation of capital. Where appropriate the fund will take advantage of opportunities to realize capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. dollar-denominated investment-grade bonds.

(small solid bullet) Managing the fund to have similar overall interest rate risk to the Lehman Brothers 1-3 Year
Government/Corporate Bond Index.

(small solid bullet) Normally maintaining a dollar-weighted average maturity of three years or less.

(small solid bullet) Allocating assets across different market sectors and maturities.

(small solid bullet) Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer in selecting investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR MUNICIPAL INCOME FUND seeks to provide a high current yield exempt from federal income tax.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing normally in investment-grade municipal debt securities.

(small solid bullet) Investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax.

(small solid bullet) Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.

(small solid bullet) Managing the fund to have similar overall interest rate risk to the Lehman Brothers Municipal Bond Index.

(small solid bullet) Allocating assets across different market sectors and maturities.

(small solid bullet) Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer in selecting investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) MUNICIPAL MARKET VOLATILITY. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND seeks the highest level of income exempt from federal income taxes that can be obtained consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing normally in investment-grade municipal debt securities.

(small solid bullet) Investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax.

(small solid bullet) Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.

(small solid bullet) Managing the fund to have similar overall interest rate risk to the Lehman Brothers 1-17 Year Municipal Bond Index.

(small solid bullet) Normally maintaining a dollar-weighted average maturity between three and 10 years.

(small solid bullet) Allocating assets across different market sectors and maturities.

(small solid bullet) Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer in selecting investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) MUNICIPAL MARKET VOLATILITY. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

PERFORMANCE

The following information illustrates the changes in the funds'
performance   , as represented by the performance of Class T,     from
year to year and compares the funds' performance to the performance of
a market index    and     an average of the performance of similar
funds over various periods of time.    Each of Advisor Balanced and
Advisor Strategic Income may also compare its performance to the performance of a combination of market indexes over various periods of time. Each of Advisor Intermediate Municipal Income, Advisor Equity Income and Advisor Equity Growth may also compare their performance to the performance of an additional index over various periods of time. Data for the additional index for Advisor Intermediate Municipal Income is available only from June 30, 1993 to the present.
Returns are based on past results and are not an indication of future performance.

Because Advisor Small Cap, Advisor Retirement Growth, Advisor Dividend Growth and Advisor Asset Allocation were new when this prospectus was printed, their performance history is not included. Performance history will be available for Advisor Small Cap, Advisor Retirement Growth, Advisor Dividend Growth and Advisor Asset Allocation after each fund has been in operation for one calendar year.

YEAR-BY-YEAR RETURNS

The returns in the charts do not include the effect of Class T's front-end sales charge. If the effect of the sales charge was reflected, returns would be lower than those shown.


ADVISOR TECHNOQUANT GROWTH -
CLASS T

Calendar Years                                                1997    1998

                                                              11.82%  15.63%




Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: 11.82
Row: 10, Col: 1, Value: 15.63

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS T OF ADVISOR
TECHNOQUANT GROWTH, THE HIGHEST RETURN FOR A QUARTER WAS    18.04    %
(QUARTER ENDING    DECEMBER 31    , 199   8    ) AND THE LOWEST RETURN
FOR A QUARTER WAS    -9.30    % (QUARTER ENDING    MARCH 31    ,
199   7    ).


ADVISOR STRATEGIC
OPPORTUNITIES - CLASS T

Calendar Years           1989    1990    1991    1992    1993    1994    1995    1996   1997    1998

                         32.60%  -7.17%  23.08%  12.87%  20.44%  -7.17%  38.16%  1.53%  26.01%  0.84%




Percentage (%)
Row: 1, Col: 1, Value: 32.6
Row: 2, Col: 1, Value: -7.17
Row: 3, Col: 1, Value: 23.08
Row: 4, Col: 1, Value: 12.87
Row: 5, Col: 1, Value: 20.44
Row: 6, Col: 1, Value: -7.17
Row: 7, Col: 1, Value: 38.16
Row: 8, Col: 1, Value: 1.53
Row: 9, Col: 1, Value: 26.01
Row: 10, Col: 1, Value: 0.8400000000000001

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS T OF ADVISOR STRATEGIC
OPPORTUNITIES, THE HIGHEST RETURN FOR A QUARTER WAS    18.07    %
(QUARTER ENDING    SEPTEMBER 30    , 19   97    ) AND THE LOWEST
RETURN FOR A QUARTER WAS    -17.99    % (QUARTER ENDING    SEPTEMBER
30, 1998    ).


ADVISOR MID CAP - CLASS T

Calendar Years                                             1997    1998

                                                           27.25%  14.41%




Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: 27.25
Row: 10, Col: 1, Value: 14.41

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS T OF ADVISOR MID CAP,
THE HIGHEST RETURN FOR A QUARTER WAS    23.34    % (QUARTER ENDING
DECEMBER 31, 1998)     AND THE LOWEST RETURN FOR A QUARTER WAS
   -17.31    % (QUARTER ENDING    SEPTEMBER 30    , 199   8    ).


ADVISOR EQUITY GROWTH - CLASS T

Calendar Years                                   1993    1994    1995    1996    1997    1998

                                                 14.85%  -0.89%  39.14%  16.24%  23.93%  38.72%




Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: 14.85
Row: 6, Col: 1, Value: -0.8900000000000001
Row: 7, Col: 1, Value: 39.14
Row: 8, Col: 1, Value: 16.24
Row: 9, Col: 1, Value: 23.93
Row: 10, Col: 1, Value: 38.72000000000001

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS T OF ADVISOR EQUITY GROWTH, THE HIGHEST RETURN FOR A QUARTER WAS 24.10% (QUARTER ENDING DECEMBER 31 , 199 8 ) AND THE LOWEST RETURN FOR A
QUARTER WAS    -5.95%     (QUARTER ENDING    SEPTEMBER 30    ,
199   8    ).


ADVISOR LARGE CAP - CLASS T

Calendar Years                                               1997    1998

                                                             23.82%  35.50%




Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: 23.82
Row: 10, Col: 1, Value: 35.5

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS T OF ADVISOR LARGE
CAP, THE HIGHEST RETURN FOR A QUARTER WAS    23.50    % (QUARTER
ENDING    DECEMBER 31    , 199   8    ) AND THE LOWEST RETURN FOR A
QUARTER WAS    -7.74    % (QUARTER ENDING    SEPTEMBER 30    ,
199   8    ).


ADVISOR GROWTH OPPORTUNITIES
- CLASS T

Calendar Years                1989    1990    1991    1992    1993    1994   1995    1996    1997    1998

                              24.14%  -1.65%  42.68%  15.03%  22.17%  2.86%  33.04%  17.73%  28.56%  23.98%




Percentage (%)
Row: 1, Col: 1, Value: 24.14
Row: 2, Col: 1, Value: -1.65
Row: 3, Col: 1, Value: 42.68
Row: 4, Col: 1, Value: 15.03
Row: 5, Col: 1, Value: 22.17
Row: 6, Col: 1, Value: 2.36
Row: 7, Col: 1, Value: 33.04
Row: 8, Col: 1, Value: 17.73
Row: 9, Col: 1, Value: 28.56
Row: 10, Col: 1, Value: 23.98

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS T OF ADVISOR GROWTH
OPPORTUNITIES, THE HIGHEST RETURN FOR A QUARTER WAS    25.40    %
(QUARTER ENDING    MARCH 31    , 19   91    ) AND THE LOWEST RETURN
FOR A QUARTER WAS    -20.91    % (QUARTER ENDING    SEPTEMBER 30    ,
19   90    ).


ADVISOR GROWTH & INCOME -
CLASS T

Calendar Years                                             1997    1998

                                                           27.69%  30.31%




Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: 27.69
Row: 10, Col: 1, Value: 30.31

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS T OF ADVISOR GROWTH &
INCOME, THE HIGHEST RETURN FOR A QUARTER WAS    23.44    % (QUARTER
ENDING    DECEMBER 31    , 199   8    ) AND THE LOWEST RETURN FOR A
QUARTER WAS    -10.67    % (QUARTER ENDING    SEPTEMBER 30    ,
199   8    ).


ADVISOR EQUITY INCOME - CLASS T

Calendar Years                                   1993    1994   1995    1996    1997    1998

                                                 18.03%  6.46%  32.55%  14.61%  25.89%  16.14%




Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: 18.03
Row: 6, Col: 1, Value: 6.46
Row: 7, Col: 1, Value: 32.55
Row: 8, Col: 1, Value: 14.61
Row: 9, Col: 1, Value: 25.89
Row: 10, Col: 1, Value: 16.14

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS T OF ADVISOR EQUITY INCOME, THE HIGHEST RETURN FOR A QUARTER WAS 17.75 % (QUARTER ENDING DECEMBER 31 , 199 8 ) AND THE LOWEST RETURN FOR A
QUARTER WAS    -12.28    % (QUARTER ENDING    SEPTEMBER 30    ,
199   8    ).


ADVISOR BALANCED - CLASS T

Calendar Years              1989    1990    1991    1992   1993    1994    1995    1996   1997    1998

                            24.60%  -2.94%  34.48%  9.20%  19.66%  -5.09%  14.06%  8.43%  22.33%  15.45%




Percentage (%)
Row: 1, Col: 1, Value: 24.6
Row: 2, Col: 1, Value: -2.94
Row: 3, Col: 1, Value: 34.48
Row: 4, Col: 1, Value: 9.199999999999999
Row: 5, Col: 1, Value: 19.66
Row: 6, Col: 1, Value: -5.09
Row: 7, Col: 1, Value: 14.06
Row: 8, Col: 1, Value: 8.43
Row: 9, Col: 1, Value: 22.33
Row: 10, Col: 1, Value: 15.45

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS T OF ADVISOR BALANCED,
THE HIGHEST RETURN FOR A QUARTER WAS    14.15    % (QUARTER ENDING
   MARCH 31    , 19   91    ) AND THE LOWEST RETURN FOR A QUARTER WAS
   -8.52    % (QUARTER ENDING    SEPTEMBER 30    , 19   90    ).


ADVISOR HIGH YIELD - CLASS T

Calendar Years                1989   1990   1991    1992    1993    1994    1995    1996    1997    1998

                              3.64%  7.30%  34.94%  23.09%  20.45%  -1.49%  19.27%  13.26%  15.09%  -0.44%




Percentage (%)
Row: 1, Col: 1, Value: 3.64
Row: 2, Col: 1, Value: 7.3
Row: 3, Col: 1, Value: 34.94
Row: 4, Col: 1, Value: 23.09
Row: 5, Col: 1, Value: 20.45
Row: 6, Col: 1, Value: -1.49
Row: 7, Col: 1, Value: 19.27
Row: 8, Col: 1, Value: 13.26
Row: 9, Col: 1, Value: 15.09
Row: 10, Col: 1, Value: -0.4400000000000001

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS T OF ADVISOR HIGH
YIELD, THE HIGHEST RETURN FOR A QUARTER WAS    12.23    % (QUARTER
ENDING    MARCH 31    , 19   91    ) AND THE LOWEST RETURN FOR A
QUARTER WAS    -9.74    % (QUARTER ENDING    SEPTEMBER 31    ,
19   98    ).


ADVISOR STRATEGIC INCOME -
CLASS T

Calendar Years                                      1995    1996    1997   1998

                                                    22.02%  12.89%  9.33%  2.26%




Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: 22.02
Row: 8, Col: 1, Value: 12.89
Row: 9, Col: 1, Value: 9.33
Row: 10, Col: 1, Value: 2.26

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS T OF ADVISOR STRATEGIC
INCOME, THE HIGHEST RETURN FOR A QUARTER WAS    8.21    % (QUARTER
ENDING    JUNE 30    , 199   5    ) AND THE LOWEST RETURN FOR A
QUARTER WAS    -4.18    % (QUARTER ENDING    SEPTEMBER 30    ,
199   8    ).


ADVISOR GOVERNMENT INVESTMENT
- CLASS T

Calendar Years                 1989    1990   1991    1992   1993   1994    1995    1996   1997   1998

                               11.75%  8.37%  13.45%  6.48%  9.36%  -3.85%  17.65%  2.12%  8.71%  8.32%




Percentage (%)
Row: 1, Col: 1, Value: 11.75
Row: 2, Col: 1, Value: 8.370000000000001
Row: 3, Col: 1, Value: 13.45
Row: 4, Col: 1, Value: 6.48
Row: 5, Col: 1, Value: 9.360000000000001
Row: 6, Col: 1, Value: -3.85
Row: 7, Col: 1, Value: 17.65
Row: 8, Col: 1, Value: 2.12
Row: 9, Col: 1, Value: 8.709999999999999
Row: 10, Col: 1, Value: 8.32

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS T OF ADVISOR
GOVERNMENT INVESTMENT, THE HIGHEST RETURN FOR A QUARTER WAS
   5.92    % (QUARTER ENDING    JUNE 30    , 19   89    ) AND THE
LOWEST RETURN FOR A QUARTER WAS    -3.62    % (QUARTER ENDING    MARCH
31,     19   94    ).


ADVISOR MORTGAGE SECURITIES -
CLASS T

Calendar Years                                                     1998

                                                                   5.56%




Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: 5.56

DURING THE PERIOD SHOWN IN THE CHART FOR CLASS T OF ADVISOR MORTGAGE
SECURITIES, THE HIGHEST RETURN FOR A QUARTER WAS    2.14    % (QUARTER
ENDING    SEPTEMBER 30    , 1998) AND THE LOWEST RETURN FOR A QUARTER
WAS    0.25    % (QUARTER ENDING    DECEMBER 31    , 1998).


ADVISOR INTERMEDIATE BOND -
CLASS T

Calendar Years                               1993    1994    1995    1996   1997   1998

                                             11.49%  -2.47%  12.19%  3.41%  7.03%  6.97%




Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: 11.49
Row: 6, Col: 1, Value: -2.47
Row: 7, Col: 1, Value: 12.19
Row: 8, Col: 1, Value: 3.41
Row: 9, Col: 1, Value: 7.03
Row: 10, Col: 1, Value: 6.970000000000001

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS T OF ADVISOR
INTERMEDIATE BOND, THE HIGHEST RETURN FOR A QUARTER WAS    4.71    %
(QUARTER ENDING    MARCH 31    , 199   3    ) AND THE LOWEST RETURN
FOR A QUARTER WAS    -2.82    % (QUARTER ENDING    MARCH 31,
199   4    ).


ADVISOR SHORT FIXED-INCOME -
CLASS T

Calendar Years                1989    1990   1991    1992   1993   1994    1995   1996   1997   1998

                              10.31%  5.87%  13.37%  7.61%  9.49%  -3.37%  9.81%  4.57%  6.18%  5.88%




Percentage (%)
Row: 1, Col: 1, Value: 10.31
Row: 2, Col: 1, Value: 5.87
Row: 3, Col: 1, Value: 13.37
Row: 4, Col: 1, Value: 7.609999999999999
Row: 5, Col: 1, Value: 9.49
Row: 6, Col: 1, Value: -3.37
Row: 7, Col: 1, Value: 9.810000000000001
Row: 8, Col: 1, Value: 4.57
Row: 9, Col: 1, Value: 6.18
Row: 10, Col: 1, Value: 5.88

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS T OF ADVISOR SHORT
FIXED-INCOME, THE HIGHEST RETURN FOR A QUARTER WAS    4.13    %
(QUARTER ENDING    JUNE 30    ,19   89    ) AND THE LOWEST RETURN FOR
A QUARTER WAS    -2.48    % (QUARTER ENDING    MARCH 31    ,
19   94)    .


ADVISOR MUNICIPAL INCOME -
CLASS T

Calendar Years              1989    1990    1991    1992    1993    1994    1995    1996   1997    1998

                            13.09%  10.29%  12.18%  11.11%  13.79%  -8.05%  16.65%  2.95%  10.13%  6.22%




Percentage (%)
Row: 1, Col: 1, Value: 13.09
Row: 2, Col: 1, Value: 10.29
Row: 3, Col: 1, Value: 12.18
Row: 4, Col: 1, Value: 11.11
Row: 5, Col: 1, Value: 13.79
Row: 6, Col: 1, Value: -8.050000000000001
Row: 7, Col: 1, Value: 16.65
Row: 8, Col: 1, Value: 2.95
Row: 9, Col: 1, Value: 10.13
Row: 10, Col: 1, Value: 6.22

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS T OF ADVISOR MUNICIPAL
INCOME, THE HIGHEST RETURN FOR A QUARTER WAS    6.72    % (QUARTER
ENDING    MARCH 31    , 19   95    ) AND THE LOWEST RETURN FOR A
QUARTER WAS    -6.76    % (QUARTER ENDING    MARCH 31    ,
19   94    ).


ADVISOR INTERMEDIATE
MUNICIPAL INCOME - CLASS T

Calendar Years                              1993   1994    1995    1996   1997   1998

                                            9.43%  -5.68%  14.20%  3.89%  7.80%  5.08%




Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: 9.43
Row: 6, Col: 1, Value: -5.68
Row: 7, Col: 1, Value: 14.2
Row: 8, Col: 1, Value: 3.89
Row: 9, Col: 1, Value: 7.8
Row: 10, Col: 1, Value: 5.08

DURING THE PERIODS SHOWN IN THE CHART FOR CLASS T OF ADVISOR
INTERMEDIATE MUNICIPAL INCOME, THE HIGHEST RETURN FOR A QUARTER WAS
   6.27    % (QUARTER ENDING    MARCH 31    , 199   5    ) AND THE
LOWEST RETURN FOR A QUARTER WAS    -5.44    % (QUARTER ENDING    MARCH
31    , 199   4    ).

AVERAGE ANNUAL RETURNS

The returns in the following table include the effect of Class A's and Class T's maximum applicable front-end sales charge and Class B's and Class C's maximum applicable contingent deferred sales charge (CDSC).

EQUITY FUNDS




For the periods ended            Past 1 year  Past 5 years  Past 10 years/ Life of class*
December 31, 1998

ADVISOR TECHNOQUANT GROWTH -      9.13%        n/a           10.62%A
CLASS A

ADVISOR TECHNOQUANT GROWTH -      11.59%       n/a           11.70%A
CLASS T

ADVISOR TECHNOQUANT GROWTH -      10.01%       n/a           11.36%A
CLASS B

ADVISOR TECHNOQUANT GROWTH -      13.80%       n/a           13.80%B
CLASS C

S&P 500                           28.58%       n/a           30.95%A

Lipper Capital Appreciation       19.96%       n/a           17.52%A
Funds Average

ADVISOR STRATEGIC                 -5.10%       n/a           9.31%A
OPPORTUNITIES - CLASS A

ADVISOR STRATEGIC                 -2.69%       9.81%         12.64%
OPPORTUNITIES - CLASS T

ADVISOR STRATEGIC                 -4.67%       n/a           14.42%C
OPPORTUNITIES - CLASS B

S&P 500                           28.58%       24.06%        19.21%

Lipper Capital Appreciation       19.96%       14.96%        14.09%
Funds Average

ADVISOR MID CAP - CLASS A         7.98%        n/a           17.27%A

ADVISOR MID CAP - CLASS T         10.40%       n/a           18.53%A

ADVISOR MID CAP - CLASS B         8.79%        n/a           18.39%A

ADVISOR MID CAP - CLASS C         12.40%       n/a           12.40%B

S&P MidCap 400 Index              19.11%       n/a           25.51%A

Lipper Mid Cap Funds Average      12.16%       n/a           15.45%A

ADVISOR EQUITY GROWTH - CLASS A   30.90%       n/a           27.35%A

ADVISOR EQUITY GROWTH - CLASS T   33.86%       21.61%        20.45%D

ADVISOR EQUITY GROWTH - CLASS B   32.96%       n/a           28.78%A

ADVISOR EQUITY GROWTH - CLASS C   36.99%       n/a           36.99%B

Russell 3000 Growth Index         35.02%       24.21%        20.53%D

Lipper Growth Funds Average       22.86%       18.63%        17.33%D

S&P 500                           28.58%       24.06%        21.61%D

ADVISOR LARGE CAP - CLASS A       27.65%       n/a           25.69%A

ADVISOR LARGE CAP - CLASS T       30.76%       n/a           27.24%A

ADVISOR LARGE CAP - CLASS B       29.76%       n/a           27.30%A

ADVISOR LARGE CAP - CLASS C       33.40%       n/a           33.40%B

S&P 500                           28.58%       n/a           30.95%A

Lipper Growth Funds Average       22.86%       n/a           23.59%A



   * BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE
CLASS'S COMMENCEMENT OF OPERATIONS.

A FROM JANUARY 1, 1997.

B FROM JANUARY 1, 1998.

C FROM JANUARY 1, 1995.

D FROM JANUARY 1, 1993.

EQUITY FUNDS - CONTINUED




For the periods ended            Past 1 year  Past 5 years  Past 10 years/ Life of class*
December 31, 1998

ADVISOR GROWTH OPPORTUNITIES      17.06%       n/a           22.76%A
- CLASS A

ADVISOR GROWTH OPPORTUNITIES      19.64%       19.90%        19.75%
- CLASS T

ADVISOR GROWTH OPPORTUNITIES      18.30%       n/a           18.30%B
- CLASS B

ADVISOR GROWTH OPPORTUNITIES      22.26%       n/a           22.26%B
- CLASS C

S&P 500                           28.58%       24.06%        19.21%

Lipper Growth Funds Average       22.86%       18.63%        16.72%

ADVISOR GROWTH & INCOME -         23.03%       n/a           25.49%A
CLASS A

ADVISOR GROWTH & INCOME -         25.75%       n/a           26.71%A
CLASS T

ADVISOR GROWTH & INCOME -         24.55%       n/a           26.74%A
CLASS B

ADVISOR GROWTH & INCOME -         28.35%       n/a           28.35%B
CLASS C

S&P 500                           28.58%       n/a           30.95%A

Lipper Growth and Income          15.61%       n/a           20.81%A
Funds Average

ADVISOR EQUITY INCOME - CLASS A   9.70%        n/a           17.50%A

ADVISOR EQUITY INCOME - CLASS T   12.07%       17.94%        17.95%C

ADVISOR EQUITY INCOME - CLASS B   10.54%       n/a           21.05%D

ADVISOR EQUITY INCOME - CLASS C   14.41%       n/a           14.41%B

Russell 3000 Value Index          13.50%       20.11%        19.87%C

Lipper Equity Income Funds        10.89%       16.60%        16.05%C
Average

S&P 500                           28.58%       24.06%        21.61%C

ADVISOR BALANCED - CLASS A        8.91%        n/a           15.31%A

ADVISOR BALANCED - CLASS T        11.41%       9.85%         13.02%

ADVISOR BALANCED - CLASS B        9.80%        n/a           16.34%A

ADVISOR BALANCED - CLASS C        13.65%       n/a           13.65%B

S&P 500                           28.58%       24.06%        19.21%

Lipper Balanced Funds Average     13.48%       13.84%        12.97%

Fidelity Balanced Composite       20.98%       17.32%        15.34%
Index



   * BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE
CLASS'S COMMENCEMENT OF OPERATIONS.

A FROM JANUARY 1, 1997.

B FROM JANUARY 1, 1998.

C FROM JANUARY 1, 1993.

D FROM JANUARY 1, 1995.

TAXABLE INCOME FUNDS




For the periods ended          Past 1 year  Past 5 years  Past 10 years/ Life of class*
December 31, 1998

ADVISOR HIGH YIELD - CLASS A    -5.15%       n/a           4.47%A

ADVISOR HIGH YIELD - CLASS T    -3.93%       8.03%         12.59%

ADVISOR HIGH YIELD - CLASS B    -5.58%       n/a           10.20%B

ADVISOR HIGH YIELD - CLASS C    -2.07%       n/a           -2.07%C

Merrill Lynch High Yield        3.66%        9.01%         11.08%
Master Index

Lipper High Current Yield       -0.44%       7.37%         9.34%
Funds Average

ADVISOR STRATEGIC INCOME -      -2.48%       n/a           3.22%A
CLASS A

ADVISOR STRATEGIC INCOME -      -1.31%       n/a           10.41%B
CLASS T

ADVISOR STRATEGIC INCOME -      -3.07%       n/a           10.16%B
CLASS B

ADVISOR STRATEGIC INCOME -      0.46%        n/a           0.46%C
CLASS C

Merrill Lynch High Yield        3.66%        n/a           11.72%B
Master Index

Lipper Multi-Sector Income      1.30%        n/a           9.28%B
Funds Average

Fidelity Strategic Income       5.43%        n/a           11.47%B
Composite Index

ADVISOR GOVERNMENT INVESTMENT   3.28%        n/a           6.11%A
- CLASS A

ADVISOR GOVERNMENT INVESTMENT   4.53%        5.59%         7.70%
- CLASS T

ADVISOR GOVERNMENT INVESTMENT   2.75%        n/a           7.78%B
- CLASS B

ADVISOR GOVERNMENT INVESTMENT   6.52%        n/a           6.52%C
- CLASS C

Lehman Brothers Government      9.85%        7.18%         9.17%
Bond Index

Lipper General U.S.             8.07%        6.15%         8.19%
Government Funds Average

ADVISOR MORTGAGE SECURITIES -   0.60%        n/a           0.60%C
CLASS A

ADVISOR MORTGAGE SECURITIES -   1.86%        n/a           1.86%C
CLASS T

ADVISOR MORTGAGE SECURITIES -   -0.03%       n/a           -0.03%C
CLASS B

Lehman Brothers                 6.96%        n/a           6.96%C
Mortgage-Backed Securities
Index

Lipper U.S. Mortgage Funds      6.08%        n/a           6.08%C
Average

ADVISOR INTERMEDIATE BOND -     3.14%        n/a           5.15%A
CLASS A

ADVISOR INTERMEDIATE BOND -     4.03%        4.73%         5.83%D
CLASS T

ADVISOR INTERMEDIATE BOND -     3.38%        n/a           6.66%B
CLASS B

ADVISOR INTERMEDIATE BOND -     5.10%        n/a           5.10%C
CLASS C

Lehman Brothers Intermediate    8.44%        6.60%         6.96%D
Government/Corporate Bond
Index

Lipper Short-Intermediate       6.60%        5.58%         5.99%D
Investment Grade Debt Funds
Average

ADVISOR SHORT FIXED-INCOME -    4.50%        n/a           5.36%A
CLASS A

ADVISOR SHORT FIXED-INCOME -    4.29%        4.21%         6.72%
CLASS T

ADVISOR SHORT FIXED-INCOME -    4.11%        n/a           4.11%C
CLASS C

Lehman Brothers 1-3 Year        6.98%        6.00%         7.42%
Government/Corporate Bond
Index

Lipper Short Investment Grade   5.78%        5.41%         7.02%
Debt Funds Average



   * BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE
CLASS'S COMMENCEMENT OF OPERATIONS.

A FROM JANUARY 1, 1997.

B FROM JANUARY 1, 1995.

C FROM JANUARY 1, 1998.

D FROM JANUARY 1, 1993.

MUNICIPAL FUNDS




For the periods ended          Past 1 year  Past 5 years  Past 10 years/ Life of class*
December 31, 1998

ADVISOR MUNICIPAL INCOME -      1.17%        n/a           5.49%A
CLASS A

ADVISOR MUNICIPAL INCOME -      2.50%        4.51%         8.23%
CLASS T

ADVISOR MUNICIPAL INCOME -      0.55%        n/a           7.49%B
CLASS B

ADVISOR MUNICIPAL INCOME -      4.30%        n/a           4.30%C
CLASS C

Lehman Brothers Municipal       6.48%        6.22%         8.22%
Bond Index

Lipper General Municipal Debt   5.32%        5.43%         7.68%
Funds Average

ADVISOR INTERMEDIATE            1.18%        n/a           4.55%A
MUNICIPAL INCOME - CLASS A

ADVISOR INTERMEDIATE            2.19%        4.27%         5.11%D
MUNICIPAL INCOME - CLASS T

ADVISOR INTERMEDIATE            1.35%        n/a           6.93%B
MUNICIPAL INCOME - CLASS B

ADVISOR INTERMEDIATE            3.32%        n/a           3.32%C
MUNICIPAL INCOME - CLASS C

Lehman Brothers Municipal       6.48%        6.22%         7.21%D
Bond Index

Lehman Brothers 1-17 Year       6.28%        5.92%         n/a
Municipal Bond Index

Lipper Intermediate Municipal   5.35%        5.17%         6.01%D
Debt Funds Average



   * BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE
CLASS'S COMMENCEMENT OF OPERATIONS.

A FROM JANUARY 1, 1997.

B FROM JANUARY 1, 1995.

C FROM JANUARY 1, 1998.

D FROM JANUARY 1, 1993.

If FMR had not reimbursed certain class expenses during these periods,
   each class's     returns would have been lower    except for Class
T and Class B of Advisor Mid Cap; Class T of Advisor Growth
Opportunities; Class T of Advisor Growth & Income; and Class T and
Class B of Advisor Balanced    .

Fidelity Strategic Income Composite Index is a hypothetical representation of the performance of Advisor Strategic Income's four general investment categories according to their respective weighting in the fund's neutral mix (40% high yield, 30% U.S. Government and investment-grade, 15% foreign developed markets and 15% emerging markets). The following indexes are used to calculate the Composite
Index: high yield - the Merrill Lynch High Yield Master Index, U.S. Government and investment-grade - the Lehman Brothers Government Bond Index, foreign developed markets - the Salomon Brothers Non-U.S. Dollar World Government Bond Index, emerging markets - the J.P. Morgan Emerging Markets Bond Index Plus. The index weightings of the Composite Index are rebalanced monthly.

Fidelity Balanced Composite Index is a hypothetical representation of the performance of Advisor Balanced's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to calculate the Composite Index: equity - the Standard & Poor's 500 Index, and bond - the Lehman Brothers Aggregate Bond Index. The index weightings of the Composite Index are rebalanced monthly.

Standard & Poor's 500 Index (S&P 500(registered trademark)) is a market capitalization-weighted index of common stocks.

Standard & Poor's MidCap 400(registered trademark) Index is a market capitalization-weighted index of 400 medium-capitalization stocks.

   Russell 3000 Growth Index is a market capitalization-weighted index of U.S. domiciled growth oriented stocks.

   Russell 3000 Value Index is a market capitalization-weighted index of U.S. domiciled value oriented stocks.

J.P. Morgan Emerging Markets Bond Index Plus is a market
   value-weighted     index of U.S. dollar- and other external
currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets.

Salomon Brothers Non-U.S. Dollar World Government Bond Index, Unhedged
is a market    value-weighted     index that is designed to represent
the performance of 16 world government bond markets, excluding the United States. Issues included in the index have fixed-rate coupons and maturities of one year or more.

The Lehman Brothers Mortgage-Backed Securities Index is a market
   value-weighted     index of 15- and 30- year fixed-rate securities
backed by mortgage pools of the Government National Mortgage Association (GNMA), Fannie Mae and the Federal Home Loan Mortgage
Corporation (FHLMC), and balloon    mortgages     with fixed-rate
coupons.

The Lehman Brothers 1-3 Year Government/Corporate Bond Index is a
market    value-weighted     index of government and investment-grade
corporate fixed-rate debt issues with maturities between one and three years.

The Lehman Brothers Aggregate Bond Index is a market
   value-weighted     index of investment-grade fixed-rate debt
issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more.

The Lehman Brothers Intermediate Government/Corporate Bond Index is a
market    value-weighted     index of government and investment-grade
corporate fixed-rate debt issues with maturities between one and 10 years.

Merrill Lynch High Yield Master Index is a market
   value-weighted     index of all domestic and yankee high-yield
bonds. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

The Lehman Brothers Government Bond Index is a market
   value-weighted     index of U.S. Government and government agency
securities (other than mortgage securities) with maturities of one year or more.

The Lehman Brothers 1-17 Year Municipal Bond Index is a market
   value-weighted     index of investment-grade municipal bonds with
maturities between one and 17 years.

The Lehman Brothers Municipal Bond Index is a market
   value    -weighted index of investment-grade municipal bonds with
maturities of one year or more.

Each Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

FEE TABLE

The following table describes the fees and expenses that are incurred when you buy, hold or sell Class A, Class T, Class B, and Class C shares of a fund. The annual class operating expenses provided
beginning on page  for each class of    each fund     except Advisor
Small Cap, Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation, are based on historical expenses, adjusted
to reflect current fees, and    do not reflect the effect of any
expense reimbursements or reduction of certain expenses during the
period. The annual class operating expenses provided    beginning on
page      for    each class     of Advisor Small Cap, Advisor
Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation are based on estimated expenses.

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

                               Class A    Class T    Class B    Class C

Maximum sales charge (load)    5.75%A     3.50%B     None       None
(as a % of offering price)
on purchases of: Advisor
TechnoQuant Growth, Advisor
Small Cap, Advisor Strategic
Opportunities*, Advisor Mid
Cap, Advisor Retirement
Growth, Advisor Equity
Growth, Advisor Large Cap,
Advisor Dividend Growth,
Advisor Growth
Opportunities, Advisor
Growth & Income, Advisor
Equity Income, Advisor Asset
Allocation, and Advisor
Balanced (the Equity Funds)

Maximum sales charge (load)    4.75%A     3.50%B     None       None
(as a % of offering price)
on purchases of: Advisor
High Yield, Advisor
Strategic Income, Advisor
Government Investment,
Advisor Mortgage
Securities*, and Advisor
Municipal Income (the Bond
Funds)

Maximum sales charge (load)    3.75%A     2.75%B     None       None
(as a % of offering price)
on purchases of: Advisor
Intermediate Bond and
Advisor Intermediate
Municipal Income (the
Intermediate-Term Bond Funds)

Maximum sales charge (load)    1.50%A     1.50%B     None       None
(as a % of offering price)
on purchases of Advisor
Short Fixed-Income**

Maximum CDSC for all Equity    NoneC      NoneC      5.00%D     1.00%F
and Bond Funds  (as a % of
the lesser of original
purchase price or redemption
proceeds)

Maximum CDSC for the Advisor   NoneC      NoneC      3.00%E     1.00%
Intermediate-Term Bond Funds
(as a % of the lesser of
original purchase price or
redemption proceeds)

Maximum CDSC for Advisor       NoneC      NoneC      **         1.00%F
Short Fixed-Income (as a %
of the lesser of original
purchase price or redemption
proceeds)

Sales charge (load) on         None       None       None       None
reinvested distributions


* FUND DOES NOT OFFER CLASS C SHARES.

** FUND DOES NOT OFFER CLASS B SHARES.

A LOWER FRONT-END SALES CHARGES FOR CLASS A MAY BE AVAILABLE WITH PURCHASE OF $50,000 OR MORE.

B LOWER FRONT-END SALES CHARGES FOR CLASS T MAY BE AVAILABLE WITH PURCHASE OF $50,000 OR MORE.

C A CDSC OF 0.25% IS ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A AND CLASS T SHARES ON WHICH A FINDER'S FEE WAS PAID.

D  DECLINES OVER 6 YEARS FROM 5.00% TO 0%.

E  DECLINES OVER 3 YEARS FROM 3.00% TO 0%.

F  ON CLASS C SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

   ANNUAL CLASS OPERATING EXPENSES (PAID FROM CLASS ASSETS)

EQUITY FUNDS




                                                                Class A    Class T    Class B    Class C

ADVISOR TECHNOQUANT GROWTH       Management fee                 0.59%      0.59%      0.59%      0.59%

                                 Distribution and Service       0.25%      0.50%      1.00%      1.00%
                                 (12b-1) fee (including 0.25%
                                 Service fee only for Class B
                                 and Class C)

                                 Other expenses                 0.74%      0.77%      0.70%      1.01%

                                 Total annual class operating   1.58%      1.86%      2.29%      2.60%
                                 expensesA

ADVISOR SMALL CAP                Management fee                 0.74%      0.74%      0.74%      0.74%

                                 Distribution and Service       0.25%      0.50%      1.00%      1.00%
                                 (12b-1) fee (including 0.25%
                                 Service fee only for Class B
                                 and Class C)

                                 Other expenses                 0.64%      0.60%      0.62%      0.62%

                                 Total annual class operating   1.63%      1.84%      2.36%      2.36%
                                 expensesA

ADVISOR STRATEGIC OPPORTUNITIES  Management fee                 0.38%      0.38%      0.38%      *

                                 Distribution and Service       0.25%      0.50%      1.00%      *
                                 (12b-1) fee (including 0.25%
                                 Service fee only for Class B)

                                 Other expenses                 0.43%      0.29%      0.33%      *

                                 Total annual class operating   1.06%      1.17%      1.71%      *
                                 expensesA

ADVISOR MID CAP                  Management fee                 0.59%      0.59%      0.59%      0.59%

                                 Distribution and Service       0.25%      0.50%      1.00%      1.00%
                                 (12b-1) fee (including 0.25%
                                 Service fee only for Class B
                                 and Class C)

                                 Other expenses                 0.39%      0.34%      0.35%      0.37%

                                 Total annual class operating   1.23%      1.43%      1.94%      1.96%
                                 expensesA

ADVISOR RETIREMENT GROWTH        Management fee                 0.59%      0.59%      0.59%      0.59%

                                 Distribution and Service       0.25%      0.50%      1.00%      1.00%
                                 (12b-1) fee (including 0.25%
                                 Service fee only for Class B
                                 and Class C)

                                 Other expenses                 0.51%      0.48%      0.50%      0.48%

                                 Total annual class operating   1.35%      1.57%      2.09%      2.07%
                                 expensesA



   A FMR HAS VOLUNTARILY AGREED TO REIMBURSE CLASS A, CLASS T, CLASS B, AND CLASS C OF CERTAIN FUNDS TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING FEES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED THE FOLLOWING RATES:


                                 Class A  Effective Date  Class T  Effective Date  Class B  Effective Date

Advisor TechnoQuant Growth        1.30%   12/1/98          1.55%   12/1/98          2.05%   12/1/98

Advisor Small Cap                 1.75%   9/6/98           2.00%   9/6/98           2.50%   9/6/98

Advisor Strategic Opportunities   1.30%   2/27/99          1.55%   2/27/99          2.05%   2/27/99

Advisor Mid Cap                   1.30%   2/27/99          1.55%   2/27/99          2.05%   2/27/99

Advisor Retirement Growth         1.75%   12/29/98         2.00%   12/29/98         2.50%   12/29/98




                                 Class C  Effective Date

Advisor TechnoQuant Growth       2.05%    12/1/98

Advisor Small Cap                2.50%    9/6/98

Advisor Strategic Opportunities  *        *

Advisor Mid Cap                  2.05%    2/27/99

Advisor Retirement Growth        2.50%    12/29/98


   * FUND DOES NOT OFFER CLASS C SHARES.

   THESE ARRANGEMENTS CAN BE TERMINATED BY FMR AT ANY TIME.

   A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total class operating expenses would have been:


                                 Class A        Class T        Class B        Class C

Advisor TechnoQuant Growth       1.29%(dagger)  1.52%(dagger)  2.03%(dagger)  2.02%(dagger)

Advisor Strategic Opportunities  1.05%          1.16%          1.70%          *

Advisor Mid Cap                  1.20%          1.40%          1.91%          1.92%



   (dagger) AFTER REIMBURSEMENT.

   * FUND DOES NOT OFFER CLASS C SHARES.

EQUITY FUNDS - CONTINUED




                                                            Class A    Class T    Class B    Class C

ADVISOR EQUITY GROWTH         Management fee                0.59%      0.59%      0.59%      0.59%

                              Distribution and Service      0.25%      0.50%      1.00%      1.00%
                              (12b-1) fee (including 0.25%
                              Service fee only for Class B
                              and Class C)

                              Other expenses                0.27%      0.20%      0.28%      0.25%

                              Total annual class operating  1.11%      1.29%      1.87%      1.84%
                              expensesA

ADVISOR LARGE CAP             Management fee                0.59%      0.59%      0.59%      0.59%

                              Distribution and Service      0.25%      0.50%      1.00%      1.00%
                              (12b-1) fee (including 0.25%
                              Service fee only for Class B
                              and Class C)

                              Other expenses                0.48%      0.40%      0.43%      0.44%

                              Total annual class operating  1.32%      1.49%      2.02%      2.03%
                              expensesA

ADVISOR DIVIDEND GROWTH       Management fee                0.59%      0.59%      0.59%      0.59%

                              Distribution and Service      0.25%      0.50%      1.00%      1.00%
                              (12b-1) fee (including 0.25%
                              Service fee only for Class B
                              and Class C)

                              Other expenses                0.47%      0.44%      0.45%      0.44%

                              Total annual class operating  1.31%      1.53%      2.04%      2.03%
                              expensesA

ADVISOR GROWTH OPPORTUNITIES  Management fee                0.46%      0.46%      0.46%      0.46%

                              Distribution and Service      0.25%      0.50%      1.00%      1.00%
                              (12b-1) fee (including 0.25%
                              Service fee only for Class B
                              and Class C)

                              Other expenses                0.25%      0.18%      0.25%      0.23%

                              Total annual class operating  0.96%      1.14%      1.71%      1.69%
                              expenses

ADVISOR GROWTH & INCOME       Management fee                0.49%      0.49%      0.49%      0.49%

                              Distribution and Service      0.25%      0.50%      1.00%      1.00%
                              (12b-1) fee (including 0.25%
                              Service fee only for Class B
                              and Class C)

                              Other expenses                0.36%      0.32%      0.34%      0.32%

                              Total annual class operating  1.10%      1.31%      1.83%      1.81%
                              expensesA



   A FMR HAS VOLUNTARILY AGREED TO REIMBURSE CLASS A, CLASS T, CLASS B, AND CLASS C OF CERTAIN FUNDS TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING FEES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED THE FOLLOWING RATES:


                        Class A  Effective Date  Class T  Effective Date  Class B  Effective Date  Class C  Effective Date

Advisor Equity Growth    1.20%   1/1/99           1.45%   1/1/99           1.95%   1/1/99           1.95%   1/1/99

Advisor Large Cap        1.30%   12/1/98          1.55%   12/1/98          2.05%   12/1/98          2.05%   12/1/98

Advisor Dividend Growth  1.75%   12/29/98         2.00%   12/29/98         2.50%   12/29/98         2.50%   12/29/98

Advisor Growth & Income  1.20%   2/27/99          1.45%   2/27/99          1.95%   2/27/99          1.95%   2/27/99



   THESE ARRANGEMENTS CAN BE TERMINATED BY FMR AT ANY TIME.

   A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total class operating expenses would have been:


                              Class A        Class T  Class B  Class C

Advisor Equity Growth         1.09%          1.27%    1.84%    1.81%

Advisor Large Cap             1.28%(dagger)  1.47%    2.00%    2.01%

Advisor Growth Opportunities  0.95%          1.13%    1.70%    (dagger)(dagger)

Advisor Growth & Income       1.09%          1.30%    1.82%    1.79%



   (dagger) AFTER REIMBURSEMENT.

   (dagger)(dagger) NOT APPLICABLE.

EQUITY FUNDS - CONTINUED




                                                        Class A    Class T    Class B    Class C

ADVISOR EQUITY INCOME     Management fee                0.49%      0.49%      0.49%      0.49%

                          Distribution and Service      0.25%      0.50%      1.00%      1.00%
                          (12b-1) fee (including 0.25%
                          Service fee only for Class B
                          and Class C)

                          Other expenses                0.27%      0.21%      0.24%      0.26%

                          Total annual class operating  1.01%      1.20%      1.73%      1.75%
                          expensesA

ADVISOR ASSET ALLOCATION  Management fee                0.59%      0.59%      0.59%      0.59%

                          Distribution and Service      0.25%      0.50%      1.00%      1.00%
                          (12b-1) fee (including 0.25%
                          Service fee only for Class B
                          and Class C)

                          Other expenses                1.25%      1.22%      1.24%      1.22%

                          Total annual class operating  2.09%      2.31%      2.83%      2.81%
                          expensesA

ADVISOR BALANCED          Management fee                0.44%      0.44%      0.44%      0.44%

                          Distribution and Service      0.25%      0.50%      1.00%      1.00%
                          (12b-1) fee (including 0.25%
                          Service fee only for Class B
                          and Class C)

                          Other expenses                0.30%      0.22%      0.28%      0.21%

                          Total annual class operating  0.99%      1.16%      1.72%      1.65%
                          expensesA




TAXABLE INCOME FUNDS




                                                        Class A    Class T    Class B    Class C

ADVISOR HIGH YIELD        Management fee                0.58%      0.58%      0.58%      0.58%

                          Distribution and Service      0.15%      0.25%      0.90%      1.00%
                          (12b-1) fee (including 0.25%
                          Service fee only for Class B
                          and Class C)

                          Other expenses                0.27%      0.24%      0.26%      0.23%

                          Total annual class operating  1.00%      1.07%      1.74%      1.81%
                          expenses

ADVISOR STRATEGIC INCOME  Management fee                0.58%      0.58%      0.58%      0.58%

                          Distribution and Service      0.15%      0.25%      0.90%      1.00%
                          (12b-1) fee (including 0.25%
                          Service fee only for Class B
                          and Class C)

                          Other expenses                0.41%      0.36%      0.36%      0.38%

                          Total annual class operating  1.14%      1.19%      1.84%      1.96%
                          expensesA



   A FMR HAS VOLUNTARILY AGREED TO REIMBURSE CLASS A, CLASS T, CLASS B, AND CLASS C OF CERTAIN FUNDS TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING FEES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED THE FOLLOWING RATES:


                        Class A  Effective Date  Class T  Effective Date  Class B  Effective Date  Class C  Effective Date

Advisor Equity Income    1.10%   1/1/99           1.35%   1/1/99           1.85%   1/1/99           1.85%   1/1/99

Advisor Asset Allocation 1.75%   12/29/98         2.00%   12/29/98         2.50%   12/29/98         2.50%   12/29/98

Advisor Balanced         1.05%   1/1/99           1.30%   1/1/99           1.80%   1/1/99           1.80%   1/1/99

Advisor Strategic Income 1.25%   1/1/99           1.35%   1/1/99           2.00%   1/1/99           2.10%   1/1/99



   THESE ARRANGEMENTS CAN BE TERMINATED BY FMR AT ANY TIME.

   A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total class operating expenses would have been:


                          Class A  Class T           Class B           Class C

Advisor Equity Income     1.00%    1.19%             1.71%             1.73%

Advisor Balanced          0.96%    1.15%             1.71%             1.64%

Advisor High Yield        0.99%    (dagger)(dagger)  (dagger)(dagger)  (dagger)(dagger)

Advisor Strategic Income  1.13%    1.18%             (dagger)(dagger)  (dagger)(dagger)



   (dagger)(dagger) NOT APPLICABLE.

TAXABLE INCOME FUNDS -
CONTINUED




                                                               Class A    Class T    Class B    Class C

ADVISOR GOVERNMENT INVESTMENT   Management fee                 0.43%      0.43%      0.43%      0.43%

                                Distribution and Service       0.15%      0.25%      0.90%      1.00%
                                (12b-1) fee (including 0.25%
                                Service fee only for Class B
                                and Class C)

                                Other expenses                 0.42%      0.35%      0.35%      0.35%

                                Total annual class operating   1.00%      1.03%      1.68%      1.78%
                                expensesA

ADVISOR MORTGAGE SECURITIES     Management fee                 0.44%      0.44%      0.44%      *

                                Distribution and Service       0.15%      0.25%      0.90%      *
                                (12b-1) fee (including 0.25%
                                Service fee only for Class B)

                                Other expenses                 0.64%      0.53%      0.37%      *

                                Total annual class operating   1.23%      1.22%      1.71%      *
                                expensesA

ADVISOR INTERMEDIATE BOND       Management fee                 0.43%      0.43%      0.43%      0.43%

                                Distribution and Service       0.15%      0.25%      0.90%      1.00%
                                (12b-1) fee (including 0.25%
                                Service fee only for Class B
                                and Class C)

                                Other expenses                 0.34%      0.30%      0.35%      0.40%

                                Total annual class operating   0.92%      0.98%      1.68%      1.83%
                                expensesA

ADVISOR SHORT FIXED-INCOME      Management fee                 0.44%      0.44%      **         0.44%

                                Distribution and Service       0.15%      0.15%      **         1.00%
                                (12b-1) fee (including 0.25%
                                Service fee only for Class C)

                                Other expenses                 0.30%      0.31%      **         0.35%

                                Total annual class operating   0.89%      0.90%      **         1.79%
                                expensesA



   A FMR HAS VOLUNTARILY AGREED TO REIMBURSE CLASS A, CLASS T, CLASS B, AND CLASS C OF CERTAIN FUNDS TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING FEES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED THE FOLLOWING RATES:


                               Class A  Effective Date  Class T  Effective Date  Class B  Effective Date

Advisor Government Investment   0.90%   8/30/96          1.00%   7/1/95           1.65%   1/1/96

Advisor Mortgage Securities     0.90%   3/1/97           1.00%   3/1/97           1.65%   3/1/97

Advisor Intermediate Bond       0.90%   8/30/96          1.00%   7/1/95           1.65%   1/1/96

Advisor Short Fixed-Income      0.90%   8/30/96          0.90%   8/30/96         **       **




                               Class C  Effective Date

Advisor Government Investment  1.75%    11/1/97

Advisor Mortgage Securities    *        *

Advisor Intermediate Bond      1.75%    11/1/97

Advisor Short Fixed-Income     1.75%    11/1/97


   * FUND DOES NOT OFFER CLASS C SHARES.

   ** FUND DOES NOT OFFER CLASS B SHARES.

   THESE ARRANGEMENTS CAN BE TERMINATED BY FMR AT ANY TIME.

MUNICIPAL FUNDS




                                                         Class A    Class T    Class B    Class C

ADVISOR MUNICIPAL INCOME   Management fee                0.39%      0.39%      0.39%      0.39%

                           Distribution and Service      0.15%      0.25%      0.90%      1.00%
                           (12b-1) fee (including 0.25%
                           Service fee only for Class B
                           and Class C)

                           Other expenses                0.24%      0.24%      0.23%      0.20%

                           Total annual class operating  0.78%      0.88%      1.52%      1.59%
                           expensesA

ADVISOR INTERMEDIATE       Management fee                0.38%      0.38%      0.38%      0.38%
MUNICIPAL INCOME

                           Distribution and Service      0.15%      0.25%      0.90%      1.00%
                           (12b-1) fee (including 0.25%
                           Service fee only for Class B
                           and Class C)

                           Other expenses                0.55%      0.50%      0.47%      0.54%

                           Total annual class operating  1.08%      1.13%      1.75%      1.92%
                           expensesA



   A FMR HAS VOLUNTARILY AGREED TO REIMBURSE CLASS A, CLASS T, CLASS B, AND CLASS C OF CERTAIN FUNDS TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING FEES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED THE FOLLOWING RATES:


                        Class A  Effective Date  Class T  Effective Date  Class B  Effective Date  Class C  Effective Date

Advisor Municipal Income 0.90%   8/30/96          1.00%   7/1/95           1.65%   1/1/96           1.75%   11/1/97

Advisor Intermediate     0.85%   12/1/98          0.90%   5/29/98          1.60%   12/1/98          1.70%   12/1/98
Municipal Income



   THESE ARRANGEMENTS CAN BE TERMINATED BY FMR AT ANY TIME.

   Long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc., due to 12b-1 fees.

This    EXAMPLE     helps you compare the cost of investing in the
funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated and if you leave your account open:

EQUITY FUNDS




                                           Class A                             Class T

                                           Account open      Account closed    Account open      Account closed

ADVISOR TECHNOQUANT GROWTH       1 year    $ 726             $ 726             $ 532             $ 532

                                 3 years   $ 1,045           $ 1,045           $ 914             $ 914

                                 5 years   $ 1,386           $ 1,386           $ 1,321           $ 1,321

                                 10 years  $ 2,345           $ 2,345           $ 2,453           $ 2,453

ADVISOR SMALL CAP                1 year    $ 731             $ 731             $ 530             $ 530

                                 3 years   $ 1,060           $ 1,060           $ 908             $ 908

ADVISOR STRATEGIC OPPORTUNITIES  1 year    $ 677             $ 677             $ 465             $ 465

                                 3 years   $ 893             $ 893             $ 709             $ 709

                                 5 years   $ 1,126           $ 1,126           $ 971             $ 971

                                 10 years  $ 1,795           $ 1,795           $ 1,721           $ 1,721

ADVISOR MID CAP                  1 year    $ 693             $ 693             $ 490             $ 490

                                 3 years   $ 943             $ 943             $ 787             $ 787

                                 5 years   $ 1,212           $ 1,212           $ 1,104           $ 1,104

                                 10 years  $ 1,978           $ 1,978           $ 2,003           $ 2,003

ADVISOR RETIREMENT GROWTH        1 year    $ 705             $ 705             $ 504             $ 504

                                 3 years   $ 978             $ 978             $ 828             $ 828

ADVISOR EQUITY GROWTH            1 year    $ 682             $ 682             $ 477             $ 477

                                 3 years   $ 908             $ 908             $ 745             $ 745

                                 5 years   $ 1,151           $ 1,151           $ 1,033           $ 1,033

                                 10 years  $ 1,849           $ 1,849           $ 1,852           $ 1,852

ADVISOR LARGE CAP                1 year    $ 702             $ 702             $ 496             $ 496

                                 3 years   $ 969             $ 969             $ 805             $ 805

                                 5 years   $ 1,257           $ 1,257           $ 1,135           $ 1,135

                                 10 years  $ 2,074           $ 2,074           $ 2,067           $ 2,067

ADVISOR DIVIDEND GROWTH          1 year    $ 701             $ 701             $ 500             $ 500

                                 3 years   $ 966             $ 966             $ 816             $ 816

ADVISOR GROWTH OPPORTUNITIES     1 year    $ 667             $ 667             $ 462             $ 462

                                 3 years   $ 863             $ 863             $ 700             $ 700

                                 5 years   $ 1,075           $ 1,075           $ 956             $ 956

                                 10 years  $ 1,685           $ 1,685           $ 1,688           $ 1,688




                                          Class B                             Class C

                                          Account open      Account closed    Account open      Account closed

ADVISOR TECHNOQUANT GROWTH       1 year   $ 232             $ 732             $ 263             $ 363

                                 3 years  $ 715             $ 1,015           $ 808             $ 808

                                 5 years  $ 1,225           $ 1,425           $ 1,380           $ 1,380

                                 10 years $ 2,364A          $ 2,364A          $ 2,934           $ 2,934

ADVISOR SMALL CAP                1 year   $ 239             $ 739             $ 239             $ 339

                                 3 years  $ 736             $ 1,036           $ 736             $ 736

ADVISOR STRATEGIC OPPORTUNITIES  1 year   $ 174             $ 674             *                 *

                                 3 years  $ 539             $ 839             *                 *

                                 5 years  $ 928             $ 1,128           *                 *

                                 10 years $ 1,767A          $ 1,767A          *                 *

ADVISOR MID CAP                  1 year   $ 197             $ 697             $ 199             $ 299

                                 3 years  $ 609             $ 909             $ 615             $ 615

                                 5 years  $ 1,047           $ 1,247           $ 1,057           $ 1,057

                                 10 years $ 1,994A          $ 1,994A          $ 2,285           $ 2,285

ADVISOR RETIREMENT GROWTH        1 year   $ 212             $ 712             $ 210             $ 310

                                 3 years  $ 655             $ 955             $ 649             $ 649

ADVISOR EQUITY GROWTH            1 year   $ 190             $ 690             $ 187             $ 287

                                 3 years  $ 588             $ 888             $ 579             $ 579

                                 5 years  $ 1,011           $ 1,211           $ 995             $ 995

                                 10 years $ 1,899A          $ 1,899A          $ 2,159           $ 2,159

ADVISOR LARGE CAP                1 year   $ 205             $ 705             $ 206             $ 306

                                 3 years  $ 634             $ 934             $ 637             $ 637

                                 5 years  $ 1,088           $ 1,288           $ 1,093           $ 1,093

                                 10 years $ 2,084A          $ 2,084A          $ 2,358           $ 2,358

ADVISOR DIVIDEND GROWTH          1 year   $ 207             $ 707             $ 206             $ 306

                                 3 years  $ 640             $ 940             $ 637             $ 637

ADVISOR GROWTH OPPORTUNITIES     1 year   $ 174             $ 674             $ 172             $ 272

                                 3 years  $ 539             $ 839             $ 533             $ 533

                                 5 years  $ 928             $ 1,128           $ 918             $ 918

                                 10 years $ 1,727A          $ 1,727A          $ 1,998           $ 1,998


* FUND DOES NOT OFFER CLASS C SHARES.

A REFLECTS CONVERSION TO CLASS A SHARES AFTER SEVEN YEARS.

EQUITY FUNDS - CONTINUED




                                     Class A                             Class T

                                     Account open      Account closed    Account open      Account closed

ADVISOR GROWTH & INCOME    1 year    $ 681             $ 681             $ 479             $ 479

                           3 years   $ 905             $ 905             $ 751             $ 751

                           5 years   $ 1,146           $ 1,146           $ 1,043           $ 1,043

                           10 years  $ 1,838           $ 1,838           $ 1,874           $ 1,874

ADVISOR EQUITY INCOME      1 year    $ 672             $ 672             $ 468             $ 468

                           3 years   $ 878             $ 878             $ 718             $ 718

                           5 years   $ 1,101           $ 1,101           $ 987             $ 987

                           10 years  $ 1,740           $ 1,740           $ 1,754           $ 1,754

ADVISOR ASSET ALLOCATION   1 year    $ 775             $ 775             $ 576             $ 576

                           3 years   $ 1,192           $ 1,192           $ 1,046           $ 1,046

ADVISOR BALANCED           1 year    $ 670             $ 670             $ 464             $ 464

                           3 years   $ 872             $ 872             $ 706             $ 706

                           5 years   $ 1,091           $ 1,091           $ 966             $ 966

                           10 years  $ 1,718           $ 1,718           $ 1,710           $ 1,710




                                        Class B                         Class C

                                        Account open  Account closed    Account open      Account closed

ADVISOR GROWTH & INCOME        1 year   $ 186         $ 686             $ 184             $ 284

                               3 years  $ 576         $ 876             $ 569             $ 569

                               5 years  $ 990         $ 1,190           $ 980             $ 980

                               10 years $ 1,867A      $ 1,867A          $ 2,127           $ 2,127

ADVISOR EQUITY INCOME          1 year   $ 176         $ 676             $ 178             $ 278

                               3 years  $ 545         $ 845             $ 551             $ 551

                               5 years  $ 939         $ 1,139           $ 949             $ 949

                               10 years $ 1,761A      $ 1,761A          $ 2,062           $ 2,062

ADVISOR ASSET ALLOCATION       1 year   $ 286         $ 786             $ 284             $ 384

                               3 years  $ 877         $ 1,177           $ 871             $ 871

ADVISOR BALANCED               1 year   $ 175         $ 675             $ 168             $ 268

                               3 years  $ 542         $ 842             $ 520             $ 520

                               5 years  $ 933         $ 1,133           $ 897             $ 897

                               10 years $ 1,746A      $ 1,746A          $ 1,955           $ 1,955



TAXABLE INCOME FUNDS




                                          Class A                             Class T

                                          Account open      Account closed    Account open      Account closed

ADVISOR HIGH YIELD              1 year    $ 572             $ 572             $ 455             $ 455

                                3 years   $ 778             $ 778             $ 678             $ 678

                                5 years   $ 1,001           $ 1,001           $ 919             $ 919

                                10 years  $ 1,641           $ 1,641           $ 1,610           $ 1,610

ADVISOR STRATEGIC INCOME        1 year    $ 586             $ 586             $ 467             $ 467

                                3 years   $ 820             $ 820             $ 715             $ 715

                                5 years   $ 1,073           $ 1,073           $ 981             $ 981

                                10 years  $ 1,795           $ 1,795           $ 1,743           $ 1,743

ADVISOR GOVERNMENT INVESTMENT   1 year    $ 572             $ 572             $ 451             $ 451

                                3 years   $ 778             $ 778             $ 666             $ 666

                                5 years   $ 1,001           $ 1,001           $ 899             $ 899

                                10 years  $ 1,641           $ 1,641           $ 1,565           $ 1,565

ADVISOR MORTGAGE SECURITIES     1 year    $ 594             $ 594             $ 470             $ 470

                                3 years   $ 847             $ 847             $ 724             $ 724

                                5 years   $ 1,119           $ 1,119           $ 997             $ 997

                                10 years  $ 1,893           $ 1,893           $ 1,776           $ 1,776




                                         Class B                             Class C

                                         Account open      Account closed    Account open      Account closed

ADVISOR HIGH YIELD              1 year   $ 177             $ 677             $ 184             $ 284

                                3 years  $ 548             $ 848             $ 569             $ 569

                                5 years  $ 944             $ 1,144           $ 980             $ 980

                                10 years $ 1,764A          $ 1,764A          $ 2,127           $ 2,127

ADVISOR STRATEGIC INCOME        1 year   $ 187             $ 687             $ 199             $ 299

                                3 years  $ 579             $ 879             $ 615             $ 615

                                5 years  $ 995             $ 1,195           $ 1,057           $ 1,057

                                10 years $ 1,889A          $ 1,889A          $ 2,285           $ 2,285

ADVISOR GOVERNMENT INVESTMENT   1 year   $ 171             $ 671             $ 181             $ 281

                                3 years  $ 530             $ 830             $ 560             $ 560

                                5 years  $ 913             $ 1,113           $ 964             $ 964

                                10 years $ 1,722A          $ 1,722A          $ 2,095           $ 2,095

ADVISOR MORTGAGE SECURITIES     1 year   $ 174             $ 674             *                 *

                                3 years  $ 539             $ 839             *                 *

                                5 years  $ 928             $ 1,128           *                 *

                                10 years $ 1,833A          $ 1,833A          *                 *


   * FUND DOES NOT OFFER CLASS C SHARES.

   A REFLECTS CONVERSION TO CLASS A SHARES AFTER SEVEN YEARS.

TAXABLE INCOME FUNDS -
CONTINUED




                                      Class A                             Class T

                                      Account open      Account closed    Account open      Account closed

ADVISOR INTERMEDIATE BOND   1 year    $ 465             $ 465             $ 372             $ 372

                            3 years   $ 657             $ 657             $ 579             $ 579

                            5 years   $ 865             $ 865             $ 802             $ 802

                            10 years  $ 1,464           $ 1,464           $ 1,443           $ 1,443

ADVISOR SHORT FIXED-INCOME  1 year    $ 239             $ 239             $ 240             $ 240

                            3 years   $ 430             $ 430             $ 433             $ 433

                            5 years   $ 636             $ 636             $ 641             $ 641

                            10 years  $ 1,230           $ 1,230           $ 1,241           $ 1,241




                                         Class B                             Class C

                                         Account open      Account closed    Account open      Account closed

ADVISOR INTERMEDIATE BOND       1 year   $ 171             $ 471             $ 186             $ 286

                                3 years  $ 530             $ 630             $ 576             $ 576

                                5 years  $ 825B            $ 825B            $ 990             $ 990

                                10 years $ 1,429B          $ 1,429B          $ 2,148           $ 2,148

ADVISOR SHORT FIXED-INCOME      1 year   *                 *                 $ 182             $ 282

                                3 years  *                 *                 $ 563             $ 563

                                5 years  *                 *                 $ 970             $ 970

                                10 years *                 *                 $ 2,105           $ 2,105



MUNICIPAL FUNDS




                                     Class A                             Class T

                                     Account open      Account closed    Account open      Account closed

ADVISOR MUNICIPAL INCOME   1 year    $ 551             $ 551             $ 437             $ 437

                           3 years   $ 712             $ 712             $ 621             $ 621

                           5 years   $ 888             $ 888             $ 821             $ 821

                           10 years  $ 1,395           $ 1,395           $ 1,396           $ 1,396

ADVISOR INTERMEDIATE       1 year    $ 481             $ 481             $ 387             $ 387
MUNICIPAL INCOME

                           3 years   $ 706             $ 706             $ 624             $ 624

                           5 years   $ 948             $ 948             $ 880             $ 880

                           10 years  $ 1,643           $ 1,643           $ 1,612           $ 1,612




                                        Class B                         Class C

                                        Account open  Account closed    Account open      Account closed

ADVISOR MUNICIPAL INCOME       1 year   $ 155             $ 655             $ 162             $ 262

                               3 years  $ 480             $ 780             $ 502             $ 502

                               5 years  $ 829             $ 1,029           $ 866             $ 866

                               10 years $ 1,519A          $ 1,519A           $ 1,889           $ 1,889

ADVISOR INTERMEDIATE           1 year   $ 178             $ 478             $ 195             $ 295
MUNICIPAL INCOME

                               3 years  $ 551             $ 651             $ 603             $ 603

                               5 years  $ 872B            $ 872B            $ 1,037           $ 1,037

                               10 years $ 1,575B          $ 1,575B          $ 2,243           $ 2,243


   *     FUND DOES NOT OFFER CLASS B SHARES.

A REFLECTS CONVERSION TO CLASS A SHARES AFTER SEVEN YEARS.

B REFLECTS CONVERSION TO CLASS A SHARES AFTER FOUR YEARS.

   FUND BASICS

INVESTMENT DETAILS

THE EQUITY FUNDS

INVESTMENT OBJECTIVE

ADVISOR TECHNOQUANT GROWTH FUND seeks capital growth.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities, FMR uses a security selection process that utilizes computer-aided, quantitative analysis. FMR's computer models use many types of factors, but emphasize technical data such as price and volume information. Fundamental factors, such as earnings estimates and dividend yield, may also be considered.

FMR's emphasis on technical analysis can result in the fund's holding different types of stocks at different times. For example, the fund can hold stocks of companies with large or small market capitalization or high or low price/earnings ratios. The fund's focus can change rapidly based on FMR's analysis of the most current information. At times, the fund could be concentrated in a small number of market sectors or securities.

   FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR SMALL CAP FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

   FMR normally invests at least 65% of the fund's total assets in securities of companies with small market capitalizations. Small market capitalization companies are those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 at the time of the fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a small market capitalization for purposes of the 65% policy. As of November 30, 1998, the Russell 2000 included companies with capitalizations between $3.0 million and $2.5 billion. The size of companies in the Russell 2000 changes with market conditions and the composition of the index.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

   FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR STRATEGIC OPPORTUNITIES FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 65% of the fund's total assets in companies involving a special situation. The term "special situation" refers to FMR's identification of an unusual, and possibly non-repetitive, development taking place in a company or a group of companies in an industry. A special situation may involve one or more of the following characteristics: a technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts; changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in the scope or nature of foreign competition or the development of an emerging industry; new or changed management, or material changes in management policies or corporate structure; significant economic or political occurrences abroad, including changes in foreign or domestic import and tax laws or other regulations; other events, including natural disasters, favorable litigation settlements, or a major change in demographic patterns.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

   FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR MID CAP FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 65% of the fund's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the capitalization of companies in the S&P MidCap 400 at the time of the fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 65% policy. As of November 30, 1998, the S&P MidCap 400 included companies with
capitalizations between $   132.0     million and $   67.7
billion. The size of companies in the S&P MidCap 400 changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

   FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR RETIREMENT GROWTH FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

Because the fund is designed for those in tax-qualified retirement plans and non-profit organizations, FMR's investment strategies may result in the realization of capital gains without consideration for the tax consequences to shareholders.

   FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR EQUITY GROWTH FUND seeks to achieve capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests at least 65% of the fund's total assets in common stocks.

FMR invests the fund's assets in companies FMR believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) ratios. Companies with strong growth potential often have new products, technologies, distribution channels or other opportunities or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

   FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR LARGE CAP FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 65% of the fund's total assets in securities of companies with large market capitalizations. FMR defines large market capitalization companies as those with market capitalizations of $1 billion or more at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization for purposes of the 65% policy.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

   FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR DIVIDEND GROWTH FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 65% of the fund's total assets in companies that FMR believes have the potential for dividend growth by either increasing their dividends or commencing dividends, if none are currently paid.

The fund's strategy is based on the premise that dividends are an indication of a company's financial health and companies that are commencing or increasing their dividends have an enhanced potential for capital growth. Although FMR uses income to evaluate the fund's investments, the fund does not invest for income.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

   FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.
FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR GROWTH OPPORTUNITIES FUND seeks to provide capital growth.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks. FMR may also invest the fund's assets in other types of securities, including bonds which may be lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

   FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR GROWTH & INCOME FUND seeks high total return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

   FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR EQUITY INCOME FUND seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities
comprising the S&P 500. In addition,    consistent with the primary
objective of obtaining dividend and interest income,     the fund will
consider the potential for achieving capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests at least 65% of the fund's total assets in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

   FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR ASSET ALLOCATION FUND seeks to maximize total return over the long-term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

PRINCIPAL INVESTMENT STRATEGIES

FMR allocates the fund's assets among the following classes, or types, of investments. The STOCK CLASS includes equity securities of all types. The BOND CLASS includes all varieties of fixed-income
securities   ;     including lower-quality debt securities, maturing
in more than one year. The SHORT-TERM/MONEY MARKET CLASS includes all types of short-term and money market instruments.

FMR may use its judgement to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. FMR may also invest the fund's assets in other instruments that do not fall within these classes.

FMR has the ability to allocate the fund's assets within specified ranges. The fund's neutral mix represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The approximate neutral mix and range for each asset class are shown below:

Neutral Mix
 STOCKS 70%
(can range from
50-100%)

Row: 1, Col: 1, Value: 5.0
Row: 1, Col: 2, Value: 70.0
Row: 1, Col: 3, Value: 25.0

 BONDS 25%
(can range from 0-50%)

 SHORT-TERM/MONEY
MARKET 5% (can range
from 0-50%)

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective. Normally, a single reallocation will not involve more than 20% of the fund's total assets.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates and management) and/or quantitative factors (e.g., historical earnings, dividend yield and earnings per share) and evaluates each security's current price relative to its estimated long-term value.

   FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR BALANCED FUND seeks both income and growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR manages the fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

With respect to the fund's equity investments, FMR's emphasis on above-average income-producing equity securities tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates and management) and evaluates each security's current price relative to its estimated long-term value.

   FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities and warrants.

DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

MONEY MARKET SECURITIES are high   -    quality, short-term debt
securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial paper and U.S. Government securities.

PRINCIPAL INVESTMENT RISKS

Many factors affect each fund's performance. A fund's share price and yield, if applicable, change daily based on changes in market conditions and interest rates and in response to other economic, political or financial developments. A fund's reaction to these developments will be affected by the types and maturities of the securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of a fund, they could be worth more or less than what you paid for them.

The following factors may significantly affect a fund's performance:

STOCK MARKET VOLATILITY. The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response
to these developments. Different parts of the market    and different
types of equity securities     can react differently to these
developments. For example, large cap stocks can react differently than small cap stocks, and "growth" stocks can react differently than "value" stocks. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

INTEREST RATE CHANGES. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

PREPAYMENT. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment generally offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that
affect a particular type of    security or     issuer, and changes in
general economic or political conditions can affect the credit quality or value of an issuer's securities. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities.

Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.

SMALL CAP INVESTING. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets and financial resources.

QUANTITATIVE INVESTING. The value of securities selected using quantitative analysis can react differently to issuer, political, market and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

"GROWTH" INVESTING. "Growth" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"VALUE" INVESTING. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for
long periods of time and may not    ever     realize their full value.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's
performance a   nd the fund may not achieve its investment
objective    .

THE BOND FUNDS

INVESTMENT OBJECTIVE

ADVISOR HIGH YIELD FUND seeks a combination of a high level of income and the potential for capital gains.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests at least 65% of the fund's total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to sell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 35% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and
economic and market conditions. Factors considered    include a
security's structural features and current price compared to its long-term value, and the earnings potential, credit standing and management of the security's issuer.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR STRATEGIC INCOME FUND seeks a high level of current income. The fund may also seek capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR expects to invest the fund's assets primarily in debt securities, including lower-quality debt securities, allocated among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging market securities, and foreign developed market securities. FMR may also invest the fund's assets in equity securities.

The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets, and 15% foreign developed markets. In normal market environments, FMR expects the fund's asset allocation to approximate the neutral mix within a range of plus or minus 10% of assets per category, although there are no absolute limits on the percent of assets invested in each category. FMR regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. By allocating investments across different types of fixed-income securities, FMR attempts to moderate the significant risks of each category through diversification.

The HIGH YIELD category includes high-yielding, lower-quality debt securities consisting mainly of U.S. securities. The U.S. GOVERNMENT AND INVESTMENT-GRADE category includes mortgage securities, U.S. Government securities and other investment-grade U.S. dollar-denominated securities. The EMERGING MARKET category includes corporate and government securities of any quality of issuers located in emerging markets. The FOREIGN DEVELOPED MARKET category includes corporate and government securities of any quality of issuers located in developed foreign markets.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR generally analyzes a security's structural features and current price compared to its long-term value. In selecting foreign securities, FMR's analysis also considers the credit, currency and economic risks associated with the security and the country of its issuer. FMR may also consider an issuer's potential for success in light of its current financial condition, its industry position, and economic and market conditions.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR GOVERNMENT INVESTMENT FUND seeks a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets in U.S. Government securities and instruments related to U.S. Government securities. FMR normally invests at least 65% of the fund's total assets in U.S. Government securities. FMR does not currently intend to invest more than 40% of the fund's assets in mortgage securities.

FMR uses the Lehman Brothers Government Bond Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of October 31, 1998, the dollar-weighted average maturity of the fund and
the index was approximately    8.2     and    9.2     years,
respectively. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates assets among different market sectors (for example, U.S. Treasury or U.S. Government agency securities) and different maturities based on its view of the relative value of each sector or maturity.

In buying and selling securities for the fund, FMR analyzes a security's structural features, current price compared to its estimated long-term value, and any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR MORTGAGE SECURITIES FUND seeks a high level of current income,
consistent with prudent investment risk.    In seeking current income,
t    he fund may also consider the potential for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests at least 65% of the fund's total assets in investment-grade mortgage-related securities. FMR may also invest the fund's assets in U.S. Government securities and instruments related to U.S. Government securities.

FMR uses the Lehman Brothers Mortgage-Backed Securities Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of October 31, 1998, the dollar-weighted average maturity of
the fund and the index was approximately 4.3 and    5.4     years,
respectively. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates the fund's assets among different market sectors (for example, fixed-rate or adjustable rate mortgages) and different maturities based on its view of the relative value of each sector or maturity.

In buying and selling securities for the fund, FMR analyzes a security's structural features, current price compared to its estimated long-term value, and any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

In order to earn additional income for the fund, FMR may use a trading strategy that involves selling mortgage securities and simultaneously agreeing to purchase similar securities on a later date at a set price. This trading strategy may result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR INTERMEDIATE BOND FUND seeks to provide a high rate of income.
In addition, the fund may seek capital appreciation    when consistent
with this primary objective.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets in U.S. dollar-denominated investment-grade bonds.

FMR uses the Lehman Brothers Intermediate Government/Corporate Bond Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. In addition, the fund normally maintains a dollar-weighted average maturity between three and 10 years. As of October 31, 1998, the dollar-weighted average maturity of the fund and
the index was approximately    5.5     and    4.4     years,
respectively. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates assets among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

In buying and selling securities for the fund, FMR analyzes a security's structural features, current price compared to its estimated long-term value, and any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

In order to earn additional income for the fund, FMR may use a trading strategy that involves selling mortgage securities and simultaneously agreeing to purchase similar securities on a later date at a set price. This trading strategy may result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR SHORT FIXED-INCOME FUND seeks to obtain a high level of current income, consistent with the preservation of capital. Where appropriate the fund will take advantage of opportunities to realize capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets in U.S. dollar-denominated investment-grade bonds.

FMR uses the Lehman Brothers 1-3 Year Government/Corporate Bond Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. In addition, the fund normally maintains a dollar-weighted average maturity of three years or less. As of October 31, 1998, the dollar-weighted average maturity of the fund and the index was
approximately    2.4     and    1.9     years, respectively. In
determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates the fund's assets among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

In buying and selling securities for the fund, FMR analyzes a security's structural features, current price compared to its estimated long-term value, and any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR MUNICIPAL INCOME FUND seeks to provide a high current yield exempt from federal income tax.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets in investment-grade municipal debt securities.

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. Although FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation and utilities.

FMR uses the Lehman Brothers Municipal Bond Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of October 31, 1998, the dollar-weighted average maturity of the fund and
the index was approximately    13.3     and    13.5     years,
respectively.

FMR allocates the fund's assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector and maturity.

In buying and selling securities for the fund, FMR analyzes a security's structural features, current price compared to its estimated long-term value, and any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND seeks the highest level of income exempt from federal income taxes that can be obtained consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets in investment-grade municipal debt securities.

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. Although FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation and utilities.

FMR uses the Lehman Brothers 1-17 Year Municipal Bond Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. In addition, the fund normally maintains a dollar-weighted average maturity between three and 10 years. As of October 31, 1998, the dollar-weighted average maturity of the fund and the index was
approximately    7.3     and    8.1     years, respectively.

FMR allocates the fund's assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector and maturity.

In buying and selling securities for the fund, FMR analyzes a security's structural features, current price compared to its estimated long-term value, and any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values. Taxable debt securities include corporate bonds, government securities, mortgage and other asset-backed securities, and loans and loan participations. Municipal debt securities include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-funded or escrowed bonds.

U.S. GOVERNMENT SECURITIES are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

MORTGAGE SECURITIES are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage securities may be U.S. Government securities or issued by a bank or other financial institution.

MUNICIPAL SECURITIES are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.

EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities and warrants.

PRINCIPAL INVESTMENT RISKS

Many factors affect each fund's performance. A fund's yield and share price change daily based on changes in interest rates and market conditions and in response to other economic, political or financial developments. A fund's reaction to these developments will be affected by the types and maturities of the securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. It is important to note that neither the funds' share prices nor their yields are guaranteed by the U.S. Government. When you sell your shares of a fund, they could be worth more or less than what you paid for them.

The following factors may significantly affect a fund's performance:

INTEREST RATE CHANGES. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

MUNICIPAL MARKET VOLATILITY. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

STOCK MARKET VOLATILITY. The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market can react differently to these developments. For example, large cap stocks can react differently than small cap stocks, and "growth" stocks can react differently than "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

Investing in emerging markets involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of foreign development; political stability; market depth, infrastructure and capitalization and regulatory oversight is generally less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory and political uncertainties. All of these factors generally make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

PREPAYMENT. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment generally offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities.

Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's
performance,    Advisor     Municipal Income and    Advisor
Intermediate Municipal Income may distribute income subject to federal
income tax   , and Advisor High Yield, Advisor Strategic Income,
Advisor Mortgage Securities, Advisor Government Investment, Advisor Intermediate Bond and Advisor Short Fixed-Income may not achieve their
investment objectives    .

FUNDAMENTAL INVESTMENT POLICIES

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

ADVISOR TECHNOQUANT GROWTH FUND seeks capital growth.

ADVISOR SMALL CAP FUND seeks long-term growth of capital.

ADVISOR STRATEGIC OPPORTUNITIES FUND seeks capital appreciation by investing primarily in securities of companies believed by FMR to involve a "special situation." Under normal conditions, the fund will invest at least 65% of its total assets in companies involving a special situation. FMR intends to invest primarily in common stocks and securities that are convertible into common stocks; however, it also may invest in debt securities of all types and quality if FMR believes that investing in these securities will result in capital appreciation. The fund may invest up to 30% of its assets in foreign investments.

ADVISOR MID CAP FUND seeks long-term growth of capital.

ADVISOR RETIREMENT GROWTH FUND seeks capital appreciation.

ADVISOR EQUITY GROWTH FUND seeks to achieve capital appreciation by investing primarily in common and preferred stock and securities convertible into the common stock of companies with above-average growth characteristics.

ADVISOR LARGE CAP FUND seeks long-term growth of capital.

ADVISOR DIVIDEND GROWTH FUND seeks capital appreciation.

ADVISOR GROWTH OPPORTUNITIES FUND seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks.

ADVISOR GROWTH & INCOME FUND seeks high total return through a combination of current income and capital appreciation.

ADVISOR EQUITY INCOME FUND seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining dividend and interest income, the fund will consider the potential for achieving capital appreciation.

ADVISOR ASSET ALLOCATION FUND seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

ADVISOR BALANCED FUND seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities with income, growth of income, and capital appreciation potential.

ADVISOR HIGH YIELD FUND seeks a combination of a high level of income and the potential for capital gains by investing in a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and preferred stocks.

ADVISOR STRATEGIC INCOME FUND seeks a high level of current income by investing primarily in debt securities. The fund may also seek capital appreciation.

ADVISOR GOVERNMENT INVESTMENT FUND seeks a high level of current income by investing primarily in obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

ADVISOR MORTGAGE SECURITIES FUND seeks a high level of current income, consistent with prudent investment risk, by investing primarily in mortgage-related securities. In seeking current income, the fund may also consider the potential for capital gain.

ADVISOR INTERMEDIATE BOND FUND seeks to provide a high rate of income through investment primarily in investment-grade fixed-income obligations. In addition, the fund may seek capital appreciation when consistent with this primary objective. In seeking capital appreciation, FMR will select securities for the fund based on its judgement as to economic and market conditions and the prospects for interest rate changes.

ADVISOR SHORT FIXED-INCOME FUND seeks to obtain a high level of current income, consistent with the preservation of capital, by investing primarily in a broad range of investment-grade fixed-income securities. Where appropriate the fund will take advantage of opportunities to realize capital appreciation.

ADVISOR MUNICIPAL INCOME FUND seeks to provide a high current yield by investing in a diversified portfolio of municipal obligations whose interest is not included in gross income for purposes of calculating federal income tax. The fund normally invests at least 80% of its assets in municipal obligations whose interest is free from federal income tax.

ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND seeks the highest level of income exempt from federal income taxes that can be obtained consistent with the preservation of capital. The fund normally invests at least 80% of its assets in securities whose interest is free from federal income tax.

VALUING SHARES

Each fund is open for business each day the New York Stock Exchange
(NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity(registered trademark) normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing each class's NAV.

To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued primarily on the basis of market quotations or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations or information furnished by a pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees
believes accurately reflects fair value.    A     security's valuation
may differ    depending on     the    method used for determining
value    .

SHAREHOLDER INFORMATION

BUYING AND SELLING SHARES

GENERAL INFORMATION

For account, product and service information, please use the following phone numbers:

(small solid bullet) If you are investing through a broker-dealer or insurance representative, 1-800-522-7297 (8:30 a.m.-7:00 p.m. Eastern time, Monday through Friday).

(small solid bullet) If you are investing through a bank representative, 1-800-843-3001 (8:30 a.m.-7:00 p.m. Eastern time,
Monday through Friday).

Please use the following addresses:

BUYING OR SELLING SHARES

Fidelity Investments(registered trademark)
P.O. Box 770002
Cincinnati, OH 45277-0081

OVERNIGHT EXPRESS

Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048

You may buy or sell Class A, Class T, Class B, and Class C shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling and exchanging shares of each class of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Class A, Class T, Class B, and Class C shares of a fund, including a transaction fee if you buy or sell shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The different ways to set up (register) your account with Fidelity are listed in the following table.

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT

FOR YOUR GENERAL INVESTMENT NEEDS

RETIREMENT

FOR TAX-ADVANTAGED RETIREMENT SAVINGS

(solid bullet) TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

(solid bullet) ROTH IRAS

(solid bullet) ROTH CONVERSION IRAS

(solid bullet) ROLLOVER IRAS

(solid bullet) 401(K) PLANS AND CERTAIN OTHER 401(A)-QUALIFIED PLANS

(solid bullet) KEOGH PLANS

(solid bullet) SIMPLE IRAS

(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS)

(solid bullet) SALARY REDUCTION SEP-IRAS (SARSEPS)

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)

TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS

TRUST

FOR MONEY BEING INVESTED BY A TRUST

BUSINESS OR ORGANIZATION

FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS OR
OTHER GROUPS

BUYING SHARES

The price to buy one share of Class A or Class T is the class's offering price or the class's NAV, depending on whether you pay a front-end sales charge.

For Class B and Class C, the price to buy one share is the class's NAV. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption.

If you pay a front-end sales charge, your price will be Class A's or Class T's offering price. When you buy Class A or Class T shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A's or Class T's NAV.

The offering price of Class A or Class T is its NAV divided by the difference between one and the applicable front-end sales charge percentage. Class A has a maximum front-end sales charge of 5.75% of the offering price for the Equity Funds; 4.75% of the offering price for the Bond Funds; 3.75% of the offering price for the Intermediate-Term Bond Funds; and 1.50% of the offering price for Short Fixed-Income. Class T has a maximum front-end sales charge of 3.50% of the offering price for the Equity Funds; 3.50% of the offering price for the Bond Funds; 2.75% of the offering price for the Intermediate-Term Bond Funds; and 1.50% of the offering price for Short Fixed-Income.

Your shares will be bought at the next offering price or NAV, as applicable, calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:
(small solid bullet) All of your purchases must be made in U.S.
dollars and checks must be drawn on U.S. banks.

(small solid bullet) Fidelity does not accept cash.

(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.

(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.

(small solid bullet) Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

MINIMUMS

TO OPEN AN ACCOUNT                                           $2,500
For certain Fidelity Advisor retirement accountsA            $500
Through regular investment plansB                            $100
TO ADD TO AN ACCOUNT                                         $100
MINIMUM BALANCE                                              $1,000
For certain Fidelity Advisor retirement accountsA            None

A FIDELITY ADVISOR TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.

BAN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $100, PROVIDED THAT A
REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS
OPENED.

There is no minimum account balance or initial or subsequent purchase minimum for certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts. In addition, each fund may waive or lower purchase minimums in other circumstances.

Purchase and account minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.

PURCHASE AMOUNTS OF MORE THAN $250,000 WILL NOT BE ACCEPTED FOR CLASS
B SHARES.

PURCHASE AMOUNTS OF MORE THAN $1 MILLION WILL NOT BE ACCEPTED FOR CLASS C SHARES. THIS LIMIT DOES NOT APPLY TO PURCHASES OF CLASS C
SHARES MADE BY AN EMPLOYEE BENEFIT PLAN    (AS DEFINED IN THE EMPLOYEE
RETIREMENT INCOME SECURITY ACT), 403(B) PROGRAM OR PLAN COVERING A SOLE-PROPRIETOR (FORMERLY KEOGH/H.R. 10 PLAN).

KEY INFORMATION

PHONE                        TO OPEN AN ACCOUNT

                             (small solid bullet) Exchange
                             from the same class of
                             another Fidelity Advisor
                             fund or from certain other
                             Fidelity funds. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information."
                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Exchange
                             from the same class of
                             another Fidelity Advisor
                             fund or from certain other
                             Fidelity funds. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information."

MAIL FIDELITY INVESTMENTS    TO OPEN AN ACCOUNT
P.O. BOX 770002 CINCINNATI,  (small solid bullet) Complete
OH 45277-0081                and sign the application.
                             Make your check payable to
                             the complete name of the
                             fund and note the applicable
                             class. Mail to your
                             investment professional or
                             to the address at left.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Make
                             your check payable to the
                             complete name of the fund
                             and note the applicable
                             class. Indicate your fund
                             account number on your check
                             and mail to your investment
                             professional or to the
                             address at left.

                             (small solid bullet) Exchange
                             from the same class of other
                             Fidelity Advisor funds or
                             from certain other Fidelity
                             funds. Send a letter of
                             instruction to your
                             investment professional or
                             to the address at left,
                             including your name, the
                             funds' names, the applicable
                             class names, the fund
                             account numbers, and the
                             dollar amount or number of
                             shares to be exchanged.

IN PERSON                    TO OPEN AN ACCOUNT

                             (small solid bullet) Bring
                             your application and check
                             to your investment
                             professional.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Bring
                             your check to your
                             investment professional.

WIRE                         TO OPEN AN ACCOUNT

                             (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" to set
                             up your account and to
                             arrange a wire transaction.

                             (small solid bullet) Wire to:
                             Banker's Trust Company, Bank
                             Routing # 021001033, Account
                             # 00159759.

                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your new
                             fund account number and your
                             name.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Wire to:
                             Banker's Trust Company, Bank
                             Routing # 021001033, Account
                             # 00159759.

                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your fund
                             account number and your name.

AUTOMATICALLY                TO OPEN AN ACCOUNT

                             (small solid bullet) Not
                             available.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Investment Program.

                             (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Exchange Program to exchange
                             from certain Fidelity money
                             market funds or a Fidelity
                             Advisor fund.

SELLING SHARES

The price to sell one share of each class is the class's NAV, minus any applicable CDSC.

   If appropriate to protect shareholders, each fund may     impose a
   redemption     fee    (trading fee)     on redemptions from the
fund.

Any applicable CDSC is calculated based on your original redemption amount.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus any applicable CDSC.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) You wish to sell more than $100,000 worth of shares;

(small solid bullet) Your account registration has changed within the last 30 days;

(small solid bullet) The check is being mailed to a different address than the one on your account (record address);

(small solid bullet) The check is being made payable to someone other than the account owner; or

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

(small solid bullet) If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.

(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.

(small solid bullet) Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.

(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

(small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of a fund.

(small solid bullet) If you sell shares of Advisor Short Fixed-Income by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.

(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.

(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

KEY INFORMATION

PHONE                        (small solid bullet) Call

                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" to
                             initiate a wire transaction
                             or to request a check for
                             your redemption.

                             (small solid bullet) Exchange
                             to the same class of other
                             Fidelity Advisor funds or to
                             certain other Fidelity
                             funds. Call your investment
                             professional or call
                             Fidelity at the appropriate
                             number found in "General
                             Information."

MAIL: FIDELITY INVESTMENTS   INDIVIDUAL, JOINT TENANT,
P.O. BOX 770002 CINCINNATI,  SOLE PROPRIETORSHIP, UGMA,
OH 45277-0081                UTMA

                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including your name, the
                             fund's name, the applicable
                             class name, your fund
                             account number, and the
                             dollar amount or number of
                             shares to be sold. The
                             letter of instruction must
                             be signed by all persons
                             required to sign for
                             transactions, exactly as
                             their names appear on the
                             account.

                             RETIREMENT ACCOUNT

                             (small solid bullet) The
                             account owner should
                             complete a retirement
                             distribution form. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information" to
                             request one.

                             TRUST

                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including the trust's name,
                             the fund's name, the
                             applicable class name, the
                             trust's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             The trustee must sign the
                             letter of instruction
                             indicating capacity as
                             trustee. If the trustee's
                             name is not in the account
                             registration, provide a copy
                             of the trust document
                             certified within the last 60
                             days.

                             BUSINESS OR ORGANIZATION

                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including the firm's name,
                             the fund's name, the
                             applicable class name, the
                             firm's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             At least one person
                             authorized by corporate
                             resolution to act on the
                             account must sign the letter
                             of instruction.

                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.
                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN
                             (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" for
                             instructions.

IN PERSON                    INDIVIDUAL, JOINT TENANT,
                             SOLE PROPRIETORSHIP, UGMA,
                             UTMA

                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The letter of
                             instruction must be signed
                             by all persons required to
                             sign for transactions,
                             exactly as their names
                             appear on the account.

                             RETIREMENT ACCOUNT

                             (small solid bullet) The
                             account owner should
                             complete a retirement
                             distribution form. Visit
                             your investment professional
                             to request one.

                             TRUST

                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The trustee
                             must sign the letter of
                             instruction indicating
                             capacity as trustee. If the
                             trustee's name is not in the
                             account registration,
                             provide a copy of the trust
                             document certified within
                             the last 60 days.

                             BUSINESS OR ORGANIZATION

                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. At least one
                             person authorized by
                             corporate resolution to act
                             on the account must sign the
                             letter of instruction.

                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN

                             (small solid bullet) Visit
                             your investment professional
                             for instructions.

AUTOMATICALLY                (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Exchange Program to exchange
                             to the same class of another
                             Fidelity Advisor fund or to
                             certain Fidelity funds.

                             (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Withdrawal Program to set up
                             periodic redemptions from
                             your Class A, Class T, Class
                             B and Class C account.

CHECK                        FOR ADVISOR SHORT
                             FIXED-INCOME ONLY

                             (small solid bullet) Write a
                             check to sell shares from
                             your account.

EXCHANGING SHARES

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class A shareholder, you have the privilege of exchanging Class A shares of a fund for the same class of shares of other Fidelity
Advisor funds at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund.

As a Class T shareholder, you have the privilege of exchanging Class T shares of a fund for the same class of shares of other Fidelity Advisor funds at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund. If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund.

As a Class B shareholder, you have the privilege of exchanging Class B shares of a fund for the same class of shares of other Fidelity
Advisor funds or for Advisor B Class shares of Treasury Fund.

As a Class C shareholder, you have the privilege of exchanging Class C shares of a fund for the same class of shares of other Fidelity
Advisor funds or for Advisor C Class shares of Treasury Fund.

However, you should note the following policies and restrictions governing exchanges:

(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.

(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund or class, read its prospectus.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) Each fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year.

(small solid bullet) The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

(small solid bullet) Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

(small solid bullet) Any exchanges of Class A, Class T, Class B and Class C shares are not subject to a CDSC.

The funds may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 1.00% of the amount exchanged. Check each fund's prospectus for details.

ACCOUNT FEATURES AND POLICIES

FEATURES

The following features are available to buy and sell shares of the funds.

AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.


FIDELITY ADVISOR SYSTEMATIC
INVESTMENT PROGRAM TO MOVE
MONEY FROM YOUR BANK ACCOUNT
TO A FIDELITY ADVISOR FUND.

MINIMUM  MINIMUM
INITIAL  ADDITIONAL                  FREQUENCY                    PROCEDURES

$100     $100                        Monthly, bimonthly,          (small solid bullet) To set
                                     quarterly, or semi-annually  up for a new account,
                                                                  complete the appropriate
                                                                  section on the application.

                                                                  (small solid bullet) To set
                                                                  up for existing accounts,
                                                                  call your investment
                                                                  professional or call
                                                                  Fidelity at the appropriate
                                                                  number found in "General
                                                                  Information" for an
                                                                  application.

                                                                  (small solid bullet) To make
                                                                  changes, call your
                                                                  investment professional or
                                                                  call Fidelity at the
                                                                  appropriate number found in
                                                                  "General Information." Call
                                                                  at least 10 business days
                                                                  prior to your next scheduled
                                                                  investment date.

TO DIRECT DISTRIBUTIONS FROM
A FIDELITY DEFINED TRUST TO
CLASS T OF A FIDELITY
ADVISOR FUND.

MINIMUM         MINIMUM
INITIAL         ADDITIONAL                                        PROCEDURES

Not Applicable  Not Applicable                                    (small solid bullet) To set
                                                                  up for a new or existing
                                                                  account, call your
                                                                  investment professional or
                                                                  call Fidelity at the
                                                                  appropriate number found in
                                                                  "General Information" for
                                                                  the appropriate enrollment
                                                                  form.

                                                                  (small solid bullet) To make
                                                                  changes, call your
                                                                  investment professional or
                                                                  call Fidelity at the
                                                                  appropriate number found in
                                                                  "General Information."

FIDELITY ADVISOR SYSTEMATIC
EXCHANGE PROGRAM TO MOVE
MONEY FROM CERTAIN FIDELITY
MONEY MARKET FUNDS TO CLASS
A, CLASS T, CLASS B OR CLASS
C OF A FIDELITY ADVISOR FUND
OR FROM CLASS A, CLASS T,
CLASS B OR CLASS C OF A
FIDELITY ADVISOR FUND TO THE
SAME CLASS OF ANOTHER
FIDELITY ADVISOR FUND.

MINIMUM                              FREQUENCY                    PROCEDURES

$100                                 Monthly, quarterly,          (small solid bullet) To set
                                     semi-annually, or annually   up, call your investment
                                                                  professional or call
                                                                  Fidelity at the appropriate
                                                                  number found in "General
                                                                  Information" after both
                                                                  accounts are opened.

                                                                  (small solid bullet) To make
                                                                  changes, call your
                                                                  investment professional or
                                                                  call Fidelity at the
                                                                  appropriate number found in
                                                                  "General Information." Call
                                                                  at least 2 business days
                                                                  prior to your next scheduled
                                                                  exchange date.

                                                                  (small solid bullet) The
                                                                  account from which the
                                                                  exchanges are to be
                                                                  processed must have a
                                                                  minimum balance of $10,000.
                                                                  The account into which the
                                                                  exchange is being processed
                                                                  must have a minimum balance
                                                                  of $1,000.



FIDELITY ADVISOR SYSTEMATIC
WITHDRAWAL PROGRAM TO SET UP
PERIODIC REDEMPTIONS FROM
YOUR CLASS A, CLASS T, CLASS
B OR CLASS C ACCOUNT TO YOU
OR TO YOUR BANK CHECKING
ACCOUNT.


MINIMUM  MAXIMUM  FREQUENCY                      PROCEDURES

$100     $50,000  Class A and Class T: Monthly,  (small solid bullet) Accounts
                  quarterly, or semi-annually    with a value of $10,000 or
                  Class B and Class C: Monthly   more in Class A, Class T,
                  or quarterly                   Class B or Class C shares
                                                 are eligible for this program.

                                                 (small solid bullet) To set
                                                 up, call your investment
                                                 professional or call
                                                 Fidelity at the appropriate
                                                 number found in "General
                                                 Information" for instructions.
                                                 (small solid bullet) To make
                                                 changes, call your
                                                 investment professional or
                                                 call Fidelity at the
                                                 appropriate number found in
                                                 "General Information." Call
                                                 at least 10 business days
                                                 prior to your next scheduled
                                                 withdrawal date.

                                                 (small solid bullet)
                                                 Aggregate redemptions per
                                                 12-month period from your
                                                 Class B or Class C account
                                                 may not exceed 10% of the
                                                 account value and are not
                                                 subject to a CDSC; and you
                                                 may set your withdrawal
                                                 amount as a percentage of
                                                 the value of your account or
                                                 a fixed dollar amount.

                                                 (small solid bullet) Because
                                                 of Class A's and Class T's
                                                 front-end sales charge, you
                                                 may not want to set up a
                                                 systematic withdrawal plan
                                                 during a period when you are
                                                 buying Class A or Class T
                                                 shares on a regular basis.


OTHER FEATURES. The following other features are also available to buy and sell shares of the funds.

WIRE

TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.

(small solid bullet) You must sign up for the Wire feature before using it. Complete the appropriate section on the application when opening your account.

(small solid bullet) Call your investment professional or call
Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.

(small solid bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

(small solid bullet) To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information."

CHECKWRITING

TO REDEEM SHARES FROM YOUR SHORT FIXED-INCOME ACCOUNT.

(small solid bullet) To set up, complete the appropriate section on the application.

(small solid bullet) All account owners must sign a signature card to receive a checkbook.

(small solid bullet) You may write an unlimited number of checks.

(small solid bullet) Minimum check amount: $500.

(small solid bullet) Do not try to close out your account by check.

(small solid bullet) To obtain more checks, call your investment professional or call Fidelity at the appropriate number found in "General Information."

POLICIES

The following policies apply to you as a shareholder.

STATEMENTS AND REPORTS that Fidelity sends to you include the following:

(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

(small solid bullet) Monthly or quarterly account statements
(detailing account balances and all transactions completed during the prior month or quarter).

(small solid bullet) Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in
a fund. Call    Fidelity at 1-888-622-3175     if you need additional
copies of financial reports    or     prospectuses.

You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

If your ACCOUNT BALANCE falls below $1,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus any applicable CDSC, on the day your account is closed.

Fidelity may charge a FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions.

Each of Advisor TechnoQuant Growth, Advisor Small Cap, Advisor Strategic Opportunities, Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, and Advisor Growth Opportunities normally pays dividends and capital gains distributions in December and January. Each of Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, and Advisor Balanced normally pays dividends in March, June, September, and December and pays capital gains distributions in December and January.

Each of the Bond Funds, the Intermediate-Term Bond Funds, and Advisor Short Fixed-Income normally declares dividends daily and pays them monthly. Each of these funds normally pays capital gains distributions in December and for Advisor Strategic Income, in February.

EARNING DIVIDENDS

Shares of the Bond Funds, the Intermediate-Term Bond Funds, and
Advisor Short Fixed-Income purchased by an automated purchase order begin to earn dividends on the day your payment is received.

Shares of the Bond Funds, the Intermediate-Term Bond Funds, and
Advisor Short Fixed-Income purchased by all other purchase orders begin to earn dividends on the first business day following the day your payment is received.

Shares of the Bond Funds, the Intermediate-Term Bond Funds, and
Advisor Short Fixed-Income earn dividends until, but not including, the next business day following the day of redemption.

DISTRIBUTION OPTIONS

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for each class's distributions:

1. REINVESTMENT OPTION. Your dividends and capital gains distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. INCOME-EARNED OPTION. Your capital gains distributions will be automatically reinvested in additional shares of the same class of the fund. Your dividends will be paid in cash.

3. CASH OPTION. Your dividends and capital gains distributions will be paid in cash.

4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividends will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund or shares of certain identically registered Fidelity funds. Your capital gains distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund or shares of certain identically registered Fidelity funds, automatically reinvested in additional shares of the same class of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

TAX CONSEQUENCES

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

TAXES ON DISTRIBUTIONS. Distributions you receive from each fund
(except Advisor Municipal Income and Advisor Intermediate Municipal Income) are subject to federal income tax, and may also be subject to state or local taxes.

Advisor Municipal Income and Advisor Intermediate Municipal Income seek to earn income and pay dividends exempt from federal income tax.

Income exempt from federal income tax may be subject to state or local taxes. A portion of each municipal fund's income, and the dividends you receive, may be subject to federal and state income taxes. Each of Advisor Municipal Income's and Advisor Intermediate Municipal Income's income may be subject to the federal alternative minimum tax. Each municipal fund may also realize taxable income or gains on the sale of municipal bonds and may make taxable distributions.

For federal tax purposes, each taxable fund's dividends, each municipal fund's distributions of gains on bonds characterized as market discount, and each fund's distributions of short-term capital gains are taxable to you as ordinary income. Each fund's distributions of long-term capital gains are taxable to you generally as capital gains.

If a fund's distributions exceed its income and capital gains realized in any year, which is sometimes the result of currency-related losses, all or a portion of those distributions may be treated as a return of capital to shareholders for tax purposes. A return of capital will generally not be taxable to you, but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash or to invest distributions automatically in the same class of shares of another Fidelity Advisor fund or shares of certain Fidelity funds, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

TAXES ON TRANSACTIONS. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund is the difference between the cost of your shares and the price you receive when you sell them.

FUND SERVICES

FUND MANAGEMENT

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

   As of April 30, 1998,     FMR had approximately $   529     billion
in discretionary assets under management.

As the manager, FMR is responsible for choosing the funds' investments and handling their business affairs.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for the Equity Funds, the Bond Funds (except Advisor Government Investment), Advisor Intermediate Bond, and Advisor Short Fixed-Income. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the Equity Funds, the Bond Funds (except Advisor Government Investment), Advisor Intermediate Bond, and Advisor Short Fixed-Income.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for the Equity Funds, the Bond Funds (except Advisor Government Investment), Advisor Intermediate Bond, and Advisor Short Fixed-Income. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the Equity Funds, the Bond Funds (except Advisor Government Investment), Advisor Intermediate Bond, and Advisor Short Fixed-Income.

(small solid bullet) Fidelity International Investment Advisors
(FIIA), in Pembroke, Bermuda, serves as a sub-adviser for Advisor
Strategic Income.    As of September 28, 1998,     FIIA had
approximately        $   1 billion     in discretionary assets under
management. Currently, FIIA provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for Advisor Strategic Income.

(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), in London, England, serves as a sub-adviser for Advisor Strategic Income. As of September 28, 1998, FIIA(U.K.)L
had approximately $   2.3 billion     in discretionary assets under
management. Currently, FIIA(U.K.)L provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for Advisor Strategic Income.

(small solid bullet) Fidelity Investment Japan Ltd. (FIJ), in Tokyo, Japan, serves as a sub-adviser for Advisor Strategic Income. As of
   September 28, 1998    , FIJ had approximately $   3.96 billion
in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for Advisor Strategic Income.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New
Hampshire,    s    erve   s     as sub-adviser for Advisor Government
Investment, Advisor Mortgage Securities, Advisor Intermediate Bond, Advisor Short Fixed-Income, Advisor Municipal Income, and Advisor
Intermediate Municipal Income.    FIMM is primarily responsible for
choosing investments for each fund.

FIMM serve   s     as sub-adviser for Advisor Asset Allocation,
Advisor Balanced, and Advisor Strategic Income. FIMM    chooses
certain types of investments for each fund.

   FIMM is an affiliate of FMR. As of May 1, 1998, FIMM had approximately $99 billion in discretionary assets under management.

A fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised each fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on a fund.

John Avery is lead manager of Advisor Balanced, which he has managed since January 1998; he had been associate manager of the fund since September 1997. He also manages another Fidelity fund. Mr. Avery joined Fidelity in 1995 as an analyst. Previously, he was an analyst for Putnam Investments from 1993 to 1994.

John Carlson is vice president and lead manager of Advisor Strategic Income, which he has managed since August 1995. He also manages the
emerging markets investments    of Advisor Strategic Income    , and
manages other Fidelity funds. Prior to joining Fidelity in 1995, Mr. Carlson was executive director of emerging markets at Lehman Brothers International from 1992 through 1995.

Robert Chow is    vice president and     manager of Advisor Equity
Income, which he has managed since March 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1989, Mr. Chow has worked as an analyst, portfolio assistant and manager.

Katherine Collins is    vice president and     manager of Advisor Mid
Cap, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1990, Ms. Collins has worked as an analyst and manager.

Andrew Dudley is    vice president and     manager of Advisor Short
Fixed-Income, which he has managed since February 1997. He also manages other Fidelity funds. Prior to joining Fidelity in 1996, Mr.
Dudley was a portfolio manager    for     Putnam Investments from 1991
to 1996.

Margaret Eagle is vice president and manager of Advisor High Yield and
Advisor Strategic    Income's high yield investments    , which she
has managed since January 1987 and January 1996, respectively.
   Additionally    , she is a senior vice president of Fidelity Trust
Company.    Since joining Fidelity in 1980, Ms. Eagle has been an
analyst and portfolio manager    .

Karen Firestone is manager of Advisor Large Cap, which she has managed since April 1998. She also manages other Fidelity funds . Since joining Fidelity in 1983, Ms. Firestone has worked as an analyst and manager.

Kevin Grant is vice president and manager of Advisor Balanced, Advisor Strategic Income, and Advisor Intermediate Bond, which he has managed since March 1996, December 1998, and October 1995, respectively. Mr. Grant manages the fixed-income investments for Advisor Balanced and
   the domestic investment-grade and U.S. Government     investments
for Advisor Strategic Income. He also manages several other Fidelity
funds.    Prior to joining Fidelity in 1993, Mr. Grant was vice
president and chief mortgage strategist at Morgan Stanley for three years.

Dick Habermann is vice president and lead manager of Advisor Asset Allocation, which he has managed since December 1998. Other Fidelity investment professionals assist Mr. Habermann in selecting investments within each asset class for the fund. He also manages other Fidelity funds. Mr. Habermann is a senior vice president of FMR Co. Previously, he was Division Head for International Equities and Director of International Research from 1993 to 1996, and Joint Chief Strategist for Portfolio Advisory Services SM from 1996 to 1997. Mr. Habermann joined Fidelity in 1968.

Tim Krochuk is manager of Advisor TechnoQuant Growth, which he has
managed since    December 1996    . He also manages another Fidelity
fund. Since joining Fidelity in 1992, Mr. Krochuk has worked as a quantitative analyst and manager.

Harry Lange is vice president and manager of Advisor Small Cap, which
he has managed since    September 1998    . He also manages another
Fidelity fund. Since joining Fidelity in 1987, Mr. Lange has worked as an analyst, manager and director of research.

Harris Leviton is vice president and manager of Advisor Strategic
Opportunities, which he has managed since March 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1986, he has worked as an analyst and manager.

Norm Lind is vice president and manager of Advisor Intermediate
Municipal Income, which he has managed since January 1998. He also manages several other Fidelity funds. Since joining Fidelity in 1986, Mr. Lind has worked as an analyst and manager.

Charles Mangum is vice president and manager of Advisor Dividend
Growth, which he has managed since    January 1999    .    Previously,
he managed     other Fidelity funds. Since joining Fidelity in 1990,
Mr. Mangum has worked as an analyst and manager.

J. Fergus Shiel is vice president and manager of Advisor Retirement
Growth, which he has managed since    January 1999    . Since joining
Fidelity in 1989, Mr. Shiel has worked as an analyst, portfolio assistant and manager.

Thomas Silvia is vice president and manager of Advisor Mortgage Securities and Advisor Government Investment, which he has managed since October 1997 and December 1998, respectively. He was a co-manager of Advisor Mortgage Securities since February 1997. He also manages other Fidelity funds. Mr. Silvia joined Fidelity as a senior mortgage trader in 1993. Previously, he was a quantitative analyst with Donaldson, Lufkin & Jenrette in New York from 1990 to 1993.

   Ian Spreadbury is manager of Advisor Strategic Income's foreign bond investments, which he has managed since May 1998. He also manages another Fidelity fund. Additionally, Mr. Spreadbury is a director of fixed income and a portfolio manager for Fidelity International Limited (FIL). Prior to joining Fidelity in 1995, Mr. Spreadbury was a senior fund manager with Legal & General, Limited, from 1981 to 1995.

Beth Terrana is vice president and manager of Advisor Growth & Income,
which she has managed since    December 1996.     She also manages
other Fidelity funds. Since joining Fidelity in 1983, Ms. Terana has worked as an analyst, portfolio assistant and manager.

Christine Thompson is vice president and manager of Advisor Municipal Income, which she has managed since July 1998. She also manages
several     other Fidelity funds. Since joining Fidelity in 1985, Ms.
Thompson has worked as a senior analyst and portfolio manager.

Jennifer Uhrig is vice president and manager of Advisor Equity Growth, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1987, Ms. Uhrig has worked as an analyst and manager.

George Vanderheiden is vice president and manager of Advisor Growth
Opportunities, which he has managed since November 1987.    Mr.
Vanderheiden is a member of the Board of Directors for FMR Corp.
He     joined Fidelity in 1971.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

Each fund pays a management fee to FMR.

The management fee is calculated and paid to FMR every month.

For Advisor TechnoQuant Growth, Advisor Small Cap, Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, Advisor Balanced, Advisor High Yield, Advisor Strategic Income, Advisor Government Investment, Advisor Mortgage Securities, Advisor Intermediate Bond, Advisor Short Fixed-Income, Advisor Municipal Income, and Advisor Intermediate Municipal Income, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

For Advisor Strategic Opportunities and Advisor Growth Opportunities, the fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or
decreases the management fee, depending on how well    Advisor
Strategic Opportunities and Advisor Growth Opportunities have performed relative to the S&P 500.

Management fee  =  Basic fee  +/-  Performance adjustment

The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by a fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for the Equity Funds or 0.37% for the Bond Funds, the Intermediate-Term Bond Funds, and Advisor Short Fixed-Income, and it drops as total assets under management increase.

For October 31, 1998, the group fee rate was    0.1353    % for
Advisor High Yield, Advisor Government Investment, Advisor Mortgage Securities, Advisor Intermediate Bond, Advisor Short Fixed-Income, Advisor Municipal Income, and Advisor Intermediate Municipal Income.
For November 30, 1998, the group fee rate was    0.2878    % for
Advisor TechnoQuant Growth, Advisor Small Cap, Advisor Strategic Opportunities, Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth Opportunities, Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, and Advisor Balanced. For December 31, 1998,
the group fee rate was    0.1324    % for Advisor Strategic Income.
The individual fund fee rate is 0.30% for Advisor TechnoQuant Growth, Advisor Strategic Opportunities, Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth Opportunities, Advisor Asset Allocation, Advisor Government Investment, Advisor Intermediate Bond, Advisor Mortgage Securities, and Advisor Short Fixed-Income. The individual fund fee rate is 0.20% for Advisor Growth & Income and Advisor Equity Income. The individual fund fee rate is 0.15% for Advisor Balanced. The individual fund fee rate is 0.45% for Advisor Small Cap, Advisor High Yield, and Advisor Strategic Income. The individual fund fee rate is 0.25% for Advisor Municipal Income and Advisor Intermediate Municipal Income.

The basic fee for Advisor Strategic Opportunities and Advisor Growth Opportunities for the fiscal year ended November 30, 1998, was
   0.59    % and    0.59    %, respectively, of the fund's average net
assets.

The performance adjustment rate is calculated monthly by comparing over the performance period Advisor Strategic Opportunities' and Advisor Growth Opportunities' performance to that of the S&P 500.

For Advisor Strategic Opportunities and Advisor Growth Opportunities the performance period is the most recent 36-month period.

The performance adjustment rate is divided by twelve and multiplied by the fund's average net assets throughout the month, and the resulting dollar amount is then added to or subtracted from the basic fee. The maximum annualized performance adjustment rate is (plus/minus)0.20% (for Advisor Strategic Opportunities and Advisor Growth Opportunities) of the fund's average net assets over the performance period.

For the purposes of calculating the performance adjustment for each of Advisor Strategic Opportunities and Advisor Growth Opportunities, the fund's investment performance will be based on the average performance of all classes of the fund weighted according to their average assets for each month in the performance period.

The following table states the total management fee, as a percentage of each fund's average net assets, for each fund for its most recent fiscal year ended 1998:

                                 Total Management Fee

Advisor TechnoQuant Growth        0.59%A

Advisor Small Cap                 0.75%B,G

Advisor Strategic Opportunities   0.38%A

Advisor Mid Cap                   0.59%A

Advisor Equity Growth             0.59%A

Advisor Large Cap                 0.59%A

Advisor Growth Opportunities      0.46%A

Advisor Growth & Income           0.49%A

Advisor Equity Income             0.50%A,E

Advisor Balanced                  0.46%B,F

Advisor High Yield                0.58%C

Advisor Strategic Income          0.58%D

Advisor Government Investment     0.43%C

Advisor Mortgage Securities       0.44%C

Advisor Intermediate Bond         0.43%B,C

Advisor Short Fixed-Income        0.44%C

Advisor Municipal Income          0.39%C

Advisor Intermediate              0.38%B,C
Municipal Income


A FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1998.

B ANNUALIZED.

C FOR THE FISCAL YEAR ENDED OCTOBER 31, 1998.

D FOR THE FISCAL YEAR ENDED DECEMBER 31, 1998.

   E FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1998, ADVISOR EQUITY
INCOME PAID FMR AT AN ANNUAL RATE OF 0.50% OF ITS AVERAGE NET
ASSETS.

   F FOR THE ONE MONTH PERIOD ENDED NOVEMBER 30, 1998.

   G FOR THE PERIOD SEPTEMBER 9, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1998.

The total management fee for the fiscal year ended October 31, 1998 was 0.44% of the fund's average net assets for Advisor Balanced.

The total management fee for the fiscal year ended November 30, 1997 was 0.44% of the fund's average net assets for Advisor Intermediate Bond and 0.39% of the fund's average net assets for Advisor
Intermediate Municipal Income.

FMR pays FIMM, FMR U.K., FMR Far East, FIJ, and FIIA for providing assistance with investment advisory services, and FIIA in turn pays FIIA(U.K.)L.

FMR may, from time to time, agree to reimburse each class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated by FMR at any time, can decrease a class's expenses and boost its performance.

As of    December 31, 1998    , approximately    100    %    of
Advisor Retirement Growth's, Advisor Dividend Growth's, and Advisor Asset Allocation's total outstanding shares were held by FMR.

FUND DISTRIBUTION

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes each class's shares.

You may pay a sales charge when you buy or sell your shares.

FDC collects the sales charge.

The front-end sales charge will be reduced for purchases of Class A and Class T shares according to the sales charge schedules below.

SALES CHARGES AND CONCESSIONS - CLASS A

EQUITY FUNDS:              Sales Charge



                           As a % of offering price  As an approximate % of net  Investment  professional
                                                     amount invested             concession as % of offering
                                                                                 price

Up to $49,999               5.75%                     6.10%                       5.00%

$50,000 to $99,999          4.50%                     4.71%                       3.75%

$100,000 to $249,999        3.50%                     3.63%                       2.75%

$250,000 to $499,999        2.50%                     2.56%                       2.00%

$500,000 to $999,999        2.00%                     2.04%                       1.75%

$1,000,000 to $24,999,999    1.00%                    1.01%                       0.75%

$25,000,000 or more         None*                     None*                       *


* SEE "FINDER'S FEE" SECTION ON PAGE 108.

BOND FUNDS:                Sales Charge



                           As a % of offering price  As an approximate % of net  Investment professional
                                                     amount invested             concession as % of offering
                                                                                 price

Up to $49,999               4.75%                     4.99%                       4.25%

$50,000 to $99,999          4.50%                     4.71%                       4.00%

$100,000 to $249,999        3.50%                     3.63%                       3.00%

$250,000 to $499,999        2.50%                     2.56%                       2.25%

$500,000 to $999,999        2.00%                     2.04%                       1.75%

$1,000,000 to $24,999,999   0.50%                     0.50%                       0.50%

$25,000,000 or more         None*                     None*                       *


* SEE "FINDER'S FEE" SECTION ON PAGE 108.

INTERMEDIATE-TERM BOND FUNDS:  Sales Charge



                               As a % of offering price  As an approximate % of net  Investment  professional
                                                         amount invested             concession as % of offering
                                                                                     price

Up to $49,999                   3.75%                     3.91%                       3.00%

$50,000 to $99,999              3.00%                     3.10%                       2.25%

$100,000 to $249,999            2.25%                     2.30%                       1.75%

$250,000 to $499,999            1.75%                     1.78%                       1.50%

$500,000 to $999,999            1.50%                     1.52%                       1.25%

$1,000,000 to $24,999,999       0.50%                     0.50%                       0.50%

$25,000,000 or more             None*                     None*                       *


* SEE "FINDER'S FEE" SECTION ON PAGE 108.

SHORT FIXED-INCOME FUND:   Sales Charge



                           As a % of  offering price  As an approximate % of net  Investment  professional
                                                      amount invested             concession as % of offering
                                                                                  price

Up to $499,999              1.50%                      1.52%                       1.25%

$500,000 to $999,999        1.00%                      1.01%                       0.75%

$1,000,000 to $24,999,999   None                       None                        None

$25,000,000 or more         None*                      None*                       *


* SEE "FINDER'S FEE" SECTION ON PAGE 108.
SALES CHARGES AND CONCESSIONS - CLASS T

EQUITY FUNDS:         Sales Charge



                      As a % of offering price  As an approximate % of net  Investment  professional
                                                amount invested             concession as % of offering
                                                                            price

Up to $49,999          3.50%                     3.63%                       3.00%

$50,000 to $99,999     3.00%                     3.09%                       2.50%

$100,000 to $249,999   2.50%                     2.56%                       2.00%

$250,000 to $499,999   1.50%                     1.52%                       1.25%

$500,000 to $999,999   1.00%                     1.01%                       0.75%

$1,000,000 or more     None*                     None*                       *


* SEE "FINDER'S FEE" SECTION ON PAGE 108.

BOND FUNDS:           Sales Charge



                      As a % of offering price  As an approximate % of net  Investment  professional
                                                amount invested             concession as % of offering
                                                                            price

Up to $49,999          3.50%                     3.63%                       3.00%

$50,000 to $99,999     3.00%                     3.09%                       2.50%

$100,000 to $249,999   2.50%                     2.56%                       2.00%

$250,000 to $499,999   1.50%                     1.52%                       1.25%

$500,000 to $999,999   1.00%                     1.01%                       0.75%

$1,000,000 or more     None*                     None*                       *


* SEE "FINDER'S FEE" SECTION ON PAGE 108.

INTERMEDIATE-TERM BOND FUNDS:  Sales Charge



                               As a % of offering price  As an approximate % of net  Investment  professional
                                                         amount invested             concession as %  of offering
                                                                                     price

Up to $49,999                   2.75%                     2.83%                       2.25%

$50,000 to $99,999              2.25%                     2.30%                       2.00%

$100,000 to $249,999            1.75%                     1.78%                       1.50%

$250,000 to $499,999            1.50%                     1.52%                       1.25%

$500,000 to $999,999            1.00%                     1.01%                       0.75%

$1,000,000 or more              None*                     None*                       *


* SEE "FINDER'S FEE" SECTION ON PAGE 108.

SHORT FIXED-INCOME FUND:  Sales Charge



                          As a % of offering price  As an approximate % of net  Investment  professional
                                                    amount invested             concession as % of offering
                                                                                price

Up to $499,999             1.50%                     1.52%                       1.25%

$500,000 to $999,999       1.00%                     1.01%                       0.75%

$1,000,000 or more         None*                     None*                       *


* SEE "FINDER'S FEE" SECTION ON PAGE 108.

Class A or Class T shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation or Letter of Intent program may receive a reduced front-end sales charge according to the sales charge schedules above. To qualify for a Class A or Class T front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase. More detailed information about these programs is contained in the Statement of Additional Information (SAI).

COMBINED PURCHASE. To receive a Class A or Class T front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class T shares with purchases of: (i) Class A , Class T, Class B and Class C shares of any Fidelity Advisor fund and
(ii) Advisor B Class shares and Advisor C Class shares of Treasury
Fund.

RIGHTS OF ACCUMULATION. To receive a Class A or Class T front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class T shares the current value of your holdings in: (i) Class A, Class T, Class B and Class C shares of any Fidelity Advisor fund, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund and (iii) Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund.

LETTER OF INTENT. You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). Each Class A or Class T purchase you make after you sign the Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class T shares of any Fidelity Advisor fund (except those acquired by exchange from Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund that had been previously exchanged from a Fidelity Advisor fund), (ii) Class B and Class C shares of any Fidelity Advisor fund and (iii) Advisor B Class shares and Advisor C Class shares of Treasury Fund. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter.

Class B shares may, upon redemption, be assessed a CDSC based on the following schedule:

EQUITY FUNDS - CLASS B

From Date of Purchase            Contingent Deferred Sales
                                 Charge

Less than 1 year                  5%

1 year to less than 2 years       4%

2 years to less than 3 years      3%

3 years to less than 4 years      3%

4 years to less than 5 years      2%

5 years to less than 6 years      1%

6 years to less than 7 years A    0%

BOND FUNDS - CLASS B

From Date of Purchase            Contingent Deferred Sales
                                 Charge

Less than 1 year                  5%

1 year to less than 2 years       4%

2 years to less than 3 years      3%

3 years to less than 4 years      3%

4 years to less than 5 years      2%

5 years to less than 6 years      1%

6 years to less than 7 years A    0%

INTERMEDIATE-TERM BOND FUNDS
- CLASS B

From Date of Purchase            Contingent Deferred Sales
                                 Charge

Less than 1 year                  3%

1 year to less than 2 years       2%

2 years to less than 3 years      1%

3 years to less than 4 years B    0%


A AFTER SEVEN YEARS, CLASS B SHARES WILL CONVERT AUTOMATICALLY TO
CLASS A SHARES OF THE SAME FIDELITY ADVISOR FUND.

B AFTER FOUR YEARS, CLASS B SHARES WILL CONVERT AUTOMATICALLY TO CLASS A SHARES OF THE SAME FIDELITY ADVISOR FUND.

When exchanging Class B shares of one fund for Class B shares of another Fidelity Advisor fund or Advisor B Class shares of Treasury Fund, your Class B shares retain the CDSC schedule in effect when they were originally bought.

Except as provided below, investment professionals receive as compensation from FDC, at the time of sale, a concession equal to 4.00% (2.00% for the Intermediate-Term Bond Funds) of your purchase of Class B shares. For purchases of Class B shares through reinvested dividends or capital gains distributions, investment professionals do not receive a concession at the time of sale.

Class C shares may, upon redemption within one year of purchase, be assessed a CDSC of 1.00%.

Except as provided below, investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C
shares made for an employee benefit plan   , 403(b) program or plan
covering a sole-proprietor (formerly Keogh/H.R. 10 plan)     or
through reinvested dividends or capital gains distributions, investment professionals do not receive a concession at the time of sale.

The CDSC for Class B and Class C shares will be calculated based on the lesser of the cost of the Class B or Class C shares, as applicable, at the initial date of purchase or the value of those Class B or Class C shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class B and Class C shares acquired through reinvestment of dividends or capital gains distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, Class B or Class C shares representing reinvested dividends and capital gains will be redeemed first, followed by those Class B or Class C shares that have been held for the longest period of time.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan    (except a SIMPLE IRA,
SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program with at least $25 million or more in plan assets;

2. Purchased for an employee benefit plan    (except a SIMPLE IRA,
SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an insurance company separate account used to fund annuity contracts;

3. Purchased for an employee benefit plan    (except a SIMPLE IRA,
SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage
business. Employee benefit plans    (except SIMPLE IRA, SEP, and
SARSEP plans and plans covering self-employed individuals and their
employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs     that
participate in the Advisor Retirement Connection do not qualify for this waiver;

4. Purchased        for an employee benefit plan    (except a SIMPLE
IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b)
program     investing through an investment professional sponsored
program that requires the participating employee benefit plan to
   invest     initially in Class C or Class B shares and, upon meeting
certain criteria, subsequently requires the plan to invest in Class A shares;

5. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)), 403(b) programs and accounts managed by third parties do not qualify for this waiver;

6. Purchased by a broker-dealer for a managed account that is charged
an asset-based fee. Employee benefit plans    (except SIMPLE IRA, SEP,
and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver;

7. Purchased by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an
asset-based fee. Employee benefit plans    (except SIMPLE IRA, SEP,
and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver; or

8. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC.

A front-end sales charge will not apply to the following Class T shares:

1. Purchased for an insurance company separate account used to fund
annuity contracts for employee benefit plans    (except SIMPLE IRA,
SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or 403(b)
programs    ;

2. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Accounts managed by third parties do not qualify for this waiver;

3. Purchased by a broker-dealer for a managed account that is charged an asset-based fee;

4. Purchased by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee;

5. Purchased for an employee benefit plan    (except a SIMPLE IRA,
SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans,
403 (b) programs or plans covering sole-proprietors (formerly
Keogh/H.R. 10 plans)     that are invested in Fidelity Advisor or
Fidelity funds, or (ii) an employee benefit plan   , 403(b) program or
plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan)     that
is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

7. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

9. Purchased by a current or former trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (a Fidelity trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee;

10. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

11. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;

12. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code); or

13. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts.

The Class B    or     Class C    CDSC will not apply to the redemption
of shares:

   1. For disability or death, provided that the shares are sold within one year following the death or the initial determination of disability;

   2. That are permitted without penalty at age 701/2 pursuant to the Internal Revenue Code from retirement plans or accounts (other than of shares purchased on or after February 11, 1999 for Traditional IRAs, Roth IRAs and Rollover IRAs);

   3. For disability, payment of death benefits, or minimum required distributions starting at age 701/2 from Traditional IRAs, Roth IRAs and Rollover IRAs purchased on or after February 11, 1999;

   4.     Through the Fidelity Advisor Systematic Withdrawal Program;
or

   5. (Applicable to Class C only) From an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

To qualify for a Class A or Class T front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.
To qualify for a Class B or Class C CDSC waiver, you must notify
Fidelity in advance of your redemption.

FINDER'S FEE. For all funds except Advisor Short Fixed-Income, on eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, and (iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount. For Advisor Short Fixed-Income, on eligible purchases of Class A or Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount.

Shares held by an insurance company separate account will be aggregated at the client (e.g., the contract holder or plan sponsor) level, not at the separate account level. Upon request, anyone claiming eligibility for the 0.25% fee with respect to shares held by an insurance company separate account must provide Fidelity access to records detailing purchases at the client level.

Except as provided below, any assets on which a finder's fee has been paid will bear a contingent deferred sales charge (Class A or Class T
CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the Class A or Class T shares, as applicable, at the initial date of purchase or the value of those Class A or Class T shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A and Class T shares acquired through reinvestment of dividends or capital gains distributions will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains will be redeemed first, followed by those Class A or Class T CDSC shares that have been held for the longest period of time.

   The Class A or Class T CDSC will not apply to the redemption of shares:

   1.     Held by insurance company separate accounts;

   2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs; or

   3. For disability, payment of death benefits, or minimum required distributions starting at age 701/2 from Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs and plans covering a sole-proprietor or self-employed individuals and their employees
(formerly Keogh/H.R. 10 plans).

   To qualify for a Class A or Class T finder's fee or CDSC waiver, you must notify Fidelity in advance of your purchase or redemption, respectively.

REINSTATEMENT PRIVILEGE. If you have sold all or part of your Class A, Class T, Class B or Class C shares of a fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity Advisor fund, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A, Class T, Class B or Class C shares, as applicable. You must reinstate your Class A, Class T, Class B or Class C shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A, Class T, Class B or Class C shares had not been redeemed.

CONVERSION FEATURE. After seven years (four years for the Intermediate-Term Bond Funds) from the initial date of purchase, Class B shares and any capital appreciation associated with those shares, convert automatically to Class A shares of the same Fidelity Advisor fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class B shares bought through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.

Class A of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A of each fund is authorized to pay FDC a monthly 12b-1 fee as compensation for providing services intended to result in the sale of Class A shares and/or shareholder support services. Class A of the Equity Funds may pay FDC a 12b-1 fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class A of the Bond Funds, the Intermediate-Term Bond Funds, and Advisor Short Fixed-Income may pay FDC a 12b-1 fee at an annual rate of 0.40% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class A of the Equity Funds currently pays FDC a monthly 12b-1 fee at an annual rate of 0.25% of its average net assets throughout the month. Class A of each of the Bond Funds, the Intermediate-Term Bond Funds, and Advisor Short Fixed-Income currently pays FDC a monthly 12b-1 fee at an annual rate of 0.15% of its average net assets throughout the month. Class A's 12b-1 fee rate may be increased only when the Trustees believe that it is in the best interests of Class A shareholders to do so.

Class T of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T of each fund is authorized to pay FDC a monthly 12b-1 fee as compensation for providing services intended to result in the sale of Class T shares and/or shareholder support services. Class T of Advisor TechnoQuant Growth, Advisor Small Cap, Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth & Income, Advisor Equity Income, and Advisor Asset Allocation may pay FDC a 12b-1 fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of Advisor Strategic Opportunities, Advisor Growth Opportunities, and Advisor Balanced may pay FDC a 12b-1 fee at an annual rate of 0.65% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of Advisor High Yield, Advisor Strategic Income, Advisor Government Investment, Advisor Mortgage Securities, Advisor Intermediate Bond, Advisor Municipal Income, and Advisor Intermediate Municipal Income may pay FDC a 12b-1 fee at an annual rate of 0.40% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of Advisor Short Fixed-Income may pay FDC a 12b-1 fee at an annual rate of 0.15% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of each of the Equity Funds currently pays FDC a monthly 12b-1 fee at an annual rate of 0.50% of its average net assets throughout the month. Class T of each of the Bond Funds and the Intermediate-Term Bond Funds currently pays FDC a monthly 12b-1 fee at an annual rate of 0.25% of its average net assets throughout the month. Class T of Advisor Short Fixed-Income currently pays FDC a monthly 12b-1 fee at an annual rate of 0.15% of its average net assets throughout the month. Class T's 12b-1 fee rate for each fund except Advisor Short Fixed-Income may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow to intermediaries (such as banks, broker-dealers and other service-providers), including its affiliates, up to the full amount of the Class A and Class T 12b-1 fee, for providing services intended to result in the sale of Class A or Class T shares and/or shareholder support services.

Class B of each Equity Fund, Bond Fund, and Intermediate-Term Bond Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class B of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class B shares. Class B of each fund may pay FDC a 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class B of the Equity Funds currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month. Class B of each of the Bond Funds and the Intermediate-Term Bond Funds currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.65% of its average net assets throughout the month. Class B's 12b-1 (distribution) fee rate for each of the Bond Funds and Intermediate-Term Bond Funds may be increased only when the Trustees believe that it is in the best interests of Class B shareholders to do so.

In addition, pursuant to each Class B plan, Class B of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class B's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of the Class B 12b-1 (service) fee to intermediaries (such as banks, broker-dealers and other service-providers) for providing shareholder support services.

Class C of each fund (except Advisor Strategic Opportunities and Advisor Mortgage Securities) has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class C of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to each Class C plan, Class C of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets throughout the month for providing shareholder support services.

Normally, after the first year of investment, FDC may reallow up to the full amount of the Class C 12b-1 (distribution) fees to intermediaries (such as banks, broker-dealers and other service-providers) for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the Class C 12b-1 (service) fee to intermediaries for providing shareholder support services.

For purchases of Class C shares made for an employee benefit plan   ,
403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R.
10 plan)     or through reinvestment of dividends or capital gains
distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of the Class C 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the Class C 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Because 12b-1 fees are paid out of each class's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, each plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of the applicable class's shares and/or shareholder support services, including payments made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments.

To receive sales concessions, finder's fees and payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Advisor funds, provided that a fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.

   APPENDIX

   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each
class's financial history    for the past 5 years     or, if shorter,
the period of the class's operations. Certain information reflects financial results for a single class share. Total returns for each period include the reinvestment of all dividends and distributions.
This information has been audited by    PricewaterhouseCoopers
LLP    ,    independent accountants,     whose report, along with each
fund's financial highlights and financial statements, are included in each fund's Annual Report. A free copy of each Annual Report is available upon request. Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation commenced operations on
   December 28    , 1998.

   ADVISOR TECHNOQUANT GROWTH - CLASS A

Selected Per-Share Data and
Ratios

Years ended November 30      1998     1997E

Net asset value, beginning   $ 11.38  $ 10.00
of period

Income from Investment
Operations

 Net investment income        .01      (.07)
(loss)D

 Net realized and             .69      1.45
unrealized gain (loss)

 Total from investment        .70      1.38
operations

Less Distributions

 From net realized gain       (.26)    --

 In excess of  net           (.11)    --
realized gain

 Total distributions         (.37)    --

Net asset value, end of     $ 11.71  $ 11.38
period

Total returnB,C              6.53%    13.80%

Net assets, end of period   $ 2,885  $ 5,376
(000 omitted)

Ratio of expenses to         1.61%    1.75%A,F
average net assets

Ratio of expenses to         1.60%G   1.75%A
average net assets after
expense reductions

Ratio of net investment      .09%     (.73)%A
income (loss) to average net
assets

Portfolio turnover           358%     213%A


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1997.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   ADVISOR TECHNOQUANT GROWTH - CLASS T

Selected Per-Share Data
and Ratios

Years ended November 30     1998      1997E

Net asset value, beginning  $ 11.36   $ 10.00
of period

Income from Investment
Operations

 Net investment income       (.02)     (.10)
(loss)D

 Net realized and            .70       1.46
unrealized gain (loss)

 Total from investment       .68       1.36
operations

Less Distributions

 From net realized gain      (.26)     --

 In excess of  net           (.10)     --
realized gain

 Total distributions         (.36)     --

Net asset value, end of     $ 11.68   $ 11.36
period

Total returnB,C              6.35%     13.60%

Net assets, end of period   $ 16,368  $ 20,283
(000 omitted)

Ratio of expenses to         1.79%     2.00%A,F
average net assets

Ratio of expenses to         1.76%G    2.00%A
average net assets after
expense reductions

Ratio of net investment      (.11)%    (1.00)%A
income (loss) to average net
assets

Portfolio turnover           358%      213%A


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1997.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   ADVISOR TECHNOQUANT GROWTH - CLASS B

Selected Per-Share Data
and Ratios

Years ended November 30     1998      1997E

Net asset value, beginning  $ 11.31   $ 10.00
of period

Income from Investment
Operations

 Net investment income       (.09)     (.15)
(loss)D

 Net realized and            .71       1.46
unrealized gain (loss)

 Total from investment       .62       1.31
operations

Less Distributions

 From net realized gain      (.24)     --

 In excess of net realized   (.09)     --
gain

 Total distributions         (.33)     --

Net asset value, end of     $ 11.60   $ 11.31
period

Total returnB,C              5.80%     13.10%

Net assets, end of period   $ 10,994  $ 11,370
(000 omitted)

Ratio of expenses to         2.24%     2.50%A,F
average net assets

Ratio of expenses to         2.22%G    2.50%A
average net assets after
expense reductions

Ratio of net investment      (.58)%    (1.51)%A
income (loss) to average net
assets

Portfolio turnover           358%      213%A


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1997.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   ADVISOR TECHNOQUANT GROWTH - CLASS C

Selected Per-Share Data
and Ratios

Year ended November 30      1998     1997E

Net asset value, beginning $ 11.36 $ 11.85 of period

Income from Investment
Operations

 Net investment income       (.14)    --
(loss)D

 Net realized and            .74      (.49)
unrealized gain (loss)

 Total from investment       .60      (.49)
operations

Less Distributions

 From net realized gain      (.26)    --

 In excess of  net           (.10)    --
realized gain

 Total distributions         (.36)    --

Net asset value, end of     $ 11.60  $ 11.36
period

Total returnB,C              5.62%    (4.14)%

Net assets, end of period   $ 482    $ 48
(000 omitted)

Ratio of expenses to         2.50%F   2.50%A,F
average net assets

Ratio of expenses to         2.47%G   2.50%A
average net assets after
expense reductions

Ratio of net investment      (.88)%   (.60)%A
income (loss) to average net
assets

Portfolio turnover           358%     213%A


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   ADVISOR SMALL CAP - CLASS A

Selected Per-Share Data
and Ratios

September 9, 1998           1998
(commencement of operations)
to November 30

Net asset value, beginning  $ 10.00
of period

Income from Investment
Operations

 Net investment income       (.01)
(loss)D

 Net realized and            2.36
unrealized gain (loss)

 Total from investment       2.35
operations

Net asset value, end of     $ 12.35
period

Total returnB,C              23.50%

Net assets, end of period   $ 9,587
(000 omitted)

Ratio of expenses to         1.75%A,E
average net assets

Ratio of expenses to         1.68%A,F
average net assets after
expense reductions

Ratio of net investment      (.40)%A
income (loss) to average net
assets

Portfolio turnover           204%A


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   ADVISOR SMALL CAP - CLASS T

Selected Per-Share Data
and Ratios

September 9, 1998           1998
(commencement of operations)
to November 30

Net asset value, beginning  $ 10.00
of period

Income from Investment
Operations

 Net investment income       (.02)
(loss)D

 Net realized and            2.36
unrealized gain (loss)

 Total from investment       2.34
operations

Net asset value, end of     $ 12.34
period

Total returnB,C              23.40%

Net assets, end of period   $ 72,428
(000 omitted)

Ratio of expenses to         2.00%A,E
average net assets

Ratio of expenses to         1.93%A,F
average net assets after
expense reductions

Ratio of net investment      (.63)%A
income (loss) to average net
assets

Portfolio turnover          204%A


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   ADVISOR SMALL CAP - CLASS B

Selected Per-Share Data
and Ratios

September 9, 1998          1998
(commencement of operations)
to November 30

Net asset value,           $ 10.00
beginning of period

Income from Investment
Operations

 Net investment income      (.03)
(loss)D

 Net realized and           2.34
unrealized gain (loss)

 Total from investment      2.31
operations

Net asset value, end of    $ 12.31
period

Total returnB,C             23.10%

Net assets, end of period  $ 24,344
(000 omitted)

Ratio of expenses to        2.50%A,E
average net assets

Ratio of expenses to        2.43%A,F
average net assets after
expense reductions

Ratio of net investment     (1.15)%A
income (loss) to average net
assets

Portfolio turnover          204%A


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   ADVISOR SMALL CAP - CLASS C

Selected Per-Share Data
and Ratios

September 9, 1998          1998
(commencement of operations)
to November 30

Net asset value,           $ 10.00
beginning of period

Income from Investment
Operations

 Net investment income      (.03)
(loss)D

 Net realized and           2.37
unrealized gain (loss)

 Total from investment      2.34
operations

Net asset value, end of    $ 12.34
period

Total returnB,C             23.40%

Net assets, end of period  $ 22,117
(000 omitted)

Ratio of expenses to        2.50%A,E
average net assets

Ratio of expenses to        2.44%A,F
average net assets after
expense reductions

Ratio of net investment     (1.15)%A
income (loss) to average net
assets

Portfolio turnover          204%A


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   ADVISOR STRATEGIC OPPORTUNITIES - CLASS A

Selected Per-Share Data
and Ratios

Years ended November 30    1998      1997I      1996F

Net asset value,           $ 27.51   $ 22.51    $ 23.48
beginning of period

Income from Investment
Operations

 Net investment income      (.14)     (.13)      .08
(loss)E

 Net realized and           (1.09)    6.00       1.26
unrealized gain (loss)

 Total from investment      (1.23)    5.87       1.34
operations

Less Distributions

 From net investment        --        --         (.37)
income

 From net realized gain     (2.39)    (.87)      (1.94)

 Total distributions        (2.39)    (.87)      (2.31)

Net asset value, end of    $ 23.89   $ 27.51    $ 22.51
period

Total returnB,C             (4.45)%   26.96%     5.80%

Net assets, end of period  $ 4,613   $ 2,309    $ 638
(000 omitted)

Ratio of expenses to        1.24%G    1.49%A,G   .99%A,D
average net assets

Ratio of expenses to        1.23%H    1.47%A,H   .97%A,H
average net assets after
expense reductions

Ratio of net investment     (.59)%    (.59)%A    1.00%A
income (loss) to average net
assets

Portfolio turnover          64%       61%A       151%


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.

   E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.

   G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   I ELEVEN MONTHS ENDED NOVEMBER 30, 1997

   ADVISOR STRATEGIC OPPORTUNITIES - CLASS T


Selected Per-Share Data
and Ratios

Years ended November 30    1998       1997H      1996J      1995J      1994G      1994K      1993K

Net asset value,           $ 27.78    $ 22.69    $ 24.88    $ 18.70    $ 19.96    $ 22.52    $ 19.53
beginning of period

Income from Investment
Operations

 Net investment income      (.13)D     (.07)D     .17D       .39        .10D       .39D       .33
(loss)

 Net realized and           (1.10)     6.03       .18        6.73       (.75)      (.81)      4.44
unrealized gain (loss)

 Total from investment      (1.23)     5.96       .35        7.12       (.65)      (.42)      4.77
operations

Less Distributions

 From net investment        --         --         (.19)      (.39)      (.35)      (.43)      (.57)
income

 From net realized gain     (2.32)     (.87)      (2.35)     (.55)      (.26)      (1.71)     (1.21)

 Total distributions        (2.32)     (.87)      (2.54)     (.94)      (.61)      (2.14)     (1.78)

Net asset value, end of    $ 24.23    $ 27.78    $ 22.69    $ 24.88    $ 18.70    $ 19.96    $ 22.52
period

Total returnB,C             (4.40)%    27.15%     1.53%      38.16%     (3.26)%    (2.24)%    26.33%

Net assets, end of period  $ 443,578  $ 529,043  $ 560,645  $ 619,993  $ 375,691  $ 385,349  $ 269,833
(000 omitted)

Ratio of expenses to        1.16%      1.24%A     1.28%      1.61%      1.73%A,E   1.85%      1.57%I
average net assets

Ratio of expenses to        1.15%F     1.23%A,F   1.27%F     1.61%      1.73%A     1.84%F     1.57%
average net assets after
expense reductions

Ratio of net investment     (.53)%     (.29)%A    .70%       1.90%      2.03%A     1.89%      2.06%
income (loss) to average net
assets

Portfolio turnover          64%        61%A       151%       142%       228%A      159%       183%



   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   G THREE MONTHS ENDED DECEMBER 31, 1994.

   H ELEVEN MONTHS ENDED NOVEMBER 30, 1997.

   I INCLUDES REIMBURSEMENT OF $.03 PER SHARE FOR ADJUSTMENTS TO PRIOR PERIOD'S FEES.

   J YEAR ENDED DECEMBER 31

   K YEAR ENDED SEPTEMBER 30

   ADVISOR STRATEGIC OPPORTUNITIES - CLASS B


Selected Per-Share Data
and Ratios

Years ended November 30    1998       1997H      1996J     1995J     1994I      1994E

Net asset value,           $ 27.23    $ 22.36    $ 24.56   $ 18.57   $ 19.98    $ 19.65
beginning of period

Income from Investment
Operations

 Net investment income      (.27)D     (.18)D     .04D      .38       .06D       .05D
(loss)

 Net realized and           (1.07)     5.92       .18       6.54      (.74)      .28
unrealized gain (loss)

 Total from investment      (1.34)     5.74       .22       6.92      (.68)      .33
operations

Less Distributions

 From net investment        --         --         (.07)     (.38)     (.47)      --
income

 From net realized gain     (2.20)     (.87)      (2.35)    (.55)     (.26)      --

 Total distributions        (2.20)     (.87)      (2.42)    (.93)     (.73)      --

Net asset value, end of    $ 23.69    $ 27.23    $ 22.36   $ 24.56   $ 18.57    $ 19.98
period

Total returnB,C             (4.94)%    26.55%     1.00%     37.35%    (3.41)%    1.68%

Net assets, end of period  $ 101,234  $ 109,646  $ 98,535  $ 87,566  $ 17,090   $ 8,824
(000 omitted)

Ratio of expenses to        1.71%      1.78%A     1.80%     2.11%     2.58%A     2.63%A,G
average net assets

Ratio of expenses to        1.70%F     1.77%A,F   1.79%F    2.10%F    2.53%A,F   2.63%A
average net assets after
expense reductions

Ratio of net investment     (1.07)%    (.84)%A    .18%      1.40%     1.22%A     1.11%A
income (loss) to average net
assets

Portfolio turnover          64%        61%A       151%      142%      228%A      159%



   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO SEPTEMBER 30, 1994.

   F FMR OR THE FUND HAS ENTERED INTO VARYING AGREEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS
EXPENSES.

   G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   H ELEVEN MONTHS ENDED NOVEMBER 30, 1997.

   I THREE MONTHS ENDED DECEMBER 31, 1994.

   J YEAR ENDED DECEMBER 31

   ADVISOR MID CAP - CLASS A

Selected Per-Share Data
and Ratios

Years ended November 30    1998      1997     1996E

Net asset value,           $ 14.04   $ 11.70  $ 10.74
beginning of period

Income from Investment
Operations

 Net investment income      (.05)     (.09)    (.01)
(loss)D

 Net realized and           1.17      2.64     .97
unrealized gain (loss)

 Total from investment      1.12      2.55     .96
operations

Less Distributions

 From net realized gain     (1.45)    (.21)    --

Net asset value, end of    $ 13.71   $ 14.04  $ 11.70
period

Total returnB,C             9.07%     22.24%   8.94%

Net assets, end of period  $ 11,340  $ 4,670  $ 1,239
(000 omitted)

Ratio of expenses to        1.30%     1.62%F   1.56%A,F
average net assets

Ratio of expenses to        1.27%G    1.58%G   1.56%A
average net assets after
expense reductions

Ratio of net investment     (.36)%    (.71)%   (.33)%A
income (loss) to average net
assets

Portfolio turnover          139%      208%     101%A


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   ADVISOR MID CAP - CLASS T

Selected Per-Share Data
and Ratios

Years ended November 30    1998       1997       1996E

Net asset value,           $ 14.09    $ 11.70    $ 10.00
beginning of period

Income from Investment
Operations

 Net investment income      (.07)      (.07)      (.03)
(loss)D

 Net realized and           1.17       2.64       1.73
unrealized gain (loss)

 Total from investment      1.10       2.57       1.70
operations

Less Distributions

 From net realized gain     (1.44)     (.18)      --

Net asset value, end of    $ 13.75    $ 14.09    $ 11.70
period

Total returnB,C             8.87%      22.35%     17.00%

Net assets, end of period  $ 367,035  $ 326,642  $ 187,040
(000 omitted)

Ratio of expenses to        1.42%      1.48%      1.60%A
average net assets

Ratio of expenses to        1.39%F     1.44%F     1.60%A
average net assets after
expense reductions

Ratio of net investment     (.51)%     (.53)%     (.37)%A
income (loss) to average net
assets

Portfolio turnover          139%       208%       101%A


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1996.

   F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   ADVISOR MID CAP - CLASS B

Selected Per-Share Data
and Ratios

Years ended November 30    1998      1997      1996E

Net asset value,           $ 13.94   $ 11.61   $ 10.00
beginning of period

Income from Investment
Operations

 Net investment income      (.14)     (.14)     (.10)
(loss)D

 Net realized and           1.17      2.62      1.71
unrealized gain (loss)

 Total from investment      1.03      2.48      1.61
operations

Less Distributions

 From net realized gain     (1.39)    (.15)     --

Net asset value, end of    $ 13.58   $ 13.94   $ 11.61
period

Total returnB,C             8.38%     21.67%    16.10%

Net assets, end of period  $ 82,317  $ 58,758  $ 32,727
(000 omitted)

Ratio of expenses to        1.94%     2.03%     2.38%A
average net assets

Ratio of expenses to        1.91%F    1.98%F    2.37%A,F
average net assets after
expense reductions

Ratio of net investment     (1.02)%   (1.08)%   (1.14)%A
income (loss) to average net
assets

Portfolio turnover          139%      208%      101%A


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1996.

   F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   ADVISOR MID CAP - CLASS C

Selected Per-Share Data
and Ratios

Years ended November 30    1998      1997E

Net asset value,           $ 14.08   $ 14.16
beginning of period

Income from Investment
Operations

 Net investment income      (.15)     (.01)
(loss)D

 Net realized and           1.15      (.07)
unrealized gain (loss)

 Total from investment      1.00      (.08)
operations

Less Distributions

 From net realized gain     (1.44)    --

Net asset value, end of    $ 13.64   $ 14.08
period

Total returnB,C             8.09%     (.56)%

Net assets, end of period  $ 12,593  $ 345
(000 omitted)

Ratio of expenses to        2.15%F    2.50%A,F
average net assets

Ratio of expenses to        2.11%G    2.40%A,G
average net assets after
expense reductions

Ratio of net investment     (1.16)%   (1.07)%A
income (loss) to average net
assets

Portfolio turnover          139%      208%


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   ADVISOR EQUITY GROWTH - CLASS A

Selected Per-Share Data
and Ratios

Years ended November 30    1998      1997      1996F

Net asset value,           $ 51.69   $ 44.80   $ 39.47
beginning of period

Income from Investment
Operations

 Net investment income      (.13)     (.06)     .04
(loss)E

 Net realized and           12.76     8.54      5.29
unrealized gain (loss)

 Total from investment      12.63     8.48      5.33
operations

Less Distributions

 From net investment        (.03)I    (.36)     --
income

 From net realized gain     (6.15)I   (1.23)    --

 Total distributions        (6.18)    (1.59)    --

Net asset value, end of    $ 58.14   $ 51.69   $ 44.80
period

Total returnB,C             28.21%    19.73%    13.50%

Net assets, end of period  $ 91,557  $ 28,522  $ 4,423
(000 omitted)

Ratio of expenses to        1.12%     1.32%G    1.52%A,D,G
average net assets

Ratio of expenses to        1.10%H    1.30%H    1.50%A,H
average net assets after
expense reductions

Ratio of net investment     (.26)%    (.12)%    .38%A
income (loss) to average net
assets

Portfolio turnover          122%      108%      76%


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.

   E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.

   G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   I THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATION RELATED TO BOOK TO TAX DIFFERENCES.

   ADVISOR EQUITY GROWTH - CLASS T


Selected Per-Share Data
and Ratios

Years ended November 30    1998         1997         1996         1995         1994

Net asset value,           $ 51.97      $ 44.81      $ 39.83      $ 28.52      $ 29.50
beginning of period

Income from Investment
Operations

 Net investment income      (.21)C       (.04)C       .22C         .06          .08
(loss)

 Net realized and           12.87        8.60         6.90         11.54        .39
unrealized gain (loss)

 Total from investment      12.66        8.56         7.12         11.60        .47
operations

Less Distributions

 From net investment        --           (.17)        (.03)        (.08)        --
income

 From net realized gain     (6.04)       (1.23)       (2.11)       (.16)        (1.45)

 In excess of  net          --           --           --           (.05)        --
realized gain

 Total distributions        (6.04)       (1.40)       (2.14)       (.29)        (1.45)

Net asset value, end of    $ 58.59      $ 51.97      $ 44.81      $ 39.83      $ 28.52
period

Total returnA,B             28.00%       19.81%       19.00%       41.11%       1.58%

Net assets, end of period  $ 5,187,390  $ 4,205,772  $ 3,536,973  $ 2,051,429  $ 874,172
(000 omitted)

Ratio of expenses to        1.29%        1.31%D       1.36%        1.55%        1.71%
average net assets

Ratio of expenses to        1.27%E       1.29%E       1.34%E       1.54%E       1.70%E
average net assets after
expense reductions

Ratio of net investment     (.41)%       (.08)%       .54%         .21%         .15%
income (loss) to average net
assets

Portfolio turnover          122%         108%         76%          97%          137%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.

   C NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   ADVISOR EQUITY GROWTH - CLASS B

Selected Per-Share Data
and Ratios

Years ended November 30    1998       1997E

Net asset value,           $ 51.41    $ 41.81
beginning of period

Income from Investment
Operations

 Net investment income      (.52)      (.32)
(loss)D

 Net realized and           12.68      9.95
unrealized gain (loss)

 Total from investment      12.16      9.63
operations

Less Distributions

 From net realized gain     (6.07)     (.03)

Net asset value, end of    $ 57.50    $ 51.41
period

Total returnB,C             27.27%     23.05%

Net assets, end of period  $ 306,619  $ 71,496
(000 omitted)

Ratio of expenses to        1.88%      1.93%A,F
average net assets

Ratio of expenses to        1.85%G     1.90%A,G
average net assets after
expense reductions

Ratio of net investment     (1.01)%    (.73)%A
income (loss) to average net
assets

Portfolio turnover          122%       108%


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1997.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   ADVISOR EQUITY GROWTH - CLASS C

Selected Per-Share Data
and Ratios

Years ended November 30    1998      1997E

Net asset value,           $ 51.95   $ 51.84
beginning of period

Income from Investment
Operations

 Net investment income      (.54)     (.02)
(loss)D

 Net realized and           12.87     .13
unrealized gain (loss)

 Total from investment      12.33     .11
operations

Less Distributions

 From net realized gain     (6.04)    --

Net asset value, end of    $ 58.24   $ 51.95
period

Total returnB,C             27.30%    0.21%

Net assets, end of period  $ 64,262  $ 965
(000 omitted)

Ratio of expenses to        1.89%     1.95%A,F
average net assets

Ratio of expenses to        1.86%G    1.89%A,G
average net assets after
expense reductions

Ratio of net investment     (1.03)%   (.82)%A
income (loss) to average net
assets

Portfolio turnover          122%      108%


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   ADVISOR LARGE CAP - CLASS A

Selected Per-Share Data
and Ratios

Years ended November 30    1998     1997     1996G

Net asset value,           $ 13.96  $ 11.83  $ 10.21
beginning of period

Income from Investment
Operations

 Net investment income      (.05)    (.04)    --
(loss)D

 Net realized and           3.54     2.25     1.62
unrealized gain (loss)

 Total from investment      3.49     2.21     1.62
operations

Less Distributions

 From net realized gain     (.83)    (.08)    --

Net asset value, end of    $ 16.62  $ 13.96  $ 11.83
period

Total returnB,C             26.69%   18.82%   15.87%

Net assets, end of period  $ 4,254  $ 2,330  $ 503
(000 omitted)

Ratio of expenses to        1.46%E   1.75%E   1.75%A,E
average net assets

Ratio of expenses to        1.44%F   1.72%F   1.75%A
average net assets after
expense reductions

Ratio of net investment     (.31)%   (.34)%   .11%A
income (loss) to average net
assets

Portfolio turnover          141%     93%      59%A


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   G FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.

   ADVISOR LARGE CAP - CLASS T

Selected Per-Share Data
and Ratios

Years Ended November 30    1998      1997      1996G

Net asset value,           $ 13.98   $ 11.82   $ 10.00
beginning of period

Income from Investment
Operations

 Net investment income      (.05)     (.02)     (.01)
(loss)D

 Net realized and           3.56      2.24      1.83
unrealized gain (loss)

 Total from investment      3.51      2.22      1.82
operations

Less Distributions

 From net realized gain     (.82)     (.06)     --

Net asset value, end of    $ 16.67   $ 13.98   $ 11.82
period

Total returnB,C             26.77%    18.89%    18.20%

Net assets, end of period  $ 81,455  $ 42,753  $ 26,133
(000 omitted)

Ratio of expenses to        1.46%     1.62%     2.00%A,E
average net assets

Ratio of expenses to        1.44%F    1.60%F    2.00%A
average net assets after
expense reductions

Ratio of net investment     (.31)%    (.18)%    (.14)%A
income (loss) to average net
assets

Portfolio turnover          141%      93%       59%A


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   G FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1996.

   ADVISOR LARGE CAP - CLASS B

Selected Per-Share Data
and Ratios

Years ended November 30    1998      1997      1996G

Net asset value,           $ 13.85   $ 11.77   $ 10.00
beginning of period

Income from Investment
Operations

 Net investment income      (.13)     (.09)     (.05)
(loss)D

 Net realized and           3.54      2.22      1.82
unrealized gain (loss)

 Total from investment      3.41      2.13      1.77
operations

Less Distributions

 From net realized gain     (.76)     (.05)     --

Net asset value, end of    $ 16.50   $ 13.85   $ 11.77
period

Total returnB,C             26.15%    18.18%    17.70%

Net assets, end of period  $ 37,229  $ 20,926  $ 9,721
(000 omitted)

Ratio of expenses to        2.00%     2.16%     2.50%A,E
average net assets

Ratio of expenses to        1.98%F    2.14%F    2.50%A
average net assets after
expense reductions

Ratio of net investment     (.85)%    (.73)%    (.64)%A
income (loss) to average net
assets

Portfolio turnover          141%      93%       59%A


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   G FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1996.

   ADVISOR LARGE CAP - CLASS C

Selected Per-Share Data
and Ratios

Years ended November 30    1998      1997G

Net asset value,           $ 13.98   $ 13.97
beginning of period

Income from Investment
Operations

 Net investment income      (.21)     (.01)
(loss)D

 Net realized and           3.59      .02
unrealized gain (loss)

 Total from investment      3.38      .01
operations

Less Distributions

 From net realized gain     (.82)     --

Net asset value, end of    $ 16.54   $ 13.98
period

Total returnB,C             25.79%    0.07%

Net assets, end of period  $ 4,393   $ 41
(000 omitted)

Ratio of expenses to        2.50%E    2.50%A,E
average net assets

Ratio of expenses to        2.48%F    2.35%A,F
average net assets after
expense reductions

Ratio of net investment     (1.40)%   (.62)%A
income (loss) to average net
assets

Portfolio turnover          141%      93%


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   G FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

   ADVISOR GROWTH OPPORTUNITIES - CLASS A

Selected Per-Share Data
and Ratios

Year ended November 30     1998       1997H      1997I      1996E

Net asset value,           $ 44.02    $ 42.57    $ 35.39    $ 32.86
beginning of period

Income from Investment
Operations

 Net investment incomeD     .48        .04        .54        .09

 Net realized and           8.03       1.41       8.80       2.44
unrealized gain (loss)

 Total from investment      8.51       1.45       9.34       2.53
operations

Less Distributions

 From net investment        (.60)      --         (.72)      --
income

 From net realized gain     (2.60)     --         (1.44)     --

 Total distributions        (3.20)     --         (2.16)     --

Net asset value, end of    $ 49.33    $ 44.02    $ 42.57    $ 35.39
period

Total returnB,C             20.82%     3.41%      27.58%     7.70%

Net assets, end of period  $ 359,107  $ 142,754  $ 129,628  $ 10,185
(000 omitted)

Ratio of expenses to        .97%       1.10%A,F   1.05%      1.48%A,F
average net assets

Ratio of expenses to        .96%G      1.09%A,G   1.04%G     1.47%A,G
average net assets after
expense reductions

Ratio of net investment     1.06%      1.22%A     1.36%      1.74%A
income to average net assets

Portfolio turnover          25%        33%A       35%        33%


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   H ONE MONTH ENDED NOVEMBER 30

   I YEAR ENDED OCTOBER 31

   ADVISOR GROWTH OPPORTUNITIES - CLASS T


Selected Per-Share Data
and Ratios

Year ended November 30     1998          1997F         1997G         1996G         1995G        1994G

Net asset value,           $ 44.20       $ 42.76       $ 35.41       $ 30.89       $ 26.62      $ 25.39
beginning of period

Income from Investment
Operations

 Net investment income      .42D          .03D          .55D          .61D          .39          .22

 Net realized and           8.08          1.41          8.78          4.72          5.31         1.92
unrealized gain (loss)

 Total from investment      8.50          1.44          9.33          5.33          5.70         2.14
operations

Less Distributions

 From net investment        (.47)         --            (.54)         (.41)         (.27)        (.07)
income

 From net realized gain     (2.60)        --            (1.44)        (.40)         (1.16)       (.84)

 Total distributions        (3.07)        --            (1.98)        (.81)         (1.43)       (.91)

Net asset value, end of    $ 49.63       $ 44.20       $ 42.76       $ 35.41       $ 30.89      $ 26.62
period

Total returnB,C             20.63%        3.37%         27.43%        17.61%        22.88%       8.71%

Net assets, end of period  $ 24,802,060  $ 20,410,697  $ 19,651,539  $ 14,314,950  $ 9,690,992  $ 4,598,668
(000 omitted)

Ratio of expenses to        1.14%         1.28%A        1.18%         1.34%         1.59%        1.63%
average net assets

Ratio of expenses to        1.13%E        1.27%A,E      1.17%E        1.34%         1.58%E       1.62%E
average net assets after
expense reductions

Ratio of net investment     .92%          1.03%A        1.39%         1.88%         1.56%        1.12%
income to average net assets

Portfolio turnover          25%           33%A          35%           33%           39%          43%



   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   F ONE MONTH ENDED NOVEMBER 30

   G YEARS ENDED OCTOBER 31

   ADVISOR GROWTH OPPORTUNITIES - CLASS B

Selected Per-Share Data
and Ratios

Year ended November 30     1998         1997H      1997E

Net asset value,           $ 44.02      $ 42.60    $ 37.62
beginning of period

Income from Investment
Operations

 Net investment incomeD     .14          .02        .13

 Net realized and           8.04         1.40       4.85
unrealized gain (loss)

 Total from investment      8.18         1.42       4.98
operations

Less Distributions

 From net investment        (.48)        --         --
income

 From net realized gain     (2.60)       --         --

 Total distributions        (3.08)       --         --

Net asset value, end of    $ 49.12      $ 44.02    $ 42.60
period

Total returnB,C             19.95%       3.33%      13.24%

Net assets, end of period  $ 1,431,602  $ 422,511  $ 370,662
(000 omitted)

Ratio of expenses to        1.71%        1.85%A,F   1.75%A
average net assets

Ratio of expenses to        1.70%G       1.84%A,G   1.74%A,G
average net assets after
expense reductions

Ratio of net investment     .31%         .47%A      .48%A
income to average net assets

Portfolio turnover          25%          33%A       35%


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1997.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   H ONE MONTH ENDED NOVEMBER 30

   ADVISOR GROWTH OPPORTUNITIES - CLASS C

Selected Per-Share Data
and Ratios

Year ended November 30     1998       1997E

Net asset value,           $ 44.20    $ 43.62
beginning of period

Income from Investment
Operations

 Net investment incomeD     .12        .02

 Net realized and           8.08       .56
unrealized gain (loss)

 Total from investment      8.20       .58
operations

Less Distributions

 From net investment        (.47)      --
income

 From net realized gain     (2.60)     --

 Total distributions        (3.07)     --

Net asset value, end of    $ 49.33    $ 44.20
period

Total returnB,C             19.91%     1.33%

Net assets, end of period  $ 301,078  $ 5,845
(000 omitted)

Ratio of expenses to        1.70%      1.85%A,F
average net assets

Ratio of expenses to        1.70%      1.84%A,G
average net assets after
expense reductions

Ratio of net investment     .27%       .74%A
income to average net assets

Portfolio turnover          25%        33%A


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   ADVISOR GROWTH & INCOME - CLASS A

Selected Per-Share Data
and Ratios

Years ended November 30    1998      1997E

Net asset value,           $ 12.47   $ 10.00
beginning of period

Income from Investment
Operations

 Net investment incomeD     .06       .04

 Net realized and           2.79      2.46
unrealized gain (loss)

 Total from investment      2.85      2.50
operations

Less Distributions

 From net investment        (.05)     (.03)
income

 From net realized gain     (.18)     --

 Total distributions        (.23)     (.03)

Net asset value, end of    $ 15.09   $ 12.47
period

Total returnB,C             23.24%    25.04%

Net assets, end of period  $ 34,614  $ 6,977
(000 omitted)

Ratio of expenses to        1.12%     1.50%A,F
average net assets

Ratio of expenses to        1.11%G    1.50%A
average net assets after
expense reductions

Ratio of net investment     .46%      .34%A
income to average net assets

Portfolio turnover          54%       82%A


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1997.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   ADVISOR GROWTH & INCOME - CLASS T

Selected Per-Share Data
and Ratios

Years ended November 30    1998       1997E

Net asset value,           $ 12.46    $ 10.00
beginning of period

Income from Investment
Operations

 Net investment incomeD     .04        .03

 Net realized and           2.78       2.45
unrealized gain (loss)

 Total from investment      2.82       2.48
operations

Less Distributions

 From net investment        (.03)      (.02)
income

 From net realized gain     (.18)      --

 Total distributions        (.21)      (.02)

Net asset value, end of    $ 15.07    $ 12.46
period

Total returnB,C             23.00%     24.83%

Net assets, end of period  $ 400,322  $ 133,468
(000 omitted)

Ratio of expenses to        1.31%      1.59%A
average net assets

Ratio of expenses to        1.30%F     1.59%A
average net assets after
expense reductions

Ratio of net investment     .27%       .24%A
income to average net assets

Portfolio turnover          54%        82%A


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1997.

   F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   ADVISOR GROWTH & INCOME - CLASS B

Selected Per-Share Data
and Ratios

Years ended November 30    1998       1997E

Net asset value,           $ 12.41    $ 10.00
beginning of period

Income from Investment
Operations

 Net investment income      (.03)      (.04)
(loss)D

 Net realized and           2.77       2.46
unrealized gain (loss)

 Total from investment      2.74       2.42
operations

Less Distributions

 From net investment        --         (.01)
income

 From net realized gain     (.17)      --

 Total distributions        (.17)      (.01)

Net asset value, end of    $ 14.98    $ 12.41
period

Total returnB,C             22.39%     24.22%

Net assets, end of period  $ 158,180  $ 28,825
(000 omitted)

Ratio of expenses to        1.83%      2.25%A,F
average net assets

Ratio of expenses to        1.82%G     2.25%A
average net assets after
expense reductions

Ratio of net investment     (.25)%     (.42)%A
income (loss) to average net
assets

Portfolio turnover          54%        82%A


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1997.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   ADVISOR GROWTH & INCOME - CLASS C

Selected Per-Share Data
and Ratios

Years ended November 30    1998      1997E

Net asset value,           $ 12.45   $ 12.22
beginning of period

Income from Investment
Operations

 Net investment income      (.04)     --
(loss)D

 Net realized and           2.76      .23
unrealized gain (loss)

 Total from investment      2.72      .23
operations

Less Distributions

 From net investment        (.01)     --
income

 From net realized gain     (.18)     --

 Total distributions        (.19)     --

Net asset value, end of    $ 14.98   $ 12.45
period

Total returnB,C             22.20%    1.88%

Net assets, end of period  $ 59,652  $ 391
(000 omitted)

Ratio of expenses to        1.87%     2.24%A,F
average net assets

Ratio of expenses to        1.85%G    2.24%A
average net assets after
expense reductions

Ratio of net investment     (.27)%    .19%A
income (loss) to average net
assets

Portfolio turnover          54%       82%A


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   ADVISOR EQUITY INCOME - CLASS A

Selected Per-Share Data
and Ratios

Years ended November 30    1998      1997      1996F

Net asset value,           $ 26.69   $ 22.78   $ 20.38
beginning of period

Income from Investment
Operations

 Net investment incomeE     .24       .23       .06

 Net realized and           3.19      4.61      2.44
unrealized gain (loss)

 Total from investment      3.43      4.84      2.50
operations

Less Distributions

 From net investment        (.25)     (.34)     (.10)
income

 From net realized gain     (1.72)    (.59)     --

 Total distributions        (1.97)    (.93)     (.10)

Net asset value, end of    $ 28.15   $ 26.69   $ 22.78
period

Total returnB,C             13.82%    22.05%    12.31%

Net assets, end of period  $ 65,436  $ 25,659  $ 3,306
(000 omitted)

Ratio of expenses to        1.03%     1.26%G    1.46%A,D,G
average net assets

Ratio of expenses to        1.02%H    1.25%H    1.44%A,H
average net assets after
expense reductions

Ratio of net investment     .89%      .93%      1.27%A
income to average net assets

Portfolio turnover          59%       55%       78%


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.

   E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.

   G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   ADVISOR EQUITY INCOME - CLASS T


Selected Per-Share Data
and Ratios

Years ended November 30    1998         1997         1996         1995       1994

Net asset value,           $ 26.85      $ 22.83      $ 19.95      $ 15.96    $ 14.86
beginning of period

Income from Investment
Operations

 Net investment income      .19C         .26C         .30C         .31        .28C

 Net realized and           3.22         4.62         3.35         4.26       1.03
unrealized gain (loss)

 Total from investment      3.41         4.88         3.65         4.57       1.31
operations

Less Distributions

 From net investment        (.19)        (.27)        (.31)        (.30)      (.21)
income

 From net realized gain     (1.72)       (.59)        (.46)        (.28)      --

 Total distributions        (1.91)       (.86)        (.77)        (.58)      (.21)

Net asset value, end of    $ 28.35      $ 26.85      $ 22.83      $ 19.95    $ 15.96
period

Total returnA,B             13.63%       22.12%       18.89%       29.46%     8.84%

Net assets, end of period  $ 2,635,406  $ 2,190,070  $ 1,672,994  $ 880,054  $ 179,501
(000 omitted)

Ratio of expenses to        1.21%        1.23%        1.27%        1.48%      1.67%
average net assets

Ratio of expenses to        1.20%D       1.21%D       1.26%D       1.47%D     1.64%D
average net assets after
expense reductions

Ratio of net investment     .72%         1.05%        1.45%        1.78%      1.69%
income to average net assets

Portfolio turnover          59%          55%          78%          80%        140%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.

   C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   ADVISOR EQUITY INCOME - CLASS B


Selected Per-Share Data
and Ratios

Years ended November 30    1998       1997       1996       1995       1994E

Net asset value,           $ 26.73    $ 22.73    $ 19.90    $ 15.94    $ 15.21
beginning of period

Income from Investment
Operations

 Net investment income      .05D       .13D       .19D       .26        .08D

 Net realized and           3.21       4.61       3.33       4.23       .72
unrealized gain (loss)

 Total from investment      3.26       4.74       3.52       4.49       .80
operations

Less Distributions

 From net investment        (.07)      (.15)      (.23)      (.25)      (.07)
income

 From net realized gain     (1.72)     (.59)      (.46)      (.28)      --

 Total distributions        (1.79)     (.74)      (.69)      (.53)      (.07)

Net asset value, end of    $ 28.20    $ 26.73    $ 22.73    $ 19.90    $ 15.94
period

Total returnB,C             13.06%     21.52%     18.22%     28.95%     5.25%

Net assets, end of period  $ 877,573  $ 682,308  $ 500,447  $ 270,101  $ 35,373
(000 omitted)

Ratio of expenses to        1.74%      1.74%F     1.81%      1.85%      2.24%A
average net assets

Ratio of expenses to        1.72%G     1.73%G     1.79%G     1.84%G     2.18%A,G
average net assets after
expense reductions

Ratio of net investment     .19%       .53%       .92%       1.41%      1.15%A
income to average net assets

Portfolio turnover          59%        55%        78%        80%        140%



   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   ADVISOR EQUITY INCOME - CLASS C

Selected Per-Share Data
and Ratios

Years ended November 30    1998      1997E

Net asset value,           $ 26.84   $ 26.65
beginning of period

Income from Investment
Operations

 Net investment incomeD     .02       .02

 Net realized and           3.21      .17
unrealized gain (loss)

 Total from investment      3.23      .19
operations

Less Distributions

 From net investment        (.12)     --
income

 From net realized gain     (1.72)    --

 Total distributions        (1.84)    --

Net asset value, end of    $ 28.23   $ 26.84
period

Total returnB,C             12.90%    0.71%

Net assets, end of period  $ 37,014  $ 684
(000 omitted)

Ratio of expenses to        1.84%     1.85%A,F
average net assets

Ratio of expenses to        1.82%G    1.81%A,G
average net assets after
expense reductions

Ratio of net investment     .07%      1.24%A
income to average net assets

Portfolio turnover          59%       55%


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   ADVISOR BALANCED - CLASS A

Selected Per-Share Data
and Ratios

Years ended October 31     1998H     1998      1997     1996E

Net asset value,           $ 19.25   $ 18.75   $ 16.04  $ 15.22
beginning of period

Income from Investment
Operations

 Net investment incomeD     .05       .53       .48      .08

 Net realized and           .61       1.80      2.83     .88
unrealized gain (loss)

 Total from investment      .66       2.33      3.31     .96
operations

Less Distributions

 From net investment        --        (.57)     (.49)    (.14)
income

 From net realized gain     --        (1.26)    (.11)    --

 Total distributions        --        (1.83)    (.60)    (.14)

Net asset value, end of    $ 19.91   $ 19.25   $ 18.75  $ 16.04
period

Total returnB,C             3.43%     13.04%    20.99%   6.34%

Net assets, end of period  $ 16,859  $ 15,517  $ 7,565  $ 1,181
(000 omitted)

Ratio of expenses to        1.02%A    1.05%     1.41%F   1.50%A,F
average net assets

Ratio of expenses to        1.02%A    1.02%G    1.40%G   1.49%A,G
average net assets after
expense reductions

Ratio of net investment     3.13%A    2.76%     2.68%    3.07%A
income to average net assets

Portfolio turnover          73%A      85%       70%      223%


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   H ONE MONTH ENDED NOVEMBER 30

   ADVISOR BALANCED - CLASS T


Selected Per-Share Data
and Ratios

Years ended October 31     1998F        1998         1997         1996         1995         1994

Net asset value,           $ 19.30      $ 18.79      $ 16.07      $ 15.30      $ 14.67      $ 15.91
beginning of period

Income from Investment
Operations

 Net investment income      .05D         .51D         .53D         .51D         .59          .38

 Net realized and           .61          1.80         2.84         .88          .54          (.79)
unrealized gain (loss)

 Total from investment      .66          2.31         3.37         1.39         1.13         (.41)
operations

Less Distributions

 From net investment        --           (.54)        (.54)        (.59)        (.50)        (.28)
income

 In excess of net           --           --           --           --           --           (.02)
investment income

 From net realized gain     --           (1.26)       (.11)        (.03)        --           (.49)

 Return of capital          --           --           --           --           --           (.04)

 Total distributions        --           (1.80)       (.65)        (.62)        (.50)        (.83)

Net asset value, end of    $ 19.96      $ 19.30      $ 18.79      $ 16.07      $ 15.30      $ 14.67
period

Total returnB,C             3.42%        12.90%       21.36%       9.30%        7.85%        (2.69)%

Net assets, end of period  $ 2,993,364  $ 2,903,025  $ 2,901,221  $ 2,992,716  $ 3,441,141  $ 3,128,776
(000 omitted)

Ratio of expenses to        1.22%A       1.16%        1.17%        1.26%        1.47%        1.59%
average net assets

Ratio of expenses to        1.22%A       1.15%E       1.17%        1.25%E       1.46%E       1.58%E
average net assets after
expense reductions

Ratio of net investment     2.92%A       2.68%        2.98%        3.32%        3.99%        3.79%
income to average net assets

Portfolio turnover          73%A         85%          70%          223%         297%         202%



   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   F ONE MONTH ENDED NOVEMBER 30

   ADVISOR BALANCED - CLASS B

Selected Per-Share Data
and Ratios

Years ended October 31     1998G     1998      1997E

Net asset value,           $ 19.21   $ 18.71   $ 16.36
beginning of period

Income from Investment
Operations

 Net investment incomeD     .04       .38       .29

 Net realized and           .61       1.81      2.38
unrealized gain (loss)

 Total from investment      .65       2.19      2.67
operations

Less Distributions

 From net investment        --        (.43)     (.32)
income

 From net realized gain     --        (1.26)    --

 Total distributions        --        (1.69)    (.32)

Net asset value, end of    $ 19.86   $ 19.21   $ 18.71
period

Total returnB,C             3.38%     12.25%    16.40%

Net assets, end of period  $ 57,263  $ 51,226  $ 15,958
(000 omitted)

Ratio of expenses to        1.80%A    1.74%     2.12%A
average net assets

Ratio of expenses to        1.80%A    1.73%F    2.11%A,F
average net assets after
expense reductions

Ratio of net investment     2.35%A    2.02%     1.88%A
income to average net assets

Portfolio turnover          73%A      85%       70%


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1997.

   F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   G ONE MONTH ENDED NOVEMBER 30

   ADVISOR BALANCED - CLASS C

Selected Per-Share Data
and Ratios

Year ended October 31      1998H      1998E

Net asset value,           $ 19.22    $ 19.05
beginning of period

Income from Investment
Operations

 Net investment incomeD     .04        .36

 Net realized and           .62        1.56
unrealized gain (loss)

 Total from investment      .66        1.92
operations

Less Distributions

 From net investment        --         (.49)
income

 From net realized gain     --         (1.26)

 Total distributions        --         (1.75)

Net asset value, end of    $ 19.88    $ 19.22
period

Total returnB,C             3.43%      10.62%

Net assets, end of period  $ 21,099   $ 20,443
(000 omitted)

Ratio of expenses to        1.77%A     1.80%A,F
average net assets

Ratio of expenses to        1.76%A,G   1.79%A,G
average net assets after
expense reductions

Ratio of net investment     2.37%A     1.89%A
income to average net assets

Portfolio turnover          73%A       85%


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   H ONE MONTH ENDED NOVEMBER 30

   ADVISOR HIGH YIELD - CLASS A

Selected Per-Share Data
and Ratios

Years ended October 31     1998       1997      1996E

Net asset value,           $ 12.930   $ 12.300  $ 12.010
beginning of period

Income from Investment
Operations

 Net investment incomeD     1.111      1.058     .163

 Net realized and           (1.603)    .710      .267
unrealized gain (loss)

 Total from investment      (.492)     1.768     .430
operations

Less Distributions

 From net investment        (1.048)    (1.078)   (.140)
income

 From net realized gain     (.300)     (.060)    --

 Total distributions        (1.348)    (1.138)   (.140)

Net asset value, end of    $ 11.090   $ 12.930  $ 12.300
period

Total returnB,C             (4.55)%    15.18%    3.58%

Net assets, end of period  $ 117,172  $ 44,236  $ 3,860
(000 omitted)

Ratio of expenses to        1.01%      1.15%     1.25%A,F
average net assets

Ratio of expenses to        1.00%G     1.14%G    1.25%A
average net assets after
expense reductions

Ratio of net investment     9.03%      8.58%     9.06%A
income to average net assets

Portfolio turnover          75%        105%      121%


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   ADVISOR HIGH YIELD - CLASS T


Selected Per-Share Data
and Ratios

Years ended October 31     1998         1997         1996         1995         1994

Net asset value,           $ 12.940     $ 12.310     $ 11.910     $ 11.220     $ 12.010
beginning of period

Income from Investment
Operations

 Net investment income      1.119C       1.086C       1.105C       .930C        .848

 Net realized and           (1.612)      .686         .364         .680         (.537)
unrealized gain (loss)

 Total from investment      (.493)       1.772        1.469        1.610        .311
operations

Less Distributions

 From net investment        (1.037)      (1.082)      (1.069)      (.920)       (.851)
income

 From net realized gain     (.300)       (.060)       --           --           (.250)

 Total distributions        (1.337)      (1.142)      (1.069)      (.920)       (1.101)

Net asset value, end of    $ 11.110     $ 12.940     $ 12.310     $ 11.910     $ 11.220
period

Total returnA,B             (4.54)%      15.21%       12.92%       15.05%       2.64%

Net assets, end of period  $ 2,322,318  $ 2,208,172  $ 1,709,294  $ 1,200,495  $ 679,623
(000 omitted)

Ratio of expenses to        1.07%        1.09%        1.12%        1.15%        1.20%
average net assets

Ratio of expenses to        1.07%        1.08%D       1.11%D       1.15%        1.20%
average net assets after
expense reductions

Ratio of net investment     8.91%        8.72%        9.20%        8.32%        6.92%
income to average net assets

Portfolio turnover          75%          105%         121%         112%         118%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.

   C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   ADVISOR HIGH YIELD - CLASS B


Selected Per-Share Data
and Ratios

Years ended October 31     1998       1997       1996       1995       1994E

Net asset value,           $ 12.890   $ 12.280   $ 11.890   $ 11.210   $ 11.300
beginning of period

Income from Investment
Operations

 Net investment income      1.024D     .998D      1.017D     .794D      .223

 Net realized and           (1.588)    .674       .361       .721       (.118)
unrealized gain (loss)

 Total from investment      (.564)     1.672      1.378      1.515      .105
operations

Less Distributions

 From net investment        (.956)     (1.002)    (.988)     (.835)     (.195)
income

 From net realized gain     (.300)     (.060)     --         --         --

 Total distributions        (1.256)    (1.062)    (.988)     (.835)     (.195)

Net asset value, end of    $ 11.070   $ 12.890   $ 12.280   $ 11.890   $ 11.210
period

Total returnB,C             (5.10)%    14.34%     12.10%     14.12%     .93%

Net assets, end of period  $ 923,365  $ 593,358  $ 344,328  $ 155,730  $ 16,959
(000 omitted)

Ratio of expenses to        1.74%      1.74%      1.79%      2.01%      2.20%A
average net assets

Ratio of net investment     8.25%      8.04%      8.52%      7.46%      5.92%A
income to average net assets

Portfolio turnover          75%        105%       121%       112%       118%



   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.

   ADVISOR HIGH YIELD - CLASS C

Selected Per-Share Data
and Ratios

Year ended October 31      1998E

Net asset value,           $ 12.970
beginning of period

Income from Investment
Operations

 Net investment incomeD     .988

 Net realized and           (1.639)
unrealized gain (loss)

 Total from investment      (.651)
operations

Less Distributions

 From net investment        (.929)
income

 From net realized gain     (.300)

 Total distributions        (1.229)

Net asset value, end of    $ 11.090
period

Total returnB,C             (5.73)%

Net assets, end of period  $ 129,772
(000 omitted)

Ratio of expenses to        1.86%A
average net assets

Ratio of net investment     8.21%A
income to average net assets

Portfolio turnover          75%


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.

   ADVISOR STRATEGIC INCOME - CLASS A

Selected Per-Share Data
and Ratios

Years ended December 31    1998      1997      1996E

Net asset value,           $ 11.090  $ 11.250  $ 11.010
beginning of period

Income from Investment
Operations

 Net investment incomeD     .771      .802      .267

 Net realized and           (.512)    .198      .493
unrealized gain (loss)

 Total from investment      .259      1.000     .760
operations

Less Distributions

 From net investment        (.729)    (.790)    (.280)
income

 From net realized gain     --        (.370)    (.240)

 In excess of net           (.060)    --        --
realized gain

 Total distributions        (.789)    (1.160)   (.520)

Net asset value, end of    $ 10.560  $ 11.090  $ 11.250
period

Total returnB,C             2.38%     9.24%     6.95%

Net assets, end of period  $ 9,596   $ 3,379   $ 587
(000 omitted)

Ratio of expenses to        1.23%     1.25%F    1.25%A,F
average net assets

Ratio of expenses to        1.22%G    1.24%G    1.25%A
average net assets after
expense reductions

Ratio of net investment     7.22%     7.16%     7.32%A
income to average net assets

Portfolio turnover          150%      140%      119%


   A ANNUALIZED

   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   ADVISOR STRATEGIC INCOME -  CLASS T


Selected Per-Share Data
and Ratios

Years ended December 31    1998       1997       1996      1995      1994E

Net asset value,           $ 11.090   $ 11.250   $ 11.000  $ 9.920   $ 10.000
beginning of period

Income from Investment
Operations

 Net investment income      .781D      .814D      .813D     .885      .064D

 Net realized and           (.535)     .194       .542      1.231     (.046)
unrealized gain (loss)

 Total from investment      .246       1.008      1.355     2.116     .018
operations

Less Distributions

 From net investment        (.726)     (.798)     (.805)    (.806)    (.098)
income

 From net realized gain     --         (.370)     (.300)    (.230)    --

 In excess of net           (.060)     --         --        --        --
realized gain

 Total distributions        (.786)     (1.168)    (1.105)   (1.036)   (.098)

Net asset value, end of    $ 10.550   $ 11.090   $ 11.250  $ 11.000  $ 9.920
period

Total returnB,C             2.26%      9.33%      12.89%    22.02%    .17%

Net assets, end of period  $ 189,755  $ 119,204  $ 99,327  $ 52,626  $ 10,687
(000 omitted)

Ratio of expenses to        1.18%      1.20%      1.23%     1.35%F    1.35%A,F
average net assets

Ratio of expenses to        1.17%G     1.19%G     1.22%G    1.35%     1.35%A
average net assets  after
expense reductions

Ratio of net investment     7.25%      7.21%      7.34%     7.28%     5.80%A
income to average net assets

Portfolio turnover          150%       140%       119%      193%      104%A



   A ANNUALIZED

   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1994.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   ADVISOR STRATEGIC INCOME - CLASS B


Selected Per-Share Data
and Ratio

Years ended December 31    1998      1997      1996      1995      1994E

Net asset value,           $ 11.100  $ 11.260  $ 11.010  $ 9.910   $ 10.000
beginning of period

Income from Investment
Operations

 Net investment income      .713D     .740D     .743D     .820      .072D

 Net realized and           (.529)    .194      .538      1.237     (.078)
unrealized gain (loss)

 Total from investment      .184      .934      1.281     2.057     (.006)
operations

Less Distributions

 From net investment        (.654)    (.724)    (.731)    (.727)    (.084)
income

 From net realized gain     --        (.370)    (.300)    (.230)    --

 In excess of net           (.060)    --        --        --        --
realized gain

 Total distributions        (.714)    (1.094)   (1.031)   (.957)    (.084)

Net asset value, end of    $ 10.570  $ 11.100  $ 11.260  $ 11.010  $ 9.910
period

Total returnB,C             1.69%     8.60%     12.14%    21.35%    (.06)%

Net assets, end of period  $ 72,773  $ 54,562  $ 37,403  $ 26,654  $ 9,379
(000 omitted)

Ratio of expenses to        1.83%     1.86%     1.88%     2.10%F    2.10%A,F
average net assets

Ratio of expenses to        1.83%     1.85%G    1.87%G    2.10%     2.10%A
average net assets after
expense reductions

Ratio of net investment     6.56%     6.55%     6.69%     6.53%     5.06%A
income to average net assets

Portfolio turnover          150%      140%      119%      193%      104%A



   A ANNUALIZED

   B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1994.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   ADVISOR STRATEGIC INCOME - CLASS C

Selected Per-Share Data
and Ratio

Year ended December 31     1998      1997E

Net asset value,           $ 11.080  $ 11.400
beginning of period

Income from Investment
Operations

 Net investment incomeD     .672      .105

 Net realized and           (.517)    .037
unrealized gain (loss)

 Total from investment      .155      .142
operations

Less Distributions

 From net investment        (.625)    (.152)
income

 From net realized gain     --        (.310)

 In excess of net           (.060)    --
realized gain

 Total distributions        (.685)    (.462)

Net asset value, end of    $ 10.550  $ 11.080
period

Total returnB,C             1.42%     1.27%

Net assets, end of period  $ 11,248  $ 659
(000 omitted)

Ratio of expenses to        2.07%F    2.10%A,F
average net assets

Ratio of net investment     6.37%     6.30%A
income to average net assets

Portfolio turnover          150%      140%


   A ANNUALIZED

   B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO DECEMBER 31, 1997.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   ADVISOR GOVERNMENT INVESTMENT - CLASS A

Selected Per-Share Data
and Ratios

Years ended October 31     1998      1997     1996E

Net asset value,           $ 9.670   $ 9.490  $ 9.250
beginning of period

Income from Investment
Operations

 Net investment incomeD     .545      .552     .090

 Net realized and           .368      .187     .241
unrealized gain (loss)

 Total from investment      .913      .739     .331
operations

Less Distributions

 From net investment        (.563)    (.559)   (.091)
income

Net asset value, end of    $ 10.020  $ 9.670  $ 9.490
period

Total returnB,C             9.74%     8.09%    3.58%

Net assets, end of period  $ 7,884   $ 1,582  $ 223
(000 omitted)

Ratio of expenses to        .90%F     .90%F    .90%A,F
average net assets

Ratio of net investment     5.65%     5.98%    6.28%A
income to average net assets

Portfolio turnover          243%      136%     153%


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   ADVISOR GOVERNMENT INVESTMENT - CLASS T


Selected Per-Share Data
and Ratios

Years ended October 31     1998       1997       1996       1995       1994

Net asset value,           $ 9.670    $ 9.490    $ 9.670    $ 8.960    $ 10.140
beginning of period

Income from Investment
Operations

 Net investment income      .546C      .558C      .586C      .594       .515

 Net realized and           .351       .171       (.180)     .701       (1.031)
unrealized gain (loss)

 Total from investment      .897       .729       .406       1.295      (.516)
operations

Less Distributions

 From net investment        (.547)     (.549)     (.586)     (.585)     (.504)
income

 From net realized gain     --         --         --         --         (.130)

 In excess of net           --         --         --         --         (.030)
realized gain

 Total distributions        (.547)     (.549)     (.586)     (.585)     (.664)

Net asset value, end of    $ 10.020   $ 9.670    $ 9.490    $ 9.670    $ 8.960
period

Total returnA,B             9.56%      7.97%      4.38%      14.91%     (5.27)%

Net assets, end of period  $ 212,933  $ 144,948  $ 217,883  $ 208,620  $ 114,453
(000 omitted)

Ratio of expenses to        1.00%D     1.00%D     1.00%      .89%D      .74%D
average net assets

Ratio of expenses to        1.00%      1.00%      .99%E      .89%       .74%
average net assets  after
expense reductions

Ratio of net investment     5.59%      5.88%      6.19%      6.34%      6.18%
income to average net assets

Portfolio turnover          243%       136%       153%       261%       313%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.

   C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   ADVISOR GOVERNMENT INVESTMENT - CLASS B


Selected Per-Share Data
and Ratios

Years ended October 31     1998      1997      1996      1995      1994E

Net asset value,           $ 9.660   $ 9.490   $ 9.670   $ 8.950   $ 9.100
beginning of period

Income from Investment
Operations

 Net investment income      .475D     .494D     .520D     .542      .144

 Net realized and           .359      .166      (.177)    .693      (.137)
unrealized gain (loss)

 Total from investment      .834      .660      .343      1.235     .007
operations

Less Distributions

 From net investment        (.484)    (.490)    (.523)    (.515)    (.157)
income

Net asset value, end of    $ 10.010  $ 9.660   $ 9.490   $ 9.670   $ 8.950
period

Total returnB,C             8.87%     7.20%     3.69%     14.19%    0.10%

Net assets, end of period  $ 74,073  $ 18,782  $ 17,355  $ 11,766  $ 2,062
(000 omitted)

Ratio of expenses to        1.65%F    1.65%F    1.67%F    1.65%F    1.70%A,F
average net assets

Ratio of net investment     4.92%     5.24%     5.51%     5.58%     5.22%A
income to average net assets

Portfolio turnover          243%      136%      153%      261%      313%



   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   ADVISOR GOVERNMENT INVESTMENT - CLASS C

Selected Per-Share Data
and Ratios

Year ended October 31        1998E

Net asset value,             $ 9.640
beginning of period

Income from Investment
Operations

 Net investment incomeD       .450

 Net realized and             .398
unrealized gain (loss)

 Total from investment        .848
operations

Less Distributions

 From net investment income   (.468)

Net asset value, end of      $ 10.020
period

Total returnB,C               9.02%

Net assets, end of period    $ 14,954
(000 omitted)

Ratio of expenses to          1.75%A,F
average net assets

Ratio of net investment       4.74%A
income to average net assets

Portfolio turnover            243%


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   ADVISOR MORTGAGE SECURITIES - CLASS A

Selected Per-Share Data
and Ratios

Year ended October 31      1998      1997G     1997E

Net asset value,           $ 11.020  $ 11.050  $ 10.830
beginning of period

Income from Investment
Operations

 Net investment incomeD     .669      .170      .268

 Net realized and           (.061)    .048      .224
unrealized gain (loss)

 Total from investment      .608      .218      .492
operations

Less Distributions

 From net investment        (.638)    (.168)    (.272)
income

 From net realized gain     (.030)    (.080)    --

 Total distributions        (.668)    (.248)    (.272)

Net asset value, end of    $ 10.960  $ 11.020  $ 11.050
period

Total returnB,C             5.65%     2.00%     4.61%

Net assets, end of period  $ 1,865   $ 1,648   $ 1,586
(000 omitted)

Ratio of expenses to        .90%F     .90%A,F   .90%A,F
average net assets

Ratio of net investment     6.01%     6.18%A    6.09%A
income to average net assets

Portfolio turnover          262%      125%A     149%


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JULY 31, 1997.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   G THREE MONTHS ENDED OCTOBER 31

   ADVISOR MORTGAGE SECURITIES - CLASS T

Selected Per-Share Data
and Ratios

Year ended October 31      1998      1997G      1997E

Net asset value,           $ 11.020  $ 11.050   $ 10.830
beginning of period

Income from Investment
Operations

 Net investment incomeD     .665      .167       .255

 Net realized and           (.063)    .048       .233
unrealized gain (loss)

 Total from investment      .602      .215       .488
operations

Less Distributions

 From net investment        (.632)    (.165)     (.268)
income

 From net realized gain     (.030)    (.080)     --

 Total distributions        (.662)    (.245)     (.268)

Net asset value, end of    $ 10.960  $ 11.020   $ 11.050
period

Total returnB,C             5.60%     1.98%      4.57%

Net assets, end of period  $ 19,103  $ 14,649   $ 12,193
(000 omitted)

Ratio of expenses to        1.00%F    1.00%A,F   1.00%A,F
average net assets

Ratio of net investment     6.05%     6.10%A     5.99%A
income to average net assets

Portfolio turnover          262%      125%A      149%


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO JULY 31, 1997.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   G THREE MONTHS ENDED OCTOBER 31

   ADVISOR MORTGAGE SECURITIES - CLASS B

Selected Per-Share Data
and Ratios

Year ended October 31      1998      1997G      1997E

Net asset value,           $ 11.020  $ 11.040   $ 10.830
beginning of period

Income from Investment
Operations

 Net investment incomeD     .584      .142       .234

 Net realized and           (.064)    .065       .214
unrealized gain (loss)

 Total from investment      .520      .207       .448
operations

Less Distributions

 From net investment        (.560)    (.147)     (.238)
income

 From net realized gain     (.030)    (.080)     --

 Total distributions        (.590)    (.227)     (.238)

Net asset value, end of    $ 10.950  $ 11.020   $ 11.040
period

Total returnB,C             4.82%     1.90%      4.20%

Net assets, end of period  $ 7,840   $ 1,587    $ 823
(000 omitted)

Ratio of expenses to        1.65%F    1.65%A,F   1.65%A,F
average net assets

Ratio of net investment     5.37%     5.32%A     5.34%A
income to average net assets

Portfolio turnover          262%      125%A      149%


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   G THREE MONTHS ENDED OCTOBER 31

   ADVISOR INTERMEDIATE BOND - CLASS A

Selected Per-Share Data
and Ratios

Years ended November 30    1998G     1997      1996E

Net asset value,           $ 10.560  $ 10.590  $ 10.350
beginning of period

Income from Investment
Operations

 Net investment incomeD     .537      .615      .159

 Net realized and           .207      (.023)    .235
unrealized gain (loss)

 Total from investment      .744      .592      .394
operations

Less Distributions

 From net investment        (.534)    (.622)    (.154)
income

Net asset value, end of    $ 10.770  $ 10.560  $ 10.590
period

Total returnB,C             7.21%     5.81%     3.83%

Net assets, end of period  $ 8,217   $ 3,819   $ 687
(000 omitted)

Ratio of expenses to        .90%A,F   .90%F     .90%A,F
average net assets

Ratio of net investment     5.51%A    5.93%     6.45%A
income to average net assets

Portfolio turnover          176%A     138%      200%


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   G ELEVEN MONTHS ENDED OCTOBER 31

   ADVISOR INTERMEDIATE BOND - CLASS T


Selected Per-Share Data
and Ratios

Years ended November 30    1998G      1997       1996       1995       1994       1993

Net asset value,           $ 10.560   $ 10.610   $ 10.760   $ 10.260   $ 11.140   $ 10.640
beginning of period

Income from Investment
Operations

 Net investment income      .537D      .625D      .671D      .649       .609       .785

 Net realized and           .201       (.058)     (.147)     .491       (.876)     .511
unrealized gain (loss)

 Total from investment      .738       .567       .524       1.140      (.267)     1.296
operations

Less Distributions

 From net investment        (.528)     (.617)     (.674)     (.640)     (.555)     (.796)
income

 In excess of net           --         --         --         --         (.058)     --
investment income

 Total distributions        (.528)     (.617)     (.674)     (.640)     (.613)     (.796)

Net asset value, end of    $ 10.770   $ 10.560   $ 10.610   $ 10.760   $ 10.260   $ 11.140
period

Total returnB,C             7.15%      5.56%      5.10%      11.43%     (2.44)%    12.50%

Net assets, end of period  $ 287,734  $ 278,869  $ 262,103  $ 228,439  $ 141,866  $ 59,184
(000 omitted)

Ratio of expenses to        .98%A      .96%       .97%       .94%E      1.02%E     1.23%
average net assets

Ratio of expenses to        .98%A      .96%       .96%F      .94%       1.02%      1.23%
average net assets  after
expense reductions

Ratio of net investment     5.48%A     5.97%      6.38%      6.20%      6.04%      6.81%
income to average net assets

Portfolio turnover          176%A      138%       200%       189%       68%        59%



   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   G ELEVEN MONTHS ENDED OCTOBER 31

   ADVISOR INTERMEDIATE BOND - CLASS B


Selected Per-Share Data
and Ratios

Years ended November 30    1998G      1997      1996      1995      1994E

Net asset value,           $ 10.540   $ 10.590  $ 10.750  $ 10.250  $ 10.430
beginning of period

Income from Investment
Operations

 Net investment income      .468D      .551D     .597D     .579      .204

 Net realized and           .214       (.057)    (.153)    .483      (.178)
unrealized gain (loss)

 Total from investment      .682       .494      .444      1.062     .026
operations

Less Distributions

 From net investment        (.462)     (.544)    (.604)    (.562)    (.187)
income

 In excess of net           --         --        --        --        (.019)
investment income

 Total distributions        (.462)     (.544)    (.604)    (.562)    (.206)

Net asset value, end of    $ 10.760   $ 10.540  $ 10.590  $ 10.750  $ 10.250
period

Total returnB,C             6.60%      4.83%     4.32%     10.62%    0.24%

Net assets, end of period  $ 39,657   $ 22,201  $ 18,972  $ 15,830  $ 3,156
(000 omitted)

Ratio of expenses to        1.65%A,F   1.65%F    1.66%F    1.70%F    1.65%A,F
average net assets

Ratio of net investment     4.79%A     5.27%     5.69%     5.44%     5.42%A
income to average net assets

Portfolio turnover          176%A      138%      200%      189%      68%



   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   G ELEVEN MONTHS ENDED OCTOBER 31

   ADVISOR INTERMEDIATE BOND - CLASS C

Selected Per-Share Data
and Ratios

Year ended November 30     1998H      1997E

Net asset value,           $ 10.560   $ 10.570
beginning of period

Income from Investment
Operations

 Net investment incomeD     .453       .031

 Net realized and           .199       (.005)
unrealized gain (loss)

 Total from investment      .652       .026
operations

Less Distributions

 From net investment        (.452)     (.036)
income

Net asset value, end of    $ 10.760   $ 10.560
period

Total returnB,C             6.30%      0.25%

Net assets, end of period  $ 6,100    $ 160
(000 omitted)

Ratio of expenses to        1.75%A,F   1.75%A,F
average net assets

Ratio of expenses to        1.75%A     1.73%A,G
average net assets after
expense reductions

Ratio of net investment     4.67%A     4.42%A
income to average net assets

Portfolio turnover          176%A      138%


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   H ELEVEN MONTHS ENDED OCTOBER 31

   ADVISOR SHORT FIXED-INCOME - CLASS A

Selected Per-Share Data
and Ratios

Years ended October 31     1998     1997      1996E

Net asset value,           $ 9.310  $ 9.370   $ 9.290
beginning of period

Income from Investment
Operations

 Net investment incomeD    .572     .532      .090

 Net realized and          .024     (.021)    .081
unrealized gain (loss)

 Total from investment     .596     .511      .171
operations

Less Distributions

 From net investment       (.526)   (.571)    (.091)
income

Net asset value, end of   $ 9.380  $ 9.310   $ 9.370
period

Total returnB,C            6.58%    5.64%     1.85%

Net assets, end of        $ 5,524  $ 19,726  $ 204
period (000 omitted)

Ratio of expenses to       .90%F    .90%F     .90%A,F
average net assets

Ratio of net investment    6.03%    6.00%     6.27%A
income to average net assets

Portfolio turnover         124%     105%      124%


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   ADVISOR SHORT FIXED-INCOME - CLASS T


Selected Per-Share Data
and Ratios

Years ended October 31    1998       1997       1996       1995       1994

Net asset value,          $ 9.350    $ 9.380    $ 9.470    $ 9.480    $ 10.090
beginning of period

Income from Investment
Operations

 Net investment income     .555B      .578B      .594B      .403       .479

 Net realized and          .019       (.036)     (.094)     .148       (.501)
unrealized gain (loss)

 Total from investment     .574       .542       .500       .551       (.022)
operations

Less Distributions

 From net investment       (.544)     (.572)     (.590)     (.407)     (.464)
income

 In excess of net          --         --         --         --         (.044)
investment income

 Return of capital         --         --         --         (.154)     (.080)

 Total distributions       (.544)     (.572)     (.590)     (.561)     (.588)

Net asset value, end of   $ 9.380    $ 9.350    $ 9.380    $ 9.470    $ 9.480
period

Total returnA              6.32%      5.97%      5.45%      6.05%      (.22)%

Net assets, end of        $ 333,050  $ 351,614  $ 416,700  $ 546,546  $ 787,926
period (000 omitted)

Ratio of expenses to       .89%       .89%       .88%       .89%       .97%
average net assets

Ratio of net investment    5.93%      6.19%      6.29%      6.05%      5.91%
income to average net assets

Portfolio turnover         124%       105%       124%       179%       108%



   A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.

   B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   ADVISOR SHORT FIXED-INCOME - CLASS C

Selected Per-Share Data
and Ratios

Year ended October 31       1998E

Net asset value,            $ 9.340
beginning of period

Income from Investment
Operations

 Net investment incomeD      .437

 Net realized and            .064
unrealized gain (loss)

 Total from investment       .501
operations

Less Distributions

From net investment income   (.461)

Net asset value, end of     $ 9.380
period

Total returnB,C              5.49%

Net assets, end of          $ 11,795
period (000 omitted)

Ratio of expenses to         1.75%A,F
average net assets

Ratio of net investment      4.92%A
income to average net assets

Portfolio turnover           124%


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   ADVISOR MUNICIPAL INCOME - CLASS A

Selected Per-Share Data
and Ratios

Years ended October 31      1998      1997      1996F

Net asset value,            $ 12.150  $ 11.740  $ 11.630
beginning of period

Income from Investment
Operations

 Net interest income         .571      .583D     .105D,E

 Net realized and            .390      .445      .109
unrealized gain (loss)

 Total from investment       .961      1.028     .214
operations

Less Distributions

 From net interest income    (.571)    (.616)E   (.104)

 In excess of net            --        (.002)H   --
interest income

 Total distributions         (.571)    (.618)    (.104)

Net asset value, end of     $ 12.540  $ 12.150  $ 11.740
period

Total returnB,C              8.07%     9.02%     1.84%

Net assets, end of          $ 6,721   $ 3,755   $ 202
period (000 omitted)

Ratio of expenses to         .90%G     .90%G     .90%A,G
average net assets

Ratio of net interest        4.57%     4.87%     5.73%A
income to average net assets

Portfolio turnover           36%       36%       49%


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.

   F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.

   G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   H THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

   ADVISOR MUNICIPAL INCOME - CLASS T


Selected Per-Share Data
and Ratios

Years ended October 31      1998       1997       1996       1995       1994

Net asset value,            $ 12.150   $ 11.760   $ 11.880   $ 11.220   $ 12.720
beginning of period

Income from Investment
Operations

 Net interest income         .571       .597B      .677B,C    .700       .689

 Net realized and            .410       .407       (.136)     .660       (1.430)
unrealized gain (loss)

 Total from investment       .981       1.004      .541       1.360      (.741)
operations

Less Distributions

 From net interest income    (.571)     (.612)C    (.661)     (.700)     (.689)

 In excess of net            --         (.002)D    --         --         --
interest income

 From net realized gain      --         --         --         --         (.060)

 In excess of net            --         --         --         --         (.010)
realized gain

 Total distributions         (.571)     (.614)     (.661)     (.700)     (.759)

Net asset value, end of     $ 12.560   $ 12.150   $ 11.760   $ 11.880   $ 11.220
period

Total returnA                8.15%      8.89%      4.68%      12.50%     (6.03)%

Net assets, end of          $ 380,325  $ 392,075  $ 480,432  $ 565,131  $ 544,422
period (000 omitted)

Ratio of expenses to         .87%       .89%       .89%       .91%       .89%
average net assets

Ratio of net interest        4.62%      5.04%      5.74%      6.06%      5.78%
income to average net assets

Portfolio turnover           36%        36%        49%        37%        38%



   A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.

   B NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   C NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.

   D THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

   ADVISOR MUNICIPAL INCOME - CLASS B


Selected Per-Share Data
and Ratios

Years ended October 31      1998      1997      1996      1995      1994F

Net asset value,            $ 12.130  $ 11.740  $ 11.860  $ 11.210  $ 11.610
beginning of period

Income from Investment
Operations

 Net interest income         .491      .515D     .596D,E   .612      .188

 Net realized and            .400      .416      (.136)    .650      (.400)
unrealized gain (loss)

 Total from investment       .891      .931      .460      1.262     (.212)
operations

Less Distributions

 From net interest income    (.491)    (.539)E   (.580)    (.612)    (.188)

 In excess of net            --        (.002)H   --        --        --
interest income

 Total distributions         (.491)    (.541)    (.580)    (.612)    (.188)

Net asset value, end of     $ 12.530  $ 12.130  $ 11.740  $ 11.860  $ 11.210
period

Total returnB,C              7.47%     8.15%     3.98%     11.57%    (1.86)%

Net assets, end of          $ 55,032  $ 41,024  $ 39,389  $ 32,395  $ 9,968
period (000 omitted)

Ratio of expenses to         1.53%     1.56%     1.57%     1.86%G    2.09%A
average net assets

Ratio of net interest        3.96%     4.35%     5.06%     5.18%     4.58%A
income to average net assets

Portfolio turnover           36%       36%       49%       37%       38%



   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.

   F FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.

   G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   H THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

   ADVISOR MUNICIPAL INCOME - CLASS C

Selected Per-Share Data
and Ratios

Year ended October 31      1998D

Net asset value,           $ 12.130
beginning of period

Income from Investment
Operations

 Net interest income        .455

 Net realized and           .430
unrealized gain (loss)

 Total from interest        .885
operations

Less Distributions

 From net interest income   (.455)

Net asset value, end of    $ 12.560
period

Total returnB,C             7.41%

Net assets, end of         $ 7,031
period (000 omitted)

Ratio of expenses to        1.75%A,E
average net assets

Ratio of net interest       3.60%A
income to average net assets

Portfolio turnover          36%


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.

   E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   ADVISOR INTERMEDIATE MUNICIPAL INCOME - CLASS A

Selected Per-Share Data
and Ratios

Year ended October 30       1998G     1997      1996D

Net asset value,            $ 10.600  $ 10.410  $ 10.160
beginning of period

Income from Investment
Operations

 Net interest income         .411      .459      .113

 Net realized and            .200      .191      .250
unrealized gain (loss)

 Total from investment       .611      .650      .363
operations

Less Distributions

 From net interest income    (.411)    (.459)    (.113)

 From net realized gain      (.030)    (.001)    --

 Total distributions         (.441)    (.460)    (.113)

Net asset value, end of     $ 10.770  $ 10.600  $ 10.410
period

Total returnB,C              5.89%     6.42%     3.59%

Net assets, end of          $ 1,082   $ 442     $ 103
period (000 omitted)

Ratio of expenses to         .90%A,E   .90%E     .90%A,E
average net assets

Ratio of net interest        4.19%A    4.37%     4.60%A
income to average net assets

Portfolio turnover           26%A,F    18%       35%


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.

   E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER.

   G ELEVEN MONTHS ENDED OCTOBER 31

   ADVISOR INTERMEDIATE MUNICIPAL INCOME - CLASS T


Selected Per-Share Data
and Ratios

Years ended November 30     1998F     1997      1996      1995      1994      1993

Net asset value,            $ 10.590  $ 10.410  $ 10.380  $ 9.400   $ 10.460  $ 11.080
beginning of period

Income from Investment
Operations

 Net interest income         .407      .449      .461      .451      .455      .508

 Net realized and            .210      .181      .030      .980      (1.040)   .260
unrealized gain (loss)

 Total from investment       .617      .630      .491      1.431     (.585)    .768
operations

Less Distributions

 From net interest income    (.407)    (.449)    (.461)    (.451)    (.455)    (.508)

 From net realized gain      (.030)    (.001)    --        --        --        (.880)

 In excess of  net           --        --        --        --        (.020)    --
realized gain

 Total distributions         (.437)    (.450)    (.461)    (.451)    (.475)    (1.388)

Net asset value, end of     $ 10.770  $ 10.590  $ 10.410  $ 10.380  $ 9.400   $ 10.460
period

Total returnB,C              5.94%     6.21%     4.89%     15.49%    (5.78)%   7.72%

Net assets, end of          $ 60,070  $ 48,830  $ 56,729  $ 62,852  $ 57,382  $ 39,800
period (000 omitted)

Ratio of expenses to         .95%A,D   1.00%D    1.00%D    .94%D     .90%D     .90%D
average net assets

Ratio of net interest        4.15%A    4.32%     4.42%     4.56%     4.49%     4.76%
income to average net assets

Portfolio turnover           26%A,E    18%       35%       53%       53%       46%



   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   E THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER.

   F ELEVEN MONTHS ENDED OCTOBER 31

   ADVISOR INTERMEDIATE MUNICIPAL INCOME - CLASS B


Selected Per-Share Data
and Ratios

Years ended November 30     1998G      1997      1996      1995      1994D

Net asset value,            $ 10.590   $ 10.410  $ 10.380  $ 9.400   $ 9.890
beginning of period

Income from Investment
Operations

 Net interest income         .339       .382      .394      .373      .155

 Net realized and            .200       .181      .030      .980      (.490)
unrealized gain (loss)

 Total from investment       .539       .563      .424      1.353     (.335)
operations

Less Distributions

 From net interest income    (.339)     (.382)    (.394)    (.373)    (.155)

 From net realized gain      (.030)     (.001)    --        --        --

 Total distributions         (.369)     (.383)    (.394)    (.373)    (.155)

Net asset value, end of     $ 10.760   $ 10.590  $ 10.410  $ 10.380  $ 9.400
period

Total returnB,C              5.27%      5.54%     4.21%     14.60%    (3.44)%

Net assets, end of          $ 11,134   $ 7,917   $ 7,445   $ 6,226   $ 1,682
period (000 omitted)

Ratio of expenses to         1.65%A,E   1.65%E    1.66%E    1.68%E    1.65%A,E
average net assets

Ratio of net interest        3.45%A     3.67%     3.76%     3.71%     3.74%A
income to average net assets

Portfolio turnover           26%A,F     18%       35%       53%       53%



   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.

   E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER.

   G ELEVEN MONTHS ENDED OCTOBER 31

   ADVISOR INTERMEDIATE MUNICIPAL INCOME - CLASS C

Selected Per-Share Data
and Ratios

Year ended November 30      1998G      1997D

Net asset value,            $ 10.590   $ 10.550
beginning of period

Income from Investment
Operations

 Net interest income         .328       .027

 Net realized and            .210       .040
unrealized gain (loss)

 Total from investment       .538       .067
operations

Less Distributions

 From net interest income    (.328)     (.027)

 From net realized gain      (.030)     --

 Total distributions         (.358)     (.027)

Net asset value, end of     $ 10.770   $ 10.590
period

Total returnB,C              5.16%      0.63%

Net assets, end of          $ 1,137    $ 13
period (000 omitted)

Ratio of expenses to         1.75%A,E   1.75%A,E
average net assets

Ratio of net interest        3.29%A     3.33%A
income to average net assets

Portfolio turnover           26%A,F     18%


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   D FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

   E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER.

   G ELEVEN MONTHS ENDED OCTOBER 31

   PRIOR PERFORMANCE OF SIMILAR FUNDS

Because Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation (Corresponding Funds) were new when this prospectus was printed, their performance history is not included. However, Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation are modeled after the following existing funds, respectively: Fidelity Retirement Growth Fund, Fidelity Dividend Growth Fund, and Fidelity Asset Manager: Growth (Related Funds).

The Related Funds are managed by FMR and have investment objectives
   and     policies that are substantially    identical in all
material respects     to those of the Corresponding Funds offered
through this prospectus. The Related Funds, however, have different
expenses and are sold through different distribution channels.    FMR
also may manage other substantially similar funds and accounts that may have better or worse performance than the Related Funds. Performance of other funds and accounts is not included due to factors such as differences in their policies and/or portfolio management strategies and/or because these accounts are not mutual funds.

Below you will find information about the prior performance of the Related Funds, not the performance of the Corresponding Funds offered through this prospectus. The performance data of the Related Funds is
net of    management     fees and other expenses    and is based on
past results    .

Although the Corresponding Funds have    investment objectives and
policies that are substantially identical in all material respects to
those of     the Related Funds, you should not assume that the
Corresponding Funds will have the same performance as the Related Funds. For example, a Corresponding Fund's future performance may be better or worse than the performance of its Related Fund due to, among other things, differences in sales charges, expenses, asset sizes and cash flows between the Corresponding Fund and its Related Fund. Class A, Class T, Class B, and Class C shares of the Corresponding Funds have higher sales charges and may have higher total expenses than the Related Funds, which would have resulted in lower performance if each Corresponding Fund's current sales charges and expenses had been applied to the performance of the Related Funds. Certain investors may be eligible for sales charge waivers.

The first table below shows the date FMR began managing each Related Fund and the asset size of each Related Fund as of December 31, 1998.

The next group of tables    on page      shows changes in the
performance of each Related Fund from year to year.

The last group of tables on page 205 compares the performance of each
Related Fund to the performance of a market index    and,     for
Fidelity Asset Manager: Growth, a combination of market indexes and (except for Fidelity Asset Manager: Growth) an average of the
performance of     similar funds over various periods of time.

The performance of each Related Fund does not represent the past performance of the Corresponding Funds and should not be interpreted as indicative of the future performance of the Corresponding Funds or the Related Funds.

CORRESPONDING FUND OFFERED   RELATED FUND (INCEPTION DATE)
THROUGH THIS PROSPECTUS      AND ASSET SIZE

Fidelity Advisor Retirement  Fidelity Retirement Growth
Growth Fund                  Fund (March 25, 1983)
                             $4,946,100,000

Fidelity Advisor Dividend    Fidelity Dividend Growth Fund
Growth Fund                  (April 27, 1993)
                             $10,368,600,000

Fidelity Advisor Asset       Fidelity Asset Manager:
Allocation Fund              Growth (December 30, 1991)
                             $5,119,900,000


YEAR-BY-YEAR RETURNS FOR THE RELATED FUNDS


FIDELITY RETIREMENT GROWTH

Calendar Years              1989    1990     1991    1992    1993    1994   1995    1996   1997    1998

                            30.41%  -10.16%  45.58%  10.60%  22.13%  0.06%  24.28%  8.33%  18.54%  35.89%




Percentage (%)
Row: 1, Col: 1, Value: 30.41
Row: 2, Col: 1, Value: -10.16
Row: 3, Col: 1, Value: 45.58
Row: 4, Col: 1, Value: 10.6
Row: 5, Col: 1, Value: 22.13
Row: 6, Col: 1, Value: 0.06000000000000001
Row: 7, Col: 1, Value: 24.28
Row: 8, Col: 1, Value: 8.33
Row: 9, Col: 1, Value: 18.54
Row: 10, Col: 1, Value: 35.89

DURING THE PERIODS SHOWN IN THE CHART FOR FIDELITY RETIREMENT GROWTH, THE HIGHEST RETURN FOR A QUARTER WAS 21.80% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -20.09% (QUARTER ENDING SEPTEMBER 30, 1990).


FIDELITY DIVIDEND GROWTH

Calendar Years                                1994   1995    1996    1997    1998

                                              4.27%  37.53%  30.14%  27.90%  35.85%




Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: 4.270000000000001
Row: 7, Col: 1, Value: 37.53
Row: 8, Col: 1, Value: 30.14
Row: 9, Col: 1, Value: 27.9
Row: 10, Col: 1, Value: 35.84999999999999

DURING THE PERIODS SHOWN IN THE CHART FOR FIDELITY DIVIDEND GROWTH, THE HIGHEST RETURN FOR A QUARTER WAS 19.53% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -6.15% (QUARTER
ENDING SEPTEMBER 30, 1997).


FIDELITY ASSET MANAGER: GROWTH

Calendar Years                              1992    1993    1994    1995    1996    1997    1998

                                            19.08%  26.32%  -7.39%  19.95%  17.59%  26.46%  18.08%




Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: 19.08
Row: 5, Col: 1, Value: 26.32
Row: 6, Col: 1, Value: -7.39
Row: 7, Col: 1, Value: 19.95
Row: 8, Col: 1, Value: 17.59
Row: 9, Col: 1, Value: 26.46
Row: 10, Col: 1, Value: 18.08

DURING THE PERIODS SHOWN IN THE CHART FOR FIDELITY ASSET MANAGER:
GROWTH, THE HIGHEST RETURN FOR A QUARTER WAS 16.07% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -8.20%
(QUARTER ENDING SEPTEMBER 30, 1998).

AVERAGE ANNUAL RETURNS FOR THE RELATED FUNDSC


For the periods ended            Past 1 year  Past 5 years  Past 10 years/ Life of fund*
December 31, 1998

FIDELITY RETIREMENT GROWTHD        35.89%       16.76%        17.46%

S&P 500                            28.58%       24.06%        19.21%

Lipper Capital Appreciation        19.96%       14.96%        14.09%
Funds Average

FIDELITY DIVIDEND GROWTHD          35.85%       26.53%        26.53%A

S&P 500                            28.58%       24.06%        24.06%A

Lipper Growth Funds Average        22.86%       18.63%        18.63%A

FIDELITY ASSET MANAGER: GROWTHD    18.08%       14.30%        16.62%B

S&P 500                            28.58%       24.06%        19.51%B

Fidelity Aggressive Asset          22.74%       18.37%        15.50%B
Allocation Composite Index



* BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE FUND'S COMMENCEMENT OF OPERATIONS.

A FROM JANUARY 1, 1994   .

B FROM JANUARY 1, 1992   .

   C THE FUNDS OFFERED THROUGH THIS PROSPECTUS CHARGE A 12B-1 FEE AND MAY SELL THEIR SHARES WITH A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE, WHILE THE RELATED FUNDS DO NOT. CERTAIN INVESTORS MAY BE ELIGIBLE FOR SALES CHARGE WAIVERS. INCLUDING ANY APPLICABLE SALES CHARGE AND/OR 12B-1 FEE IN A PERFORMANCE CALCULATION PRODUCES A LOWER RETURN.

   D     FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1998, THE TOTAL
OPERATING EXPENSES WERE    0.57    % FOR FIDELITY RETIREMENT GROWTH
(INCLUDING EXPENSE REDUCTIONS). FOR THE FISCAL YEAR ENDED JULY 31, 1998, THE TOTAL OPERATING EXPENSES WERE 0.86% FOR FIDELITY DIVIDEND GROWTH (INCLUDING EXPENSE REDUCTIONS). FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1998, THE TOTAL OPERATING EXPENSES WERE 0.80% FOR FIDELITY ASSET MANAGER: GROWTH (INCLUDING EXPENSE REDUCTIONS). IF FMR HAD NOT REIMBURSED CERTAIN EXPENSES DURING THESE PERIODS, FIDELITY ASSET MANAGER: GROWTH'S TOTAL RETURNS WOULD HAVE BEEN LOWER.

Fidelity Aggressive Asset Allocation Composite Index is a hypothetical representation of the performance of Fidelity Asset Manager: Growth's three asset classes according to their respective weightings in the fund's neutral mix (70% stocks, 25% bonds, and 5% short-term/money market). The following indexes are used to calculate the Composite
Index: stocks - the Standard & Poor's 500 Index (S&P 500), bonds - the Lehman Brothers Aggregate Bond Index, and short-term/money market - the Lehman Brothers 3-Month Treasury Bill Index. Prior to January 1,
1997, the Lehman Brothers    U.S.     Treasury Index was used for the
bond class. The index weightings of the Composite Index are rebalanced monthly.

   The     S&P 500 is a market capitalization-weighted index of common stocks.

The Lehman Brothers Aggregate Bond Index is a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more.

The Lehman Brothers 3-Month Treasury Bill Index represents the average of Treasury Bill rates for each of the prior three months, adjusted to a bond equivalent yield basis (short-term and money market instruments).

   The Lehman Brothers U.S. Treasury Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of one year or more.

Each Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). For Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation, financial reports will be available once the funds have completed their first annual or semi-annual period. Each fund's annual and semi-annual
reports include a discussion of    the fund's holdings and     recent
market conditions and the fund's investment strategies    that
affected performance    .

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at
   1-888-622-3175    .

The SAI, the funds' annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBERS 811-3785 AND 811-4707.

Fidelity Investments & (Pyramid) Design, Fidelity, Fidelity
Investments, and Directed Dividends are registered trademarks of FMR
Corp.

TechnoQuant, Fidelity Advisor Funds and Portfolio Advisory Services are service marks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.702922.101 ACOM-pro-0299






Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FIDELITY
ADVISOR FUNDS SM
INSTITUTIONAL CLASS

GROWTH FUNDS:
Fidelity Advisor TechnoQuant SM Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Opportunities Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth Opportunities Fund
GROWTH AND INCOME FUNDS:
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS:
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS:
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

PROSPECTUS
FEBRUARY 26, 1999

(fidelity_logo_graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

CONTENTS

FUND SUMMARY             3   INVESTMENT SUMMARY

                         11  PERFORMANCE

                         20  FEE TABLE

FUND BASICS              28  INVESTMENT DETAILS

                         38  VALUING SHARES

SHAREHOLDER INFORMATION  39  BUYING AND SELLING SHARES

                         42  EXCHANGING SHARES

                         43  ACCOUNT FEATURES AND POLICIES

                         44  DIVIDENDS AND CAPITAL GAINS
                             DISTRIBUTIONS

                         45  TAX CONSEQUENCES

FUND SERVICES            46  FUND MANAGEMENT

                         49  FUND DISTRIBUTION

APPENDIX                 50  FINANCIAL HIGHLIGHTS

                         60  PRIOR PERFORMANCE OF SIMILAR
                             FUNDS

FUND SUMMARY

INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

ADVISOR TECHNOQUANT GROWTH FUND seeks capital growth.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using computer-aided, quantitative analysis of technical factors such as price and volume information as well as fundamental factors to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

(small solid bullet) QUANTITATIVE INVESTING. Securities selected using quantitative analysis can perform differently than the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR SMALL CAP FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 65% of total assets in securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

(small solid bullet) SMALL CAP INVESTING. The value of securities of smaller, less well-known issuers can perform differently than the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR STRATEGIC OPPORTUNITIES FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 65% of total assets in companies involving a special situation (an unusual, and possibly non-repetitive, development taking place in a company or a group of companies in an industry).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:
(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR MID CAP FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 65% of total assets in securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the S&P MidCap 400).

   (small solid bullet) Potentially investing in companies with smaller or larger market capitalizations.

   (small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than
the value of the market as a whole.    The value of securities of
smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR RETIREMENT GROWTH FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

(small solid bullet) Realizing capital gains without considering the tax consequences to shareholders.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR EQUITY GROWTH FUND seeks to achieve capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing at least 65% of total assets in common stocks.

(small solid bullet) Investing in companies it believes have above-average growth potential (stocks of these companies are often called "growth" stocks).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

(small solid bullet) "GROWTH" INVESTING. "Growth" stocks can perform differently than the market as a whole and other types of stocks and can be more volatile than other types of stocks.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR LARGE CAP FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 65% of total assets in securities of companies with large market capitalizations (over $1 billion).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR DIVIDEND GROWTH FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Investing at least 65% of total assets in companies that it believes have the potential for dividend growth by either increasing their dividends or commencing dividends, if none are currently paid.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR GROWTH OPPORTUNITIES FUND seeks to provide capital growth.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in common stocks.

(small solid bullet) Potentially investing in other types of securities, including bonds which may be lower-quality debt securities.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.
(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR GROWTH & INCOME FUND seeks high total return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.

(small solid bullet) Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR EQUITY INCOME FUND seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities
comprising the S&P 500. In addition,    consistent with the primary
objective of obtaining dividend and interest income,     the fund will
consider the potential for achieving capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.

(small solid bullet) Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

(small solid bullet) "VALUE" INVESTING. "Value" stocks can perform differently than the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR ASSET ALLOCATION FUND seeks to maximize total return over the long-term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.

(small solid bullet) Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.

(small solid bullet) Adjusting allocation among asset classes gradually within the following ranges: stock class (50% - 100%), bond class (0% - 50%), and short-term/money market class (0% - 50%).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value in selecting investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR BALANCED FUND seeks both income and growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.

(small solid bullet) Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) With respect to equity investments, emphasizing above-average income-producing equity securities, which tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics.

(small solid bullet) Analyzing a security's issuer using fundamental factors and evaluating each security's current price relative to estimated long-term value in selecting investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause prices of debt securities to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR HIGH YIELD FUND seeks a combination of a high level of income and the potential for capital gains.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

(small solid bullet) Potentially investing in non-income producing securities, including defaulted securities and common stocks.

(small solid bullet) Investing up to 35% of total assets in common stocks.

(small solid bullet) Investing in companies in troubled or uncertain financial condition.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR STRATEGIC INCOME FUND seeks a high level of current income. The fund may also seek capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing primarily in debt securities, including lower-quality debt securities.

(small solid bullet) Allocating the fund's assets among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging market securities, and foreign developed market securities.

(small solid bullet) Potentially investing in equity securities.

(small solid bullet) Using a neutral mix of approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets, and 15% foreign developed markets.

(small solid bullet) Analyz   ing a security's structural features and
current pricing, its issuer's potential for success, and the credit, currency and economic risks of the security and its issuer to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. Emerging markets can be subject to greater social, economic, regulatory and political uncertainty and can be extremely volatile.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR GOVERNMENT INVESTMENT FUND seeks a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing at least 65% of total assets in U.S. Government securities.

(small solid bullet) Investing in instruments related to U.S.
Government securities.

(small solid bullet) Managing the fund to have similar overall interest rate risk to the Lehman Brothers Government Bond Index.

(small solid bullet) Allocating assets across different market sectors and maturities.

(small solid bullet) Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer in selecting investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR MORTGAGE SECURITIES FUND seeks a high level of current income,
consistent with prudent investment risk.    In seeking current income,
the     fund may also consider the potential for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing at least 65% of total assets in investment-grade mortgage-related securities.

(small solid bullet) Investing in U.S. Government securities and instruments related to U.S. Government securities.

(small solid bullet) Managing the fund to have similar overall interest rate risk to the Lehman Brothers Mortgage-Backed Securities Index.

(small solid bullet) Allocating assets across different market sectors and maturities.

(small solid bullet) Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer in selecting investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR INTERMEDIATE BOND FUND seeks to provide a high rate of income.
In addition, the fund may seek capital appreciation    when consistent
with this primary objective.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. dollar-denominated investment-grade bonds.

(small solid bullet) Managing the fund to have similar overall interest rate risk to the Lehman Brothers Intermediate
Government/Corporate Bond Index.

(small solid bullet) Normally maintaining a dollar-weighted average maturity between three and 10 years.

(small solid bullet) Allocating assets across different market sectors and maturities.

(small solid bullet) Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer in selecting investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR SHORT FIXED-INCOME FUND seeks to obtain a high level of current income, consistent with the preservation of capital. Where appropriate the fund will take advantage of opportunities to realize capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. dollar-denominated investment-grade bonds.

(small solid bullet) Managing the fund to have similar overall interest rate risk to the Lehman Brothers 1-3 Year
Government/Corporate Bond Index.

(small solid bullet) Normally maintaining a dollar-weighted average maturity of three years or less.

(small solid bullet) Allocating assets across different market sectors and maturities.

(small solid bullet) Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer in selecting investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR MUNICIPAL INCOME FUND seeks to provide a high current yield exempt from federal income tax.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing normally in investment-grade municipal debt securities.

(small solid bullet) Investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax.

(small solid bullet) Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.

(small solid bullet) Managing the fund to have similar overall interest rate risk to the Lehman Brothers Municipal Bond Index.

(small solid bullet) Allocating assets across different market sectors and maturities.

(small solid bullet) Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer in selecting investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) MUNICIPAL MARKET VOLATILITY. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND seeks the highest level of income exempt from federal income taxes that can be obtained consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing normally in investment-grade municipal debt securities.

(small solid bullet) Investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax.

(small solid bullet) Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.

(small solid bullet) Managing the fund to have similar overall interest rate risk to the Lehman Brothers 1-17 Year Municipal Bond Index.

(small solid bullet) Normally maintaining a dollar-weighted average maturity between three and 10 years.

(small solid bullet) Allocating assets across different market sectors and maturities.

(small solid bullet) Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer in selecting investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) MUNICIPAL MARKET VOLATILITY. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

PERFORMANCE

The following information illustrates the changes in the funds' performance from year to year and compares the funds' performance to
the performance of a market index    and     an average of the
performance of similar funds over various periods of time.    Each of
Advisor Balanced and Advisor Strategic Income may also compare its performance to the performance of a combination of market indexes over various periods of time. Each of Advisor Intermediate Municipal Income, Advisor Equity Income and Advisor Equity Growth may also compare their performance to the performance of an additional index over various periods of time. Data for the additional index for Advisor Intermediate Municipal Income is available only from June 30,
1993 to the present.     Returns are based on past results and are not
an indication of future performance.

Because Advisor Small Cap, Advisor Retirement Growth, Advisor Dividend Growth and Advisor Asset Allocation were new when this prospectus was printed, their performance history is not included. Performance history will be available for Advisor Small Cap, Advisor Retirement Growth, Advisor Dividend Growth and Advisor Asset Allocation after each fund has been in operation for one calendar year.

YEAR-BY-YEAR RETURNS

ADVISOR TECHNOQUANT GROWTH

Calendar Years                  1997    1998

                                12.33%  15.97%


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: 12.33
Row: 10, Col: 1, Value: 15.97

   DURING THE PERIODS SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF ADVISOR TECHNOQUANT GROWTH, THE HIGHEST RETURN FOR A QUARTER WAS 18.27% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN
F    OR A QUARTER WAS    -    9   .30% (QUARTER ENDING MARCH 31,
1997).

ADVISOR STRATEGIC
OPPORTUNITIES

Calendar Years                1996   1997    1998

                              1.99%  26.11%  1.12%


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: 1.99
Row: 9, Col: 1, Value: 26.11
Row: 10, Col: 1, Value: 1.12

   DURING THE PERIODS SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF ADVISOR STRATEGIC OPPORTUNITIES, THE HIGHEST RETURN FOR A QUARTER WAS 18.11% (QUARTER ENDING SEPTEMBER 30, 1997) AND THE LOWEST RETURN FOR
    A QUARTER WAS -17.84%    (QUARTER ENDING SEPTEMBER 30, 1998).

ADVISOR MID CAP

Calendar Years                                    1997    1998

                                                  28.05%  15.07%


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: 28.05
Row: 10, Col: 1, Value: 15.07

   DURING THE PERIODS SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF ADVISOR MID CAP, THE HIGHEST RETURN FOR A QUARTER WAS 23.53% (QUARTER ENDING DECEMBER 31, 1998), AND THE LOWEST RETURN FOR A QUARTER WAS
-17.14    %    (QUARTER ENDING SEPTEMBER 30, 1998).

ADVISOR EQUITY GROWTH

Calendar Years          1989    1990   1991    1992    1993    1994    1995    1996    1997    1998

                        44.84%  6.93%  64.71%  10.14%  15.71%  -0.04%  40.12%  16.89%  24.61%  39.47%



Percentage (%)
Row: 1, Col: 1, Value: 44.84
Row: 2, Col: 1, Value: 6.930000000000001
Row: 3, Col: 1, Value: 64.16999999999999
Row: 4, Col: 1, Value: 10.14
Row: 5, Col: 1, Value: 15.71
Row: 6, Col: 1, Value: -0.04000000000000001
Row: 7, Col: 1, Value: 40.0
Row: 8, Col: 1, Value: 16.89
Row: 9, Col: 1, Value: 24.61
Row: 10, Col: 1, Value: 39.47

   DURING THE PERIODS SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF ADVISOR EQUITY GROWTH, THE HIGHEST RETURN FOR A QUARTER WAS 37.09% (QUARTER ENDING MARCH 31, 1991) AND THE LOWEST RETURN FOR A QUARTER
WAS     -22.23%    (QUARTER ENDING SEPTEMBER 30, 1990).

ADVISOR LARGE CAP

Calendar Years                                      1997    1998

                                                    24.34%  36.14%


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: 24.34
Row: 10, Col: 1, Value: 36.14

   DURING THE PERIODS SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF ADVISOR LARGE CAP, THE HIGHEST RETURN FOR A QUARTER WAS 23.67% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A
Q    UARTER WAS    -7.64    %    (QUARTER ENDING SEPTEMBER 30,
1998).

ADVISOR GROWTH OPPORTUNITIES

Calendar Years                                            1996    1997    1998

                                                          18.30%  29.20%  24.63%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: 18.3
Row: 9, Col: 1, Value: 29.2
Row: 10, Col: 1, Value: 24.63

   DURING THE PERIODS SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF ADVISOR GROWTH OPPORTUNITIES, THE HIGHEST RETURN FOR A QUARTER WAS 20.63% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN
FO    R A QUARTER WAS    -7.54    %    (QUARTER ENDING SEPTEMBER 30,
1998).

ADVISOR GROWTH & INCOME

Calendar Years                                           1997    1998

                                                         28.23%  31.00%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: 28.0
Row: 10, Col: 1, Value: 31.0

   DURING THE PERIODS SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF ADVISOR GROWTH & INCOME, THE HIGHEST RETURN FOR A QUARTER WAS 23.56% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A
QUAR    TER WAS    -10.52    %    (QUARTER ENDING SEPTEMBER 30,
1998).

ADVISOR EQUITY INCOME

Calendar Years         1989    1990     1991    1992    1993    1994   1995    1996    1997    1998

                       18.43%  -14.28%  29.81%  14.94%  18.80%  7.50%  33.49%  15.26%  26.64%  16.77%



Percentage (%)
Row: 1, Col: 1, Value: 18.43
Row: 2, Col: 1, Value: -14.2
Row: 3, Col: 1, Value: 29.8
Row: 4, Col: 1, Value: 14.9
Row: 5, Col: 1, Value: 18.8
Row: 6, Col: 1, Value: 7.5
Row: 7, Col: 1, Value: 33.49
Row: 8, Col: 1, Value: 15.0
Row: 9, Col: 1, Value: 26.0
Row: 10, Col: 1, Value: 16.0
   DURING THE PERIODS SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF ADVISOR EQUITY INCOME, THE HIGHEST RETURN FOR A QUARTER WAS 17.90% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A
Q    UARTER WAS -   15.96% (QUARTER ENDING SEPTEMBER 30, 1990).

ADVISOR BALANCED

Calendar Years                                1996   1997    1998

                                              8.68%  22.92%  16.06%


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: 8.6
Row: 9, Col: 1, Value: 22.9
Row: 10, Col: 1, Value: 16.77

   DURING THE PERIODS SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF ADVISOR BALANCED, THE HIGHEST RETURN FOR A QUARTER WAS 12.58% (QUARTER ENDING JUNE 30, 1997) AND THE LOWEST RETURN FOR A QUARTER WAS
-5.79    %    (QUARTER ENDING SEPTEMBER 30, 1998).

ADVISOR HIGH YIELD

Calendar Years                                   1996    1997    1998

                                                 13.24%  15.30%  -0.18%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: 13.24
Row: 9, Col: 1, Value: 15.3
Row: 10, Col: 1, Value: -0.18

   DURING THE PERIODS SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF ADVISOR HIGH YIELD, THE HIGHEST RETURN FOR A QUARTER WAS 7.61% (QUARTER ENDING SEPTEMBER 30, 1997) AND THE LOWEST RETURN FOR A
QU    ARTER WAS    -9.71    %    (QUARTER ENDING SEPTEMBER 30,
1998).

ADVISOR STRATEGIC INCOME

Calendar Years                                         1996    1997   1998

                                                       13.04%  9.36%  2.49%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: 13.04
Row: 9, Col: 1, Value: 9.360000000000001
Row: 10, Col: 1, Value: 2.49

   DURING THE PERIODS SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF ADVISOR STRATEGIC INCOME, THE HIGHEST RETURN FOR A QUARTER WAS 5.25%
(QUARTER ENDING JUNE 30, 1997) AND THE LOWEST RETURN FO    R A QUARTER
WAS    -4.14    %    (QUARTER ENDING SEPTEMBER 30, 1998).

ADVISOR GOVERNMENT INVESTMENT

Calendar Years                                              1996   1997   1998

                                                            2.33%  8.99%  8.50%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: 2.33
Row: 9, Col: 1, Value: 8.99
Row: 10, Col: 1, Value: 8.5

   DURING THE PERIODS SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF ADVISOR GOVERNMENT INVESTMENT, THE HIGHEST RETURN FOR A QUARTER WAS 4.82% (QUARTER ENDING SEPTEMBER 30, 1998) AND THE LOWEST RETURN
FOR     A QUARTER WAS    -2.37    %    (QUARTER ENDING MARCH 31,
1996).

ADVISOR MORTGAGE SECURITIES

Calendar Years                                                    1998

                                                                  5.73%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: 5.73

   DURING THE PERIOD SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF ADVISOR MORTGAGE SECURITIES, THE HIGHEST RETURN FOR A QUARTER WAS 2.30% (QUARTER ENDING SEPTEMBER 30, 1998) AND THE LOWEST RETURN
FOR A QUARTER WAS    0.13    %    (QUARTER ENDING DECEMBER 31,
1998).

ADVISOR INTERMEDIATE BOND

Calendar Years              1989    1990   1991    1992   1993    1994    1995    1996   1997   1998

                            12.11%  7.91%  15.16%  7.32%  12.08%  -2.06%  12.50%  3.70%  7.23%  7.39%



Percentage (%)
Row: 1, Col: 1, Value: 12.0
Row: 2, Col: 1, Value: 7.9
Row: 3, Col: 1, Value: 15.0
Row: 4, Col: 1, Value: 7.0
Row: 5, Col: 1, Value: 12.0
Row: 6, Col: 1, Value: -2.06
Row: 7, Col: 1, Value: 12.5
Row: 8, Col: 1, Value: 3.7
Row: 9, Col: 1, Value: 7.2
Row: 10, Col: 1, Value: 7.39

   DURING THE PERIODS SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF ADVISOR INTERMEDIATE BOND, THE HIGHEST RETURN FOR A QUARTER WAS 6.12%
(QUARTER ENDING JUNE 30, 1989) AND THE LOWEST RETURN FOR A     QUARTER
WAS    -2.81    %    (QUARTER ENDING MARCH 31, 1994).

ADVISOR SHORT FIXED-INCOME

Calendar Years                                           1996   1997   1998

                                                         4.69%  6.33%  6.02%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: 4.69
Row: 9, Col: 1, Value: 6.33
Row: 10, Col: 1, Value: 6.02

   DURING THE PERIODS SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF ADVISOR SHORT FIXED-INCOME, THE HIGHEST RETURN FOR A QUARTER WAS 2.43% (QUARTER ENDING SEPTEMBER 30, 1998) AND THE LOWEST RETURN FOR A
QUARTER     WAS    0.24    %    (QUARTER ENDING MARCH 31, 1996).

ADVISOR MUNICIPAL INCOME

Calendar Years                                         1996   1997    1998

                                                       3.09%  10.22%  6.31%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: 3.09
Row: 9, Col: 1, Value: 10.22
Row: 10, Col: 1, Value: 6.31

   DURING THE PERIODS SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF ADVISOR MUNICIPAL INCOME, THE HIGHEST RETURN FOR A QUARTER WAS 3.39%
(QUARTER ENDING JUNE 30, 1997) AND THE LOWEST RETURN FOR A     QUARTER
WAS    -1.71    %    (QUARTER ENDING MARCH 31, 1996).

ADVISOR INTERMEDIATE
MUNICIPAL INCOME

Calendar Years        1989   1990   1991   1992   1993   1994    1995    1996   1997   1998

                      7.79%  6.37%  9.64%  7.28%  9.94%  -5.43%  14.37%  4.15%  8.07%  5.29%



Percentage (%)
Row: 1, Col: 1, Value: 7.79
Row: 2, Col: 1, Value: 6.37
Row: 3, Col: 1, Value: 9.639999999999999
Row: 4, Col: 1, Value: 7.28
Row: 5, Col: 1, Value: 9.94
Row: 6, Col: 1, Value: -5.430000000000001
Row: 7, Col: 1, Value: 14.37
Row: 8, Col: 1, Value: 4.15
Row: 9, Col: 1, Value: 8.07
Row: 10, Col: 1, Value: 5.29

   DURING THE PERIODS SHOWN IN THE CHART FOR INSTITUTIONAL CLASS OF ADVISOR INTERMEDIATE MUNICIPAL INCOME, THE HIGHEST RETURN FOR A QUARTER WAS 6.22% (QUARTER ENDING MARCH 31, 1995) AND THE LOWEST
RE    TURN FOR A QUARTER WAS -   5.46    %    (QUARTER ENDING MARCH
31, 1994).

AVERAGE ANNUAL RETURNS
EQUITY FUNDS



For the periods ended            Past 1 year  Past 5 years  Past 10 years/ Life of class*
December 31, 1998

ADVISOR TECHNOQUANT GROWTH        15.97%       n/a           14.14%A

S&P 500                           28.58%       n/a           30.95%A

Lipper Capital Appreciation       19.96%       n/a           17.52%A
Funds Average

ADVISOR STRATEGIC OPPORTUNITIES   1.12%        n/a           9.16%B

S&P 500                           28.58%       n/a           28.23%B

Lipper Capital Appreciation       19.96%       n/a           16.12%B
Funds Average

ADVISOR MID CAP                   15.07%       n/a           21.39%A

S&P MidCap 400 Index              19.11%       n/a           25.51%A

Lipper Mid Cap Funds Average      12.16%       n/a           15.45%A

ADVISOR EQUITY GROWTH             39.47%       23.26%        24.92%

Russell 3000 Growth Index         35.02%       24.21%        19.77%

Lipper Growth Funds Average       22.86%       18.63%        16.72%

S&P 500                           28.58%       24.06%        19.21%

ADVISOR LARGE CAP                 36.14%       n/a           30.11%A

S&P 500                           28.58%       n/a           30.95%A

Lipper Growth Funds Average       22.86%       n/a           23.59%A

ADVISOR GROWTH OPPORTUNITIES      24.63%       n/a           23.97%B

S&P 500                           28.58%       n/a           28.23%B

Lipper Growth Funds Average       22.86%       n/a           22.29%B

ADVISOR GROWTH & INCOME           31.00%       n/a           29.61%A

S&P 500                           28.58%       n/a           30.95%A

Lipper Growth and Income          15.61%       n/a           20.81%A
Funds Average

ADVISOR EQUITY INCOME             16.77%       19.59%        15.97%

Russell 3000 Value Index          13.50%       20.11%        17.08%

Lipper Equity Income Funds        10.89%       16.60%        14.47%
Average

S&P 500                           28.58%       24.06%        19.21%

ADVISOR BALANCED                  16.06%       n/a           15.74%B

S&P 500                           28.58%       n/a           28.23%B

Lipper Balanced Funds Average     13.48%       n/a           15.79%B

Fidelity Balanced Composite       20.98%       n/a           19.80%B
Index



   * BEGINNIN    G JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE
CLASS'S COMMENCEMENT OF    OPERATIONS    .

A FROM JANUARY 1, 1997.

B FROM JANUARY 1, 1996.

TAXABLE INCOME FUNDS



For the periods ended          Past 1 year  Past 5 years  Past 10years/ Life of class*
December 31, 1998

ADVISOR HIGH YIELD              -0.18%       n/a           9.23%A

Merrill Lynch High Yield        3.66%        n/a           9.11%A
Master Index

Lipper High Current Yield       -0.44%       n/a           8.21%A
Funds Average

ADVISOR STRATEGIC INCOME        2.49%        n/a           8.21%A

Merrill Lynch High Yield        3.66%        n/a           9.11%A
Master Index

Lipper Multi-Sector Income      1.30%        n/a           6.92%A
Funds Average

Fidelity Strategic Income       5.43%        n/a           8.81%A
Composite Index

ADVISOR GOVERNMENT INVESTMENT   8.50%        n/a           6.57%A

Lehman Brothers Government      9.85%        n/a           7.35%A
Bond Index

Lipper General U.S.             8.07%        n/a           6.16%A
Government Funds Average

ADVISOR MORTGAGE SECURITIES     5.73%        n/a           5.73%B

Lehman Brothers                 6.96%        n/a           6.96%B
Mortgage-Backed Securities
Index

Lipper U.S. Mortgage Funds      6.08%        n/a           6.08%B
Average

ADVISOR INTERMEDIATE BOND       7.39%        5.64%         8.23%

Lehman Brothers Intermediate    8.44%        6.60%         8.52%
Government/Corporate Bond
Index

Lipper Short-Intermediate       6.60%        5.58%         7.53%
Investment Grade Debt Funds
Average

ADVISOR SHORT FIXED-INCOME      6.02%        n/a           5.68%A

Lehman Brothers 1-3 Year        6.98%        n/a           6.26%A
Government/Corporate Bond
Index

Lipper Short Investment Grade   5.78%        n/a           5.54%A
Debt Funds Average



MUNICIPAL FUNDS



For the periods ended          Past 1 year  Past 5 years  Past 10years/ Life of class*
December 31, 1998

ADVISOR MUNICIPAL INCOME        6.31%        n/a           6.50%A

Lehman Brothers Municipal       6.48%        n/a           6.68%A
Bond Index

Lipper General Municipal Debt   5.32%        n/a           5.90%A
Funds Average

ADVISOR INTERMEDIATE            5.29%        5.09%         6.63%
MUNICIPAL INCOME

Lehman Brothers Municipal       6.48%        6.22%         8.22%
Bond Index

Lipper Intermediate Municipal   5.35%        5.17%         6.88%
Debt Funds Average

Lehman Brothers 1-17 Year       6.28%        5.92%         n/a
Municipal Bond Index



   * BEGINN    ING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE
CLASS'S COMMENCEMENT OF    OPERATIONS    .

A FROM JANUARY 1, 1996.

B FROM JANUARY 1, 1998.

If FMR had not reimbursed certain class expenses during these
   periods, Institutional Class's     returns would have been lower
except for Advisor Equity Growth, Advisor Growth Opportunities, and
Advisor Growth & Income    .

Fidelity Strategic Income Composite Index is a hypothetical representation of the performance of Advisor Strategic Income's four general investment categories according to their respective weighting in the fund's neutral mix (40% high yield, 30% U.S. Government and investment-grade, 15% foreign developed markets and 15% emerging markets). The following indexes are used to calculate the Composite
Index: high yield - the Merrill Lynch High Yield Master Index, U.S. Government and investment-grade - the Lehman Brothers Government Bond Index, foreign developed markets - the Salomon Brothers Non-U.S. Dollar World Government Bond Index, emerging markets - the J.P. Morgan Emerging Markets Bond Index Plus. The index weightings of the Composite Index are rebalanced monthly.

Fidelity Balanced Composite Index is a hypothetical representation of the performance of Advisor Balanced's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to calculate the Composite Index: equity - the Standard & Poor's 500 Index, and bond - the Lehman Brothers Aggregate Bond Index. The index weightings of the Composite Index are rebalanced monthly.

Standard & Poor's 500 Index (S&P 500(registered trademark)) is a market capitalization-weighted index of common stocks.

Standard & Poor's MidCap 400(registered trademark) Index is a market capitalization-weighted index of 400 medium-capitalization stocks.

   Russell 3000 Growth Index is a market capitalization-weighted index of U.S. domiciled growth oriented stocks.

   Russell 3000 Value Index is a market capitalization-weighted index of U.S. domiciled value oriented stocks.

J.P. Morgan Emerging Markets Bond Index Plus is a market
   value-    weighted index of U.S. dollar- and other external
currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets.

Salomon Brothers Non-U.S. Dollar World Government Bond Index, Unhedged
is a    market v    alue-weighted index that is designed to represent
the performance of 16 world government bond markets, excluding the United States. Issues included in the index have fixed-rate coupons and maturities of one year or more.

The Lehman Brothers Mortgage-Backed Securities Index is a    market
va    lue-weighted index of 15- and 30- year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Fannie Mae and the Federal Home Loan Mortgage Corporation (FHLMC), and balloon mortgage with fixed-rate coupons.

The Lehman Brothers 1-3 Year Government/Corporate Bond Index is a
   market value-w    eighted index of government and investment-grade
corporate fixed-rate debt issues with maturities between one and three years.

The Lehman Brothers Aggregate Bond Index is a market
v   alue    -weighted index of investment-grade fixed-rate debt
issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more.

The Lehman Brothers Intermediate Government/Corporate Bond Index is a
market    value    -weighted index of government and investment-grade
corporate fixed-rate debt issues with maturities between one and 10 years.

Merrill Lynch High Yield Master Index is a market
   value    -weighted index of all domestic and yankee high-yield
bonds. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

The Lehman Brothers Government Bond Index is a market
v   alue    -weighted index of U.S. Government and government agency
securities (other than mortgage securities) with maturities of one year or more.

The Lehman Brothers 1-17 Year Municipal Bond Index is a market
   value    -weighted index of investment-grade municipal bonds with
maturities between one and 17 years.

   The Lehm    an Brothers Municipal Bond Index is a market
value-weighted index of investment-grade municipal bonds with maturities of one year or more.

Each Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

FEE TABLE

The following table describes the fees and expenses that are incurred when you buy, hold or sell Institutional Class shares of a fund. The
annual class operating expenses provided    beginning on page 33
for Institutional Class of each fund except Advisor Small Cap, Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation are based on historical expenses, adjusted to reflect
current fees,    and do not reflect the effect of any expense
reimbursements or     reduction of certain expenses during the period.
The annual class operating expenses provided    beginning on page 33
    for Institutional Class of Advisor Small Cap, Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation are based on estimated expenses.

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

                              Institutional Class

Sales charge (load) on        None
purchases and reinvested
distributions

Deferred sales charge (load)  None
on redemptions

   ANNUAL CLASS OPERATING EXPENSES (PAID FROM CLASS ASSETS)

EQUITY FUNDS




                                                               Institutional Class

ADVISOR TECHNOQUANT GROWTH       Management fee                0.59%

                                 Distribution and Service      None
                                 (12b-1) fee

                                 Other expenses                0.64%

                                 Total annual class operating  1.23%
                                 expensesA

ADVISOR SMALL CAP                Management fee                0.74%

                                 Distribution and Service      None
                                 (12b-1) fee

                                 Other expenses                0.55%

                                 Total annual class operating  1.29%
                                 expensesA

ADVISOR STRATEGIC OPPORTUNITIES  Management fee                0.38%

                                 Distribution and Service      None
                                 (12b-1) fee

                                 Other expenses                0.30%

                                 Total annual class operating  0.68%
                                 expensesA

ADVISOR MID CAP                  Management fee                0.59%

                                 Distribution and Service      None
                                 (12b-1) fee

                                 Other expenses                0.27%

                                 Total annual class operating  0.86%
                                 expensesA

ADVISOR RETIREMENT GROWTH        Management fee                0.59%

                                 Distribution and Service      None
                                 (12b-1) fee

                                 Other expenses                0.41%

                                 Total annual class operating  1.00%
                                 expensesA



   A FMR HAS VOLUNTARILY AGREED TO REIMBURSE INSTITUTIONAL CLASS OF CERTAIN FUNDS TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING FEES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED THE FOLLOWING RATES:

                                 Institutional Class  Effective Date

Advisor TechnoQuant Growth        1.05%               12/1/98

Advisor Small Cap                 1.50%               9/6/98

Advisor Strategic Opportunities   1.05%               2/27/99

Advisor Mid Cap                   1.05%               2/27/99

Advisor Retirement Growth         1.50%               12/29/98


   THESE ARRANGEMENTS CAN BE TERMINATED BY FMR AT ANY TIME.

   A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Institutional Class operating expenses would have been:

                                 Institutional Class

Advisor TechnoQuant Growth        1.03%(dagger)

Advisor Strategic Opportunities   0.67%

Advisor Mid Cap                   0.83%


   (dagger) AFTER REIMBURSEMENT.

EQUITY FUNDS - CONTINUED




                                                             Institutional Class

ADVISOR EQUITY GROWTH          Management fee                0.59%

                               Distribution and Service      None
                               (12b-1) fee

                               Other expenses                0.17%

                               Total annual class operating  0.76%
                               expensesA

ADVISOR LARGE CAP              Management fee                0.59%

                               Distribution and Service      None
                               (12b-1) fee

                               Other expenses                0.35%

                               Total annual class operating  0.94%
                               expensesA

ADVISOR DIVIDEND GROWTH        Management fee                0.59%

                               Distribution and Service      None
                               (12b-1) fee

                               Other expenses                0.37%

                               Total annual class operating  0.96%
                               expensesA

ADVISOR GROWTH OPPORTUNITIES   Management fee                0.46%

                               Distribution and Service      None
                               (12b-1) fee

                               Other expenses                0.16%

                               Total annual class operating  0.62%
                               expenses

ADVISOR GROWTH & INCOME        Management fee                0.49%

                               Distribution and Service      None
                               (12b-1) fee

                               Other expenses                0.27%

                               Total annual class operating  0.76%
                               expensesA



   A FMR HAS VOLUNTARILY AGREED TO REIMBURSE INSTITUTIONAL CLASS OF CERTAIN FUNDS TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING FEES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED THE FOLLOWING RATES:

                         Institutional Class  Effective Date

Advisor Equity Growth     0.95%               1/1/99

Advisor Large Cap         1.05%               12/1/98

Advisor Dividend Growth   1.50%               12/29/98

Advisor Growth & Income   0.95%               2/27/99


   THESE ARRANGEMENTS CAN BE TERMINATED BY FMR AT ANY TIME.

   A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Institutional Class operating expenses would have been:

                               Institutional Class

Advisor Equity Growth           0.74%

Advisor Large Cap               0.92%

Advisor Growth Opportunities    0.61%

Advisor Growth & Income         0.75%



EQUITY FUNDS - CONTINUED



                                                         Institutional Class

ADVISOR EQUITY INCOME      Management fee                0.49%

                           Distribution and Service      None
                           (12b-1) fee

                           Other expenses                0.18%

                           Total annual class operating  0.67%
                           expensesA

ADVISOR ASSET ALLOCATION   Management fee                0.59%

                           Distribution and Service      None
                           (12b-1) fee

                           Other expenses                1.15%

                           Total annual class operating  1.74%
                           expensesA

ADVISOR BALANCED           Management fee                0.44%

                           Distribution and Service      None
                           (12b-1) fee

                           Other expenses                0.19%

                           Total annual class operating  0.63%
                           expensesA



TAXABLE INCOME FUNDS



                                                         Institutional Class

ADVISOR HIGH YIELD         Management fee                0.58%

                           Distribution and Service      None
                           (12b-1) fee

                           Other expenses                0.24%

                           Total annual class operating  0.82%
                           expenses

ADVISOR STRATEGIC INCOME   Management fee                0.58%

                           Distribution and Service      None
                           (12b-1) fee

                           Other expenses                0.35%

                           Total annual class operating  0.93%
                           expensesA


   A FMR HAS VOLUNTARILY AGREED TO REIMBURSE INSTITUTIONAL CLASS OF CERTAIN FUNDS TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING FEES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED THE FOLLOWING RATES:

                          Institutional Class  Effective Date

Advisor Equity Income      0.85%               1/1/99

Advisor Asset Allocation   1.50%               12/29/98

Advisor Balanced           0.80%               1/1/99

Advisor Strategic Income   1.10%               1/1/99


   THESE ARRANGEMENTS CAN BE TERMINATED BY FMR AT ANY TIME.

   A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Institutional Class operating expenses would have been:

                        Institutional Class

Advisor Equity Income    0.66%

Advisor Balanced         0.61%

TAXABLE INCOME FUNDS -
CONTINUED




                                                              Institutional Class

ADVISOR GOVERNMENT INVESTMENT   Management fee                0.43%

                                Distribution and Service      None
                                (12b-1) fee

                                Other expenses                0.31%

                                Total annual class operating  0.74%
                                expensesA

ADVISOR MORTGAGE SECURITIES     Management fee                0.44%

                                Distribution and Service      None
                                (12b-1) fee

                                Other expenses                0.38%

                                Total annual class operating  0.82%
                                expensesA

ADVISOR INTERMEDIATE BOND       Management fee                0.43%

                                Distribution and Service      None
                                (12b-1) fee

                                Other expenses                0.25%

                                Total annual class operating  0.68%
                                expensesA

ADVISOR SHORT FIXED-INCOME      Management fee                0.44%

                                Distribution and Service      None
                                (12b-1) fee

                                Other expenses                0.31%

                                Total annual class operating  0.75%
                                expensesA



   A FMR HAS VOLUNTARILY AGREED TO REIMBURSE INSTITUTIONAL CLASS OF CERTAIN FUNDS TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING FEES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED THE FOLLOWING RATES:

                               Institutional Class  Effective Date

Advisor Government Investment   0.75%               7/1/95

Advisor Mortgage Securities     0.75%               3/1/97

Advisor Intermediate Bond       0.75%               7/1/95

Advisor Short Fixed-Income      0.75%               8/30/96


   THESE ARRANGEMENTS CAN BE TERMINATED BY FMR AT ANY TIME.

MUNICIPAL FUNDS



                                                        Institutional Class

ADVISOR MUNICIPAL INCOME  Management fee                0.39%

                          Distribution and Service      None
                          (12b-1) fee

                          Other expenses                0.24%

                          Total annual class operating  0.63%
                          expensesA

ADVISOR INTERMEDIATE      Management fee                0.38%
MUNICIPAL INCOME

                          Distribution and Service      None
                          (12b-1) fee

                          Other expenses                0.47%

                          Total annual class operating  0.85%
                          expensesA


   A FMR HAS VOLUNTARILY AGREED TO REIMBURSE INSTITUTIONAL CLASS OF CERTAIN FUNDS TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING FEES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED THE FOLLOWING RATES:

                          Institutional Class  Effective Date

Advisor Municipal Income   0.75%               7/1/95

Advisor Intermediate       0.70%               12/1/98
Municipal Income


   THESE ARRANGEMENTS CAN BE TERMINATED BY FMR AT ANY TIME.

   This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

   Let's say, hypothetically, that Institutional Class's annual return is 5% and that your shareholder fees and Institutional Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

EQUITY FUNDS


                                      Institutional Class

ADVISOR TECHNOQUANT GROWTH  1 year    $ 125

                            3 years   $ 390

                            5 years   $ 676

                            10 years  $ 1,489

ADVISOR SMALL CAP           1 year    $ 131

                            3 years   $ 409

ADVISOR STRATEGIC           1 year    $ 69
OPPORTUNITIES

                            3 years   $ 218

                            5 years   $ 379

                            10 years  $ 847


EQUITY FUNDS - CONTINUED


                                        Institutional Class

ADVISOR MID CAP               1 year    $ 88

                              3 years   $ 274

                              5 years   $ 477

                              10 years  $ 1,061

ADVISOR RETIREMENT GROWTH     1 year    $ 102

                              3 years   $ 318

ADVISOR EQUITY GROWTH         1 year    $ 78

                              3 years   $ 243

                              5 years   $ 422

                              10 years  $ 942

ADVISOR LARGE CAP             1 year    $ 96

                              3 years   $ 300

                              5 years   $ 520

                              10 years  $ 1,155

ADVISOR DIVIDEND GROWTH       1 year    $ 98

                              3 years   $ 306

ADVISOR GROWTH OPPORTUNITIES  1 year    $ 63

                              3 years   $ 199

                              5 years   $ 346

                              10 years  $ 774

ADVISOR GROWTH & INCOME       1 year    $ 78

                              3 years   $ 243

                              5 years   $ 422

                              10 years  $ 942

ADVISOR EQUITY INCOME         1 year    $ 68

                              3 years   $ 214

                              5 years   $ 373

                              10 years  $ 835

ADVISOR ASSET ALLOCATION      1 year    $ 177

                              3 years   $ 548

ADVISOR BALANCED              1 year    $ 64

                              3 years   $ 202

                              5 years   $ 351

                              10 years  $ 786


TAXABLE INCOME FUNDS


                                         Institutional Class

ADVISOR HIGH YIELD             1 year    $ 84

                               3 years   $ 262

                               5 years   $ 455

                               10 years  $ 1,014

ADVISOR STRATEGIC INCOME       1 year    $ 95

                               3 years   $ 296

                               5 years   $ 515

                               10 years  $ 1,143

ADVISOR GOVERNMENT INVESTMENT  1 year    $ 76

                               3 years   $ 237

                               5 years   $ 411

                               10 years  $ 918

ADVISOR MORTGAGE SECURITIES    1 year    $ 84

                               3 years   $ 262

                               5 years   $ 455

                               10 years  $ 1,014

ADVISOR INTERMEDIATE BOND      1 year    $ 69

                               3 years   $ 218

                               5 years   $ 379

                               10 years  $ 847

ADVISOR SHORT FIXED-INCOME     1 year    $ 77

                               3 years   $ 240

                               5 years   $ 417

                               10 years  $ 930


MUNICIPAL FUNDS


                                    Institutional Class

ADVISOR MUNICIPAL INCOME  1 year    $ 64

                          3 years   $ 202

                          5 years   $ 351

                          10 years  $ 786

ADVISOR INTERMEDIATE      1 year    $ 87
MUNICIPAL INCOME

                          3 years   $ 271

                          5 years   $ 471

                          10 years  $ 1,049


FUND BASICS

INVESTMENT DETAILS

THE EQUITY FUNDS

INVESTMENT OBJECTIVE

ADVISOR TECHNOQUANT GROWTH FUND seeks capital growth.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities, FMR uses a security selection process that utilizes computer-aided, quantitative analysis. FMR's computer models use many types of factors, but emphasize technical data such as price and volume information. Fundamental factors, such as earnings estimates and dividend yield, may also be considered.

FMR's emphasis on technical analysis can result in the fund's holding different types of stocks at different times. For example, the fund can hold stocks of companies with large or small market capitalization or high or low price/earnings ratios. The fund's focus can change rapidly based on FMR's analysis of the most current information. At times, the fund could be concentrated in a small number of market sectors or securities.

   FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR SMALL CAP FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 65% of the fund's total assets in securities of companies with small market capitalizations. Small market capitalization companies are those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 at the time of the fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a small market capitalization for purposes of the 65% policy. As of November 30, 1998, the Russell 2000 included
companies with capitalizations between        $   3.0     million and
$   2.5     billion. The size of companies in the Russell 2000 changes with market conditions and the composition of the index.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

   FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR STRATEGIC OPPORTUNITIES FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 65% of the fund's total assets in companies involving a special situation. The term "special situation" refers to FMR's identification of an unusual, and possibly non-repetitive, development taking place in a company or a group of companies in an industry. A special situation may involve one or more of the following characteristics: a technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts; changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in the scope or nature of foreign competition or the development of an emerging industry; new or changed management, or material changes in management policies or corporate structure; significant economic or political occurrences abroad, including changes in foreign or domestic import and tax laws or other regulations; other events, including natural disasters, favorable litigation settlements, or a major change in demographic patterns.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

   FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR MID CAP FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 65% of the fund's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the capitalization of companies in the S&P MidCap 400 at the time of the fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 65% policy. As of November 30, 1998, the S&P MidCap 400 included companies with
capitalizations between $   132.0     million and $   67.7
billion. The size of companies in the S&P MidCap 400 changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

   FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.
FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR RETIREMENT GROWTH FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

Because the fund is designed for those in tax-qualified retirement plans and non-profit organizations, FMR's investment strategies may result in the realization of capital gains without consideration for the tax consequences to shareholders.

   FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR EQUITY GROWTH FUND seeks to achieve capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests at least 65% of the fund's total assets in common stocks.

FMR invests the fund's assets in companies FMR believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) ratios. Companies with strong growth potential often have new products, technologies, distribution channels or other opportunities or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

   FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR LARGE CAP FUND seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 65% of the fund's total assets in securities of companies with large market capitalizations. FMR defines large market capitalization companies as those with market capitalizations of $1 billion or more at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization for purposes of the 65% policy.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

   FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR DIVIDEND GROWTH FUND seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 65% of the fund's total assets in companies that FMR believes have the potential for dividend growth by either increasing their dividends or commencing dividends, if none are currently paid.

The fund's strategy is based on the premise that dividends are an indication of a company's financial health and companies that are commencing or increasing their dividends have an enhanced potential for capital growth. Although FMR uses income to evaluate the fund's investments, the fund does not invest for income.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

   FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR GROWTH OPPORTUNITIES FUND seeks to provide capital growth.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets primarily in common stocks. FMR may also invest the fund's assets in other types of securities, including bonds which may be lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

   FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR GROWTH & INCOME FUND seeks high total return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

   FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR EQUITY INCOME FUND seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities
comprising the S&P 500. In addition,    consistent with the primary
objective of obtaining dividend and interest income,     the fund will
consider the potential for achieving capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests at least 65% of the fund's total assets in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

   FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR ASSET ALLOCATION FUND seeks to maximize total return over the long-term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

PRINCIPAL INVESTMENT STRATEGIES

FMR allocates the fund's assets among the following classes, or types, of investments. The STOCK CLASS includes equity securities of all types. The BOND CLASS includes all varieties of fixed-income securities; including lower-quality debt securities, maturing in more than one year. The SHORT-TERM/MONEY MARKET CLASS includes all types of short-term and money market instruments.

FMR may use its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. FMR may also invest the fund's assets in other instruments that do not fall within these classes.

FMR has the ability to allocate the fund's assets within specified ranges. The fund's neutral mix represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The approximate neutral mix and range for each asset class are shown below:

Neutral Mix
 STOCKS 70%
(can range from
50-100%)

Row: 1, Col: 1, Value: 5.0
Row: 1, Col: 2, Value: 70.0
Row: 1, Col: 3, Value: 25.0

 BONDS 25%
(can range from 0-50%)

 SHORT-TERM/MONEY
MARKET 5% (can range
from 0-50%)

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective. Normally, a single reallocation will not involve more than 20% of the fund's total assets.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates and management) and/or quantitative factors (e.g., historical earnings, dividend yield and earnings per share) and evaluates each security's current price relative to its estimated long-term value.

   FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR BALANCED FUND seeks both income and growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR manages the fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

With respect to the fund's equity investments, FMR's emphasis on above-average income-producing equity securities tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates and management) and evaluates each security's current price relative to its estimated long-term value.

   FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities and warrants.

DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

MONEY MARKET SECURITIES are high   -    quality, short-term debt
securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial paper and U.S. Government securities.

PRINCIPAL INVESTMENT RISKS

Many factors affect each fund's performance. A fund's share price and yield, if applicable, change daily based on changes in market conditions and interest rates and in response to other economic, political or financial developments. A fund's reaction to these developments will be affected by the types and maturities of the securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of a fund, they could be worth more or less than what you paid for them.

The following factors may significantly affect a fund's performance:

STOCK MARKET VOLATILITY. The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response
to these developments. Different parts of the market    and different
types of equity securities     can react differently to these
developments. For example, large cap stocks can react differently than small cap stocks, and "growth" stocks can react differently than "value" stocks. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

INTEREST RATE CHANGES. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

PREPAYMENT. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment generally offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that
affect a particular type of    security or     issuer, and changes in
general economic or political conditions can affect the credit quality or value of an issuer's securities. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities.

Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.

SMALL CAP INVESTING. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets and financial resources.

   QUANTITATIVE INVESTING. The value of securities selected using quantitative analysis can react differently to issuer, political, market and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

"GROWTH" INVESTING. "Growth" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"VALUE" INVESTING. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's
performance    and the fund may not achieve its investment
objective.

THE BOND FUNDS

INVESTMENT OBJECTIVE

ADVISOR HIGH YIELD FUND seeks a combination of a high level of income and the potential for capital gains.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests at least 65% of the fund's total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to sell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 35% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and
economic and market conditions. Factors considered include    a
security's structural features and current price compared to its long-term value, and the earnings potential, credit standing and management of the security's issuer.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR STRATEGIC INCOME FUND seeks a high level of current income. The fund may also seek capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR expects to invest the fund's assets primarily in debt securities, including lower-quality debt securities, allocated among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging market securities, and foreign developed market securities. FMR may also invest the fund's assets in equity securities.

The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets, and 15% foreign developed markets. In normal market environments, FMR expects the fund's asset allocation to approximate the neutral mix within a range of plus or minus 10% of assets per category, although there are no absolute limits on the percent of assets invested in each category. FMR regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. By allocating investments across different types of fixed-income securities, FMR attempts to moderate the significant risks of each category through diversification.

The HIGH YIELD category includes high-yielding, lower-quality debt securities consisting mainly of U.S. securities. The U.S. GOVERNMENT AND INVESTMENT-GRADE category includes mortgage securities, U.S. Government securities and other investment-grade U.S. dollar-denominated securities. The EMERGING MARKET category includes corporate and government securities of any quality of issuers located in emerging markets. The FOREIGN DEVELOPED MARKET category includes corporate and government securities of any quality of issuers located in developed foreign markets.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.


In buying and selling securities for the fund, FMR generally analyzes a security's structural features and current price compared to its long-term value. In selecting foreign securities, FMR's analysis also considers the credit, currency and economic risks associated with the security and the country of its issuer. FMR may also consider an issuer's potential for success in light of its current financial condition, its industry position, and economic and market conditions.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR GOVERNMENT INVESTMENT FUND seeks a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets in U.S. Government securities and instruments related to U.S. Government securities. FMR normally invests at least 65% of the fund's total assets in U.S. Government securities. FMR does not currently intend to invest more than 40% of the fund's assets in mortgage securities.

FMR uses the Lehman Brothers Government Bond Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of October 31, 1998, the dollar-weighted average maturity of the fund and
the index was approximately    8.2     and    9.2     years,
respectively. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates assets among different market sectors (for example, U.S. Treasury or U.S. Government agency securities) and different maturities based on its view of the relative value of each sector or maturity.

In buying and selling securities for the fund, FMR analyzes a security's structural features, current price compared to its estimated long-term value, and any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR MORTGAGE SECURITIES FUND seeks a high level of current income,
consistent with prudent investment risk.    In seeking current income,
t    he fund may also consider the potential for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests at least 65% of the fund's total assets in investment-grade mortgage-related securities. FMR may also invest the fund's assets in U.S. Government securities and instruments related to U.S. Government securities.

FMR uses the Lehman Brothers Mortgage-Backed Securities Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of October 31, 1998, the dollar-weighted average maturity of
the fund and the index was approximately    4.3     and    5.4
years, respectively. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates the fund's assets among different market sectors (for example, fixed-rate or adjustable rate mortgages) and different maturities based on its view of the relative value of each sector or maturity.

In buying and selling securities for the fund, FMR analyzes a security's structural features, current price compared to its estimated long-term value, and any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

In order to earn additional income for the fund, FMR may use a trading strategy that involves selling mortgage securities and simultaneously agreeing to purchase similar securities on a later date at a set price. This trading strategy may result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR INTERMEDIATE BOND FUND seeks to provide a high rate of income.
In addition, the fund may seek capital appreciation    when consistent
with this primary objective.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets in U.S. dollar-denominated investment-grade bonds.

FMR uses the Lehman Brothers Intermediate Government/Corporate Bond Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. In addition, the fund normally maintains a dollar-weighted average maturity between three and 10 years. As of October 31, 1998, the dollar-weighted average maturity of the fund and
the index was approximately 5.   5     and    4.4     years,
respectively. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates assets among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

In buying and selling securities for the fund, FMR analyzes a security's structural features, current price compared to its estimated long-term value, and any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

In order to earn additional income for the fund, FMR may use a trading strategy that involves selling mortgage securities and simultaneously agreeing to purchase similar securities on a later date at a set price. This trading strategy may result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR SHORT FIXED-INCOME FUND seeks to obtain a high level of current income, consistent with the preservation of capital. Where appropriate the fund will take advantage of opportunities to realize capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets in U.S. dollar-denominated investment-grade bonds.

FMR uses the Lehman Brothers 1-3 Year Government/Corporate Bond Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. In addition, the fund normally maintains a dollar-weighted average maturity of three years or less. As of October 31, 1998, the dollar-weighted average maturity of the fund and the index was
approximately    2.4     and    1.9     years, respectively. In
determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates the fund's assets among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

In buying and selling securities for the fund, FMR analyzes a security's structural features, current price compared to its estimated long-term value, and any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR MUNICIPAL INCOME FUND seeks to provide a high current yield exempt from federal income tax.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets in investment-grade municipal debt securities.

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. Although FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation and utilities.

FMR uses the Lehman Brothers Municipal Bond Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of October 31, 1998, the dollar-weighted average maturity of the fund and
the index was approximately    13.3     and    13.5     years,
respectively.

FMR allocates the fund's assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector and maturity.

In buying and selling securities for the fund, FMR analyzes a security's structural features, current price compared to its estimated long-term value, and any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INVESTMENT OBJECTIVE

ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND seeks the highest level of income exempt from federal income taxes that can be obtained consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests the fund's assets in investment-grade municipal debt securities.

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. Although FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation and utilities.

FMR uses the Lehman Brothers 1-17 Year Municipal Bond Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. In addition, the fund normally maintains a dollar-weighted average maturity between three and 10 years. As of October 31, 1998, the dollar-weighted average maturity of the fund and the index was
approximately    7.3     and    8.1     years, respectively.

FMR allocates the fund's assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector and maturity.

In buying and selling securities for the fund, FMR analyzes a security's structural features, current price compared to its estimated long-term value, and any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values. Taxable debt securities include corporate bonds, government securities, mortgage and other asset-backed securities, and loans and loan participations. Municipal debt securities include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-funded or escrowed bonds.

U.S. GOVERNMENT SECURITIES are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

MORTGAGE SECURITIES are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage securities may be U.S. Government securities or issued by a bank or other financial institution.

MUNICIPAL SECURITIES are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.

EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities and warrants.

PRINCIPAL INVESTMENT RISKS

Many factors affect each fund's performance. A fund's yield and share price change daily based on changes in interest rates and market conditions and in response to other economic, political or financial developments. A fund's reaction to these developments will be affected by the types and maturities of the securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. It is important to note that neither the funds' share prices nor their yields are guaranteed by the U.S. Government. When you sell your shares of a fund, they could be worth more or less than what you paid for them.

The following factors may significantly affect a fund's performance:

INTEREST RATE CHANGES. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

MUNICIPAL MARKET VOLATILITY. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

STOCK MARKET VOLATILITY. The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market can react differently to these developments. For example, large cap stocks can react differently than small cap stocks, and "growth" stocks can react differently than "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

Investing in emerging markets involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of foreign development; political stability; market depth, infrastructure and capitalization and regulatory oversight is generally less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory and political uncertainties. All of these factors generally make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

PREPAYMENT. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment generally offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities.

Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's
performance,    Advisor Muni    cipal Income and Advisor Intermediate
Municipal Income may distribute income subject to federal income
tax   , and Advisor High Yield, Advisor Strategic Income, Advisor
Mortgage Securities, Advisor Government Investment, Advisor Intermediate Bond and Advisor Short Fixed-Income may not achieve their investment objectives.

FUNDAMENTAL INVESTMENT POLICIES

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

ADVISOR TECHNOQUANT GROWTH FUND seeks capital growth.

ADVISOR SMALL CAP FUND seeks long-term growth of capital.

ADVISOR STRATEGIC OPPORTUNITIES FUND seeks capital appreciation by investing primarily in securities of companies believed by FMR to involve a "special situation." Under normal conditions, the fund will invest at least 65% of its total assets in companies involving a special situation. FMR intends to invest primarily in common stocks and securities that are convertible into common stocks; however, it also may invest in debt securities of all types and quality if FMR believes that investing in these securities will result in capital appreciation. The fund may invest up to 30% of its assets in foreign investments.

ADVISOR MID CAP FUND seeks long-term growth of capital.

ADVISOR RETIREMENT GROWTH FUND seeks capital appreciation.

ADVISOR EQUITY GROWTH FUND seeks to achieve capital appreciation by investing primarily in common and preferred stock and securities convertible into the common stock of companies with above-average growth characteristics.

ADVISOR LARGE CAP FUND seeks long-term growth of capital.

ADVISOR DIVIDEND GROWTH FUND seeks capital appreciation.

ADVISOR GROWTH OPPORTUNITIES FUND seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks.

ADVISOR GROWTH & INCOME FUND seeks high total return through a combination of current income and capital appreciation.

ADVISOR EQUITY INCOME FUND seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining dividend and interest income, the fund will consider the potential for achieving capital appreciation.

ADVISOR ASSET ALLOCATION FUND seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

ADVISOR BALANCED FUND seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities with income, growth of income, and capital appreciation potential.

ADVISOR HIGH YIELD FUND seeks a combination of a high level of income and the potential for capital gains by investing in a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and preferred stocks.

ADVISOR STRATEGIC INCOME FUND seeks a high level of current income by investing primarily in debt securities. The fund may also seek capital appreciation.

ADVISOR GOVERNMENT INVESTMENT FUND seeks a high level of current income by investing primarily in obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

ADVISOR MORTGAGE SECURITIES FUND seeks a high level of current income, consistent with prudent investment risk, by investing primarily in mortgage-related securities. In seeking current income, the fund may also consider the potential for capital gain.

ADVISOR INTERMEDIATE BOND FUND seeks to provide a high rate of income through investment primarily in investment-grade fixed-income obligations. In addition, the fund may seek capital appreciation when consistent with this primary objective. In seeking capital appreciation, FMR will select securities for the fund based on its judgement as to economic and market conditions and the prospects for interest rate changes.

ADVISOR SHORT FIXED-INCOME FUND seeks to obtain a high level of current income, consistent with the preservation of capital, by investing primarily in a broad range of investment-grade fixed-income securities. Where appropriate the fund will take advantage of opportunities to realize capital appreciation.

ADVISOR MUNICIPAL INCOME FUND seeks to provide a high current yield by investing in a diversified portfolio of municipal obligations whose interest is not included in gross income for purposes of calculating federal income tax. The fund normally invests at least 80% of its assets in municipal obligations whose interest is free from federal income tax.

ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND seeks the highest level of income exempt from federal income taxes that can be obtained consistent with the preservation of capital. The fund normally invests at least 80% of its assets in securities whose interest is free from federal income tax.

VALUING SHARES

Each fund is open for business each day the New York Stock Exchange
(NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity(registered trademark) normally calculates Institutional Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Institutional Class's NAV.

To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued primarily on the basis of market quotations or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations or information furnished by a pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that
security may be valued by another method that the Board of    Trustees
believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

   SHAREHOLDER INFORMATION

BUYING AND SELLING SHARES

GENERAL INFORMATION

For account, product and service information, please use the following phone numbers:

(small solid bullet) If you are investing through a broker-dealer or insurance representative, 1-800-522-7297 (8:30 a.m.-7:00 p.m. Eastern time, Monday through Friday).

(small solid bullet) If you are investing through a bank representative, 1-800-843-3001 (8:30 a.m.-7:00 p.m. Eastern time,
Monday through Friday).

Please use the following addresses:

BUYING OR SELLING SHARES

Fidelity Investments(registered trademark)
P.O. Box 770002
Cincinnati, OH 45277-0081

OVERNIGHT EXPRESS

Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048

You may buy or sell Institutional Class shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling and exchanging Institutional Class shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Institutional Class shares of a fund, including a transaction fee if you buy or sell Institutional Class shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The different ways to set up (register) your account with Fidelity are listed in the following table.

   WAYS TO SET UP YOUR ACCOUNT

   INDIVIDUAL OR JOINT TENANT

   FOR YOUR GENERAL INVESTMENT NEEDS

   RETIREMENT

   FOR TAX-ADVANTAGED RETIREMENT SAVINGS

   (small solid bullet) TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS
(IRAS)

   (small solid bullet) ROTH IRAS

   (small solid bullet) ROTH CONVERSION IRAS

   (small solid bullet) ROLLOVER IRAS

   (small solid bullet) 401(K) PLANS AND CERTAIN OTHER
401(A)-QUALIFIED PLANS

   (small solid bullet) KEOGH PLANS

   (small solid bullet) SIMPLE IRAS

   (small solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS
(SEP-IRAS)

   (small solid bullet) SALARY REDUCTION SEP-IRAS (SARSEPS)

   GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)

   TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS

   TRUST

   FOR MONEY BEING INVESTED BY A TRUST

   BUSINESS OR ORGANIZATION

   FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS OR OTHER GROUPS

BUYING SHARES

Institutional Class shares are offered to:

1. Broker-dealer managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, employee benefit plans (as defined in the Employee Retirement Income
Security Act), 403(b) programs and plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) must have at least $50 million in plan assets;

2. Registered investment advisor managed account programs, provided the registered investment advisor is not part of an organization primarily engaged in the brokerage business, and the program (i) charges an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, accounts other than an employee benefit plan, 403(b) program or
plan covering a sole-proprietor (formerly a Keogh/H.R. 10 plan)     in
the program must be managed on a discretionary basis;

3. Trust institution and bank trust department managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Accounts managed by third parties are not eligible to purchase Institutional Class shares;

4. Insurance company separate accounts that will have at least $1 million invested in the Institutional Class of the Advisor funds;
   5. Fide    lity Trustees and employees; and

6. Insurance company programs    for employee benefit plans, 403(b)
programs or plans covering sole-proprietors (formerly Keogh/H.R. 10
plans)     that (i) charge an asset-based fee and (ii) will have at
least $1 million invested in the Institutional Class of the Advisor
funds. Insurance company    programs for employee benefit plans,
403(b)     programs    and plans covering sole-proprietors (formerly
Keogh/H.R. 10 plans)     include such programs offered by a
broker-dealer affiliate of an insurance company, provided that the affiliate is not part of an organization primarily engaged in the brokerage business.

For purchases made by managed account programs, insurance company
separate accounts or insurance company programs for    employee
benefit plans, 403(b) programs or plans covering sole-proprietors
(formerly Keogh/H.R. 10 plans)    ,    Fidelity may     waive the
requirement that $1 million be invested in the Institutional Class of the Advisor funds.

The price to buy one share of Institutional Class is the class's NAV. Institutional Class shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

(small solid bullet) All of your purchases must be made in U.S.
dollars and checks must be drawn on U.S. banks.

(small solid bullet) Fidelity does not accept cash.

(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.

(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.

(small solid bullet) Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Institutional Class shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

MINIMUMS

TO OPEN AN ACCOUNT                                   $2,500
For certain Fidelity Advisor retirement accountsA    $500
Through regular investment plansB                    $100
TO ADD TO AN ACCOUNT                                 $100
MINIMUM BALANCE                                      $1,000
For certain Fidelity Advisor retirement accountsA    None

A FIDELITY ADVISOR TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.

B AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $100, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS
OPENED.

There is no minimum account balance or initial or subsequent purchase minimum for certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts. In addition, each fund may waive or lower purchase minimums in other circumstances.

KEY INFORMATION

PHONE                        TO OPEN AN ACCOUNT

                             (small solid bullet) Exchange
                             from the same class of
                             another Fidelity Advisor
                             fund or from another
                             Fidelity fund. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information."

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Exchange
                             from the same class of
                             another Fidelity Advisor
                             fund or from another
                             Fidelity fund. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information."

MAIL FIDELITY INVESTMENTS    TO OPEN AN ACCOUNT
P.O. BOX 770002 CINCINNATI,  (small solid bullet) Complete
OH 45277-0081                and sign the application.
                             Make your check payable to
                             the complete name of the
                             fund and note the applicable
                             class. Mail to your
                             investment professional or
                             to the address at left.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Make
                             your check payable to the
                             complete name of the fund
                             and note the applicable
                             class. Indicate your fund
                             account number on your check
                             and mail to your investment
                             professional or to the
                             address at left.

                             (small solid bullet) Exchange
                             from the same class of other
                             Fidelity Advisor funds or
                             from another Fidelity fund.
                             Send a letter of instruction
                             to your investment
                             professional or to the
                             address at left, including
                             your name, the funds' names,
                             the applicable class names,
                             the fund account numbers,
                             and the dollar amount or
                             number of shares to be
                             exchanged.

IN PERSON                    TO OPEN AN ACCOUNT

                             (small solid bullet) Bring
                             your application and check
                             to your investment
                             professional.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Bring
                             your check to your
                             investment professional.

WIRE                         TO OPEN AN ACCOUNT

                             (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" to set
                             up your account and to
                             arrange a wire transaction.

                             (small solid bullet) Wire to:
                             Banker's Trust Company, Bank
                             Routing # 021001033, Account
                             # 00159759.

                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your new
                             fund account number and your
                             name.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Wire to:
                             Banker's Trust Company, Bank
                             Routing # 021001033, Account
                             # 00159759.

                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your fund
                             account number and your name.

AUTOMATICALLY                TO OPEN AN ACCOUNT

                             (small solid bullet) Not
                             available.

                             TO ADD TO AN ACCOUNT

                             (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Investment Program.


SELLING SHARES

The price to sell one share of Institutional Class is the class's NAV.

   If appropriate to protect shareholders, each fund may impose a
redemption fee (trading fee)     on redemptions from the fund.

Your shares will be sold at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) You wish to sell more than $100,000 worth of shares;

(small solid bullet) Your account registration has changed within the last 30 days;

(small solid bullet) The check is being mailed to a different address than the one on your account (record address);

(small solid bullet) The check is being made payable to someone other than the account owner; or

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

(small solid bullet) If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.

(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.

(small solid bullet) Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.

(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

(small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of a fund.

(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.

(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

KEY INFORMATION

PHONE                        (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" to
                             initiate a wire transaction
                             or to request a check for
                             your redemption.

                             (small solid bullet) Exchange
                             to the same class of other
                             Fidelity Advisor funds or to
                             another Fidelity fund. Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information."

MAIL: FIDELITY INVESTMENTS   INDIVIDUAL, JOINT TENANT,
P.O. BOX 770002 CINCINNATI,  SOLE PROPRIETORSHIP, UGMA,
OH 45277-0081                UTMA

                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including your name, the
                             fund's name, the applicable
                             class name, your fund
                             account number, and the
                             dollar amount or number of
                             shares to be sold. The
                             letter of instruction must
                             be signed by all persons
                             required to sign for
                             transactions, exactly as
                             their names appear on the
                             account.

                             RETIREMENT ACCOUNT

                             (small solid bullet) The
                             account owner should
                             complete a retirement
                             distribution form. Call your
                             investment professional or
                             call Fidelity at the
                             appropriate number found in
                             "General Information" to
                             request one.

                             TRUST

                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including the trust's name,
                             the fund's name, the
                             applicable class name, the
                             trust's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             The trustee must sign the
                             letter of instruction
                             indicating capacity as
                             trustee. If the trustee's
                             name is not in the account
                             registration, provide a copy
                             of the trust document
                             certified within the last 60
                             days.

                             BUSINESS OR ORGANIZATION

                             (small solid bullet) Send a
                             letter of instruction to
                             your investment professional
                             or to the address at left,
                             including the firm's name,
                             the fund's name, the
                             applicable class name, the
                             firm's fund account number,
                             and the dollar amount or
                             number of shares to be sold.
                             At least one person
                             authorized by corporate
                             resolution to act on the
                             account must sign the letter
                             of instruction.

                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN

                             (small solid bullet) Call
                             your investment professional
                             or call Fidelity at the
                             appropriate number found in
                             "General Information" for
                             instructions.

IN PERSON                    INDIVIDUAL, JOINT TENANT,
                             SOLE PROPRIETORSHIP, UGMA,
                             UTMA

                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The letter of
                             instruction must be signed
                             by all persons required to
                             sign for transactions,
                             exactly as their names
                             appear on the account.

                             RETIREMENT ACCOUNT

                             (small solid bullet) The
                             account owner should
                             complete a retirement
                             distribution form. Visit
                             your investment professional
                             to request one.

                             TRUST

                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. The trustee
                             must sign the letter of
                             instruction indicating
                             capacity as trustee. If the
                             trustee's name is not in the
                             account registration,
                             provide a copy of the trust
                             document certified within
                             the last 60 days.

                             BUSINESS OR ORGANIZATION

                             (small solid bullet) Bring a
                             letter of instruction to
                             your investment
                             professional. At least one
                             person authorized by
                             corporate resolution to act
                             on the account must sign the
                             letter of instruction.

                             (small solid bullet) Include
                             a corporate resolution with
                             corporate seal or a
                             signature guarantee.

                             EXECUTOR, ADMINISTRATOR,
                             CONSERVATOR, GUARDIAN

                             (small solid bullet) Visit
                             your investment professional
                             for instructions.

AUTOMATICALLY                (small solid bullet) Use
                             Fidelity Advisor Systematic
                             Withdrawal Program to set up
                             periodic redemptions from
                             your Institutional Class
                             account.


EXCHANGING SHARES

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As an Institutional Class shareholder, you have the privilege of exchanging your Institutional Class shares for Institutional Class shares of other Fidelity Advisor funds or for shares of Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.

(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund or class, read its prospectus.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) Each fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year.

(small solid bullet) The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

(small solid bullet) Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

The funds may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions, and may impose administrative fees of up to 1.00% and trading fees of up to 3.00% of the amount exchanged. Check each fund's prospectus for details.

ACCOUNT FEATURES AND POLICIES

FEATURES

The following features are available to buy and sell shares of the funds.

AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.


FIDELITY ADVISOR SYSTEMATIC
INVESTMENT PROGRAM TO MOVE
MONEY FROM YOUR BANK ACCOUNT
TO A FIDELITY ADVISOR FUND.

MINIMUM INITIAL               MINIMUM ADDITIONAL  FREQUENCY                    PROCEDURES

$100                          $100                Monthly, bimonthly,          (small solid bullet) To set
                                                  quarterly, or semi-annually  up for a new account,
                                                                               complete the appropriate
                                                                               section on the application.

                                                                               (small solid bullet) To set
                                                                               up for existing accounts,
                                                                               call your investment
                                                                               professional or call
                                                                               Fidelity at the appropriate
                                                                               number found in "General
                                                                               Information" for an
                                                                               application.

                                                                               (small solid bullet) To make
                                                                               changes, call your
                                                                               investment professional or
                                                                               call Fidelity at the
                                                                               appropriate number found in
                                                                               "General Information." Call
                                                                               at least 10 business days
                                                                               prior to your next scheduled
                                                                               investment date.

FIDELITY ADVISOR SYSTEMATIC
WITHDRAWAL PROGRAM TO SET UP
PERIODIC REDEMPTIONS FROM
YOUR INSTITUTIONAL CLASS
ACCOUNT TO YOU OR TO YOUR
BANK CHECKING ACCOUNT.

MINIMUM                       MAXIMUM             FREQUENCY                    PROCEDURES

$100                          $50,000             Monthly, quarterly, or       (small solid bullet) Accounts
                                                  semi-annually                with a value of $10,000 or
                                                                               more in Institutional Class
                                                                               shares are eligible for this
                                                                               program.

                                                                               (small solid bullet) To set
                                                                               up, call your investment
                                                                               professional or call
                                                                               Fidelity at the appropriate
                                                                               number found in "General
                                                                               Information" for instructions.

                                                                               (small solid bullet) To make
                                                                               changes, call your
                                                                               investment professional or
                                                                               call Fidelity at the
                                                                               appropriate number found in
                                                                               "General Information." Call
                                                                               at least 10 business days
                                                                               prior to your next scheduled
                                                                               withdrawal date.



OTHER FEATURES. The following other features are also available to buy and sell shares of the funds.

   WIRE

TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.

   (small solid bullet) You must sign up for the Wire feature before using it. Complete the appropriate section on the application when opening your account.

   (small solid bullet) Call your investment professional or call
Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.

   (small solid bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

   (small solid bullet) To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information."

POLICIES

The following policies apply to you as a shareholder.

STATEMENTS AND REPORTS that Fidelity sends to you include the following:

(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

(small solid bullet) Monthly or quarterly account statements
(detailing account balances and all transactions completed during the prior month or quarter).

(small solid bullet) Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in
a fund. Call    Fidelity at 1-888-622-3175     if you need additional
copies of financial reports    or     prospectuses.

You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

If your ACCOUNT BALANCE falls below $1,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed.

Fidelity may charge a FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions.

Each of Advisor TechnoQuant Growth, Advisor Small Cap, Advisor Strategic Opportunities, Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, and Advisor Growth Opportunities normally pays dividends and capital gains distributions in December and January. Each of Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, and Advisor Balanced normally pays dividends in March, June, September, and December and pays capital gains distributions in December and January.

Each bond fund normally declares dividends daily and pays them monthly. Each bond fund normally pays capital gains distributions in December and for Advisor Strategic Income, in February.

EARNING DIVIDENDS

Shares of the bond funds purchased by an automated purchase order begin to earn dividends on the day your payment is received.

Shares of the bond funds purchased by all other purchase orders begin to earn dividends on the first business day following the day your payment is received.

Shares of the bond funds earn dividends until, but not including, the next business day following the day of redemption.

DISTRIBUTION OPTIONS

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for Institutional Class's distributions:

1. REINVESTMENT OPTION. Your dividends and capital gains distributions will be automatically reinvested in additional Institutional Class shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. INCOME-EARNED OPTION. Your capital gains distributions will be automatically reinvested in additional Institutional Class shares of the fund. Your dividends will be paid in cash.

3. CASH OPTION. Your dividends and capital gains distributions will be paid in cash.

4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividends
will be automatically invested in    Institutional Class     shares of
another identically registered Fidelity Advisor fund or shares of identically registered Fidelity funds. Your capital gains distributions will be automatically invested in Institutional Class shares of another identically registered Fidelity Advisor fund or shares of identically registered Fidelity funds, automatically reinvested in additional Institutional Class shares of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

TAX CONSEQUENCES

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

TAXES ON DISTRIBUTIONS. Distributions you receive from each fund
(except Advisor Municipal Income and Advisor Intermediate Municipal Income) are subject to federal income tax, and may also be subject to state or local taxes.

Advisor Municipal Income and Advisor Intermediate Municipal Income seek to earn income and pay dividends exempt from federal income tax.

Income exempt from federal income tax may be subject to state or local taxes. A portion of each municipal fund's income, and the dividends you receive, may be subject to federal and state income taxes. Each of Advisor Municipal Income's and Advisor Intermediate Municipal Income's income may be subject to the federal alternative minimum tax. Each municipal fund may also realize taxable income or gains on the sale of municipal bonds and may make taxable distributions.

For federal tax purposes, each taxable fund's dividends, each municipal fund's distributions of gains on bonds characterized as market discount, and each fund's distributions of short-term capital gains are taxable to you as ordinary income. Each fund's distributions of long-term capital gains are taxable to you generally as capital gains.

If a fund's distributions exceed its income and capital gains realized in any year, which is sometimes the result of currency-related losses, all or a portion of those distributions may be treated as a return of capital to shareholders for tax purposes. A return of capital will generally not be taxable to you, but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash or to invest distributions automatically in Institutional Class shares of another Fidelity Advisor fund or shares of Fidelity funds, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

TAXES ON TRANSACTIONS. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund is the difference between the cost of your shares and the price you receive when you sell them.

FUND SERVICES

FUND MANAGEMENT

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of    April 30, 1998    , FMR had approximately $   529     billion
in discretionary assets under management   .

As the manager, FMR is responsible for choosing the funds' investments and handling their business affairs.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for Advisor TechnoQuant Growth, Advisor Small Cap, Advisor Strategic Opportunities, Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth Opportunities, Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, Advisor Balanced, Advisor High Yield, Advisor Strategic Income, Advisor Mortgage Securities, Advisor Intermediate Bond, and Advisor Short Fixed-Income. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for Advisor TechnoQuant Growth, Advisor Small Cap, Advisor Strategic Opportunities, Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth Opportunities, Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, Advisor Balanced, Advisor High Yield, Advisor Strategic Income, Advisor Mortgage Securities, Advisor Intermediate Bond, and Advisor Short Fixed-Income.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for Advisor TechnoQuant Growth, Advisor Small Cap, Advisor Strategic Opportunities, Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth Opportunities, Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, Advisor Balanced, Advisor High Yield, Advisor Strategic Income, Advisor Mortgage Securities, Advisor Intermediate Bond, and Advisor Short Fixed-Income. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for Advisor TechnoQuant Growth, Advisor Small Cap, Advisor Strategic Opportunities, Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth Opportunities, Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, Advisor Balanced, Advisor High Yield, Advisor Strategic Income, Advisor Mortgage Securities, Advisor Intermediate Bond, and Advisor Short Fixed-Income.

(small solid bullet) Fidelity International Investment Advisors
(FIIA), in Pembroke, Bermuda, serves as a sub-adviser for Advisor
Strategic Income. As of    September 28, 1998    , FIIA had
approximately    $1 billion     in discretionary assets under
management. Currently, FIIA provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for Advisor Strategic Income.

(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), in London, England, serves as a sub-adviser for Advisor Strategic Income. As of September 28, 1998 , FIIA(U.K.)L
had approximately $   2.3 billion     in discretionary assets under
management. Currently, FIIA(U.K.)L provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for Advisor Strategic Income.

(small solid bullet) Fidelity Investment Japan Ltd. (FIJ), in Tokyo, Japan, serves as a sub-adviser for Advisor Strategic Income. As of
   September 28, 1998    , FIJ had approximately $   3.96 billion
in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for Advisor Strategic Income.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New
Hampshire, serve   s     as sub-adviser for Advisor Government
Investment, Advisor Mortgage Securities, Advisor Intermediate Bond, Advisor Short Fixed-Income, Advisor Municipal Income, and Advisor
Intermediate Municipal Income.    FIMM is primarily responsible for
choosing investments for each fund.

FIMM serve   s     as sub-adviser for Advisor Asset Allocation,
Advisor Balanced, and Advisor Strategic Income.    FIMM chooses
certain types of investments for each fund.

   FIMM is an affiliate of FMR. As of May 1, 1998, FIMM had approximately $99 billion in discretionary assets under management.

A fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised each fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on a fund.

John Avery is lead manager of Advisor Balanced, which he has managed since January 1998; he had been associate manager of the fund since September 1997. He also manages another Fidelity fund. Mr. Avery joined Fidelity in 1995 as an analyst. Previously, he was an analyst for Putnam Investments from 1993 to 1994.

John Carlson is vice president and lead manager of Advisor Strategic
Income, which he has managed since August 1995. He    also ma    nages
the emerging markets investments    of Advisor Strategic Income    ,
and manages other Fidelity funds. Prior to joining Fidelity in 1995, Mr. Carlson was executive director of emerging markets at Lehman Brothers International from 1992 through 1995.

   Robe    rt Chow is vice president and manager of Advisor Equity
Income, which he has managed since March 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1989, Mr. Chow has worked as an analyst, portfolio assistant and manager.

   Kat    herine Collins is vice president and manager of Advisor Mid
Cap, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1990, Ms. Collins has worked as an analyst and manager.

   Andre    w Dudley is vice president and manager of Advisor Short
Fixed-Income, which he has managed since February 1997. He also manages other Fidelity funds. Prior to joining Fidelity in 1996, Mr.
   Dudl    ey was a portfolio manager for Putnam Investments from 1991 to 1996.

Margaret Eagle is vice president and manager of Advisor High Yield
   and     Advisor Strategic Income's high yield investments, which
she has managed since January 1987 and January 1996, respectively.
   Additionally, she is a senior vice president of Fidelity Trust Company. Since joining Fidelity in 1980, Ms. Eagle has been an analyst and portfolio manager.

Karen Firestone is manager of Advisor Large Cap, which she has
   mana    ged since April 1998. She also manages other Fidelity
funds. Since joining Fidelity in 1983, Ms. Firestone has worked as an analyst and manager.

Kevin Grant is vice president and manager of Advisor Balanced, Advisor Strategic Income, and Advisor Intermediate Bond, which he has managed since March 1996, December 1998, and October 1995, respectively. Mr.
Grant manages the fixed-income invest   ments for Advisor Balanced and
the domestic investment-grade and U.S. Government investments for Advisor Strategic Income. He also manages several other Fidelity funds. Prior to joining Fidelity in 1993, Mr. Grant was vice president and chief mortgage strategist at Morgan Stanley for three years.

Dick Habermann is vice president and lead manager of Advisor Asset Allocation, which he has managed since December 1998. Other Fidelity investment professionals assist Mr. Habermann in selecting investments within each asset class for the fund. He also manages other Fidelity funds. Mr. Habermann is a senior vice president of FMR Co. Previously, he was Division Head for International Equities and Director of International Research from 1993 to 1996, and Joint Chief Strategist for Portfolio Advisory ServicesSM from 1996 to 1997. Mr. Habermann joined Fidelity in 1968.

Tim Krochuk is manager of Advisor TechnoQuant Growth, which he    has
man    aged since    December     1996. He also manages another
Fidelity fund. Since joining Fidelity in 1992, Mr. Krochuk has worked as a quantitative analyst and manager.

Harry Lange is vice president and manager of Advisor Small Cap,
   which     he has managed since    September     1998. He also
manages another Fidelity fund. Since joining Fidelity in 1987, Mr. Lange has worked as an analyst, manager and director of research.

Harris Leviton is vice president and manager of Advisor Strategic
Opportunities, which he has managed since March 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1986, he has worked as an analyst and manager.

Norm Lind is vice president and manager of Advisor Intermediate
Municipal Income, which he has managed since January 1998. He also manages several other Fidelity funds. Since joining Fidelity in 1986, Mr. Lind has worked as an analyst and manager.

Charles Mangum is vice president and manager of Advisor Divi   dend
Growth, which he has managed since January 1999. Previously, h    e
managed other Fidelity funds. Since joining Fidelity in 1990, Mr.
Mangum has worked as an analyst and manager.

J. Fergus Shiel is vice president and manager of Advisor Retire   ment
    Growth, which he has managed since January 1999. Since joining Fidelity in 1989, Mr. Shiel has worked as an analyst, portfolio assistant and manager.

Thomas Silvia is vice president and manager of Advisor Mortgage Securities and Advisor Government Investment, which he has managed since October 1997 and December 1998, respectively. He was a co-manager of Advisor Mortgage Securities since February 1997. He also manages other Fidelity funds. Mr. Silvia joined Fidelity as a senior mortgage trader in 1993. Previously, he was a quantitative analyst with Donaldson, Lufkin & Jenrette in New York from 1990 to 1993.

   Ian Spreadbury is manager of Advisor Strategic Income's foreign bond investments, which he has managed since May 1998. He also manages another Fidelity fund. Additionally, Mr. Spreadbury is a director of fixed income and a portfolio manager for Fidelity International Limited (FIL). Prior to joining Fidelity in 1995, Mr. Spreadbury was a senior fund manager with Legal & General, Limited from 1981 to 1995.

Beth Terrana is vice president and manager of Advisor Growth &
   Income    , which she has managed since December 1996. She also
manages other Fidelity funds. Since joining Fidelity in 1983, Ms. Terrana has worked as an analyst, portfolio assistant and manager.

Christine Thompson is vice president and manager of Advisor Municipal Income, which she has managed since July 1998. She also manages
   several     other Fidelity funds. Since joining Fidelity in 1985,
Ms. Thompson has worked as a senior analyst and portfolio manager.

Jennifer Uhrig is vice president and manager of Advisor Equity Growth, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1987, Ms. Uhrig has worked as an analyst and manager.

George Vanderheiden is vice president and manager of Advisor Growth
Opportunities, which he has managed since November    1987. Mr.
Vanderheiden is a member of the Board of Directors for FMR Corp    .
He joined Fidelity in 1971.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

Each fund pays a management fee to FMR.

The management fee is calculated and paid to FMR every month.

For Advisor TechnoQuant Growth, Advisor Small Cap, Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, Advisor Balanced, Advisor High Yield, Advisor Strategic Income, Advisor Government Investment, Advisor Mortgage Securities, Advisor Intermediate Bond, Advisor Short Fixed-Income, Advisor Municipal Income, and Advisor Intermediate Municipal Income, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

For Advisor Strategic Opportunities and Advisor Growth Opportunities, the fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or
decreases the management fee, depending on how well    Advisor
Strategic Opportunities and Advisor Growth Opportunities have performed relative to the S&P 500.

Management fee  =  Basic fee  +/-  Performance adjustment

The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by a fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for Advisor TechnoQuant Growth, Advisor Small Cap, Advisor Strategic Opportunities, Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth Opportunities, Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, and Advisor Balanced or 0.37% for Advisor High Yield, Advisor Strategic Income, Advisor Government Investment, Advisor Mortgage Securities, Advisor Intermediate Bond, Advisor Short Fixed-Income, Advisor Municipal Income and Advisor Intermediate Municipal Income, and it drops as total assets under management increase.

For October 31, 1998, the group fee rate was    0.1353    % for
Advisor High Yield, Advisor Government Investment, Advisor Mortgage Securities, Advisor Intermediate Bond, Advisor Short Fixed-Income, Advisor Municipal Income, and Advisor Intermediate Municipal Income.
For November 30, 1998, the group fee rate was    0.2878    % for
Advisor TechnoQuant Growth, Advisor Small Cap, Advisor Strategic Opportunities, Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth Opportunities, Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, and Advisor Balanced. For December 31, 1998,
the group fee rate was    0.1324    % for Advisor Strategic Income.
The individual fund fee rate is 0.30% for Advisor TechnoQuant Growth, Advisor Strategic Opportunities, Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth Opportunities, Advisor Asset Allocation, Advisor Government Investment, Advisor Mortgage Securities, Advisor Intermediate Bond, and Advisor Short-Fixed Income. The individual fund fee rate is 0.20% for Advisor Growth & Income and Advisor Equity Income. The individual fund fee rate is 0.15% for Advisor Balanced. The individual fund fee rate is 0.45% for Advisor Small Cap, Advisor High Yield, and Advisor Strategic Income. The individual fund fee rate is 0.25% for Advisor Municipal Income and Advisor Intermediate Municipal Income.

The basic fee for Advisor Strategic Opportunities and Advisor Growth Opportunities for the fiscal year ended November 30, 1998, was
   0.59    % and    0.59    %, respectively, of the fund's average net
assets.

The performance adjustment rate is calculated monthly by    comparing
over the performance period Advisor Strategic Opportunities' and Advisor Growth Opportunities' performance to that of the S&P 500.

For Advisor Strategic Opportunities and Advisor Growth Opportunities, the performance period is the most recent 36-month period.

The performance adjustment rate is divided by twelve and multiplied by the fund's average net assets throughout the month, and the resulting dollar amount is then added to or subtracted from the basic fee. The maximum annualized performance adjustment rate is(plus/minus)0.20% (for Advisor Strategic Opportunities and Advisor Growth Opportunities) of the fund's average net assets over the performance period.

For the purposes of calculating the performance adjustment for each of Advisor Strategic Opportunities and Advisor Growth Opportunities, the fund's investment performance will be based on the average performance of all classes of the fund weighted according to their average assets for each month in the performance period.

The following table states the total management fee, as a percentage of each fund's average net assets, for each fund for its most recent fiscal year ended 1998:

                                 Total  Management Fee

Advisor TechnoQuant Growth        0.59%A

Advisor Small Cap                 0.75%B,G

Advisor Strategic Opportunities   0.38%A

Advisor Mid Cap                   0.59%A

Advisor Equity Growth             0.59%A

Advisor Large Cap                 0.59%A

Advisor Growth Opportunities      0.46%A

Advisor Growth & Income           0.49%A

Advisor Equity Income             0.50%A,E

Advisor Balanced                  0.46%B,F

Advisor High Yield                0.58%C

Advisor Strategic Income          0.58%D

Advisor Government Investment     0.43%C

Advisor Mortgage Securities       0.44%C

Advisor Intermediate Bond         0.43%B,C

Advisor Short Fixed-Income        0.44%C

Advisor Municipal Income          0.39%C

Advisor Intermediate              0.38%B,C
Municipal Income


A FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1998.

B ANNUALIZED

C FOR THE FISCAL YEAR ENDED OCTOBER 31, 1998.

D FOR THE FISCAL YEAR ENDED DECEMBER 31, 1998.

   E FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1998, ADVISOR EQUITY
INCOME PAID FMR AT AN ANNUAL RATE OF 0.50% OF ITS AVERAGE NET
ASSETS.

   F FOR THE ONE MONTH PERIOD ENDED NOVEMBER 30, 1998.

   G FOR THE PERIOD SEPTEMBER 9, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1998.

   The total management fee for the fiscal year ended October 31, 1998 was 0.44% of the fund's average net assets for Advisor Balanced.

   The total management fee for the fiscal year ended November 30, 1997 was 0.44% of the fund's average net assets for Advisor
Intermediate Bond and 0.39% of the fund's average net assets for Advisor Intermediate Municipal Income.

FMR pays FIMM, FMR U.K., FMR Far East, FIJ, and FIIA for providing assistance with investment advisory services, and FIIA in turn pays FIIA(U.K.)L.

FMR may, from time to time, agree to reimburse each class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated by FMR at any time, can decrease a class's expenses and boost its performance.

As of    December 31, 1998    , approximately    100    %    of
Advisor Retirement Growth's, Advisor Dividend Growth's, and Advisor Asset Allocation's total outstanding shares were held by FMR.

FUND DISTRIBUTION

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes Institutional Class's shares.

Institutional Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class shares and/or shareholder support services. FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Institutional Class.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Advisor funds, provided that a fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related
   Statement of Additional Information (SAI)    , in connection with
the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.

APPENDIX

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each class's financial history for the past 5 years or, if shorter, the period of the class's operations. Certain information reflects financial results for a single class share. Total returns for each period include the reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP,
   independent accountants    , whose report, along with each fund's
financial highlights and financial statements, are included in each fund's Annual Report. A free copy of each Annual Report is available upon request. Advisor Retirement Growth, Advisor Dividend Growth, and
Advisor Asset Allocation commenced operations on    December 28,
1998    .

   ADVISOR TECHNOQUANT GROWTH

Selected Per-Share Data and
Ratios

Years ended November 30          1998     1997E

Net asset value, beginning of    $ 11.40  $ 10.00
period

Income from Investment
Operations

 Net investment income (loss)D    .03      (.04)

 Net realized and unrealized      .68      1.44
gain (loss)

 Total from investment            .71      1.40
operations

Less Distributions

 From net realized gain           (.28)    --

 In excess of net realized        (.11)    --
gain

 Total distributions              (.39)    --

Net asset value, end of period   $ 11.72  $ 11.40

Total returnB,C                   6.63%    14.00%

Net assets, end of period        $ 1,057  $ 1,459
(000 omitted)

Ratio of expenses to average      1.50%F   1.50%A,F
net assets

Ratio of expenses to average      1.48%G   1.50%A
net assets after expense
reductions

Ratio of net investment           .17%     (.42)%A
income (loss) to average net
assets

Portfolio turnover                358%     213%A


   A ANNUALIZED

   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.

   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF
INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1997.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   ADVISOR SMALL CAP

Selected Per-Share Data and
Ratios

September 9, 1998                1998
(commencement of operations)
to November 30

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

 Net investment income (loss)D    --

 Net realized and unrealized      2.35
gain (loss)

 Total from investment            2.35
operations

Net asset value, end of period   $ 12.35

Total returnB,C                   23.50%

Net assets, end of period        $ 12,898
(000 omitted)

Ratio of expenses to average      1.50%A,E
net assets

Ratio of expenses to average      1.42%A,F
net assets after expense
reductions

Ratio of net investment           (.15)%A
income (loss) to average net
assets

Portfolio turnover                204%A


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.

   D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   ADVISOR STRATEGIC OPPORTUNITIES

Selected Per-Share Data and
Ratios

Years ended November 30          1998      1997G      1996H     1995E

Net asset value, beginning of    $ 27.63   $ 22.57    $ 24.80   $ 22.35
period

Income from Investment
Operations

 Net investment income (loss)     (.05)D    (.05)D     .29D      .55

 Net realized and unrealized      (1.10)    5.98       .17       3.00
gain (loss)

 Total from investment            (1.15)    5.93       .46       3.55
operations

Less Distributions

 From net investment income       --        --         (.34)     (.55)

 From net realized gain           (2.31)    (.87)      (2.35)    (.55)

 Total distributions              (2.31)    (.87)      (2.69)    (1.10)

Net asset value, end of period   $ 24.17   $ 27.63    $ 22.57   $ 24.80

Total returnB,C                   (4.12)%   27.16%     1.99%     15.96%

Net assets, end of period        $ 4,808   $ 5,564    $ 41,832  $ 20,429
(000 omitted)

Ratio of expenses to average      .85%      1.06%A     .78%      .97%A
net assets

Ratio of expenses to average      .84%F     1.05%A,F   .76%F     .96%A,F
net assets after expense
reductions

Ratio of net investment           (.20)%    (.21)%A    1.21%     2.55%A
income (loss) to average net
assets

Portfolio turnover                64%       61%A       151%      142%


   A ANNUALIZED

   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.

   D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF
INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.

   F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   G ELEVEN MONTHS ENDED NOVEMBER 30, 1997.

   H YEAR ENDED DECEMBER 31

   ADVISOR MID CAP

Selected Per-Share Data and
Ratios

Years ended November 30          1998      1997      1996E

Net asset value, beginning of    $ 14.12   $ 11.70   $ 10.00
period

Income from Investment
Operations

 Net investment income (loss)D    .01       .01       (.02)

 Net realized and unrealized      1.18      2.63      1.72
gain (loss)

 Total from investment            1.19      2.64      1.70
operations

Less Distributions

 From net realized gain           (1.49)    (.22)     --

Net asset value, end of period   $ 13.82   $ 14.12   $ 11.70

Total returnB,C                   9.60%     23.04%    17.00%

Net assets, end of period        $ 34,551  $ 30,542  $ 3,600
(000 omitted)

Ratio of expenses to average      .87%      .91%      1.50%A,F
net assets

Ratio of expenses to average      .84%G     .84%G     1.50%A
net assets after expense
reductions

Ratio of net investment           .04%      .08%      (.27)%A
income (loss) to average net
assets

Portfolio turnover                139%      208%      101%A


   A ANNUALIZED

   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.

   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF
INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1996.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   ADVISOR EQUITY GROWTH


Selected Per-Share Data and
Ratios

Years ended November 30          1998         1997         1996         1995       1994

Net asset value, beginning of    $ 52.86      $ 45.52      $ 40.39      $ 28.90    $ 29.74
period

Income from Investment
Operations

 Net investment income            .06B         .22B         .45B         .28        .30

 Net realized and unrealized      13.08        8.72         7.00         11.69      .42
gain (loss)

 Total from investment            13.14        8.94         7.45         11.97      .72
operations

Less Distributions

 From net investment income       (.05)D       (.37)        (.21)        (.27)      (.11)

 From net realized gain           (6.24)D      (1.23)       (2.11)       (.16)      (1.45)

 In excess of net realized        --           --           --           (.05)      --
gain

 Total distributions              (6.29)       (1.60)       (2.32)       (.48)      (1.56)

Net asset value, end of period   $ 59.71      $ 52.86      $ 45.52      $ 40.39    $ 28.90

Total returnA                     28.67%       20.46%       19.68%       42.15%     2.46%

Net assets, end of period        $ 1,087,907  $ 1,032,453  $ 1,323,526  $ 791,074  $ 410,450
(000 omitted)

Ratio of expenses to average      .76%         .77%         .79%         .83%       .86%
net assets

Ratio of expenses to average      .74%C        .75%C        .77%C        .83%       .84%C
net assets after expense
reductions

Ratio of net investment           .12%         .46%         1.11%        .92%       1.00%
income to average net assets

Portfolio turnover                122%         108%         76%          97%        137%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   D THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

   ADVISOR LARGE CAP

Selected Per-Share Data and
Ratios

Years ended November 30          1998     1997     1996H

Net asset value, beginning of    $ 14.05  $ 11.86  $ 10.00
period

Income from Investment
Operations

 Net investment incomeD           .03      .04G     .03

 Net realized and unrealized      3.56     2.24     1.83
gain (loss)

 Total from investment            3.59     2.28     1.86
operations

Less Distributions

 From net realized gain           (.87)I   (.09)    --

Net asset value, end of period   $ 16.77  $ 14.05  $ 11.86

Total returnB,C                   27.35%   19.39%   18.60%

Net assets, end of period        $ 8,742  $ 6,560  $ 9,144
(000 omitted)

Ratio of expenses to average      .99%     1.15%    1.50%A,E
net assets

Ratio of expenses to average      .97%F    1.12%F   1.48%A,F
net assets after expense
reductions

Ratio of net investment           .18%     .32%     .38%A
income to average net assets

Portfolio turnover                141%     93%      59%A


   A ANNUALIZED

   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.

   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   G DURING THE PERIOD, A SIGNIFICANT SHAREHOLDER REDEMPTION CAUSED AN UNUSUALLY HIGH LEVEL OF INVESTMENT INCOME PER SHARE.

   H FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF
INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1996.

   I THE AMOUNT SHOWN REFLECTS CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

   ADVISOR GROWTH OPPORTUNITIES


Selected Per-Share Data and
Ratios

Year ended November 30           1998       1997G      1997H      1996H      1995E

Net asset value, beginning of    $ 44.31    $ 42.85    $ 35.47    $ 30.97    $ 29.04
period

Income from Investment
Operations

 Net investment income            .65D       .05D       .75D       .77D       .12

 Net realized and unrealized      8.10       1.41       8.78       4.74       1.81
gain (loss)

 Total from investment            8.75       1.46       9.53       5.51       1.93
operations

Less Distributions

 From net investment income       (.68)      --         (.71)      (.61)      --

 From net realized gain           (2.60)     --         (1.44)     (.40)      --

 Total distributions              (3.28)     --         (2.15)     (1.01)     --

Net asset value, end of period   $ 49.78    $ 44.31    $ 42.85    $ 35.47    $ 30.97

Total returnB,C                   21.29%     3.41%      28.07%     18.25%     6.65%

Net assets, end of period        $ 618,433  $ 391,713  $ 374,978  $ 250,283  $ 71,953
(000 omitted)

Ratio of expenses to average      .62%       .71%A      .66%       .85%       .82%A
net assets

Ratio of expenses to average      .61%F      .70%A,F    .65%F      .84%F      .81%A,F
net assets after expense
reductions

Ratio of net investment           1.43%      1.60%A     1.91%      2.38%      2.33%A
income to average net assets

Portfolio turnover                25%        33%A       35%        33%        39%



   A ANNUALIZED

   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.

   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF
INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.

   F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   G ONE MONTH ENDED NOVEMBER 30

   H YEARS ENDED OCTOBER 31

   ADVISOR GROWTH & INCOME

Selected Per-Share Data and
Ratios

Years ended November 30          1998      1997E

Net asset value, beginning of    $ 12.47   $ 10.00
period

Income from Investment
Operations

 Net investment incomeD           .11       .07

 Net realized and unrealized      2.79      2.45
gain (loss)

 Total from investment            2.90      2.52
operations

Less Distributions

 From net investment income       (.09)     (.05)

 From net realized gain           (.18)     --

 Total distributions              (.27)     (.05)

Net asset value, end of period   $ 15.10   $ 12.47

Total returnB,C                   23.69%    25.26%

Net assets, end of period        $ 97,052  $ 73,911
(000 omitted)

Ratio of expenses to average      .76%      1.19%A
net assets

Ratio of expenses to average      .75%F     1.19%A
net assets after expense
reductions

Ratio of net investment           .82%      .64%A
income to average net assets

Portfolio turnover                54%       82%A


   A ANNUALIZED

   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.

   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF
INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1997.

   F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   ADVISOR EQUITY INCOME


Selected Per-Share Data and
Ratios

Years ended November 30          1998       1997       1996       1995       1994

Net asset value, beginning of    $ 27.07    $ 23.00    $ 20.09    $ 16.07    $ 14.93
period

Income from Investment
Operations

 Net investment income            .34B       .39B       .42B       .45        .41B

 Net realized and unrealized      3.24       4.68       3.37       4.28       1.05
gain (loss)

 Total from investment            3.58       5.07       3.79       4.73       1.46
operations

Less Distributions

 From net investment income       (.34)      (.41)      (.42)      (.43)      (.32)

 From net realized gain           (1.72)     (.59)      (.46)      (.28)      --

 Total distributions              (2.06)     (1.00)     (.88)      (.71)      (.32)

Net asset value, end of period   $ 28.59    $ 27.07    $ 23.00    $ 20.09    $ 16.07

Total returnA                     14.23%     22.87%     19.54%     30.43%     9.82%

Net assets, end of period        $ 493,144  $ 464,031  $ 343,867  $ 297,453  $ 197,533
(000 omitted)

Ratio of expenses to average      .68%       .69%       .71%       .74%       .73%
net assets

Ratio of expenses to average      .67%C      .67%C      .70%C      .73%C      .71%C
net assets after expense
reductions

Ratio of net investment           1.25%      1.60%      2.02%      2.52%      2.62%
income to average net assets

Portfolio turnover                59%        55%        78%        80%        140%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   ADVISOR BALANCED


Selected Per-Share Data and
Ratios

Years ended October 31           1998H     1998      1997      1996      1995E

Net asset value, beginning of    $ 19.35   $ 18.85   $ 16.11   $ 15.40   $ 15.23
period

Income from Investment
Operations

 Net investment income            .05D      .60D      .61D      .54D      .25

 Net realized and unrealized      .63       1.81      2.86      .87       .09
gain (loss)

 Total from investment            .68       2.41      3.47      1.41      .34
operations

Less Distributions

 From net investment income       --        (.65)     (.62)     (.67)     (.17)

 From net realized gain           --        (1.26)    (.11)     (.03)     --

 Total distributions              --        (1.91)    (.73)     (.70)     (.17)

Net asset value, end of period   $ 20.03   $ 19.35   $ 18.85   $ 16.11   $ 15.40

Total returnB,C                   3.51%     13.45%    21.97%    9.41%     2.22%

Net assets, end of period        $ 63,136  $ 61,045  $ 38,924  $ 21,819  $ 993
(000 omitted)

Ratio of expenses to average      .66%A     .65%      .69%      1.06%     .92%A,F
net assets

Ratio of expenses to average      .66%A     .63%G     .69%      1.03%G    .91%A,G
net assets after expense
reductions

Ratio of net investment           3.48%A    3.15%     3.42%     3.54%     4.54%A
income to average net assets

Portfolio turnover                73%A      85%       70%       223%      297%



   A ANNUALIZED

   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.

   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF
INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   H ONE MONTH ENDED NOVEMBER 30

   ADVISOR HIGH YIELD

Selected Per-Share Data and
Ratios

Years ended October 31           1998       1997      1996      1995E

Net asset value, beginning of    $ 12.710   $ 12.120  $ 11.760  $ 11.560
period

Income from Investment
Operations

 Net investment incomeD           1.123      1.094     1.070     .390

 Net realized and unrealized      (1.562)    .671      .368      .193
gain (loss)

 Total from investment            (.439)     1.765     1.438     .583
operations

Less Distributions

 From net investment income       (1.071)    (1.115)   (1.078)   (.383)

 From net realized gain           (.300)     (.060)    --        --

 Total distributions              (1.371)    (1.175)   (1.078)   (.383)

Net asset value, end of period   $ 10.900   $ 12.710  $ 12.120  $ 11.760

Total returnB,C                   (4.21)%    15.42%    12.81%    5.07%

Net assets, end of period        $ 112,633  $ 75,827  $ 37,632  $ 126
(000 omitted)

Ratio of expenses to average      .83%       .85%      1.10%     .70%A
net assets

Ratio of expenses to average      .83%       .85%      1.05%F    .70%A
net assets after expense
reductions

Ratio of net investment           9.12%      8.96%     9.26%     8.77%A
income to average net assets

Portfolio turnover                75%        105%      121%      112%


   A ANNUALIZED

   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.

   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF
INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.

   F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

   ADVISOR STRATEGIC INCOME

Selected Per-Share Data and
Ratios

Years ended December 31          1998      1997      1996      1995E

Net asset value, beginning of    $ 11.140  $ 11.300  $ 11.030  $ 10.890
period

Income from Investment
Operations

 Net investment income            .805D     .830D     .826D     .456

 Net realized and unrealized      (.533)    .186      .548      .340
gain (loss)

 Total from investment            .272      1.016     1.374     .796
operations

Less Distributions

 From net investment income       (.742)    (.806)    (.804)    (.426)

 From net realized gain           --        (.370)    (.300)    (.230)

 In excess of net realized        (.060)    --        --        --
gain

 Total distributions              (.802)    (1.176)   (1.104)   (.656)

Net asset value, end of period   $ 10.610  $ 11.140  $ 11.300  $ 11.030

Total returnB,C                   2.49%     9.36%     13.04%    7.47%

Net assets, end of period        $ 4,636   $ 6,289   $ 6,107   $ 107
(000 omitted)

Ratio of expenses to average      1.07%     1.10%F    1.10%F    1.10%A,F
net assets

Ratio of expenses to average      1.07%     1.09%G    1.10%     1.10%A
net assets after expense
reductions

Ratio of net investment           7.29%     7.31%     7.47%     7.53%A
income to average net assets

Portfolio turnover                150%      140%      119%      193%


   A ANNUALIZED

   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.

   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF
INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   G FMR OR THE FUND HAS ENTERED INTO VARIOUS ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   ADVISOR GOVERNMENT INVESTMENT

Selected Per-Share Data and
Ratios

Years ended October 31           1998      1997      1996      1995E

Net asset value, beginning of    $ 9.650   $ 9.480   $ 9.670   $ 9.560
period

Income from Investment
Operations

 Net investment income            .570D     .580D     .604D     .197

 Net realized and unrealized      .352      .165      (.180)    .108
gain (loss)

 Total from investment            .922      .745      .424      .305
operations

Less Distributions

 From net investment income       (.572)    (.575)    (.614)    (.195)

Net asset value, end of period   $ 10.000  $ 9.650   $ 9.480   $ 9.670

Total returnB,C                   9.86%     8.18%     4.58%     3.23%

Net assets, end of period        $ 25,582  $ 20,366  $ 27,660  $ 14,588
(000 omitted)

Ratio of expenses to average      .75%F     .75%F     .75%F     .75%A,F
net assets

Ratio of net investment           5.84%     6.12%     6.43%     6.48%A
income to average net assets

Portfolio turnover                243%      136%      153%      261%


   A ANNUALIZED

   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.

   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF
INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   ADVISOR MORTGAGE SECURITIES

Selected Per-Share Data and
Ratios

Year ended October 31            1998      1997H     1997E

Net asset value, beginning of    $ 11.010  $ 11.040  $ 10.830
period

Income from Investment
Operations

 Net investment incomeD           .693      .172      .263

 Net realized and unrealized      (.063)    .050      .226
gain (loss)

 Total from investment            .630      .222      .489
operations

Less Distributions

 From net investment income       (.660)    (.172)    (.279)

 From net realized gain           (.030)    (.080)    --

 Total distributions              (.690)    (.252)    (.279)

Net asset value, end of period   $ 10.950  $ 11.010  $ 11.040

Total returnB,C                   5.86%     2.05%     4.59%

Net assets, end of period        $ 22,038  $ 19,718  $ 13,177
(000 omitted)

Ratio of expenses to average      .75%F     .75%A,F   .75%A,F
net assets

Ratio of expenses to average      .75%      .75%A     .70%A,G
net assets after expense
reductions

Ratio of net investment           6.30%     6.35%A    6.29%A
income to average net assets

Portfolio turnover                262%      125%A     149%


   A ANNUALIZED

   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.

   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF
INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   H THREE MONTHS ENDED OCTOBER 31

   ADVISOR INTERMEDIATE BOND


Selected Per-Share Data and
Ratios

Years ended November 30          1998F      1997       1996       1995       1994       1993

Net asset value, beginning of    $ 10.570   $ 10.620   $ 10.770   $ 10.270   $ 11.160   $ 10.640
period

Income from Investment
Operations

 Net investment income            .566D      .658D      .705D      .671       .602       .832

 Net realized and unrealized      .201       (.060)     (.151)     .499       (.833)     .531
gain (loss)

 Total from investment            .767       .598       .554       1.170      (.231)     1.363
operations

Less Distributions

 From net investment income       (.557)     (.648)     (.704)     (.670)     (.597)     (.843)

 In excess of net investment      --         --         --         --         (.062)     --
income

 Total distributions              (.557)     (.648)     (.704)     (.670)     (.659)     (.843)

Net asset value, end of period   $ 10.780   $ 10.570   $ 10.620   $ 10.770   $ 10.270   $ 11.160

Total returnB,C                   7.44%      5.86%      5.40%      11.73%     (2.10)%    13.17%

Net assets, end of period        $ 168,019  $ 177,427  $ 211,866  $ 208,861  $ 172,122  $ 183,790
(000 omitted)

Ratio of expenses to average      .68%A      .67%       .66%       .67%E      .61%       .64%
net assets

Ratio of net investment           5.78%A     6.27%      6.69%      6.47%      6.45%      7.41%
income to average net assets

Portfolio turnover                176%A      138%       200%       189%       68%        59%



   A ANNUALIZED

   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.

   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   F ELEVEN MONTHS ENDED OCTOBER 31

   ADVISOR SHORT FIXED-INCOME

Selected Per-Share Data and
Ratios

Years ended October 31           1998     1997     1996     1995E

Net asset value, beginning of    $ 9.350  $ 9.370  $ 9.470  $ 9.450
period

Income from Investment
Operations

 Net investment income            .566D    .589D    .598D    .137

 Net realized and unrealized      .021     (.023)   (.098)   .067
gain (loss)

 Total from investment            .587     .566     .500     .204
operations

Less Distributions

 From net investment income       (.557)   (.586)   (.600)   (.136)

 Return of capital                --       --       --       (.048)

 Total distributions              (.557)   (.586)   (.600)   (.184)

Net asset value, end of period   $ 9.380  $ 9.350  $ 9.370  $ 9.470

Total returnB,C                   6.47%    6.24%    5.45%    2.18%

Net assets, end of period        $ 7,027  $ 6,750  $ 9,200  $ 9,827
(000 omitted)

Ratio of expenses to average      .75%F    .75%F    .80%F    .85%A,F
net assets

Ratio of net investment           6.06%    6.30%    6.37%    6.10%A
income to average net assets

Portfolio turnover                124%     105%     124%     179%


   A ANNUALIZED

   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.

   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF
INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   ADVISOR MUNICIPAL INCOME

Selected Per-Share Data and
Ratios

Years ended October 31           1998      1997      1996      1995E

Net asset value, beginning of    $ 12.120  $ 11.720  $ 11.880  $ 11.700
period

Income from Investment
Operations

 Net interest income              .592      .609D     .707D,G   .232

 Net realized and unrealized      .390      .464      (.197)    .180
gain (loss)

 Total from investment            .982      1.073     .510      .412
operations

Less Distributions

 From net interest income         (.592)    (.671)G   (.670)    (.232)

 In excess of net interest        --        (.002)H   --        --
income

 Total distributions              (.592)    (.673)    (.670)    (.232)

Net asset value, end of period   $ 12.510  $ 12.120  $ 11.720  $ 11.880

Total returnB,C                   8.28%     9.44%     4.41%     3.55%

Net assets, end of period        $ 3,741   $ 1,511   $ 927     $ 154
(000 omitted)

Ratio of expenses to average      .75%F     .75%F     .75%F     .75%A,F
net assets

Ratio of net interest income      4.75%     5.11%     5.88%     5.89%A
to average net assets

Portfolio turnover                36%       36%       49%       37%


   A ANNUALIZED

   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.

   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

   E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF
INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.

   F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   G NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.

   H THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK AND TAX DIFFERENCES.

   ADVISOR INTERMEDIATE MUNICIPAL INCOME


Selected Per-Share Data and
Ratios

Years ended November 30          1998G     1997      1996      1995      1994      1993

Net asset value, beginning of    $ 10.590  $ 10.410  $ 10.360  $ 9.410   $ 10.460  $ 11.080
period

Income from Investment
Operations

 Net interest income              .427      .475      .487      .477      .481      .536

 Net realized and unrealized      .210      .181      .050      .950      (1.030)   .260
gain (loss)

 Total from investment            .637      .656      .537      1.427     (.549)    .796
operations

Less Distributions

 From net interest income         (.427)    (.475)    (.487)    (.477)    (.481)    (.536)

 From net realized gain           (.030)    (.001)    --        --        --        (.880)

 In excess of net realized        --        --        --        --        (.020)    --
gain

 Total distributions              (.457)    (.476)    (.487)    (.477)    (.501)    (1.416)

Net asset value, end of period   $ 10.770  $ 10.590  $ 10.410  $ 10.360  $ 9.410   $ 10.460

Total returnB,C                   6.04%     6.48%     5.36%     15.44%    (5.43)%   8.01%

Net assets, end of period        $ 6,328   $ 6,098   $ 6,455   $ 11,085  $ 11,702  $ 15,076
(000 omitted)

Ratio of expenses to average      .75%A,D   .75%D     .75%D     .70%D     .65%D     .65%D
net assets

Ratio of expenses to average      .75%A     .75%      .74%E     .70%      .65%      .65%
net assets after expense
reductions

Ratio of net interest income      4.36%A    4.57%     4.68%     4.96%     4.75%     5.01%
to average net assets

Portfolio turnover                26%A,F    18%       35%       53%       53%       46%



   A ANNUALIZED

   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.

   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

   D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

   E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

   F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER.

   G ELEVEN MONTHS ENDED OCTOBER 31

PRIOR PERFORMANCE OF SIMILAR FUNDS

Because Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation (Corresponding Funds) were new when this prospectus was printed, their performance history is not included. However, Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation are modeled after the following existing funds, respectively: Fidelity Retirement Growth Fund, Fidelity Dividend Growth Fund, and Fidelity Asset Manager: Growth (Related Funds).

The Related Funds are managed by FMR and have investmen   t objectives
and p    olicies that are substantially    identi    cal in all
material    re    spects to those of the Corresponding Funds offered
through this prospectus. The Related Funds, however, have different
expenses and are sold through different distribution channels.    FMR
also may manage other substantially similar funds and accounts that may have better or worse performance than the Related Funds. Performance of other funds and accounts is not included due to factors such as differences in their policies and/or portfolio management strategies and/or because these accounts are not mutual funds.

Below you will find information about the prior performance of the Related Funds, not the performance of the Corresponding Funds offered through this prospectus. The performance data of the Related Funds is
net of    management     fees and other expenses    and is based on
past results    .

Although the Corresponding Funds have investment objectives and
policies that    are substantially identical in all material respects
to those of the Related Funds    , you should not assume that the
Corresponding Funds will have the same performance as the Related Funds. For example, a Corresponding Fund's future performance may be better or worse than the performance of its Related Fund due to, among other things, differences in sales charges, expenses, asset sizes and cash flows between the Corresponding Fund and its Related Fund.

The first table below shows the date FMR began managing each Related Fund and the asset size of each Related Fund as of December 31, 1998.

The next group of tables    on page 25     shows changes in the
performance of each Related Fund from year to year.

The last group of tables    on page 27     compares the performance of
each Related Fund to the performance of a market index    and,     for
Fidelity Asset Manager: Growth, a combination of market indexes and
   (except for Fidelity Asset Manager: Growth) an average of the
performance of     similar funds over various periods of time.

The performance of each Related Fund does not represent the past performance of the Corresponding Funds and should not be interpreted as indicative of the future performance of the Corresponding Funds or the Related Funds.

CORRESPONDING FUND OFFERED   RELATED FUND (INCEPTION DATE)
THROUGH THIS PROSPECTUS      AND ASSET SIZE

Fidelity Advisor Retirement  Fidelity Retirement Growth
Growth Fund                  Fund (March 25, 1983)
                             $4,946,100,000

Fidelity Advisor Dividend    Fidelity Dividend Growth Fund
Growth Fund                  (April 27, 1993)
                             $10,368,600,000

Fidelity Advisor Asset       Fidelity Asset Manager:
Allocation Fund              Growth (December 30, 1991)
                             $5,119,900,000


YEAR-BY-YEAR RETURNS FOR THE RELATED FUNDS

FIDELITY RETIREMENT GROWTH

Calendar Years              1989    1990     1991    1992    1993    1994   1995    1996   1997    1998

                            30.41%  -10.16%  45.58%  10.60%  22.13%  0.06%  24.28%  8.33%  18.54%  35.89%



Percentage (%)
Row: 1, Col: 1, Value: 30.4
Row: 2, Col: 1, Value: -10.0
Row: 3, Col: 1, Value: 45.5
Row: 4, Col: 1, Value: 10.6
Row: 5, Col: 1, Value: 22.0
Row: 6, Col: 1, Value: 0.06000000000000001
Row: 7, Col: 1, Value: 24.28
Row: 8, Col: 1, Value: 8.33
Row: 9, Col: 1, Value: 18.54
Row: 10, Col: 1, Value: 35.89

   DURING THE PERIODS SHOWN IN THE CHART FOR FIDELITY RETIREMENT
GROWTH, THE HIGHEST RETURN FOR A QUARTER WAS 21.80% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -20.09% (QUARTER ENDING SEPTEMBER 30, 1990).

FIDELITY DIVIDEND GROWTH

Calendar Years                                1994   1995    1996    1997    1998

                                              4.27%  37.53%  30.14%  27.90%  35.85%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: 4.2
Row: 7, Col: 1, Value: 37.53
Row: 8, Col: 1, Value: 30.14
Row: 9, Col: 1, Value: 27.9
Row: 10, Col: 1, Value: 35.85

   DURING THE PERIODS SHOWN IN THE CHART FOR FIDELITY DIVIDEND GROWTH, THE HIGHEST RETURN FOR A QUARTER WAS 19.53% (QUARTER ENDING DECEMBER
31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS     -6.15% (QUARTER
ENDING SEPTEMBER    30    , 1997   ).

FIDELITY ASSET MANAGER: GROWTH

Calendar Years                              1992    1993    1994    1995    1996    1997    1998

                                            19.08%  26.32%  -7.39%  19.95%  17.59%  26.46%  18.08%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: 19.0
Row: 5, Col: 1, Value: 26.0
Row: 6, Col: 1, Value: -7.39
Row: 7, Col: 1, Value: 19.9
Row: 8, Col: 1, Value: 17.59
Row: 9, Col: 1, Value: 26.4
Row: 10, Col: 1, Value: 18.0

   DURING THE PERIODS SHOWN IN THE CHART FOR FIDELITY ASSET MANAGER:
GROWTH, THE HIGHEST RETURN FOR A QUARTER WAS 16.07% (QUARTER ENDING
DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS     -8.20%
(QUARTER ENDING SEPTEMBER    30    , 1998   ).

AVERAGE ANNUAL RETURNS FOR THE RELATED FUNDS


For the periods ended            Past 1 year  Past 5 years  Past 10 years/ Life of fund*
December 31, 1998

FIDELITY RETIREMENT GROWTHC       35.89%       16.76%        17.46%

S&P 500                           28.58%       24.06%        19.21%

Lipper Capital Appreciation       19.96%       14.96%        14.09%
Funds Average

FIDELITY DIVIDEND GROWTHC         35.85%       26.53%        26.53%A

S&P 500                           28.58%       24.06%        24.06%A

Lipper Growth Funds Average       22.86%       18.63%        18.63%A

FIDELITY ASSET MANAGER: GROWTHC   18.08%       14.30%        16.62%B

S&P 500                           28.58%       24.06%        19.51%B

Fidelity Aggressive Asset         22.74%       18.37%        15.50%B
Allocation Composite Index



   * BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE
FUND'S COMMENCEMENT OF OPERATIONS.

   A FROM JANUARY 1, 1994.

   B FROM JANUARY 1, 1992.

   C FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1998, THE TOTAL OPERATING EXPENSES WERE 0.57% FOR FIDELITY RETIREMENT GROWTH (INCLUDING EXPENSE REDUCTIONS). FOR THE FISCAL YEAR ENDED JULY 31, 1998, THE TOTAL OPERATING EXPENSES WERE 0.86% FOR FIDELITY DIVIDEND GROWTH (INCLUDING EXPENSE REDUCTIONS). FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1998, THE TOTAL OPERATING EXPENSES WERE 0.80% FOR FIDELITY ASSET MANAGER: GROWTH (INCLUDING EXPENSE REDUCTIONS). IF FMR HAD NOT REIMBURSED CERTAIN EXPENSES DURING THESE PERIODS, FIDELITY ASSET MANAGER: GROWTH'S TOTAL RETURNS WOULD HAVE BEEN LOWER.

Fidelity Aggressive Asset Allocation Composite Index is a hypothetical representation of the performance of Fidelity Asset Manager: Growth's three asset classes according to their respective weightings in the fund's neutral mix (70% stocks, 25% bonds, and 5% short-term/money market). The following indexes are used to calculate the Composite
Index: stocks - the Standard & Poor's 500 Index (S&P 500), bonds - the Lehman Brothers Aggregate Bond Index, and short-term/money
   mar    ket - the Lehman Brothers 3-Month Treasury Bill Index. Prior
to January 1, 1997, the Lehman Brothers    U.S    . Treasury Index was
used for the bond class. The index weightings of the Composite Index are rebalanced monthly.

   The     S&P 500 is a market    capitalization-    weighted index of
common stocks.

   The     Lehman Brothers Aggregate Bond Index is a market
   valu    e-weighted index of investment-grade fixed-rate    debt
issues, including government, corporate, asset-backed,     and
mortgage-backed securities, with maturities of one year or more.

   The     Lehman Brothers 3-Month Treasury Bill Index represents the average of Treasury Bill rates for each of the prior three months,
adjusted to a bond equivalent yield    basis (short-ter    m and money
market instruments).

   The Lehman Brothers U.S. Treasury Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of one year or more.

Each Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.


You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). For Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation, financial reports will be available once the funds have completed their first annual or semi-annual period. Each fund's annual and semi-annual
reports include a discussio   n of the fund's hold    ings and recent
market conditions and the    fund's investment strategies tha    t
affected performance.

   For a free cop    y of any of these documents or to request other
information or ask questions about a fund, call Fidelity at 1-888-622-3175.

The SAI, the funds' annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBERS, 811-3785 AND 811-4707.

Fidelity Investments & (Pyramid) Design, Fidelity, Fidelity
Investments, and Directed Dividends are registered trademarks of FMR
Corp.

   TechnoQuant    , Fidelity Advisor Funds and Portfolio Advisory
Services are service marks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

   1.54026    5.101 ACOMI-pro-0299





Like securities of all mutual
funds, these securities have
not been approved or
disapproved by the
Securities and Exchange
Commission, and the
Securities and Exchange
Commission has not
determined if this
prospectus is accurate or
complete. Any
representation to the
contrary is a criminal
offense.

FIDELITY
MORTGAGE SECURITIES
FUND

(fund number 040, trading symbol FMSFX)

Initial Class of Fidelity Advisor Mortgage Securities Fund

PROSPECTUS
FEBRUARY 26, 1999

(FIDELITY_LOGO_GRAPHIC)(REGISTERED TRADEMARK)
82 DEVONSHIRE STREET, BOSTON, MA 02109

CONTENTS


FUND SUMMARY             3   INVESTMENT SUMMARY

                         3   PERFORMANCE

                         4   FEE TABLE

FUND BASICS              5   INVESTMENT DETAILS

                         6   VALUING SHARES

SHAREHOLDER INFORMATION  6   BUYING AND SELLING SHARES

                         13  EXCHANGING SHARES

                         14  ACCOUNT FEATURES AND POLICIES

                         18  DIVIDENDS AND CAPITAL GAINS
                             DISTRIBUTIONS

                         18  TAX CONSEQUENCES

FUND SERVICES            18  FUND MANAGEMENT

                         19  FUND DISTRIBUTION

APPENDIX                 19  FINANCIAL HIGHLIGHTS

FUND SUMMARY


INVESTMENT SUMMARY

INVESTMENT OBJECTIVE

ADVISOR MORTGAGE SECURITIES FUND seeks a high level of current income,
consistent with prudent investment risk.    In seeking current income,
the     fund may also consider the potential for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet) Investing at least 65% of total assets in investment-grade mortgage-related securities.

(small solid bullet) Investing in U.S. Government securities and instruments related to U.S. Government securities.

(small solid bullet) Managing the fund to have similar overall interest rate risk to the Lehman Brothers Mortgage-Backed Securities Index.

(small solid bullet) Allocating assets across different market sectors and maturities.

(small solid bullet) Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer in selecting investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

PERFORMANCE
The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

MORTGAGE SECURITIES - INITIAL
CLASS

Calendar Years                 1989    1990    1991    1992   1993   1994   1995    1996   1997   1998

                               13.64%  10.36%  13.61%  5.45%  6.71%  1.94%  17.02%  5.43%  9.12%  5.86%




Percentage (%)
Row: 1, Col: 1, Value: 13.64
Row: 2, Col: 1, Value: 10.36
Row: 3, Col: 1, Value: 13.61
Row: 4, Col: 1, Value: 5.45
Row: 5, Col: 1, Value: 6.71
Row: 6, Col: 1, Value: 1.94
Row: 7, Col: 1, Value: 17.02
Row: 8, Col: 1, Value: 5.43
Row: 9, Col: 1, Value: 9.119999999999999
Row: 10, Col: 1, Value: 5.86

DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF MORTGAGE
SECURITIES, THE HIGHEST RETURN FOR A QUARTER WAS    6.78    % (QUARTER
ENDING    JUNE 30, 1989    ) AND THE LOWEST RETURN FOR A QUARTER WAS
   -0.75    % (QUARTER ENDING    MARCH 31, 1994    ).

AVERAGE ANNUAL RETURNS

For the periods ended          Past 1 year  Past 5 years  Past 10 years
December 31, 1998

Mortgage Securities - Initial   5.86%        7.76%         8.82%
Class

Lehman Brothers                 6.96%        7.23%         9.13%
Mortgage-Backed Securities
Index

Lipper U.S. MortgageFunds       6.08%        5.95%         8.02%
Average


The Lehman Brothers Mortgage-Backed Securities Index is a market
   value    -weighted index of 15- and 30- year fixed-rate securities
backed by mortgage pools of the Government National Mortgage Association (GNMA), Fannie Mae and the Federal Home Loan Mortgage
Corporation (FHLMC), and balloon mortgage   s     with fixed-rate
coupons.

The Lipper U.S. Mortgage Funds Average reflects the performance
(excluding sales charges) of mutual funds with similar objectives.

FEE TABLE

The following table describes the fees and expenses that are incurred when you buy, hold or sell Initial Class shares of the fund. The annual class operating expenses provided below for Initial Class are
based on historical expenses   , adjusted to reflect current fees.

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Sales charge (load) on        None
purchases and reinvested
distributions

Deferred sales charge (load)  None
on redemptions


ANNUAL CLASS OPERATING EXPENSES (PAID FROM CLASS ASSETS)

Management fee                0.44%

Distribution and Service      None
(12b-1) fee

Other expenses                0.28%

Total annual class operating  0.72%
expensesA


A EFFECTIVE MARCH 31, 1997, FMR HAS VOLUNTARILY AGREED TO REIMBURSE
INITIAL CLASS OF    THE FUND     TO THE EXTENT THAT TOTAL OPERATING
EXPENSES (EXCLUDING INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF ITS AVERAGE NET ASSETS, EXCEED 0.75%. THIS ARRANGEMENT CAN BE TERMINATED BY FMR AT ANY TIME.

This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that Initial Class's annual return is 5% and that your shareholder fees and Initial Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

1 year    $ 74

3 years   $ 230

5 years   $ 401

10 years  $ 894


FUND BASICS


INVESTMENT DETAILS

INVESTMENT OBJECTIVE

ADVISOR MORTGAGE SECURITIES FUND seeks a high level of current income,
consistent with prudent investment risk.    In seeking current income,
the     fund may also consider the potential for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

FMR normally invests at least 65% of the fund's total assets in investment-grade mortgage-related securities. FMR may also invest the fund's assets in U.S. Government securities and instruments related to U.S. Government securities.

FMR uses the Lehman Brothers Mortgage-Backed Securities Index as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of October 31, 1998, the dollar-weighted average maturity of
the fund and the index was approximately    4.3     and    5.4
years, respectively. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates the fund's assets among different market sectors (for example, fixed-rate or adjustable rate mortgages) and different maturities based on its view of the relative value of each sector or maturity.

In buying and selling securities for the fund, FMR analyzes a security's structural features, current price compared to its estimated long-term value, and any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

In order to earn additional income for the fund, FMR may use a trading strategy that involves selling mortgage securities and simultaneously agreeing to purchase similar securities on a later date at a set price. This trading strategy may result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

U.S. GOVERNMENT SECURITIES are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

MORTGAGE SECURITIES are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage securities may be U.S. Government securities or issued by a bank or other financial institution.

PRINCIPAL INVESTMENT RISKS

Many factors affect the fund's performance. The fund's yield and share price change daily based on changes in interest rates and market conditions and in response to other economic, political or financial developments. The fund's reaction to these developments will be affected by the types and maturities of the securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The following factors may significantly affect the fund's performance:

INTEREST RATE CHANGES. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

PREPAYMENT. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment generally offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities.

In response to market, economic, political or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's
performance    and the fund may not achieve its investment
objective    .

FUNDAMENTAL INVESTMENT POLICIES

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

ADVISOR MORTGAGE SECURITIES FUND seeks a high level of current income, consistent with prudent investment risk, by investing primarily in mortgage-related securities. In seeking current income, the fund may also consider the potential for capital gain.

VALUING SHARES

The fund is open for business each day the New York Stock Exchange
(NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity(registered trademark) normally calculates Initial Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission(SEC). The fund's assets are valued as of this time for the purpose of computing Initial Class's NAV.

To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of information furnished by a pricing service or market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations or information furnished by a pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the
exchange or market on which the security is principally traded   ,
that security may be valued by another method that the Board of
Trustees believes accurately reflects fair value.    A security's
valuation may differ depending on the method used for determining value.

SHAREHOLDER INFORMATION


BUYING AND SELLING SHARES

GENERAL INFORMATION

Fidelity Investments(registered trademark) was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.

In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, Fidelity Brokerage
Services, Inc. (FBSI). Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

For account, product and service information, please use the following Web site and phone numbers:

(small solid bullet) For information over the Internet, visit
Fidelity's Web site at www.fidelity.com.

(small solid bullet) For accessing account information automatically by phone, use TouchTone Xpress(registered trademark), 1-800-544-5555.

(small solid bullet) For exchanges and redemptions, 1-800-544-7777.

(small solid bullet) For account assistance, 1-800-544-6666.

(small solid bullet) For mutual fund and retirement information, 1-800-544-8888.

(small solid bullet) For brokerage information, 1-800-544-7272.

(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired, 1-800-544-0118 (9:00 a.m.-9:00 p.m. Eastern time).

Please use the following addresses:

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75   03    9-5517

You may buy or sell Initial Class shares of the fund through a retirement account or an investment professional. If you invest through a retirement account or an investment professional, the procedures for buying, selling and exchanging Initial Class shares of the fund and the account features and policies may differ. Additional fees may also apply to your investment in Initial Class shares of the fund, including a transaction fee if you buy or sell Initial Class shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.

The different ways to set up (register) your account with Fidelity are listed in the following table.

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS

RETIREMENT
FOR TAX-ADVANTAGED RETIREMENT SAVINGS

(solid bullet) TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)
(solid bullet) ROTH IRAS
(solid bullet) ROTH CONVERSION IRAS
(solid bullet) ROLLOVER IRAS
(solid bullet) 401(K) PLANS, AND CERTAIN OTHER 401(A)-QUALIFIED PLANS (solid bullet) KEOGH PLANS
(solid bullet) SIMPLE IRAS
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS)
(solid bullet) SALARY REDUCTION SEP-IRAS (SARSEPS)
(solid bullet) 403(B) CUSTODIAL ACCOUNTS
(solid bullet) DEFERRED COMPENSATION PLANS (457 PLANS)

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS

TRUST
FOR MONEY BEING INVESTED BY A TRUST

BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS OR
OTHER GROUPS

BUYING SHARES

Effective the close of business on February 28, 1997, the fund's Initial Class shares are no longer available to new accounts. Initial Class shareholders, including participants in an employee benefit plan which offered the fund on or prior to that date (except participants in an employee benefit plan for which an affiliate of FMR maintains the accounts at the participant level other than pursuant to a recordkeeping agreement), may buy additional Initial Class shares of the fund.

The price to buy one share of Initial Class is the class's NAV.
Initial Class shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your investment is received in proper form.

Short-term or excessive trading into and out of the fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity funds, and accounts under common ownership or control.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.
When you place an order to buy shares, note the following:

(small solid bullet) All of your purchases must be made in U.S.
dollars and checks must be drawn on U.S. banks.

(small solid bullet) Fidelity does not accept cash.

(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.

(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.

(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the class is priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

MINIMUMS

TO OPEN AN ACCOUNT                        $2,500

For certain Fidelity retirement accountsA $250

TO ADD TO AN ACCOUNT                      $250

Through regular investment plans          $100

MINIMUM BALANCE                           $2,000

For certain Fidelity retirement accountsA $500

A FIDELITY TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.

There is no minimum account balance or initial or subsequent purchase minimum for certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts. In addition, the fund may waive or lower purchase minimums in other circumstances.

KEY INFORMATION

PHONE 1-800-544-7777         TO OPEN AN ACCOUNT
                             (small solid bullet) Exchange
                             from another Fidelity fund.
                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Exchange
                             from another Fidelity fund.
                             (small solid bullet) Use
                             Fidelity Money
                             Line(registered trademark)
                             to transfer from your bank
                             account.

INTERNET WWW.FIDELITY.COM    TO OPEN AN ACCOUNT
                             (small solid bullet) Complete
                             and sign the application.
                             Make your check payable to
                             the complete name of the
                             fund. Mail to the address
                             under "Mail" below.
                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Exchange
                             from another Fidelity fund.
                             (small solid bullet) Use
                             Fidelity Money Line to
                             transfer from your bank
                             account.

MAIL FIDELITY INVESTMENTS    TO OPEN AN ACCOUNT
P.O. BOX 770001 CINCINNATI,  (small solid bullet) Complete
OH 45277-0002                and sign the application.
                             Make your check payable to
                             the complete name of the
                             fund and note the applicable
                             class. Mail to the address
                             at left.
                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Make
                             your check payable to the
                             complete name of the fund
                             and note the applicable
                             class. Indicate your fund
                             account number on your check
                             and mail to the address at
                             left.
                             (small solid bullet) Exchange
                             from another Fidelity fund.
                             Send a letter of instruction
                             to the address at left,
                             including your name, the
                             funds' names, the applicable
                             class names, the fund
                             account numbers, and the
                             dollar amount or number of
                             shares to be exchanged.

IN PERSON                    TO OPEN AN ACCOUNT
                             (small solid bullet) Bring
                             your application and check
                             to a Fidelity Investor
                             Center. Call 1-800-544-9797
                             for the center nearest you.
                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Bring
                             your check to a Fidelity
                             Investor Center. Call
                             1-800-544-9797 for the
                             center nearest you.

WIRE                         TO OPEN AN ACCOUNT
                             (small solid bullet) Call
                             1-800-544-7777 to set up
                             your account and arrange a
                             wire transaction.
                             (small solid bullet) Wire
                             within 24 hours to: Bankers
                             Trust Company, Bank Routing
                             # 021001033,  Account #
                             00163053.
                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your new
                             fund account number and your
                             name.
                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Wire to:
                             Bankers Trust Company, Bank
                             Routing # 021001033, Account
                             # 00163053.
                             (small solid bullet) Specify
                             the complete name of the
                             fund, note the applicable
                             class, and include your fund
                             account number and your name.

AUTOMATICALLY                TO OPEN AN ACCOUNT
                             (small solid bullet) Not
                             available.
                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Use
                             Fidelity Automatic Account
                             Builder(registered
                             trademark) or Direct Deposit.
                             (small solid bullet) Use
                             Fidelity Automatic Exchange
                             Service to exchange from a
                             Fidelity money market fund.

SELLING SHARES

The price to sell one share of Initial Class is the class's NAV.

   If appropriate to protect shareholders, the fund may impose a redemption fee (trading fee) on redemptions from the fund.

Your shares will be sold at the next NAV calculated after your order is received in proper form.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) You wish to sell more than $100,000 worth of shares;

(small solid bullet) Your account registration has changed within the last 30 days;

(small solid bullet) The check is being mailed to a different address than the one on your account (record address);

(small solid bullet) The check is being made payable to someone other than the account owner; or

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.

(small solid bullet) Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.

(small solid bullet) Remember to keep Initial Class shares in your account to be eligible to purchase additional Initial Class shares of the fund.

(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

(small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash if the Board of Trustees determines it is in the best interests of the fund.

(small solid bullet) If you sell shares of the fund by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.

(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.

(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.

KEY INFORMATION

PHONE 1-800-544-7777        (small solid bullet) Call the
                            phone number at left to
                            initiate a wire transaction
                            or to request a check for
                            your redemption.
                            (small solid bullet) Use
                            Fidelity Money Line to
                            transfer to your bank account.
                            (small solid bullet) Exchange
                            to another Fidelity fund.
                            Call the phone number at left.

INTERNET WWW.FIDELITY.COM   (small solid bullet) Exchange
                            to another Fidelity fund.
                            (small solid bullet) Use
                            Fidelity Money Line to
                            transfer to your bank account.

MAIL FIDELITY INVESTMENTS   INDIVIDUAL, JOINT TENANT,
P.O. BOX 660602 DALLAS, TX  SOLE PROPRIETORSHIP, UGMA,
75266-0602                  UTMA
                            (small solid bullet) Send a
                            letter of instruction to the
                            address at left, including
                            your name, the fund's name,
                            the applicable class name,
                            your fund account number,
                            and the dollar amount or
                            number of shares to be sold.
                            The letter of instruction
                            must be signed by all
                            persons required to sign for
                            transactions, exactly as
                            their names appear on the
                            account.

                            RETIREMENT ACCOUNT
                            (small solid bullet) The
                            account owner should
                            complete a retirement
                            distribution form. Call
                            1-800-544-6666 to request one.

                            TRUST
                            (small solid bullet) Send a
                            letter of instruction to the
                            address at left, including
                            the trust's name, the fund's
                            name, the applicable class
                            name, the trust's fund
                            account number, and the
                            dollar amount or number of
                            shares to be sold. The
                            trustee must sign the letter
                            of instruction indicating
                            capacity as trustee. If the
                            trustee's name is not in the
                            account registration,
                            provide a copy of the trust
                            document certified within
                            the last 60 days.

                            BUSINESS OR ORGANIZATION
                            (small solid bullet) Send a
                            letter of instruction to the
                            address at left, including
                            the firm's name, the fund's
                            name, the applicable class
                            name, the firm's fund
                            account number, and the
                            dollar amount or number of
                            shares to be sold. At least
                            one person authorized by
                            corporate resolution to act
                            on the account must sign the
                            letter of instruction.
                            (small solid bullet) Include
                            a corporate resolution with
                            corporate seal or a
                            signature guarantee.

                            EXECUTOR, ADMINISTRATOR,
                            CONSERVATOR, GUARDIAN
                            (small solid bullet) Call
                            1-800-544-6666 for
                            instructions.

IN PERSON                   INDIVIDUAL, JOINT TENANT,
                            SOLE PROPRIETORSHIP, UGMA,
                            UTMA
                            (small solid bullet) Bring a
                            letter of instruction to a
                            Fidelity Investor Center.
                            Call 1-800-544-9797 for the
                            center nearest you. The
                            letter of instruction must
                            be signed by all persons
                            required to sign for
                            transactions, exactly as
                            their names appear on the
                            account.

                            RETIREMENT ACCOUNT
                            (small solid bullet) The
                            account owner should
                            complete a retirement
                            distribution form. Visit a
                            Fidelity Investor Center to
                            request one. Call
                            1-800-544-9797 for the
                            center nearest you.

                            TRUST
                            (small solid bullet) Bring a
                            letter of instruction to a
                            Fidelity Investor Center.
                            Call 1-800-544-9797 for the
                            center nearest you. The
                            trustee must sign the letter
                            of instruction indicating
                            capacity as trustee. If the
                            trustee's name is not in the
                            account registration,
                            provide a copy of the trust
                            document certified within
                            the last 60 days.

                            BUSINESS OR ORGANIZATION
                            (small solid bullet) Bring a
                            letter of instruction to a
                            Fidelity Investor Center.
                            Call 1-800-544-9797 for the
                            center nearest you. At least
                            one person authorized by
                            corporate resolution to act
                            on the account must sign the
                            letter of instruction.
                            (small solid bullet) Include
                            a corporate resolution with
                            corporate seal or a
                            signature guarantee.

                            EXECUTOR, ADMINISTRATOR,
                            CONSERVATOR, GUARDIAN
                            (small solid bullet) Visit a
                            Fidelity Investor Center for
                            instructions. Call
                            1-800-544-9797 for the
                            center nearest you.

AUTOMATICALLY               (small solid bullet) Use
                            Personal Withdrawal Service
                            to set up periodic
                            redemptions from your account.

CHECK                       (small solid bullet) Write a
                            check to sell shares from
                            your account.

EXCHANGING SHARES

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As an Initial Class shareholder, you have the privilege of exchanging Initial Class shares for shares of Fidelity funds. You may also exchange your Initial Class shares for Institutional Class shares of the fund if you meet the purchase eligibility requirements for Institutional Class shares.

However, you should note the following policies and restrictions governing exchanges:

(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.

(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund or class, read its prospectus.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) The fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year.

(small solid bullet) The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

(small solid bullet) The fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

The fund may terminate or modify the exchange privilege in the future.

Other funds may have different exchange restrictions, and may impose administrative fees of up to 1.00% and trading fees of up to 3.00% of the amount exchanged. Check each fund's prospectus for details.

ACCOUNT FEATURES AND POLICIES

FEATURES

The following features are available to buy and sell shares of the fund.

AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.


FIDELITY AUTOMATIC ACCOUNT
BUILDER TO MOVE MONEY FROM
YOUR BANK ACCOUNT TO A
FIDELITY FUND.

MINIMUM                        FREQUENCY               PROCEDURES
$100                           Monthly or quarterly    (small solid bullet) To set
                                                       up for a new account,
                                                       complete the appropriate
                                                       section on the fund
                                                       application.
                                                       (small solid bullet) To set
                                                       up for existing accounts,
                                                       call 1-800-544-6666 or visit
                                                       Fidelity's Web site for an
                                                       application.
                                                       (small solid bullet) To make
                                                       changes, call 1-800-544-6666
                                                       at least three business days
                                                       prior to your next scheduled
                                                       investment date.

DIRECT DEPOSIT TO SEND ALL OR
A PORTION OF YOUR PAYCHECK
OR GOVERNMENT CHECK TO A
FIDELITY FUND.A

MINIMUM                        FREQUENCY               PROCEDURES
$100                           Every pay period        (small solid bullet) To set
                                                       up for a new account, check
                                                       the appropriate box on the
                                                       fund application.
                                                       (small solid bullet) To set
                                                       up for an existing account,
                                                       call 1-800-544-6666 or visit
                                                       Fidelity's Web site for an
                                                       authorization form.
                                                       (small solid bullet) To make
                                                       changes you will need a new
                                                       authorization form. Call
                                                       1-800-544-6666 or visit
                                                       Fidelity's Web site to
                                                       obtain one.

A BECAUSE ITS SHARE PRICE
FLUCTUATES, THE FUND MAY NOT
BE AN APPROPRIATE CHOICE FOR
DIRECT DEPOSIT OF YOUR
ENTIRE CHECK.

FIDELITY AUTOMATIC EXCHANGE
SERVICE TO MOVE MONEY FROM A
FIDELITY MONEY MARKET FUND
TO ANOTHER FIDELITY FUND.

MINIMUM                        FREQUENCY               PROCEDURES
$100                           Monthly, bimonthly,     (small solid bullet) To set
                               quarterly, or annually  up, call 1-800-544-6666
                                                       after both accounts are
                                                       opened.
                                                       (small solid bullet) To make
                                                       changes, call 1-800-544-6666
                                                       at least three business days
                                                       prior to your next scheduled
                                                       exchange date.



PERSONAL WITHDRAWAL SERVICE
TO SET UP PERIODIC
REDEMPTIONS FROM YOUR
ACCOUNT TO YOU OR TO YOUR
BANK ACCOUNT.

FREQUENCY                            PROCEDURES
Monthly                              (small solid bullet) To set
                                     up, call 1-800-544-6666.
                                     (small solid bullet) To make
                                     changes, call Fidelity at
                                     1-800-544-6666 at least
                                     three business days prior to
                                     your next scheduled
                                     withdrawal date.

OTHER FEATURES. The following otherfeatures are also available to buy and sell shares of the fund.

WIRE
TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.

(small solid bullet) You must sign up for the Wire feature before using it. Complete the appropriate section on the application when opening your account, or call 1-800-544-7777 to add the feature after your account is opened. Call 1-800-544-7777 before your first use to verify that this feature is set up on your account.

(small solid bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

FIDELITY MONEY LINE
TO TRANSFER MONEY BY PHONE BETWEEN YOUR BANK ACCOUNT AND YOUR FUND
ACCOUNT.

(small solid bullet) You must sign up for the Money Line feature before using it. Complete the appropriate section on the application and then call 1-800-544-7777 or visit Fidelity's Web site before your first use to verify that this feature is set up on your account.

(small solid bullet) Most transfers are complete within three business days of your call.

(small solid bullet) Maximum purchase: $100,000

FIDELITY ON-LINE XPRESS+(registered trademark)
TO MANAGE YOUR INVESTMENTS THROUGH YOUR PC.

CALL 1-800-544-7272 OR VISIT FIDELITY'S WEB SITE FOR MORE INFORMATION. (small solid bullet) For account balances and holdings;

(small solid bullet) To review recent account history;

(small solid bullet) For mutual fund and brokerage trading; and

(small solid bullet) For access to research and analysis tools.

FIDELITY WEB XPRESS(registered trademark)
TO ACCESS AND MANAGE YOUR ACCOUNT OVER THE INTERNET AT FIDELITY'S WEB
SITE.

(small solid bullet) For account balances and holdings;

(small solid bullet) To review recent account history;

(small solid bullet) To obtain quotes;

(small solid bullet) For mutual fund and brokerage trading; and

(small solid bullet) To access third-party research on companies, stocks, mutual funds and the market.

TOUCHTONE XPRESS
TO ACCESS AND MANAGE YOUR ACCOUNT AUTOMATICALLY BY PHONE.

CALL 1-800-544-5555.

(small solid bullet) For account balances and holdings;

(small solid bullet) For mutual fund and brokerage trading;

(small solid bullet) To obtain quotes;

(small solid bullet) To review orders and mutual fund activity; and

(small solid bullet) To change your personal identification number
(PIN).

CHECKWRITING
TO REDEEM SHARES FROM YOUR ACCOUNT.

(small solid bullet) To set up, complete the appropriate section on the application.

(small solid bullet) All account owners must sign a signature card to receive a checkbook.

(small solid bullet) You may write an unlimited number of checks.

(small solid bullet) Minimum check amount: $500.

(small solid bullet) Do not try to close out your account by check.

(small solid bullet) To obtain more checks, call Fidelity at 1-800-544-6666.

POLICIES

The following policies apply to you as a shareholder.

STATEMENTS AND REPORTS that Fidelity sends to you include the following:

(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

(small solid bullet) Monthly or quarterly account statements
(detailing account balances and all transactions completed during the prior month or quarter).

(small solid bullet) Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you have more
than one account in the fund. Call Fidelity    at     1-800-544-8544
if you need additional copies of financial reports    or
prospectuse    s.

Electronic copies of most financial reports and prospectuses are available at Fidelity's Web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's Web site for more information.

You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions.

Fidelity may deduct an ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets with Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating accounts with Fidelity maintained by Fidelity Service Company, Inc. or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.

If your ACCOUNT BALANCE falls below $2,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed.

Fidelity may charge a FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The fund earns interest, dividends and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions.

The fund normally declares dividends daily and pays them monthly. The fund normally pays capital gains distributions in December.

EARNING DIVIDENDS

Initial Class shares begin to earn dividends on the first business day following the day of purchase.
Shares of the fund earn dividends until, but not including, the next business day following the day of redemption.

DISTRIBUTION OPTIONS

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for Initial Class's distributions:

1. REINVESTMENT OPTION. Your dividends and capital gains distributions will be automatically reinvested in additional Initial Class shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. INCOME-EARNED OPTION. Your capital gains distributions will be automatically reinvested in additional Initial Class shares of the fund. Your dividends will be paid in cash.

3. CASH OPTION. Your dividends and capital gains distributions will be paid in cash.

4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gains distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional Initial Class shares of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

TAX CONSEQUENCES

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

TAXES ON DISTRIBUTIONS. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains.

If a fund's distributions exceed its income and capital gains realized
in any year   ,     all or a portion of those distributions may be
treated as a return of capital to shareholders for tax purposes. A return of capital will generally not be taxable to you, but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.

If you buy shares when a fund has realized but not yet distributed capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

TAXES ON TRANSACTIONS. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund is the difference between the cost of your shares and the price you receive when you sell them.

FUND SERVICES


FUND MANAGEMENT

Advisor Mortgage Securities is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager.

As of    December 31, 1998,     FMR had approximately $   529
    billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New
Hampshire, serve   s     as sub-adviser for the fund.    FIMM is
primarily responsible for choosing investments for the fund.

   FIMM is an affiliate of FMR. As of December 31, 1998, FIMM had approximately $99 billion in discretionary assets under management.

The fund could be adversely affected if the computer systems used by FMR and other service providers do not properly process and calculate date-related information from and after January 1, 2000. FMR has advised the fund that it is actively working on necessary changes to its computer systems and expects that its systems, and those of other major service providers, will be modified prior to January 1, 2000. However, there can be no assurance that there will be no adverse impact on the fund.

Thomas Silvia is manager of Advisor Mortgage Securities. He had been a
co-manager of the fund since February 1997. Mr. Silv   i    a joined
Fidelity as a senior mortgage trader in 1993. Previously, he was a quantitative analyst with Donaldson, Lufkin & Jenrette in New York from 1990 to 1993.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

The fund pays a management fee to FMR.

The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase.

For October 1998, the group fee rate was    0.1353    %. The
individual fund fee rate is    0.30    %.

The total management fee for the fiscal year ended October 31, 1998,
was    0.44    % of the fund's average net assets.

FMR pays FIMM, FMR U.K. and FMR Far East for providing assistance with investment advisory services.

FMR may, from time to time, agree to reimburse each class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated by FMR at any time, can decrease a class's expenses and boost its performance.

FUND DISTRIBUTION

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes Initial Class's shares.

Initial Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or shareholder support services. FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Initial Class.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Advisor funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related Statement of Additional Information (SAI), in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This Prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell or to buy shares of the fund to any person to whom it is unlawful to make such offer.

APPENDIX


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand Initial Class's financial history for the past 5 years. Certain information reflects financial results for a single class share. Total returns for each period include the reinvestment of all dividends and distributions. This information has been audited by
   PricewaterhouseCoopers LLP,     independent accountants, whose
report, along with the fund's financial highlights and financial statements, are included in the fund's Annual Report. A free copy of the Annual Report is available upon request.


SELECTED PER-SHARE DATA

Years ended October 31         1998       1997G      1997F      1996F      1995F      1994F

Net asset value, beginning     $ 11.020   $ 11.050   $ 10.780   $ 10.890   $ 10.580   $ 10.910
of period

Income from Investment
Operations

 Net investment income          .700D      .176D      .678D      .729       .772       .570

 Net realized and               (.056)     .047       .391       (.015)     .325       (.242)
unrealized gain (loss)

 Total from investment          .644       .223       1.069      .714       1.097      .328
operations

Less Distributions

 From net investment income     (.664)     (.173)     (.689)     (.724)     (.737)     (.588)

 From net realized gain         (.030)     (.080)     (.110)     (.100)     --         (.040)

 In excess of net realized     --         --         --         --         (.050)     (.030)
gain

 Total distributions           (.694)     (.253)     (.799)     (.824)     (.787)     (.658)

Net asset value, end of       $ 10.970   $ 11.020   $ 11.050   $ 10.780   $ 10.890   $ 10.580
period

Total returnB,C                5.99%      2.05%      10.34%     6.72%      10.88%     3.13%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period     $ 459,212  $ 494,304  $ 506,113  $ 488,162  $ 416,241  $ 365,801
(000 omitted)

Ratio of expenses to           .71%       .72%A      .73%       .74%       .77%       .79%
average net assets

Ratio of expenses to           .71%       .72%A      .73%       .73%E      .77%       .79%
average net assets after
expense reductions

Ratio of net investment        6.34%      6.36%A     6.26%      6.75%      7.37%      6.73%
income to average net assets

Portfolio turnover             262%       125%A      149%       221%       329%       563%



   A ANNUALIZED
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.
   F YEAR ENDED JULY 31
   G THREE MONTHS ENDED OCTOBER 31, 1997








You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a
discussion of the fund's    holdings and recent market conditions and
the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-800-544-8544, or visit Fidelity's Web site at www.fidelity.com.

The SAI, the fund's annual and semi-annual reports and other related materials are available on the SEC's Internet Web site (http://www.sec.gov). You can obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER, 811-4707

Fidelity Investments & (Pyramid) Design, Fidelity, Fidelity
Investments, TouchTone Xpress, Fidelity Money Line, Fidelity Automatic
Account Builder,    F    idelity On-Line Xpress+, Fidelity Web Xpress
and Directed Dividends are registered trademarks of FMR Corp.
The third party marks appearing above are the marks of their respective owners.

1.540189.101 MOR-pro-0299




FIDELITY ADVISOR FUNDSSM
CLASS A, CLASS T, CLASS B, CLASS C, INSTITUTIONAL CLASS, AND INITIAL
CLASS

STATEMENT OF ADDITIONAL INFORMATION

FEBRUARY 26, 1999

This Statement of Additional Information (SAI) is not a prospectus. Portions of the funds' Annual Reports are incorporated herein. The Annual Reports are supplied with this SAI.

For the Initial Class of Fidelity Advisor Strategic Opportunities Fund and Fidelity Advisor Mortgage Securities Fund, to obtain a free additional copy of a Prospectus, dated February 26, 1999, or Annual Report, please call Fidelity(registered trademark) at 1-800-544-8544. For Class A, Class T, Class B, Class C and Institutional Class of all funds, to obtain a free additional copy of a Prospectus, dated February 26, 1999, or Annual Report, please call Fidelity at 1-888-622-3175.

TABLE OF CONTENTS               PAGE

Investment Policies and         3
Limitations

Special Considerations          31
Regarding Africa

Special Considerations          31
Regarding Canada

Special Considerations          31
Regarding Europe

Special Considerations          34
Regarding Asia

Special Considerations          40
Regarding Latin America

Special Considerations          42
Regarding the Russian
Federation

Portfolio Transactions          43

Valuation                       55

Performance                     56

Prior Performance of Similar    232
Funds

Additional Purchase, Exchange   244
and Redemption Information

Distributions and Taxes         246

Trustees and Officers           247

Control of Investment Advisers  259

Management Contracts            259

Distribution Services           273

Transfer and Service Agent      310
Agreements

Description of the Trusts       313

Financial Statements            314

Appendix                        314


For more information on any Fidelity fund, including charges and expenses, call Fidelity at the number indicated above for a free prospectus. Read it carefully before you invest or send money.

ACOM-ptb-0299
1.469556.101

(fidelity_logo_graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

   INTERNATIONAL FUNDS
   Fidelity Advisor Latin America Fund
   Fidelity Advisor Japan Fund
   Fidelity Advisor Europe Capital Appreciation Fund
   Fidelity Advisor International Capital Appreciation Fund
   Fidelity Advisor Overseas Fund
   Fidelity Advisor Diversified International Fund
   Fidelity Advisor Global Equity Fund

   GROWTH FUNDS
   Fidelity Advisor TechnoQuantSM Growth Fund
   Fidelity Advisor Small Cap Fund
   Fidelity Advisor Strategic Opportunities Fund
   Fidelity Advisor Mid Cap Fund
   Fidelity Advisor Retirement Growth Fund
   Fidelity Advisor Equity Growth Fund
   Fidelity Advisor Large Cap Fund
   Fidelity Advisor Dividend Growth Fund
   Fidelity Advisor Growth Opportunities Fund

   GROWTH AND INCOME FUNDS
   Fidelity Advisor Growth & Income Fund
   Fidelity Advisor Equity Income Fund
   Fidelity Advisor Asset Allocation Fund
   Fidelity Advisor Balanced Fund

   TAXABLE INCOME FUNDS
   Fidelity Advisor Emerging Markets Income Fund
   Fidelity Advisor High Yield Fund
   Fidelity Advisor Strategic Income Fund
   Fidelity Advisor Government Investment Fund
   Fidelity Advisor Mortgage Securities Fund
   Fidelity Advisor Intermediate Bond Fund
   Fidelity Advisor Short Fixed-Income Fund

   MUNICIPAL FUNDS
   Fidelity Advisor Municipal Income Fund
   Fidelity Advisor Intermediate Municipal Income Fund

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

INVESTMENT LIMITATIONS OF ADVISOR LATIN AMERICA FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund may purchase the securities of any issuer if, as a result, no more than 35% of the fund's total assets would be invested in any industry that accounts for more than 20% of the Latin American market as a whole, as measured by an index determined by FMR to be an appropriate measure of the Latin American market;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

(vii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 27.

INVESTMENT LIMITATIONS OF ADVISOR JAPAN FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 29.

INVESTMENT LIMITATIONS OF ADVISOR EUROPE CAPITAL APPRECIATION FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 30.

INVESTMENT LIMITATIONS OF ADVISOR INTERNATIONAL CAPITAL APPRECIATION
FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 31.

INVESTMENT LIMITATIONS OF ADVISOR OVERSEAS FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED
WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 32.

INVESTMENT LIMITATIONS OF ADVISOR DIVERSIFIED INTERNATIONAL FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 33.

INVESTMENT LIMITATIONS OF ADVISOR GLOBAL EQUITY FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 34.

INVESTMENT LIMITATIONS OF ADVISOR TECHNOQUANTSM GROWTH FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 35.

INVESTMENT LIMITATIONS OF ADVISOR SMALL CAP FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 36.

INVESTMENT LIMITATIONS OF ADVISOR STRATEGIC OPPORTUNITIES FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 38.

INVESTMENT LIMITATIONS OF ADVISOR MID CAP FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 39.

INVESTMENT LIMITATIONS OF ADVISOR RETIREMENT GROWTH FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 40.

INVESTMENT LIMITATIONS OF ADVISOR EQUITY GROWTH FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite any issue of securities (to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

(5) purchase the securities of any issuer (other than obligations issued or guaranteed by the Government of the United States, its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 41.

INVESTMENT LIMITATIONS OF ADVISOR LARGE CAP FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 42.

INVESTMENT LIMITATIONS OF ADVISOR DIVIDEND GROWTH FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 43.

INVESTMENT LIMITATIONS OF ADVISOR GROWTH OPPORTUNITIES FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 44.

INVESTMENT LIMITATIONS OF ADVISOR GROWTH & INCOME FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 45.

INVESTMENT LIMITATIONS OF ADVISOR EQUITY INCOME FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except (a) by lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 46.

INVESTMENT LIMITATIONS OF ADVISOR ASSET ALLOCATION FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing and selling precious metals, or from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest more than 5% of its total assets in precious metals.

(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 47.

INVESTMENT LIMITATIONS OF ADVISOR BALANCED FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 49.

INVESTMENT LIMITATIONS OF ADVISOR EMERGING MARKETS INCOME FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(v) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi) The fund does not currently intend to lend assets other than securities to other parties, except (a) by lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitation (i), Subchapter M generally requires the fund to invest no more that 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter
M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 50.

INVESTMENT LIMITATIONS OF ADVISOR HIGH YIELD FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 51.

INVESTMENT LIMITATIONS OF ADVISOR STRATEGIC INCOME FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(3) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;

(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(v) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitation (i), Subchapter M generally requires the fund to invest no more that 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter
M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 52.

INVESTMENT LIMITATIONS OF ADVISOR GOVERNMENT INVESTMENT FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other investments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 53.

The fund has been advised that the Staff of the Securities and Exchange Commission (SEC) does not consider proprietary strips of securities issued by the U.S. Government or its agencies or instrumentalities, and privately sponsored collateralized mortgage obligations (CMOs) backed by the U.S. Government or its agencies or instrumentalities to be U.S. Government securities for purposes of investment limitation (5). Accordingly, the fund may establish the following four industry groups: (1) custodian banks for proprietary strips of obligations of the U.S. Government and its agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government; (2) custodian banks for proprietary strips of obligations of the U.S. Government and its agencies and instrumentalities that are not backed by the full faith and credit of the U.S. Government; (3) custodian banks for CMOs that are backed by the full faith and credit of the U.S. Government; (4) custodian banks for CMOs that are backed by U.S. Government agencies and instrumentalities but not by the full faith and credit of the U.S. Government. If the fund concludes that, under applicable legal principles, any of these securities is a Government security, it will exclude the security from investment limitation (5).

INVESTMENT LIMITATIONS OF ADVISOR MORTGAGE SECURITIES FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(   3    ) borrow money, except that the fund may borrow money for
temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(   4    ) underwrite securities issued by others, except to the
extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(   5    ) purchase any security if, as a result thereof, more than
25% of the value of its total assets would be invested in the securities of companies having their principal business activities in the same industry (this limitation does not apply to securities issued or guaranteed by the United States government, its agencies or instrumentalities);

(   6    ) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(   7    ) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(   8    ) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(   9    ) The fund may, notwithstanding any other fundamental
investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 54.

The fund has been advised that the Staff of the Securities and Exchange Commission (SEC) does not consider proprietary strips of securities issued by the U.S. Government or its agencies or instrumentalities, and privately sponsored collateralized mortgage obligations (CMOs) backed by the U.S. Government or its agencies or instrumentalities to be U.S. Government securities for purposes of investment limitation (5). Accordingly, the fund may establish the following four industry groups: (1) custodian banks for proprietary strips of obligations of the U.S. Government and its agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government; (2) custodian banks for proprietary strips of obligations of the U.S. Government and its agencies and instrumentalities that are not backed by the full faith and credit of the U.S. Government; (3) custodian banks for CMOs that are backed by the full faith and credit of the U.S. Government; (4) custodian banks for CMOs that are backed by U.S. Government agencies and instrumentalities but not by the full faith and credit of the U.S. Government. If the fund concludes that, under applicable legal principles, any of these securities is a Government security, it will exclude the security from investment limitation (5).

INVESTMENT LIMITATIONS OF ADVISOR INTERMEDIATE BOND FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment), in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of debt securities or to repurchase agreements).

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 56.

INVESTMENT LIMITATIONS OF ADVISOR SHORT FIXED-INCOME FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 57.

INVESTMENT LIMITATIONS OF ADVISOR MUNICIPAL INCOME FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of investment limitations (1) and (5), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 58.

INVESTMENT LIMITATIONS OF ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements; or

(9) invest in companies for the purpose of exercising control or management.

(10) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of investment limitations (1) and (5), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 59.

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.

AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

       ASSET ALLOCATION.    The stock class includes domestic and
foreign equity securities of all types (other than adjustable rate preferred stocks which are included in the bond class). FMR seeks to maximize total return within this asset class by actively allocating assets to industry sectors expected to benefit from major trends, and to individual stocks that FMR believes to have superior investment potential. When FMR selects equity securities, it considers both growth and anticipated dividend income. Securities in the stock class may include common stocks, fixed-rate preferred stocks (including convertible preferred stocks), warrants, rights, depositary receipts, securities of closed-end investment companies, and other equity securities issued by companies of any size, located anywhere in the world.

   The bond class includes all varieties of domestic and foreign fixed-income securities maturing in more than one year. FMR will seek to maximize total return within the bond class by adjusting the fund's investments in securities with different credit qualities, maturities, and coupon or dividend rates, and by seeking to take advantage of yield differentials between securities. Securities in this class may include bonds, notes, adjustable-rate preferred stocks, convertible bonds, mortgage-related and asset-backed securities, domestic and foreign government and government agency securities, zero coupon bonds, and other intermediate and long-term securities. These securities may be denominated in U.S.. dollars or foreign currency.

   The short-term/money market class includes all types of domestic and foreign short-term and money market instruments. FMR will seek to maximize total return with respect to Advisor Asset Allocation within this asset class by taking advantage of yield differentials between different instruments, issuers, and currencies. Short-term and money market instruments may include corporate debt securities, such as commercial paper and notes; government securities issued by U.S. or foreign governments or their agencies or instrumentalities; bank deposits and other financial institution obligations; repurchase agreements involving any type of security; and other similar short-term instruments. these instruments may be denominated in U.S.. dollars or foreign currency.

   FMR may use its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. The fund may also make other investments that do not fall within these classes. In making asset allocation decisions, FMR will evaluate projections of risk, market conditions, economic conditions, volatility, yields, and returns. FMR's management will use database systems to help analyze past situations and trends, research specialists in each of the asset classes to help in securities selection, portfolio management professionals to determine asset allocation and to select individual securities, and its own credit analysis as well as credit analyses provided by rating services.

ASSET-BACKED SECURITIES represent interests in pools of purchase contracts, financing leases, or sales agreements entered into by municipalities, mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

BORROWING. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

CASH MANAGEMENT. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements or shares of money market funds. Generally, these securities offer less potential for gains than other types of securities.

CENTRAL CASH FUNDS are money market funds managed by FMR or its affiliates that seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The funds comply with industry-standard requirements for money market funds regarding the quality, maturity and diversification of their investments.

COMMON STOCK represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

CONVERTIBLE SECURITIES are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

COUNTRIES NOT CONSIDERED TO HAVE EMERGING MARKETS. As of    December
31, 1998    , the following countries are not considered to have
emerging markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

DOLLAR-WEIGHTED AVERAGE MATURITY is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. When a municipal bond issuer has committed to call an issue of bonds, and has established an independent escrow account that is sufficient to, and is pledged to, refund that issue, the number of days to maturity for the pre-refunded bond is considered to be the number of days to the announced call date of the bonds. The maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

FOREIGN CURRENCY TRANSACTIONS. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

FOREIGN REPURCHASE AGREEMENTS. Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

FUNDS' RIGHTS AS SHAREHOLDERS. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third-party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred.

FUTURES AND OPTIONS. The following paragraphs pertain to futures and options: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.

COMBINED POSITIONS involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

FUTURES CONTRACTS. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Index (S&P 500) or the Bond Buyer Municipal Bond Index. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

Futures may be based on foreign indexes such as the CAC 40 (France), DAX 30 (Germany), EuroTop 100 (Europe), IBEX (Spain), FTSE 100 (United Kingdom), All Ordinary (Australia), Hang Seng (Hong Kong), and Nikkei 225, Nikkei 300 and TOPIX (Japan).

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. Each fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets. The funds intend to comply with Rule
4.5 under the Commodity Exchange Act, which limits the extent to which the funds can commit assets to initial margin deposits and option premiums.

In addition, each equity fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

In addition, each bond fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

Each bond fund further limits its options and futures investments to options and futures contracts relating to U.S. Government securities.

The above limitations on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.

LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

WRITING PUT AND CALL OPTIONS. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

ILLIQUID SECURITIES cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

INDEXED SECURITIES are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Indexed securities may have principal payments as well as coupon payments that depend on the performance of one or more interest rates. Their coupon rates or principal payments may change by several percentage points for every 1% interest rate change.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. Advisor Municipal Income and Advisor Intermediate Municipal Income currently intend to participate in this program as borrowers. A fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

INVERSE FLOATERS have variable interest rates that typically move in the opposite direction from movements in prevailing short-term interest rate levels - rising when prevailing short-term interest rates fall, and vice versa. The prices of inverse floaters can be considerably more volatile than the prices of bonds with comparable maturities.

INVESTMENT-GRADE DEBT SECURITIES. Investment-grade debt securities are medium and high-quality securities. Some may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. A debt security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service, Standard & Poor's, Duff & Phelps Credit Rating Co., or Fitch IBCA Inc., or is unrated but considered to be of equivalent quality by FMR.

ISSUER LOCATION. FMR determines where an issuer    is     located by
looking at such factors as the issuer's country of organization, the primary trading market for the issuer's securities, and the location of the issuer's assets, personnel, sales, and earnings. The issuer of a security is considered to be located in a particular country if (1) the security is issued or guaranteed by the government of the country or any of its agencies, political subdivisions, or instrumentalities;
(2) the security has its primary trading market in that country; or
(3) the issuer is organized under the laws of that country, derives at least 50% of its revenues or profits from goods sold, investments made, or services performed in the country, or has at least 50% of its assets located in the country.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

LOWER-QUALITY DEBT SECURITIES. Lower-quality debt securities have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

MORTGAGE SECURITIES are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

In order to earn additional income for a fund, FMR may use a trading strategy that involves selling mortgage securities and simultaneously agreeing to purchase similar securities on a later date at a set price. This trading strategy may result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

MUNICIPAL INSURANCE. A municipal bond may be covered by insurance that guarantees the bond's scheduled payment of interest and repayment of principal. This type of insurance may be obtained by either (i) the issuer at the time the bond is issued (primary market insurance), or
(ii) another party after the bond has been issued (secondary market insurance).

Both primary and secondary market insurance guarantee timely and scheduled repayment of all principal and payment of all interest on a municipal bond in the event of default by the issuer, and cover a municipal bond to its maturity, enhancing its credit quality and value.

Municipal bond insurance does not insure against market fluctuations or fluctuations in a fund's share price. In addition, a municipal bond insurance policy will not cover: (i) repayment of a municipal bond before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond, or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal bond issue whereby part of the municipal bond issue may be retired before maturity.

Because a significant portion of the municipal securities issued and outstanding is insured by a small number of insurance companies, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole.

FMR may decide to retain an insured municipal bond that is in default, or, in FMR's view, in significant risk of default. While a fund holds a defaulted, insured municipal bond, the fund collects interest payments from the insurer and retains the right to collect principal from the insurer when the municipal bond matures, or in connection with a mandatory sinking fund redemption.

PRINCIPAL MUNICIPAL BOND INSURERS. The various insurance companies providing primary and secondary market insurance policies for municipal bonds are described below. Ratings reflect each respective rating agency's assessment of the creditworthiness of an insurer and the insurer's ability to pay claims on its insurance policies at the time of the assessment.

Ambac Assurance Corp., a wholly-owned subsidiary of Ambac Financial Group Inc., is authorized to provide bond insurance in the 50 U.S. states, the District of Columbia, and the Commonwealth of Puerto Rico. Bonds insured by Ambac Assurance Corp. are rated "Aaa" by Moody's Investor Service and "AAA" by Standard & Poor's.

Connie Lee Insurance Co. is a wholly-owned subsidiary of Connie Lee Holdings Inc., which is a wholly-owned subsidiary of Ambac Assurance Corp. All losses incurred by Connie Lee Insurance Co. that would cause its statutory capital to drop below $75 million would be covered by Ambac Assurance Corp. Connie Lee Insurance Co. is authorized to provide bond insurance in 49 U.S. states, the District of Columbia, and the Commonwealth of Puerto Rico. Bonds insured by Connie Lee Insurance Co. are rated "AAA" by Standard & Poor's.

Financial Guaranty Insurance Co. (FGIC), a wholly-owned subsidiary of GE Capital Services, is authorized to provide bond insurance in the 50 U.S. states and the District of Columbia. Bonds insured by FGIC are rated "Aaa" by Moody's Investor Service and "AAA" by Standard &
Poor's.

Financial Security Assurance Inc. (FSA), a wholly-owned subsidiary of Financial Security Assurance Holdings Ltd., is authorized to provide bond insurance in 49 U.S. states, the District of Columbia, and three U.S. territories. Bonds insured by FSA are rated "Aaa" by Moody's Investor Service and "AAA" by Standard & Poor's.

Municipal Bond Investors Assurance Corp. (MBIA Insurance Corp.), a wholly-owned subsidiary of MBIA Inc., a publicly-owned company, is authorized to provide bond insurance in the 50 U.S. states, the District of Columbia, and the Commonwealth of Puerto Rico. Bonds insured by MBIA Insurance Corp. are rated "Aaa" by Moody's Investor Service and "AAA" by Standard & Poor's.

MUNICIPAL LEASES and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally, a fund will not hold these obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives the purchaser a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the issue.

Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations. If a municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.

MUNICIPAL MARKET DISRUPTION RISK. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of a municipal fund's distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund's holdings would be affected and the Trustees would reevaluate the fund's investment objectives and policies. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund.

EDUCATION. In general, there are two types of education-related bonds; those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

ELECTRIC UTILITIES. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects of conservation on energy demand,
(d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.

HEALTH CARE. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.

HOUSING. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.

TRANSPORTATION. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

WATER AND SEWER. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.

PREFERRED STOCK is a class of equity or ownership in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

PUT FEATURES entitle the holder to sell a security back to the issuer at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Demand features and standby commitments are types of put features.

REAL ESTATE INVESTMENT TRUSTS. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

REFUNDING CONTRACTS. Securities may be purchased on a when-issued basis in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts require the issuer to sell and a purchaser to buy refunded municipal obligations at a stated price and yield on a settlement date that may be several months or several years in the future. A purchaser generally will not be obligated to pay the full purchase price if the issuer fails to perform under a refunding contract. Instead, refunding contracts generally provide for payment of liquidated damages to the issuer. A purchaser may secure its obligations under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provisions of the refunding contract.

REPURCHASE AGREEMENTS involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.

RESTRICTED SECURITIES are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and a fund's yield and may be viewed as a form of leverage.

SECURITIES OF OTHER INVESTMENT COMPANIES, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

SECURITIES LENDING. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange and a subsidiary of FMR Corp.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Because there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by FMR to be of good standing. Furthermore, they will only be made if, in FMR's judgment, the consideration to be earned from such loans would justify the risk.

FMR understands that it is the current view of the SEC Staff that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

SHORT SALES "AGAINST THE BOX" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

SHORT SALES. Stocks underlying a fund's convertible security holdings can be sold short. For example, if FMR anticipates a decline in the price of the stock underlying a convertible security held by a fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Each fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

A fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

SOURCES OF CREDIT OR LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. FMR may rely on its evaluation of the credit or liquidity enhancement provider in determining whether to purchase a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

SOVEREIGN DEBT OBLIGATIONS are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

STANDBY COMMITMENTS are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. A fund may acquire standby commitments to enhance the liquidity of portfolio securities.

Ordinarily a fund will not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. A fund may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the fund would pay a higher price for the securities acquired, thus reducing their yield to maturity.

Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. FMR may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by a letter of credit. In evaluating a foreign bank's credit, FMR will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls, or other governmental restrictions that might affect the bank's ability to honor its credit commitment.

Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not generally marketable; and the possibility that the maturities of the underlying securities may be different from those of the commitments.

STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

SWAP AGREEMENTS can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

TEMPORARY DEFENSIVE POLICIES

Each of Advisor Latin America, Advisor Japan, Advisor Europe Capital Appreciation, Advisor International Capital Appreciation, Advisor Overseas, Advisor Diversified International, Advisor Global Equity, Advisor TechnoQuant Growth, Advisor Small Cap, Advisor Strategic Opportunities, Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth Opportunities, Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, and Advisor Balanced reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Each of Advisor Government Investment, Advisor Mortgage Securities, Advisor Intermediate Bond, and Advisor Short Fixed-Income reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.

Each of Advisor Municipal Income and Advisor Intermediate Municipal Income reserves the right to invest without limitation in short-term instruments, to hold a substantial amount of uninvested cash, or to invest more than normally permitted in federally taxable obligations for temporary, defensive purposes.

Advisor Emerging Markets Income reserves the right to invest without limitation in U.S. securities for temporary, defensive purposes.

Each of Advisor High Yield and Advisor Strategic Income reserves the right to invest without limitation in investment-grade securities for temporary, defensive purposes.

TENDER OPTION BONDS are created by coupling an intermediate- or long-term, fixed-rate, municipal bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, a fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. In selecting tender option bonds, FMR will consider the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments.

VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

In many instances bonds and participation interests have tender options or demand features that permit the holder to tender (or put) the bonds to an institution at periodic intervals and to receive the principal amount thereof. Variable rate instruments structured in this fashion are considered to be essentially equivalent to other variable rate securities. The IRS has not ruled whether the interest on these instruments is tax-exempt. Fixed-rate bonds that are subject to third party puts and participation interests in such bonds held by a bank in trust or otherwise may have similar features.

WARRANTS. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

ZERO COUPON BONDS do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

SPECIAL CONSIDERATIONS REGARDING AFRICA

Africa is a highly diverse and politically unstable continent of over 50 countries and 720 million people. Civil wars, coups and even genocidal warfare have beset much of this region in recent years. Nevertheless, it is home to an abundance of natural resources, including natural gas, aluminum, crude oil, copper, iron, bauxite, cotton, diamonds and timber. Wealthier countries generally have strong connections to European partners, and evidence of these relationships is seen in the growing market capitalization and foreign investment of these countries. Economic performance is closely tied to world commodity markets, particularly oil, and also to weather conditions, such as drought.

Five African countries are among the 20 fastest growing in the world (Uganda, Ivory Coast, Botswana, Angola and Zimbabwe), with GDP growth rates ranging from 5.5% to 6.0%. Two countries, Yemen and Bahrain, are experiencing growth at or below 2.0%, and one country, Libya, is
experiencing (-        4.0%) negative growth.

African economic growth is projected to remain higher than in any recent year other than 1996. The relatively small effects of the Asian crisis are attributable to the comparatively low levels of private capital flows to most countries in the regions. Africa can be negatively impacted from the slowdown in global growth, and its effects on commodity prices.

Several African countries in the north have substantial oil reserves and accordingly their economies react strongly to world oil prices. They share a regional and sometimes religious identification with the oil producing nations of the Middle East and can be strongly affected by political and economic developments in those countries. As in the south, weather conditions also have a strong impact on many of their natural resources, and, as was the case in 1995, severe drought can adversely effect economic growth.

Twelve African countries have active equity markets (Bahrain, Botswana, Egypt, Ghana, Kenya, Morocco, Nigeria, Oman, South Africa, Tunisia, Zambia, and Zimbabwe). The oldest market, in Egypt, was established in 1883, while the youngest, in Zambia, was established in 1994. Four additional markets have been established since 1989, and the mean age for all equity markets is 40 years old. A total of 1,830 firms are listed on the respective exchanges. Total market capitalization for these countries in 1996 was $290 billion, an average increase of 54% over 1995 levels.

The South African market is the largest in Africa and has a capitalization of more than ten times that of all the other African markets combined. In 1997, the country's Johannesburg Stock Exchange fell by 6.8%, due largely to weakening commodity prices and a slowdown in the South African economy. The market decline extended into 1998 as the South African rand declined versus the world's major currencies.

SPECIAL CONSIDERATIONS REGARDING CANADA

Canada is a confederation of ten provinces with a parliamentary system of government. Canada is the world's second largest nation by landmass and is inhabited by 30.2 million people, most of whom are descendants of France, the United Kingdom and indigenous peoples. The country has a workforce of over 15 million people in various industries such as trade, manufacturing, mining, finance, construction and government. While the country has many institutions which closely parallel the United States, such as a transparent stock market and similar accounting practices, it differs from the United States in that it has an extensive social welfare system, much more akin to European welfare states.

The confederated structures combined with recent financial pressure on the federal government have pushed provinces, Quebec in particular, to call for a revaluation of the legal and financial relationships between the federal government in Ottawa and the provinces. Recent referendums on Quebec sovereignty have been narrowly defeated and the issue appears far from resolved. However, in August of 1998, the country's Supreme Court decided that Quebec does not have the right to secede unilaterally, removing any immediate threat that Canada will break up. Nevertheless, the Canadian markets could continue to react to any periodic escalations of separatist calls.

Canada is one of the richest nations in the world in terms of natural resources. The country is a major producer of such commodities as forest products, mining, metals, and agricultural products. Additionally, energy related products such as oil, gas, and hydroelectricity are important components of their economy. Accordingly, the Canadian stock market is strongly represented by basic material stocks, and movements in the supply and demand of industrial materials, agriculture, and energy, both domestically and internationally, can have a strong effect on market performance.

The United States is Canada's largest trading partner and approximately 80% of Canadian merchandise traded in 1997 was with the United States. Automobiles and auto parts accounted for the largest export items followed by energy, mining and forest products. Canada is the largest energy supplier to the United States, while the United States is Canada's largest foreign investor. United States investment has been largely focused on financial, energy, metals and mining businesses. The expanding economic and financial integration of the United States and Canada will likely make the Canadian economy and securities markets increasingly sensitive to U.S. economic and market events.

For United States investors in Canadian markets, currency has become an important determinant of investment return. Since Canada let its dollar float in 1970, its value has been in a steady decline against its United States counterpart. While the decline has enabled Canada to stay competitive with its more efficient southern neighbor, which buys four-fifths of its exports, United States investors have seen their investment returns eroded by the impact of currency conversion.

SPECIAL CONSIDERATIONS REGARDING EUROPE

Europe can be divided into two distinct categories of market development: the developed economies of Western Europe and the transition economies of Eastern Europe.

Any discussion of European national economies and securities markets must be made with an eye to the impact that the European Union (EU)
and European Economic    and     Monetary Union (EMU) will have upon
the future of these countries as well as the rest of the world. The scope and magnitude of these economic and political initiatives dwarfs anything attempted to date. If successful, the EU will change or erase many political, economic, cultural and market distinctions that define
and differentiate each of the Continent's countries today.    The
third and final stage of the EMU was implemented on January 1, 1999.

   The EU     consists of 15 countries of western Europe: Austria,
Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, Sweden and the United Kingdom. The six founding countries first formed an economic community in the 1950s to bring down trade barriers such as taxes and quotas, to eliminate technical restrictions such as special standards and regulations for foreigners, and to coordinate various industrial policies, such as those pertaining to agriculture. Since that time the group has admitted new members and, in time, may expand its membership to other nations such as those of Eastern Europe. The EU has as its goal, the creation of a single, unified market that would be, at over 370 million people, the largest in the developed world and through which goods, people and capital could move freely.

A second component of the EU is the establishment of a single currency
- the Euro, to replace each member country's domestic currencies. In preparation for the creation of the Euro, the Exchange Rate Mechanism
(ERM) was established to keep the various national currencies at a pre-specified value relative to each other. The year 1997 is significant for membership in the EU as it is the initial reference year for evaluating debt levels and deficits within the criteria set forth by the Maastricht treaty. Specifically, the Maastricht criteria include, among other indicators, an inflation rate below 3.3%, a public debt below 60% of GDP, and a deficit of 3% or less of GDP. Failure to meet the Maastricht levels would disqualify any country from membership.

On May 3, 1998 the European Council of Ministers formally announced the "first wave" of EMU participants. They are: Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands,
Portugal and Spain. On January 1, 1999, the Euro bec   a    me a
currency, while the bank notes used by EMU's eleven members remain legal tender. After a three year transition period, the Euro will begin circulating on January 1, 2002. Six months later, today's currencies will cease to exist.

Many foreign and domestic businesses are establishing or increasing their presence in Europe in anticipation of the new unified single market. Clear, confident visions of a diverse, multi-industrial, unified market under a single currency have been the impetus for much of the recent corporate restructuring initiatives as well as for the increased mergers and acquisitions activity in the region. A successful EMU could prove to be an engine for sustained growth throughout Europe.

While the securities markets view the introduction of the euro as inevitable, the success of the union is not wholly assured. Europe must grapple with a number of challenges, any one of which could threaten the survival of this monumental undertaking. For example, eleven disparate economies must adjust to a unified monetary system, the absence of exchange rate flexibility and the loss of economic sovereignty. The Continent's economies are diverse, its governments decentralized and its cultures differ widely. Unemployment is historically high and could pose a political risk that one or more countries might exit the union placing the currency and banking system in jeopardy.

For those countries in Western and Eastern Europe that    were     not
included in the first round of the EU implementation, the prospects for eventual membership serves as a strong political impetus for many governments to employ tight fiscal and monetary policies. Particularly for the Eastern European countries, aspirations to join the EU are likely to push governments to act decisively. At the same time, there could become an increasingly widening gap between rich and poor both within the aspiring countries and also those countries who are close to meeting membership criteria and those who are not. Realigning traditional alliances could result in altering trading relationships and potentially provoking divisive socio-economic splits.

The economies of Eastern Europe are embarking on the transition from communism at different paces with appropriately different characteristics. The transition countries also display sharp contrasts in performance. Those that are most advanced in the transformation process are now reaping the rewards of comprehensive reform and stabilization policies pursued with determination over recent years. These include Poland, the Baltic countries, Croatia, the Czech Republic, Hungary, the Slovak Republic and Slovenia. Conversely, those that are less advanced in the transition are struggling with a number of policy challenges to strengthen their economies. Several countries have made good progress, and in Armenia, Azerbaijan, Georgia, Kazakhstan, and the Kyrgyz Republic, inflation has fallen considerably in recent years. Nevertheless, the East European markets are particularly vulnerable to weakness in the world's other emerging countries and are particularly sensitive to events in Russia. For example, in mid-1998 when economic and political turmoil forced the Russian government to devalue its currency and restructure its debt payments, the other markets in Eastern Europe suffered significant destabilization of which the extent and duration is still unknown.

FRANCE. France is a republic of over 58 million people in the historic if not the geographic center of Western Europe. The Fifth French Republic, established in the early postwar period under Charles de Gaulle, provides for a strong Presidency which can appoint its own cabinet but must win approval of a parliamentary majority. The government was founded upon the French cultural values of liberty, brotherhood and egalitarianism. In France, this latter value often translates into a government burden of providing job security. The result is a large, vast bureaucracy in the public sector and strict employment and labor laws in the private sector. In addition, a significant portion of government economic policy revolves around regulating and protecting domestic industries, particularly farming and manufacturing. Finally, the French government frequently owns high majority or minority interests in large companies, particularly utility, transport and communications concerns. While privatization has been a popular movement in many other European countries, it has encountered a stalled stop-and-go cycle in France.

The French economy is the world's fourth-largest Western industrialized economy, with a GDP of $1538 billion in 1996. The nation has substantial agricultural resources, a diversified modern industrial system, and a highly skilled labor force. France's economy boasts a sophisticated industrial manufacturing base, which includes not only high technology (information technology and telecommunications, vehicles, aircraft, computer equipment, etc.) but also a number of very large companies producing consumer goods. The country's industrial structure is unusual for an industrialized economy because the state still controls a large proportion of the heavy strategic goods industries as well as institutions such as banks and communications companies. The agricultural sector continues to be important; however, most farms are small by European standards and require massive government support. Exports are an economic strong point and the nation has enjoyed trade surpluses in recent years. Leading exports include chemicals, electronics and automotive and aircraft machinery, while imports are dominated by petroleum, industrial machinery and electronics. Their main trading partners are the United States, Japan, and other EU countries.

The country is one of the largest consumers of nuclear energy, obtaining nearly 75% of its total electricity needs from reactors. While it has some small deposits of oil and gas, it remains heavily dependent on imports for most of its needs.

In recent years, the country's economic growth has been hindered by a series of general strikes. The government's efforts to reduce spending to meet the Maastricht criteria have prompted strikes and unrest from France's powerful trade unions. In addition, striking workers have pushed their demands for a lower retirement age and a reduction in the
work        week. With an unemployment rate above 12%, the country's
labor markets are not functioning efficiently. France's pay-as-you-go pension program is an additional deterrent to economic growth as spending on pensions account for a tenth of GDP. While all parties agree that the system must be replaced, no agreement has been reached on an alternative.

France went to the polls in May 1997 after a surprise decision to hold early elections by conservative President Jacques Chirac. Chirac's calculation was to capitalize on popular support before he was forced to undertake austere fiscal measures to meet the Maastricht criteria. Voters responded that they were more concerned about the country's high level of unemployment and Chirac's party lost enough seats in the parliament that the president must now share power for the remaining five years in office with a socialist-led government. This change could set back the previous government's pledges to continue its privatization initiatives, restrain spending, support the franc, and endure fiscal austerity. It also calls into question whether the French people have the will to adhere to the EMU convergence criteria over the next few years.

The stock market in France has undergone both gradual and dramatic changes in recent years, keeping pace with global trends toward deregulation, privatization, and cross border activities, allowing Paris to maintain its position as the world's fourth-largest financial center. Until 1996, the Paris Bourse was the country's sole stock exchange, providing access to all listed French securities. Since then, foreign interest has been stimulated by the creation of new markets, such as the Nouveau Marche, for riskier, growth oriented, small corporations. While the listings of these combined markets are
fairly diverse   ,     financial companies account for approximately
one-third of the total. The system underwent many regulatory changes in the late 1980s, taking steps toward combating insider trading and ensuring market transparency.

GERMANY. Germany is the largest economy in all of Europe and is the third largest economy in the world behind the United States and Japan. The country occupies a central position in Western Europe with strong cultural and economic ties with the countries of Eastern Europe and borders on no less than six other Western European countries. The country's size, location and proven industrial ability have historically thrust it to the center of European economic life, a position it was able to re-attain in the wake of the post-war period. More recently, Germany has used this position as a platform to champion the cause of the EU, and also to absorb and transform the devastated economy of its former communist eastern half.

The German economy is heavily industrialized, with a strong emphasis on manufacturing. The manufacturing sector is driven by small and medium-sized companies, most of which are very efficient and dynamic. Germany, nevertheless, has many large industries and manufacturing is dominated by the production of motor vehicles, precision engineering, brewing, chemicals, pharmaceuticals and heavy metal products.

The economy has benefited from a strong export performance throughout the decade. Exports, weighted heavily in the industrial machinery, autos and chemicals sectors, have provided the economy with positive trade balances. Exports are the main engine of GDP growth, highlighting Germany's dependence on the prosperity of its trading partners. Five out of its top six trading partners are fellow EU members (the sixth is the United States), while very low levels of trade are conducted with Asian and Latin American countries. Germany stands very well poised to supply the emerging markets of central Europe. It is already the largest European foreign investor in the Czech Republic and the largest trading partner for Poland and Hungary. Accordingly, any weakness in the emerging market economies might likely dampen demand for German goods, to the detriment of the German economy. As most of these emerging markets aspire to join the EU, it is possible that a larger EU could alter Germany's trading relationships due to new quotas, tax rates, exchange rates and other factors which will come with EU membership.

The recent performance of the German economy must be evaluated within the context of the 1990 reunification of the eastern and western states. GDP growth dropped markedly during the early years of reunification. Industry in Eastern Germany is still catching up. Workers in Eastern Germany earn two-thirds of western wages but produce only half as much. In addition, one of the byproducts of assimilating East Germany into the state has been the need to restructure many of the government services to accommodate the new and substantially less affluent citizens. Significant tax and welfare reforms have yet to be undertaken, and pressure is mounting on the government to address these issues. Unemployment rates have begun to cause some discontent among German citizens whose culture generally places strong emphasis on a social compact.

Germany is faced with other significant economic challenges. Unemployment is currently above 12% as the country experiences its longest period of slow growth since the Second World War. The government's ability to deal with the problem is limited by its efforts to meet the stringent Maastricht criteria for convergence. There are also growing concerns about the exodus of German companies relocating abroad in order to avoid the country's high labor costs. In the longer run, Germany's government must alter the peculiar mix of capitalism, welfarism and consensus that sets the country apart. Those decisions will be politically sensitive - especially if they antagonize the powerful trade unions or the country's many family-run firms.

Germany's stock market has enjoyed dramatic growth in volume as the main DAX index has soared over the past two years. Much of the market's strength has been attributed to the dollar's recovery and rising corporate earnings. In addition, a number of changes have occurred recently to support the share-buying explosion and to establish a German equity culture. A number of initial public offerings were launched as the government sought to divest itself of ownership in such businesses as the nation's telephone utility and post office businesses to ease budgetary pressures. The government also created a supervisory authority which has outlawed insider trading and established stiffer company reporting standards intended to further increase the appeal of Germany's stock market. Nevertheless, while there has been progress in broadening the investor base, shares remain overwhelmingly in the hands of institutions and companies.

The German central bank is one of the world's strongest and most independent. Their high interest rates have contributed to a controlled growth of the stock market and a steadily decreasing inflation rate. Keeping the Deutsche Mark strong in leading up to EMU
   was     a priority for the bank. Nevertheless, exports have thrived despite the currency's strong position.

A founding member of the EU and the most ardent proponent of EMU, Germany is seen as the primary player in Union economics and politics. Seeking to consolidate this position, recent government policy has put a strong emphasis on the maintenance of a strong currency and the achievement of the Maastricht criteria.

NORDIC COUNTRIES.    Increasing economic globalization and the
expansion of the EU have forced the Nordic Countries to scale back their historically liberal welfare spending policies. While public spending has dropped from average levels, the cutbacks in social programs have sparked drops in domestic demand and increases in unemployment. Nevertheless, the Nordic economies are experiencing positive growth fueled largely by strong exports and low interest rates. The EMU put pressure on each nation to maintain their economies in line with requirements of the Maastricht treaty criteria and the fiscal and political issues remain central in political debates.

Of the Nordic countries, Finland, Denmark and Sweden are all members of the EU. Only Norway has elected not to join. However, the decision likely will not isolate the Norwegian economy from those of its Nordic neighbors. The country maintains a "shadow membership" in the EU, by which it seeks to stay as closely informed as possible and to make its voice heard on the issues. This may ensure that it will become more closely aligned with the rest of Europe as time passes. One significant aspect of opting out of the EU is that the central bank is free to pursue its own agenda, such as setting inflation targets as opposed to exchange rate targets. Inflation patterns and currency stability could prove to be issues that may separate the policy decisions of Norway from the other Nordic countries.

Politically, the countries of this region are historically known for their approach to policy making that emphasizes consensus. The most common type of government among the Nordic countries is dominated by long-standing, left-of-center parties which often align themselves with smaller centrist parties for majority support. The landscape, however, is so fractured that governing from a minority position is common. The absence of a clear majority party slows and sometimes arrests policy making. The strongest opposition comes from traditional European conservative parties, which have gained support in recent years with the decline of the welfare state and the need for the libertarian policies necessary to compete and integrate with free markets. None of the Nordic countries face any serious risk of any anti-democratic political change. However, in Sweden, the prospects of the present government will depend on its ability to create more jobs
and    maintain     the economy for EMU. A large minority of voters
are also disappointed about the benefits which membership in the EU was expected to bring and have been increasingly voicing anti-EU
sentiments. However, in May 1998, Finland    was     formally admitted
in the "first wave" of the EMU.

Industry in the region is heavily resource-oriented. Denmark's agricultural sector remains the backbone of the economy although other industries have been developing rapidly in recent years, with engineering, food processing, pharmaceuticals, brewing and shipbuilding gaining in importance. Finland's major industry is forestry which supplies a large paper and timber products sector. It also produces household goods and telecommunications equipment and has an extremely important heavy goods sector producing ships, cement, steel and machine tools. In Sweden, the manufacturing sector dominates the economy and includes major industries which range from motor vehicles to aerospace, chemicals, pharmaceuticals, timber, pulp and paper. Several of the country's export-oriented industries (in particular forestry, mining and steel) are suffering as the country's high wages squeeze them out of foreign markets. Norway's oil-driven economy has provided its citizens with one of the highest standards of living in the world. However, they must prepare for the time, due to arrive early in the next century, when their vast reserves run out. Reliance on exports concentrated in a few sectors tie these countries closely to one another.

Economically, the Nordic countries are strong export economies that take advantage of their abundant natural resources. They are also very closely tied both to each other and to the rest of Europe. Most countries have witnessed low levels of positive growth in the last six years. Finland is the exception. As a significant portion of its trade is with Russia, Finland suffered in the early years of the collapse of the Soviet Union. However, in the past two years its economy has recorded some of the highest growth rates in Western Europe while having the lowest rate of inflation. Similarly, after five years of recession, the overall outlook for the Swedish economy is also vastly improved. A stringent package of spending cuts and tax increases has brought down the budget deficit to a level that is well within the EMU target. Exports are recovering as other parts of Europe are coming out of recession and its inflation is among the lowest in Western Europe.
However, the one weak spot in both    countries'     economies is a
persistently high unemployment rate. Finland's unemployment, at 17%, is the second highest in Europe after Spain, and Finland's rate represents only a marginal improvement over the previous year. Norway's oil driven economy is the envy of many and unemployment is just a little over five percent.

A portion of the region's unemployment woes can be attributed to the cultural ethic which was advanced during the years of the welfare state. Subsequent cuts in public spending, particularly in those sectors that traditionally rely on large government spending, exacerbated the problem. Labor market reform will be a critical issue in these countries as public spending is cut back. Pensions and structural issues such as union regulations all need to be reformed, a task which brings both challenges and unpopularity to the government that accepts it. Not only will labor market reforms give governments a daunting challenge; they could also cause the public to regret their participation in the EMU. One positive point is that the countries boast very high standards of living, which create healthy and highly educated workforces.

The stock markets in Scandinavia are of medium size, and frequently are strongly influenced by a small number of large multinational firms. For example, in Sweden thirty firms constituted 75% of the market's total capitalization and market turnover in 1997. Weighing heavily in the equity markets are the electronics, forest products, mining and manufacturing sectors. Market capitalization is highest in Sweden at $273 billion, while the others are between $74 and $94 billion. Sweden also leads in numbers of firms (261) listed. Other
   countries'     listings range from 126 (Finland) to 249 (Denmark).
Performance of Nordic country indexes tend to be skewed owing to the dominant weightings that a few large companies have in the index. For example, the market capitalization of Finnish telecommunications equipment manufacturer Nokia comprises about one-third of the total market capitalization of the Finnish exchange and has a substantial impact upon the performance of the companies in the HEX Index.

UNITED KINGDOM. The United Kingdom is the world's sixth largest economy and is home to one of the oldest, most established, and most active stock markets. An island nation, it built an empire of strategically located trading posts such as Hong Kong and India. While today the empire is largely dissolved, trade remains a very key component of the U.K. economy. Strong domestic sectors are services, natural energy resources, and heavy industry, including steel, autos, and machinery. Imports generally emphasize food and manufacturing components. The United Kingdom's trading partners are predominately established market economies, such as the United States, Japan, and other member countries of the European Union. The United Kingdom, via the North Sea, also has substantial petroleum resources.

The London Stock Exchange is comprised of six offices scattered throughout Great Britain and Northern Ireland. It lists over 2900 firms, and trades both foreign and domestic securities as well as securities issued by the British Government. A vast majority of the firms listed (80%) are from the United Kingdom. Total market capitalization in 1997 was over $5,440 billion. Such size prevents the stock market from being overly sensitive to the performance of individual firms.

In 1997 the U.K. posted its sixth year of recovery with GDP growth of 3.5%, the third highest in the EU. The labor market also appears to have improved as pay settlements and wages remain under control
despite the    un    employment rate falling from 6.5% to 5% over the
year. The strengthening economy prompted a sharp acceleration in consumer spending and, in response, the nation's Monetary Policy Committee was forced to raise base rates. The interest rate rise added fuel to an already robust sterling which rose 8.6% in 1997 after appreciating by 15.6% in 1996. This proved particularly damaging to the manufacturing sector and, although exports held up well during the year, there were early indications that a decline was underway. Inflation is low, making the country attractive for foreign investment. Investment is especially attractive to the United States, with which the United Kingdom shares many market similarities. Each country is the other's largest foreign investment partner.

Under Conservative Party leadership in the early 1980s, the United Kingdom privatized many state-run utilities, such as British Gas and British Telecom. The success of these efforts is evidence both of the strong entrepreneurial spirit of British society and also a fundamental rejection of the welfare state policies that dominated the scene in the early post-war period. Even today, the Labour Party has shed much of its socialist economic platform, reflecting a strong break away from policies that continue to be popular in other European countries. Eager to attract foreign investment the new administration is not expected to undo any of the major reforms put in place by the Conservatives during their last 18 years in power. Some changes could include an increase in spending on social programs, a slowing of privatization, and an increase in corporate taxes. Tight monetary policy and interest rate hikes could be used to keep inflation below the government's self-imposed 2.5% ceiling. In addition, the government will probably wish to rebuild ties with the rest of the EU and has already taken steps to get the pound back into the European system by increasing the independence of the country's central bank.

Nevertheless, there appears to be some nervousness among many investors who see the U.K. market lagging behind the continental European stock markets where they see more compelling prospects for economic growth. In addition, the manufacturing industry is suffering from the pound's lofty valuation and many fear that an economic slowdown could spread to the services sector.

The political scene in London is largely shaped by positions regarding EMU. Pro Europe MPs in the Tory opposition leadership were marginalized after the 1997 election, further polarizing the positions of the two parties. Despite this expression of support, the United Kingdom continues to be overtly less enthusiastic about EMU than other countries in Europe and has not committed itself to immediately joining the new currency once it is established. While the new government has stated that it hopes to meet the Maastricht criteria, it is less a self-imposed pressure on the U.K. government than it is for other countries in the Union. Signing on to the EU Social Charter would neutralize the policies which have set the United Kingdom above other countries in attracting investment, such as wages and employment conditions.

SPECIAL CONSIDERATIONS REGARDING ASIA

Asia has undergone an impressive economic transformation in the past decade. Many developing economies, utilizing substantial foreign investments, established themselves as inexpensive producers of manufactured and re-manufactured consumer goods for export. As household incomes rose, middle classes increased, stimulating domestic consumption. In recent years, large projects in infrastructure and energy resource development have been undertaken, and have benefited from cheap labor, foreign investment, and a business friendly regulatory environment. During the course of development, democratic governments fought to maintain the stability and control necessary to attract investment and provide labor. Subsequently, Asian countries today are coming under increasing, if inconsistent, pressure from western governments regarding human rights practices.

Manufacturing exports declined significantly in 1997, due to drops in demand, increased competition, and strong performance of the U.S. dollar. This significant decline is particularly true of electronics, a critical industry for several Asian economies. Declines in exports reveal how much of the recent growth in these countries is dependent on their trading partners. Many Asian exports are priced in U.S. dollars, while the majority of its imports are paid for in local currencies. A stable exchange rate between the U.S. dollar and Asian currencies is important to Asian trade balances.

Despite the impressive economic growth experienced by Asia's emerging economies, currency and economic concerns have recently roiled these markets. Over the summer of 1997, a plunge in Thailand's currency set off a wave of currency depreciations throughout South and Southeast Asia. The Thai crisis was brought on by the country's failure to take steps to curb its current-account deficit, reduce short-term foreign borrowing and strengthen its troubled banking industry, which was burdened by speculative property loans. Most of Southeast Asia's stock markets tumbled in reaction to these events. Investors were heavy sellers as they became increasingly concerned that other countries in the region, faced with similar problems, would have to allow their currencies to weaken further or take steps that would choke off economic growth and erode company profits. For U.S. investors, the impact of the market declines were further exacerbated by the effect of the decline in the value of local currencies versus the U.S. dollar.

The same kind of concerns that effected Thailand and other Southeast Asian countries subsequently spread to North Asia. To widely varying degrees, Taiwan, South Korea and Hong Kong all faced related currency and/or equity market declines. Due to continued weakness in the Japanese economy combined with the reliance of Asian economies on intra-Asian trade and capital flows, most of the region was mired in their worst recessions since World War II.

Investors continue to face considerable risk in Asian markets as political, economic and currency turmoil has continued to undermine market valuations throughout the first half of 1998. Rising unemployment, food shortages and declining purchasing power could lead to social unrest and threaten the orderly functioning of government. Currency devaluations also increase pressure on both the consumers who must pay more for imported goods and on many businesses that must deal with the rising costs of raw materials. For U.S. investors, weakening local currencies erode their returns in these markets upon currency translation. Certainly, the resolve of the region's governments to adhere to International Monetary Fund-mandated benchmarks will be sorely tested, as their implementation could further exacerbate these pressures on the nation's populace and businesses. In addition, Japan's paralysis is fast becoming a problem for Asia. Worsening Japanese banking problems could lead to a contraction of credit for all of Asia and slow rehabilitation in the region. Similarly, a significant portion of both domestic and foreign investors have fled these markets in favor of safer havens outside of the region and will not likely return until they see more evidence that these problems are being effectively addressed. The scope and magnitude of the tasks that these countries face in resolving their problems could mean that investors will see a continuation of high market volatility over an extended period.

JAPAN. A country of 126 million with a labor force of 64 million people, Japan is renowned as the preeminent economic miracle of the post-war era. Fueled by public investment, protectionist trade policies, and innovative management styles, the Japanese economy has transformed itself since World War II into the world's second largest economy. An island nation with limited natural resources, Japan has developed a strong heavy industrial sector and is highly dependent on international trade. Strong domestic industries are automotive, electronics, and metals. Needed imports revolve around raw materials such as oil, forest products, and iron ore. Subsequently, Japan is sensitive to fluctuations in commodity prices. With only 19% of its land suitable for cultivation, the agricultural industry is small and largely protected. While the United States is Japan's largest single trading partner, close to half of Japan's trade is conducted with developing nations, almost all of which are in southeast Asia. Investment patterns generally mirror these trade relationships. Japan has over $100 billion of direct investment in the United States.

The Tokyo Stock Exchange (TSE) is the largest of eight exchanges in Japan. The exchanges divide the market for domestic stocks into two sections, with larger companies assigned to the first section and newly listed or smaller companies assigned to the second. In 1997, 1,805 firms were listed on the TSE, 96% of which were domestic. Some believe that the TSE has a tendency to be strongly influenced by the performance of a small circle of large cap firms that dominate the market. The two key indexes are the Tokyo Stock Price Index (TOPIX) and the Nikkei. In 1997, TSE performance was disappointing, with the TOPIX down 28% for the year.

Since Japan's bubble economy collapsed seven years ago, the nation has drifted between modest growth and recession. By mid-year 1998 the world's second largest economic power had slipped into its deepest recession since World War II. Much of the blame can be placed on government inaction in implementing long-neglected structural reforms despite strong and persistent proddings from the International Monetary Fund and the G-7 nations. Steps have been taken to institute deregulation and liberalization of protected areas of the economy, but the pace of change has been disappointedly slow.

Unemployment levels, already at record rates when measured by the broader criteria used in many other countries, have been an area of increasing concern and a major cause of recent voter dissatisfaction with recent governments. However, the most pressing need for action is the daunting task of overhauling the nation's financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, must dispose of their huge overhang of bad loans and trim their balance sheets in preparation for greater competition from foreign financial institutions as more areas of the financial sector are opened. Successful financial sector reform would allow Japan's financial institutions to act as a catalyst for economic recovery at home and across the troubled Asian region. Further steps toward complete financial liberalization are in the initial stages of implementation. Proposals under consideration could lower many barriers allowing foreign firms greater and cheaper access to funds, and the recent relaxation of restrictions on the insurance market also promise greater access to foreign companies. A large factor in determining the pace and scope of recovery is the government's handling of deregulation programs, a delicate task given the recent changes in Japanese politics.

Recent political initiatives in Japan have fundamentally transformed Japanese political life, ushering in a new attitude which is strongly reverberating in the economy. The Japanese Parliament (the Diet) had been consistently dominated by the Liberal Democratic Party (LDP) since 1955. The LDP dynasty, recently fraught with scandal, corruption, accusations of maintaining a virtual monopoly, effectively ended in 1994 as a result of electoral reform measures that brought Diet seats to previously underrepresented areas. The first election under this new system was held in October 1996. While the LDP remained as the ruling party, it did so from a minority position. A key result of the electoral reforms has been a strengthening of ideas of opposition parties. Indeed, many of the LDP's recent reforms originated with the leaders of the opposition New Frontier Party. The LDP's ability to consistently produce bold innovations in a politically competitive environment is untested. The opposition parties suffer from structural and organizational weaknesses. Infighting and defections are common. This inexperience with a true multi-party system has caused the rise and fall of four coalition governments in recent years. Between the adjusting of the monolithic LDP to a more demanding and competitive system and the settling of the opposition parties, Japan's political environment remains unstable. The desire for electoral reform arose out of what many see as a basic change in Japanese public opinion in recent years. Faced with recurring scandal and corruption, Japanese society has come to demand more accountability from their leaders, more transparency in their institutions, and less interference from their intensely bureaucratic government. This attitude was reflected in the results of the recent election where candidates of the LDP party were heavily defeated in an election for the upper house of parliament and prime minister Hashimoto was forced to resign. The election results were considered to be a repudiation of the government's failure to come to grips with
the    country's     economic decline, widening corruption scandals
and a lack of any discernable progress in addressing the nation's banking problems.

Nevertheless, sustaining reforms and recovery are not guaranteed. Drops in consumption, increased budget deficits, or halting deregulation could exacerbate the nation's economic woes. Furthermore, as a trade-dependent nation long used to high levels of government protection, it is unclear how the Japanese economy will react to the potential adoption of the trade liberalization measures which are constantly promoted by their trading partners. In addition, as the largest economy in a rapidly changing and often volatile region of the world, external events such as the Korean conflict could effect Japan. As many of the governments of Southeast Asia frequently face domestic discontent, and as many of these countries are Japanese trading partners and investment recipients, their internal stability and its impact on regional security are of tremendous importance to Japan.

Also of concern are Japan's trade and current-account surpluses. If they continue to grow, they could lead to an increase in trade friction between Japan and the United States. Additionally, with inflationary pressures largely absent and wholesale prices falling, Japan may be entering a period of deflation. A deflationary environment would both hit corporate profits and increase the debt burden of Japan's most highly leveraged companies.

CHINA AND HONG KONG. China is one of the world's last remaining communist systems, and the only one that appears poised to endure due to its measured embrace of capitalist institutions. It is the world's most populous nation, with 1.22 billion people creating a workforce of 699 million people. Today's Chinese economy, roughly separated between the largely agricultural interior provinces and the more industrialized coastal and southern provinces, has its roots in the reforms of the recently deceased communist leader Deng Xiaoping. Originally an orthodox communist system, China undertook economic reforms in 1978 by providing broad autonomy to certain industries and establishing special economic zones (SEZs) to attract foreign investment (FDI). Attracted to low labor costs and favorable government policies, investment flowed from many sources, with Hong Kong, Taiwan, and the United States leading the way. Most of this investment has been concentrated in the southern provinces, establishing manufacturing facilities to process goods for re-export.

The result has been a steadily high level of real GDP growth, averaging 11.35% per year so far this decade. With this growth has come a doubling of total consumption, a tripling of real incomes for many workers, and a reduction in the number of people living in absolute poverty from 270 to 100 million people. Today there is a market of more than 80 million people who are now able to afford middle class western goods.

Such success has not come without negatives. As a communist system in transition, there still exist high levels of subsidies to state-owned enterprises (SOE) which are not productive. At the end of 1997, it was reported that close to half of the SOEs ran losses. In addition, the inefficiencies endemic to communist systems, with their parallel (thus redundant) political, economic and governmental policy bodies, contribute to high levels of inflation. Fighting inflation and attempting to cool runaway growth has forced the government to repeatedly implement periods of fiscal and monetary austerity. Periodic intervention seems to be their chosen method of guarding against overheating.

Performance in 1997 reflects this dynamic between growth, inflation, and the government's attempts to control them. Growth slowed to 9.1%, largely as a result of a tightening of credits to SOEs. Policy was a mix between a loose monetary stance and some relatively austere fiscal positions. While growth was a priority, it came at the cost of double-digit inflation.

China has two stock exchanges that are set up to accommodate foreign investment, in Shenzhen and in Shanghai. In both cases, foreign trading is limited to a special class of shares (Class B) which was created for that purpose. Only foreign investors may own Class B shares, but the government must approve sales of Class B shares among foreign investors. As of December 1997, there were 51 companies with Class B shares on the two exchanges, for a total Class B market capitalization of $2.1 billion U.S. dollars. In 1997, all of China's stock market indices finished the year below the level at which they began it. These markets were buoyed by strong speculative buying in the year's second quarter. Market valuations peaked in September and were subsequently hit by a heavy sell off from October onwards.

In Shanghai, all "B" shares are denominated in Chinese renminbi but all transactions in "B" shares must be settled in U.S. dollars. All distributions made on "B" shares are also payable in U.S. dollars, the exchange rate being the weighted average exchange rate for the U.S. dollar as published by the Shanghai Foreign Exchange Adjustment Center. In Shenzhen, the purchase and sale prices for "B" shares are quoted in Hong Kong dollars. Dividends and other lawful revenue derived from "B" shares are calculated in renminbi but payable in Hong Kong dollars, the rate of exchange being the average rate published by the Shenzhen Foreign Exchange Adjustment Center. There are no foreign exchange restrictions on the repatriation of gains made on or income derived from "B" shares, subject to the repayment of taxes imposed by China thereon.

China's proven ability to nurture domestic consumption and expand export markets leads many to believe that the bulk of its growth has yet to be seen. Most sources, notably the World Bank, predict future growth levels through the year 2000 of over 7%. This auspicious indicator notwithstanding, there are a few special considerations regarding China's future. While this list is not all-inclusive, it does highlight some internal and external forces that have a strong influence on the country's future.

To begin with the internal issues, one matter is that infrastructure bottlenecks could prove to be a problem, as most FDI has been concentrated in manufacturing and industry at the expense of badly needed transportation and power improvements. Secondly, as with all transition economies, the ability to develop and sustain a credible legal, regulatory, and tax system could influence the course of investments. Third, environmentalists warn of the current and looming problems regarding pollution and resource destruction, a common result of such industrial growth in developing economies which can't afford effective environmental protection. This is a particularly noteworthy issue, given the size of the country's agricultural sector. Lastly, given China's unique method of transition there exists the possibility that further economic liberalization could give rise to new social issues which have heretofore been effectively mitigated. One such issue is the possible dismantling of inefficient state-owned enterprises, something which is potentially socially explosive given the communist policy of providing social welfare through the firm. Exposing what many economists feel is a high level of open unemployment and widening the gap between the newly empowered business class and the disenfranchised could pressure the government to retreat on the road to reform and continue with massive state spending.

Regarding external issues, China's position in the world economy and its relationship with the United States also have a strong influence on it's economic performance. The country has recently enjoyed an almost uninterrupted positive trade balance. As the largest country amidst the fastest growing region in the world, China and its multi-million person ethnic diaspora have a significant role to play in Asian growth. Should China ascend to become a member of the World Trade Organization (WTO), as it desires, such movements of capital and goods will become easier.

Export growth in China has recently been subject to fluctuations caused by external political events, such as the U.S. elections and debates over human rights issues. U.S. policy (specifically most favored nation status) is frequently reconsidered by various elements of the U.S. government in reaction to a variety of issues, from nuclear proliferation to Tibetan rights. Significant changes in U.S. policy could impact China's growth, as close to 9% of their GDP is trade with the U.S. and the U.S. represents the third biggest investor in China.

Perhaps the strongest influence on the Chinese economy is the policy that is set by the political leaders in Beijing and this is somewhat of an open question as the death of Deng has created a slight vacuum in Chinese political society. A large part of Deng's strength derived from a newly empowered business class endeared to him and it is unclear if any of his successors can harness this loyalty as effectively as he did. Sustained growth is one possible way to win over this constituency, leading many to believe that the future Chinese leadership will respect market forces at least as much as Deng did. Choosing between double digit growth and reduced inflation could continue to be a central economic question, with 1997 (Deng influenced) decisions pointing to an acceptance of lower, albeit still high, GDP growth.

Another key political player is the Chinese army. With provocative situations occurring in Taiwan and the Korean peninsula, and with ever present pressure from internal democrats, the military is in a position of leverage regarding the shaping of the future political scene. Finally, there is the communist party, long seen as a loser amongst the beneficiaries of Deng's reforms. Many view the battle between the party and the middle class as a zero sum game and as the leadership settles, respective alliances and constituencies could determine how much the government pursues its growth strategy.

As with almost all foreign investments, U.S. investors face the significant risk of currency devaluation by the Chinese government. Despite assurances from officials reemphasizing China's policy commitment to maintain the current exchange rate of the renminbi against the U.S. dollar, many observers believe that this policy will be soon tested as China monitors the effect of regional devaluations on exports. Government authorities feel that China has boosted its international reputation by refraining from devaluing the renminbi at a time when such a move could further destabilize the currencies of its neighbors. Nevertheless, Chinese authorities have recently hinted that a continued slide in the Japanese yen would make it very difficult for them to maintain their promise not to devalue. If efforts to prevent the slide in the yen fail, then China may be pushed into devaluing their currency. For U.S. investors, a devaluation would erode the investment returns on their investments.

The last significant force in the Chinese economy is the acquisition on July 1, 1997 of Hong Kong as a Special Autonomous Region (SAR). For the past 99 years as a British Colony, Hong Kong has established itself as the world's freest market and more recently as an economic gateway between China and the west.

A tiny, 814 square mile area adjacent to the coast of southern China with a population of 6.3 million, Hong Kong has a long established history as a global trading center. Originally a manufacturing-based economy, most of these businesses have migrated to southern China. In their place has emerged a developed, mature service economy which currently accounts for approximately 80% of ITS GROSS DOMESTIC PRODUCT. Hong Kong trades over $400 billion in goods and services each year with countries throughout the world, notably China, Japan, and the U.S. Its leading exports are textiles and electronics while imports tend to revolve around foodstuffs and raw materials. Hong Kong's currency, the HK dollar, was pegged to the US dollar at HK7.7=$1 in 1983 and investors consider it to be a stable mechanism in enduring confidence lapses and speculator attacks. The operation of a currency board and accumulation of U.S. dollars in its monetary fund is partly responsible for this stability.

The stock market (SEHK) listed 658 publicly traded companies by the end of 1997, with total capitalization at $413 billion U.S. dollars. A significant portion of SEHK firms are in real estate, and are sensitive to fluctuations in the property markets. 1997 was a tumultuous year for the Hong Kong stock market as a speculative attack on the Hong Kong dollar in October provoked a global sell-off in equities. Investors were shocked as the Hong Kong market, long regarded as a safe-haven, plunged 40% in October. The stock market's decline and the attack on the local currency sent interest rates soaring, precipitating an erosion in local property values. This in turn put additional pressure on the banking sector which is heavily geared to real estate. The Hong Kong market's dramatic downturn illustrates how vulnerable it is to the Asian region's economic problems. The structural problems besetting Hong Kong's neighbors in Southeast and Northeast Asia may not be quickly resolved. Exports to the Asian region may remain depressed as the process of economic reform in countries such as Thailand, Malaysia, Indonesia, Japan and South Korea will likely hold back economic growth in the area. Accordingly, Hong Kong and China will likely be more dependent upon demand from the U.S. and Europe for some time to come.

As a trade center, Hong Kong's economy is very closely tied to that of its trading partners, particularly China and the United States. In the wake of Deng's reforms, Hong Kong and China have become increasingly interdependent economically. Currently, China is Hong Kong's largest trading partner. After Taiwan, Hong Kong is the largest foreign investor in China, accounting for about 60 percent of overall foreign direct investment. Hong Kong plays a particularly significant role as an intermediary in U.S.-China trade. In 1996, it handled 56% of China's exports to the U.S. and 49% of Chinese imports from the U.S.

The critical question regarding the future of Hong Kong is how the Chinese leadership will exert its influence now that it has become a Special Autonomous Region (SAR). This new status is in accordance with pledges made at the Joint Declaration on the Question of Hong Kong made by the Chinese and British governments in 1984. Leading up to the hand over of the colony, the Chinese government has pledged to uphold the Basic Law of 1990 which states that Hong Kong's status as an unfettered financial center will remain intact for at least 50 years after 1997. Part of this status includes retaining the legal, financial and monetary systems (specifically the HK$/US$ peg) which guarantee economic freedom and foster market expansion.

Many investors and citizens are closely monitoring Chinese actions in order to assess their actual commitment to these principles. Already there is evidence of a clear, if slow, current of political change coming from Beijing. Certain actions, such as the curbing of media freedoms, indicate that there is the possibility of significant interference from communist authorities. More significant was the clash between the U.K. and Chinese governments over China's abolition of the elected legislature and subsequent installation of governmental leaders in both the executive and the legislature who are directly appointed by Beijing. Mr. Tung Chee-hwa, appointed as the first Chief Executive of the SAR, has surrounded himself with like-minded Machiavellian figures who have strong ties to both market successes and Beijing leaders. They are portrayed as believing in the powers of capitalism and central authority, if not democracy, leading some to speculate that the SAR could develop into a South Korean style of corporatism which preserves the economic status quo without incorporating further political freedoms.

In assessing the prospects for Hong Kong's future, it must be noted that China has a very strong interest in a prosperous SAR. Particularly if Beijing pursues a growth strategy as it has in the past, Hong Kong can be a key agent in China's economic policy. Desire for investment and new technologies necessary for modernization is a strong incentive to send positive signals through the treatment of Hong Kong. This is reinforced by the respect Hong Kong is due given its role in China's recent dynamic performance.

To be sure, there are more adamant concerns over the effect of the acquisition. Many are skeptical of Beijing's ability to leave the currency alone. Some note the continuous drop in GDP as evidence that Hong Kong has yet to mature as a service economy and that the workforce hasn't fully adjusted to the switch out of manufacturing. Additionally, by tying Hong Kong so closely with China, it now must weather the ups and downs of Beijing's relationship with the U.S. Most Favored Nation Status now means just as much, if not more, to the SAR
   as     it does to Beijing, with some asserting that revoking MFN
could result in substantial losses in trade, income, and jobs.

Hong Kong's competitive advantage has traditionally been a mix of geography, market freedoms and entrepreneurial spirit. The preservation of these advantages is now a function of the island's independence from Beijing. Today's investors will be vigilant in measuring how much of that independence is retained after July 1, 1997.

AUSTRALIA. Australia is a 3 million square mile continent (about the size of the 48 continental United States) with a predominantly European ethnic population of 18.2 million people. A member of the British Commonwealth, its government is a democratic, federal-state system.

The country has a western style capitalist economy with a workforce of
9.2 million people that is concentrated in services, mining, and agriculture. Australia's large agricultural sector specializes in wheat and sheep rearing and together, these two activities account for more than half of the country's export revenues. Australia also possesses abundant natural resources such as bauxite, coal, iron ore, copper, tin, silver, uranium, nickel, tungsten, mineral sands, lead, zinc, diamonds, natural gas, and oil. The health of the country's domestic economy is particularly sensitive to movements in the world prices of these commodities. Primary trading partners are the United States, Japan, South Korea, New Zealand, the United Kingdom and Germany. Imports revolve around machinery and high technology equipment.

Historically, Australia's strong points were its agricultural and mining sectors. While this is still true to a large extent, the government managed to boost its manufacturing sector by undertaking protective measures in the 1970's and early 1980's. These have subsequently been liberalized in an effort to spur growth in the industrial sector. Today's economy is more diverse, as
manufacture   r    s' share of total exports is increasing. Part of
the government's effort to make manufacturing more competitive was a floating of the Australian dollar in 1984, precipitating an initial depreciation, and a campaign to reduce taxes. Such reforms have attracted foreign investment, particularly in the transport and manufacturing sectors. Restrictions do exist on investment in certain areas as media, mining and some real estate.

With inflation well under control but unemployment stubbornly high and signs of cyclical slack in the economy, Australia's monetary policy is focused on preserving the low inflation environment while keeping monetary conditions conducive to stronger economic growth. The government has set a goal of achieving a government budget surplus in fiscal year 1998/1999.

Australia is fully integrated into the world economy, participating in GATT and also more regional trade associations such as the Asia and the Pacific Economic Cooperation (APEC) forum. Future growth could result from their movement towards regional economic liberalization, but a countervailing force is the reality that some export markets in Europe could be lost to continued European economic integration.

After suffering a significant recession in 1990-91, the Australian economy has enjoyed six years of expansion. The medium-term outlook appears favorable, with domestic spending supported by low interest rates, improving consumer confidence and a strengthening labor market. GDP growth has increased steadily throughout 1997. However, weakness in commodity prices, particularly metal prices, coupled with an increase in the nation's current account deficit have placed significant pressure on the Australian dollar.

Investors should be aware that, while Australia's prospects for strong economic growth appear favorable over the long-term, many sectors currently face significant risks arising from the recent turbulence in Asian countries, which account altogether for almost 60 percent of Australia's exports. While projections already embody a more subdued outlook for growth in these countries, there is a risk of this outlook deteriorating further, especially in Japan and Korea.

Due to the large position that the agriculture and natural resource sectors have in the nation's export driven economy, any weakness in commodity prices may negatively impact both the economy and stock prices. In addition, United States investors face the risk that their investment returns from investments in Australia could be eroded if the Australian currency declines relative to the United States dollar.

INDONESIA. Indonesia is a country that encompasses over 17,000 islands on which live 195 million people. It is a mixed economy that balances free enterprise with significant government intervention. Deregulation policies, diversification of strong domestic sectors, and investment in infrastructure projects have all contributed to high levels of growth since the late 1980's. Indonesia's economy grew at 7.1% in 1996, the exact average of its performance for the current decade. Growth in the 1990's had been fairly steady, hovering between 6.5-7.5% for the most part, peaking at 8.1% in 1995. Moderate growth in investment, including public investment, and also in import growth, helped to slowdown GDP growth. Growth has been accompanied by moderately high levels of inflation.

In recent years, Indonesia had been undergoing a diversification of the core of its economy. No longer strictly revolving around oil and textiles, it is now gaining strength in high technology manufactures, such as electronics. Indonesia consistently runs a positive trade balance. Strong export performers are oil, gas, and textiles and apparel. Oil, once responsible for 80% of export revenues, now accounts for only 25%, an indication of how far other (mostly manufacturing and apparel) sectors have developed. Main imports are raw materials and capital goods.

However, as with many of its Asian neighbors, Indonesia's bright prospects came to a sudden halt in August of 1997 when the plunging Thai baht began to destabilize the rupiah. By mid-year 1998 the local currency had fallen more than 80% against the dollar, and hugely increased the cost of servicing foreign debts; a collapse of the real economy, and a growing number of bad loans. Various central bank initiatives, including a doubling of interest rates, failed to halt the currency's depreciation. The nation's banks, unable to service
their extensive short   -    term borrowings, were suddenly in danger
of collapse. Of more than 200 local banks, a mere handful were estimated to be solvent at mid-year 1998.

The social effects of this decline have been devastating. By the end of 1998 the government expects 47% of the population to be living below the poverty line and unemployment is expected to surpass 20% of the workforce. This has led to an increase in social tensions and food riots and large-scale strikes have broken out sporadically. Rioting and attacks upon the countr y' s business oriented ethnic Chinese population have prompted as many as 80,000 to flee the country. Rising popular opposition forced President Suharto to resign less than three months after being appointed to his seventh consecutive five-year term and was replaced by his vice-president, B. J. Habibie. The political upheaval and resulting uncertainty has resulted in the further erosion in public confidence at home and abroad.

The breakdown in public confidence in the Indonesian economy will likely be difficult to reverse, and will prolong the period of recovery. Resumption of lending by multilateral institutions under a rescue package drawn up by the International Monetary Fund (IMF) may speed up the process of restoring the faith in the government's efforts to shore up the banking system. Nevertheless, even if the two critical outstanding issues of restructuring the corporate sector's external debt and shoring up the banking sector can be resolved this year, the economy will remain weak in 1999 and recover only slowly in the following years.

The Indonesian stock market plunged to record lows in 1997 under the combined impact of the country's economic implosion, political uncertainty and social unrest. The market's retreat continued into mid-1998 as domestic and foreign investors fled the market for safer havens overseas. While many investors believe that the market's steep decline has brought valuations of a number of Indonesian companies to very attractive levels, there remains considerable risk particularly for foreign investors. As with most foreign investments, United States investors could see their investment returns eroded if the Indonesian currency declines in value relative to the U.S. dollar. Secondly, any escalation of rioting and other forms of social unrest could be a major obstacle in the path of economic recovery. Thirdly, many question the will of the Indonesian government and its people to accept the conditions of economic reform as mandated by the IMF. Fourth, the Indonesian economy, currency and securities markets are extremely sensitive to events that take place within the Asian region and their fortunes are somewhat dependent upon how well other Asian nations resolve their own economic and currency problems.

MALAYSIA. 1997 saw Malaysia's GDP growth slow to 7.4%, down from over 8.2% in 1996 and 9.5% in 1995. Inflation has been kept relatively low at 3.8%. Performance in 1996 avoided the economy's potential overheating as export growth, investment, and consumption all slowed. A large part of Malaysia's recent growth is due to its manufacturing industries, particularly electronics and semiconductors. This has led to an increased reliance on imports; thus the economy is sensitive to shifts in foreign production and demand. This is particularly true regarding its main trading partners: the United States, Japan, and Singapore. Such shifts were partly responsible for the slowdown in 1997. In addition, monetary policies to stem the threat of overheating were evident, but the country still needs massive public and private investment to finance several large infrastructure projects. Government industrial policy seeks investment to create more value added high technology manufacturing and service sectors in order to decrease the emphasis on low skilled manufacturing. Already U.S. investors have invested over $9 billion, and most of this is in electronics and energy projects.

However, like its Asian neighbors, Malaysia has stumbled in its dash to become a developed nation by 2020. The grandiose ambitions of Malaysian Prime Minister Mahathir Mohamad have been set back by its worst-ever currency crisis, which also brought a sharp fall in the country's stock market. An overheated property market, a growing current-account deficit and a highly leveraged economy, precipitated much of the country's problems. Following the sharp decline of Thailand's currency, the Malaysian ringgit came under severe pressure. The Malaysian central bank attempted to defend the currency and the resulting spikes in interbank rates marked the start of a period of escalating interest rates. Once the central bank ceased using foreign exchange reserves to slow the ringgit's depreciation in the region-wide currency slide, the Malaysian currency quickly weakened versus the United States dollar and by year end had declined by 35%.

By mid-year 1998, the outlook for the Malaysian economy remained bleak as economists predicted that the economy would shrink by at least 5 percent this year, the first contraction in 13 years. The likelihood that Malaysia will be forced to seek IMF assistance is increasing. Although Malaysia does not have the high level of foreign debt that has overwhelmed its Asian neighbors, domestic lending, at 170 percent of GDP, was the highest in Southeast Asia when the currency crisis struck. The nation's banks are now faced with a growing number of unpaid loans as more businesses are struggling to stay afloat in the sagging economic environment.

Adding to the bleak outlook is the government's seemingly confused and erratic response to the nation's serious economic and currency crisis. The Prime Minister is increasingly at odds with the finance minister on what policies the country has to institute to remedy the country's serious problems. Prime Minister Mahathir has abandoned the tight money, financially conservative recovery policy endorsed by the IMF and has placed the blame for the nation's troubles on foreign currency and stock market speculators. The move risks triggering another round of currency devaluations, inflation and, in the long run, economic collapse.

Investors should be aware that investing in Malaysia currently entails a number of potential risks, not the least of which is the increasingly erratic economic policies of the Malaysian government that are counter to the advice of the IMF and many of the developed nations. In addition, the government appears to be escalating its hostile attitude toward foreign investors. In September of 1998 Malaysian authorities imposed new restrictions on the foreign exchange and securities markets. Included were limitations in repatriating the investment proceeds of foreign investors.

While the Malaysian population has been relatively passive during the first year of the economic meltdown, there could be mounting social unrest if the crisis is prolonged. Should the country finally adopt IMF remedies the Malaysian people may be reluctant to accept the additional sacrifices that they will be called upon to endure. This could seriously undermine the recovery of Malaysia's economy as well as its currency and stock market. An increasingly hostile government towards foreign investors could also lead to additional curbs on the free access to their funds. As with other Asian markets, currency risk remains substantial.

SINGAPORE. Since achieving independence from the British in 1965, Singapore has repeatedly elected the People's Action Party (PAP) as their government. It is a party that is so consistent it has only offered up two prime ministers in this 32-year period. Elections in January 1997 returned the PAP to power, signaling satisfaction with their policy of close coordination with the private sector to stimulate investment. Typical policies include selective tax incentives, subsidies for R&D, and joint ventures with private firms. While the combination of consistent leadership and interventionist policies is sometimes seen as impeding civil liberties and laissez-faire economics, it has produced an attractive investment environment.

The Singapore economy is almost devoid of agriculture and natural resources, not surprising given the island nation's geographic size. Its strongest sector is manufacturing, particularly of electronics, machinery and petroleum and chemical products. They produce 45% of the world's computer disk drives. Major trading partners are Japan, Malaysia and the United States.

The economic situation in Singapore registered a passable year in 1996 but weakened in early 1997, dragged down by the downturn in the global electronics industry. However, it ended the year on a firmer footing as real GDP growth rose from 4.1% in the first quarter to 7% by the fourth quarter. Inflation remained low and the current account balance maintained its large surplus. Property values have declined recently, impacted by continuing oversupply.

Although Singapore boasts one of the strongest economies in Asia, investors in that market face a number of possible risks. Chief among these is that the country is not immune to the region's economic troubles, as Singapore's neighbors account for nearly one-quarter of its trade. Any prolonged regional economic downturn could slow its
growth. In addition,    analysts     believe that there is
considerable downside risk in the current Singapore dollar exchange rate and any decline in the Singapore currency versus the U.S. dollar could erode the investment return of United States investors in that market.

SOUTH KOREA. South Korea has been one of the more spectacular economic stories of the post-war period. Coming out of a civil war in the mid-1950's, the country found itself with a destroyed economy and boundaries that excluded most of the peninsula's mineral and industrial resources. It proceeded over the next 40 years to create a society that includes a highly skilled and educated labor force and an economy that exploited the large amounts of foreign aid given to it by the United States and other countries. Exports of labor intensive products such as textiles initially drove the economy and were eventually replaced by heavy industries such as automobiles.

Hostile relations with North Korea dictate large expenditures on the military and political uncertainty and potential famine in the north has put the south on high alert. Any kind of significant military effort could have multiple effects, both positive and negative, on the economy. South Korea's lack of natural resources put a premium on imported energy products, making the economy very sensitive to oil prices.

Since 1991, GDP growth has fluctuated widely between 5% and 9%, settling down at 5.6% last year. Currently the labor market is in need of restructuring, and its rigidity has hurt performance. Relations between labor and the large conglomerates, or Chaebols, could prove to be a significant influence on future growth. Inflation in the same period has been consistently dropping, save a brief rise in 1994 and finished the year at 4.5%. The country consistently runs trade deficits, and the current account deficit widened sharply in 1996, more than doubling to $19.3 billion. South Korea's strong domestic sectors are electronics, textiles and industrial machinery. Exports revolve around electronics, textiles, automobiles, steel and footwear, while imports focus on oil, food, chemicals and metals.

The stock market (Korea Stock Exchange) is currently undergoing liberalization to include more foreign participation, which was only first allowed in 1992, but the bond market remains off limits until 1999. Foreign ownership has since been increased to 55% for all listed stocks except three. The foreign ownership liberalization is in response to the KSE 1996 performance, which was down 18%. The number of listed companies totaled 726 in 1997, a decline of 34 from the previous year, while the market's capitalization plummeted 70 percent from its 1996 level.

Over the calendar year 1997, the Korean stock market extended its two-year decline plunging by 42% to its lowest year-end level since 1986. The collapse came as a direct result of the Asian region's currency crisis and the failure of several Korean conglomerates. In
the summer of 1997   ,     the South Korean won hit record lows
against the U.S. dollar as a series of nationwide labor strikes aggravated the already escalating trade deficit. Despite aggressive official intervention to support the local currency, the won had fallen from 860 to 914 to the U.S. dollar by year-end.

The Korean market poses risks for current and prospective investors. The Korean government will need to maintain public support to implement the radical and difficult restructuring of the economy demanded by the IMF under a $58 million loan package. This opposition could come from the country's major conglomerates that have yet to institute necessary restructuring initiatives, and from workers protesting against rising unemployment.

In addition, relations with its long-standing enemy, North Korea have been worsening as widespread famine could prompt another attack on its southern neighbor to divert the attention of its people from their suffering. More importantly, South Korea's heavy reliance on exporting to the Asian region holds its economy hostage to the economic fortunes of its neighbors.

THAILAND. The Thai economy has witnessed a fundamental transition in recent years. Traditionally it was a strong producer of textiles, minerals and agricultural products, but more recently it has tried to build high technology export industries. This proved particularly fortuitous in the mid 1990s when flooding wiped out much of their traditional exports, but the newer industries remained strong, keeping the growth rate above 8%. (This level had been achieved through the 1990s, giving the economy a name as one of the fastest growing in the region.) Successive governments have also taken steps toward reducing the influence of central planning, opening its market to foreigners and abandoning five-year plans. This restructuring is still underway, and the change can cause difficulty at times.

The political situation in Thailand is tenuous. Democracy has a short history in the country, and power is alternatively obtained by the military, a non-elected bureaucratic elite, and democratically elected officials. The frequent transfers of power have generally gone without divisive, bloody conflicts, but there are bitter differences between the military and the political parties. Free elections in 1992 and again in 1995 have produced non-military democratic leaders from different parties, a healthy sign of party competition. More recently, the dramatic downturn in the economy generated demands from all sectors of society for the resignation of Prime Minister Chavalit. The worsening economic situation threatened social stability of the nation and the Prime Minister resigned after barely one year in power.

In 1997 GDP contracted by approximately 0.3%, compared with 7.2% growth in 1996 and 8.6% in 1995. The 1997 current account deficit was 1.9% of GDP as against 7.9% in 1996. Inflation was 5.6%, however, the government has projected a 16.2% rate for 1998. One cause for Thailand's economic downturn was a decline in export growth as its manufacturing industry faces stiff competition from low priced competitors and its agriculture has suffered a severe drop in production. In 1996, Thailand's currency, the baht, was linked to a U.S. dollar dominated basket, and monetary policy had remained tight to keep that link strong and avoid inflationary pressures.

The situation changed in early 1997, however, with the revelation of many bad bank loans and a bubbling of property prices due to over-investment. Many companies, faced with slowing exports, stopped servicing their debts. Many other firms have stayed alive only with infusions of public cash, and the government has been slow to let many property laden financial firms fail. The stock market has reacted strongly, dropping to new lows for the decade. Reluctant to float the baht, indeed promising that it wouldn't, the government relented in early July hoping to revive export and stock market growth. The subsequent devaluation (approximately 20% against the dollar in the first month) led to the need for a $16 billion loan coordinated by the IMF to shore up foreign reserves. Most of the loan came from neighboring countries led by Japan, indicating their desire to both protect their own investments in Thailand, and also mitigate the effect of the devaluation on their home currencies.

The total impact of the entire situation is negative, particularly on inflation, unemployment and foreign debt. Significant turnover and a major gamble on the currency has put the government in a precarious position, especially given the fact that it is a six party coalition. Dissatisfaction amongst the military, always a political factor, is high.

The new Thai government has produced mixed results in their efforts to remedy the country's serious economic woes. Crucial to Thailand's recovery are both the outcome of newly instituted economic and banking reforms and the outlook for both China's and Malaysia's economies. Looking forward, currency risk remains high and the baht will likely be highly vulnerable to regional contagion.

INDIA. India is the second most populous and seventh largest country in the world. Although the country occupies only 2.4% of the world's land area, it supports over 15% of the world's population. Only China has a larger population. The Indian government is classified as a federation, or union, and is, under its constitution a "sovereign, socialist, secular, democratic republic" composed of 25 states and 7 union territories. Like the united States, it has a federal form of government. However, the central government in India has greater power in relation to its states, and is patterned after the British parliamentary system.

India's population was estimated at 952 million in 1997 and has been projected to double by the year 2028. Religion, caste, and language are major determinants of social and political organization. Although 83% of the people are Hindu, India also is the home of more than 120 million Muslims - one of the world's largest Muslim populations. Despite economic modernization and laws countering discrimination against the lower end of the class structure, the caste system remains an important factor in Indian society.

India has the world's fifth largest economy in terms of purchasing power parity. About 62% of the population depends directly on agriculture. Industry and services sectors are are growing in importance and account for 29% and 42% of GDP, respectively, while agriculture contributes about 29%. More than 35% of the population lives below the poverty line, but a large and growing middle class of 150 - 200 million has disposable income for consumer goods. In the industrial sector, India now manufactures a variety of finished products for domestic use and export.

India gained independence in 1947 after two centuries of British colonial rule. Economic policies in the first four decades of independence were driven by its leaders' deep distrust of foreign economic interests and admiration for the the Soviet model of centrally planned industrialization. Accordingly, the country has followed a policy regime that has been characterized by extreme protectionism and public sector dominance in strategic sectors. Nevertheless, India has developed a large and diversified private sector, and agriculture has remained almost entirely in private hands.

India's treatment of foreign investment has been alternatively encouraging, ambivalent or difficult, depending on the industry sector involved. Most industries are open to limited investment by multinational companies while others are closed to foreign investors. Sectors closed to foreign investment currently number five: mineral oils; railway transport; warships and the military-related areas of aircraft; atomic energy; and associated minerals. Although recent measure have liberalized the investment limits on a number of major industries, several political parties, deeply hostile to foreign investment, have made these issues the subject of pre-election rhetoric.

India has a large and active stock market which ranks twentieth globally in market value. There are 23 recognized stock exchanges in India. The BSE is the premier exchange; accounting for more than one-third of trading volume, over 70% of listed capital and over 90% of market capitalization. As of the end of 1997 there were 5,842 listed companies on the BSE with a total market value of US$128.27 billion.

Relations between India and its neighbors have been fraught with difficulties. India disputes Pakistan's claims to part of Kashmir, and repeated attempts at mediation have not resolved this conflict. The dispute has triggered wars between the two countries in 1947, 1965 and 1971. More recently, India's nuclear tests prompted Pakistan to reply in kind, despite Western efforts to dissuade it. Economic sanctions imposed by the U.S. and other industrialized countries following the nuclear tests in May of 1998 have not been without consequences. While their short-term direct effect on the economy has been relatively modest, the indirect and medium-term consequences of sanctions could become more serious. Relations with Nepal, whit Bhutan and with China are marred by China's two territorial claims in the nation's east and north. Historical suspicions remain following the 1962 border war between India and China and the two countries have continued to work towards expanding their political and economic influence in the South Asian region.

While India presents many attractions for U.S. investors, there are a number of factors that could pose considerable risk to those investing in this market: Contemporary politics have become increasingly unpredictable since the resounding defeat of Congress in 1996 after
decades at the help. Th   e     alignment of political forces has
become increasingly erratic among factions, parties and interest groups. Some factions within the current administration have been hostile to foreign investment and could impose measures that would be detrimental to the interests and rights of these investors.

India's foreign relations in the region remain fragile and the possibility of increased tensions or open warfare is an ever-present danger to th stability of the market. In addition, the monetary cost of economic sanctions resulting from recent nuclear tests could substantially impact economic growth and corporate profits. Sanctions affect India in several ways. Crucially, there will be a deferment or loss of direct aid and concessional loans, from multilateral agencies
(notably the World Bank) and bilateral donors (th   e     U.S., Japan
and Canada, among others). The loss of export credit and guarantees, notable from the US Export-Import Bank could delay and increase the cost of large infrastructure and foreign investment projects. This, in turn, could have a negative impact upon creditor and investor confidence in the Indian market.

Relative to the more mature markets of the world, the level of corporate disclosure in India is very low and companies are generally less disposed to act in the best interests of their shareholders.
Accordingly, investors face a much more difficult task in ascertaining the true investment worth of a particular stock.

As with most other emerging markets, the Indian market has been negatively impacted by recent economic and currency turmoil in the world's less developed regions and its likely to be similarly impacted in any future weakness. Currency fluctuation is an additional risk to U.S. investors as any weakening in the value of the Indian rupee versus the U.S. dollar could erode the value of their investments upon currency translation.

TAIWAN. Taiwan is one of the most densely populated countries in the world, with a population of over 20 million, or 1,504 persons per square mile. Most Taiwanese are descendants of immigrants who came from China's Fukien and Kwantung provinces over 100 years ago. Mandarin is the official language while English is taught to all students as their first foreign language, beginning in the seventh grade.

Although settled by Chinese in the seventeenth century, Taiwan (also called Formosa) was ruled by Japan from 1895-1945 and subsequently reverted to Chinese administration at the end of World War II. In 1949, nationalist leader Chiang Kai-shek took control of the island after fleeing mainland China with two million supporters, following his defeat at the hands of the communists. Since that time, Taiwan has been governed by the right-wing Kuomintang (KMT) which was founded by Chiang Kai-shek. In 1996 the island held its first popular presidential elections in which the KMT retained its control.

Both the Taipei and Beijing governments consider Taiwan an integral part of China. The KMT has vowed to reconquer the mainland while the People's Republic of China has urged Taiwan to accept a peaceful reunification with the mainland. China has proposed that they regain sovereignty over Taiwan on the basis of a "one country-two systems" arrangement similar to that of the recent reunification of Hong Kong. Nevertheless, China has periodically threatened to annex Taiwan through military action.

Under the KMT government, Taiwan achieved a remarkable record of economic growth with the assistance of massive U.S. aid in the early years of the post war period. Today, Taiwan has one of the world's strongest economies and is among the ten leading capital exporters. Between 1980 and 1990 real GDP expanded at an average annual rate of 7.9%. During 1990-95 an annual GDP growth rate of 6.6% was recorded. In 1996, compared with the previous year, GDP increased by 5.7% in real terms, while it was anticipated that growth would exceed 6.0% in 1997 and 1998. Between 1960 and 1973 the island's exports rose 20 fold and real GDP increased 3.3 times. Even more remarkable, as the shift of millions of people from villages to cities took place, was the high level of employment. Between 1964 and 1995 the unemployment rate rarely exceeded 2% of the work force in any year.

Prior to 1967 foreign sources played a large role in financing capital formation expansion, but thereafter domestic savings financed the entire growth of net capital formation. By 1986 the ratio of national gross savings to GDP had reached 38.5%. Thereafter the ratio declined, standing at 26.0% in 1996. The expansion of foreign trade was the major reason for Taiwan's rapid capital growth. Much of the growth in exports could be attributed to the competitiveness of its exports in price and quality in world markets.

Since the mid-1990s the island's traditional reliance upon light industry has gradually given way to high technology activities, as emphasis shifted from labor-intensive to capital-intensive production. The electrical and electronic machinery sector continued to show particularly strong growth in the 1990s as did the chemical sector. Taiwan also has eleven vehicle manufacturers, all of which have contracted joint ventures with foreign companies. By the mid-1990s Taiwan had become one of the world's largest producers of personal computers and semiconductors.

Taiwan has a large and active stock market ranking twelfth by market value among the world's markets. The TSE in Taipei is the only official stock exchange in Taiwan, although there is also a small OTC market. At the end of 1997 there were 404 companies listed on the TSE with a market capitalization of US$288.1 billion. The market is dominated by individual investors, who account for 90.7% of total turnover in listed shares. Many local institutions, such as banks, insurance companies or pension funds, are prohibited or restricted from investing in listed shares. Foreign individuals and institutional investors meeting certain criteria have been able to invest in the market directly since 1990 but are subject to certain limits. Foreign involvement in the market through qualified foreign institutional investors and mutual funds is small but growing.

Investing in Taiwan entails special risks as well as those risks that are common to other emerging markets. Taiwan's relations with The People's Republic of China remain fragile. The conflict between the entrenched nationalization of China and the nascent nationalism of Taiwan persists and armed conflict between the two nations remains a possibility. Beijing continues its policy of attempting to isolate Taiwan and could use its growing economic power and political influence to interfere with the nation's trade with the rest of the world's economies.

In addition, the Taiwan market has been one of the most volatile in Asia over the past decade. The country did not escape the effects of the Asian economic and currency crises in 1997 and 1998 and could continue to be negatively impacted by an extension of the current regional turmoil. The nation's heavy dependence upon trade and manufacturing partnerships with foreign companies also leaves it particularly vulnerable to downturns in the global economies. Currency fluctuation is an additional risk to U.S. investors as any weakening in the value of the local currency versus the U.S. dollar could erode the value of their investments upon currency conversion.

THE PHILIPPINES. The Philippines is a developing democratic republic. After 300 years of Spanish rule, the United States acquired the Philippines from Spain in 1898 and ruled for 48 years. The country subsequently gained its independence from the United States in 1946. The nation, as provided by the 1987 Constitution, is a democratic republican state with a presidential form of government. However, since its independence, the government has been periodically joined by military coups, martial law and political assassinations.

The Filipino population consists of approximately 70 million people, primarily of Indo-Malay, Chinese and Spanish descent. Thirteen percent of the population lives within the Metro Manila area. Most Filipinos are bilingual, with English as the basic language in business, government, schools, and everyday communications. While there are 87 languages spoken throughout the Philippines, the official language is
   F    ilipino, which is spoken mainly in the Metro Manila area and widely used in the mass media.

The Philippine economy is basically agricultural if food-processing manufacture is included. Agriculture (including forestry and fishing) contributed 21.5% of GDP in 1996, and engaged 39.8% of the employed labor force, while industry (including mining, manufacturing, construction and power) contributed 31.9% of GDP and engaged 16.5% of the employed labor force.

Manufacturing accounted for 22.6% of GDP in 1996 and engaged 9.8% of the labor force. The principal branches of manufacturing are food products, petroleum refineries, electrical machinery, chemical products, beverages, metals and textiles.

The services sector contributed 46.6% of GDP in 1996, and engaged 43.7% of the employed labor force. Remittances from Filipino workers abroad constituted the Government's principal source of foreign exchange, while tourism remains a significant sector of the economy.

In 1995 the Philippines recorded a trade deficit and a deficit on the current account of the balance of payments. The principal source of imports was Japan, which accounted for 22.1% of the total. Other significant suppliers were the United States, Saudi Arabia, Singapore, the Republic of Korea and Taiwan. The United States was the principal market for exports (35.8%), while other purchasers were Japan, Singapore and the United Kingdom.

Under the regime of General Fidel Ramos, installed in 1992, the economic performance of the Philippines improved dramatically, owing to extensive structural reforms, including the dismantling of protectionist legislation and the liberalization of trade, foreign investment an foreign exchange controls. However, economic growth was adversely affected by the regional financial crisis in 1997. The effective devaluation of the peso in July caused a collapse of the stock market and led to rising inflation and the depletion of foreign exchange reserves. The absence of large foreign investment inflows, which had previously contributed to an overall surplus on the balance of payments despite a recurrent account deficit, resulted in an overall deficit in 1997.

The Philippine stock exchange (PSE) is the country's only exchange and ranks thirty-sixth in total market capitalization among the world's markets. The total number of companies listed on the exchange was 221 in 1997. Individual domestic investors are the majority participants while foreign investment is dominated by the Taiwanese, who are closely followed by the Japanese and Hong Kong Chinese. Foreign investors are generally allowed to acquire 100% of the equity of a Philippine listed company, although there are businesses where foreign ownership is restricted by law.

Foreign investors face special risks when investing in the Philippines. The country's economy and stock markets have historically been highly sensitive to changes in the Asian region's economies and this has been amply demonstrated in recent years. After posting dramatic gains in the four years preceding Asia's financial crisis in mid-1997, the Philippine stock market plummeted in response to the spreading economic, political turmoil in Southeast Asia and Japan. The market's weakness was further exacerbated as foreign investors pulled out of the market in large numbers.

Weakening conditions in neighboring countries has also negatively impacted the Philippine peso. Plummeting currencies in Thailand, Indonesia, Singapore and Malaysia sent the Philippine peso into a steady decline. Over the 1997 calendar year, the value of the peso fell by 52 percent versus the U.S. dollar.

For U.S. investors, currency fluctuation presents an additional risk to investing in the Philippines as a weakening peso can erode the investment returns on their investments in that country.

Because the Philippines is highly dependent upon the United States, Japan and the Southeast Asian countries as the primary purchasers of
   its     exports,    its     economy is particularly sensitive to
changes in the economic fortunes of these nations.

Although the Philippine political climate appears to have improved over the past few years, investors should be aware that the country has periodically been subjected to military coups, martial law, and widespread political corruption since it gained independence. Several past administrations have instituted policies that have also been detrimental to the domestic economy and the rights of its citizens. Cronyism and corruption have also been rampant in both government and the business community to the detriment of the interests of corporate shareholders.

PAKISTAN. The Islamic Republic of Pakistan was founded in 1947, when the British partitioned the South Asian subcontinent into two states:
India and Pakistan. (East Pakistan broke away to become Bangladesh in 1971). The Pakistan constitution of 1973, amended substantially in 1985, provides for a President (Chief of State) who is elected by an electoral college consisting of both houses of the federal parliament and members of the four provincial legislatures. The National Assembly in a special session elects a Prime Minister. Following the election, the President invites the Prime Minister to create a government. The constitution permits a vote of "no confidence" against the Prime Minister by a majority of the National Assembly. In practice, the army has a strong voice in the decision-making process and few Presidents have been able to oppose its interests for long.

Relations between Pakistan and India have been fraught with difficulties. India disputes Pakistan's claims to part of Kashmir, and repeated attempts at mediation have not resolved this conflict. The dispute has triggered wars between the two countries in 1947, 1965 and 1971. India has accused Pakistan of fomenting religious and political unrest and in 1994 there were frequent disturbances in the region. The
two sides frequently exchange    gun    fire. More recently, India's
nuclear tests prompted Pakistan to reply in kind, despite Western efforts to dissuade it. Economic sanctions imposed by the U.S. and other industrialized countries following the nuclear tests have not been without consequences. While their short-term, direct effect on the economy has been relatively modest, the indirect and medium-term consequences of sanctions could become more serious as the resumption of IMF funding is currently in jeopardy.

With a per capita GDP of about $470, Pakistan is considered a low-income country by the World Bank. No more than 39% of adults are literate and life expectancy at birth is about 62 years. Relatively few resources have been devoted to socio-economic development or infrastructure projects. Inadequate provision of social services and high population growth have contributed to a persistence of poverty and unequal income distribution.

The country's principal natural resource is arable land (25% of the total land area is under cultivation). Agriculture accounts for 24% of GDP and employs about 50% of the labor force. Wheat, cotton, and rice together account for almost 70% of the value of total crop output and
are among the countr   y'    s major exports. Pakistan's manufacturing
sector accounts for about 20% of GDP. Cotton textile production and apparel manufacturing are Pakistan's largest industries, accounting for about 50% of total exports. Other major industries include cement, fertilizer, sugar, steel, tobacco, chemicals, machinery and food processing.

Weak world demand for its exports and domestic political uncertainty have contributed to the nation's widening trade deficit. The nation continues to rely heavily on imports of such materials as petroleum products, capital goods, industrial raw materials and consumer products and the resulting external imbalance has left Pakistan with a growing foreign debt burden. Annual debt service now exceeds 27% of export earnings.

Pakistan has three stock exchanges located in Karachi, Lahore and Islamabad. The Karachi Stock Exchange (KSE) is dominant, accounting for approximately 80% of equity transactions in Pakistan. The KSE ranks forty-eighth among the world's markets and had a market capitalization of $11billion in 1997. At the end of that year there were 781 companies listed on the KSE. The combined market capitalization of the 20 largest companies represented 71.7% of the market total.

U.S. investors should be aware that there are a number of factors that could pose special risks to investing in Pakistan securities. Among these is the country's long history of government instability marked by military coups, political assassinations and frequent outbreaks of violent rioting, strikes and ethnic unrest. While recent governments have made some progress on addressing some of the country's social and economic ills, the current administration is faced with a number of serious crises. The country appears to be close to defaulting on its international commitments. With no debt repayments made since August of 1998, Pakistan faces the possibility of outright default unless it can secure a bailout package and debt rescheduling. Recent talks with the IMF on a debt rescue package broke down and a default could precipitate declines in the nation's trade and currency. By November
of 1998, foreign investment ha   d     slowed dramatically in response
to a rise in investment risk and new restrictions imposed by the central bank designed to limit the outflow of foreign exchange.

Corruption within the government and business community remains a
problem and corporate    managers     are generally not focused on
improving shareholder interests.

The threat of war with India over the disputed province of Kashmir remains a threat to peace in the region and any outbreak of hostilities would likely plunge the nation's economy into deep depression and further erode the relative value of its currency versus the world's major currencies.

SPECIAL CONSIDERATIONS REGARDING LATIN AMERICA

Latin America represents one of the world's more advanced emerging markets. With a total population of 427 million people and its abundant natural resources, the area is a prime trading partner for the United States and Canada. Latin American exports represent, on average, 16.6% of GDP. Strong export sectors are petroleum, manufactured goods, agricultural commodities such as coffee and beef, and metals and mining products. GDP growth in Latin America as a region was 3.4% in 1996, up from 0.1% in 1995. Recognizing the important role of international trade as a component of GDP, the countries of Latin America have formed strong regional trade organizations, notably Mercado Comun del Sur (MERCOSUR). Talk of extending the North American Free Trade Agreement (NAFTA) down through Latin America indicates some desire to tie the economies even closer to those of the north.

Politically, Latin American countries generally have strong presidential systems closely modeled after the United States. The transition to democracy is largely complete in most countries. All countries enjoy good relations with the United States, with whom they cooperate on a range of non-economic matters, such as preservation of the environment and drug control. Monetarist minded governments were responsible for the successful staving off of contagion from the
   1995     currency crisis in Mexico, increasing their stature in the eyes of most capital market participants.

ARGENTINA. Prior to 1989, Argentine politics were characterized by populist leaders, sometimes democratically elected and sometimes not, who ruled with the overt support of the military. Coups and outright military rule were not uncommon. Economic polic i es were highly protectionist, with significant barriers and restrictions on foreign trade and investment. Markets were highly regulated and the state was heavily involved in many industries. Inflation was routinely high and growth stagnant.

President Carlos Menem was first elected to office in 1989 and undertook a program of deregulation, liberalization and macroeconomic reform. The results have been positive. GDP growth in 1997 was 8.0%, up from 4.4% in 1996 and -4.4% in 1995. Argentina's growth, averaging over 6% from 1991 to 1997, had been driven primarily by domestic consumption. Immediately after the Mexican crisis, bank liquidity was restrained. However, deposits have since returned to the system surpassing the levels that existed prior to the crisis and liquidity is very much improved. Lending also increased and consumer spending rebounded although it has slowed somewhat due to the most recent Brazilian crisis. The positive effect is that inflation, well over 150% at the beginning of the decade, was 0.4% in 1996. Still troublesome for Argentina is unemployment, quite high at 15%. Menem's economic liberalization policies have succeeded in attracting foreign investment. From the U.S. alone, approximately $10 billion was invested by 1996. Investors have been most attracted to the telecommunications, finance, and energy sectors.

Argentina enjoys a positive trade balance. The export economy is heavily weighted toward agriculture, which represents 60% of the total value of all Argentine exports. Primary products are livestock, oilseeds, and grain. Argentina's single biggest trading partner is Brazil, and the United States is the second. Primary imports are machinery, vehicles and chemicals.

The resignation of Economy Minister Domingo Cavallo in July 1996 was initially greeted with skepticism from the markets. Cavallo was widely recognized as the man responsible for ensuring the convertibility of the peso by pegging it to the dollar, a move which saved Argentina from the hyperinflation and continuous drops in output which could have followed from the Mexican crisis in 1994. Confidence was quickly restored, however, with the appointment of Roque Fernandez, who promptly reaffirmed commitment to Cavallo's plan and introduced further measures for fiscal stability.

The next presidential election is due in 1999. In accordance with the constitution, Menem, a member of the Peronist party, can not seek a third consecutive term. The next election is likely to present a third candidate to the voters beyond the traditional contestants from the Peronist and Radical parties. Frepaso, a center-left alliance, first emerged in the 1995 elections and by 1999 could build itself up enough to promote a viable alternative to the older parties. It is uncertain how policies would be effected by the systemic change from a predominantly two party system to a three party one.

The Argentine stock market reached an all-time high in October of 1997 in response to rising corporate earnings and strong economic growth. However, the market underwent a significant correction due largely to the "contagion effect" of the Asian economic and currency crisis and the Mervel index ended the year only 5.9% ahead. While there was little direct impact from the Asian crisis on Argentina's economy, foreign investors fled the market, as they feared that Asia's currency problems would spread to Latin America.

The Argentine market may pose special risks for investors. As an emerging nation, Argentina's stock market may be particularly vulnerable to widespread economic, currency and market turmoil such as we have seen recently in Asia. These crises may prompt investors to become increasingly averse to emerging market exposure on concern that the impact of these events will spread to other countries. In addition, mutual funds that invest in emerging markets may be forced to sell holdings in countries that have little similarity with the markets in trouble, merely to raise cash to meet redemptions. Similarly, the Asian crisis has accelerated a growing imbalance between supply and demand for basic commodities such as oil, metals, pulp, grains and others. This could impact the Argentinean stock market where energy stocks (oil, gas and electricity) comprise approximately 40% of the market's total value. A currency devaluation by one or more of its Latin American neighbors could precipitate a recession and political pressure for competitive devaluation to protect the country's trade competitiveness.

While Argentina's political situation is relatively stable   ,
there is a high degree of dissatisfaction with the government's inability to lower the country's high unemployment rate. This could eventually lead to social unrest and a turnover of the government to the control of parties less favorable to investors.

BRAZIL. Brazil is the largest country in South America and is home to vast amounts of natural resources. Its 155 million people are descendants from indigenous tribes and European immigrants. They live in diverse socio-economic conditions, from the urban cities of Sao Paolo to the undeveloped trading posts of the distant regions. Industrial development has been concentrated in specific areas. The disenfranchised population is quite large and is a source of many of Brazil's social problems.

The Brazilian economy is currently undergoing extensive reforms, stemming from a 1994 effort to stabilize the currency called the Real Plan. With the aim of curbing inflation, a new currency, the Real, was introduced and supported via a floating exchange band. The plan has stabilized the exchange rate and controlled inflation which was at 2,700% in 1994. Inflation in 1995 dropped to 81%, and fell even further in 1996, settling at 18.7%. Perhaps the most remarkable achievement for the Brazilian economy in 1997 was the lowest rate of inflation in the past 40 years, as the National Consumer Price Index increased just 7.48%. At the same time, however, the Real Plan has sent the trade and current account balances into a deficit. The current account deficit is expected to reach $30 billion in 1998, equivalent to 3.6% of GDP.

Other objectives of the administration of the current President, Fernando Henrique Cardoso, are trade liberalization and privatization, but these efforts are sporadic and often stalled by special interests in the legislature. Some privatization efforts are performing well, particularly in the utilities sector. Utilities and telecommunications have been key draws for foreign investment, and foreign direct investment (FDI) is coming in at record levels. In 1998 the country received over $20 billion from privatizations. Still, there are restrictions against investments in certain industries, such as metals and mining.

Traditionally a primarily agricultural economy, a strong industrial
sector has developed which produces metals, chemical   s    , and
manufactured consumer goods. Agriculture still plays a significant role, however, representing 11% of the GDP, 40% of exports and employing over 35% of the workforce. Primary agricultural products are grains, coffee, and cattle. Regarding energy and utilities, the
country is a leading producer of hydroelectric power, but    is
dependent on imports for oil.

Presidential elections were held in October of 1998 and President Cardoso won with 53% of the vote. This should insure continuity in policy, which will be much needed given the difficulties caused by the recent instability in the global markets and its impact on Brazil.

In 1997 the Brazilian stock market rose to an all-time high in the first quarter. Over the summer, the speculative attack on the Thai currency triggered a sharp reversal in the Brazilian market, as investors feared a raid on the Brazilian real. However, the market ended the year with a gain of 4.34%. By mid-year 1998 the Brazilian market plummeted amid growing concern that Brazil, Latin America's largest economy, might suffer the confidence crisis that had caused large currency devaluations in Russia and Asia.

Investing in Brazil could entail special risks: High unemployment is the chief challenge facing Brazil's president Cardoso following his reelection in October of 1998. Joblessness is at a record high and social unrest could hinder his progress in subduing inflation and denationalizing government ownership of many of its businesses. Brazil could be a likely target for a renewed attack on its currency. The economy is in a more precarious state: interest rates remain high and, despite austerity measures, little progress has been made in reducing the current account deficit. This poses particular risk for U. S. investors who would see their investment returns eroded if the Brazilian real were to be devalued.

Overall, Brazil remains vulnerable to both external shocks and changing sentiment due to worsening domestic indicators or political risk.

CHILE. Chile is a transition economy which has recently made great strides toward putting its authoritarian, statist, past behind itself. In all of Latin America, it is the country with the highest rates of growth. Averaging 7.3% so far this decade, GDP grew at 6.0% in 1996, down from 6.6% the previous year. Inflation has been steadily declining and is down over 15% in the last five years. Inflation in 1997 was 6.0%, a 0.6% drop over 1996. Unemployment in 1996 was 6.2%, particularly low for the Latin American region. Chile is still considered to have one of the best performing stock markets in the region.

Performance of the Chilean stock market was lackluster in 1997 as weak copper prices and rising interest rates led to a contraction in the domestic economy. Also contributing to the market's weakness was the contagion effect of the Asian economic and currency crises, a decline in pulp and steel prices; and uncertainty about the growth prospects of its Latin American neighbors. These factors combined to produce a 15% decline in the stock market for the 1997 calendar year. The market weakness carried through into the first half of the next year.

Eduardo Frei is President and is due for reelection in 1999. President Frei has been trying to decentralize the government but encounters
stiff opposition from the powerful trade unions   ; a    lso high on
Frei's agenda is tax reform.

There is a considerable military component to political life in Chile.
   Constitutional reforms, currently in progress, are attempting to
further dimish the role and influence of the military.     A
successful outcome requires that the military acquiesce as it is stripped of its political powers.

Investors in the Chilean market face special risks   .     The Chilean
market is particularly sensitive to the fluctuation in the international price of copper and pulp on the international markets and they have a significant impact on the nation's economy and stock market.

As is typical of most emerging markets, much of the Chilean market equity is firmly held by controlling families and their associates. Accordingly, these owners may not always act in the interests of outside shareholders. In addition, any weakness in the Chilean currency versus the dollar could erode the investment returns to
U   .    S   .     investors upon currency conversion.

MEXICO. The Mexican economy has recovered fairly well since the currency crisis of December 1994 thanks in large part to growth in exports, peso stabilization, and massive financial assistance from the United States. GDP growth rose to 7.3%, with consumer spending and investment leading the way. A major positive factor supporting growth during 1997 was the strength of the peso, which closed the year little changed from its 1996 year-end level. In addition, the nation's inflation rate declined to 15.7% from the 27.7% rate of 1996. This marked the second straight year of improvement. Inflation is the chief concern of the central bank, which takes active measures such as the setting of wage ceilings and the adjustment of interest rates to control it. Domestic consumption, while improved, has yet to return to pre-1994 levels, and has also contributed to the containment of inflation.

The Mexican economy is very strong in manufacturing and natural resources, specifically oil. Manufacturing alone counts for 22% of the Mexican GDP and 21% of all urban employment. The economy is also very closely tied to the United States, which is responsible for 60% of all foreign investment and with whom it conducts over 75% of all trade. Trade pacts such as the NAFTA further integrate the economies, giving the United States strong incentives to provide assistance in times of crisis. NAFTA also enabled the recent recovery, given the ease with which it allows increases in exports and investment. The Mexican stock market listed 194 companies with total capitalization of $156 billion in 1997.

Internally, the various people of the Mexican states have recently experienced a great deal of dissatisfaction with their relationship to the federal government. Most notably, in Chiapas there have been armed uprisings by indigenous groups demanding further autonomy. While the rebellions have not strongly shaken financial markets, they serve as a reminder of the diversity of Mexico, of the vast socio-economic gaps between various peoples, and of the potential for such groups to demand the attention of both their government and the world.

Politically, the landscape changed fundamentally in July 1997. The defeat of candidates from the Institutional Revolutionary Party (PRI) in legislative elections signaled the end of decades of one party rule. Citizens now have the confidence that their votes count and that the PRI is no longer invincible. Winning every presidential election since its founding in 1929, the PRI was the country's monolithic political machine, maintaining power through rigged elections and ruling in an environment rife with intrigue and corruption. Internal pressures including armed rebellion from domestic interest groups, extensive crises and scandals caused by intra-party rivalries and corruption, and deteriorating relationships with foreign countries over financial mismanagement and mutual social problems all contributed to the establishment of fully free and unfettered elections. Numerous electoral reforms implemented since 1989 have aided in the further opening of the Mexican political system and opposition parties have made historic gains in elections at all levels. Much of the impetus for establishing a real two party system in Mexico can be credited to President Zedillo and the PRI majority in
C   o    ngress. During 1995-96 the political parties negotiated
constitutional amendments to address electoral campaign fairness issues, which passed unanimously. The response from the Mexican people was clear as a record number of registered voters cast ballots. Though they took the most votes (39%) for the 500-member Lower House of Congress, the PRI has lost their majority. Mid-term elections held in July of 1997, also saw large gains for opposition parties and marked a significant step in Mexico's political transformation. Market reaction to the new Mexican political world was positive. The IPC index, consisting of 35 of the most representative stocks on the Mexican Stock Exchange, rose 3.25% the day after the election. Further financial implications of the new landscape are as yet uncertain. Relevant considerations are the effect of the new configurations on government consensus and policy making, the demands of newly empowered groups on economic and other resources, the balance of power between the executive and the legislature, and the ability of the government to maintain law and order.

Mexico's stock market fell sharply in late 1997 and continued its descent through mid-1998 as the worsening Asian economic and currency crises threatened to cause problems for Mexico's trade balance and raised questions concerning the sustainability of its economic growth. Foreign investors fled the Mexican market, as they feared that Asia's currency problems would spread to Latin America.

Investors in Mexico face a number of potential risks. As an emerging nation, Mexico's stock market may be particularly vulnerable to widespread economic, currency and stock market turmoil such as that recently experienced in Asia and Russia. These crises may prompt investors to become increasingly averse to emerging market exposure on concern that the impact of these events will spread to other countries. In addition, mutual funds that invest in emerging markets may be forced to sell holdings in countries that have little similarity with the troubled markets, merely to raise cash to meet redemptions. Similarly, because the United States is Mexico's largest trading partner, any economic downturn in the U.S. economy can have a strongly adverse impact upon Mexico's economy and stock market.

While Mexico's political situation is relatively stable, there is a high degree of dissatisfaction with the government's inability to effectively address the nation's growing social problems, particularly in the country's less developed regions. Occasional flair-ups of strikes and armed rebellion could pose a threat to Mexico's political and economic stability.

SPECIAL CONSIDERATIONS REGARDING THE RUSSIAN FEDERATION

The Russian Federation is the largest republic of the Commonwealth of Independent States with a 1995 population of 147,500,000. It is about one and four fifths of the land area of the United States and occupies most of Eastern Europe and north Asia.

Russia has had a long history of political and economic turbulence. The USSR lasted 69 years and for more than half that time it ranked as a nuclear superpower. In the 1930's tens of millions of its citizens were collectivized under state agricultural and industrial enterprises and millions died in political purges and the vast penal and labor system or in state-created famines. During World War II, as many as 20 million Soviet citizens died. After decades of communist rule, the Soviet Union was dissolved on December 8, 1991 following a failed coup attempt against the government of Mikhail Gorbachev. On the day that the leaders declared that the Soviet Union ceased to exist, the Soviet republics were invited to join with Russia in the Commonwealth of
Independent    S    tates (CIS). At one time or another those that
have agreed to join have included the Ukraine, Belarus, Moldova, Georgia, Armenia, Azerbaijan, Uzbekistan, Turkmenistan, Tajikistan, Kazakhstan and Kyrgyzstan, but a number have dropped out since or have only observer status. Each of the republics is a sovereign state that controls its own economy and natural resources and collects its own taxes, providing only minimal support to the CIS.

Boris Yeltsin, President of Russia, inherited the mantle of economic and political chaos. With the freeing of most prices he staked his political life on the rapid creation of a free market economy. Since 1991 Yeltsin and his Russian reformers have been faced with the daunting task of stabilizing the Russian economy while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of the Russian people. To date, their efforts have yielded widely mixed results. On the one hand, they have made some impressive progress. Since 1992, they have abolished central planning, decontrolled prices, unified the foreign exchange market, made the ruble convertible, and privatized two thirds of the economy. They have accomplished this in spite of the crushing burdens inherited from the communist system: huge industrial enterprises that are
unprofitable   ,     an obsolete capital stock   ,     a crumbling
energy sector, huge external debt   ,     and armies that had to be
repatriated and resettled at home.

Russia remains a paradox among the major economies of the world in that it is a country marked by stagnation in production levels, but has few constraints on growth. Labor supply is adequate and savings are high. In addition, there is almost unlimited scope for increasing productivity through the introduction of improved technologies, production process and market-oriented managerial development. There are 147 million consumers who are slowly increasing their buying power and education standards are high. Russia is also rich in natural resources. It has 40% of the world's natural gas reserves, 6% of its oil, 25% of coal, diamonds, gold and nickel, and 30% of timber and bauxite. Approximately ten million people are engaged in agriculture and they produce half of the region's grain, meat, milk, and other dairy products.

The main reason for the continued poor performance of the Russian economy is the country's failure to mobilize the resources that are available. While the official unemployment rate was at 10.6% in 1996, up to half of the working population is, in effect, unemployed or, to a significant degree, underemployed in inefficient and unproductive industries. Much of the country's savings have been siphoned off through capital flight. Russia's technological potential for assimilating both domestic and foreign technologies is not being exploited. Industry privatization and restructuring initiatives have generally failed to mobilize the available factors of production as the country's privatization program virtually ensures the predominance of the old management teams that are largely non market-oriented in their management approach. Approximately 80% of Russian privatized companies continue to be majority-owned by insiders and only 10% are owned by investors with large enough stakes to influence the running of the company.

In July 1996, Boris Yeltsin was re-elected for a second term and it was hoped that the election would mark the start of a more stable period of economic growth. However, macroeconomic indicators in 1996 proved contradictory. On the one hand, the Russian government continued its strict credit policies, and the annual inflation rate for 1997 dropped to 11%, down from 22% in 1996. Inflation has since remained below 3% a month through the first half of 1997. In addition, expenditure cuts trimmed the budget deficit to 7% of GDP for the first nine months of 1996.

By the end of 1997, GDP was up 0.4% following 1996's 6% fall, and industrial production was up by 1.9%. Non-payment continues to represent a serious problem for the economy, particularly in the energy sector.

While Russia is widely believed to be one of the most risky markets in Eastern Europe, it is also recognized for its potential for positive returns. However, the market has been essentially liquidity driven and concentrated in very few of the country's largest companies. At just $129 billion, the total capitalization of the stock market accounts for just 28.7 percent of GDP. The majority of investors in Russian equities are small and medium-sized United States hedge funds. In addition, several country specific funds have been established to make direct and portfolio investments in Russian companies. To facilitate foreign investment, a number of the larger Russian companies have issued equity in the form of American depository receipts while six big firms have issued securities in the form of Russian depository certificates. These certificates are issued and marketed by the Bank of New York. Any investment in Russia is risky and deciding which companies will perform well at this stage of the country's transformation is far from easy. A combination of poor accounting standards, inept management, limited shareholder rights and the criminalization of large sectors of the economy pose a significant risk, particularly to foreign investors.

In 1996 the Russian market delivered the world's best stock market performance and was among the top performing markets in the first half
of 1997. However, the market   '    s strength masked a rapidly
deteriorating political and economic picture. Many of the country's economic reform initiatives have floundered as the proceeds of IMF and other assistance have been squandered or stolen. Taxes were not being collected and Russian banks, suffering from a collapsed ruble, could not meet the demands of either domestic depositors or foreign
creditors. In    August     of 1998 the Yeltsin government effectively
devalued the Russian ruble by approximately 34% to strengthen the ailing banking system and stimulate demand for Russian exports. In
addition the government announced a restructuring of    its local
debt that would allow a 90-day moratorium on banks' foreign loans and a rescheduling of $40 billion in domestic debt. These actions were viewed by investors as being tantamount to default and they fled the
Russian stock    and bond     market   s    . President Yeltsin's
relations with the communist dominated Duma worsened and there was talk among the body of beginning impeachment proceedings against the president. By August of 1998 the ruble had fallen by 70 percent and food prices soared, heightening fears of social unrest. By early September the Russian economy appeared to be slipping out of control and the government in a state of paralysis as the President and the Duma feuded over remedial initiatives. Many observers fear that country's communist party could regain control of the government and end free market reforms, which could further negatively impact stock prices.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR is also responsible for the placement of transaction orders for other investment companies and investment accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions; and, if applicable, arrangements for payment of fund expenses.

If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described above.

Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.

Each fund may execute portfolio transactions with broker-dealers who provide research and execution services to the fund or other investment accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of investment accounts; and effect securities transactions and perform functions incidental thereto (such as clearance and settlement).

The selection of such broker-dealers for transactions in equity securities is generally made by FMR (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by FMR's investment staff based upon the quality of research and execution services provided.

For transactions in fixed-income securities, FMR's selection of broker-dealers is generally based on the availability of a security and its price and, to a lesser extent, on the overall quality of execution and other services, including research, provided by the broker-dealer.

The receipt of research from broker-dealers that execute transactions on behalf of a fund may be useful to FMR in rendering investment management services to that fund or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to a fund. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.

Fixed-income securities are generally purchased from an issuer or underwriter acting as principal for the securities, on a net basis with no brokerage commission paid. However, the dealer is compensated by a difference between the security's original purchase price and the selling price, the so-called "bid-asked spread." Securities may also be purchased from underwriters at prices that include underwriting fees.

Subject to applicable limitations of the federal securities laws, a fund may pay a broker-dealer commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to that fund or its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.

To the extent permitted by applicable law, FMR is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds and to use the research services of brokerage and other firms that have provided such assistance. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage Services Japan LLC (FBSJ), indirect subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Prior to December 9, 1997, FMR used research services provided by and placed agency transactions with Fidelity Brokerage Services (FBS), an indirect subsidiary of FMR Corp.

FMR may allocate brokerage transactions to broker-dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by a fund toward the reduction of that fund's expenses. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for investment accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.

The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.

For the fiscal periods ended 1997 and 1998, the portfolio turnover rates for each fund are presented in the table below. Variations in turnover rate may be due to fluctuating volume of shareholder purchase and redemption orders, market conditions, or changes in FMR's investment outlook.

                                 Fiscal Period Ended  Portfolio Turnover Rate


Advisor Latin America

1998+                            October 31            <200%*

Advisor Japan

1998++                           October 31            <200%*

Advisor Europe Capital
Appreciation

1998++                           October 31            <200%*

Advisor International Capital
Appreciation

1998++++                         October 31            199%**

Advisor Overseas

1998                             October 31            74%

1997                             October 31            70%

Advisor Diversified
International

1998++                           October 31            <200%*

Advisor Global Equity

1998++                           October 31            <200%*

Advisor TechnoQuant Growth

1998                             November 30           358%

1997+++++                        November 30           213%**

Advisor Small Cap

1998++++++                       November 30           204%**

Advisor Strategic Opportunities

1998                             November 30           64%

1/1/97-11/30/97                  November 30           61%**

1996                             December 31           151%

Advisor Mid Cap

1998                             November 30           139%

1997                             November 30           208%

Advisor Retirement Growth

1998+++                          November 30           <200%*

Advisor Equity Growth

1998                             November 30           122%

1997                             November 30           108%

Advisor Large Cap

1998                             November 30           141%

1997                             November 30           93%

Advisor Dividend Growth

1998+++                          November 30           <200%*

Advisor Growth Opportunities

1998                             November 30           25%

11/1/97-11/30/97                 November 30           33%**

1997                             October 31            35%

Advisor Growth & Income

1998                             November 30           54%

1997+++++                        November 30           82%**

Advisor Equity Income

1998                             November 30           59%

1997                             November 30           55%

Advisor Asset Allocation

1998+++                          November 30           <200%*

Advisor Balanced

11/1/98-11/30/98                 November 30           73%**

1998                             October 31            85%

1997                             October 31            70%

Advisor Emerging Markets Income

1998                             December 31           514%

1997                             December 31           660%

Advisor High Yield

1998                             October 31            75%

1997                             October 31            105%

Advisor Strategic Income

1998                             December 31           150%

1997                             December 31           140%

Advisor Government Investment

1998                             October 31            243%

1997                             October 31            136%

Advisor Mortgage Securities

1998                             October 31            262%

8/1/97-10/31/97                  October 31            125%**

1997                             July 31               149%

Advisor Intermediate Bond

12/1/97-10/31/98                 October 31            176%**

1997                             November 30           138%

1996                             November 30           200%

Advisor Short Fixed-Income

1998                             October 31            124%

1997                             October 31            105%

Advisor Municipal Income

1998                             October 31            36%

1997                             October 31            36%

Advisor Intermediate
Municipal Income

12/1/97-10/31/98                 October 31            26%**

1997                             November 30           18%

1996                             November 30           35%


   * Estimated 1999 turnover rate

   ** Annualized

   + Advisor Latin America commenced operations on December 21,
1998.

   ++ Advisor Japan, Advisor Europe Capital Appreciation, Advisor
Diversified International, and Advisor Global Equity commenced operations on December 17, 1998.

   +++ Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation commenced operations on December 28, 1998.

   ++++ Advisor International Capital Appreciation commenced operations on November 3, 1997.

   +++++ Advisor TechnoQuant Growth and Advisor Growth & Income commenced operations on December 31, 1996.

   ++++++ Advisor Small Cap commenced operations on September 9,
1998.

The following table shows the total amount of brokerage commissions paid by each fund.
                                 Fiscal Year Ended  Total Amount Paid


ADVISOR INTERNATIONAL CAPITAL    October 31
APPRECIATION

1998+                                                $ 176,523

ADVISOR OVERSEAS                 October 31

1998                                                  3,132,182

1997                                                  2,761,658

1996                                                  2,828,416

ADVISOR TECHNOQUANT GROWTH       November 30

1998                                                  182,370

1997++                                                91,653

ADVISOR SMALL CAP                November 30

1998+++                                               138,697

ADVISOR STRATEGIC OPPORTUNITIES

1998                             November 30          1,034,523

1/1/97-11/30/97                  November 30          698,872

1996                             December 31          1,107,012

1995                             December 31          1,138,485

ADVISOR MID CAP                  November 30

1998                                                  991,840

1997                                                  1,076,816

1996++++                                              280,816

ADVISOR EQUITY GROWTH            November 30

1998                                                  8,620,703

1997                                                  6,180,477

1996                                                  3,252,297

ADVISOR LARGE CAP                November 30

1998                                                  168,767

1997                                                  93,523

1996++++                                              31,692

ADVISOR GROWTH OPPORTUNITIES

1998                             November 30          9,916,182

11/1/97-11/30/97                 November 30          746,177

1997                             October 31           9,799,619

1996                             October 31           6,894,871

ADVISOR GROWTH & INCOME          November 30

1998                                                  514,761

1997++                                                214,663

ADVISOR EQUITY INCOME            November 30

1998                                                  4,136,880

1997                                                  2,827,048

1996                                                  2,634,183

ADVISOR BALANCED

11/1/98-11/30/98                 November 30         $ 74,797

1998                             October 31           2,240,258

1997                             October 31           1,691,341

1996                             October 31           7,090,976

ADVISOR EMERGING MARKETS INCOME  December 31

1998                                                  12,785

1997                                                  0

1996                                                  0

ADVISOR HIGH YIELD               October 31

1998                                                  238,891

1997                                                  269,517

1996                                                  139,187


   + Advisor International Capital Appreciation commenced operations on November 3, 1997.

++ Advisor TechnoQuant Growth and Advisor Growth & Income commenced operations on December 31, 1996.

   ++    + Advisor Small Cap commenced operations on September 9,
1998   .

   +    +++    Advisor Mid Cap and     Advisor Large Cap commenced
operations on February 20, 1996   .

Of the following tables, the first shows the total amount of brokerage
commissions paid by each fund to NFSC    and, in the case of certain
taxable funds,     FBS, for the past three fiscal years. The second
table shows the approximate percentage of aggregate brokerage
commissions paid by a fund to NFSC    and     FBS for transactions
involving the approximate percentage of the aggregate dollar amount of transactions for which the fund paid brokerage commissions for the
fiscal year ended 1998. NFSC    and     FBS are paid on a commission
basis.

                                                    Total Amount Paid

                                 Fiscal Year Ended  To NFSC            To FBS

ADVISOR INTERNATIONAL CAPITAL    October 31
APPRECIATION

1998+                                               $ 0                $ 105

ADVISOR OVERSEAS                 October 31

1998                                                  8,154              29,509

1997                                                  5,510              198,192

1996                                                  15,499             169,534

ADVISOR TECHNOQUANT GROWTH       November 30

1998                                                  22,210             0

1997++                                                14,045             0

ADVISOR SMALL CAP                November 30

1998+++                                               41,249             0

ADVISOR STRATEGIC OPPORTUNITIES

1998                             November 30          189,248            0

1/1/97-11/30/97                  November 30          170,790            0

1996                             December 31          257,886            0

1995                             December 31          217,580            0

ADVISOR MID CAP                  November 30

1998                                                  121,140            0

1997                                                  184,530            0

1996++++                                              72,019             0

ADVISOR EQUITY GROWTH            November 30

1998                                                  1,418,505          0

1997                                                  1,553,180          17,274

1996                                                  820,661            9,780

ADVISOR LARGE CAP                November 30

1998                                                 $ 26,726           $ 0

1997                                                  10,202             0

1996++++                                              8,248              0

ADVISOR GROWTH OPPORTUNITIES

1998                             November 30          1,566,109          6,677

11/1/97-11/30/97                 November 30          126,243            45,100

1997                             October 31           1,199,152          192,356

1996                             October 31           1,513,633          74,768

ADVISOR GROWTH & INCOME          November 30

1998                                                  73,735             0

1997++                                                26,529             69

ADVISOR EQUITY INCOME            November 30

1998                                                  657,073            0

1997                                                  473,418            0

1996                                                  685,839            0

ADVISOR BALANCED

11/1/98-11/30/98                 November 30          6,833              0

1998                             October 31           333,642            0

1997                             October 31           251,104            7,686

1996                             October 31           1,476,330          61,240

ADVISOR HIGH YIELD               October 31

1998                                                  15,062             0

1997                                                  12,656             0

1996                                                  1,507              0



   + Advisor International Capital Appreciation commenced operations on November 3, 1997.

   ++ Advisor TechnoQuant Growth and Advisor Growth & Income commenced operations on December 31, 1996.

   ++    + Advisor Small Cap commenced operations on September 9,
1998   .

   +    +++    Advisor Mid Cap and     Advisor Large Cap commenced
operations on February 20, 1996   .

                                 Fiscal Year Ended 1998  % of Aggregate Commissions  % of Aggregate Dollar Amount
                                                         Paid to NFSC                of Transactions Effected
                                                                                     through NFSC


ADVISOR INTERNATIONAL CAPITAL    October 31               0.00%                       0.00%
APPRECIATION+

ADVISOR OVERSEAS                 October 31               0.26%                       0.52%

ADVISOR TECHNOQUANT              November 30              12.18%                      16.88%
GROWTH(dagger)

ADVISOR SMALL CAP++              November 30              29.74%                      26.60%

STRATEGIC OPPORTUNITIES(dagger)  November 30              18.29%                      27.41%

ADVISOR MID CAP(dagger)          November 30              12.21%                      18.84%

ADVISOR EQUITY GROWTH(dagger)    November 30              16.45%                      25.41%

ADVISOR LARGE CAP(dagger)        November 30              15.84%                      23.28%

ADVISOR GROWTH                   November 30              15.79%                      22.67%
OPPORTUNITIES(dagger)

ADVISOR GROWTH & INCOME(dagger)  November 30              14.33%                      21.87%

ADVISOR EQUITY INCOME(dagger)    November 30              15.88%                      23.82%

ADVISOR BALANCED(dagger)         November 30*             9.14%                       11.94%

                                 October 31**             14.90%                      23.19%

ADVISOR HIGH YIELD(dagger)       October 31               6.31%                       11.26%




                                 % of Aggregate Commissions  % of Aggregate Dollar Amount
                                 Paid to FBS                 of Transactions Effected
                                                             through FBS


ADVISOR INTERNATIONAL CAPITAL     0.06%                       0.08%
APPRECIATION+

ADVISOR OVERSEAS                  0.94%                       0.86%

ADVISOR TECHNOQUANT               0.00%                       0.00%
GROWTH(dagger)

ADVISOR SMALL CAP++               0.00%                       0.00%

STRATEGIC OPPORTUNITIES(dagger)   0.00%                       0.00%

ADVISOR MID CAP(dagger)           0.00%                       0.00%

ADVISOR EQUITY GROWTH(dagger)     0.00%                       0.00%

ADVISOR LARGE CAP(dagger)         0.00%                       0.00%

ADVISOR GROWTH                    0.07%                       0.03%
OPPORTUNITIES(dagger)

ADVISOR GROWTH & INCOME(dagger)   0.00%                       0.00%

ADVISOR EQUITY INCOME(dagger)     0.00%                       0.00%

ADVISOR BALANCED(dagger)          0.00%                       0.00%

                                  0.00%                       0.00%

ADVISOR HIGH YIELD(dagger)        0.00%                       0.00%



*    For the fiscal p    eriod November 1, 1998 through November 30,
1998.

**    For the fiscal p    eriod November 1, 1997 through October 31,
1998.

   + Advisor International Capital Appreciation commenced operations on November 3, 1997.

   ++ Advisor Small Cap commenced operations on September 9, 1998.

   (dagger)     The difference between the percentage of aggregate
brokerage commissions paid to, and the percentage of the aggregate
dollar    amount of transactions effected through, NFSC is a result of the low commission rates charged by NFSC.

N   FSC has used a portion of the commissions paid by Advisor Small
Cap to reduce that fund's custodian or transfer agent fees.

The following table shows the dollar amount of brokerage commissions paid to firms that provided research services and the approximate dollar amount of the transactions involved for the fiscal year ended 1998. The other funds paid no brokerage commissions to firms that provided research services for the fiscal year ended 1998.


                                 Fiscal Year Ended 1998  $ Amount of Commissions Paid  $ Amount of Brokerage
                                                         to Firms that Provided        Transactions  Involved+
                                                         Research Services+

ADVISOR INTERNATIONAL CAPITAL    October 31               $ 128,611                     $ 58,839,397
APPRECIATION*

ADVISOR OVERSEAS                 October 31                2,831,904                     1,403,038,874

ADVISOR TECHNOQUANT GROWTH       November 30               157,761                       127,580,073

ADVISOR SMALL CAP**              November 30               124,888                       43,820,137

ADVISOR STRATEGIC OPPORTUNITIES  November 30               957,531                       473,832,613

ADVISOR MID CAP                  November 30               916,493                       746,914,408

ADVISOR EQUITY GROWTH            November 30               8,096,963                     8,944,198,373

ADVISOR LARGE CAP                November 30               154,338                       173,485,396

ADVISOR GROWTH OPPORTUNITIES     November 30               9,216,407                     8,774,253,437

ADVISOR GROWTH & INCOME          November 30               473,842                       562,668,584

ADVISOR EQUITY INCOME            November 30               3,808,356                     3,609,471,439

ADVISOR BALANCED                 November 30***            63,240                        91,119,736

                                 October 31****            2,068,082                     2,480,927,762

ADVISOR EMERGING MARKETS INCOME  December 31               12,785                        11,877,302

ADVISOR HIGH YIELD               October 31                227,082                       120,270,357



+ The provision of research services was not necessarily a factor in the placement of all this business with such firms.

   * Advisor International Capital Appreciation commenced operations on November 3, 1997.

   ** Advisor Small Cap commenced operations on September 9, 1998.

*   ** For the fiscal p    eriod November 1, 1998 through November 30,
1998.

**   ** For the fiscal p    eriod November 1, 1997 through October 31,
1998.

The Trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwriting.

From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.

Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made independently from those of other funds managed by FMR or investment accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

VALUATION

Each class's net asset value per share (NAV) is the value of a single share. The NAV of each class is computed by adding the class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting the class's pro rata share of the applicable fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

GROWTH AND GROWTH & INCOME FUNDS. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, fixed-income securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

   The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

TAXABLE BOND FUNDS. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets.

Or, fixed-income securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used.

Futures contracts and options are valued on the basis of market quotations, if available. Securities of other open-end investment companies are valued at their respective NAVs.

Independent brokers or quotation services provide prices of foreign securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

TAX-FREE BOND FUNDS. Portfolio securities are valued by various methods. If quotations are not available, fixed-income securities are usually valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available. Securities of other open-end investment companies are valued at their respective NAVs.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

PERFORMANCE

A class may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is
not intended to i   ndicate     future returns. Each class's share
price, yield, if available, and return fluctuate in response to market conditions and other factors, and the value of fund shares when redeemed may be more or less than their original cost.

YIELD CALCULATIONS. Yields for a class are computed by dividing a class's pro rata share of the fund's interest and dividend income for a given 30-day or one-month period, net of expenses, by the average number of shares of that class entitled to receive distributions during the period, dividing this figure by the class's NAV or offering price, as applicable, at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. For a fund's investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and then are converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier. Income is adjusted to reflect gains and losses from principal repayments received by a fund with respect to mortgage-related securities and other asset-backed securities. Other capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations.

Income calculated for the purposes of calculating a class's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a class's yield may not equal its distribution rate, the income paid to your account, or the income reported in the fund's financial statements.

In calculating a class's yield, a fund may from time to time use a portfolio security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing a class's yield.

Yield information may be useful in reviewing a class's performance and in providing a basis for comparison with other investment alternatives. However, a class's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

Investors should recognize that in periods of declining interest rates a class's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a class's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing a class's current yield. In periods of rising interest rates, the opposite can be expected to occur.

The tax-equivalent yield of a class of a municipal fund is the rate an investor would have to earn from a fully taxable investment before taxes to equal a class's tax-free yield. Tax-equivalent yields are calculated by dividing a class's yield by the result of one minus a specified federal income tax rate. If only a portion of a class's yield is tax-exempt, only that portion is adjusted in the calculation.

The following table shows the effect of a shareholder's tax status on effective yield under federal income tax laws for 1999. It shows the approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of hypothetical federally tax-exempt obligations yielding from
   2.00    % to    9.00    %. Of course, no assurance can be given
that a class of a municipal fund will achieve any specific tax-exempt yield. While a municipal fund invests principally in obligations whose interest is exempt from federal income tax, other income received by the fund may be taxable.

                                            1999 TAX RATES AND TAX-EQUIVALENT YIELDS

                                            Federal   If individual tax-exempt
                                                      yield is:

Taxable Income*                             Marginal  2%     3%     4%     5%     6%     7%      8%      9%

Single Return         Joint Return          Rate**    Then taxable-equivalent yield
                                                      is:

$ 0 - 25,750          $ 0 - 43,050          15.0%     2.35%  3.53%  4.71%  5.88%  7.06%  8.24%   9.41%   10.59%

$ 25,751 - 62,450     $ 43,051 - 104,050    28.0%     2.78%  4.17%  5.56%  6.94%  8.33%  9.72%   11.11%  12.50%

$ 62,451 - 130,250    $ 104,051 - 158,550   31.0%     2.90%  4.35%  5.80%  7.25%  8.70%  10.14%  11.59%  13.04%

$ 130,251 - 283,150   $ 158,551 - 283,150   36.0%     3.13%  4.69%  6.25%  7.81%  9.38%  10.94%  12.50%  14.06%

$ 283,151 - and over  $ 283,151 - and over  39.6%     3.31%  4.97%  6.62%  8.28%  9.93%  11.59%  13.25%  14.09%





* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.

** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.

A municipal fund may invest a portion of its assets in obligations that are subject to federal income tax. When a municipal fund invests in these obligations, its tax-equivalent yields will be lower. In the table above, tax-equivalent yields are calculated assuming investments are 100% federally tax-free.

RETU   RN CALCU    LATIONS. Returns quoted in advertising reflect all
aspects of a class's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a class's NAV over a stated period. A class's return may be calculated by using the performance data of a previously existing class prior to the date that the new class commenced operations, adjusted to reflect differences in sales charges but not 12b-1 fees. A cumulative return reflects actual performance over a stated period of time. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a class over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. Average annual returns covering periods of less than one year are calculated by determining a class's return for the period, extending that return for a full year (assuming that return remains constant over the year), and quoting the result as an annual return. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a class's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a class.

In addition to average annual returns, a class may quote unaveraged or cumulative returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to return. Returns may be quoted on a before-tax or after-tax basis. Returns may or may not include the effect of a class's maximum sales charge. Excluding a class's sales charge from a return calculation produces a higher return figure. Returns, yields, if applicable, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

NET ASSET VALUE. Charts and graphs using a class's NAVs, adjusted NAVs, and benchmark indexes may be used to exhibit performance. An adjusted NAV includes any distributions paid by a fund and reflects all elements of a class's return. Unless otherwise indicated, a class's adjusted NAVs are not adjusted for sales charges, if any.

MOVING AVERAGES. An equity, growth & income, or    bond     fund may
illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

The 13-week and 39-week long-term moving averages are shown below:

                                 AS OF     13-WEEK  39-WEEK


Advisor Latin America - Class A  10/30/98  N/A      N/A

Advisor Latin America - Class T  10/30/98  N/A      N/A

Advisor Latin America - Class B  10/30/98  N/A      N/A

Advisor Latin America - Class C  10/30/98  N/A      N/A

Advisor Latin America -          10/30/98  N/A      N/A
Institutional Class

Advisor Japan - Class A          10/30/98  N/A      N/A

Advisor Japan - Class T          10/30/98  N/A      N/A

Advisor Japan - Class B          10/30/98  N/A      N/A

Advisor Japan - Class C          10/30/98  N/A      N/A

Advisor Japan - Institutional    10/30/98  N/A      N/A

Advisor Europe Capital           10/30/98  N/A      N/A
Appreciation - Class A

Advisor Europe Capital           10/30/98  N/A      N/A
Appreciation - Class T

Advisor Europe Capital           10/30/98  N/A      N/A
Appreciation - Class B

Advisor Europe Capital           10/30/98  N/A      N/A
Appreciation - Class C

Advisor Europe Capital           10/30/98  N/A      N/A
Appreciation - Institutional
Class

Advisor International Capital    10/30/98  9.89     10.99
Appreciation - Class A

Advisor International Capital    10/30/98  9.87     10.97
Appreciation - Class T

Advisor International Capital    10/30/98  9.82     10.93
Appreciation - Class B

Advisor International Capital    10/30/98  9.82     10.93
Appreciation - Class C

International Capital            10/30/98  9.91     11.00
Appreciation - Institutional
Class

Advisor Overseas - Class A       10/30/98  15.81    17.36

Advisor Overseas - Class T       10/30/98  15.96    17.53

Advisor Overseas - Class B       10/30/98  15.58    17.13

Advisor Overseas - Class C       10/30/98  15.88    17.47

Advisor Overseas -               10/30/98  15.83    17.36
Institutional

Advisor Diversified              10/30/98  N/A      N/A
International - Class A

Advisor Diversified              10/30/98  N/A      N/A
International - Class T

Advisor Diversified              10/30/98  N/A      N/A
International - Class B

Advisor Diversified              10/30/98  N/A      N/A
International - Class C

Advisor Diversified              10/30/98  N/A      N/A
International -
Institutional Class

Advisor Global Equity - Class A  10/30/98  N/A      N/A

Advisor Global Equity - Class T  10/30/98  N/A      N/A

Advisor Global Equity - Class B  10/30/98  N/A      N/A

Advisor Global Equity - Class C  10/30/98  N/A      N/A

Advisor Global Equity -          10/30/98  N/A      N/A
Institutional Class

Advisor TechnoQuant Growth -     11/27/98  10.97    11.42
Class A

Advisor TechnoQuant Growth -     11/27/98  10.94    11.39
Class T

Advisor TechnoQuant Growth -     11/27/98  10.87    11.34
Class B

Advisor TechnoQuant Growth -     11/27/98  10.87    11.35
Class C

Advisor TechnoQuant Growth -     11/27/98  10.97    11.43
Institutional Class

Advisor Small Cap - Class A      11/27/98  N/A      N/A

Advisor Small Cap - Class T      11/27/98  N/A      N/A

Advisor Small Cap - Class B      11/27/98  N/A      N/A

Advisor Small Cap - Class C      11/27/98  N/A      N/A

Advisor Small Cap -              11/27/98  N/A      N/A
Institutional Class

Advisor Strategic                11/27/98  21.55    24.53
Opportunities - Class A

Advisor Strategic                11/27/98  21.86    24.89
Opportunities - Class T

Advisor Strategic                11/27/98  21.39    24.40
Opportunities - Class B

Advisor Strategic                11/27/98  21.80    24.79
Opportunities -
Institutional Class

Advisor Strategic                11/27/98  22.20    25.24
Opportunities - Initial Class

Advisor Mid Cap - Class A        11/27/98  12.55    13.68

Advisor Mid Cap - Class T        11/27/98  12.59    13.73

Advisor Mid Cap - Class B        11/27/98  12.45    13.59

Advisor Mid Cap - Class C        11/27/98  12.50    13.65

Advisor Mid Cap - Institutional  11/27/98  12.65    13.77

Advisor Retirement Growth -      11/27/98  N/A      N/A
Class A

Advisor Retirement Growth -      11/27/98  N/A      N/A
Class T

Advisor Retirement Growth -      11/27/98  N/A      N/A
Class B

Advisor Retirement Growth -      11/27/98  N/A      N/A
Class C

Advisor Retirement Growth -      11/27/98  N/A      N/A
Institutional Class

Advisor Equity Growth - Class A  11/27/98  52.71    52.64

Advisor Equity Growth - Class T  11/27/98  53.13    53.08

Advisor Equity Growth - Class B  11/27/98  52.17    52.19

Advisor Equity Growth - Class C  11/27/98  52.86    52.88

Advisor Equity Growth -          11/27/98  54.11    53.98
Institutional Class

Advisor Large Cap - Class A      11/27/98  15.19    15.32

Advisor Large Cap - Class T      11/27/98  15.24    15.38

Advisor Large Cap - Class B      11/27/98  15.09    15.25

Advisor Large Cap - Class C      11/27/98  15.13    15.30

Advisor Large Cap -              11/27/98  15.32    15.44
Institutional Class

Advisor Dividend Growth -        11/27/98  N/A      N/A
Class A

Advisor Dividend Growth -        11/27/98  N/A      N/A
Class T

Advisor Dividend Growth -        11/27/98  N/A      N/A
Class B

Advisor Dividend Growth -        11/27/98  N/A      N/A
Class C

Advisor Dividend Growth -        11/27/98  N/A      N/A
Institutional Class

Advisor Growth Opportunities     11/27/98  45.12    45.82
- Class A

Advisor Growth Opportunities     11/27/98  45.40    46.13
- Class T

Advisor Growth Opportunities     11/27/98  44.97    45.75
- Class B

Advisor Growth Opportunities     11/27/98  45.16    45.95
- Class C

Advisor Growth Opportunities     11/27/98  45.50    46.17
- Institutional Class

Advisor Growth & Income -        11/27/98  13.88    14.24
Class A

Advisor Growth & Income -        11/27/98  13.86    14.23
Class T

Advisor Growth & Income -        11/27/98  13.79    14.17
Class B

Advisor Growth & Income -        11/27/98  13.78    14.17
Class C

Advisor Growth & Income -        11/27/98  13.88    14.23
Institutional Class

Advisor Equity Income - Class A  11/27/98  26.16    27.39

Advisor Equity Income - Class T  11/27/98  26.35    27.61

Advisor Equity Income - Class B  11/27/98  26.22    27.51

Advisor Equity Income - Class C  11/27/98  26.25    27.55

Advisor Equity Income -          11/27/98  26.56    27.79
Institutional Class

Advisor Asset Allocation -       11/27/98  N/A      N/A
Class A

Advisor Asset Allocation -       11/27/98  N/A      N/A
Class T

Advisor Asset Allocation -       11/27/98  N/A      N/A
Class B

Advisor Asset Allocation -       11/27/98  N/A      N/A
Class C

Advisor Asset Allocation -       11/27/98  N/A      N/A
Institutional Class

Advisor Balanced - Class A       11/27/98  18.95    19.30

Advisor Balanced - Class T       11/27/98  18.99    19.35

Advisor Balanced - Class B       11/27/98  18.91    19.30

Advisor Balanced - Class C       11/27/98  18.93    19.32

Advisor Balanced -               11/27/98  19.04    19.38
Institutional Class

Advisor Emerging Markets         12/24/98  7.64     8.64
Income - Class A

Advisor Emerging Markets         12/24/98  7.64     8.64
Income - Class T

Advisor Emerging Markets         12/24/98  7.68     8.70
Income - Class B

Advisor Emerging Markets         12/24/98  7.66     8.67
Income - Class C

Advisor Emerging Markets         12/24/98  7.60     8.59
Income - Institutional Class

Advisor High Yield - Class A     10/30/98  11.35    12.11

Advisor High Yield - Class T     10/30/98  11.36    12.13

Advisor High Yield - Class B     10/30/98  11.34    12.12

Advisor High Yield - Class C     10/30/98  11.36    12.15

Advisor High Yield -             10/30/98  11.14    11.89
Institutional Class

Advisor Strategic Income -       12/24/98  10.34    10.43
Class A

Advisor Strategic Income -       12/24/98  10.33    10.43
Class T

Advisor Strategic Income -       12/24/98  10.36    10.47
Class B

Advisor Strategic Income -       12/24/98  10.34    10.47
Class C

Advisor Strategic Income -       12/24/98  10.39    10.48
Institutional Class


CALCULATING HISTORICAL BOND FUND RESULTS. The following tables show performance for each class of each fund. Class A and Class T of
   Advisor Emerging Markets Income,     Advisor High Yield, Advisor
Strategic Income, Advisor Mortgage Securities, Advisor Government
Investment,    and     Advisor Municipal Incom   e     have a maximum
front-end sales charge of 4.75% and 3.50%, respectively, which is included in the yield, tax equivalent yield, and average annual and cumulative returns. Class A and Class T of Advisor Intermediate Bond and Advisor Intermediate Municipal Income have a maximum front-end sales charge of 3.75% and 2.75%, respectively, which is included in the yield, tax equivalent yield, and average annual and cumulative returns. Class A and Class T of Advisor Short Fixed-Income has a maximum front-end sales charge of 1.50% which is included in the yield and average annual and cumulative returns. Class B and Class C have a maximum CDSC of 5.00% and 1.00%, respectively, which is included in the average annual and cumulative returns. Class A, Class T, Class B and Class C of Advisor Emerging Markets Income, Advisor High Yield, Advisor Strategic Income, Advisor Government Investment, Advisor Intermediate Bond, Advisor Municipal Income, and Advisor Intermediate Municipal Income have a 12b-1 fee of 0.15%, 0.25%, 0.90% and 1.00%, respectively, which is included in the yield, tax-equivalent yield, and average annual and cumulative returns. Class A, Class T and Class B of Advisor Mortgage Securities have a 12b-1 fee of 0.15%, 0.25% and 0.90%, respectively, which is included in the yield and average annual and cumulative returns. Class A, Class T and Class C of Advisor Short Fixed-Income have a 12b-1 fee of 0.15%, 0.15% and 1.00%, respectively, which is included in the yield and average annual and cumulative returns.

HISTORICAL BOND FUND RESULTS. The following tables show each class's yield, tax-equivalent yield, and return for the fiscal periods ended
October 31, November 30, and December 31   , as applicable    .

The tax-equivalent yields for Advisor Municipal Income and Advisor
Intermediate Municipal Income are based on a    36    % federal income
tax rate. Note that each municipal fund may invest    in
    securities whose income is subject to the federal alternative minimum tax.


                                                                                            Average Annual Returns1

                               Fiscal Period Ended  Thirty-Day Yield  Tax Equivalent Yield  One Year            Five Years

Advisor Emerging Markets       12/31                N/A               N/A                    -25.65%             N/A
Income - Class A

Advisor Emerging Markets                             10.21%           N/A                    -24.79%             N/A
Income - Class T

Advisor Emerging Markets                             9.91%            N/A                    -26.15%             N/A
Income - Class B

Advisor Emerging Markets                            N/A               N/A                    -23.17%             N/A
Income - Class C

Advisor Emerging Markets                             10.95%           N/A                    -21.75%             N/A
Income - Institutional

Advisor High Yield -  Class A  10/31                 10.25%           N/A                    -9.08%              6.88%

Advisor High Yield -  Class T                        10.29%           N/A                    -7.88%              7.19%

Advisor High Yield -  Class B                        10.02%           N/A                    -9.40%              6.95%

Advisor High Yield -  Class C                        9.93%            N/A                    -6.18%              7.18%

Advisor High Yield -                                 11.14%           N/A                    -4.21%              7.95%
Institutional

Advisor Strategic Income -     12/31                N/A               N/A                    -2.48%              N/A
Class A

Advisor Strategic Income -                           6.88%            N/A                    -1.31%              N/A
Class T

Advisor Strategic Income -                           6.48%            N/A                    -3.07%              N/A
Class B

Advisor Strategic Income -                          N/A               N/A                    0.46%               N/A
Class C

Advisor Strategic Income -                           7.32%            N/A                    2.49%               N/A
Institutional

Advisor Government Investment  10/31                N/A               N/A                    4.53%               5.13%
- Class A

Advisor Government Investment                        4.34%            N/A                    5.73%               5.34%
- Class T

Advisor Government                                   3.85%            N/A                    3.87%               5.12%
Investment - Class B

Advisor Government                                  N/A               N/A                    7.73%               5.42%
Investment - Class C

Advisor Government Investment                        4.76%            N/A                    9.86%               6.25%
- Institutional

Advisor Mortgage Securities -  10/31                N/A               N/A                    0.63%               6.55%
Class A

Advisor Mortgage Securities -                        5.72%            N/A                    1.90%               6.80%
Class T

Advisor Mortgage Securities -                       N/A               N/A                    -0.15%              7.01%
Class B

Advisor Mortgage Securities -                        6.19%            N/A                    5.86%               7.64%
Institutional

Advisor Mortgage Securities -                        6.25%            N/A                    5.99%               7.69%
Initial

Advisor Intermediate Bond -    10/31                 4.71%            N/A                    3.39%               4.37%
Class A

Advisor Intermediate Bond -                          4.67%            N/A                    4.29%               4.56%
Class T

Advisor Intermediate Bond -                          4.15%            N/A                    3.63%               4.48%
Class B

Advisor Intermediate Bond -                         N/A               N/A                    5.31%               4.41%
Class C

Advisor Intermediate Bond -                          5.10%            N/A                    7.66%               5.48%
Institutional

Advisor Short Fixed-Income -   10/31                 4.69%            N/A                    4.98%               4.33%
Class A

Advisor Short Fixed-Income -                         4.75%            N/A                    4.72%               4.37%
Class T

Advisor Short Fixed-Income -                        N/A               N/A                    4.41%               4.51%
Class C

Advisor Short Fixed-Income -                         4.89%            N/A                    6.47%               4.78%
Institutional

Advisor Municipal Income -     10/31                 3.55%             5.55%                 2.94%               4.39%
Class A

Advisor Municipal Income -                           3.62%             5.66%                 4.37%               4.69%
Class T

Advisor Municipal Income -                           3.09%             4.83%                 2.47%               4.42%
Class B

Advisor Municipal Income -                          N/A               N/A                    6.18%               4.69%
Class C

Advisor Municipal Income -                           3.83%             5.98%                 8.28%               5.54%
Institutional

Advisor Intermediate           10/31                 3.26%             5.09%                 2.47%               4.20%
Municipal Income - Class A

Advisor Intermediate                                 3.30%             5.16%                 3.57%               4.38%
Municipal Income - Class T

Advisor Intermediate                                 2.63%             4.11%                 2.77%               4.32%
Municipal Income - Class B

Advisor Intermediate                                N/A               N/A                    4.65%               4.30%
Municipal Income - Class C

Advisor Intermediate                                 3.54%             5.53%                 6.63%               5.21%
Municipal Income -
Institutional




                                                            Cumulative Returns1

                               Fiscal Period  Ten Years/
                               Ended          Life of Fund*     One Year             Five Years  Ten Years/
                                                                                                 Life of Fund*

Advisor Emerging Markets       12/31           6.18%              -25.65%              N/A         33.45%
Income - Class A

Advisor Emerging Markets                       6.41%              -24.79%              N/A         34.84%
Income - Class T

Advisor Emerging Markets                       6.26%              -26.15%              N/A         33.95%
Income - Class B

Advisor Emerging Markets                       6.55%              -23.17%              N/A         35.74%
Income - Class C

Advisor Emerging Markets                       7.35%              -21.75%              N/A         40.70%
Income - Institutional

Advisor High Yield -  Class A   10/31          11.84%             -9.08%               39.45%      206.30%

Advisor High Yield -  Class T                  12.01%             -7.88%               41.52%      210.84%

Advisor High Yield -  Class B                  12.03%             -9.40%               39.94%      211.42%

Advisor High Yield -  Class C                  12.00%             -6.18%               41.47%      210.72%

Advisor High Yield -                           12.40%             -4.21%               46.59%      221.96%
Institutional

Advisor Strategic Income -      12/31          9.68%              -2.48%               N/A         46.98%
Class A

Advisor Strategic Income -                     10.02%             -1.31%               N/A         48.88%
Class T

Advisor Strategic Income -                     9.90%              -3.07%               N/A         48.19%
Class B

Advisor Strategic Income -                     10.17%             0.46%                N/A         49.70%
Class C

Advisor Strategic Income -                     11.15%             2.49%                N/A         55.35%
Institutional

Advisor Government Investment   10/31          7.47%              4.53%                28.40%      105.62%
- Class A

Advisor Government Investment                  7.58%              5.73%                29.71%      107.73%
- Class T

Advisor Government                             7.64%              3.87%                28.38%      108.76%
Investment - Class B

Advisor Government                             7.62%              7.73%                30.18%      108.48%
Investment - Class C

Advisor Government Investment                  8.05%              9.86%                35.42%      116.87%
- Institutional

Advisor Mortgage Securities -   10/31          7.92%              0.63%                37.33%      114.28%
Class A

Advisor Mortgage Securities -                  8.05%              1.90%                38.98%      116.86%
Class T

Advisor Mortgage Securities -                  8.31%              -0.15%               40.33%      122.09%
Class B

Advisor Mortgage Securities -                  8.47%              5.86%                44.49%      125.47%
Institutional

Advisor Mortgage Securities -                  8.49%              5.99%                44.81%      125.96%
Initial

Advisor Intermediate Bond -     10/31          7.46%              3.39%                23.82%      105.25%
Class A

Advisor Intermediate Bond -                    7.55%              4.29%                24.96%      107.13%
Class T

Advisor Intermediate Bond -                    7.51%              3.63%                24.49%      106.35%
Class B

Advisor Intermediate Bond -                    7.48%              5.31%                24.11%      105.72%
Class C

Advisor Intermediate Bond -                    8.09%              7.66%                30.54%      117.74%
Institutional

Advisor Short Fixed-Income -    10/31          6.65%              4.98%                23.61%      90.45%
Class A

Advisor Short Fixed-Income -                   6.67%              4.72%                23.83%      90.79%
Class T

Advisor Short Fixed-Income -                   6.74%              4.41%                24.65%      92.04%
Class C

Advisor Short Fixed-Income -                   6.88%              6.47%                26.27%      94.54%
Institutional

Advisor Municipal Income -      10/31          8.16%              2.94%                23.96%      119.16%
Class A

Advisor Municipal Income -                     8.32%              4.37%                25.77%      122.36%
Class T

Advisor Municipal Income -                     8.35%              2.47%                24.14%      122.96%
Class B

Advisor Municipal Income -                     8.32%              6.18%                25.77%      122.36%
Class C

Advisor Municipal Income -                     8.75%              8.28%                30.92%      131.45%
Institutional

Advisor Intermediate            10/31          6.07%              2.47%                22.85%      80.27%
Municipal Income - Class A

Advisor Intermediate                           6.16%              3.57%                23.91%      81.83%
Municipal Income - Class T

Advisor Intermediate                           6.13%              2.77%                23.55%      81.30%
Municipal Income - Class B

Advisor Intermediate                           6.12%              4.65%                23.41%      81.10%
Municipal Income - Class C

Advisor Intermediate                           6.61%              6.63%                28.88%      89.66%
Municipal Income -
Institutional


* Life of fund figures are from commencement of operations (March 10, 1994 for Advisor Emerging Markets Income and October 31, 1994 for
Advisor Strategic Income) through each fund's fiscal periods ended
1998.

   1     Initial offering of Class A for each fund (except Advisor
Mortgage Securities) took place on September 3, 1996. Class A returns prior to September 3, 1996 (except for Advisor Intermediate Bond and Advisor Intermediate Municipal Income) are those of Class T which
reflect a 12b-1 fee of 0.25% for    Advisor Emerging Markets Income,
Advisor High Yield, Advisor Strategic Income, Advisor Government
Investment, and Advisor Municipal Income     and 0.15%    for Advisor
Short Fixed-Income    . If Class A's 12b-1 fee had been reflected,
returns prior to September 3, 1996 for    Advisor Emerging Markets
Income, Advisor High Yield, Advisor Strategic Income, Advisor
Government Investment, and Advisor Municipal Income     would have
been higher. For Advisor Intermediate Bond and Advisor Intermediate Municipal Income returns from September 3, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.25%. Class A returns prior to September 10, 1992 are those of Institutional Class, which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 through September 10, 1992 would have been higher and returns prior to September 10, 1992 would have been lower.

 Initial offering of Class A, Class T, and Class B of Advisor Mortgage Securities took place on March 3, 1997. Class A, Class T, and Class B returns prior to March 3, 1997 are those of Initial Class which has no 12b-1 fee. If Class A's, Class T's, and Class B's respective 12b-1 fees had been reflected, returns prior to March 3, 1997 would have been lower.

 Initial offering of Class T of Advisor Intermediate Bond and Advisor Intermediate Municipal Income took place on September 10, 1992. Class T returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class T's 12b-1 fee had been reflected, returns prior to September 10, 1992 would have been lower.

 Initial offering of Class B of Advisor Intermediate Bond and Advisor Intermediate Municipal Income took place on June 30, 1994. Class B returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.25%. Class B returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class B's 12b-1 fee had been reflected, returns prior to June 30, 1994 would have been lower.

 Initial offering of Class B of Advisor High Yield, Advisor Government Investment, Advisor Municipal Income, and Advisor Emerging Markets Income took place on June 30, 1994. Class B returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class B's 12b-1 fee had been reflected, returns prior to June 30, 1994 would have been lower.

 Class C of each fund (except Advisor Mortgage Securities) commenced operations on November 3, 1997.

 Class C returns for Advisor Strategic Income prior to November 3, 1997 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996). If Class C's 12b-1 fee had been reflected, returns prior to November 3, 1997 through January 1, 1996 would have been lower.

 Class C returns for Advisor High Yield, Advisor Government Investment, and Advisor Municipal Income prior to November 3, 1997 through June 30, 1994 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996). Class C returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class C's 12b-1 fee had been reflected, returns prior to November 3, 1997 through January 1, 1996 and prior to June 30, 1994 would have been lower.

 Class C returns for Advisor Emerging Markets Income prior to November 3, 1997 through June 30, 1994 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996). Class C returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class C's 12b-1 fee had been reflected, returns prior to November 3, 1997 through December 31, 1995 and prior to June 30, 1994 would have been lower.

 Class C returns for Advisor Short Fixed-Income prior to November 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.15%. If Class C's 12b-1 fee had been reflected, returns would have been lower.

 Class C returns for Advisor Intermediate Bond and Advisor Intermediate Municipal Income prior to November 3, 1997 through June 30, 1994 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996). Class C returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.25%. Returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class C's 12b-1 fee had been reflected, returns prior to November 3, 1997 through January 1, 1996 and prior to June 30, 1994 would have been lower.

 Initial offering of Institutional Class of Advisor High Yield, Advisor Strategic Income, Advisor Government Investment, Advisor Short Fixed-Income, Advisor Municipal Income, and Advisor Emerging Markets Income took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.25% for Advisor High Yield, Advisor Strategic Income, Advisor Government Investment, Advisor Emerging Markets Income, and Advisor Municipal Income; and 0.15% for Advisor Short Fixed-Income. If Class T's 12b-1 fee had not been reflected, returns prior to July 3, 1995 for Institutional Class would have been higher.

 Initial offering of Institutional Class of Advisor Mortgage
Securities took place on March 3, 1997. Institutional Class returns prior to March 3, 1997 are those of Initial Class which has no 12b-1 fee.

        Note: If FMR had not reimbursed certain class expenses during
these periods, returns would have been lower   , except for Initial
Class of Advisor Mortgage Securities    .

Note: If FMR had not reimbursed certain class expenses during these
periods,    the yield and tax-equivalent yield for Class T of Advisor
Intermediate Municipal Income     would have been    3.25    % and
   5.08    %, respectively   , and the yield for Class T of Advisor
Mortgage Securities would have been 5.67%.

CALCULATING HISTORICAL EQUITY FUND RESULTS. The following tables show performance for each class of each fund. Class A and Class T have a maximum front-end sales charge of 5.75% and 3.50%, respectively, which is included in the yield, if applicable, and average annual and cumulative returns. Class B and Class C have a maximum CDSC of 5.00% and 1.00%, respectively, which is included in the average annual and cumulative returns. Class A, Class T, Class B and Class C have a 12b-1 fee of 0.25%, 0.50%, 1.00%, and 1.00%, respectively, which is included in the yield, if applicable, and average annual and cumulative returns.

HISTORICAL EQUITY FUND RESULTS. The following table shows each class's return for the fiscal periods ended October 31, November 30 and December 31, as applicable.

                                                    Average Annual Returns1

                                 Fiscal Year Ended  One Year                 Five Years  Ten Years/ Life of Fund*


Advisor International Capital    10/31               N/A                      N/A         N/A
Appreciation - Class A

Advisor International Capital                        N/A                      N/A         N/A
Appreciation - Class T

Advisor International Capital                        N/A                      N/A         N/A
Appreciation - Class B

Advisor International Capital                        N/A                      N/A         N/A
Appreciation - Class C

Advisor International Capital                        N/A                      N/A         N/A
Appreciation - Institutional
Class

Advisor Overseas - Class A       10/31               -2.24%                   6.56%       7.40%

Advisor Overseas - Class T                           -0.06%                   7.07%       7.70%

Advisor Overseas - Class B                           -1.81%                   7.11%       7.90%

Advisor Overseas - Class C                           1.86%                    7.37%       7.88%

Advisor Overseas -                                   4.11%                    8.11%       8.31%
Institutional Class

Advisor TechnoQuant Growth -     11/30               0.40%                    N/A         7.20%
Class A

Advisor TechnoQuant Growth -                         2.63%                    N/A         8.34%
Class T

Advisor TechnoQuant Growth -                         0.80%                    N/A         7.89%
Class B

Advisor TechnoQuant Growth -                         4.62%                    N/A         9.73%
Class C

Advisor TechnoQuant Growth -                         6.63%                    N/A         10.72%
Institutional Class

Advisor Small Cap - Class A      11/30               N/A                      N/A         N/A

Advisor Small Cap - Class T                          N/A                      N/A         N/A

Advisor Small Cap - Class B                          N/A                      N/A         N/A

Advisor Small Cap - Class C                          N/A                      N/A         N/A

Advisor Small Cap -                                  N/A                      N/A         N/A
Institutional Class

Advisor Strategic                11/30               -9.95%                   8.95%       11.87%
Opportunities - Class A

Advisor Strategic                                    -7.75%                   9.51%       12.15%
Opportunities - Class T

Advisor Strategic                                    -9.29%                   9.53%       12.31%
Opportunities - Class B

Advisor Strategic                                    -4.12%                   10.76%      13.10%
Opportunities -
Institutional Class

Advisor Strategic                                    -3.98%                   10.90%      13.17%
Opportunities -
Initial Class

Advisor Mid Cap - Class A        11/30               2.80%                    N/A         14.88%

Advisor Mid Cap - Class T                            5.06%                    N/A         15.82%

Advisor Mid Cap - Class B                            3.51%                    N/A         15.74%

Advisor Mid Cap - Class C                            7.12%                    N/A         16.46%

Advisor Mid Cap -                                    9.60%                    N/A         17.84%
Institutional Class

Advisor Equity Growth - Class A  11/30               20.84%                   19.80%      23.22%

Advisor Equity Growth - Class T                      23.52%                   20.35%      23.50%

Advisor Equity Growth - Class B                      22.27%                   20.73%      23.80%

Advisor Equity Growth - Class C                      26.30%                   20.93%      23.80%

Advisor Equity Growth -                              28.67%                   21.99%      24.45%
Institutional Class

Advisor Large Cap - Class A      11/30               19.41%                   N/A         20.49%

Advisor Large Cap - Class T                          22.34%                   N/A         21.54%

Advisor Large Cap - Class B                          21.15%                   N/A         21.68%

Advisor Large Cap - Class C                          24.79%                   N/A         22.31%

Advisor Large Cap -                                  27.35%                   N/A         23.64%
Institutional Class

Advisor Growth Opportunities     11/30               13.87%                   18.84%      19.31%
- Class A

Advisor Growth Opportunities                         16.41%                   19.34%      19.56%
- Class T

Advisor Growth Opportunities                         14.95%                   19.76%      19.87%
- Class B

Advisor Growth Opportunities                         18.91%                   19.96%      19.87%
- Class C

Advisor Growth Opportunities                         21.29%                   20.65%      20.22%
-  Institutional Class

Advisor Growth & Income -        11/30               16.16%                   N/A         21.50%
Class A

Advisor Growth & Income -                            18.70%                   N/A         22.77%
Class T

Advisor Growth & Income -                            17.39%                   N/A         22.71%
Class B

Advisor Growth & Income -                            21.20%                   N/A         24.32%
Class C

Advisor Growth & Income -                            23.69%                   N/A         25.67%
Institutional Class

Advisor Equity Income - Class A  11/30               7.27%                    16.99%      14.41%

Advisor Equity Income - Class T                      9.65%                    17.54%      14.67%

Advisor Equity Income - Class B                      8.06%                    17.69%      14.85%

Advisor Equity Income - Class C                      11.90%                   17.87%      14.84%

Advisor Equity Income -                              14.23%                   19.17%      15.57%
Institutional Class

Advisor Balanced - Class A       11/30               7.61%                    9.15%       12.50%

Advisor Balanced - Class T                           10.10%                   9.71%       12.79%

Advisor Balanced - Class B                           8.44%                    9.94%       13.05%

Advisor Balanced - Class C                           12.41%                   10.22%      13.05%

Advisor Balanced -                                   14.70%                   10.94%      13.42%
Institutional Class




                                 Cumulative Returns1

                                 Fiscal
                                 Year
                                 Ended   One Year             Five Years  Ten Years/ Life of Fund*

Advisor International Capital    10/31   N/A                  N/A         -5.09%
Appreciation - Class A

Advisor International Capital            N/A                  N/A         -3.11%
Appreciation - Class T

Advisor International Capital            N/A                  N/A         -5.09%
Appreciation - Class B

Advisor International Capital            N/A                  N/A         -1.20%
Appreciation - Class C

Advisor International Capital            N/A                  N/A         0.90%
Appreciation - Institutional
Class

Advisor Overseas - Class A       10/31   -2.24%               37.41%      83.79%

Advisor Overseas - Class T               -0.06%               40.70%      88.19%

Advisor Overseas - Class B               -1.81%               40.95%      91.20%

Advisor Overseas - Class C               1.86%                42.73%      90.90%

Advisor Overseas -                       4.11%                47.68%      97.53%
Institutional Class

Advisor TechnoQuant Growth -      11/30  0.40%                N/A         14.26%
Class A

Advisor TechnoQuant Growth -             2.63%                N/A         16.59%
Class T

Advisor TechnoQuant Growth -             0.80%                N/A         15.66%
Class B

Advisor TechnoQuant Growth -             4.62%                N/A         19.48%
Class C

Advisor TechnoQuant Growth -             6.63%                N/A         21.56%
Institutional Class

Advisor Small Cap - Class A       11/30  N/A                  N/A         16.40%

Advisor Small Cap - Class T              N/A                  N/A         19.08%

Advisor Small Cap - Class B              N/A                  N/A         18.10%

Advisor Small Cap - Class C              N/A                  N/A         22.40%

Advisor Small Cap -                      N/A                  N/A         23.50%
Institutional Class

Advisor Strategic                 11/30  -9.95%               53.52%      206.94%
Opportunities - Class A

Advisor Strategic                        -7.75%               57.49%      214.88%
Opportunities - Class T

Advisor Strategic                        -9.29%               57.65%      219.20%
Opportunities - Class B

Advisor Strategic                        -4.12%               66.67%      242.55%
Opportunities -
Institutional Class

Advisor Strategic                        -3.98%               67.71%      244.69%
Opportunities -
Initial Class

Advisor Mid Cap - Class A         11/30   2.80%                N/A         47.03%

Advisor Mid Cap - Class T                 5.06%                N/A         50.39%

Advisor Mid Cap - Class B                 3.51%                N/A         50.10%

Advisor Mid Cap - Class C                 7.12%                N/A         52.69%

Advisor Mid Cap -                         9.60%                N/A         57.77%
Institutional Class

Advisor Equity Growth - Class A   11/30   20.84%               146.73%     707.00%

Advisor Equity Growth - Class T           23.52%               152.44%     725.69%

Advisor Equity Growth - Class B           22.27%               156.53%     745.60%

Advisor Equity Growth - Class C           26.30%               158.58%     745.79%

Advisor Equity Growth -                   28.67%               170.15%     791.46%
Institutional Class

Advisor Large Cap - Class A       11/30   19.41%               N/A         67.85%

Advisor Large Cap - Class T               22.34%               N/A         71.92%

Advisor Large Cap - Class B               21.15%               N/A         72.48%

Advisor Large Cap - Class C               24.79%               N/A         74.98%

Advisor Large Cap -                       27.35%               N/A         80.33%
Institutional Class

Advisor Growth Opportunities      11/30   13.87%               137.00%     484.53%
- Class A

Advisor Growth Opportunities              16.41%               142.05%     496.99%
- Class T

Advisor Growth Opportunities              14.95%               146.39%     512.63%
- Class B

Advisor Growth Opportunities              18.91%               148.41%     512.67%
- Class C

Advisor Growth Opportunities              21.29%               155.60%     530.41%
-  Institutional Class

Advisor Growth & Income -         11/30   16.16%               N/A         45.24%
Class A

Advisor Growth & Income -                 18.70%               N/A         48.17%
Class T

Advisor Growth & Income -                 17.39%               N/A         48.04%
Class B

Advisor Growth & Income -                 21.20%               N/A         51.78%
Class C

Advisor Growth & Income -                 23.69%               N/A         54.94%
Institutional Class

Advisor Equity Income - Class A   11/30   7.27%                119.15%     284.21%

Advisor Equity Income - Class T           9.65%                124.32%     293.26%

Advisor Equity Income - Class B           8.06%                125.80%     299.37%

Advisor Equity Income - Class C           11.90%               127.55%     298.92%

Advisor Equity Income -                   14.23%               140.32%     325.10%
Institutional Class

Advisor Balanced - Class A        11/30   7.61%                54.90%      224.78%

Advisor Balanced - Class T                10.10%               58.97%      233.30%

Advisor Balanced - Class B                8.44%                60.61%      240.94%

Advisor Balanced - Class C                12.41%               62.64%      241.01%

Advisor Balanced -                        14.70%               68.08%      252.41%
Institutional Class


* Life of fund figures are from commencement of operations (November 3, 1997 for Advisor International Capital Appreciation; April 23, 1990 for Advisor Overseas; December 31, 1996 for Advisor TechnoQuant Growth; September 9, 1998 for Advisor Small Cap; February 20, 1996 for Advisor Mid Cap and Advisor Large Cap; and December 31, 1996 for Advisor Growth & Income) through the fiscal periods ended 1998.

   1     Initial offering of Class A for each fund (except Advisor
International Capital Appreciation, Advisor TechnoQuant Growth, Advisor Small Cap and Advisor Growth & Income) took place on September 3, 1996. Class A returns prior to September 3, 1996 (except for Advisor Equity Growth and Advisor Equity Income) are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 would have been higher. For Advisor Equity Growth and Advisor Equity Income, Class A returns from September 3, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). Class A returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 through September 10, 1992 would have been higher and returns prior to September 10, 1992 would have been lower.

 Initial offering of Class T of Advisor Equity Growth and Advisor Equity Income took place on September 10, 1992. Class T returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class T's 12b-1 fee had been reflected, returns prior to September 10, 1992 would have been lower.

 Initial offering of Class B of Advisor Equity Growth took place on December 31, 1996. Class B returns prior to December 31, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 of fee of 0.50% (0.65% prior to January 1, 1996). Class B returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class B's 12b-1 fee had been reflected, returns prior to December 31, 1996 would have been lower.

 Initial offering of Class B of Advisor Balanced took place on December 31, 1996. Class B returns prior to December 31, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class B's 12b-1 fee had been reflected, returns prior to December 31, 1996 would have been lower.

 Initial offering of Class B of Advisor Growth Opportunities took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class B's 12b-1 fee had been reflected, returns prior to March 3, 1997 would have been lower.

 Initial offering of Class B of Advisor Equity Income took place on June 30, 1994. Class B returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.65%. Class B returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class B's 12b-1 fee had been reflected, returns prior to June 30, 1994 would have been lower.

 Initial offering of Class B of Advisor Strategic Opportunities took place on June 30, 1994. Class B returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class B's 12b-1 fee had been reflected, returns prior to June 30, 1994 would have been lower.

 Initial offering of Class B of Advisor Overseas took place on July 3, 1995. Class B returns prior to July 3, 1995, are those of Class T which reflect a 12b-1 fee of 0.65%. If Class B's 12b-1 fee had been reflected, returns prior to July 3, 1995 would have been lower. Prior to December 1, 1992, Advisor Overseas operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

 Initial Offering of Class C of Advisor TechnoQuant Growth, Advisor Mid Cap, Advisor Large Cap, and Advisor Growth & Income took place on November 3, 1997. Class C returns prior to November 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%.

 Initial offering of Class C of Advisor Equity Growth took place on November 3, 1997. Class C returns prior to November 3, 1997 through December 31, 1996 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to December 31, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). Class C returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class C's 12b-1 fee had been reflected, returns prior to December 31, 1996 would have been lower.

 Initial Offering of Class C of Advisor Growth Opportunities took place on November 3, 1997. Class C returns prior to November 3, 1997 through March 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to March 3, 1997 are those of Class T
which reflect a 12b-1 fee of 0.50   %     (0.65% prior to January 1,
1996). If Class C's 12b-1 fee had been reflected, returns prior to March 3, 1997 would have been lower.

 Initial Offering of Class C of Advisor Balanced took place on November 3, 1997. Class C returns prior to November 3, 1997 through December 31, 1996 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to December 31, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class C's 12b-1 fee had been reflected, returns prior to December 31, 1996 would have been lower.

 Initial Offering of Class C of Advisor Equity Income took place on November 3, 1997. Class C returns prior to November 3, 1997 through June 30, 1994 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.65%. Class C returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class C's 12b-1 fee had been reflected, returns prior to June 30, 1994 would have been lower.

 Initial Offering of Class C of Advisor Overseas took place on November 3, 1997. Class C returns prior to November 3, 1997 through July 3, 1995 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class C's 12b-1 fee had been reflected, returns prior to July 3, 1995 would have been lower.

 Prior to December 1, 1992, Advisor Overseas operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

 Initial offering of Institutional Class of Advisor Growth Opportunities, Advisor Balanced, and Advisor Overseas took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. Returns for Institutional Class prior to July 3, 1995 would have been higher if Class T's 12b-1 fee had not been reflected.

 Initial offering of Institutional Class of Advisor Strategic
Opportunities took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Initial Class which has no 12b1-fee.

Note: If FMR had not reimbursed certain class expenses during these
periods,    Class A's returns would have been lower ; Class T's
returns would have been lower, except for Advisor Overseas, Advisor Mid Cap, Advisor Growth Opportunities, Advisor Growth & Income, and Advisor Balanced; Class B's returns would have been lower, except for Advisor Mid Cap and Advisor Balanced; Class C's returns would have been lower ; Institutional Class' returns would have been lower, except for Advisor Equity Growth, Advisor Growth Opportunities, and Advisor Growth and Income; and, Initial Class' returns would have been lower.

The following tables show the income and capital elements of each class's cumulative return. The tables compare each class's return to the record of the S&P 500, the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month-end closest to the initial investment date for each class. The S&P 500 and DJIA comparisons are provided to show how each class's return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Because each of Advisor Emerging Markets Income, Advisor High Yield, Advisor Strategic Income, Advisor Government Investment, Advisor Mortgage Securities, Advisor Intermediate Bond, Advisor Short Fixed-Income, Advisor Municipal Income, and Advisor Intermediate Municipal Income invests in fixed-income securities, common stocks represent a different type of investment from the funds. Common stocks generally offer greater growth potential than the funds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than fixed-income investments such as the funds. Each of Advisor Latin America, Advisor Japan, Advisor Europe Capital Appreciation, Advisor International Capital Appreciation, Advisor Overseas, Advisor Diversified International, Advisor Global Equity, Advisor TechnoQuant Growth, Advisor Small Cap, Advisor Strategic Opportunities, Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth Opportunities, Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, and Advisor Balanced has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indexes. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each class's returns, do not include the effect of brokerage commissions or other costs of investing.

The following tables show the growth in value of a hypothetical $10,000 investment in each class of each fund during the past 10 fiscal years ended 1998 or life of each fund, as applicable, assuming all distributions were reinvested. Returns are based on past results and are not an indication of future performance. Tax consequences of different investments (with the exception of foreign tax withholdings) have not been factored into the figures below.

During the period from November 3, 1997 (commencement of operations) to October 31, 1998, a hypothetical $10,000 investment in Class A of
Advisor International Capital Appreciation would have    amounted
to $   9,491    , including the effect of Class A's maximum sales
charge.


ADVISOR INTERNATIONAL CAPITAL
APPRECIATION - CLASS A

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998*                     $ 9,491                   $ 0                           $ 0                          $ 9,491





ADVISOR INTERNATIONAL CAPITAL  INDEXES
APPRECIATION - CLASS A

Fiscal Year Ended October 31   S&P 500   DJIA      Cost of Living**


1998*                          $ 11,880  $ 11,385  $ 10,149


* From November 3, 1997 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor International Capital Appreciation on November 3, 1997, assuming the maximum sales charge had been in effect, the net amount
invested in Class A shares was $   9,425    . The cost of the initial
investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   10,000    . If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   0     for dividends and $   0     for capital gain distributions.

During the period from November 3, 1997 (commencement of operations) to October 31, 1998, a hypothetical $10,000 investment in Class T of
Advisor International Capital Appreciation would have    amounted
to $   9,689    , including the effect of Class T's maximum sales
charge.


ADVISOR INTERNATIONAL CAPITAL
APPRECIATION - CLASS T

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998*                     $ 9,689                   $ 0                           $ 0                          $ 9,689





ADVISOR INTERNATIONAL CAPITAL  INDEXES
APPRECIATION - CLASS T

Fiscal Year Ended October 31   S&P 500   DJIA      Cost of Living**


1998*                          $ 11,880  $ 11,385  $ 10,149


* From November 3, 1997 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor International Capital Appreciation on November 3, 1997, assuming the maximum sales charge had been in effect, the net amount
invested in Class T shares was $   9,650    . The cost of the initial
investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   10,000    . If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   0     for dividends and $   0     for capital gain distributions.

During the period from November 3, 1997 (commencement of operations) to October 31, 1998, a hypothetical $10,000 investment in Class B of
Advisor International Capital Appreciation would have    amounted
to $   9,491,     including the effect of Class B's maximum CDSC.


ADVISOR INTERNATIONAL CAPITAL
APPRECIATION - CLASS B

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998*                     $ 9,491                   $ 0                           $ 0                          $ 9,491





ADVISOR INTERNATIONAL CAPITAL  INDEXES
APPRECIATION - CLASS B

Fiscal Year Ended October 31   S&P 500   DJIA      Cost of Living**


1998*                          $ 11,880  $ 11,385  $ 10,149


* From November 3, 1997 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor International Capital Appreciation on November 3, 1997, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller,
and cash payments for the period would have amounted to $   0     for
dividends and $   0     for capital gain distributions.

During the period from November 3, 1997 (commencement of operations) to October 31, 1998, a hypothetical $10,000 investment in Class C of
Advisor International Capital Appreciation would have    amounted
to $   9,880    , including the effect of Class C's maximum CDSC.


ADVISOR INTERNATIONAL CAPITAL
APPRECIATION - CLASS C

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998*                     $ 9,880                   $ 0                           $ 0                          $ 9,880





ADVISOR INTERNATIONAL CAPITAL  INDEXES
APPRECIATION - CLASS C

Fiscal Year Ended October 31   S&P 500   DJIA      Cost of Living**


1998*                          $ 11,880  $ 11,385  $ 10,149


* From November 3, 1997 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor International Capital Appreciation on November 3, 1997, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   10,000    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   0     for dividends and $   0     for capital gain distributions.

During the period from November 3, 1997 (commencement of operations) to October 31, 1998, a hypothetical $10,000 investment in
Institutional Class of Advisor International Capital Appreciation
would have grown to $   10,090    .


ADVISOR INTERNATIONAL CAPITAL
APPRECIATION -
INSTITUTIONAL CLASS

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998*                     $ 10,090                  $ 0                           $ 0                          $ 10,090





ADVISOR INTERNATIONAL CAPITAL  INDEXES
APPRECIATION -
INSTITUTIONAL CLASS

Fiscal Year Ended October 31   S&P 500   DJIA      Cost of Living**


1998*                          $ 11,880  $ 11,385  $ 10,149


* From November 3, 1997 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor International Capital Appreciation on November 3, 1997, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,000    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   0     for dividends
and $   0     for capital gain distributions.

During the period from April 23, 1990 (commencement of operations of the fund) to October 31, 1998, a hypothetical $10,000 investment in
Class A of Advisor Overseas would have grown to $   18,379    ,
including the effect of Class A's maximum sales charge.



ADVISOR OVERSEAS - CLASS A

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 15,382                  $ 1,153                       $ 1,844                      $ 18,379

1997                      $ 15,919                  $ 959                         $ 840                        $ 17,718

1996                      $ 14,411                  $ 616                         $ 123                        $ 15,150

1995                      $ 13,120                  $ 472                         $ 103                        $ 13,695

1994                      $ 13,252                  $ 478                         $ 0                          $ 13,730

1993                      $ 12,187                  $ 419                         $ 0                          $ 12,606

1992                      $ 8,548                   $ 199                         $ 0                          $ 8,747

1991                      $ 9,218                   $ 76                          $ 0                          $ 9,294

1990*                     $ 9,001                   $ 0                           $ 0                          $ 9,001





ADVISOR OVERSEAS - CLASS A    INDEXES

Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living**


1998                          $ 41,487  $ 40,245  $ 12,723

1997                          $ 34,008  $ 34,273  $ 12,537

1996                          $ 25,742  $ 27,259  $ 12,281

1995                          $ 20,744  $ 21,042  $ 11,924

1994                          $ 16,406  $ 16,865  $ 11,598

1993                          $ 15,795  $ 15,458  $ 11,303

1992                          $ 13,741  $ 13,162  $ 11,001

1991                          $ 12,495  $ 12,158  $ 10,659

1990*                         $ 9,359   $ 9,347   $ 10,357


* From April 23, 1990 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Overseas on April 23, 1990, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was
$   9,425    . The cost of the initial investment ($10,000) together
with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   12,620    . If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $   839     for dividends and $   1,602     for
capital gain distributions. Initial offering of Class A of Overseas took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T, which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 would have been higher. Prior to December 1, 1992, Advisor Overseas operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

During the period from April 23, 1990 (commencement of operations of the fund) to October 31, 1998, a hypothetical $10,000 investment in
Class T of Advisor Overseas would have grown to $   18,819    ,
including the effect of Class T's maximum sales charge.



ADVISOR OVERSEAS - CLASS T

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 15,903                  $ 1,032                       $ 1,884                      $ 18,819

1997                      $ 16,424                  $ 885                         $ 862                        $ 18,171

1996                      $ 14,765                  $ 631                         $ 126                        $ 15,522

1995                      $ 13,433                  $ 484                         $ 105                        $ 14,022

1994                      $ 13,568                  $ 489                         $ 0                          $ 14,057

1993                      $ 12,477                  $ 430                         $ 0                          $ 12,907

1992                      $ 8,753                   $ 202                         $ 0                          $ 8,955

1991                      $ 9,438                   $ 77                          $ 0                          $ 9,515

1990*                     $ 9,216                   $ 0                           $ 0                          $ 9,216





ADVISOR OVERSEAS - CLASS T    INDEXES
Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living**


1998                          $ 41,487  $ 40,245  $ 12,723

1997                          $ 34,008  $ 34,273  $ 12,537

1996                          $ 25,742  $ 27,259  $ 12,281

1995                          $ 20,744  $ 21,042  $ 11,924

1994                          $ 16,406  $ 16,865  $ 11,598

1993                          $ 15,795  $ 15,458  $ 11,303

1992                          $ 13,741  $ 13,162  $ 11,001

1991                          $ 12,495  $ 12,158  $ 10,659

1990*                         $ 9,359   $ 9,347   $ 10,357



* From April 23, 1990 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Overseas on April 23, 1990, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was
$   9,650    . The cost of the initial investment ($10,000) together
with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   12,530    . If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $   724     for dividends and $   1,641     for
capital gain distributions. Prior to December 1, 1992, Advisor Overseas operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

During the period from April 23, 1990 (commencement of operations of the fund) to October 31, 1998, a hypothetical $10,000 investment in
Class B of Advisor Overseas would have grown to $   19,120.




ADVISOR OVERSEAS - CLASS B

Fiscal Year Ended
October 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 16,080                  $ 1,092                       $ 1,948                      $ 19,120

1997                     $ 16,690                  $ 981                         $ 891                        $ 18,562

1996                     $ 15,060                  $ 756                         $ 129                        $ 15,945

1995                     $ 13,920                  $ 502                         $ 109                        $ 14,531

1994                     $ 14,060                  $ 507                         $ 0                          $ 14,567

1993                     $ 12,930                  $ 445                         $ 0                          $ 13,375

1992                     $ 9,070                   $ 210                         $ 0                          $ 9,280

1991                     $ 9,780                   $ 80                          $ 0                          $ 9,860

1990*                    $ 9,550                   $ 0                           $ 0                          $ 9,550





ADVISOR OVERSEAS - CLASS B    INDEXES
Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living**


1998                          $ 41,487  $ 40,245  $ 12,723

1997                          $ 34,008  $ 34,273  $ 12,537

1996                          $ 25,742  $ 27,259  $ 12,281

1995                          $ 20,744  $ 21,042  $ 11,924

1994                          $ 16,406  $ 16,865  $ 11,598

1993                          $ 15,795  $ 15,458  $ 11,303

1992                          $ 13,741  $ 13,162  $ 11,001

1991                          $ 12,495  $ 12,158  $ 10,659

1990*                         $ 9,359   $ 9,347   $ 10,357


* From April 23, 1990 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Overseas on April 23, 1990, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   12,663    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   780     for
dividends and $   1,700     for capital gain distributions. Initial
offering of Advisor Class B of Advisor Overseas took place on July 3, 1995. Class B returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class B's 12b-1 fee had been reflected, returns prior to July 3, 1995 would have been lower. Prior to December 1, 1992, Advisor Overseas operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

During the period from April 23, 1990 (commencement of operations of the fund) to October 31, 1998 a hypothetical $10,000 investment in
Class C of Advisor Overseas would have grown to $   19,090.






ADVISOR OVERSEAS - CLASS C

Fiscal Year Ended
October 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 16,047                  $ 1,120                       $ 1,923                      $ 19,090

1997                     $ 16,690                  $ 981                         $ 891                        $ 18,562

1996                     $ 15,060                  $ 756                         $ 129                        $ 15,945

1995                     $ 13,920                  $ 502                         $ 109                        $ 14,531

1994                     $ 14,060                  $ 507                         $ 0                          $ 14,567

1993                     $ 12,930                  $ 445                         $ 0                          $ 13,375

1992                     $ 9,070                   $ 210                         $ 0                          $ 9,280

1991                     $ 9,780                   $ 80                          $ 0                          $ 9,860

1990*                    $ 9,550                   $ 0                           $ 0                          $ 9,550





ADVISOR OVERSEAS - CLASS C    INDEXES
Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living**


1998                          $ 41,487  $ 40,245  $ 12,723

1997                          $ 34,008  $ 34,273  $ 12,537

1996                          $ 25,742  $ 27,259  $ 12,281

1995                          $ 20,744  $ 21,042  $ 11,924

1994                          $ 16,406  $ 16,865  $ 11,598

1993                          $ 15,795  $ 15,458  $ 11,303

1992                          $ 13,741  $ 13,162  $ 11,001

1991                          $ 12,495  $ 12,158  $ 10,659

1990*                         $ 9,359   $ 9,347   $ 10,357


* From April 23, 1990 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Overseas on April 23, 1990, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   12,672    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   807     for
dividends and $   1,681     for capital gain distributions. Initial
offering of Class C of Advisor Overseas took place on November 3, 1997. Class C returns prior to November 3, 1997 through July 3, 1995 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class C's 12b-1 fee had been reflected, returns prior to July 3, 1995 would have been lower. Prior to December 1, 1992, Advisor Overseas operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

During the period from April 23, 1990 (commencement of operations of the fund) to October 31, 1998, a hypothetical $10,000 investment in Institutional Class of Advisor Overseas would have grown to
$   19,753    .




ADVISOR OVERSEAS -
INSTITUTIONAL CLASS

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 16,360                  $ 1,412                       $ 1,981                      $ 19,753

1997                      $ 16,920                  $ 1,151                       $ 902                        $ 18,973

1996                      $ 15,200                  $ 785                         $ 130                        $ 16,115

1995                      $ 13,970                  $ 504                         $ 109                        $ 14,583

1994                      $ 14,060                  $ 507                         $ 0                          $ 14,567

1993                      $ 12,930                  $ 445                         $ 0                          $ 13,375

1992                      $ 9,070                   $ 210                         $ 0                          $ 9,280

1991                      $ 9,780                   $ 80                          $ 0                          $ 9,860

1990*                     $ 9,550                   $ 0                           $ 0                          $ 9,550





ADVISOR OVERSEAS -            INDEXES
INSTITUTIONAL CLASS
Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living**


1998                          $ 41,487  $ 40,245  $ 12,723

1997                          $ 34,008  $ 34,273  $ 12,537

1996                          $ 25,742  $ 27,259  $ 12,281

1995                          $ 20,744  $ 21,042  $ 11,924

1994                          $ 16,406  $ 16,865  $ 11,598

1993                          $ 15,795  $ 15,458  $ 11,303

1992                          $ 13,741  $ 13,162  $ 11,001

1991                          $ 12,495  $ 12,158  $ 10,659

1990*                         $ 9,359   $ 9,347   $ 10,357


* From April 23, 1990 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Overseas on April 23, 1990, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   12,957    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   1,040     for dividends and $   1,700     for capital gain
distributions. Initial offering of Institutional Class of Advisor Overseas took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. Returns for Institutional Class prior to July 3, 1995 would have been higher if Class T's 12b-1 fee had not been reflected. Prior to December 1, 1992, Advisor Overseas operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

During the period from December 31, 1996 (commencement of operations of the fund) to November 30, 1998, a hypothetical $10,000 investment in Class A of Advisor TechnoQuant Growth would have grown to
$   11,426    , including the effect of Class A's maximum sales
charge.



ADVISOR TECHNOQUANT GROWTH -
CLASS A

Fiscal Year Ended
November 30            Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                       Investment                Distributions                 Gain Distributions

1998                   $ 11,037                  $ 0                           $ 389                        $ 11,426

1997*                  $ 10,726                  $ 0                           $ 0                          $ 10,726





ADVISOR TECHNOQUANT GROWTH -   INDEXES
CLASS A
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living**


1998                           $ 16,213  $ 14,618  $ 10,340

1997*                          $ 13,111  $ 12,334  $ 10,183


* From December 31, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor TechnoQuant Growth on December 31, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class A
shares was $   9,425    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,349    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   0     for dividends
and $   349     for capital gain distributions.
During the period from December 31, 1996 (commencement of operations of the fund) to November 30, 1998, a hypothetical $10,000 investment in Class T of Advisor TechnoQuant Growth would have grown to
$   11,659    , including the effect of Class T's maximum sales
charge.



ADVISOR TECHNOQUANT GROWTH -
CLASS T

Fiscal Year Ended
November 30              Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 11,271                  $ 0                           $ 388                        $ 11,659

1997*                    $ 10,962                  $ 0                           $ 0                          $ 10,962





ADVISOR TECHNOQUANT GROWTH -   INDEXES
CLASS T
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living**


1998                           $ 16,213  $ 14,618  $ 10,340

1997*                          $ 13,111  $ 12,334  $ 10,183


* From December 31, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor TechnoQuant Growth on December 31, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class T
shares was $   9,650    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,348    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   0     for dividends
and $   347     for capital gain distributions.

During the period from December 31, 1996 (commencement of operations of the fund) to November 30, 1998, a hypothetical $10,000 investment in Class B of Advisor TechnoQuant Growth would have grown to
$   11,566    , including the effect of Class B's maximum CDSC.





ADVISOR TECHNOQUANT GROWTH -
CLASS B

Fiscal Year Ended
November 30              Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 11,200                  $ 0                           $ 366                        $ 11,566

1997*                    $ 11,310                  $ 0                           $ 0                          $ 11,310





ADVISOR TECHNOQUANT GROWTH -   INDEXES
CLASS B
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living**


1998                           $ 16,213  $ 14,618  $ 10,340

1997*                          $ 13,111  $ 12,334  $ 10,183


* From December 31, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor TechnoQuant Growth on December 31, 1996, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   10,330    . If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   0     for dividends and $   330     for capital gain
distributions.

During the period from December 31, 1996 (commencement of operations of the fund) to November 30, 1998, a hypothetical $10,000 investment in Class C of Advisor TechnoQuant Growth would have grown to
$   11,948.




ADVISOR TECHNOQUANT GROWTH -
CLASS C

Fiscal Year Ended
November 30             Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                        Investment                Distributions                 Gain Distributions

1998                    $ 11,551                  $ 0                           $ 397                        $ 11,948

1997*                   $ 11,312                  $ 0                           $ 0                          $ 11,312





ADVISOR TECHNOQUANT GROWTH -   INDEXES
CLASS C
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living**


1998                           $ 16,213  $ 14,618  $ 10,340

1997*                          $ 13,111  $ 12,334  $ 10,183


* From December 31, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor TechnoQuant Growth on December 31, 1996, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   10,359    . If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   0     for dividends and $   358     for capital gain
distributions. Initial offering of Class C of Advisor TechnoQuant Growth took place on November 3, 1997. Class C returns prior to November 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%

During the period from December 31, 1996 (commencement of operations of the fund) to November 30, 1998, a hypothetical $10,000 investment in Institutional Class of Advisor TechnoQuant Growth would have grown
to $   12,156    .




ADVISOR TECHNOQUANT GROWTH -  INDEXES
INSTITUTIONAL CLASS

Fiscal Year Ended
November 30              Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 11,720                  $ 0                           $ 436                        $ 12,156

1997*                    $ 11,400                  $ 0                           $ 0                          $ 11,400





ADVISOR TECHNOQUANT GROWTH -   INDEXES
INSTITUTIONAL CLASS
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living**


1998                           $ 16,213  $ 14,618  $ 10,340

1997*                          $ 13,111  $ 12,334  $ 10,183


* From December 31, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor TechnoQuant Growth on December 31, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   10,390    . If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $   0     for dividends and $   390     for
capital gain distributions.

During the period from September 9, 1998 (commencement of operations of the fund) to November 30, 1998, a hypothetical $10,000 investment
in Class A of Advisor Small Cap would have grown to $   11,640    ,
including the effect of Class A's maximum sales charge.




ADVISOR SMALL CAP - CLASS A

Fiscal Year Ended
November 30              Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998*                    $ 11,640                  $ 0                           $ 0                          $ 11,640





ADVISOR SMALL CAP - CLASS A    INDEXES
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living**


1998*                          $ 11,605  $ 11,636  $ 10,037


* From September 9, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Small Cap on September 9, 1998, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares
was $   9,425    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,000    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   0     for dividends
and $   0     for capital gain distributions.

During the period from September 9, 1998 (commencement of operations of the fund) to November 30, 1998, a hypothetical $10,000 investment
in Class T of Advisor Small Cap would have grown to $   11,908,
including the effect of Class T's maximum sales charge.




ADVISOR SMALL CAP - CLASS T

Fiscal Year Ended
November 30              Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998*                    $ 11,908                  $ 0                           $ 0                          $ 11,908





ADVISOR SMALL CAP - CLASS T    INDEXES
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living**


1998*                          $ 11,605  $ 11,636  $ 10,037


* From September 9, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Small Cap on September 9, 1998, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares
was $   9,650    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,000    . If
distributions had not been reinvested, the amount of distributions earned from the class overtime would have been smaller, and cash
payments for the period would have amounted to $   0     for dividends
and $   0     for capital gain distributions.

During the period from September 9, 1998 (commencement of operations of the fund) to November 30, 1998, a hypothetical $10,000 investment
in Class B of Advisor Small Cap would have grown to $   11,810    ,
including the effect of Class B's maximum CDSC.




ADVISOR SMALL CAP - CLASS B

Fiscal Year Ended
November 30              Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998*                    $ 11,810                  $ 0                           $ 0                          $ 11,810





ADVISOR SMALL CAP - CLASS B    INDEXES
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living**


1998*                          $ 11,605  $ 11,636  $ 10,037


* From September 9, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Small Cap on September 9, 1998, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   10,000    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $ 0 for dividends
and $   0     for capital gain distributions.

During the period from September 9, 1998 (commencement of operations of the fund) to November 30, 1998, a hypothetical $10,000 investment
in Class C of Advisor Small Cap would have grown to $   12,240    ,
including the effect of Class C's maximum CDSC.




ADVISOR SMALL CAP - CLASS C

Fiscal Year Ended
November 30              Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998*                    $ 12,240                  $ 0                           $ 0                          $ 12,240





ADVISOR SMALL CAP - CLASS C    INDEXES
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living**


1998*                          $ 11,605  $ 11,636  $ 10,037


* From September 9, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Small Cap on September 9, 1998, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   10,000    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $ 0 for dividends
and $   0     for capital gain distributions.

During the period from September 9, 1998 (commencement of operations of the fund) to November 30, 1998, a hypothetical $10,000 investment in Institutional Class of Advisor Small Cap would have grown to
$   12,350    .




ADVISOR SMALL CAP -
INSTITUTIONAL CLASS

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998*                     $ 12,350                  $ 0                           $ 0                          $ 12,350





ADVISOR SMALL CAP -            INDEXES
INSTITUTIONAL CLASS
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living**


1998*                          $ 11,605  $ 11,636  $ 10,037


* From September 9, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Small Cap on September 9, 1998, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   10,000    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   0     for dividends and $   0     for capital gain distributions.

During the 10-year period ended November 30, 1998, a hypothetical
$10,000 investment in Class A of Advisor Strategic Opportunities would
have grown to $   30,694    , including the effect of Class A's
maximum sales charge.




ADVISOR STRATEGIC
OPPORTUNITIES - CLASS A

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 14,161                  $ 4,298                       $ 12,235                     $ 30,694

1997                      $ 16,307                  $ 4,949                       $ 10,869                     $ 32,125

1996                      $ 14,736                  $ 4,052                       $ 6,533                      $ 25,321

1995                      $ 14,873                  $ 3,703                       $ 5,625                      $ 24,201

1994                      $ 11,346                  $ 2,491                       $ 4,043                      $ 17,880

1993                      $ 13,189                  $ 2,506                       $ 3,149                      $ 18,844

1992                      $ 12,170                  $ 1,827                       $ 1,874                      $ 15,871

1991                      $ 12,116                  $ 1,341                       $ 0                          $ 13,457

1990                      $ 10,646                  $ 696                         $ 0                          $ 11,342

1989                      $ 11,707                  $ 424                         $ 0                          $ 12,131





ADVISOR STRATEGIC              INDEXES
OPPORTUNITIES - CLASS A
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living


1998                           $ 55,774  $ 56,818  $ 13,633

1997                           $ 45,103  $ 47,940  $ 13,425

1996                           $ 35,095  $ 39,245  $ 13,184

1995                           $ 27,448  $ 29,892  $ 12,768

1994                           $ 20,038  $ 21,491  $ 12,461

1993                           $ 19,831  $ 20,603  $ 12,120

1992                           $ 18,012  $ 17,962  $ 11,804

1991                           $ 15,200  $ 15,275  $ 11,455

1990                           $ 12,629  $ 13,059  $ 11,122

1989                           $ 13,085  $ 13,282  $ 10,466


Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Strategic Opportunities on December 1, 1988, assuming the maximum sales charge had been in effect, the net amount invested in
Class A shares was $   9,425    . The cost of the initial investment
($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   24,359    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   2,721     for
dividends and $   6,971     for capital gain distributions. Initial
offering of Class A of Advisor Strategic Opportunities took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 would have been higher.

During the 10-year period ended November 30, 1998, a hypothetical
$10,000 investment in Class T of Advisor Strategic Opportunities would
have grown to $   31,488    , including the effect of Class T's
maximum sales charge.




ADVISOR STRATEGIC
OPPORTUNITIES - CLASS T

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 14,706                  $ 4,257                       $ 12,525                     $ 31,488

1997                      $ 16,860                  $ 4,881                       $ 11,197                     $ 32,938

1996                      $ 15,094                  $ 4,151                       $ 6,691                      $ 25,936

1995                      $ 15,228                  $ 3,792                       $ 5,759                      $ 24,779

1994                      $ 11,616                  $ 2,551                       $ 4,140                      $ 18,307

1993                      $ 13,504                  $ 2,566                       $ 3,224                      $ 19,294

1992                      $ 12,460                  $ 1,871                       $ 1,919                      $ 16,250

1991                      $ 12,405                  $ 1,373                       $ 0                          $ 13,778

1990                      $ 10,900                  $ 713                         $ 0                          $ 11,613

1989                      $ 11,987                  $ 434                         $ 0                          $ 12,421





ADVISOR STRATEGIC              INDEXES
OPPORTUNITIES - CLASS T
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living


1998                           $ 55,774  $ 56,818  $ 13,633

1997                           $ 45,103  $ 47,940  $ 13,425

1996                           $ 35,095  $ 39,245  $ 13,184

1995                           $ 27,448  $ 29,892  $ 12,768

1994                           $ 20,038  $ 21,491  $ 12,461

1993                           $ 19,831  $ 20,603  $ 12,120

1992                           $ 18,012  $ 17,962  $ 11,804

1991                           $ 15,200  $ 15,275  $ 11,455

1990                           $ 12,629  $ 13,059  $ 11,122

1989                           $ 13,085  $ 13,282  $ 10,466


Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Strategic Opportunities on December 1, 1988, assuming the maximum sales charge had been in effect, the net amount invested in
Class T shares was $   9,650    . The cost of the initial investment
($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   24,398    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   2,677     for
dividends and $   7,095     for capital gain distributions.

During the 10-year period ended November 30, 1998, a hypothetical
$10,000 investment in Class B of Advisor Strategic Opportunities would
have grown to $   31,920.





ADVISOR STRATEGIC
OPPORTUNITIES - CLASS B

Fiscal Year
Ended November 30         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 14,899                  $ 4,331                       $ 12,690                     $ 31,920

1997                      $ 17,126                  $ 4,977                       $ 11,477                     $ 33,580

1996                      $ 15,365                  $ 4,382                       $ 6,834                      $ 26,581

1995                      $ 15,585                  $ 4,044                       $ 5,897                      $ 25,526

1994                      $ 12,025                  $ 2,641                       $ 4,285                      $ 18,951

1993                      $ 13,994                  $ 2,658                       $ 3,341                      $ 19,993

1992                      $ 12,912                  $ 1,938                       $ 1,989                      $ 16,839

1991                      $ 12,855                  $ 1,423                       $ 0                          $ 14,278

1990                      $ 11,296                  $ 738                         $ 0                          $ 12,034

1989                      $ 12,421                  $ 451                         $ 0                          $ 12,872





ADVISOR STRATEGIC              INDEXES
OPPORTUNITIES - CLASS B
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living


1998                           $ 55,774  $ 56,818  $ 13,633

1997                           $ 45,103  $ 47,940  $ 13,425

1996                           $ 35,095  $ 39,245  $ 13,184

1995                           $ 27,448  $ 29,892  $ 12,768

1994                           $ 20,038  $ 21,491  $ 12,461

1993                           $ 19,831  $ 20,603  $ 12,120

1992                           $ 18,012  $ 17,962  $ 11,804

1991                           $ 15,200  $ 15,275  $ 11,455

1990                           $ 12,629  $ 13,059  $ 11,122

1989                           $ 13,085  $ 13,282  $ 10,466


Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Strategic Opportunities on December 1, 1988, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   24,789    . If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   2,767     for dividends and $   7,277     for capital gain
distributions. Initial offering of Class B of Advisor Strategic Opportunities took place on June 30, 1994. Class B returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class B's 12b-1 fee had been reflected, returns prior to June 30, 1994 would have been lower.

During the 10-year period ended November 30, 1998, a hypothetical
$10,000 investment in Institutional Class of Advisor Strategic
Opportunities would have grown to $   34,255    .




ADVISOR STRATEGIC
OPPORTUNITIES -
INSTITUTIONAL CLASS

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 15,236                  $ 5,601                       $ 13,418                     $ 34,255

1997                      $ 17,417                  $ 6,402                       $ 11,906                     $ 35,725

1996                      $ 15,690                  $ 5,340                       $ 7,084                      $ 28,114

1995                      $ 15,860                  $ 4,796                       $ 6,085                      $ 26,741

1994                      $ 12,122                  $ 3,145                       $ 4,381                      $ 19,648

1993                      $ 14,026                  $ 3,138                       $ 3,389                      $ 20,553

1992                      $ 12,940                  $ 2,251                       $ 2,013                      $ 17,204

1991                      $ 12,878                  $ 1,643                       $ 0                          $ 14,521

1990                      $ 11,323                  $ 862                         $ 0                          $ 12,185

1989                      $ 12,478                  $ 481                         $ 0                          $ 12,959





ADVISOR STRATEGIC              INDEXES
OPPORTUNITIES -
INSTITUTIONAL CLASS
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living


1998                           $ 55,774  $ 56,818  $ 13,633

1997                           $ 45,103  $ 47,940  $ 13,425

1996                           $ 35,095  $ 39,245  $ 13,184

1995                           $ 27,448  $ 29,892  $ 12,768

1994                           $ 20,038  $ 21,491  $ 12,461

1993                           $ 19,831  $ 20,603  $ 12,120

1992                           $ 18,012  $ 17,962  $ 11,804

1991                           $ 15,200  $ 15,275  $ 11,455

1990                           $ 12,629  $ 13,059  $ 11,122

1989                           $ 13,085  $ 13,282  $ 10,466


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Strategic Opportunities on December 1, 1988, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   26,287    . If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $   3,426     for dividends and $   7,328
for capital gain distributions. Initial offering of Institutional Class of Advisor Strategic Opportunities took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Initial Class which has no 12b-1 fee.

During the 10-year period ended November 30, 1998, a hypothetical
$10,000 investment in Initial Class of Advisor Strategic Opportunities
would have grown to $   34,469    .




ADVISOR STRATEGIC
OPPORTUNITIES - INITIAL CLASS

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 15,362                  $ 5,595                       $ 13,512                     $ 34,469

1997                      $ 17,597                  $ 6,364                       $ 11,938                     $ 35,899

1996                      $ 15,737                  $ 5,295                       $ 7,091                      $ 28,123

1995                      $ 15,861                  $ 4,796                       $ 6,086                      $ 26,743

1994                      $ 12,122                  $ 3,145                       $ 4,381                      $ 19,648

1993                      $ 14,026                  $ 3,138                       $ 3,389                      $ 20,553

1992                      $ 12,940                  $ 2,251                       $ 2,013                      $ 17,204

1991                      $ 12,878                  $ 1,643                       $ 0                          $ 14,521

1990                      $ 11,323                  $ 862                         $ 0                          $ 12,185

1989                      $ 12,478                  $ 481                         $ 0                          $ 12,959





ADVISOR STRATEGIC              INDEXES
OPPORTUNITIES - INITIAL CLASS
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living


1998                           $ 55,774  $ 56,818  $ 13,633

1997                           $ 45,103  $ 47,940  $ 13,425

1996                           $ 35,095  $ 39,245  $ 13,184

1995                           $ 27,448  $ 29,892  $ 12,768

1994                           $ 20,038  $ 21,491  $ 12,461

1993                           $ 19,831  $ 20,603  $ 12,120

1992                           $ 18,012  $ 17,962  $ 11,804

1991                           $ 15,200  $ 15,275  $ 11,455

1990                           $ 12,629  $ 13,059  $ 11,122

1989                           $ 13,085  $ 13,282  $ 10,466


Explanatory Notes: With an initial investment of $10,000 in Initial Class of Advisor Strategic Opportunities on December 1, 1988, the net
amount invested in Initial Class shares was $   10,000    .The cost of
the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   26,269    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   3,396     for dividends and $   7,353     for capital gain
distributions.

During the period from February 20, 1996 (commencement of operations of the fund) to November 30, 1998, a hypothetical $10,000 investment
in Class A of Advisor Mid Cap would have grown to $   14,703    ,
including the effect of Class A's maximum sales charge.




ADVISOR MID CAP - CLASS A

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 12,922                  $ 11                          $ 1,770                      $ 14,703

1997                      $ 13,233                  $ 12                          $ 235                        $ 13,480

1996*                     $ 11,027                  $ 0                           $ 0                          $ 11,027





ADVISOR MID CAP - CLASS A      INDEXES
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living**


1998                           $ 19,110  $ 17,584  $ 10,587

1997                           $ 15,453  $ 14,837  $ 10,426

1996*                          $ 12,025  $ 12,146  $ 10,239


* From February 20, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Mid Cap on February 20, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares
was $   9,425    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   11,591    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   9     for dividends
and $   1,555     for capital gain distributions. Initial offering of
Class A for Advisor Mid Cap took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 would have been higher.

During the period from February 20, 1996 (commencement of operations of the fund) to November 30, 1998, a hypothetical $10,000 investment
in Class T of Advisor Mid Cap would have grown to $   15,039    ,
including the effect of Class T's maximum sales charge.




ADVISOR MID CAP - CLASS T

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 13,269                  $ 0                           $ 1,770                      $ 15,039

1997                      $ 13,597                  $ 0                           $ 217                        $ 13,814

1996*                     $ 11,291                  $ 0                           $ 0                          $ 11,291





ADVISOR MID CAP - CLASS T      INDEXES
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living**


1998                           $ 19,110  $ 17,584  $ 10,587

1997                           $ 15,453  $ 14,837  $ 10,426

1996*                          $ 12,025  $ 12,146  $ 10,239


* From February 20, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Mid Cap on February 20, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares
was $   9,650    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   11,587    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   0     for dividends
and $   1,563     for capital gain distributions.

During the period from February 20, 1996 (commencement of operations of the fund) to November 30, 1998, a hypothetical $10,000 investment
in Class B of Advisor Mid Cap would have grown to $   15,010    ,
including the effect of Class B's maximum CDSC.




ADVISOR MID CAP - CLASS B

Fiscal Year Ended
November 30              Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 13,280                  $ 0                           $ 1,730                      $ 15,010

1997                     $ 13,940                  $ 0                           $ 186                        $ 14,126

1996*                    $ 11,610                  $ 0                           $ 0                          $ 11,610





ADVISOR MID CAP - CLASS B      INDEXES
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living**


1998                           $ 19,110  $ 17,584  $ 10,587

1997                           $ 15,453  $ 14,837  $ 10,426

1996*                          $ 12,025  $ 12,146  $ 10,239
    .

* From February 20, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Mid Cap on February 20, 1996, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   11,560    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   0     for dividends
and $   1,540     for capital gain distributions.

During the period from February 20, 1996 (commencement of operations of the fund) to November 30, 1998, a hypothetical $10,000 investment
in Class C of Advisor Mid Cap would have grown to $   15,269.




ADVISOR MID CAP - CLASS C

Fiscal Year Ended
November 30             Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                        Investment                Distributions                 Gain Distributions

1998                    $ 13,505                  $ 0                           $ 1,764                      $ 15,269

1997                    $ 13,941                  $ 0                           $ 186                        $ 14,127

1996*                   $ 11,610                  $ 0                           $ 0                          $ 11,610





ADVISOR MID CAP - CLASS C      INDEXES
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living**


1998                           $ 19,110  $ 17,584  $ 10,587

1997                           $ 15,453  $ 14,837  $ 10,426

1996*                          $ 12,025  $ 12,146  $ 10,239


* From February 20, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Mid Cap on February 20, 1996, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   11,596    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   0     for dividends
and $   1,576     for capital gain distributions. Initial offering of
Class C of Advisor Mid Cap took place on November 3, 1997. Class C returns prior to November 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%.

During the period from February 20, 1996 (commencement of operations of the fund) to November 30, 1998, a hypothetical $10,000 investment in Institutional Class of Advisor Mid Cap would have grown to
$   15,777    .




ADVISOR MID CAP -
INSTITUTIONAL CLASS

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 13,820                  $ 24                          $ 1,933                      $ 15,777

1997                      $ 14,120                  $ 25                          $ 251                        $ 14,396

1996*                     $ 11,700                  $ 0                           $ 0                          $ 11,700





ADVISOR MID CAP -              INDEXES
INSTITUTIONAL CLASS
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living**


1998                           $ 19,110  $ 17,584  $ 10,587

1997                           $ 15,453  $ 14,837  $ 10,426

1996*                          $ 12,025  $ 12,146  $ 10,239


* From February 20, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Mid Cap on February 20, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   11,740    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   20     for dividends and $   1,690     for capital gain
distributions.

During the 10-year period ended November 30, 1998, a hypothetical
$10,000 investment in Class A of Advisor Equity Growth would have
grown to $   80,700    , including the effect of Class A's maximum
sales charge.




ADVISOR EQUITY GROWTH - CLASS A

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 45,588                  $ 2,527                       $ 32,585                     $ 80,700

1997                      $ 40,531                  $ 2,090                       $ 20,323                     $ 62,944

1996                      $ 35,128                  $ 1,363                       $ 16,081                     $ 52,572

1995                      $ 31,231                  $ 1,142                       $ 11,817                     $ 44,190

1994                      $ 22,363                  $ 727                         $ 8,226                      $ 31,316

1993                      $ 23,131                  $ 753                         $ 6,944                      $ 30,828

1992                      $ 20,646                  $ 589                         $ 5,684                      $ 26,919

1991                      $ 19,038                  $ 515                         $ 2,702                      $ 22,255

1990                      $ 12,193                  $ 329                         $ 1,731                      $ 14,253

1989                      $ 13,581                  $ 291                         $ 0                          $ 13,872





ADVISOR EQUITY GROWTH - CLASS A  INDEXES
Fiscal Year Ended November 30    S&P 500   DJIA      Cost of Living


1998                             $ 55,774  $ 56,818  $ 13,633

1997                             $ 45,103  $ 47,940  $ 13,425

1996                             $ 35,095  $ 39,245  $ 13,184

1995                             $ 27,448  $ 29,892  $ 12,768

1994                             $ 20,038  $ 21,491  $ 12,461

1993                             $ 19,831  $ 20,603  $ 12,120

1992                             $ 18,012  $ 17,962  $ 11,804

1991                             $ 15,200  $ 15,275  $ 11,455

1990                             $ 12,629  $ 13,059  $ 11,122

1989                             $ 13,085  $ 13,282  $ 10,466


Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Equity Growth on December 1, 1988 assuming the maximum sales charge had been in effect, the net amount invested in Class A shares
was $   9,425    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   28,619    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   831     for
dividends and $   12,687     for capital gain distributions. Initial
offering of Class A of Advisor Equity Growth took place on September 3, 1996. Class A returns prior to September 3, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). Class A returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 through September 10, 1992 would have been higher and returns prior to September 10, 1992 would have been lower.

During the 10-year period ended November 30, 1998, a hypothetical
$10,000 investment in Class T of Advisor Equity Growth would have
grown to $   82,569    , including the effect of the Class T's maximum
sales charge.




ADVISOR EQUITY GROWTH - CLASS T

Fiscal Year Ended
November 30              Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 47,038                  $ 2,108                       $ 33,423                     $ 82,569

1997                     $ 41,723                  $ 1,870                       $ 20,912                     $ 64,505

1996                     $ 35,975                  $ 1,396                       $ 16,468                     $ 53,839

1995                     $ 31,977                  $ 1,169                       $ 12,099                     $ 45,245

1994                     $ 22,897                  $ 745                         $ 8,422                      $ 32,064

1993                     $ 23,683                  $ 771                         $ 7,110                      $ 31,564

1992                     $ 21,138                  $ 604                         $ 5,820                      $ 27,562

1991                     $ 19,493                  $ 526                         $ 2,767                      $ 22,786

1990                     $ 12,484                  $ 337                         $ 1,772                      $ 14,593

1989                     $ 13,905                  $ 298                         $ 0                          $ 14,203





ADVISOR EQUITY GROWTH - CLASS T  INDEXES
Fiscal Year Ended November 30    S&P 500   DJIA      Cost of Living


1998                             $ 55,774  $ 56,818  $ 13,633

1997                             $ 45,103  $ 47,940  $ 13,425

1996                             $ 35,095  $ 39,245  $ 13,184

1995                             $ 27,448  $ 29,892  $ 12,768

1994                             $ 20,038  $ 21,491  $ 12,461

1993                             $ 19,831  $ 20,603  $ 12,120

1992                             $ 18,012  $ 17,962  $ 11,804

1991                             $ 15,200  $ 15,275  $ 11,455

1990                             $ 12,629  $ 13,059  $ 11,122

1989                             $ 13,085  $ 13,282  $ 10,466


Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Equity Growth on December 1, 1988, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares
was $   9,650    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   28,625    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   610     for
dividends and $   12,966     for capital gain distributions. Initial
offering of Class T of Advisor Equity Growth took place on September 10, 1992. Class T returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class T's 12b-1 fee had been reflected, returns prior to September 10, 1992 would have been lower.

During the 10-year period ended November 30, 1998, a hypothetical
$10,000 investment in Class B of Advisor Equity Growth would have
grown to $   84,560    .




ADVISOR EQUITY GROWTH - CLASS B

Fiscal Year Ended
November 30              Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 48,066                  $ 2,154                       $ 34,340                     $ 84,560

1997                     $ 42,975                  $ 1,926                       $ 21,539                     $ 66,440

1996                     $ 37,280                  $ 1,447                       $ 17,065                     $ 55,792

1995                     $ 33,136                  $ 1,212                       $ 12,538                     $ 46,886

1994                     $ 23,727                  $ 772                         $ 8,728                      $ 33,227

1993                     $ 24,542                  $ 798                         $ 7,368                      $ 32,708

1992                     $ 21,905                  $ 626                         $ 6,031                      $ 28,562

1991                     $ 20,200                  $ 546                         $ 2,867                      $ 23,613

1990                     $ 12,937                  $ 350                         $ 1,836                      $ 15,123

1989                     $ 14,409                  $ 309                         $ 0                          $ 14,718





ADVISOR EQUITY GROWTH - CLASS B  INDEXES
Fiscal Year Ended November 30    S&P 500   DJIA      Cost of Living


1998                             $ 55,774  $ 56,818  $ 13,633

1997                             $ 45,103  $ 47,940  $ 13,425

1996                             $ 35,095  $ 39,245  $ 13,184

1995                             $ 27,448  $ 29,892  $ 12,768

1994                             $ 20,038  $ 21,491  $ 12,461

1993                             $ 19,831  $ 20,603  $ 12,120

1992                             $ 18,012  $ 17,962  $ 11,804

1991                             $ 15,200  $ 15,275  $ 11,455

1990                             $ 12,629  $ 13,059  $ 11,122

1989                             $ 13,085  $ 13,282  $ 10,466


Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Equity Growth on December 1, 1988, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   29,378    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   632     for
dividends and $   13,485     for capital gain distributions. Initial
offering of Class B of Advisor Equity Growth took place on December 31, 1996. Class B returns prior to December 31, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 of fee of 0.50% (0.65% prior to January 1, 1996). Class B returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class B's 12b-1 fee had been reflected, returns prior to December 31, 1996 would have been lower.

During the 10-year period ended November 30, 1998, a hypothetical
$10,000 investment in Class C of Advisor Equity Growth would have
grown to $   84,579    .




ADVISOR EQUITY GROWTH - CLASS C

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 48,177                  $ 2,160                       $ 34,242                     $ 84,579

1997                      $ 42,974                  $ 1,926                       $ 21,539                     $ 66,439

1996                      $ 37,280                  $ 1,447                       $ 17,065                     $ 55,792

1995                      $ 33,136                  $ 1,212                       $ 12,538                     $ 46,886

1994                      $ 23,727                  $ 772                         $ 8,728                      $ 33,227

1993                      $ 24,542                  $ 798                         $ 7,368                      $ 32,708

1992                      $ 21,905                  $ 626                         $ 6,031                      $ 28,562

1991                      $ 20,200                  $ 546                         $ 2,867                      $ 23,613

1990                      $ 12,937                  $ 350                         $ 1,836                      $ 15,123

1989                      $ 14,409                  $ 309                         $ 0                          $ 14,718





ADVISOR EQUITY GROWTH - CLASS C  INDEXES
Fiscal Year Ended November 30    S&P 500   DJIA      Cost of Living


1998                             $ 55,774  $ 56,818  $ 13,633

1997                             $ 45,103  $ 47,940  $ 13,425

1996                             $ 35,095  $ 39,245  $ 13,184

1995                             $ 27,448  $ 29,892  $ 12,768

1994                             $ 20,038  $ 21,491  $ 12,461

1993                             $ 19,831  $ 20,603  $ 12,120

1992                             $ 18,012  $ 17,962  $ 11,804

1991                             $ 15,200  $ 15,275  $ 11,455

1990                             $ 12,629  $ 13,059  $ 11,122

1989                             $ 13,085  $ 13,282  $ 10,466


Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Equity Growth on December 1, 1988, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   29,256    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   632     for
dividends and $   13,408     for capital gain distributions. Initial
offering of Class C of Advisor Equity Growth took place on November 3, 1997. Class C returns prior to November 3, 1997 through December 31, 1996 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to December 31, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). Class C returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class C's 12b-1 fee had been reflected, returns prior to December 31, 1996 would have been lower.

During the 10-year period ended November 30, 1998, a hypothetical
$10,000 investment in Institutional Class of Advisor Equity Growth
would have grown to $   89,146    .




ADVISOR EQUITY GROWTH -  INDEXES
INSTITUTIONAL CLASS

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 49,676                  $ 4,071                       $ 35,399                     $ 89,146

1997                      $ 43,977                  $ 3,269                       $ 22,036                     $ 69,282

1996                      $ 37,870                  $ 2,320                       $ 17,326                     $ 57,516

1995                      $ 33,602                  $ 1,752                       $ 12,704                     $ 48,058

1994                      $ 24,043                  $ 929                         $ 8,837                      $ 33,809

1993                      $ 24,742                  $ 829                         $ 7,427                      $ 32,998

1992                      $ 21,938                  $ 627                         $ 6,040                      $ 28,605

1991                      $ 20,200                  $ 546                         $ 2,867                      $ 23,613

1990                      $ 12,937                  $ 350                         $ 1,836                      $ 15,123

1989                      $ 14,409                  $ 309                         $ 0                          $ 14,718





ADVISOR EQUITY GROWTH -        INDEXES
INSTITUTIONAL CLASS
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living


1998                           $ 55,774  $ 56,818  $ 13,633

1997                           $ 45,103  $ 47,940  $ 13,425

1996                           $ 35,095  $ 39,245  $ 13,184

1995                           $ 27,448  $ 29,892  $ 12,768

1994                           $ 20,038  $ 21,491  $ 12,461

1993                           $ 19,831  $ 20,603  $ 12,120

1992                           $ 18,012  $ 17,962  $ 11,804

1991                           $ 15,200  $ 15,275  $ 11,455

1990                           $ 12,629  $ 13,059  $ 11,122

1989                           $ 13,085  $ 13,282  $ 10,466


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Equity Growth on December 1, 1988, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   30,669    . If distributions had not been reinvested,
the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   1,398     for dividends and $   13,461     for capital gain
distributions.

During the period from February 20, 1996 (commencement of operations of the fund) to November 30, 1998, a hypothetical $10,000 investment
in Class A of Advisor Large Cap would have grown to $   16,785    ,
including the effect of Class A's maximum sales charge.



ADVISOR LARGE CAP - CLASS A  INDEXES

Fiscal Year Ended
November 30              Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 15,664                  $ 0                           $ 1,121                      $ 16,785

1997                     $ 13,157                  $ 0                           $ 90                         $ 13,249

1996*                    $ 11,150                  $ 0                           $ 0                          $ 11,150





ADVISOR LARGE CAP - CLASS A    INDEXES
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living**


1998                           $ 19,110  $ 17,584  $ 10,587

1997                           $ 15,453  $ 14,837  $ 10,426

1996*                          $ 12,025  $ 12,146  $ 10,239


* From February 20, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Large Cap on February 20, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares
was $   9,425    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,864    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   0     for dividends
and $   858     for capital gain distributions. Initial offering of
Class A of Advisor Large Cap took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 would have been higher.

During the period from February 20, 1996 (commencement of operations of the fund) to November 30, 1998, a hypothetical $10,000 investment
in Class T of Advisor Large Cap would have grown to $   17,192    ,
including the effect of Class T's maximum sales charge.




ADVISOR LARGE CAP - CLASS T

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Reinvested Capital Gain  Total Value
                          Investment                Distributions                 Distributions

1998                      $ 16,087                  $ 0                           $ 1,105                  $ 17,192

1997                      $ 13,491                  $ 0                           $ 70                     $ 13,561

1996*                     $ 11,406                  $ 0                           $ 0                      $ 11,406





ADVISOR LARGE CAP - CLASS T    INDEXES
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living**

1998                           $ 19,110  $ 17,584  $ 10,587

1997                           $ 15,453  $ 14,837  $ 10,426

1996*                          $ 12,025  $ 12,146  $ 10,239


* From February 20, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Large Cap on February 20, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares
was $   9,650    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,855    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   0     for dividends
and $   849     for capital gain distributions.

During the period from February 20, 1996 (commencement of operations of the fund) to November 30, 1998, a hypothetical $10,000 investment
in Class B of Advisor Large Cap would have grown to $   17,248    ,
including the effect of Class B's maximum CDSC.




ADVISOR LARGE CAP - CLASS B

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 16,200                  $ 0                           $ 1,048                      $ 17,248

1997                      $ 13,850                  $ 0                           $ 60                         $ 13,910

1996*                     $ 11,770                  $ 0                           $ 0                          $ 11,770





ADVISOR LARGE CAP - CLASS B    INDEXES
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living**


1998                           $ 19,110  $ 17,584  $ 10,587

1997                           $ 15,453  $ 14,837  $ 10,426

1996*                          $ 12,025  $ 12,146  $ 10,239


* From February 20, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Large Cap on February 20, 1996, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   10,814    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $ 0 for dividends
and $   810     for capital gain distributions.

During the period from February 20, 1996 (commencement of operations of the fund) to November 30, 1998, a hypothetical $10,000 investment
in Class C of Advisor Large Cap would have grown to $   17,498.




ADVISOR LARGE CAP - CLASS C

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 16,386                  $ 0                           $ 1,112                      $ 17,498

1997                      $ 13,850                  $ 0                           $ 60                         $ 13,910

1996*                     $ 11,770                  $ 0                           $ 0                          $ 11,770





ADVISOR LARGE CAP - CLASS C    INDEXES
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living**


1998                           $ 19,110  $ 17,584  $ 10,587

1997                           $ 15,453  $ 14,837  $ 10,426

1996*                          $ 12,025  $ 12,146  $ 10,239


* From February 20, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Large Cap on February 20, 1996, assuming the maximum applicable CDSC had been in effect, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,867    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   0     for dividends
and $   862     for capital gain distributions. Initial offering of
Class C of Advisor Large Cap took place on November 3, 1997. Class C returns prior to November 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%.

During the period from February 20, 1996 (commencement of operations of the fund) to November 30, 1998, a hypothetical $10,000 investment in Institutional Class of Advisor Large Cap would have grown to
$   18,033    .




ADVISOR LARGE CAP -
INSTITUTIONAL CLASS

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 16,770                  $ 39                          $ 1,224                      $ 18,033

1997                      $ 14,050                  $ 0                           $ 110                        $ 14,160

1996*                     $ 11,860                  $ 0                           $ 0                          $ 11,860





ADVISOR LARGE CAP -            INDEXES
INSTITUTIONAL CLASS
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living**


1998                           $ 19,110  $ 17,584  $ 10,587

1997                           $ 15,453  $ 14,837  $ 10,426

1996*                          $ 12,025  $ 12,146  $ 10,239


* From February 20, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Large Cap on February 20, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   10,968    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   30     for dividends and $   930     for capital gain
distributions.

During the 10-year period ended November 30, 1998, a hypothetical
$10,000 investment in Class A of Advisor Growth Opportunities would
have grown to $   58,453    , including the effect of Class A's
maximum sales charge.




ADVISOR GROWTH OPPORTUNITIES
- CLASS A

Fiscal Year Ended
November 30              Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 33,667                  $ 4,231                       $ 20,555                     $ 58,453

1997                     $ 30,043                  $ 3,069                       $ 15,269                     $ 48,381

1996                     $ 26,050                  $ 1,862                       $ 11,642                     $ 39,554

1995                     $ 21,594                  $ 1,123                       $ 9,241                      $ 31,958

1994                     $ 17,587                  $ 642                         $ 6,352                      $ 24,581

1993                     $ 17,246                  $ 564                         $ 5,436                      $ 23,246

1992                     $ 15,124                  $ 374                         $ 3,613                      $ 19,111

1991                     $ 13,213                  $ 250                         $ 1,838                      $ 15,301

1990                     $ 9,807                   $ 57                          $ 1,364                      $ 11,228

1989                     $ 11,356                  $ 26                          $ 646                        $ 12,028





ADVISOR GROWTH OPPORTUNITIES   INDEXES
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living


1998                           $ 55,774  $ 56,818  $ 13,633

1997                           $ 45,103  $ 47,940  $ 13,425

1996                           $ 35,095  $ 39,245  $ 13,184

1995                           $ 27,448  $ 29,892  $ 12,768

1994                           $ 20,038  $ 21,491  $ 12,461

1993                           $ 19,831  $ 20,603  $ 12,120

1992                           $ 18,012  $ 17,962  $ 11,804

1991                           $ 15,200  $ 15,275  $ 11,455

1990                           $ 12,629  $ 13,059  $ 11,122

1989                           $ 13,085  $ 13,282  $ 10,466


Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Growth Opportunities on December 1, 1988, assuming the maximum sales charge had been in effect, the net amount invested in Class A
shares was $   9,425    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   22,824    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   1,733     for
dividends and $   7,616     for capital gain distributions. Initial
offering of Class A of Advisor Growth Opportunities took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 would have been higher.

During the 10-year period ended November 30, 1998, a hypothetical
$10,000 investment in Class T of Advisor Growth Opportunities would
have grown to $   59,699    , including the effect of Class T's
maximum sales charge.




ADVISOR GROWTH OPPORTUNITIES  INDEXES
- CLASS T

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 34,680                  $ 3,904                       $ 21,115                     $ 59,699

1997                      $ 30,886                  $ 2,914                       $ 15,687                     $ 49,487

1996                      $ 26,686                  $ 1,908                       $ 11,926                     $ 40,520

1995                      $ 22,109                  $ 1,151                       $ 9,461                      $ 32,721

1994                      $ 18,007                  $ 658                         $ 6,503                      $ 25,168

1993                      $ 17,658                  $ 577                         $ 5,566                      $ 23,801

1992                      $ 15,485                  $ 384                         $ 3,699                      $ 19,568

1991                      $ 13,528                  $ 256                         $ 1,882                      $ 15,666

1990                      $ 10,041                  $ 58                          $ 1,397                      $ 11,496

1989                      $ 11,628                  $ 26                          $ 661                        $ 12,315





ADVISOR GROWTH OPPORTUNITIES   INDEXES
- CLASS T
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living


1998                           $ 55,774  $ 56,818  $ 13,633

1997                           $ 45,103  $ 47,940  $ 13,425

1996                           $ 35,095  $ 39,245  $ 13,184

1995                           $ 27,448  $ 29,892  $ 12,768

1994                           $ 20,038  $ 21,491  $ 12,461

1993                           $ 19,831  $ 20,603  $ 12,120

1992                           $ 18,012  $ 17,962  $ 11,804

1991                           $ 15,200  $ 15,275  $ 11,455

1990                           $ 12,629  $ 13,059  $ 11,122

1989                           $ 13,085  $ 13,282  $ 10,466


Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Growth Opportunities on December 1, 1988, assuming the maximum sales charge had been in effect, the net amount invested in Class T
shares was $   9,650    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   22,774    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   1,558     for
dividends and $   7,798     for capital gain distributions.

During the 10-year period ended November 30, 1998, a hypothetical
$10,000 investment in Class B of Advisor Growth Opportunities would
have grown to $   61,263    .




ADVISOR GROWTH OPPORTUNITIES
- CLASS B

Fiscal Year Ended
November 30              Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 35,568                  $ 4,121                       $ 21,674                     $ 61,263

1997                     $ 31,875                  $ 3,009                       $ 16,190                     $ 51,074

1996                     $ 27,654                  $ 1,977                       $ 12,359                     $ 41,990

1995                     $ 22,911                  $ 1,192                       $ 9,805                      $ 33,908

1994                     $ 18,660                  $ 681                         $ 6,739                      $ 26,080

1993                     $ 18,298                  $ 598                         $ 5,768                      $ 24,664

1992                     $ 16,046                  $ 398                         $ 3,833                      $ 20,277

1991                     $ 14,019                  $ 265                         $ 1,950                      $ 16,234

1990                     $ 10,406                  $ 59                          $ 1,448                      $ 11,913

1989                     $ 12,049                  $ 28                          $ 685                        $ 12,762





ADVISOR GROWTH OPPORTUNITIES   INDEXES
- CLASS B
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living


1998                           $ 55,774  $ 56,818  $ 13,633

1997                           $ 45,103  $ 47,940  $ 13,425

1996                           $ 35,095  $ 39,245  $ 13,184

1995                           $ 27,448  $ 29,892  $ 12,768

1994                           $ 20,038  $ 21,491  $ 12,461

1993                           $ 19,831  $ 20,603  $ 12,120

1992                           $ 18,012  $ 17,962  $ 11,804

1991                           $ 15,200  $ 15,275  $ 11,455

1990                           $ 12,629  $ 13,059  $ 11,122

1989                           $ 13,085  $ 13,282  $ 10,466


Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Growth Opportunities on December 1, 1988, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   23,250    . If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   1,622     for dividends and $   8,081     for capital gain
distributions. Initial offering of Class B of Advisor Growth Opportunities took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class B's 12b-1 fee had been reflected, returns prior to March 3, 1997 would have been lower.

During the 10-year period ended November 30, 1998, a hypothetical
$10,000 investment in Class C of Advisor Growth Opportunities would
have grown to $   61,267    .




ADVISOR GROWTH OPPORTUNITIES
- CLASS C

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 35,589                  $ 4,007                       $ 21,671                     $ 61,267

1997                      $ 31,888                  $ 3,009                       $ 16,197                     $ 51,094

1996                      $ 27,654                  $ 1,977                       $ 12,359                     $ 41,990

1995                      $ 22,911                  $ 1,192                       $ 9,805                      $ 33,908

1994                      $ 18,660                  $ 681                         $ 6,739                      $ 26,080

1993                      $ 18,298                  $ 598                         $ 5,768                      $ 24,664

1992                      $ 16,046                  $ 398                         $ 3,833                      $ 20,277

1991                      $ 14,019                  $ 265                         $ 1,950                      $ 16,234

1990                      $ 10,406                  $ 59                          $ 1,448                      $ 11,913

1989                      $ 12,049                  $ 28                          $ 685                        $ 12,762





ADVISOR GROWTH OPPORTUNITIES   INDEXES
- CLASS C
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living


1998                           $ 55,774  $ 56,818  $ 13,633

1997                           $ 45,103  $ 47,940  $ 13,425

1996                           $ 35,095  $ 39,245  $ 13,184

1995                           $ 27,448  $ 29,892  $ 12,768

1994                           $ 20,038  $ 21,491  $ 12,461

1993                           $ 19,831  $ 20,603  $ 12,120

1992                           $ 18,012  $ 17,962  $ 11,804

1991                           $ 15,200  $ 15,275  $ 11,455

1990                           $ 12,629  $ 13,059  $ 11,122

1989                           $ 13,085  $ 13,282  $ 10,466


Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Growth Opportunities on December 1, 1988, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   23,225    . If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   1,614     for dividends and $   8,074     for capital gain
distributions. Initial offering of Class C of Advisor Growth Opportunities took place on November 3, 1997. Class C returns prior to November 3, 1997 through March 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50 (0.65% prior to January 1, 1996). If Class C's 12b-1 fee had been reflected, returns prior to March 3, 1997 would have been lower.

During the 10-year period ended November 30, 1998, a hypothetical
$10,000 investment in Institutional Class of Advisor Growth
Opportunities would have grown to $   63,041    .




ADVISOR GROWTH OPPORTUNITIES
- INSTITUTIONAL CLASS

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 36,046                  $ 4,977                       $ 22,018                     $ 63,041

1997                      $ 32,085                  $ 3,574                       $ 16,316                     $ 51,975

1996                      $ 27,712                  $ 2,246                       $ 12,386                     $ 42,344

1995                      $ 22,991                  $ 1,196                       $ 9,839                      $ 34,026

1994                      $ 18,660                  $ 681                         $ 6,739                      $ 26,080

1993                      $ 18,298                  $ 598                         $ 5,768                      $ 24,664

1992                      $ 16,046                  $ 398                         $ 3,833                      $ 20,277

1991                      $ 14,019                  $ 265                         $ 1,950                      $ 16,234

1990                      $ 10,406                  $ 59                          $ 1,448                      $ 11,913

1989                      $ 12,049                  $ 28                          $ 685                        $ 12,762





ADVISOR GROWTH OPPORTUNITIES   INDEXES
- INSTITUTIONAL CLASS
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living


1998                           $ 55,774  $ 56,818  $ 13,633

1997                           $ 45,103  $ 47,940  $ 13,425

1996                           $ 35,095  $ 39,245  $ 13,184

1995                           $ 27,448  $ 29,892  $ 12,768

1994                           $ 20,038  $ 21,491  $ 12,461

1993                           $ 19,831  $ 20,603  $ 12,120

1992                           $ 18,012  $ 17,962  $ 11,804

1991                           $ 15,200  $ 15,275  $ 11,455

1990                           $ 12,629  $ 13,059  $ 11,122

1989                           $ 13,085  $ 13,282  $ 10,466


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Growth Opportunities on December 1, 1988, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   23,941    . If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $   2,035     for dividends and $   8,081
for capital gain distributions. Initial offering of Institutional Class of Advisor Growth Opportunities took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. Returns for Institutional Class prior to July 3, 1995 would have been higher if Class T's 12b-1 fee had not been reflected.

During the period from December 31, 1996 (commencement of operations of the fund) to November 30, 1998, a hypothetical $10,000 investment in Class A of Advisor Growth & Income would have grown to
$   14,524    , including the effect of Class A's maximum sales
charge.




ADVISOR GROWTH & INCOME -
CLASS A

Fiscal Year Ended
November 30              Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 14,222                  $ 92                          $ 210                        $ 14,524

1997*                    $ 11,753                  $ 32                          $ 0                          $ 11,785





ADVISOR GROWTH & INCOME -      INDEXES
CLASS A
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living**


1998                           $ 16,213  $ 14,618  $ 10,340

1997*                          $ 13,111  $ 12,334  $ 10,183


* From December 31, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Growth & Income on December 31, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class A
shares was $   9,425    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,246    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   75     for
dividends and $   170     for capital gain distributions.

During the period from December 31, 1996 (commencement of operations of the fund) to November 30, 1998, a hypothetical $10,000 investment in Class T of Advisor Growth & Income would have grown to
$   14,817    , including the effect of Class T's maximum sales
charge.




ADVISOR GROWTH & INCOME -
CLASS T

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 14,543                  $ 59                          $ 215                        $ 14,817

1997*                     $ 12,024                  $ 22                          $ 0                          $ 12,046





ADVISOR GROWTH & INCOME -      INDEXES
CLASS T
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living**


1998                           $ 16,213  $ 14,618  $ 10,340

1997*                          $ 13,111  $ 12,334  $ 10,183


* From December 31, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Growth & Income on December 31, 1996, assuming the maximum sales charge had been in effect, the net amount invested in Class T
shares was $   9,650    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,223    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   48     for
dividends and $   174     for capital gain distributions.

During the period from December 31, 1996 (commencement of operations of the fund) to November 30, 1998, a hypothetical $10,000 investment in Class B of Advisor Growth & Income would have grown to
$   14,804    , including the effect of Class B's maximum CDSC.




ADVISOR GROWTH & INCOME -
CLASS B

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 14,580                  $ 15                          $ 209                        $ 14,804

1997*                     $ 12,410                  $ 12                          $ 0                          $ 12,422





ADVISOR GROWTH & INCOME -      INDEXES
CLASS B
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living**


1998                           $ 16,213  $ 14,618  $ 10,340

1997*                          $ 13,111  $ 12,334  $ 10,183


* From December 31, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Growth & Income on December 31, 1996, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   10,180    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   10     for
dividends and $   170     for capital gain distributions.

During the period from December 31, 1996 (commencement of operations of the fund) to November 30, 1998, a hypothetical $10,000 investment in Class C of Advisor Growth & Income would have grown to
$   15,178    , including the effect of Class C's maximum CDSC.




ADVISOR GROWTH & INCOME -
CLASS C

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 14,931                  $ 26                          $ 221                        $ 15,178

1997*                     $ 12,409                  $ 12                          $ 0                          $ 12,421





ADVISOR GROWTH & INCOME -      INDEXES
CLASS C
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living**


1998                           $ 16,213  $ 14,618  $ 10,340

1997*                          $ 13,111  $ 12,334  $ 10,183


* From December 31, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Growth & Income on December 31, 1996, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   10,200    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   20     for
dividends and $   179     for capital gain distributions. Initial
offering of Class C of Advisor Growth & Income took place on November 3, 1997. Class C returns prior to November 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%.

During the period from December 31, 1996 (commencement of operations of the fund) to November 30, 1998, a hypothetical $10,000 investment in Institutional Class of Advisor Growth & Income would have grown to
$   15,494    .




ADVISOR GROWTH & INCOME -
INSTITUTIONAL CLASS

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 15,100                  $ 171                         $ 223                        $ 15,494

1997*                     $ 12,470                  $ 56                          $ 0                          $ 12,526





ADVISOR GROWTH & INCOME -      INDEXES
INSTITUTIONAL CLASS
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living**


1998                           $ 16,213  $ 14,618  $ 10,340

1997*                          $ 13,111  $ 12,334  $ 10,183


* From December 31, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Growth & Income on December 31, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   10,323    . If distributions had not been reinvested,
the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   140     for dividends and $   180     for capital gain
distributions.

During the 10-year period ended November 30, 1998, a hypothetical
$10,000 investment in Class A of Advisor Equity Income would have
grown to $   38,421    , including the effect of Class A's maximum
sales charge.




ADVISOR EQUITY INCOME - CLASS A

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 23,902                  $ 9,150                       $ 5,369                      $ 38,421

1997                      $ 22,662                  $ 8,339                       $ 2,756                      $ 33,757

1996                      $ 19,342                  $ 6,710                       $ 1,607                      $ 27,659

1995                      $ 16,940                  $ 5,479                       $ 863                        $ 23,282

1994                      $ 13,552                  $ 4,064                       $ 368                        $ 17,984

1993                      $ 12,618                  $ 3,562                       $ 343                        $ 16,523

1992                      $ 10,919                  $ 2,784                       $ 297                        $ 14,000

1991                      $ 9,408                   $ 1,933                       $ 256                        $ 11,597

1990                      $ 8,083                   $ 1,127                       $ 220                        $ 9,430

1989                      $ 10,418                  $ 664                         $ 0                          $ 11,082





ADVISOR EQUITY INCOME - CLASS A  INDEXES
Fiscal Year Ended November 30    S&P 500   DJIA      Cost of Living


1998                             $ 55,774  $ 56,818  $ 13,633

1997                             $ 45,103  $ 47,940  $ 13,425

1996                             $ 35,095  $ 39,245  $ 13,184

1995                             $ 27,448  $ 29,892  $ 12,768

1994                             $ 20,038  $ 21,491  $ 12,461

1993                             $ 19,831  $ 20,603  $ 12,120

1992                             $ 18,012  $ 17,962  $ 11,804

1991                             $ 15,200  $ 15,275  $ 11,455

1990                             $ 12,629  $ 13,059  $ 11,122

1989                             $ 13,085  $ 13,282  $ 10,466


Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Equity Income on December 1, 1988, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares
was $   9,425    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   18,557    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   3,634     for
dividends and $   2,844     for capital gain distributions. Initial
offering of Class A of Advisor Equity Income took place on September 3, 1996. Class A returns from September 3, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% for prior to January 1, 1996). Class A returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 through September 10, 1992 would have been higher and returns prior to September 10, 1992 would have been lower.

During the 10-year period ended November 30, 1998, a hypothetical
$10,000 investment in Class T of Advisor Equity Income would have
grown to $   39,326    , including the effect of Class T's maximum
sales charge.




ADVISOR EQUITY INCOME - CLASS T

Fiscal Year Ended
November 30              Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 24,647                  $ 9,177                       $ 5,502                      $ 39,326

1997                     $ 23,343                  $ 8,431                       $ 2,834                      $ 34,608

1996                     $ 19,848                  $ 6,844                       $ 1,649                      $ 28,341

1995                     $ 17,344                  $ 5,611                       $ 883                        $ 23,838

1994                     $ 13,875                  $ 4,161                       $ 377                        $ 18,413

1993                     $ 12,919                  $ 3,648                       $ 351                        $ 16,918

1992                     $ 11,180                  $ 2,850                       $ 304                        $ 14,334

1991                     $ 9,633                   $ 1,979                       $ 262                        $ 11,874

1990                     $ 8,276                   $ 1,155                       $ 225                        $ 9,656

1989                     $ 10,667                  $ 680                         $ 0                          $ 11,347





ADVISOR EQUITY INCOME - CLASS T  INDEXES
Fiscal Year Ended November 30    S&P 500   DJIA      Cost of Living


1998                             $ 55,774  $ 56,818  $ 13,633

1997                             $ 45,103  $ 47,940  $ 13,425

1996                             $ 35,095  $ 39,245  $ 13,184

1995                             $ 27,448  $ 29,892  $ 12,768

1994                             $ 20,038  $ 21,491  $ 12,461

1993                             $ 19,831  $ 20,603  $ 12,120

1992                             $ 18,012  $ 17,962  $ 11,804

1991                             $ 15,200  $ 15,275  $ 11,455

1990                             $ 12,629  $ 13,059  $ 11,122

1989                             $ 13,085  $ 13,282  $ 10,466


Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Equity Income on December 1, 1988, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares
was $   9,650    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   18,538    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   3,582     for
dividends and $   2,912     for capital gain distributions. Initial
offering of Class T of Advisor Equity Income took place on September 10, 1992. Class T returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class T's 12b-1 fee had been reflected, returns prior to September 10, 1992 would have been lower.

During the 10-year period ended November 30, 1998, a hypothetical
$10,000 investment in Class B of Advisor Equity Income would have
grown to $   39,937    .




ADVISOR EQUITY INCOME - CLASS B

Fiscal Year Ended
November 30              Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 25,405                  $ 8,880                       $ 5,652                      $ 39,937

1997                     $ 24,081                  $ 8,319                       $ 2,922                      $ 35,322

1996                     $ 20,477                  $ 6,887                       $ 1,702                      $ 29,066

1995                     $ 17,928                  $ 5,746                       $ 914                        $ 24,588

1994                     $ 14,360                  $ 4,318                       $ 390                        $ 19,068

1993                     $ 13,387                  $ 3,780                       $ 364                        $ 17,531

1992                     $ 11,586                  $ 2,953                       $ 315                        $ 14,854

1991                     $ 9,982                   $ 2,051                       $ 271                        $ 12,304

1990                     $ 8,577                   $ 1,196                       $ 233                        $ 10,006

1989                     $ 11,054                  $ 704                         $ 0                          $ 11,758





ADVISOR EQUITY INCOME - CLASS B  INDEXES
Fiscal Year Ended November 30    S&P 500   DJIA      Cost of Living


1998                             $ 55,774  $ 56,818  $ 13,633

1997                             $ 45,103  $ 47,940  $ 13,425

1996                             $ 35,095  $ 39,245  $ 13,184

1995                             $ 27,448  $ 29,892  $ 12,768

1994                             $ 20,038  $ 21,491  $ 12,461

1993                             $ 19,831  $ 20,603  $ 12,120

1992                             $ 18,012  $ 17,962  $ 11,804

1991                             $ 15,200  $ 15,275  $ 11,455

1990                             $ 12,629  $ 13,059  $ 11,122

1989                             $ 13,085  $ 13,282  $ 10,466


Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Equity Income on December 1, 1988, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   18,336    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   3,387     for
dividends and $   3,018     for capital gain distributions. Initial
offering of Class B of Advisor Equity Income took place on June 30, 1994. Class B returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.65%. Class B returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class B's 12b-1 fee had been reflected, returns prior to June 30, 1994 would have been lower.

During the 10-year period ended November 30, 1998, a hypothetical
$10,000 investment in Class C of Advisor Equity Income would have
grown to $   39,892    .




ADVISOR EQUITY INCOME - CLASS C

Fiscal Year Ended
November 30              Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 25,337                  $ 8,926                       $ 5,629                      $ 39,892

1997                     $ 24,089                  $ 8,322                       $ 2,923                      $ 35,334

1996                     $ 20,477                  $ 6,887                       $ 1,702                      $ 29,066

1995                     $ 17,928                  $ 5,746                       $ 914                        $ 24,588

1994                     $ 14,360                  $ 4,318                       $ 390                        $ 19,068

1993                     $ 13,387                  $ 3,780                       $ 364                        $ 17,531

1992                     $ 11,586                  $ 2,953                       $ 315                        $ 14,854

1991                     $ 9,982                   $ 2,051                       $ 271                        $ 12,304

1990                     $ 8,577                   $ 1,196                       $ 233                        $ 10,006

1989                     $ 11,054                  $ 704                         $ 0                          $ 11,758





ADVISOR EQUITY INCOME - CLASS C  INDEXES
Fiscal Year Ended November 30    S&P 500   DJIA      Cost of Living


1998                             $ 55,774  $ 56,818  $ 13,633

1997                             $ 45,103  $ 47,940  $ 13,425

1996                             $ 35,095  $ 39,245  $ 13,184

1995                             $ 27,448  $ 29,892  $ 12,768

1994                             $ 20,038  $ 21,491  $ 12,461

1993                             $ 19,831  $ 20,603  $ 12,120

1992                             $ 18,012  $ 17,962  $ 11,804

1991                             $ 15,200  $ 15,275  $ 11,455

1990                             $ 12,629  $ 13,059  $ 11,122

1989                             $ 13,085  $ 13,282  $ 10,466


Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Equity Income on December 1, 1988, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   18,395    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   3,432     for
dividends and $   3,012     for capital gain distributions. Initial
offering of Class C of Advisor Equity Income took place on November 3, 1997. Class C returns prior to November 3, 1997 through June 30, 1994 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.65%. Class C returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class C's 12b-1 fee had been reflected, returns prior to June 30, 1994 would have been lower.

During the 10-year period ended November 30, 1998, a hypothetical
$10,000 investment in Institutional Class of Advisor Equity Income
would have grown to $   42,510    .




ADVISOR EQUITY INCOME -
INSTITUTIONAL CLASS

Fiscal Year Ended
November 30              Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 25,757                  $ 10,914                      $ 5,839                      $ 42,510

1997                     $ 24,387                  $ 9,837                       $ 2,990                      $ 37,214

1996                     $ 20,721                  $ 7,833                       $ 1,733                      $ 30,287

1995                     $ 18,099                  $ 6,312                       $ 925                        $ 25,336

1994                     $ 14,477                  $ 4,554                       $ 394                        $ 19,425

1993                     $ 13,450                  $ 3,873                       $ 366                        $ 17,689

1992                     $ 11,604                  $ 2,958                       $ 315                        $ 14,877

1991                     $ 9,982                   $ 2,051                       $ 271                        $ 12,304

1990                     $ 8,577                   $ 1,196                       $ 233                        $ 10,006

1989                     $ 11,054                  $ 704                         $ 0                          $ 11,758





ADVISOR EQUITY INCOME -        INDEXES
INSTITUTIONAL CLASS
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living


1998                           $ 55,774  $ 56,818  $ 13,633

1997                           $ 45,103  $ 47,940  $ 13,425

1996                           $ 35,095  $ 39,245  $ 13,184

1995                           $ 27,448  $ 29,892  $ 12,768

1994                           $ 20,038  $ 21,491  $ 12,461

1993                           $ 19,831  $ 20,603  $ 12,120

1992                           $ 18,012  $ 17,962  $ 11,804

1991                           $ 15,200  $ 15,275  $ 11,455

1990                           $ 12,629  $ 13,059  $ 11,122

1989                           $ 13,085  $ 13,282  $ 10,466


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Equity Income on December 1, 1988, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   19,892    . If distributions had not been reinvested,
the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   4,342     for dividends and $   3,018     for capital gain
distributions.

During the 10-year period ended November 30, 1998, a hypothetical
$10,000 investment in Class A of Advisor Balanced would have grown to
$   32,478    , including the effect of Class A's maximum sales
charge.




ADVISOR BALANCED - CLASS A

Fiscal Year Ended
November 30              Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 17,189                  $ 9,489                       $ 5,867                      $ 32,478

1997                     $ 16,511                  $ 8,240                       $ 3,694                      $ 28,445

1996                     $ 14,533                  $ 6,570                       $ 3,088                      $ 24,191

1995                     $ 13,527                  $ 5,249                       $ 2,833                      $ 21,609

1994                     $ 12,443                  $ 4,173                       $ 2,606                      $ 19,222

1993                     $ 13,501                  $ 4,058                       $ 2,202                      $ 19,761

1992                     $ 12,469                  $ 3,075                       $ 1,296                      $ 16,840

1991                     $ 11,867                  $ 2,411                       $ 545                        $ 14,823

1990                     $ 9,356                   $ 1,407                       $ 429                        $ 11,192

1989                     $ 11,205                  $ 563                         $ 0                          $ 11,768





ADVISOR BALANCED - CLASS A     INDEXES
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living


1998                           $ 55,774  $ 56,818  $ 13,633

1997                           $ 45,103  $ 47,940  $ 13,425

1996                           $ 35,095  $ 39,245  $ 13,184

1995                           $ 27,448  $ 29,892  $ 12,768

1994                           $ 20,038  $ 21,491  $ 12,461

1993                           $ 19,831  $ 20,603  $ 12,120

1992                           $ 18,012  $ 17,962  $ 11,804

1991                           $ 15,200  $ 15,275  $ 11,455

1990                           $ 12,629  $ 13,059  $ 11,122

1989                           $ 13,085  $ 13,282  $ 10,466


Explanatory Notes: With an initial investment of $10,000 in Class A of
Advisor Balanced on November 1, 198   8    , assuming the maximum
sales charge had been in effect, the net amount invested in Class A
shares was $   9,425    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   21,335    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   4,910     for
dividends and $   3,104     for capital gain distributions. Initial
offering of Class A of Advisor Balanced took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 would have been higher.

During the 10-year period ended November 30, 1998, a hypothetical
$10,000 investment in Class T of Advisor Balanced would have grown to
$   33,330    , including the effect of Class T's maximum sales
charge.




ADVISOR BALANCED - CLASS T

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 17,574                  $ 9,735                       $ 6,021                      $ 33,330

1997                      $ 16,932                  $ 8,495                       $ 3,787                      $ 29,214

1996                      $ 14,906                  $ 6,707                       $ 3,167                      $ 24,780

1995                      $ 13,850                  $ 5,374                       $ 2,901                      $ 22,125

1994                      $ 12,740                  $ 4,273                       $ 2,668                      $ 19,681

1993                      $ 13,823                  $ 4,155                       $ 2,255                      $ 20,233

1992                      $ 12,767                  $ 3,148                       $ 1,327                      $ 17,242

1991                      $ 12,151                  $ 2,468                       $ 558                        $ 15,177

1990                      $ 9,580                   $ 1,439                       $ 440                        $ 11,459

1989                      $ 11,473                  $ 576                         $ 0                          $ 12,049





ADVISOR BALANCED - CLASS T     INDEXES
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living


1998                           $ 55,774  $ 56,818  $ 13,633

1997                           $ 45,103  $ 47,940  $ 13,425

1996                           $ 35,095  $ 39,245  $ 13,184

1995                           $ 27,448  $ 29,892  $ 12,768

1994                           $ 20,038  $ 21,491  $ 12,461

1993                           $ 19,831  $ 20,603  $ 12,120

1992                           $ 18,012  $ 17,962  $ 11,804

1991                           $ 15,200  $ 15,275  $ 11,455

1990                           $ 12,629  $ 13,059  $ 11,122

1989                           $ 13,085  $ 13,282  $ 10,466


Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Balanced on November 1, 1988, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares
was $   9,650    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   21,605    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   5,028     for
dividends and $   3,179     for capital gain distributions.

During the 10-year period ended November 30, 1998, a hypothetical
$10,000 investment in Class B of Advisor Balanced would have grown to
$   34,094    .




ADVISOR BALANCED - CLASS B

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 18,143                  $ 9,737                       $ 6,214                      $ 34,094

1997                      $ 17,485                  $ 8,659                       $ 3,911                      $ 30,055

1996                      $ 15,447                  $ 6,950                       $ 3,282                      $ 25,679

1995                      $ 14,352                  $ 5,569                       $ 3,006                      $ 22,927

1994                      $ 13,203                  $ 4,427                       $ 2,765                      $ 20,395

1993                      $ 14,325                  $ 4,305                       $ 2,337                      $ 20,967

1992                      $ 13,230                  $ 3,262                       $ 1,375                      $ 17,867

1991                      $ 12,591                  $ 2,558                       $ 578                        $ 15,727

1990                      $ 9,927                   $ 1,492                       $ 456                        $ 11,875

1989                      $ 11,889                  $ 597                         $ 0                          $ 12,486





ADVISOR BALANCED - CLASS B     INDEXES
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living


1998                           $ 55,774  $ 56,818  $ 13,633

1997                           $ 45,103  $ 47,940  $ 13,425

1996                           $ 35,095  $ 39,245  $ 13,184

1995                           $ 27,448  $ 29,892  $ 12,768

1994                           $ 20,038  $ 21,491  $ 12,461

1993                           $ 19,831  $ 20,603  $ 12,120

1992                           $ 18,012  $ 17,962  $ 11,804

1991                           $ 15,200  $ 15,275  $ 11,455

1990                           $ 12,629  $ 13,059  $ 11,122

1989                           $ 13,085  $ 13,282  $ 10,466


Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Balanced on November 1, 1988, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   21,726    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   5,046     for
dividends and $   3,295     for capital gain distributions. Initial
offering of Class B of Advisor Balanced took place on December 31, 1996. Class B returns prior to December 31, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class B's 12b-1 fee had been reflected, returns prior to December 31, 1996 would have been lower.

During the 10-year period ended November 30, 1998, a hypothetical
$10,000 investment in Class C of Advisor Balanced would have grown to
$   34,101    .




ADVISOR BALANCED - CLASS C

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 18,094                  $ 9,815                       $ 6,192                      $ 34,101

1997                      $ 17,493                  $ 8,663                       $ 3,913                      $ 30,070

1996                      $ 15,447                  $ 6,950                       $ 3,282                      $ 25,679

1995                      $ 14,352                  $ 5,569                       $ 3,006                      $ 22,927

1994                      $ 13,203                  $ 4,427                       $ 2,765                      $ 20,395

1993                      $ 14,325                  $ 4,305                       $ 2,337                      $ 20,967

1992                      $ 13,230                  $ 3,262                       $ 1,375                      $ 17,867

1991                      $ 12,591                  $ 2,558                       $ 578                        $ 15,727

1990                      $ 9,927                   $ 1,492                       $ 456                        $ 11,875

1989                      $ 11,889                  $ 597                         $ 0                          $ 12,486





ADVISOR BALANCED - CLASS C     INDEXES
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living


1998                           $ 55,774  $ 56,818  $ 13,633

1997                           $ 45,103  $ 47,940  $ 13,425

1996                           $ 35,095  $ 39,245  $ 13,184

1995                           $ 27,448  $ 29,892  $ 12,768

1994                           $ 20,038  $ 21,491  $ 12,461

1993                           $ 19,831  $ 20,603  $ 12,120

1992                           $ 18,012  $ 17,962  $ 11,804

1991                           $ 15,200  $ 15,275  $ 11,455

1990                           $ 12,629  $ 13,059  $ 11,122

1989                           $ 13,085  $ 13,282  $ 10,466


Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Balanced on November 1, 1988, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   21,814    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   5,100     for
dividends and $   3,291     for capital gain distributions. Initial
offering of Class C of Advisor Balanced took place on November 3, 1997. Class C returns prior to November 3, 1997 through December 31, 1996 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to December 31, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class C's 12b-1 fee had been reflected, returns prior to December 31, 1996 would have been lower.

During the 10-year period ended November 30, 1998, a hypothetical
$10,000 investment in Institutional Class of Advisor Balanced would
have grown to $   35,241    .




ADVISOR BALANCED -
INSTITUTIONAL CLASS

Fiscal Year Ended
November 30               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 18,276                  $ 10,684                      $ 6,281                      $ 35,241

1997                      $ 17,609                  $ 9,177                       $ 3,940                      $ 30,726

1996                      $ 15,493                  $ 7,149                       $ 3,292                      $ 25,934

1995                      $ 14,434                  $ 5,646                       $ 3,023                      $ 23,103

1994                      $ 13,203                  $ 4,427                       $ 2,765                      $ 20,395

1993                      $ 14,325                  $ 4,305                       $ 2,337                      $ 20,967

1992                      $ 13,230                  $ 3,262                       $ 1,375                      $ 17,867

1991                      $ 12,591                  $ 2,558                       $ 578                        $ 15,727

1990                      $ 9,927                   $ 1,492                       $ 456                        $ 11,875

1989                      $ 11,889                  $ 597                         $ 0                          $ 12,486





ADVISOR BALANCED -             INDEXES
INSTITUTIONAL CLASS
Fiscal Year Ended November 30  S&P 500   DJIA      Cost of Living


1998                           $ 55,774  $ 56,818  $ 13,633

1997                           $ 45,103  $ 47,940  $ 13,425

1996                           $ 35,095  $ 39,245  $ 13,184

1995                           $ 27,448  $ 29,892  $ 12,768

1994                           $ 20,038  $ 21,491  $ 12,461

1993                           $ 19,831  $ 20,603  $ 12,120

1992                           $ 18,012  $ 17,962  $ 11,804

1991                           $ 15,200  $ 15,275  $ 11,455

1990                           $ 12,629  $ 13,059  $ 11,122

1989                           $ 13,085  $ 13,282  $ 10,466


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Balanced on November 1, 1988, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   22,546    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   5,484     for dividends and $   3,294     for capital gain
distributions. Initial offering of Institutional Class of Advisor Balanced took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. Returns for Institutional Class prior to July 3, 1995 would have been higher if Class T's 12b-1 fee had not been reflected.

During the period from March 10, 1994 (commencement of operations of the fund) to December 31, 1998, a hypothetical $10,000 investment in Class A of Advisor Emerging Markets Income would have grown to
$   13,345    , including the effect of Class A's maximum sales
charge.




ADVISOR EMERGING MARKETS
INCOME - CLASS A

Fiscal Year Ended
December 31              Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 7,410                   $ 4,051                       $ 1,884                      $ 13,345

1997                     $ 10,592                  $ 3,810                       $ 2,693                      $ 17,095

1996                     $ 11,163                  $ 2,722                       $ 787                        $ 14,672

1995                     $ 8,839                   $ 1,374                       $ 229                        $ 10,442

1994*                    $ 9,068                   $ 457                         $ 235                        $ 9,760





ADVISOR EMERGING MARKETS       INDEXES
INCOME - CLASS A
Fiscal Year Ended December 31  S&P 500   DJIA      Cost of Living**


1998                           $ 29,398  $ 26,546  $ 11,172

1997                           $ 22,864  $ 22,483  $ 10,995

1996                           $ 17,144  $ 18,007  $ 10,811

1995                           $ 13,943  $ 13,991  $ 10,464

1994*                          $ 10,134  $ 10,233  $ 10,204


* From March 10, 1994 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Emerging Markets Income on March 10, 1994, assuming the maximum sales charge had been in effect, the net amount invested in
Class A shares was $   9,425    . The cost of the initial investment
($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   17,858    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   3,829     for
dividends and $   2,029     for capital gain distributions. Initial
offering of Class A for Advisor Emerging Markets Income took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 would have been higher.

During the period from March 10, 1994 (commencement of operations of the fund) to December 31, 1998, a hypothetical $10,000 investment in Class T of Advisor Emerging Markets Income would have grown to
$   13,484    , including the effect of Class T's maximum sales
charge.




ADVISOR EMERGING MARKETS
INCOME - CLASS T

Fiscal Year Ended
December 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 7,491                   $ 4,083                       $ 1,910                      $ 13,484

1997                      $ 10,721                  $ 3,853                       $ 2,728                      $ 17,302

1996                      $ 11,300                  $ 2,757                       $ 797                        $ 14,854

1995                      $ 8,955                   $ 1,392                       $ 232                        $ 10,579

1994*                     $ 9,187                   $ 463                         $ 238                        $ 9,888





ADVISOR EMERGING MARKETS       INDEXES
INCOME - CLASS T
Fiscal Year Ended December 31  S&P 500   DJIA      Cost of Living**


1998                           $ 29,398  $ 26,546  $ 11,172

1997                           $ 22,864  $ 22,483  $ 10,995

1996                           $ 17,144  $ 18,007  $ 10,811

1995                           $ 13,943  $ 13,991  $ 10,464

1994*                          $ 10,134  $ 10,233  $ 10,204


* From March 10, 1994 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Emerging Markets Income on March 10, 1994, assuming the maximum sales charge had been in effect, the net amount invested in
Class T shares was $   9,650    . The cost of the initial investment
($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   17,935    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   3,865     for
dividends and $   2,055     for capital gain distributions.

During the period from March 10, 1994 (commencement of operations of the fund) to December 31, 1998, a hypothetical $10,000 investment in Class B of Advisor Emerging Markets Income would have grown to
   $13,395,     including the effect of Class B's maximum CDSC.




ADVISOR EMERGING MARKETS
INCOME - CLASS B

Fiscal Year Ended
December 31              Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 7,637                   $ 3,822                       $ 1,936                      $ 13,395

1997                     $ 11,160                  $ 3,594                       $ 2,767                      $ 17,521

1996                     $ 11,750                  $ 2,577                       $ 816                        $ 15,143

1995                     $ 9,300                   $ 1,306                       $ 240                        $ 10,846

1994*                    $ 9,520                   $ 430                         $ 246                        $ 10,196





ADVISOR EMERGING MARKETS       INDEXES
INCOME - CLASS B
Fiscal Year Ended December 31  S&P 500   DJIA      Cost of Living**


1998                           $ 29,398  $ 26,546  $ 11,172

1997                           $ 22,864  $ 22,483  $ 10,995

1996                           $ 17,144  $ 18,007  $ 10,811

1995                           $ 13,943  $ 13,991  $ 10,464

1994*                          $ 10,134  $ 10,233  $ 10,204


* From March 10, 1994 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Emerging Markets Income on March 10, 1994, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   17,622    . If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   3,668     for dividends and $   2,130     for capital gain
distributions. Initial offering of Class B of Advisor Emerging Markets Income took place on June 30, 1994. Class B returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class B's 12b-1 fee had been reflected, returns prior to June 30, 1994 would have been lower.

During the period from March 10, 1994 (commencement of operations of the fund) to December 31, 1998, a hypothetical $10,000 investment in Class C of Advisor Advisor Emerging Markets Income would have grown to
$   13,574.




ADVISOR EMERGING MARKETS
INCOME - CLASS C

Fiscal Year Ended
December 31              Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 7,816                   $ 3,815                       $ 1,943                      $ 13,574

1997                     $ 11,146                  $ 3,590                       $ 2,771                      $ 17,507

1996                     $ 11,750                  $ 2,577                       $ 816                        $ 15,143

1995                     $ 9,300                   $ 1,306                       $ 240                        $ 10,846

1994*                    $ 9,520                   $ 430                         $ 246                        $ 10,196





ADVISOR EMERGING MARKETS       INDEXES
INCOME - CLASS C
Fiscal Year Ended December 31  S&P 500   DJIA      Cost of Living**


1998                           $ 29,398  $ 26,546  $ 11,172

1997                           $ 22,864  $ 22,483  $ 10,995

1996                           $ 17,144  $ 18,007  $ 10,811

1995                           $ 13,943  $ 13,991  $ 10,464

1994*                          $ 10,134  $ 10,233  $ 10,204


* From March 10, 1994 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Emerging Markets Income on March 10, 1994, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   17,613    . If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   3,658     for dividends and $   2,134     for capital gain
distributions. Initial offering of Class C of Advisor Emerging Markets Income took place on November 3, 1997. Class C returns prior to November 3, 1997 through June 30, 1994 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996). Class C returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class C's 12b-1 fee had been reflected, returns prior to November 3, 1997 through December 31, 1995 and prior to June 30, 1994 would have been lower.

During the period from March 10, 1994 (commencement of operations of the fund) to December 31, 1998, a hypothetical $10,000 investment in Institutional Class of Advisor Emerging Markets Income would have
grown to $   14,070    .




ADVISOR EMERGING MARKETS
INCOME - INSTITUTIONAL CLASS

Fiscal Year Ended
December 31              Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 7,740                   $ 4,341                       $ 1,989                      $ 14,070

1997                     $ 11,060                  $ 4,079                       $ 2,842                      $ 17,981

1996                     $ 11,650                  $ 2,912                       $ 827                        $ 15,389

1995                     $ 9,280                   $ 1,455                       $ 241                        $ 10,976

1994*                    $ 9,520                   $ 480                         $ 247                        $ 10,247





ADVISOR EMERGING MARKETS       INDEXES
INCOME - INSTITUTIONAL CLASS
Fiscal Year Ended December 31  S&P 500   DJIA      Cost of Living**


1998                           $ 29,398  $ 26,546  $ 11,172

1997                           $ 22,864  $ 22,483  $ 10,995

1996                           $ 17,144  $ 18,007  $ 10,811

1995                           $ 13,943  $ 13,991  $ 10,464

1994*                          $ 10,134  $ 10,233  $ 10,204


* From March 10, 1994 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Emerging Markets Income on March 10, 1994, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   18,393    . If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $   4,096     for dividends and $   2,130
for capital gain distributions. Initial offering of Institutional Class of Advisor Emerging Markets Income took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class T's 12b-1 fee had not been reflected, returns prior to July 3, 1995 for Institutional Class would have been higher.

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Class A of Advisor High Yield would have grown
to $   30,630    , including the effect of Class A's maximum sales
charge.




ADVISOR HIGH YIELD - CLASS A

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 10,713                  $ 18,343                      $ 1,574                      $ 30,630

1997                      $ 12,491                  $ 18,523                      $ 1,076                      $ 32,090

1996                      $ 11,882                  $ 15,091                      $ 887                        $ 27,860

1995                      $ 11,505                  $ 12,343                      $ 859                        $ 24,707

1994                      $ 10,839                  $ 9,826                       $ 809                        $ 21,474

1993                      $ 11,602                  $ 8,916                       $ 403                        $ 20,921

1992                      $ 10,694                  $ 6,673                       $ 0                          $ 17,367

1991                      $ 9,776                   $ 4,463                       $ 0                          $ 14,239

1990                      $ 7,873                   $ 2,322                       $ 0                          $ 10,195

1989                      $ 8,665                   $ 1,178                       $ 0                          $ 9,843





ADVISOR HIGH YIELD - CLASS A  INDEXES
Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1998                          $ 51,835  $ 52,786  $ 13,644

1997                          $ 42,491  $ 44,953  $ 13,444

1996                          $ 32,162  $ 35,753  $ 13,170

1995                          $ 25,918  $ 27,599  $ 12,787

1994                          $ 20,498  $ 22,121  $ 12,438

1993                          $ 19,735  $ 20,275  $ 12,121

1992                          $ 17,169  $ 17,263  $ 11,797

1991                          $ 15,611  $ 15,947  $ 11,431

1990                          $ 11,693  $ 12,260  $ 11,106

1989                          $ 12,640  $ 12,774  $ 10,449


Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor High Yield on November 1, 1988, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares
was $   9,525    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   30,060    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   10,199     for
dividends and $   821     for capital gain distributions. Initial
offering of Class A of Advisor High Yield took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 would have been higher.

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Class T of Advisor High Yield would have grown
to $   31,084    , including the effect of Class T's maximum sales
charge.




ADVISOR HIGH YIELD - CLASS T

Fiscal Year Ended
October 31              Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                        Investment                Distributions                 Gain Distributions

1998                    $ 10,873                  $ 18,613                      $ 1,598                      $ 31,084

1997                    $ 12,664                  $ 18,808                      $ 1,091                      $ 32,564

1996                    $ 12,048                  $ 15,318                      $ 899                        $ 28,265

1995                    $ 11,656                  $ 12,505                      $ 870                        $ 25,031

1994                    $ 10,981                  $ 9,955                       $ 819                        $ 21,756

1993                    $ 11,754                  $ 9,033                       $ 408                        $ 21,196

1992                    $ 10,834                  $ 6,760                       $ 0                          $ 17,594

1991                    $ 9,904                   $ 4,522                       $ 0                          $ 14,426

1990                    $ 7,976                   $ 2,352                       $ 0                          $ 10,329

1989                    $ 8,779                   $ 1,193                       $ 0                          $ 9,972





ADVISOR HIGH YIELD - CLASS T  INDEXES
Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1998                          $ 51,835  $ 52,786  $ 13,644

1997                          $ 42,491  $ 44,953  $ 13,444

1996                          $ 32,162  $ 35,753  $ 13,170

1995                          $ 25,918  $ 27,599  $ 12,787

1994                          $ 20,498  $ 22,121  $ 12,438

1993                          $ 19,735  $ 20,275  $ 12,121

1992                          $ 17,169  $ 17,263  $ 11,797

1991                          $ 15,611  $ 15,947  $ 11,431

1990                          $ 11,693  $ 12,260  $ 11,106

1989                          $ 12,640  $ 12,774  $ 10,449


Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor High Yield on November 1, 1988, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares
was $   9,650    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   30,323    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   10,333     for
dividends and $   832     for capital gain distributions.

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Class B of Advisor High Yield would have grown
to $   31,142.




ADVISOR HIGH YIELD - CLASS B

Fiscal Year Ended
October 31                Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 11,227                  $ 18,282                      $ 1,633                      $ 31,142

1997                      $ 13,073                  $ 18,620                      $ 1,124                      $ 32,817

1996                      $ 12,454                  $ 15,317                      $ 929                        $ 28,700

1995                      $ 12,059                  $ 12,643                      $ 900                        $ 25,602

1994                      $ 11,369                  $ 10,217                      $ 848                        $ 22,434

1993                      $ 12,181                  $ 9,360                       $ 423                        $ 21,964

1992                      $ 11,227                  $ 7,006                       $ 0                          $ 18,233

1991                      $ 10,264                  $ 4,686                       $ 0                          $ 14,950

1990                      $ 8,266                   $ 2,437                       $ 0                          $ 10,703

1989                      $ 9,097                   $ 1,237                       $ 0                          $ 10,334





ADVISOR HIGH YIELD - CLASS B  INDEXES
Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1998                          $ 51,835  $ 52,786  $ 13,644

1997                          $ 42,491  $ 44,953  $ 13,444

1996                          $ 32,162  $ 35,753  $ 13,170

1995                          $ 25,918  $ 27,599  $ 12,787

1994                          $ 20,498  $ 22,121  $ 12,438

1993                          $ 19,735  $ 20,275  $ 12,121

1992                          $ 17,169  $ 17,263  $ 11,797

1991                          $ 15,611  $ 15,947  $ 11,431

1990                          $ 11,693  $ 12,260  $ 11,106

1989                          $ 12,640  $ 12,774  $ 10,449


Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor High Yield on November 1, 1988, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   29,995    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   10,329     for
dividends and $   862     for capital gain distributions. Initial
offering of Class B of Advisor High Yield took place on June 30, 1994. Class B returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class B's 12b-1 fee had been reflected, returns prior to June 30, 1994 would have been lower.

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Class C of Advisor High Yield would have grown
to $   31,072.




ADVISOR HIGH YIELD - CLASS C

Fiscal Year Ended
October 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 11,221                  $ 18,220                      $ 1,631                      $ 31,072

1997                     $ 13,073                  $ 18,620                      $ 1,124                      $ 32,817

1996                     $ 12,454                  $ 15,317                      $ 929                        $ 28,700

1995                     $ 12,059                  $ 12,643                      $ 900                        $ 25,602

1994                     $ 11,369                  $ 10,217                      $ 848                        $ 22,434

1993                     $ 12,181                  $ 9,360                       $ 423                        $ 21,964

1992                     $ 11,227                  $ 7,006                       $ 0                          $ 18,233

1991                     $ 10,264                  $ 4,686                       $ 0                          $ 14,950

1990                     $ 8,266                   $ 2,437                       $ 0                          $ 10,703

1989                     $ 9,097                   $ 1,237                       $ 0                          $ 10,334





ADVISOR HIGH YIELD - CLASS C  INDEXES
Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1998                          $ 51,835  $ 52,786  $ 13,644

1997                          $ 42,491  $ 44,953  $ 13,444

1996                          $ 32,162  $ 35,753  $ 13,170

1995                          $ 25,918  $ 27,599  $ 12,787

1994                          $ 20,498  $ 22,121  $ 12,438

1993                          $ 19,735  $ 20,275  $ 12,121

1992                          $ 17,169  $ 17,263  $ 11,797

1991                          $ 15,611  $ 15,947  $ 11,431

1990                          $ 11,693  $ 12,260  $ 11,106

1989                          $ 12,640  $ 12,774  $ 10,449


Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor High Yield on November 1, 1988, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   29,932.     If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $10,307 for dividends and $861 for capital gain distributions. Initial offering of
Cla    ss C of Advisor High Yield took place on November 3, 1997.
Class C returns prior to November 3, 1997 through June 30, 1994 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996). Class C returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class C's 12b-1 fee had been reflected, returns prior to November 3, 1997 through January 1, 1996 and prior to June 30, 1994 would have been lower.

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Institutional Class of Advisor High Yield would
have grown to $   32,196    .




ADVISOR HIGH YIELD -
INSTITUTIONAL CLASS

Fiscal Year Ended
October 31              Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                        Investment                Distributions                 Gain Distributions

1998                    $ 11,055                  $ 19,492                      $ 1,649                      $ 32,196

1997                    $ 12,890                  $ 19,606                      $ 1,115                      $ 33,611

1996                    $ 12,292                  $ 15,913                      $ 917                        $ 29,122

1995                    $ 11,927                  $ 12,997                      $ 890                        $ 25,814

1994                    $ 11,379                  $ 10,317                      $ 849                        $ 22,545

1993                    $ 12,181                  $ 9,360                       $ 423                        $ 21,964

1992                    $ 11,227                  $ 7,006                       $ 0                          $ 18,233

1991                    $ 10,264                  $ 4,686                       $ 0                          $ 14,950

1990                    $ 8,266                   $ 2,437                       $ 0                          $ 10,703

1989                    $ 9,097                   $ 1,237                       $ 0                          $ 10,334





ADVISOR HIGH YIELD -          INDEXES
INSTITUTIONAL CLASS
Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1998                          $ 51,835  $ 52,786  $ 13,644

1997                          $ 42,491  $ 44,953  $ 13,444

1996                          $ 32,162  $ 35,753  $ 13,170

1995                          $ 25,918  $ 27,599  $ 12,787

1994                          $ 20,498  $ 22,121  $ 12,438

1993                          $ 19,735  $ 20,275  $ 12,121

1992                          $ 17,169  $ 17,263  $ 11,797

1991                          $ 15,611  $ 15,947  $ 11,431

1990                          $ 11,693  $ 12,260  $ 11,106

1989                          $ 12,640  $ 12,774  $ 10,449


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor High Yield on November 1, 1988, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   31,571    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   10,878     for dividends and $   862     for capital gain
distributions. Initial offering of Institutional Class of Advisor High Yield took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class T's 12b-1 fee had not been reflected, returns prior to July 3, 1995 for Institutional Class would have been higher.

During the period from October 31, 1994 (commencement of operations of the fund) to December 31, 1998, a hypothetical $10,000 investment in Class A of Advisor Strategic Income would have grown to
$   14,698    , including the effect of Class A's maximum sales
charge.




ADVISOR STRATEGIC INCOME -
CLASS A

Fiscal Year Ended
December 31              Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 10,058                  $ 3,582                       $ 1,058                      $ 14,698

1997                     $ 10,563                  $ 2,768                       $ 1,025                      $ 14,356

1996                     $ 10,716                  $ 1,846                       $ 579                        $ 13,141

1995                     $ 10,478                  $ 928                         $ 237                        $ 11,643

1994*                    $ 9,449                   $ 93                          $ 0                          $ 9,542





ADVISOR STRATEGIC INCOME -     INDEXES
CLASS A
Fiscal Year Ended December 31  S&P 500   DJIA      Cost of Living**


1998                           $ 28,366  $ 25,570  $ 10,963

1997                           $ 22,061  $ 21,656  $ 10,789

1996                           $ 16,542  $ 17,344  $ 10,609

1995                           $ 13,453  $ 13,476  $ 10,268

1994*                          $ 9,779   $ 9,857   $ 10,013


* From October 31, 1994 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Strategic Income on October 31, 1994, assuming the maximum sales charge had been in effect, the net amount invested in Class A
shares was $   9,525    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   14,830    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   3,072     for
dividends and $   914     for capital gain distributions. Initial
offering of Class A of Advisor Strategic Income took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 would have been higher.

During the period from October 31, 1994 (commencement of operations of the fund) to December 31, 1998, a hypothetical $10,000 investment in Class T of Advisor Strategic Income would have grown to
$   14,888    , including the effect of Class T's maximum sales
charge.




ADVISOR STRATEGIC INCOME -
CLASS T

Fiscal Year Ended
December 31              Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 10,181                  $ 3,636                       $ 1,071                      $ 14,888

1997                     $ 10,702                  $ 2,817                       $ 1,039                      $ 14,558

1996                     $ 10,856                  $ 1,874                       $ 586                        $ 13,316

1995                     $ 10,615                  $ 941                         $ 240                        $ 11,796

1994*                    $ 9,573                   $ 94                          $ 0                          $ 9,667





ADVISOR STRATEGIC INCOME -     INDEXES
CLASS T
Fiscal Year Ended December 31  S&P 500   DJIA      Cost of Living**


1998                           $ 28,366  $ 25,570  $ 10,963

1997                           $ 22,061  $ 21,656  $ 10,789

1996                           $ 16,542  $ 17,344  $ 10,609

1995                           $ 13,453  $ 13,476  $ 10,268

1994*                          $ 9,779   $ 9,857   $ 10,013


* From October 31, 1994 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Strategic Income on October 31, 1994, assuming the maximum sales charge had been in effect, the net amount invested in Class T
shares was $   9,650    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   14,903    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   3,120     for
dividends and $   926     for capital gain distributions.

During the period from October 31, 1994 (commencement of operations of the fund) to December 31, 1998, a hypothetical $10,000 investment in Class B of Advisor Strategic Income would have grown to
$   14,819    , including the effect of Class B's maximum CDSC.




ADVISOR STRATEGIC INCOME -
CLASS B

Fiscal Year Ended
December 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 10,370                  $ 3,356                       $ 1,093                      $ 14,819

1997                      $ 11,100                  $ 2,610                       $ 1,060                      $ 14,770

1996                      $ 11,260                  $ 1,739                       $ 601                        $ 13,600

1995                      $ 11,010                  $ 871                         $ 247                        $ 12,128

1994*                     $ 9,910                   $ 84                          $ 0                          $ 9,994





ADVISOR STRATEGIC INCOME -     INDEXES
CLASS B
Fiscal Year Ended December 31  S&P 500   DJIA      Cost of Living**


1998                           $ 28,366  $ 25,570  $ 10,963

1997                           $ 22,061  $ 21,656  $ 10,789

1996                           $ 16,542  $ 17,344  $ 10,609

1995                           $ 13,453  $ 13,476  $ 10,268

1994*                          $ 9,779   $ 9,857   $ 10,013


* From October 31, 1994 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Strategic Income on October 31, 1994, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   14,632    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   2,921     for
dividends and $   960     for capital gain distributions.

During the period from October 31, 1994 (commencement of operations of the fund) to December 31, 1998, a hypothetical $10,000 investment in Class C of Advisor Strategic Income would have grown to
$   14,970.




ADVISOR STRATEGIC INCOME -
CLASS C

Fiscal Year Ended
December 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 10,569                  $ 3,307                       $ 1,094                      $ 14,970

1997                      $ 11,099                  $ 2,603                       $ 1,060                      $ 14,762

1996                      $ 11,260                  $ 1,739                       $ 601                        $ 13,600

1995                      $ 11,010                  $ 871                         $ 247                        $ 12,128

1994*                     $ 9,910                   $ 84                          $ 0                          $ 9,994





ADVISOR STRATEGIC INCOME -     INDEXES
CLASS C
Fiscal Year Ended December 31  S&P 500   DJIA      Cost of Living**


1998                           $ 28,366  $ 25,570  $ 10,963

1997                           $ 22,061  $ 21,656  $ 10,789

1996                           $ 16,542  $ 17,344  $ 10,609

1995                           $ 13,453  $ 13,476  $ 10,268

1994*                          $ 9,779   $ 9,857   $ 10,013


* From October 31, 1994 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Strategic Income on October 31, 1994, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   14,583    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   2,886     for
dividends and $   961     for capital gain distributions. Initial
offering of Class C of Advisor Strategic Income took place on November 3, 1997. Class C returns prior to November 3, 1997 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996). If Class C's 12b-1 fees had been reflected, returns prior to November 3, 1997 through January 1, 1996 would have been lower.

During the period from October 31, 1994 (commencement of operations of the fund) to December 31, 1998, a hypothetical $10,000 investment in Institutional Class of Advisor Strategic Income would have grown to
$   15,535    .




ADVISOR STRATEGIC INCOME -
INSTITUTIONAL CLASS

Fiscal Year Ended
December 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 10,610                  $ 3,812                       $ 1,113                      $ 15,535

1997                      $ 11,140                  $ 2,941                       $ 1,077                      $ 15,158

1996                      $ 11,300                  $ 1,952                       $ 609                        $ 13,861

1995                      $ 11,030                  $ 983                         $ 249                        $ 12,262

1994*                     $ 9,920                   $ 97                          $ 0                          $ 10,017





ADVISOR STRATEGIC INCOME -     INDEXES
INSTITUTIONAL CLASS
Fiscal Year Ended December 31  S&P 500   DJIA      Cost of Living**


1998                           $ 28,366  $ 25,570  $ 10,963

1997                           $ 22,061  $ 21,656  $ 10,789

1996                           $ 16,542  $ 17,344  $ 10,609

1995                           $ 13,453  $ 13,476  $ 10,268

1994*                          $ 9,779   $ 9,857   $ 10,013


* From October 31, 1994 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Strategic Income on October 31, 1994, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   15,121    . If distributions had not been reinvested,
the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   3,262     for dividends and $   960     for capital gain
distributions. Initial offering of Institutional Class of Advisor Strategic Income took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class T's 12b-1 fee had not been reflected, returns prior to July 3, 1995 for Institutional Class would have been higher.

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Class A of Advisor Mortgage Securities would
have grown to $   21,428    , including the effect of Class A's
maximum sales charge.




ADVISOR MORTGAGE SECURITIES -
CLASS A

Fiscal Year Ended
October 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 10,336                  $ 10,370                      $ 722                        $ 21,428

1997                     $ 10,393                  $ 9,218                       $ 671                        $ 20,282

1996                     $ 10,242                  $ 7,894                       $ 517                        $ 18,653

1995                     $ 10,374                  $ 6,817                       $ 284                        $ 17,475

1994                     $ 9,732                   $ 5,278                       $ 163                        $ 15,173

1993                     $ 10,157                  $ 4,638                       $ 68                         $ 14,863

1992                     $ 10,072                  $ 3,714                       $ 0                          $ 13,786

1991                     $ 10,157                  $ 2,817                       $ 0                          $ 12,974

1990                     $ 9,553                   $ 1,714                       $ 0                          $ 11,267

1989                     $ 9,600                   $ 840                         $ 0                          $ 10,440





ADVISOR MORTGAGE SECURITIES -  INDEXES
CLASS A
Fiscal Year Ended October 31   S&P 500   DJIA      Cost of Living


1998                           $ 51,835  $ 52,786  $ 13,644

1997                           $ 42,491  $ 44,953  $ 13,444

1996                           $ 32,162  $ 35,753  $ 13,170

1995                           $ 25,918  $ 27,599  $ 12,787

1994                           $ 20,498  $ 22,121  $ 12,438

1993                           $ 19,735  $ 20,275  $ 12,121

1992                           $ 17,169  $ 17,263  $ 11,797

1991                           $ 15,611  $ 15,947  $ 11,431

1990                           $ 11,693  $ 12,260  $ 11,106

1989                           $ 12,640  $ 12,774  $ 10,449


Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Mortgage Securities on November 1, 1988, assuming the maximum sales charge had been in effect, the net amount invested in Class A
shares was $   9,525    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   20,780    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   6,888     for
dividends and $   415     for capital gain distributions. Initial
offering of Class A of Advisor Mortgage Securities took place on March 3, 1997. Class A returns prior to March 3, 1997 are those of Initial Class which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, returns prior to March 3, 1997 would have been lower.

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Class T of Advisor Mortgage Securities would
have grown to $   21,686    , including the effect of Class T's
maximum sales charge.




ADVISOR MORTGAGE SECURITIES -
CLASS T

Fiscal Year Ended
October 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 10,472                  $ 10,482                      $ 732                        $ 21,686

1997                     $ 10,529                  $ 9,328                       $ 680                        $ 20,537

1996                     $ 10,376                  $ 7,999                       $ 523                        $ 18,898

1995                     $ 10,510                  $ 6,908                       $ 287                        $ 17,705

1994                     $ 9,860                   $ 5,347                       $ 165                        $ 15,372

1993                     $ 10,290                  $ 4,699                       $ 69                         $ 15,058

1992                     $ 10,204                  $ 3,763                       $ 0                          $ 13,967

1991                     $ 10,290                  $ 2,854                       $ 0                          $ 13,144

1990                     $ 9,679                   $ 1,736                       $ 0                          $ 11,415

1989                     $ 9,726                   $ 851                         $ 0                          $ 10,577





ADVISOR MORTGAGE SECURITIES -  INDEXES
CLASS T
Fiscal Year Ended October 31   S&P 500   DJIA      Cost of Living


1998                           $ 51,835  $ 52,786  $ 13,644

1997                           $ 42,491  $ 44,953  $ 13,444

1996                           $ 32,162  $ 35,753  $ 13,170

1995                           $ 25,918  $ 27,599  $ 12,787

1994                           $ 20,498  $ 22,121  $ 12,438

1993                           $ 19,735  $ 20,275  $ 12,121

1992                           $ 17,169  $ 17,263  $ 11,797

1991                           $ 15,611  $ 15,947  $ 11,431

1990                           $ 11,693  $ 12,260  $ 11,106

1989                           $ 12,640  $ 12,774  $ 10,449


Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Mortgage Securities on November 1, 1988, assuming the maximum sales charge had been in effect, the net amount invested in Class T
shares was $   9,650    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   20,898    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   6,967     for
dividends and $   420     for capital gain distributions. Initial
offering of Class T of Advisor Mortgage Securities took place on March 3, 1997. Class T returns prior to March 3, 1997 are those of Initial Class which has no 12b-1 fee. If Class T's 12b-1 fee had been reflected, returns prior to March 3, 1997 would have been lower.

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Class B of Advisor Mortgage Securities would
have grown to $   22,209.




ADVISOR MORTGAGE SECURITIES -
CLASS B

Fiscal Year Ended
October 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 10,842                  $ 10,610                      $ 757                        $ 22,209

1997                     $ 10,911                  $ 9,573                       $ 704                        $ 21,188

1996                     $ 10,752                  $ 8,289                       $ 542                        $ 19,583

1995                     $ 10,891                  $ 7,158                       $ 298                        $ 18,347

1994                     $ 10,218                  $ 5,540                       $ 171                        $ 15,929

1993                     $ 10,663                  $ 4,870                       $ 71                         $ 15,604

1992                     $ 10,574                  $ 3,900                       $ 0                          $ 14,474

1991                     $ 10,663                  $ 2,958                       $ 0                          $ 13,621

1990                     $ 10,030                  $ 1,799                       $ 0                          $ 11,829

1989                     $ 10,079                  $ 881                         $ 0                          $ 10,960





ADVISOR MORTGAGE SECURITIES -  INDEXES
CLASS B
Fiscal Year Ended October 31   S&P 500   DJIA      Cost of Living


1998                           $ 51,835  $ 52,786  $ 13,644

1997                           $ 42,491  $ 44,953  $ 13,444

1996                           $ 32,162  $ 35,753  $ 13,170

1995                           $ 25,918  $ 27,599  $ 12,787

1994                           $ 20,498  $ 22,121  $ 12,438

1993                           $ 19,735  $ 20,275  $ 12,121

1992                           $ 17,169  $ 17,263  $ 11,797

1991                           $ 15,611  $ 15,947  $ 11,431

1990                           $ 11,693  $ 12,260  $ 11,106

1989                           $ 12,640  $ 12,774  $ 10,449


Explanatory Notes: With an initial investment of $10,0000 in Class B of Advisor Mortgage Securities on November 1, 1988, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   21,048    . If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   7,100     for dividends and $   436     for capital gain
distributions. Initial offering of Class B of Advisor Mortgage Securities took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Initial Class which has no 12b-1 fee. If Class B's 12b-1 fees had been reflected, returns prior to March 3, 1997 would have been lower.

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Institutional Class of Advisor Mortgage
Securities would have grown to $   22,547    .




ADVISOR MORTGAGE SECURITIES -
INSTITUTIONAL CLASS

Fiscal Year Ended
October 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 10,842                  $ 10,947                      $ 758                        $ 22,547

1997                     $ 10,901                  $ 9,692                       $ 704                        $ 21,297

1996                     $ 10,752                  $ 8,289                       $ 542                        $ 19,583

1995                     $ 10,891                  $ 7,158                       $ 298                        $ 18,347

1994                     $ 10,218                  $ 5,540                       $ 171                        $ 15,929

1993                     $ 10,663                  $ 4,870                       $ 71                         $ 15,604

1992                     $ 10,574                  $ 3,900                       $ 0                          $ 14,474

1991                     $ 10,663                  $ 2,958                       $ 0                          $ 13,621

1990                      $ 10,030                  $ 1,799                       $ 0                          $ 11,829

1989                      $ 10,079                  $ 881                         $ 0                          $ 10,960





ADVISOR MORTGAGE SECURITIES -  INDEXES
INSTITUTIONAL CLASS
Fiscal Year Ended October 31   S&P 500   DJIA      Cost of Living


1998                           $ 51,835  $ 52,786  $ 13,644

1997                           $ 42,491  $ 44,953  $ 13,444

1996                           $ 32,162  $ 35,753  $ 13,170

1995                           $ 25,918  $ 27,599  $ 12,787

1994                           $ 20,498  $ 22,121  $ 12,438

1993                           $ 19,735  $ 20,275  $ 12,121

1992                           $ 17,169  $ 17,263  $ 11,797

1991                           $ 15,611  $ 15,947  $ 11,431

1990                           $ 11,693  $ 12,260  $ 11,106

1989                           $ 12,640  $ 12,774  $ 10,449


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Mortgage Securities on November 1, 1988, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   21,386    . If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $   7,265     for dividends and $   436     for
capital gain distributions. Initial offering of Institutional Class of Advisor Mortgage Securities took place on March 3, 1997. Returns prior to March 3, 1997 are those of Initial Class which has no 12b-1 fee.

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Initial Class of Advisor Mortgage Securities
would have grown to $   22,596    .




ADVISOR MORTGAGE SECURITIES -
INITIAL CLASS

Fiscal Year Ended
October 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 10,861                  $ 10,976                      $ 759                        $ 22,596

1997                     $ 10,911                  $ 9,704                       $ 704                        $ 21,319

1996                     $ 10,752                  $ 8,289                       $ 542                        $ 19,583

1995                     $ 10,891                  $ 7,158                       $ 298                        $ 18,347

1994                     $ 10,218                  $ 5,540                       $ 171                        $ 15,929

1993                     $ 10,663                  $ 4,870                       $ 71                         $ 15,604

1992                     $ 10,574                  $ 3,900                       $ 0                          $ 14,474

1991                     $ 10,663                  $ 2,958                       $ 0                          $ 13,621

1990                     $ 10,030                  $ 1,799                       $ 0                          $ 11,829

1989                     $ 10,079                  $ 881                         $ 0                          $ 10,960





ADVISOR MORTGAGE SECURITIES -  INDEXES
INITIAL CLASS
Fiscal Year Ended October 31   S&P 500   DJIA      Cost of Living


1998                           $ 51,835  $ 52,786  $ 13,644

1997                           $ 42,491  $ 44,953  $ 13,444

1996                           $ 32,162  $ 35,753  $ 13,170

1995                           $ 25,918  $ 27,599  $ 12,787

1994                           $ 20,498  $ 22,121  $ 12,438

1993                           $ 19,735  $ 20,275  $ 12,121

1992                           $ 17,169  $ 17,263  $ 11,797

1991                           $ 15,611  $ 15,947  $ 11,431

1990                           $ 11,693  $ 12,260  $ 11,106

1989                           $ 12,640  $ 12,774  $ 10,449


Explanatory Notes: With an initial investment of $10,000 in Initial Class of Advisor Mortgage Securities on November 1, 1988, the net amount invested in Initial Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   21,397    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   7,270     for dividends and $   436     for capital gain
distributions.

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Class A of Advisor Government Investment would
have grown to $   20,562    , including the effect of Class A's
maximum sales charge.




ADVISOR GOVERNMENT INVESTMENT
- CLASS A

Fiscal Year Ended
October 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 10,307                  $ 9,731                       $ 524                        $ 20,562

1997                     $ 9,947                   $ 8,284                       $ 506                        $ 18,737

1996                     $ 9,762                   $ 7,076                       $ 497                        $ 17,335

1995                     $ 9,947                   $ 6,152                       $ 506                        $ 16,605

1994                     $ 9,216                   $ 4,765                       $ 469                        $ 14,450

1993                     $ 10,430                  $ 4,527                       $ 297                        $ 15,254

1992                     $ 10,008                  $ 3,547                       $ 0                          $ 13,555

1991                     $ 9,864                   $ 2,631                       $ 0                          $ 12,495

1990                     $ 9,412                   $ 1,680                       $ 0                          $ 11,092

1989                     $ 9,576                   $ 841                         $ 0                          $ 10,417





ADVISOR GOVERNMENT INVESTMENT  INDEXES
- CLASS A
Fiscal Year Ended October 31   S&P 500   DJIA      Cost of Living


1998                           $ 51,835  $ 52,786  $ 13,644

1997                           $ 42,491  $ 44,953  $ 13,444

1996                           $ 32,162  $ 35,753  $ 13,170

1995                           $ 25,918  $ 27,599  $ 12,787

1994                           $ 20,498  $ 22,121  $ 12,438

1993                           $ 19,735  $ 20,275  $ 12,121

1992                           $ 17,169  $ 17,263  $ 11,797

1991                           $ 15,611  $ 15,947  $ 11,431

1990                           $ 11,693  $ 12,260  $ 11,106

1989                           $ 12,640  $ 12,774  $ 10,449


Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Government Investment on November 1, 1988, assuming the maximum sales charge had been in effect, the net amount invested in
Class A shares was $   9,525    . The cost of the initial investment
($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   19,703    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   6,378     for
dividends and $   360     for capital gain distributions. Initial
offering of Class A for Advisor Government Investment took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 would have been higher.

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Class T of Advisor Government Investment would
have grown to $   20,773    , including the effect of Class T's
maximum sales charge.




ADVISOR GOVERNMENT INVESTMENT
- CLASS T

Fiscal Year Ended
October 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 10,442                  $ 9,800                       $ 531                        $ 20,773

1997                     $ 10,077                  $ 8,370                       $ 513                        $ 18,960

1996                     $ 9,890                   $ 7,167                       $ 503                        $ 17,560

1995                     $ 10,077                  $ 6,233                       $ 513                        $ 16,823

1994                     $ 9,337                   $ 4,828                       $ 475                        $ 14,640

1993                     $ 10,567                  $ 4,587                       $ 300                        $ 15,454

1992                     $ 10,140                  $ 3,593                       $ 0                          $ 13,733

1991                     $ 9,994                   $ 2,665                       $ 0                          $ 12,659

1990                     $ 9,535                   $ 1,703                       $ 0                          $ 11,238

1989                     $ 9,702                   $ 852                         $ 0                          $ 10,554





ADVISOR GOVERNMENT INVESTMENT  INDEXES
- CLASS T
Fiscal Year Ended October 31   S&P 500   DJIA      Cost of Living


1998                           $ 51,835  $ 52,786  $ 13,644

1997                           $ 42,491  $ 44,953  $ 13,444

1996                           $ 32,162  $ 35,753  $ 13,170

1995                           $ 25,918  $ 27,599  $ 12,787

1994                           $ 20,498  $ 22,121  $ 12,438

1993                           $ 19,735  $ 20,275  $ 12,121

1992                           $ 17,169  $ 17,263  $ 11,797

1991                           $ 15,611  $ 15,947  $ 11,431

1990                           $ 11,693  $ 12,260  $ 11,106

1989                           $ 12,640  $ 12,774  $ 10,449


Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Government Investment on November 1, 1988, assuming the maximum sales charge had been in effect, the net amount invested in
Class T shares was $   9,650    . The cost of the initial investment
($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   19,774    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   6,434     for
dividends and $   365     for capital gain distributions.

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Class B of Advisor Government Investment would
have grown to $   20,876.




ADVISOR GOVERNMENT INVESTMENT
- CLASS B

Fiscal Year Ended
October 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 10,810                  $ 9,516                       $ 550                        $ 20,876

1997                     $ 10,432                  $ 8,212                       $ 531                        $ 19,175

1996                     $ 10,248                  $ 7,119                       $ 521                        $ 17,888

1995                     $ 10,443                  $ 6,277                       $ 531                        $ 17,251

1994                     $ 9,665                   $ 4,951                       $ 492                        $ 15,108

1993                     $ 10,950                  $ 4,754                       $ 311                        $ 16,015

1992                     $ 10,508                  $ 3,723                       $ 0                          $ 14,231

1991                     $ 10,356                  $ 2,762                       $ 0                          $ 13,118

1990                     $ 9,881                   $ 1,764                       $ 0                          $ 11,645

1989                     $ 10,054                  $ 883                         $ 0                          $ 10,937





ADVISOR GOVERNMENT INVESTMENT  INDEXES
- CLASS B
Fiscal Year Ended October 31   S&P 500   DJIA      Cost of Living


1998                           $ 51,835  $ 52,786  $ 13,644

1997                           $ 42,491  $ 44,953  $ 13,444

1996                           $ 32,162  $ 35,753  $ 13,170

1995                           $ 25,918  $ 27,599  $ 12,787

1994                           $ 20,498  $ 22,121  $ 12,438

1993                           $ 19,735  $ 20,275  $ 12,121

1992                           $ 17,169  $ 17,263  $ 11,797

1991                           $ 15,611  $ 15,947  $ 11,431

1990                           $ 11,693  $ 12,260  $ 11,106

1989                           $ 12,640  $ 12,774  $ 10,449


Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Government Investment on November 1, 1988, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   19,529    . If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   6,360     for dividends and $   378     for capital gain
distributions. Initial offering of Class B of Advisor Government Investment took place on June 30, 1994. Class B returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class B's 12b-1 fee had been reflected, returns prior to June 30, 1994 would have been lower.

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Class C of Advisor Government Investment would
have grown to $   20,848.




ADVISOR GOVERNMENT INVESTMENT
- CLASS C

Fiscal Year Ended
October 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 10,810                  $ 9,488                       $ 550                        $ 20,848

1997                     $ 10,432                  $ 8,212                       $ 531                        $ 19,175

1996                     $ 10,248                  $ 7,119                       $ 521                        $ 17,888

1995                     $ 10,443                  $ 6,277                       $ 531                        $ 17,251

1994                     $ 9,665                   $ 4,951                       $ 492                        $ 15,108

1993                     $ 10,950                  $ 4,754                       $ 311                        $ 16,015

1992                     $ 10,508                  $ 3,723                       $ 0                          $ 14,231

1991                     $ 10,356                  $ 2,762                       $ 0                          $ 13,118

1990                     $ 9,881                   $ 1,764                       $ 0                          $ 11,645

1989                     $ 10,054                  $ 883                         $ 0                          $ 10,937





ADVISOR GOVERNMENT INVESTMENT  INDEXES
- CLASS C
Fiscal Year Ended October 31   S&P 500   DJIA      Cost of Living


1998                           $ 51,835  $ 52,786  $ 13,644

1997                           $ 42,491  $ 44,953  $ 13,444

1996                           $ 32,162  $ 35,753  $ 13,170

1995                           $ 25,918  $ 27,599  $ 12,787

1994                           $ 20,498  $ 22,121  $ 12,438

1993                           $ 19,735  $ 20,275  $ 12,121

1992                           $ 17,169  $ 17,263  $ 11,797

1991                           $ 15,611  $ 15,947  $ 11,431

1990                           $ 11,693  $ 12,260  $ 11,106

1989                           $ 12,640  $ 12,774  $ 10,449


Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Government Investment on November 1, 1988, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   19,502    . If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   6,346     for dividends and $   378     for capital gain
distributions. Initial offering of Class C of Advisor Government Investment took place on November 3, 1997. Class C returns prior to November 3, 1997 through June 30, 1994 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996). Class C returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class C's 12b-1 fee had been reflected, returns prior to November 3, 1997 through January 1, 1996 and prior to June 30, 1994 would have been lower.

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Institutional Class of Advisor Government
Investment would have grown to $   21,687    .




ADVISOR GOVERNMENT INVESTMENT
- INSTITUTIONAL CLASS

Fiscal Year Ended
October 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 10,799                  $ 10,339                      $ 549                        $ 21,687

1997                     $ 10,421                  $ 8,790                       $ 530                        $ 19,741

1996                     $ 10,238                  $ 7,490                       $ 521                        $ 18,249

1995                     $ 10,443                  $ 6,477                       $ 531                        $ 17,451

1994                     $ 9,676                   $ 5,003                       $ 492                        $ 15,171

1993                     $ 10,950                  $ 4,754                       $ 311                        $ 16,015

1992                     $ 10,508                  $ 3,723                       $ 0                          $ 14,231

1991                     $ 10,356                  $ 2,762                       $ 0                          $ 13,118

1990                     $ 9,881                   $ 1,764                       $ 0                          $ 11,645

1989                     $ 10,054                  $ 883                         $ 0                          $ 10,937





ADVISOR GOVERNMENT INVESTMENT  INDEXES
- INSTITUTIONAL CLASS
Fiscal Year Ended October 31   S&P 500   DJIA      Cost of Living


1998                           $ 51,835  $ 52,786  $ 13,644

1997                           $ 42,491  $ 44,953  $ 13,444

1996                           $ 32,162  $ 35,753  $ 13,170

1995                           $ 25,918  $ 27,599  $ 12,787

1994                           $ 20,498  $ 22,121  $ 12,438

1993                           $ 19,735  $ 20,275  $ 12,121

1992                           $ 17,169  $ 17,263  $ 11,797

1991                           $ 15,611  $ 15,947  $ 11,431

1990                           $ 11,693  $ 12,260  $ 11,106

1989                           $ 12,640  $ 12,774  $ 10,449


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Government Investment on November 1, 1988, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   20,318    . If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $   6,762     for dividends and $   378     for
capital gain distributions. Initial offering of Institutional Class of Advisor Government Investment took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class T's 12b-1 fee had not been reflected, returns prior to July 3, 1995 for Institutional Class would have been higher .

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Class A of Advisor Intermediate Bond would have
grown to $   20,525    , including the effect of Class A's maximum
sales charge.




ADVISOR INTERMEDIATE BOND -
CLASS A

Fiscal Year Ended
October 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 10,045                  $ 10,480                      $ 0                          $ 20,525

1997                     $ 9,877                   $ 9,231                       $ 0                          $ 19,108

1996                     $ 9,812                   $ 8,074                       $ 0                          $ 17,886

1995                     $ 9,970                   $ 7,075                       $ 0                          $ 17,045

1994                     $ 9,588                   $ 5,844                       $ 0                          $ 15,432

1993                     $ 10,502                  $ 5,452                       $ 0                          $ 15,954

1992                     $ 9,961                   $ 4,104                       $ 0                          $ 14,065

1991                     $ 9,812                   $ 2,996                       $ 0                          $ 12,808

1990                     $ 9,364                   $ 1,850                       $ 0                          $ 11,214

1989                     $ 9,700                   $ 929                         $ 0                          $ 10,629





ADVISOR INTERMEDIATE BOND -  INDEXES
CLASS A
Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1998                          $ 51,835  $ 52,786  $ 13,644

1997                          $ 42,491  $ 44,953  $ 13,444

1996                          $ 32,162  $ 35,753  $ 13,170

1995                          $ 25,918  $ 27,599  $ 12,787

1994                          $ 20,498  $ 22,121  $ 12,438

1993                          $ 19,735  $ 20,275  $ 12,121

1992                          $ 17,169  $ 17,263  $ 11,797

1991                          $ 15,611  $ 15,947  $ 11,431

1990                          $ 11,693  $ 12,260  $ 11,106

1989                          $ 12,640  $ 12,774  $ 10,449


Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Intermediate Bond on November 1, 1988, assuming the maximum sales charge had been in effect, the net amount invested in Class A
shares was $   9,625    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   20,229    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   7,008     for
dividends and $   0     for capital gain distributions. Initial
offering of Class A of Advisor Intermediate Bond took place on September 3, 1996. Class A returns from September 3, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.25%. Class A returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 through September 10, 1992 would have been higher and returns prior to September 10, 1992 would have been lower.
During the 10-year period ended October 31, 1998, a hypothetical $10,000 investment in Class T of Advisor Intermediate Bond would have
grown to $   20,713    , including the effect of Class T's maximum
sales charge.




ADVISOR INTERMEDIATE BOND -
CLASS T

Fiscal Year Ended
October 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 10,149                  $ 10,564                      $ 0                          $ 20,713

1997                     $ 9,989                   $ 9,325                       $ 0                          $ 19,314

1996                     $ 9,923                   $ 8,165                       $ 0                          $ 18,088

1995                     $ 10,074                  $ 7,148                       $ 0                          $ 17,222

1994                     $ 9,687                   $ 5,905                       $ 0                          $ 15,592

1993                     $ 10,611                  $ 5,509                       $ 0                          $ 16,120

1992                     $ 10,064                  $ 4,147                       $ 0                          $ 14,211

1991                     $ 9,913                   $ 3,029                       $ 0                          $ 12,942

1990                     $ 9,461                   $ 1,870                       $ 0                          $ 11,331

1989                     $ 9,800                   $ 939                         $ 0                          $ 10,739





ADVISOR INTERMEDIATE BOND -   INDEXES
CLASS T
Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1998                          $ 51,835  $ 52,786  $ 13,644

1997                          $ 42,491  $ 44,953  $ 13,444

1996                          $ 32,162  $ 35,753  $ 13,170

1995                          $ 25,918  $ 27,599  $ 12,787

1994                          $ 20,498  $ 22,121  $ 12,438

1993                          $ 19,735  $ 20,275  $ 12,121

1992                          $ 17,169  $ 17,263  $ 11,797

1991                          $ 15,611  $ 15,947  $ 11,431

1990                          $ 11,693  $ 12,260  $ 11,106

1989                          $ 12,640  $ 12,774  $ 10,449


Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Intermediate Bond on November 1, 1988, assuming the maximum sales charge had been in effect, the net amount invested in Class T
shares was $   9,725    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   20,312    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   7,069     for
dividends and $   0     for capital gain distributions. Initial
offering of Class T of Advisor Intermediate Bond took place on September 10, 1992. Class T returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class T's 12b-1 fee had been reflected, returns prior to September 10, 1992 would have been lower.

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Class B of Advisor Intermediate Bond would have
grown to $   20,635.




ADVISOR INTERMEDIATE BOND -
CLASS B

Fiscal Year Ended
October 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 10,426                  $ 10,209                      $ 0                          $ 20,635

1997                     $ 10,252                  $ 9,100                       $ 0                          $ 19,352

1996                     $ 10,194                  $ 8,071                       $ 0                          $ 18,265

1995                     $ 10,349                  $ 7,158                       $ 0                          $ 17,507

1994                     $ 9,952                   $ 6,014                       $ 0                          $ 15,966

1993                     $ 10,911                  $ 5,665                       $ 0                          $ 16,576

1992                     $ 10,349                  $ 4,264                       $ 0                          $ 14,613

1991                     $ 10,194                  $ 3,113                       $ 0                          $ 13,307

1990                     $ 9,729                   $ 1,922                       $ 0                          $ 11,651

1989                      $ 10,078                  $ 965                         $ 0                          $ 11,043





ADVISOR INTERMEDIATE BOND -  INDEXES
CLASS B
Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1998                          $ 51,835  $ 52,786  $ 13,644

1997                          $ 42,491  $ 44,953  $ 13,444

1996                          $ 32,162  $ 35,753  $ 13,170

1995                          $ 25,918  $ 27,599  $ 12,787

1994                          $ 20,498  $ 22,121  $ 12,438

1993                          $ 19,735  $ 20,275  $ 12,121

1992                          $ 17,169  $ 17,263  $ 11,797

1991                          $ 15,611  $ 15,947  $ 11,431

1990                          $ 11,693  $ 12,260  $ 11,106

1989                          $ 12,640  $ 12,774  $ 10,449


Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Intermediate Bond on November 1, 1988, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   19,968    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   6,951     for
dividends and $   0     for capital gain distributions. Initial
offering of Class B of Advisor Intermediate Bond took place on June 30, 1994. Class B returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.25%. Class B returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class B's 12b-1 fee had been reflected, returns prior to June 30, 1994 would have been lower.

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Class C of Advisor Intermediate Bond would have
grown to $   20,572.




ADVISOR INTERMEDIATE BOND -
CLASS C

Fiscal Year Ended
October 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 10,407                  $ 10,165                      $ 0                          $ 20,572

1997                     $ 10,252                  $ 9,100                       $ 0                          $ 19,352

1996                     $ 10,194                  $ 8,071                       $ 0                          $ 18,265

1995                     $ 10,349                  $ 7,158                       $ 0                          $ 17,507

1994                     $ 9,952                   $ 6,014                       $ 0                          $ 15,966

1993                     $ 10,911                  $ 5,665                       $ 0                          $ 16,576

1992                     $ 10,349                  $ 4,264                       $ 0                          $ 14,613

1991                     $ 10,194                  $ 3,113                       $ 0                          $ 13,307

1990                     $ 9,729                   $ 1,922                       $ 0                          $ 11,651

1989                     $ 10,078                  $ 965                         $ 0                          $ 11,043





ADVISOR INTERMEDIATE BOND -  INDEXES
CLASS C
Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1998                          $ 51,835  $ 52,786  $ 13,644

1997                          $ 42,491  $ 44,953  $ 13,444

1996                          $ 32,162  $ 35,753  $ 13,170

1995                          $ 25,918  $ 27,599  $ 12,787

1994                          $ 20,498  $ 22,121  $ 12,438

1993                          $ 19,735  $ 20,275  $ 12,121

1992                          $ 17,169  $ 17,263  $ 11,797

1991                          $ 15,611  $ 15,947  $ 11,431

1990                          $ 11,693  $ 12,260  $ 11,106

1989                          $ 12,640  $ 12,774  $ 10,449


Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Intermediate Bond on November 1, 1988, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   19,944    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   6,939     for
dividends and $   0     for capital gain distributions. Initial
offering of Class C of Advisor Intermediate Bond took place on November 3, 1997. Class C returns prior to November 3, 1997 through June 30, 1994 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996). Class C returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.25%. Class C returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class C's 12b-1 fee had been reflected, returns prior to November 3, 1997 through January 1, 1996 and prior to June 30, 1994 would have been lower.

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Institutional Class of Advisor Intermediate Bond
would have grown to $   21,774    .




ADVISOR INTERMEDIATE BOND -
INSTITUTIONAL CLASS

Fiscal Year Ended
October 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 10,446                  $ 11,328                      $ 0                          $ 21,774

1997                     $ 10,271                  $ 9,955                       $ 0                          $ 20,226

1996                     $ 10,213                  $ 8,693                       $ 0                          $ 18,906

1995                     $ 10,368                  $ 7,581                       $ 0                          $ 17,949

1994                     $ 9,971                   $ 6,236                       $ 0                          $ 16,207

1993                     $ 10,921                  $ 5,759                       $ 0                          $ 16,680

1992                     $ 10,349                  $ 4,283                       $ 0                          $ 14,632

1991                     $ 10,194                  $ 3,113                       $ 0                          $ 13,307

1990                     $ 9,729                   $ 1,922                       $ 0                          $ 11,651

1989                     $ 10,078                  $ 965                         $ 0                          $ 11,043





ADVISOR INTERMEDIATE BOND -   INDEXES
INSTITUTIONAL CLASS
Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1998                          $ 51,835  $ 52,786  $ 13,644

1997                          $ 42,491  $ 44,953  $ 13,444

1996                          $ 32,162  $ 35,753  $ 13,170

1995                          $ 25,918  $ 27,599  $ 12,787

1994                          $ 20,498  $ 22,121  $ 12,438

1993                          $ 19,735  $ 20,275  $ 12,121

1992                          $ 17,169  $ 17,263  $ 11,797

1991                          $ 15,611  $ 15,947  $ 11,431

1990                          $ 11,693  $ 12,260  $ 11,106

1989                          $ 12,640  $ 12,774  $ 10,449


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Intermediate Bond on November 1, 1988, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   21,059    . If distributions had not been reinvested,
the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   7,492     for dividends and $   0     for capital gain
distributions.

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Class A of Advisor Short Fixed-Income would have
grown to $   19,045    , including the effect of Class A's maximum
sales charge.




ADVISOR SHORT FIXED-INCOME -
CLASS A

Fiscal Year Ended
October 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 9,295                   $ 9,750                       $ 0                          $ 19,045

1997                     $ 9,226                   $ 8,644                       $ 0                          $ 17,870

1996                     $ 9,285                   $ 7,631                       $ 0                          $ 16,916

1995                     $ 9,384                   $ 6,674                       $ 0                          $ 16,058

1994                     $ 9,394                   $ 5,748                       $ 0                          $ 15,142

1993                     $ 9,999                   $ 5,177                       $ 0                          $ 15,176

1992                     $ 9,860                   $ 4,046                       $ 0                          $ 13,906

1991                     $ 9,781                   $ 2,926                       $ 0                          $ 12,707

1990                     $ 9,533                   $ 1,793                       $ 0                          $ 11,326

1989                     $ 9,860                   $ 866                         $ 0                          $ 10,726





ADVISOR SHORT FIXED-INCOME -  INDEXES
CLASS A
Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1998                          $ 51,835  $ 52,786  $ 13,644

1997                          $ 42,491  $ 44,953  $ 13,444

1996                          $ 32,162  $ 35,753  $ 13,170

1995                          $ 25,918  $ 27,599  $ 12,787

1994                          $ 20,498  $ 22,121  $ 12,438

1993                          $ 19,735  $ 20,275  $ 12,121

1992                          $ 17,169  $ 17,263  $ 11,797

1991                          $ 15,611  $ 15,947  $ 11,431

1990                          $ 11,693  $ 12,260  $ 11,106

1989                          $ 12,640  $ 12,774  $ 10,449


Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Short Fixed-Income on November 1, 1988, assuming the maximum sales charge had been in effect, the net amount invested in Class A
shares was $   9,850    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   20,017    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   6,900     for
dividends and $   0     for capital gain distributions. Initial
offering of Class A of Advisor Short Fixed-Income took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.15%.

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Class T of Advisor Short Fixed-Income would have
grown to $   19,079    , including the effect of Class T's maximum
sales charge.




ADVISOR SHORT FIXED-INCOME -
CLASS T

Fiscal Year Ended
October 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 9,295                   $ 9,784                       $ 0                          $ 19,079

1997                     $ 9,265                   $ 8,680                       $ 0                          $ 17,945

1996                     $ 9,295                   $ 7,639                       $ 0                          $ 16,934

1995                     $ 9,384                   $ 6,674                       $ 0                          $ 16,058

1994                     $ 9,394                   $ 5,748                       $ 0                          $ 15,142

1993                     $ 9,999                   $ 5,177                       $ 0                          $ 15,176

1992                     $ 9,860                   $ 4,046                       $ 0                          $ 13,906

1991                     $ 9,781                   $ 2,926                       $ 0                          $ 12,707

1990                     $ 9,533                   $ 1,793                       $ 0                          $ 11,326

1989                     $ 9,860                   $ 866                         $ 0                          $ 10,726





ADVISOR SHORT FIXED-INCOME -  INDEXES
CLASS T
Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1998                          $ 51,835  $ 52,786  $ 13,644

1997                          $ 42,491  $ 44,953  $ 13,444

1996                          $ 32,162  $ 35,753  $ 13,170

1995                          $ 25,918  $ 27,599  $ 12,787

1994                          $ 20,498  $ 22,121  $ 12,438

1993                          $ 19,735  $ 20,275  $ 12,121

1992                          $ 17,169  $ 17,263  $ 11,797

1991                          $ 15,611  $ 15,947  $ 11,431

1990                          $ 11,693  $ 12,260  $ 11,106

1989                          $ 12,640  $ 12,774  $ 10,449


Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Short Fixed-Income on November 1, 1988, assuming the maximum sales charge had been in effect, the net amount invested in Class T
shares was $   9,850    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   20,057    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   6,919     for
dividends and $   0     for capital gain distributions.

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Class C of Advisor Short Fixed-Income would have
grown to $   19,204.




ADVISOR SHORT FIXED-INCOME -
CLASS C

Fiscal Year Ended
October 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 9,437                   $ 9,767                       $ 0                          $ 19,204

1997                     $ 9,406                   $ 8,812                       $ 0                          $ 18,218

1996                     $ 9,437                   $ 7,755                       $ 0                          $ 17,192

1995                     $ 9,527                   $ 6,775                       $ 0                          $ 16,302

1994                     $ 9,537                   $ 5,836                       $ 0                          $ 15,373

1993                     $ 10,151                  $ 5,256                       $ 0                          $ 15,407

1992                     $ 10,010                  $ 4,108                       $ 0                          $ 14,118

1991                     $ 9,930                   $ 2,970                       $ 0                          $ 12,900

1990                     $ 9,678                   $ 1,820                       $ 0                          $ 11,498

1989                     $ 10,010                  $ 879                         $ 0                          $ 10,889





ADVISOR SHORT FIXED-INCOME -  INDEXES
CLASS C
Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1998                          $ 51,835  $ 52,786  $ 13,644

1997                          $ 42,491  $ 44,953  $ 13,444

1996                          $ 32,162  $ 35,753  $ 13,170

1995                          $ 25,918  $ 27,599  $ 12,787

1994                          $ 20,498  $ 22,121  $ 12,438

1993                          $ 19,735  $ 20,275  $ 12,121

1992                          $ 17,169  $ 17,263  $ 11,797

1991                          $ 15,611  $ 15,947  $ 11,431

1990                          $ 11,693  $ 12,260  $ 11,106

1989                          $ 12,640  $ 12,774  $ 10,449


Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Short Fixed-Income on November 1, 1988, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   20,046    . If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   6,944     for dividends and $   0     for capital gain
distributions. Initial offering of Class C Advisor Short Fixed-Income took place on November 3, 1997. Class C returns prior to November 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.15%. If Class C's 12b-1 fee had been reflected, returns would have been lower.

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Institutional Class of Advisor Short
Fixed-Income would have grown to $   19,454    .




ADVISOR SHORT FIXED-INCOME -
INSTITUTIONAL CLASS

Fiscal Year Ended
October 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 9,437                   $ 10,017                      $ 0                          $ 19,454

1997                     $ 9,406                   $ 8,866                       $ 0                          $ 18,272

1996                     $ 9,427                   $ 7,772                       $ 0                          $ 17,199

1995                     $ 9,527                   $ 6,783                       $ 0                          $ 16,310

1994                     $ 9,537                   $ 5,836                       $ 0                          $ 15,373

1993                     $ 10,151                  $ 5,256                       $ 0                          $ 15,407

1992                     $ 10,010                  $ 4,108                       $ 0                          $ 14,118

1991                     $ 9,930                   $ 2,970                       $ 0                          $ 12,900

1990                     $ 9,678                   $ 1,820                       $ 0                          $ 11,498

1989                     $ 10,010                  $ 879                         $ 0                          $ 10,889





ADVISOR SHORT FIXED-INCOME -  INDEXES
INSTITUTIONAL CLASS
Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1998                          $ 51,835  $ 52,786  $ 13,644

1997                          $ 42,491  $ 44,953  $ 13,444

1996                          $ 32,162  $ 35,753  $ 13,170

1995                          $ 25,918  $ 27,599  $ 12,787

1994                          $ 20,498  $ 22,121  $ 12,438

1993                          $ 19,735  $ 20,275  $ 12,121

1992                          $ 17,169  $ 17,263  $ 11,797

1991                          $ 15,611  $ 15,947  $ 11,431

1990                          $ 11,693  $ 12,260  $ 11,106

1989                          $ 12,640  $ 12,774  $ 10,449


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Short Fixed-Income on November 1, 1988, the net amount invested Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   20,294    . If distributions had not been reinvested,
the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   7,066     for dividends and $   0     for capital gain
distributions. Initial offering of Institutional Class of Advisor Short Fixed-Income took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.15%. If Class T's 12b-1 fee had not been reflected, returns prior to July 3, 1995 for Institutional Class would have been higher.

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Class A of Advisor Municipal Income would have
grown to $   21,916    , including the effect of Class A's maximum
sales charge.




ADVISOR MUNICIPAL INCOME -
CLASS A

Fiscal Year Ended
October 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 11,419                  $ 10,028                      $ 469                        $ 21,916

1997                     $ 11,064                  $ 8,760                       $ 455                        $ 20,279

1996                     $ 10,691                  $ 7,473                       $ 436                        $ 18,600

1995                     $ 10,818                  $ 6,544                       $ 441                        $ 17,803

1994                     $ 10,217                  $ 5,191                       $ 417                        $ 15,825

1993                     $ 11,583                  $ 4,879                       $ 378                        $ 16,840

1992                     $ 10,609                  $ 3,605                       $ 309                        $ 14,523

1991                     $ 10,390                  $ 2,618                       $ 291                        $ 13,299

1990                     $ 9,898                   $ 1,617                       $ 148                        $ 11,663

1989                     $ 9,853                   $ 772                         $ 48                         $ 10,673





ADVISOR MUNICIPAL INCOME -    INDEXES
CLASS A
Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1998                          $ 51,835  $ 52,786  $ 13,644

1997                          $ 42,491  $ 44,953  $ 13,444

1996                          $ 32,162  $ 35,753  $ 13,170

1995                          $ 25,918  $ 27,599  $ 12,787

1994                          $ 20,498  $ 22,121  $ 12,438

1993                          $ 19,735  $ 20,275  $ 12,121

1992                          $ 17,169  $ 17,263  $ 11,797

1991                          $ 15,611  $ 15,947  $ 11,431

1990                          $ 11,693  $ 12,260  $ 11,106

1989                          $ 12,640  $ 12,774  $ 10,449


Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Municipal Income on November 1, 1988, assuming the maximum sales charge had been in effect, the net amount invested in Class A
shares was $   9,525    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   19,701    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   6,497     for
dividends and $   348     for capital gain distributions. Initial
offering of Class A of Advisor Municipal Income took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 would have been higher.

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Class T of Advisor Municipal Income would have
grown to $   22,236    , including the effect of Class T's maximum
sales charge.




ADVISOR MUNICIPAL INCOME -
CLASS T

Fiscal Year Ended
October 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 11,587                  $ 10,173                      $ 476                        $ 22,236

1997                     $ 11,218                  $ 8,881                       $ 461                        $ 20,560

1996                     $ 10,849                  $ 7,590                       $ 442                        $ 18,881

1995                     $ 10,960                  $ 6,630                       $ 447                        $ 18,037

1994                     $ 10,351                  $ 5,259                       $ 422                        $ 16,032

1993                     $ 11,735                  $ 4,943                       $ 383                        $ 17,061

1992                     $ 10,748                  $ 3,653                       $ 313                        $ 14,714

1991                     $ 10,526                  $ 2,652                       $ 295                        $ 13,473

1990                     $ 10,028                  $ 1,638                       $ 150                        $ 11,816

1989                     $ 9,982                   $ 783                         $ 48                         $ 10,813





ADVISOR MUNICIPAL INCOME -    INDEXES
CLASS T
Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1998                          $ 51,835  $ 52,786  $ 13,644

1997                          $ 42,491  $ 44,953  $ 13,444

1996                          $ 32,162  $ 35,753  $ 13,170

1995                          $ 25,918  $ 27,599  $ 12,787

1994                          $ 20,498  $ 22,121  $ 12,438

1993                          $ 19,735  $ 20,275  $ 12,121

1992                          $ 17,169  $ 17,263  $ 11,797

1991                          $ 15,611  $ 15,947  $ 11,431

1990                          $ 11,693  $ 12,260  $ 11,106

1989                          $ 12,640  $ 12,774  $ 10,449


Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Municipal Income on November 1, 1988, assuming the maximum sales charge had been in effect, the net amount invested in Class T
shares was $   9,650    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   19,826    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   6,581     for
dividends and $   352     for capital gain distributions.

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Class B of Advisor Municipal Income would have
grown to $   22,296.




ADVISOR MUNICIPAL INCOME -
CLASS B

Fiscal Year Ended
October 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 11,979                  $ 9,825                       $ 492                        $ 22,296

1997                     $ 11,597                  $ 8,673                       $ 476                        $ 20,746

1996                     $ 11,224                  $ 7,500                       $ 458                        $ 19,182

1995                     $ 11,338                  $ 6,648                       $ 462                        $ 18,448

1994                     $ 10,717                  $ 5,381                       $ 437                        $ 16,535

1993                     $ 12,161                  $ 5,122                       $ 397                        $ 17,680

1992                     $ 11,138                  $ 3,786                       $ 324                        $ 15,248

1991                     $ 10,908                  $ 2,749                       $ 305                        $ 13,962

1990                     $ 10,392                  $ 1,698                       $ 155                        $ 12,245

1989                     $ 10,344                  $ 811                         $ 50                         $ 11,205





ADVISOR MUNICIPAL INCOME -    INDEXES
CLASS B
Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1998                          $ 51,835  $ 52,786  $ 13,644

1997                          $ 42,491  $ 44,953  $ 13,444

1996                          $ 32,162  $ 35,753  $ 13,170

1995                          $ 25,918  $ 27,599  $ 12,787

1994                          $ 20,498  $ 22,121  $ 12,438

1993                          $ 19,735  $ 20,275  $ 12,121

1992                          $ 17,169  $ 17,263  $ 11,797

1991                          $ 15,611  $ 15,947  $ 11,431

1990                          $ 11,693  $ 12,260  $ 11,106

1989                          $ 12,640  $ 12,774  $ 10,449
</R.

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Municipal Income on November 1, 1988, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $

   19,521    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   6,469     for
dividends and $   365     for capital gain distributions. Initial
offering of Class B of Advisor Municipal Income took place on June 30, 1994. Class B returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class B's 12b-1 fee had been reflected, returns prior to June 30, 1994 would have been lower.

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Class C of Advisor Municipal Income would have
grown to $   22,236.




ADVISOR MUNICIPAL INCOME -
CLASS C

Fiscal Year Ended
October 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 11,978                  $ 9,766                       $ 492                        $ 22,236

1997                     $ 11,597                  $ 8,673                       $ 476                        $ 20,746

1996                     $ 11,224                  $ 7,500                       $ 458                        $ 19,182

1995                     $ 11,338                  $ 6,648                       $ 462                        $ 18,448

1994                     $ 10,717                  $ 5,381                       $ 437                        $ 16,535

1993                     $ 12,161                  $ 5,122                       $ 397                        $ 17,680

1992                     $ 11,138                  $ 3,786                       $ 324                        $ 15,248

1991                     $ 10,908                  $ 2,749                       $ 305                        $ 13,962

1990                     $ 10,392                  $ 1,698                       $ 155                        $ 12,245

1989                     $ 10,344                  $ 811                         $ 50                         $ 11,205





ADVISOR MUNICIPAL INCOME -    INDEXES
CLASS C
Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1998                          $ 51,835  $ 52,786  $ 13,644

1997                          $ 42,491  $ 44,953  $ 13,444

1996                          $ 32,162  $ 35,753  $ 13,170

1995                          $ 25,918  $ 27,599  $ 12,787

1994                          $ 20,498  $ 22,121  $ 12,438

1993                          $ 19,735  $ 20,275  $ 12,121

1992                          $ 17,169  $ 17,263  $ 11,797

1991                          $ 15,611  $ 15,947  $ 11,431

1990                          $ 11,693  $ 12,260  $ 11,106

1989                          $ 12,640  $ 12,774  $ 10,449


Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Municipal Income on November 1, 1988, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   19,463    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   6,438     for
dividends and $   365     for capital gain distributions. Initial
offering of Class C of Advisor Municipal Income took place on November 3, 1997. Class C returns prior to November 3, 1997 through June 30, 1994 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996). Class C returns prior to June 30, 1994 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class C's 12b-1 fee had been reflected, returns prior to November 3, 1997 through January 1, 1996 and prior to June 30, 1994 would have been lower.

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Institutional Class of Advisor Municipal Income
would have grown to $   23,145    .




ADVISOR MUNICIPAL INCOME -
INSTITUTIONAL CLASS

Fiscal Year Ended
October 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 11,960                  $ 10,694                      $ 491                        $ 23,145

1997                     $ 11,587                  $ 9,312                       $ 476                        $ 21,375

1996                     $ 11,205                  $ 7,868                       $ 457                        $ 19,530

1995                     $ 11,358                  $ 6,884                       $ 463                        $ 18,705

1994                     $ 10,727                  $ 5,450                       $ 437                        $ 16,614

1993                     $ 12,161                  $ 5,122                       $ 397                        $ 17,680

1992                     $ 11,138                  $ 3,786                       $ 324                        $ 15,248

1991                     $ 10,908                  $ 2,749                       $ 305                        $ 13,962

1990                     $ 10,392                  $ 1,698                       $ 155                        $ 12,245

1989                     $ 10,344                  $ 811                         $ 50                         $ 11,205





ADVISOR MUNICIPAL INCOME -    INDEXES
INSTITUTIONAL CLASS
Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1998                          $ 51,835  $ 52,786  $ 13,644

1997                          $ 42,491  $ 44,953  $ 13,444

1996                          $ 32,162  $ 35,753  $ 13,170

1995                          $ 25,918  $ 27,599  $ 12,787

1994                          $ 20,498  $ 22,121  $ 12,438

1993                          $ 19,735  $ 20,275  $ 12,121

1992                          $ 17,169  $ 17,263  $ 11,797

1991                          $ 15,611  $ 15,947  $ 11,431

1990                          $ 11,693  $ 12,260  $ 11,106

1989                          $ 12,640  $ 12,774  $ 10,449


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Municipal Income on November 1, 1988, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   20,364    . If distributions had not been reinvested,
the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   6,914     for dividends and $   365     for capital gain
distributions. Initial offering of Institutional Class of Advisor Municipal Income took place on July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.25%. If Class T's 12b-1 fee had not been reflected, returns prior to July 3, 1995 for Institutional Class would have been higher.

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Class A of Advisor Intermediate Municipal Income
would have grown to $   18,027    , including the effect of Class A's
maximum sales charge.




ADVISOR INTERMEDIATE
MUNICIPAL INCOME - CLASS A

Fiscal Year Ended
October 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 9,770                   $ 7,082                       $ 1,175                      $ 18,027

1997                     $ 9,598                   $ 6,229                       $ 1,107                      $ 16,934

1996                     $ 9,317                   $ 5,335                       $ 1,073                      $ 15,725

1995                     $ 9,344                   $ 4,656                       $ 1,076                      $ 15,076

1994                     $ 8,754                   $ 3,737                       $ 1,008                      $ 13,499

1993                     $ 9,598                   $ 3,448                       $ 1,078                      $ 14,124

1992                     $ 9,915                   $ 2,861                       $ 0                          $ 12,776

1991                     $ 9,825                   $ 2,084                       $ 0                          $ 11,909

1990                     $ 9,552                   $ 1,314                       $ 0                          $ 10,866

1989                     $ 9,571                   $ 631                         $ 0                          $ 10,202





ADVISOR INTERMEDIATE          INDEXES
MUNICIPAL INCOME - CLASS A
Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1998                          $ 51,835  $ 52,786  $ 13,644

1997                          $ 42,491  $ 44,953  $ 13,444

1996                          $ 32,162  $ 35,753  $ 13,170

1995                          $ 25,918  $ 27,599  $ 12,787

1994                          $ 20,498  $ 22,121  $ 12,438

1993                          $ 19,735  $ 20,275  $ 12,121

1992                          $ 17,169  $ 17,263  $ 11,797

1991                          $ 15,611  $ 15,947  $ 11,431

1990                          $ 11,693  $ 12,260  $ 11,106

1989                          $ 12,640  $ 12,774  $ 10,449


Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Intermediate Municipal Income on November 1, 1988, assuming the maximum sales charge had been in effect, the net amount invested
in Class A shares was $   9,625    . The cost of the initial
investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   17,988    . If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   4,999     for dividends and $   845     for capital gain
distributions. Initial offering of Class A of Advisor Intermediate Municipal Income took place on September 3, 1996. Class A returns from September 3, 1996 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.25%. Class A returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, returns prior to September 3, 1996 through September 10, 1992 would have been higher and returns prior to September 10, 1992 would have been lower.

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Class T of Advisor Intermediate Municipal Income
would have grown to $   18,183    , including the effect of Class T's
maximum sales charge.




ADVISOR INTERMEDIATE
MUNICIPAL INCOME - CLASS T

Fiscal Year Ended
October 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 9,872                   $ 7,124                       $ 1,187                      $ 18,183

1997                     $ 9,688                   $ 6,268                       $ 1,117                      $ 17,073

1996                     $ 9,423                   $ 5,394                       $ 1,085                      $ 15,902

1995                     $ 9,441                   $ 4,704                       $ 1,087                      $ 15,232

1994                     $ 8,845                   $ 3,777                       $ 1,018                      $ 13,640

1993                     $ 9,698                   $ 3,484                       $ 1,089                      $ 14,271

1992                     $ 10,018                  $ 2,891                       $ 0                          $ 12,909

1991                     $ 9,927                   $ 2,106                       $ 0                          $ 12,033

1990                     $ 9,652                   $ 1,327                       $ 0                          $ 10,979

1989                     $ 9,670                   $ 638                         $ 0                          $ 10,308





ADVISOR INTERMEDIATE          INDEXES
MUNICIPAL INCOME - CLASS T
Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1998                          $ 51,835  $ 52,786  $ 13,644

1997                          $ 42,491  $ 44,953  $ 13,444

1996                          $ 32,162  $ 35,753  $ 13,170

1995                          $ 25,918  $ 27,599  $ 12,787

1994                          $ 20,498  $ 22,121  $ 12,438

1993                          $ 19,735  $ 20,275  $ 12,121

1992                          $ 17,169  $ 17,263  $ 11,797

1991                          $ 15,611  $ 15,947  $ 11,431

1990                          $ 11,693  $ 12,260  $ 11,106

1989                          $ 12,640  $ 12,774  $ 10,449


Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Intermediate Municipal Income on November 1, 1988, assuming the maximum sales charge had been in effect, the net amount invested
in Class T shares was $   9,725    . The cost of the initial
investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   18,041    . If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   5,035     for dividends and $   853     for capital gain
distributions. Initial offering of Class T of Advisor Intermediate Municipal Income took place on September 10, 1992. Class T returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class T's 12b-1 fee had been reflected, returns prior to September 10, 1992 would have been lower.

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Class B of Advisor Intermediate Municipal Income
would have grown to $   18,130.




ADVISOR INTERMEDIATE
MUNICIPAL INCOME - CLASS B

Fiscal Year Ended
October 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 10,151                  $ 6,759                       $ 1,220                      $ 18,130

1997                     $ 9,962                   $ 6,030                       $ 1,149                      $ 17,141

1996                     $ 9,680                   $ 5,257                       $ 1,114                      $ 16,051

1995                     $ 9,708                   $ 4,666                       $ 1,118                      $ 15,492

1994                     $ 9,095                   $ 3,838                       $ 1,047                      $ 13,980

1993                     $ 9,972                   $ 3,582                       $ 1,120                      $ 14,674

1992                     $ 10,302                  $ 2,972                       $ 0                          $ 13,274

1991                     $ 10,207                  $ 2,166                       $ 0                          $ 12,373

1990                     $ 9,925                   $ 1,364                       $ 0                          $ 11,289

1989                     $ 9,943                   $ 656                         $ 0                          $ 10,599





ADVISOR INTERMEDIATE          INDEXES
MUNICIPAL INCOME - CLASS B
Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1998                          $ 51,835  $ 52,786  $ 13,644

1997                          $ 42,491  $ 44,953  $ 13,444

1996                          $ 32,162  $ 35,753  $ 13,170

1995                          $ 25,918  $ 27,599  $ 12,787

1994                          $ 20,498  $ 22,121  $ 12,438

1993                          $ 19,735  $ 20,275  $ 12,121

1992                          $ 17,169  $ 17,263  $ 11,797

1991                          $ 15,611  $ 15,947  $ 11,431

1990                          $ 11,693  $ 12,260  $ 11,106

1989                          $ 12,640  $ 12,774  $ 10,449


Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Intermediate Municipal Income on November 1, 1988, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   17,725    . If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   4,878     for dividends and $   877     for capital gain
distributions. Initial offering of Class B of Advisor Intermediate Municipal Income took place on June 30, 1994. Class B returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.25%. Class B returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class B's 12b-1 fee had been reflected, returns prior to June 30, 1994 would have been lower.

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Class C of Advisor Intermediate Municipal Income
would have grown to $   18,110.




ADVISOR INTERMEDIATE
MUNICIPAL INCOME - CLASS C

Fiscal Year Ended
October 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 10,151                  $ 6,739                       $ 1,220                      $ 18,110

1997                     $ 9,962                   $ 6,030                       $ 1,149                      $ 17,141

1996                     $ 9,680                   $ 5,257                       $ 1,114                      $ 16,051

1995                     $ 9,708                   $ 4,666                       $ 1,118                      $ 15,492

1994                     $ 9,095                   $ 3,838                       $ 1,047                      $ 13,980

1993                     $ 9,972                   $ 3,582                       $ 1,120                      $ 14,674

1992                     $ 10,302                  $ 2,972                       $ 0                          $ 13,274

1991                     $ 10,207                  $ 2,166                       $ 0                          $ 12,373

1990                     $ 9,925                   $ 1,364                       $ 0                          $ 11,289

1989                     $ 9,943                   $ 656                         $ 0                          $ 10,599





ADVISOR INTERMEDIATE          INDEXES
MUNICIPAL INCOME - CLASS C
Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1998                          $ 51,835  $ 52,786  $ 13,644

1997                          $ 42,491  $ 44,953  $ 13,444

1996                          $ 32,162  $ 35,753  $ 13,170

1995                          $ 25,918  $ 27,599  $ 12,787

1994                          $ 20,498  $ 22,121  $ 12,438

1993                          $ 19,735  $ 20,275  $ 12,121

1992                          $ 17,169  $ 17,263  $ 11,797

1991                          $ 15,611  $ 15,947  $ 11,431

1990                          $ 11,693  $ 12,260  $ 11,106

1989                          $ 12,640  $ 12,774  $ 10,449


Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Intermediate Municipal Income on November 1, 1988, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   17,705    . If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   4,866     for dividends and $   877     for capital gain
distributions. Initial offering of Class C of Advisor Intermediate Municipal Income took place on November 3, 1997. Class C returns prior to November 3, 1997 through June 30, 1994 are those of Class B which reflect a 12b-1 fee of 0.90% (1.00% prior to January 1, 1996). Class C returns prior to June 30, 1994 through September 10, 1992 are those of Class T which reflect a 12b-1 fee of 0.25%. Class C returns prior to September 10, 1992 are those of Institutional Class which has no 12b-1 fee. If Class C's 12b-1 fee had been reflected, returns prior to November 3, 1997 through January 1, 1996 and prior to June 30, 1994 would have been lower.

During the 10-year period ended October 31, 1998, a hypothetical
$10,000 investment in Institutional Class of Advisor Intermediate
Municipal Income would have grown to $   18,966    .




ADVISOR INTERMEDIATE
MUNICIPAL INCOME -
INSTITUTIONAL CLASS

Fiscal Year Ended
October 31               Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                         Investment                Distributions                 Gain Distributions

1998                     $ 10,141                  $ 7,604                       $ 1,221                      $ 18,966

1997                     $ 9,962                   $ 6,677                       $ 1,149                      $ 17,788

1996                     $ 9,689                   $ 5,720                       $ 1,116                      $ 16,525

1995                     $ 9,708                   $ 4,963                       $ 1,118                      $ 15,789

1994                     $ 9,095                   $ 3,959                       $ 1,048                      $ 14,102

1993                     $ 9,972                   $ 3,624                       $ 1,120                      $ 14,716

1992                     $ 10,302                  $ 2,974                       $ 0                          $ 13,276

1991                     $ 10,207                  $ 2,166                       $ 0                          $ 12,373

1990                     $ 9,925                   $ 1,364                       $ 0                          $ 11,289

1989                     $ 9,943                   $ 656                         $ 0                          $ 10,599





ADVISOR INTERMEDIATE          INDEXES
MUNICIPAL INCOME -
INSTITUTIONAL CLASS
Fiscal Year Ended October 31  S&P 500   DJIA      Cost of Living


1998                          $ 51,835  $ 52,786  $ 13,644

1997                          $ 42,491  $ 44,953  $ 13,444

1996                          $ 32,162  $ 35,753  $ 13,170

1995                          $ 25,918  $ 27,599  $ 12,787

1994                          $ 20,498  $ 22,121  $ 12,438

1993                          $ 19,735  $ 20,275  $ 12,121

1992                          $ 17,169  $ 17,263  $ 11,797

1991                          $ 15,611  $ 15,947  $ 11,431

1990                          $ 11,693  $ 12,260  $ 11,106

1989                          $ 12,640  $ 12,774  $ 10,449


Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Intermediate Municipal Income on November 1, 1988, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   18,542    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   5,325     for
dividends and $   877     for capital gain distributions.

INTERNATIONAL INDEXES, MARKET CAPITALIZATION, AND NATIONAL
STOCK MARKET RETURN

The following tables show the total market capitalization of certain countries according to the Morgan Stanley Capital International indexes database, the total market capitalization of Latin American countries according to the International Finance Corporation Emerging Markets database, and the performance of national stock markets as measured in U.S. dollars by the Morgan Stanley Capital International stock market indexes for the twelve months ended December 31, 1998. Of course, these results are not indicative of future stock market performance or the funds' performance. Market conditions during the periods measured fluctuated widely. Brokerage commissions and other fees are not factored into the values of the indexes.

MARKET CAPITALIZATION. Companies outside the United States now make up nearly two-thirds of the world's stock market capitalization.
According to Morgan Stanley Capital International, the size of the
markets as measured in U.S. dollars grew from $   6,206.9     billion
in 1997 to $   8,045.9     billion in 1998.

The following table measures the total market capitalization of certain countries according to the Morgan Stanley Capital
International indexes database. The value of the markets are measured in billions of U.S. dollars as of December 31, 1998.

   TOTAL MARKET CAPITALIZATION

Australia  $ 191.10  Japan               $ 1,566.90

Austria     24.60    Netherlands          484.80

Belgium     143.90   Norway               28.50

Canada      286.00   Singapore/Malaysia   51.40

Denmark     66.20    Spain                250.10

France      701.80   Sweden               196.50

Germany     795.10   Switzerland          600.30

Hong Kong   154.10   United Kingdom       1,585.90

Italy       389.20   United States        8,045.90


The following table measures the total market capitalization of Latin American countries according to the International Finance Corporation Emerging Markets database. The value of the markets is measured in
billions of U.S. dollars as of December 31   ,     1998.

   TOTAL MARKET CAPITALIZATION - LATIN AMERICA

Argentina            $ 24.89

Brazil                65.87

Chile                 31.84

Colombia              6.33

Mexico                67.17

Venezuela             4.69



Total Latin America  $ 200.79



NATIONAL STOCK MARKET PERFORMANCE. Certain national stock markets have outperformed the U.S. stock market. The first table below represents the performance of national stock markets as measured in U.S. dollars by the Morgan Stanley Capital International stock market indexes for the twelve months ended December 31, 1998. The second table shows the same performance as measured in local currency. Each table measures return based on the period's change in price, dividends paid on stocks in the index, and the effect of reinvesting dividends net of any applicable foreign taxes. These are unmanaged indexes composed of a sampling of selected companies representing an approximation of the market structure of the designated country.

STOCK MARKET PERFORMANCE
MEASURED IN U.S. DOLLARS

Australia   6.1%   Japan                5.1%

Austria     0.4%   Netherlands          23.21%

Belgium     67.7%  Norway               -30.1%

Canada      -6.1%  Singapore/Malaysia   -12.9%

Denmark     9.0%   Spain                49.9%

France      41.5%  Sweden               14.0%

Germany     29.4%  Switzerland          23.5%

Hong Kong   -2.9%  United Kingdom       17.8%

Italy       52.5%  United States        30.1%


STOCK MARKET PERFORMANCE
MEASURED IN LOCAL CURRENCY

Australia   12.7%  Japan                -8.9%

Austria     -7.0%  Netherlands          14.1%

Belgium     55.5%  Norway               -27.7%

Canada      0.7%   Singapore/Malaysia   -14.7%

Denmark     1.3%   Spain                39.4%

France      31.4%  Sweden               16.4%

Germany     19.9%  Switzerland          16.3%

Hong Kong   -2.9%  United Kingdom       16.5%

Italy       42.2%  United States        30.1%


The following table shows the average annualized stock market returns measured in U.S. dollars as of December 31, 1998.

STOCK MARKET PERFORMANCE

                Five Years Ended December 31,  Ten Years Ended December 31,
                1998                           1998

Germany          17.91%                         15.12%

Hong Kong        -2.89%                         15.92%

Japan            -3.69%                         -5.33%

Spain            27.60%                         14.77%

United Kingdom   17.03%                         15.17%

United states    24.30%                         18.89%


PERFORMANCE COMPARISONS. A class's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on return, assume reinvestment of distributions, do not take sales charges or trading fees into consideration, and are prepared without regard to tax consequences. Lipper may also rank based on yield. In addition to the mutual fund rankings, a class's performance may be compared to stock, bond, and money market mutual fund performance indexes prepared by Lipper or other organizations. When comparing these indexes, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.

From time to time, a class's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, a class may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. A bond fund may advertise risk ratings, including symbols or numbers, prepared by independent rating agencies.

A class's performance may also be compared to that of each index representing the universe of securities in which the fund may invest. The return of each index reflects reinvestment of all dividends and capital gains paid by securities included in each index. Unlike a class's returns, however, each index's returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.

Advisor Strategic Income may compare its performance to that of the Fidelity Strategic Income Composite Index which is a hypothetical representation of the performance of the fund's general investment categories according to their respective weightings in the fund's neutral mix. The Fidelity Strategic Income Composite Index represents
   Advisor     Strategic Income's four general investment categories
according to their respective weighting in the fund's neutral mix (40% high yield, 30% U.S. Government and investment-grade, 15% foreign developed markets and 15% emerging markets). The following indexes are used to calculate the Fidelity Strategic Income Composite Index:
Merrill Lynch High Yield Master Index for the high yield category, Lehman Brothers Government Bond Index for the U.S. Government and investment grade category, Salomon Brothers Non-U.S. Dollar World
Government Bond Index for    the     foreign developed markets
category, and J.P. Morgan Emerging Markets Bond Index Plus for the emerging markets category. The index weightings of the Fidelity Strategic Income Composite Index are rebalanced monthly.

MERRILL LYNCH HIGH YIELD MASTER INDEX. A market capitalization-weighted index of all domestic and yankee high-yield bonds with an outstanding par value of at least $50 million and maturities of at least one year. Issues included in the index have a credit rating lower than BBB-Baa3 but are not in default (DDD1 or lower). Split-rated issues (i.e., rated investment-grade by one rating agency and high-yield by another) are included in the index based on the issue's corresponding composite rating. Structured-note issues, deferred interest bonds, and pay-in-kind bonds are excluded.

LEHMAN BROTHERS GOVERNMENT BOND INDEX is a market
   value    -weighted index of U.S. Government and government agency
securities (other than mortgage securities) with maturities of one year or more. Issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. Government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. Government.

SALOMON BROTHERS NON-U.S. DOLLAR WORLD GOVERNMENT BOND INDEX is a market value-weighted index that is designed to reflect the performance of 16 world government bond markets, excluding the United States. Issues included in the index have fixed-rate coupons and maturities of one year or more.

J.P. MORGAN EMERGING MARKETS BOND INDEX PLUS is a market
   value    -weighted index of U.S. dollar- and other external
currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets.

Advisor Balanced may compare its performance to that of the Fidelity Balanced Composite Index which is a hypothetical representation of the performance of the fund's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to calculate the Fidelity Balanced Composite Index: Standard & Poor's 500 Index (S&P 500) for the equity category and the Lehman Brothers Aggregate Bond Index for the bond category. The index weightings of the Fidelity Balanced Composite Index are rebalanced monthly.

S&P 500 is a market capitalization-weighted index of common stocks.

LEHMAN BROTHERS AGGREGATE BOND INDEX is a market    value    -weighted
   index     for investment-grade fixed-rate debt issues, including
government, corporate, asset-backed, and mortgage-backed securities. Issues included in the index have an outstanding par value of at least $100 million and maturities of at least one year. Government and corporate issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. Government agencies, as well as nonconvertible investment-grade, SEC-registered corporate debt. Mortgage-backed securities include 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Fannie Mae. Asset-backed securities include credit card, auto, and home equity loans.

   Advisor Asset Allocation may compare its performance to that of the Aggressive Asset Allocation Composite Index which is a hypothetical representation of the performance of the fund's three asset classes according to their respective weighting in the fund's neutral mix (5% short-term/money market; 25% bonds; and 70% stocks). The following indexes are used to calculate the Aggressive Allocation Composite
Index: S&P 500 for the stock class, Lehman Brothers Aggregate Bond Index for the bond class and the Lehman Brothers 3-Month Treasury Bill Index for the short term/money market class. The index weightings of the Aggressive Asset Allocation Composite Index are rebalanced monthly.

   S&P 500 is a market capitalization-weighted index of common stocks.

   LEHMAN BROTHERS AGGREGATE BOND INDEX is a market value-weighted index for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities. Issues included in the index have an outstanding par value of at least $100 million and maturities of at least one year. Government and corporate issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. Government agencies, as well as nonconvertible investment-grade, SEC-registered corporate debt. Mortgage-backed securities include 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Fannie Mae. Asset-backed securities include credit card, auto, and home equity loans.

   LEHMAN BROTHERS 3-MONTH TREASURY BILL INDEX which represents the average of the Treasury Bill rates for each of the prior three months, adjusted to a bond equivalent yield basis (short-term and money market instruments).

   Advisor Asset Allocation has the ability to invest in securities that are not included in any of the indexes, and the fund's actual investment portfolio may not reflect the composition or the weighting of the indexes used. The Lehman Brothers 3-Month Treasury Bill Index, the Lehman Brothers Aggregate Bond Index, the S&P 500, and the Aggressive Asset Allocation Composite Index include reinvestment of income or dividends, as appropriate, and are based on the prices of unmanaged groups of U.S. Treasury obligations, other fixed-income obligations or stocks, as appropriate. Unlike the fund's returns, the indexes do not include the effect of paying brokerage commissions, spreads, or other costs of investing. Historical results are used for illustrative purposes only and do not reflect the past or future performance of the fund.

   Advisor Equity Growth may compare its performance to that of the Russell 3000 Growth Index, a market capitalization-weighted index of U.S. domiciled growth oriented stocks. Advisor Equity Growth may also compare its performance to that of the S&P 500, a market capitalization-weighted index of common stocks.

   Advisor Equity Income may compare its performance to that of the Russell 3000 Value Index, a market capitalization-weighted index of U.S. domiciled value oriented stocks. Advisor Equity Income may also compare its performance to that of the S&P 500, a market capitalization-weighted index of common stocks.

Advisor Small Cap may compare its performance to that of the Russell 2000 Index, a market capitalization-weighted index of 2,000 small company stocks.

Advisor Mid Cap may compare its performance to that of the Standard & Poor's MidCap 400(registered trademark)Index, a market capitalization-weighted index of 400 medium-capitalization stocks.

Each of Advisor Overseas and Advisor Diversified International may compare its performance to that of the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index, a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside of the United States and Canada. The index returns for periods after January 1, 1997 are adjusted for tax withholding rates applicable to U.S.-based mutual funds organized as Massachusetts business trusts. Effective October 1, 1998, the country of Malaysia was removed from this index. The index returns reflect the inclusion of Malaysia prior to October 1, 1998.

Advisor International Capital Appreciation may compare its performance to that of the Morgan Stanley Capital International AC World Index
Free     ex USA   ,     a market capitalization   -    weighted equity
index comprising    47     countries,    21     developed markets and
   26     emerging markets.

Advisor Europe Capital Appreciation may compare its performance to that of the Morgan Stanley Capital International Europe Index, a market capitalization-weighted index that is designed to represent the performance of developed stock markets in Europe. The index returns for periods after January 1, 1997 are adjusted for tax withholding rates applicable to U.S.-based mutual funds organized as Massachusetts business trusts.

Advisor Japan may compare its performance to that of the Tokyo Stock
   Exchange     Index (TOPIX), a market capitalization-weighted index
of over 1100 stocks traded in the Japanese market.

Advisor Latin America may compare its performance to that of the Morgan Stanley Capital International Emerging Markets Free - Latin America Index, a market capitalization-weighted index of approximately 170 stocks traded in seven Latin American markets.

Advisor Global Equity may compare its performance to that of the Morgan Stanley Capital International World Index, a market capitalization-weighted index that is designed to represent the performance of developed stock markets throughout the world. Effective October 1, 1998, the country of Malaysia was removed from this index. The index returns reflect the inclusion of Malaysia prior to October 1, 1998.

Stocks are selected for the Morgan Stanley Capital International
(MSCI) indexes on the basis of industry representation, liquidity, sufficient float, and avoidance of cross-ownership. The MSCI Free index excludes those stocks that cannot be purchased by foreign investors in otherwise free markets.

Advisor Balanced may also compare its performance to the Lehman
Brothers Aggregate Bond Index, a market    value-weighted     index
for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities. Issues included in the index have an outstanding par value of at least $100 million and maturities of at least one year. Government and corporate issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. Government agencies, as well as nonconvertible investment-grade, SEC-registered corporate debt. Mortgage-backed securities include 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Fannie Mae. Asset-backed securities include credit card, auto, and home equity loans.

Each of Advisor High Yield and Advisor Strategic Income may compare its performance to that of the Merrill Lynch High Yield Master Index,
a market    value-weighted     index of all domestic and yankee
high-yield bonds with an outstanding par value of at least $50 million and maturities of at least one year. Issues included in the index have a credit rating lower than BBB-Baa3 but are not in default (DDD1 or lower). Split-rated issues (i.e., rated investment-grade by one rating agency and high-yield by another) are included in the index based on the issue's corresponding composite rating. Structured-note issues, deferred interest bonds, and pay-in-kind bonds are excluded.

   Advisor Mortgage Securities may compare its performance to that of the Lehman Brothers Mortgage-Backed Securities Index, a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years that are issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC), and balloon mortgages with fixed-rate coupons. Buydowns, manufactured homes, and graduated equity mortgages are not included in the index.

Advisor Government Investment may compare its performance to that of the Lehman Brothers Government Bond Index, a market value-weighted index of U.S. Government and government agency securities (other than mortgage securities) with maturities of one year or more. Issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. Government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. Government.

Advisor Intermediate Bond may compare its performance to that of the Lehman Brothers Intermediate Government/Corporate Bond Index, a market
   value-weighted     index for government and corporate fixed-rate
debt issues. Issues included in the index have an outstanding par value of at least $100 million and maturities between one and 10 years. Government and corporate issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. Government agencies, as well as nonconvertible investment-grade, SEC-registered corporate debt.

Advisor Short Fixed-Income may compare its performance to that of the Lehman Brothers 1-3 Year Government/Corporate Bond Index, a market
value-weighted     index for government and corporate fixed-rate debt
issues. Issues included in the index have an outstanding par value of at least $100 million and maturities between one and three years. Government and corporate issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. Government agencies, as well as nonconvertible investment-grade, SEC-registered corporate debt.

Advisor Emerging Markets Income may compare its performance to that of the J.P. Morgan Emerging Markets Bond Index Plus, a market
value-weighted     index of U.S. dollar- and other external
currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets.

Each municipal bond fund may compare its performance to the Lehman
Brothers Municipal Bond Index, a market    value-weighted     index
for investment-grade municipal bonds with maturities of one year or more. In addition, Advisor Intermediate Municipal Income may compare its performance to that of the Lehman Brothers 1-17 Year Municipal
Bond Index, a market    value-weighted     index for investment-grade
municipal bonds with maturities between one and 17 years. Issues included in each index have been issued after December 31, 1990 and have an outstanding par value of at least $50 million. Subsequent to December 31, 1995, zero coupon bonds and issues subject to the alternative minimum tax are included in each index.

A class may be compared in advertising to Certificates of Deposit
(CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.

Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes.

Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates returns in the same method as the funds. The funds may also compare performance to that of other compilations or indexes that may be developed and made available in the future.

A municipal bond fund may compare and contrast in advertising the relative advantages of investing in a mutual fund versus an individual municipal bond. Unlike municipal bond mutual funds, individual municipal bonds offer a stated rate of interest and, if held to maturity, repayment of principal. Although some individual municipal bonds might offer a higher return, they do not offer the reduced risk of a mutual fund that invests in many different securities. The sales charges of many municipal bond mutual funds are lower than the purchase cost of individual municipal bonds, which are generally subject to direct brokerage costs.

In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; model portfolios or allocations; and saving for college or other goals. In addition, Fidelity may quote or reprint financial or business publications and periodicals, as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products.

Each fund may be advertised as part of certain asset allocation programs involving other Fidelity or non-Fidelity mutual funds. These asset allocation programs may advertise a model portfolio and its performance results.

Each fund may be advertised as part of a no transaction fee (NTF) program in which Fidelity and non-Fidelity mutual funds are offered. An NTF program may advertise performance results.

A class may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote the fund's current portfolio manager.

VOLATILITY. A class may quote various measures of volatility and benchmark correlation in advertising. In addition, the class may compare these measures to those of other funds. Measures of volatility seek to compare a class's historical share price fluctuations or returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a fund may also discuss or illustrate examples of interest rate sensitivity.

MOMENTUM INDICATORS indicate a class's price movements over specific periods of time. Each point on the momentum indicator represents a class's percentage change in price movements over that period.

A fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.

As of    December 31    ,    1998,     FMR advised over $   34
billion in municipal fund assets, $   118     billion in taxable
fixed-income fund assets, $   123     billion in money market fund
assets, $   497     billion in equity fund assets, $   13     billion
in international fund assets, and $   29     billion in Spartan fund
assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.

In addition to performance rankings, each class of a bond fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A class's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield.

PRIOR PERFORMANCE OF SIMILAR FUNDS

Because    Advisor     Dividend Growth,    Advisor     Retirement
Growth,    Advisor     Asset Allocation,    Advisor     Diversified
International,    Advisor     Europe Capital Appreciation,    Advisor
    Japan,    Advisor     Latin America, and    Advisor     Global
Equity (Corresponding Funds) were new when this SAI was printed, their
performance history is not included. However,    Advisor     Dividend
Growth,    Advisor     Retirement Growth,    Advisor     Asset
Allocation,    Advisor     Diversified International,    Advisor
    Europe Capital Appreciation,    Advisor     Japan, and    Advisor
    Latin America are modeled after the following existing registered funds, respectively: Fidelity Dividend Growth, Fidelity Retirement Growth, Fidelity Asset Manager: Growth, Fidelity Diversified International, Fidelity Europe Capital Appreciation, Fidelity Japan, and Fidelity Latin America (Related Funds).

The Related Funds are managed by FMR and have investment objectives
   and     policies that are substantially    identical in all
material respects to those of     the Corresponding Funds described in
this SAI. The Related Funds, however, have different expenses and are sold through different distribution channels.

Below you will find information about the prior performance of the Related Funds, not the performance of the Corresponding Funds described in this SAI. The performance data of the Related Funds is
net of    management     fees and other expenses    and is based on
past results    .

Although the Corresponding Funds described in this SAI have
   investment objectives and policies that are substantially identical in all material respects to those of the Related Funds, you should not assume that the Corresponding Funds will have the same performance as the Related Funds. For example, a Corresponding Fund's future performance may be better or worse than the performance of its Related Fund due to, among other things, differences in sales charges, expenses, asset sizes and cash flows between the Corresponding Fund and its Related Fund.

MOVING AVERAGES. Like the    Corresponding F    unds, a Related Fund
may illustrate performance using moving averages. For December 31, 1998, the 13-week and 39-week long-term moving averages for each
Related Fund are    shown     below.

                                13-WEEK  39-WEEK

Fidelity Dividend Growth         26.56    25.45

Fidelity Retirement Growth       18.60    18.10

Fidelity Asset Manager: Growth   17.35    17.09

Fidelity Diversified             16.76    17.25
International

Fidelity Europe Capital          16.63    17.57
Appreciation

Fidelity Japan                   10.54    10.10

Fidelity Latin America           10.55    12.39


CALCULATING HISTORICAL FUND RESULTS. The following tables show performance for each Related Fund calculated including certain Related Fund expenses for the period ended December 31, 1998. Fidelity Europe Capital Appreciation, Fidelity Japan, and Fidelity Latin America have a maximum front-end sales charge of 3%, which is included in the average annual and cumulative returns. Return figures do not include the effect of paying Fidelity Europe Capital Appreciation's, Fidelity Japan's, or Fidelity Latin America's $25 exchange fee, which was in effect from December 1, 1987 through October 23, 1989, or other charges for special transactions or services, such as Fidelity Europe Capital Appreciation's 1.00% short-term trading fee for shares held less than 90 days, or Fidelity Japan's or Fidelity Latin America's 1.5% short-term trading fee for shares held less than 90 days.


                        Average Annual Returns                                          Cumulative Returns

                        One Year      Five Years  Ten Years/ Life of Fund*    One Year    Five  Years       Ten Years/
                                                                                                            Life of Fund*

Fidelity Dividend
Growth                  35.85%        26.53%      27.33%                      35.85%       224.27%          294.69%

Fidelity Retirement
Growth                  35.89%        16.76%      17.46%                      35.89%       117.02%           400.01%

Fidelity Asset Manager:
Growth                   18.08%       14.30%      16.43%                      18.08%        95.06%           195.74%

Fidelity Diversified     14.39%       13.24%      11.94%                      14.39%        86.20%           120.66%
International

Fidelity Europe Capital  18.01%       17.88%      17.83%                      18.01%       127.57%           128.25%
Appreciation

Fidelity Japan            9.69%       -0.18%       2.79%                       9.69%        -0.88%            18.91%

Fidelity Latin America  -40.19%        7.79%       1.37%                     -40.19%       -33.32%             8.08%





* Life of fund figures are from commencement of operations (April 27, 1993 for Fidelity Dividend Growth, December 30, 1991 for Fidelity Asset Manager: Growth, December 27, 1991 for Fidelity Diversified International, December 21, 1993 for Fidelity Europe Capital Appreciation, September 15, 1992 for Fidelity Japan, and April 19, 1993 for Fidelity Latin America) through December 31, 1998.

Note: If FMR had not reimbursed certain fund expenses during these periods, Fidelity Asset Manager: Growth's, Fidelity Diversified
International's, and Fidelity Japan's returns would have been lower.

The following tables show the income and capital elements of each Related Fund's cumulative return. The tables compare each Related Fund's return to the record of the S&P 500, the DJIA, and the cost of living, as measured by the CPI, over the same period. The CPI information is as of the month-end closest to the initial investment date for each Related Fund. The S&P 500 and DJIA comparisons are provided to show how each Related Fund's return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Each Related Fund has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indexes. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each Related Fund's returns, do not include the effect of brokerage commissions or other costs of investing.

The following tables show the growth in value of a hypothetical $10,000 investment in each Related Fund during the past 10 years ended on the most recent calendar quarter of each Related Fund or life of each fund, as applicable, assuming all distributions were reinvested. Returns are based on past results and are not an indication of future performance. Tax consequences of different investments (with the exception of foreign tax withholdings) have not been factored into the figures below.

FIDELITY DIVIDEND GROWTH: During the period from April 27, 1993
(commencement of operations) to December 31, 1998, a hypothetical
$10,000 investment in Fidelity Dividend Growth would have grown to
$   39,469    , assuming all distributions were reinvested.




FIDELITY DIVIDEND GROWTH

Period Ended December 31  Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 28,730                  $ 786                         $ 9,953                      $ 39,469

1997                      $ 23,270                  $ 477                         $ 5,306                      $ 29,053

1996                      $ 20,090                  $ 260                         $ 2,365                      $ 22,715

1995                      $ 15,840                  $ 120                         $ 1,495                      $ 17,455

1994                      $ 12,370                  $ 21                          $ 300                        $ 12,691

1993*                     $ 12,110                  $ 11                          $ 51                         $ 12,172





FIDELITY DIVIDEND GROWTH  INDEXES
Period Ended December 31  S&P 500   DJIA      Cost of Living**


1998                      $ 31,929  $ 30,493  $ 11,382

1997                      $ 24,832  $ 25,826  $ 11,201

1996                      $ 18,620  $ 20,684  $ 10,014

1995                      $ 15,143  $ 16,071  $ 10,660

1994                      $ 11,007  $ 11,755  $ 10,396

1993*                     $ 10,864  $ 11,198  $ 10,125


* From April 27, 1993 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Fidelity Dividend Growth on April 27, 1993, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   17,669    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   480     for
dividends and $   6,110     for capital gain distributions.

FIDELITY RETIREMENT GROWTH: During the ten-year period ended December 31, 1998, a hypothetical $10,000 investment in Fidelity Retirement
Growth would have grown to $   50,001    , assuming all distributions
were reinvested.




FIDELITY RETIREMENT GROWTH

Period Ended December 31  Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 16,661                  $ 3,186                       $ 30,154                     $ 50,001

1997                      $ 13,688                  $ 2,353                       $ 20,754                     $ 36,795

1996                      $ 14,045                  $ 2,169                       $ 14,826                     $ 31,040

1995                      $ 14,777                  $ 1,848                       $ 12,027                     $ 28,652

1994                      $ 13,193                  $ 1,196                       $ 8,665                      $ 23,054

1993                      $ 14,736                  $ 1,020                       $ 7,284                      $ 23,040

1992                      $ 13,355                  $ 775                         $ 4,735                      $ 18,865

1991                      $ 14,809                  $ 692                         $ 1,557                      $ 17,058

1990                      $ 10,926                  $ 371                         $ 420                        $ 11,717

1989                      $ 12,721                  $ 320                         $ 0                          $ 13,041





FIDELITY RETIREMENT GROWTH  INDEXES
Period Ended December 31    S&P 500   DJIA      Cost of Living


1998                        $ 57,973  $ 55,702  $ 13,602

1997                        $ 45,088  $ 47,176  $ 13,386

1996                        $ 33,809  $ 37,784  $ 13,162

1995                        $ 27,496  $ 29,357  $ 12,739

1994                        $ 19,985  $ 21,472  $ 12,423

1993                        $ 19,726  $ 20,455  $ 12,100

1992                        $ 17,920  $ 17,484  $ 11,776

1991                        $ 16,647  $ 16,295  $ 11,444

1990                        $ 12,758  $ 13,105  $ 11,104

1989                        $ 13,168  $ 13,176  $ 10,465


Explanatory Notes: With an initial investment of $10,000 in Fidelity Retirement Growth on January 1, 1989, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   37,904    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   1,698     for
dividends and $   14,492     for capital gain distributions.

FIDELITY ASSET MANAGER: GROWTH: During the period from December 30, 1991 (commencement of operations) to December 31, 1998, a hypothetical $10,000 investment in Fidelity Asset Manager: Growth would have grown
to $   29,574    , assuming all distributions were reinvested.




FIDELITY ASSET MANAGER: GROWTH

Period Ended December 31  Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 18,680                  $ 2,502                       $ 8,392                      $ 29,574

1997                      $ 18,480                  $ 1,989                       $ 4,577                      $ 25,046

1996                      $ 16,350                  $ 1,322                       $ 2,134                      $ 19,806

1995                      $ 15,170                  $ 787                         $ 886                        $ 16,843

1994                      $ 12,840                  $ 452                         $ 750                        $ 14,042

1993                      $ 14,250                  $ 279                         $ 633                        $ 15,162

1992                      $ 11,770                  $ 152                         $ 81                         $ 12,003

1991*                     $ 10,080                  $ 0                           $ 0                          $ 10,080





FIDELITY ASSET MANAGER: GROWTH  INDEXES
Period Ended December 31        S&P 500   DJIA      Cost of Living**


1998                            $ 34,991  $ 34,240  $ 11,885

1997                            $ 27,214  $ 28,999  $ 11,697

1996                            $ 20,406  $ 23,225  $ 11,501

1995                            $ 16,596  $ 18,046  $ 11,131

1994                            $ 12,063  $ 13,199  $ 10,856

1993                            $ 11,906  $ 12,574  $ 10,573

1992                            $ 10,816  $ 10,747  $ 10,290

1991*                           $ 10,048  $ 10,016  $ 10,000


* From December 30, 1991 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Fidelity Asset Manager: Growth on December 30, 1991, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   19,853    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   1,840     for
dividends and $   6,260     for capital gain distributions.

FIDELITY DIVERSIFIED INTERNATIONAL: During the period from December 27, 1991 (commencement of operations) to December 31, 1998, a hypothetical $10,000 investment in Fidelity Diversified International
would have grown to $   22,066    , assuming all distributions were
reinvested.




FIDELITY DIVERSIFIED
INTERNATIONAL

Period Ended December 31  Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 17,720                  $ 1,338                       $ 3,008                      $ 22,066

1997                      $ 16,130                  $ 956                         $ 2,203                      $ 19,289

1996                      $ 14,710                  $ 673                         $ 1,579                      $ 16,962

1995                      $ 12,690                  $ 434                         $ 1,009                      $ 14,133

1994                      $ 11,300                  $ 175                         $ 505                        $ 11,980

1993                      $ 11,600                  $ 148                         $ 103                        $ 11,851

1992                      $ 8,570                   $ 101                         $ 0                          $ 8,671

1991*                     $ 10,060                  $ 0                           $ 0                          $ 10,060





FIDELITY DIVERSIFIED      INDEXES
INTERNATIONAL
Period Ended December 31  S&P 500   DJIA      Cost of Living**


1998                      $ 35,747  $ 34,937  $ 11,885

1997                      $ 27,802  $ 29,589  $ 11,697

1996                      $ 20,847  $ 23,698  $ 11,501

1995                      $ 16,954  $ 18,413  $ 11,131

1994                      $ 12,323  $ 13,467  $ 10,856

1993                      $ 12,163  $ 12,829  $ 10,573

1992                      $ 11,049  $ 10,966  $ 10,290

1991*                     $ 10,265  $ 10,220  $ 10,000


* From December 27, 1991 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Fidelity Diversified International on December 27, 1991, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their
cas   h     value at the time they were reinvested) amounted to
$   13,405    . If distributions had not been reinvested, the amount
of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   930     for dividends and $   2,140     for capital gain
distributions.

FIDELITY EUROPE CAPITAL APPRECIATION: During the period from December 21, 1993 (commencement of operations) to December 31, 1998, a hypothetical $10,000 investment in Fidelity Europe Capital
Appreciation would have grown to $   22,825    , including the effect
of the fund's 3% sales charge.




FIDELITY EUROPE CAPITAL
APPRECIATION

Period Ended December 31  Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 17,324                  $ 871                         $ 4,630                      $ 22,825

1997                      $ 14,240                  $ 715                         $ 3,806                      $ 18,761

1996                      $ 13,182                  $ 495                         $ 1,337                      $ 15,014

1995                      $ 11,698                  $ 228                         $ 0                          $ 11,926

1994                      $ 10,398                  $ 0                           $ 0                          $ 10,398

1993*                     $ 9,729                   $ 0                           $ 0                          $ 9,729





FIDELITY EUROPE CAPITAL   INDEXES
APPRECIATION
Period Ended December 31  S&P 500   DJIA      Cost of Living**


1998                      $ 29,481  $ 27,316  $ 11,241

1997                      $ 22,929  $ 23,135  $ 11,063

1996                      $ 17,193  $ 18,529  $ 10,878

1995                      $ 13,982  $ 14,397  $ 10,528

1994                      $ 10,163  $ 10,530  $ 10,267

1993*                     $ 10,031  $ 10,031  $ 10,000


* From December 21, 1993 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Fidelity Europe Capital Appreciation on December 21, 1993, assuming the 3% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   14,212    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   601     for
dividends and $   3,279     for capital gain distributions. The
figures in the table do not include the effect of the fund's 1.0% short-term trading fee applicable to shares held less than 90 days.

FIDELITY JAPAN: During the period from September 15, 1992
(commencement of operations) to December 31, 1998, a hypothetical
$10,000 investment in Fidelity Japan would have grown to
$   11,891    , including the effect of the fund's 3% sales charge.




FIDELITY JAPAN

Period Ended December 31  Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 10,961                  $ 245                         $ 685                        $ 11,891

1997                      $ 9,719                   $ 189                         $ 607                        $ 10,515

1996                      $ 11,077                  $ 11                          $ 692                        $ 11,780

1995                      $ 12,484                  $ 0                           $ 780                        $ 13,264

1994                      $ 12,756                  $ 0                           $ 797                        $ 13,553

1993                      $ 11,262                  $ 0                           $ 375                        $ 11,637

1992*                     $ 9,661                   $ 0                           $ 0                          $ 9,661





FIDELITY JAPAN            INDEXES
Period Ended December 31  S&P 500   DJIA      Cost of Living**


1998                      $ 33,871  $ 31,889  $ 11,599

1997                      $ 26,343  $ 27,008  $ 11,415

1996                      $ 19,753  $ 21,631  $ 11,224

1995                      $ 16,064  $ 16,807  $ 10,863

1994                      $ 11,677  $ 12,293  $ 10,594

1993                      $ 11,525  $ 11,710  $ 10,318

1992*                     $ 10,469  $ 10,010  $ 10,042


* From September 15, 1992 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Fidelity Japan on September 15, 1992, assuming the 3% sales charge had been in effect, the net amount investment in fund shares was $9,700. The cost
of    the     initial investment ($10,000) together with the aggregate
cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   10,967    . If distributions had not been reinvested,
the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   213     for dividends and $   728     for capital gain
distributions. The figures in the table do not include the effect of the fund's 1.5% short-term trading fee applicable to shares held less than 90 days.

FIDELITY LATIN AMERICA: During the period from April 19, 1993 (commencement of operations) to December 31, 1998, a hypothetical $10,000 investment in Fidelity Latin America would have grown to
$   10,808    , including the effect of the fund's 3% sales charge.




FIDELITY LATIN AMERICA
Period Ended December 31  Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

1998                      $ 10,059                  $ 715                         $ 34                         $ 10,808

1997                      $ 16,703                  $ 770                         $ 56                         $ 17,529

1996                      $ 12,717                  $ 431                         $ 43                         $ 13,191

1995                      $ 9,904                   $ 154                         $ 33                         $ 10,091

1994                      $ 11,999                  $ 41                          $ 40                         $ 12,080

1993*                     $ 15,617                  $ 52                          $ 53                         $ 15,722





FIDELITY LATIN AMERICA    INDEXES
Period Ended December 31  S&P 500   DJIA      Cost of Living**


1998                      $ 31,265  $ 30,064  $ 11,382

1997                      $ 24,317  $ 25,462  $ 11,201

1996                      $ 18,233  $ 20,393  $ 11,014

1995                      $ 14,829  $ 15,845  $ 10,660

1994                      $ 10,778  $ 11,589  $ 10,396

1993*                     $ 10,638  $ 11,040  $ 10,125


* From April 19, 1993 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Fidelity Latin America on April 19, 1993, assuming the 3% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period
covered (their cash value at the time    they     were reinvested)
amounted to $   10,898    . If distributions had not been reinvested,
the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   825     for dividends and $   49     for capital gain
distributions. The figures in the table do not include the effect of the fund's 1.5% short-term trading fee applicable to shares held less than 90 days.

ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION

Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A and Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Class A and Class T's front-end sales charge in certain instances due to sales efficiencies and competitive considerations. The sales charge will not apply:

CLASS A SHARES ONLY

1. to shares purchased for an    employee benefit plan (as defined in
the Employee Retirement Income Security Act) (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and
their employees (formerly Keogh/H.R. 10 plans)) or a     403(b)
program    with at least $25 million or more in plan assets;

2. to shares purchased    for an employee benefit plan (except a
SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an insurance company separate account used to fund annuity contracts;

3. to shares purchased    for an employee benefit plan (except a
SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection do no qualify for this waiver;

4. to shares purchased    for an employee benefit plan (except a
SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an investment professional sponsored program that requires the participating employee benefit plan to initially invest in Class C or Class B shares and, upon meeting certain criteria, subsequently requires the plan to invest in Class A shares;

   5. to shares purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)), 403(b) programs and accounts managed by third parties do not qualify for this waiver;

   6. to shares purchased by a broker-dealer for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver;

   7. to shares purchased by a registered investment adviser that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver; or

   8. to shares purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) or investment professionals having agreements with FDC.

A sales load waiver form must accompany these transactions.

CLASS T SHARES ONLY

1. to shares purchased for an insurance company separate account used
to fund annuity contracts for employee benefit plans    (except SIMPLE
IRA, SEP, and SARSEP plans and plans covering self-employed
individuals and their employees (formerly Keogh/H.R. 10 plans)) or
403(b) programs    ;

2. to shares purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Accounts managed by third parties do not qualify for this waiver;

3. to shares purchased by a broker-dealer for a managed account that is charged an asset-based fee;

4. to shares purchased by a registered investment adviser that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee;

5. to shares purchased for an employee benefit plan    (except a
SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a
403(b) program)    ;

6. to shares purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity
contracts for employee benefit plans   , 403(b) programs or plans
covering sole-proprietors (formerly Keogh/H.R. 10 plans)     that are
invested in Fidelity Advisor or Fidelity funds or (ii) an employee
benefit plan   , 403(b) program or plan covering a sole-proprietor
(formerly Keogh/H.R. 10 plan)     that is invested in Fidelity Advisor
or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

7. to shares purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

8. to shares purchased with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end or contingent deferred sales charge;

9. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or FIL or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

10. to shares purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

11. to shares purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;

12. to shares purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue
Code); or

13. to shares purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts.

A sales load waiver form must accompany these transactions.

CLASS B AND CLASS C SHARES ONLY

T   he Class B or Class C CDSC will not apply to the redemption of shares:

   1. For disability or death, provided that the shares are sold within one year following the death or the initial determination of disability;

   2. That are permitted without penalty at age 70 1/2 pursuant to the Internal Revenue Code from retirement plans or accounts (other than of shares purchased on or after February 11, 1999 for Traditional IRAs, Roth IRAs and Rollover IRAs);

   3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs and Rollover IRAs purchased on or after February 11, 1999;

   4. Through the Fidelity Advisor Systemic Withdrawal Program; or

   5. (Applicable to Class C only) From an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R.
plan).

A waiver form must accompany these transactions.

INSTITUTIONAL CLASS SHARES ONLY

Institutional Class shares are offered to:

1. Broker-dealer managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, employee
benefit plans   , 403(b) programs and plans covering sole-proprietors
(formerly Keogh/H.R. 10 plans)     must have at least $50 million in
plan assets;

2. Registered investment advisor managed account programs, provided the registered investment advisor is not part of an organization primarily engaged in the brokerage business and the program (i) charges an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, accounts other than an employee benefit plan, 403(b) program or
plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan)     in
the program must be managed on a discretionary basis;

3. Trust institution and bank trust department managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Accounts managed by third parties are not eligible to purchase Institutional Class shares;

4. Insurance company separate accounts that will have at least $1 million invested in the Institutional Class of the Advisor funds;

5. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or
employee   ; and

6. Insurance company        programs    for employee benefit plans,
403(b) programs or plans covering sole-proprietors (formerly
Keogh/H.R. 10 plans)     that (i) charge an asset-based fee and (ii)
will have at least $1 million invested in the Institutional Class of
the Advisor funds. Insurance company        programs    for employee
benefit plans, 403(b) programs and plans covering sole-proprietors
(formerly Keogh/H.R. 10 plans)     include such programs offered by a
broker-dealer affiliate of an insurance company, provided that the affiliate is not part of an organization primarily engaged in the brokerage business.

For purchases made by managed account programs, insurance company
separate accounts or insurance company    programs for employee
benefit plans, 403(b) programs or plans covering sole-proprietors
(formerly Keogh/H.R. 10 plans)    , FDC reserves the right to waive
the requirement that $1 million be invested in the Institutional Class of the Advisor funds.

FOR CLASS A AND CLASS T SHARES ONLY

FINDER'S FEE. For all funds except Advisor Short Fixed-Income, on eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, or (iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount. Except as provided below, Class A eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $25 million or more; an individual trade of $1 million or more that is load waived; a trade which brings the value of the accumulated account(s)
of an investor (including an employee benefit plan    (except a SEP or
SARSEP plan or a plan covering self-employed individuals and their
employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program)     past
$25 million; a load waived trade that brings the value of the
accumulated account(s) of an investor    (including an employee
benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R.
10 plan)) or 403(b) program)     past $1 million; a trade for an
investor with an accumulated account value of $25 million or more; a load waived trade for an investor with an accumulated account value of $1 million or more; an incremental trade toward an investor's $25 million "Letter of Intent"; and an incremental load waived trade
toward an investor's $1 million "Letter of Intent   .    " Except as
provided below, Class T eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated
account(s) of an investor    (including an employee benefit plan
(except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or
403(b) program)     past $1 million; a trade for an investor with an
accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."

For Short Fixed-Income, on eligible purchases of (i) Class A shares in amounts of $1 million or more, or (ii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount. Except as provided
below   ,     Class A eligible purchases are the following purchases
made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan
   (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or
403(b) program)     past $1 million; a trade for an investor with an
accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent." Except as provided below, Class T eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan
   (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or
403(b) program)     past $1 million; a trade for an investor with an
accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."

Shares held by an insurance company separate account will be aggregated at the client (e.g., the contract holder or plan sponsor) level, not at the separate account level. Upon request, anyone
claiming eligibility for the    0    .25% fee with respect to shares
held by an insurance company separate account must provide FDC access to records detailing purchases at the client level.

For the purpose of determining the availability of Class A or Class T finder's fees, purchases of Class A or Class T shares made with the proceeds from the redemption of shares of any Fidelity fund will not be considered "eligible purchases."

Except as provided below, any assets on which a finder's fee has been paid will bear a contingent deferred sales charge (Class A or Class T
CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor Funds, or Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the Class A or Class T shares, as applicable, at the initial date of purchase or the value of those Class A or Class T shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A and Class T shares acquired through distributions (dividends or capital gains) will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains will be redeemed first, followed by those Class A or Class T shares that have been held for the longest period of time.

Investment professionals must notify FDC in advance of a purchase eligible for a finder's fee, and may be required to enter into an agreement with FDC in order to receive the finder's fee.

   The Class A or Class T CDSC will not apply to the redemption of shares:

   1. Held by insurance company separate accounts;

   2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs; or

   3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs and plans covering a sole-proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans).

   A waiver form must accompany these transactions.

CLASS A AND CLASS T SHARES ONLY

COMBINED PURCHASE, RIGHTS OF ACCUMULATION AND LETTER OF INTENT PROGRAMS. The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Combined Purchase, Rights of Accumulation or Letter of Intent program: an individual, spouse and their children under age 21 purchasing for his/her or their own account; a trustee, administrator or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or a parent-subsidiary group of employee benefit plans
(except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) and
403(b) programs    ; and tax-exempt organizations (as defined in
Section 501(c)(3) of the Internal Revenue Code).

COMBINED PURCHASE. For your purchases to be aggregated for the purpose of qualifying for the Combined Purchase program, they must be made on the same day through one investment professional.

   RIGHTS OF ACCUMULATION.     The current value of your holdings is
determined at the NAV at the close of business on the day you purchase the Class A or Class T shares to which the current value of your holdings will be added. For your purchases and holdings to be aggregated for the purpose of qualifying for the Rights of Accumulation program, they must have been made through one investment professional.

   LETTER OF INTENT.     You must file your Letter of Intent (Letter)
with Fidelity within 90 days of the start of your purchases toward completing your Letter. For your purchases to be aggregated for the purpose of completing your Letter, they must be made through one investment professional. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class T shares equal to 5% of the total investment specified in your Letter in your name and will
hold those shares in escrow. You will earn income   ,     dividends
and capital gain distributions on escrowed Class A and Class T shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, Fidelity will provide you with 30-days' written notice to pay the increased front-end sales charges due. If you do not pay the increased front-end sales charges within 30 days, Fidelity will redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class T front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class T shares at the then-current offering price applicable to the total investment.

ALL CLASSES

If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing each fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.

DISTRIBUTIONS AND TAXES

DIVIDENDS. A portion of each fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the fund's income is derived from qualifying dividends. Because each fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the funds that qualify for the deduction will generally be less than 100%. For those funds whose income is primarily derived from interest, dividends will not qualify for the dividends-received deduction available to corporate shareholders. To the extent that a municipal fund's income is designated as federally tax-exempt interest, the daily dividends declared by the fund are also federally tax-exempt. Short-term capital gains are taxable as dividends, but do not qualify for the dividends-received deduction. For any fund that invests significantly in foreign securities, corporate shareholders should not expect fund dividends to qualify for the dividends-received deduction.

Each municipal fund purchases municipal securities whose interest FMR believes is free from federal income tax. Generally, issuers or other parties have entered into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal tax treatment of the structure.

Interest on certain "private activity" securities is subject to the federal alternative minimum tax (AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT to be paid, if any.

A portion of the gain on municipal bonds purchased at market discount after April 30, 1993 is taxable to shareholders as ordinary income, not as capital gains.

CAPITAL GAINS DISTRIBUTIONS. Each fund's long-term capital gains distributions are federally taxable to shareholders generally as capital gains.

As of October 31, 1998, Advisor International Capital Appreciation had a capital loss carryforward aggregating approximately
$   2,311,000    . This loss carryforward,    all     of which will
expire on October 31,    2006,     is available to offset future
capital gains.

As of November 30, 1998, Advisor TechnoQuant Growth had a capital loss
carryforward aggregating approximately $   333,000    . This loss
carryforward,    all     of which will expire on November 30,
   2006,     is available to offset future capital gains.

As of November 30, 1998, Advisor Growth & Income had a capital loss carryforward aggregating approximately $13,634,000. This loss carryforward, all of which will expire on November 30, 2006, is available to offset future capital gains.

   As of December 31, 1998, Advisor Emerging Markets Income had a capital loss carryforward aggregating approximately $20,267,000. This loss carryforward, all of which will expire on December 31, 2006, is available to offset future capital gains.

As of October 31, 1998, Advisor Intermediate Bond had a capital loss carryforward aggregating approximately $ 10,771,000 . This loss carryforward, of which $9,361,000, and $1,410,000 will expire
on October 31,    2004 and 2005    , respectively, is available to
offset future capital gains.

As of October 31, 1998, Advisor Short Fixed-Income had a capital loss
carryforward aggregating approximately $   43,066,000    . This loss
carryforward, of which $   130,000, $38,000, $336,000, $17,691,000,
$19,457,000, $2,265,000    , and $   3,149,000     will expire on
October 31,    1999, 2000, 2001, 2002, 2003, 2004, and 2005    ,
respectively, is available to offset future capital gains.

As of October 31, 1998, Advisor Municipal Income had a capital loss
carryforward aggregating approximately $   15,845,000    . This loss
carryforward, of which $   2,066,000    , $   7,511,000    , and
$   6,268,000     will expire on October 31,    2002, 2003,     and
   2004     , respectively, is available to offset future capital
gains.

RETURNS OF CAPITAL. If a fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

STATE AND LOCAL TAX ISSUES. For mutual funds organized as business trusts, state law provides for a pass-through of the state and local income tax exemption afforded to direct owners of U.S. Government securities. Some states limit this pass-through to mutual funds that invest a certain amount in U.S. Government securities, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for this benefit. The tax treatment of your dividends from a fund will be the same as if you directly owned a proportionate share of the U.S. Government securities. Because the income earned on certain U.S. Government securities is exempt from state and local personal income taxes, the portion of dividends from a fund attributable to these securities will also be free from state and local personal income taxes. The exemption from state and local personal income taxation does not preclude states from assessing other taxes on the ownership of U.S. Government securities.

FOREIGN TAX CREDIT OR DEDUCTION. Foreign governments may withhold taxes on dividends and interest earned by a fund with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their individual tax returns.

TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board, and executive officers of the trusts are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds advised by FMR or its affiliates. The business address of each Trustee, Member of the Advisory Board, and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments(registered trademark), P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).

*EDWARD C. JOHNSON 3d (68), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc. Abigail Johnson, Vice President of certain Equity Funds, is Mr. Johnson's daughter.

J. GARY BURKHEAD (57), Member of the Advisory Board (1997), is Vice Chairman and a Member of the Board of Directors of FMR Corp. (1997) and President of Fidelity Personal Investments and Brokerage Group
(1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Company.

RALPH F. COX (66), Trustee, is President of RABAR Enterprises (management consulting-engineering industry, 1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of USA Waste Services, Inc. (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

PHYLLIS BURKE DAVIS (67), Trustee. Prior to her retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.

ROBERT M. GATES (55), Trustee (1997), is a consultant, author, and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products). Mr. Gates also is a Trustee of the Forum for International Policy and of the Endowment Association of the College of William and Mary. In addition, he is a member of the National Executive Board of the Boy Scouts of America.

E. BRADLEY JONES (71), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.

DONALD J. KIRK (66), Trustee, is Executive-in-Residence (1995) at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of National Arts Stabilization Inc., Chairman of the Board of Trustees of the Greenwich Hospital Association, Director of the Yale-New Haven Health Services Corp. (1998), a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).

*PETER S. LYNCH (55), Trustee, is Vice Chairman and Director of FMR. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.

WILLIAM O. McCOY (65), Trustee (1997), is the Vice President of Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).

GERALD C. McDONOUGH (70), Trustee and Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director of York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products, 1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997.

MARVIN L. MANN (65), Trustee (1993), is Chairman of the Board, of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993), Imation Corp. (imaging and information storage, 1997).

*ROBERT C. POZEN (52), Trustee (1997) and Senior Vice President, is also President and a Director of FMR (1997); and President and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.

THOMAS R. WILLIAMS (70), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).

DWIGHT D. CHURCHILL (45), is Vice President of Bond Funds, Group
Leader of the Bond Group, Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income
Investments.

ABIGAIL P. JOHNSON (37), is Vice President of certain Equity Funds
(1997), and is a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the Funds, is Ms. Johnson's father.

FRED L. HENNING, JR. (59), is Vice President of Fidelity's
Fixed-Income Group (1995), Senior Vice President of FMR (1995), and Senior Vice President of FIMM (1998). Before assuming his current responsibilities, Mr. Henning was head of Fidelity's Money Market
Division.

BART A. GRENIER, (39), is Vice President of certain High-Income Bond Funds (1997). Mr. Grenier rejoined Fidelity in August 1997 from DDJ Capital Management, LLC, where he had served as Managing Director since April 1997. Mr. Grenier originally joined Fidelity in 1991 as a senior analyst. Mr. Grenier served as a Director of High-Income Group Research and as Director of U.S. Equity Research from 1994 to March 1996. He later became Group Leader of the Income-Growth and Asset Allocation-Income Groups in 1996 and Assistant Equity Division Head in 1997.

ROBERT A. LAWRENCE (46), is Vice President of certain Equity Funds
(1997), Vice President of Fidelity Real Estate High Income Fund (1995) and Fidelity Real Estate High Income Fund II (1996), and Senior Vice President of FMR (1993).

RICHARD A. SPILLANE, JR. (47), is Vice President of certain Equity Funds and Senior Vice President of FMR (1997). Since joining Fidelity, Mr. Spillane is Chief Investment Officer for Fidelity International, Limited. Prior to that position, Mr. Spillane served as Director of Research.

JOHN H. CARLSON (48), is Vice President of Advisor Emerging Markets Income (1996), Advisor Strategic Income (1996), and other funds advised by FMR. Prior to joining Fidelity in 1995, Mr. Carlson spent three years with Lehman Brothers as executive director of emerging markets and senior vice president and head trader at Lehman's Latin American emerging markets fixed-income desk.

C. ROBERT CHOW (37), is Vice President of Advisor Equity Income
(1998). Prior to his current responsibilities, Mr. Chow worked as an analyst and portfolio manager for a variety of Fidelity funds.

KATHERINE COLLINS (30), is Vice President of Advisor Mid Cap (1998), and another fund advised by FMR. Prior to her current responsibilities, Ms. Collins has managed a variety of other Fidelity funds.

ANDREW J. DUDLEY (34), is Vice President of Advisor Short Fixed-Income
(1998), and other funds advised by FMR. Prior to joining Fidelity as a portfolio manager in 1996, Mr. Dudley worked as a quantitative analyst and portfolio manager at Putnam Investments for five years.

MARGARET L. EAGLE (49), is Vice President of Advisor High
Yield   ,     Advisor Strategic Income (1997)   , and other funds
advised by FMR    . Prior to her current responsibilities, Ms. Eagle
managed a variety of Fidelity funds.

GREGORY FRASER (38), is Vice President of Advisor Diversified
International (1998). Prior to his current responsibilities, Mr.
    Fraser has managed a variety of Fidelity funds.

KEVIN E. GRANT (38), is Vice President of    Advisor Balanced
(1996),     Advisor Strategic Income (1998)   , Advisor Intermediate
Bond (1995)    , and other funds advised by FMR. Since joining
Fidelity in 1993, Mr. Grant has managed a variety of Fidelity funds.

RICHARD C. HABERMANN (58), is Vice President of Advisor Asset
Allocation (1998) and Advisor Global Equity (1998). Prior to his current responsibilities, Mr. Habermann has managed a variety of Fidelity funds.

HARRIS LEVITON (37), is Vice President of Advisor Strategic
Opportunities (1996). Prior to his current responsibilities, Mr.
    Leviton has managed a variety of Fidelity funds.

HARRY W. LANGE (46), is Vice President of Advisor Small Cap (1998). Prior to his current responsibilities, Mr. Lange has managed a variety of Fidelity funds.

NORMAN U. LIND (42), is Vice President of Advisor Intermediate
Municipal Income (1998) and other funds advised by FMR. Prior to his current responsibilities, Mr. Lind has managed a variety of Fidelity funds.

KEVIN R. McCAREY (38), is Vice President of Advisor International
Capital Appreciation (1997), Advisor Europe Capital Appreciation
(1998), and other funds advised by FMR. Prior to his current responsibilities, Mr. McCarey has managed a variety of Fidelity funds.

RICHARD R. MACE, JR. (37), is Vice President of Advisor Overseas
(1996), and other funds advised by FMR. Prior to his current responsibilities, Mr. Mace has managed a variety of Fidelity funds.

CHARLES MANGUM (34), is Vice President of Advisor Dividend Growth
(1998). Prior to his current responsibilities, Mr. Mangum has managed a variety of Fidelity funds.

BRENDA A. REED (37), is Vice President of Advisor Japan (1998). Prior to her current responsibilities, Ms. Reed has managed a variety of Fidelity funds.

PATRICIA SATTERTHWAITE (39), is Vice President of Advisor Latin
America (1998). Prior to her current responsibilities, Ms.
Satterthwaite has managed a variety of Fidelity funds.

J. FERGUS SHIEL (41), is Vice President of Advisor Retirement Growth
(1998). Prior to his current responsibilities, Mr. Shiel has managed a variety of Fidelity funds.

THOMAS J. SILVIA (37), is Vice President of Advisor Mortgage
Securities (1998), Advisor Government Investment (1998), and another fund advised by FMR. Prior to his current responsibilities, Mr. Silvia worked as a senior mortgage trader.

BETH TERRANA (41), is Vice President of Advisor Growth & Income
(1996), and other funds advised by FMR. Prior to her current responsibilities, Ms. Terrana managed a variety of Fidelity funds.

CHRISTINE JONES THOMPSON (40), is Vice President of Advisor Municipal Income (1998), and other funds advised by FMR. Prior to her current responsibilities, Ms. Thompson has managed a variety of Fidelity funds.

JENNIFER S. UHRIG (37), is Vice President of Advisor Equity Growth
(1996), and other funds advised by FMR. Prior to her current responsibilities, Ms. Uhrig has managed a variety of Fidelity funds.

GEORGE A. VANDERHEIDEN (53), is Vice President of Advisor Growth
Opportunities, and other funds advised by FMR. Prior to his current responsibilities, Mr. Vanderheiden has managed a variety of Fidelity funds.

ERIC D. ROITER (50), Secretary (1998), is Vice President (1998) and General Counsel of FMR (1998). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997). Prior to joining Fidelity, Mr. Roiter was a partner at Debevoise & Plimpton (1981-1997) and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981).

RICHARD A. SILVER (51), Treasurer (1997), is Treasurer of the Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).

MATTHEW N. KARSTETTER (37), Deputy Treasurer (1998), is Deputy Treasurer of the Fidelity funds and is an employee of FMR (1998). Before joining FMR, Mr. Karstetter served as Vice President of Investment Accounting and Treasurer of IDS Mutual Funds at American Express Financial Advisors (1996-1998). Prior to 1996, Mr. Karstetter was Vice President, Mutual Fund Services at State Street Bank & Trust (1991-1996).

STANLEY N. GRIFFITH (52), Assistant Vice President (1998), is
Assistant Vice President of Fidelity's Fixed-Income Funds (1998) and an employee of FMR Corp.

JOHN H. COSTELLO (52), Assistant Treasurer, is an employee of FMR.

LEONARD M. RUSH (52), Assistant Treasurer (1994), is an employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).

THOMAS J. SIMPSON (40), Assistant Treasurer (1996), is Assistant Treasurer of Fidelity's Fixed-Income Funds (1998) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).
The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended in 1998, or calendar year ended December 31, 1998, as applicable.


COMPENSATION TABLE
AGGREGATE COMPENSATION
FROM                      J.  Gary  Burkhead**  Ralph  F. Cox  Phyllis Burke Davis  Robert  M. Gates  Edward C. Johnson 3d**
A FUND

Advisor Latin AmericaB,+  $ 0                   $ 0            $ 0                  $ 0               $ 0

Advisor JapanB,+          $ 0                   $ 0            $ 0                  $ 0               $ 0

Advisor Europe Capital    $ 0                   $ 4            $ 4                  $ 4               $ 0
AppreciationB,+

Advisor International
Capital                   $ 0                   $ 5            $ 5                  $ 5               $ 0
AppreciationB

Advisor OverseasB         $ 0                   $ 464          $ 461                $ 467             $ 0

Advisor Diversified       $ 0                   $ 8            $ 8                  $ 8               $ 0
InternationalB,+

Advisor Global EquityB,+  $ 0                   $ 8            $ 8                  $ 8               $ 0

Advisor TechnoQuant
GrowthB                   $ 0                   $ 13           $ 13                 $ 13              $ 0

Advisor Small CapB,+      $ 0                   $ 13           $ 13                 $ 13              $ 0

Advisor Strategic         $ 0                   $ 230          $ 228                $ 231             $ 0
OpportunitiesB

Advisor MidCapB           $ 0                   $ 170          $ 169                $ 171             $ 0

Advisor Retirement
GrowthB,+                 $ 0                   $ 16           $ 16                 $ 16              $ 0

Advisor Equity
GrowthB,C,H               $ 0                   $ 2,058        $ 2,044              $ 2,072           $ 0

Advisor Large CapB        $ 0                   $ 34           $ 34                 $ 34              $ 0

Advisor Dividend
GrowthB,+                 $ 0                   $ 44           $ 44                 $ 44              $ 0

Advisor Growth
Opportunities             $ 0                   $ 8,661        $ 8,603              $ 8,721           $ 0
B,D,H

Advisor Growth & IncomeB  $ 0                   $ 151          $ 149                $ 152             $ 0

Advisor Equity
IncomeB,E,H               $ 0                   $ 1,358        $ 1,348              $ 1,367           $ 0

Advisor Asset
AllocationB,+             $ 0                   $ 8            $ 8                  $ 8               $ 0

Advisor BalancedB,F,H     $ 0                   $ 1,114        $ 1,068              $ 1,083           $ 0

Advisor Emerging Markets  $ 0                   $ 36           $ 35                 $ 36              $ 0
IncomeB

Advisor High YieldB,G,H   $ 0                   $ 1,280        $ 1,271              $ 1,290           $ 0

Advisor Strategic
IncomeB                   $ 0                   $ 86           $ 85                 $ 86              $ 0

Advisor Government
InvestmentB               $ 0                   $ 77           $ 76                 $ 77              $ 0

Advisor Mortgage
SecuritiesB               $ 0                   $ 187          $ 186                $ 188             $ 0

Advisor Intermediate
BondB                     $ 0                   $ 176          $ 175                $ 178             $ 0

Advisor Short
Fixed-IncomeB             $ 0                   $ 129          $ 128                $ 130             $ 0

Advisor Municipal
IncomeB                   $ 0                   $ 160          $ 159                $ 161             $ 0

Advisor Intermediate      $ 0                   $ 25           $ 25                 $ 25              $ 0
Municipal IncomeB

TOTAL COMPENSATION
FROM THE                  $ 0                  $ 223,500      $ 220,500            $ 223,500         $ 0
FUND COMPLEX*,A




AGGREGATE COMPENSATION FROM    E. Bradley Jones  Donald J. Kirk  Peter S. Lynch **  William O. McCoy  Gerald  C. McDonough
A FUND
Advisor Latin AmericaB,+       $ 0               $ 0             $ 0                $ 0               $ 0

Advisor JapanB,+               $ 0               $ 0             $ 0                $ 0               $ 0

Advisor Europe Capital         $ 4               $ 4             $ 0                $ 4               $ 5
AppreciationB,+

Advisor International Capital  $ 5               $ 5             $ 0                $ 5               $ 6
AppreciationB

Advisor OverseasB              $ 464             $ 473           $ 0                $ 467             $ 575

Advisor Diversified            $ 8               $ 8             $ 0                $ 8               $ 10
InternationalB,+

Advisor Global EquityB,+       $ 8               $ 8             $ 0                $ 8               $ 10

Advisor TechnoQuant GrowthB    $ 13              $ 13            $ 0                $ 13              $ 16

Advisor Small CapB,+           $ 13              $ 13            $ 0                $ 13              $ 16

Advisor Strategic              $ 230             $ 234           $ 0                $ 231             $ 285
OpportunitiesB

Advisor MidCapB                $ 170             $ 174           $ 0                $ 171             $ 211

Advisor Retirement GrowthB,+   $ 16              $ 16            $ 0                $ 16              $ 20

Advisor Equity GrowthB,C,H     $ 2,058           $ 2,101         $ 0                $ 2,072           $ 2,550

Advisor Large CapB             $ 34              $ 35            $ 0                $ 34              $ 42

Advisor Dividend GrowthB,+     $ 44              $ 45            $ 0                $ 44              $ 54

Advisor Growth Opportunities   $ 8,662           $ 8,840         $ 0                $ 8,721           $ 10,728
B,D,H

Advisor Growth & IncomeB       $ 150             $ 154           $ 0                $ 152             $ 186

Advisor Equity  IncomeB,E,H    $ 1,358           $ 1,386         $ 0                $ 1,367           $ 1,682

Advisor Asset AllocationB,+    $ 8               $ 8             $ 0                $ 8               $ 10

Advisor BalancedB,F,H          $ 1,076           $ 1,098         $ 0                $ 1,083           $ 1,331

Advisor Emerging Markets       $ 36              $ 36            $ 0                $ 36              $ 44
IncomeB

Advisor High YieldB,G,H        $ 1,280           $ 1,307         $ 0                $ 1,290           $ 1,586

Advisor Strategic IncomeB      $ 85              $ 87            $ 0                $ 86              $ 105

Advisor Government
InvestmentB                    $ 77              $ 78            $ 0                $ 77              $ 95

Advisor Mortgage SecuritiesB   $ 187             $ 190           $ 0                $ 188             $ 231

Advisor Intermediate BondB     $ 176             $ 180           $ 0                $ 178             $ 218

Advisor Short Fixed-IncomeB    $ 129             $ 131           $ 0                $ 130             $ 160

Advisor Municipal IncomeB      $ 160             $ 163           $ 0                $ 161             $ 198

Advisor Intermediate           $ 25              $ 25            $ 0                $ 25              $ 31
Municipal IncomeB

TOTAL COMPENSATION FROM THE    $ 222,000         $ 226,500       $ 0                 $223,500         $ 273,500
FUND COMPLEX*,A



AGGREGATE COMPENSATION FROM     Marvin L. Mann  Robert  C. Pozen**  Thomas R. Williams
A FUND
Advisor Latin AmericaB,+        $ 0             $ 0                 $ 0

Advisor JapanB,+                $ 0             $ 0                 $ 0

Advisor Europe Capital          $ 4             $ 0                 $ 4
AppreciationB,+

Advisor International Capital   $ 5             $ 0                 $ 5
AppreciationB

Advisor OverseasB               $ 461           $ 0                 $ 467

Advisor Diversified             $ 8             $ 0                 $ 8
InternationalB,+

Advisor Global EquityB,+        $ 8             $ 0                 $ 8

Advisor TechnoQuant GrowthB     $ 13            $ 0                 $ 13

Advisor Small CapB,+            $ 13            $ 0                 $ 13

Advisor Strategic               $ 228           $ 0                 $ 231
OpportunitiesB

Advisor MidCapB                 $ 169           $ 0                 $ 171

Advisor Retirement GrowthB,+    $ 16            $ 0                 $ 16

Advisor Equity GrowthB,C,H      $ 2,045         $ 0                 $ 2,072

Advisor Large CapB              $ 34            $ 0                 $ 34

Advisor Dividend GrowthB,+      $ 44            $ 0                 $ 44

Advisor Growth Opportunities    $ 8,608         $ 0                 $ 8,721
B,D,H

Advisor Growth & IncomeB        $ 150           $ 0                 $ 152

Advisor Equity  IncomeB,E,H     $ 1,349         $ 0                 $ 1,367

Advisor Asset AllocationB,+     $ 8             $ 0                 $ 8

Advisor BalancedB,F,H           $ 1,105         $ 0                 $ 1,121

Advisor Emerging Markets        $ 35            $ 0                 $ 36
IncomeB

Advisor High YieldB,G,H         $ 1,273         $ 0                 $ 1,289

Advisor Strategic IncomeB       $ 85            $ 0                 $ 86

Advisor Government InvestmentB  $ 76            $ 0                 $ 77

Advisor Mortgage SecuritiesB    $ 185           $ 0                 $ 188

Advisor Intermediate BondB      $ 175           $ 0                 $ 177

Advisor Short Fixed-IncomeB     $ 128           $ 0                 $ 130

Advisor Municipal IncomeB       $ 159           $ 0                 $ 161

Advisor Intermediate            $ 25            $ 0                 $ 25
Municipal IncomeB

TOTAL COMPENSATION FROM THE     $ 220,500       $ 0                 $ 223,500
FUND COMPLEX*,A


* Information is for the calendar year ended December 31, 1998 for
23   7     funds in the complex.

** Interested trustees of each fund and Mr. Burkhead are compensated by FMR.

+ Estimated

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1998, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation: Ralph F. Cox, $55,039; Marvin L. Mann, $55,039; Thomas R. Williams, $63,433; and William O. McCoy, $55,039.

B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

C The following amounts are required to be deferred by each
non-interested Trustee:    Ralph F. Cox, $933, Phyllis Burke Davis,
$933,     Robert M. Gates,    $933, E. Bradley Jones, $933, Donald J.
Kirk, $933, William O. McCoy, $933, Gerald C. McDonough, $1,089,
Marvin L. Mann, $933, and Thomas R. Williams, $933.

   D The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $3,927, Phyllis Burke Davis, $3,927, Robert M. Gates, $3,927, E. Bradley Jones, $3,927, Donald J. Kirk, $3,927, William O. McCoy, $3,927, Gerald C. McDonough, $4,581, Marvin L. Mann, $3,927, and Thomas R. Williams, $3,927.

   E The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $616, Phyllis Burke Davis, $616, Robert M. Gates, $616, E. Bradley Jones, $616, Donald J. Kirk, $616, William O. McCoy, $616, Gerald C. McDonough, $719, Marvin L. Mann, $616, and Thomas R. Williams, $616.

   F The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $512, Phyllis Burke Davis, $512, Robert M. Gates, $512, E. Bradley Jones, $512, Donald J. Kirk, $512, William O. McCoy, $512, Gerald C. McDonough, $598, Marvin L. Mann, $512, and Thomas R. Williams, $512.

   G The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $579, Phyllis Burke Davis, $579, Robert M. Gates, $579, E. Bradley Jones, $579, Donald J. Kirk, $579,
William O. McCoy, $579    , Gerald C. McDonough, $   676    , Marvin
L. Mann, $   579    , and Thomas R. Williams, $   579    .

   H     Certain of the non-interested trustees' aggregate
compensation from certain funds includes accrued voluntary deferred
compensation as follows:    Equity Growth (Ralph F. Cox, $789, William
O. McCoy, $723, Marvin L. Mann, $789, Thomas R. Williams, $789); Growth Opportunities (Ralph F. Cox, $3,322, William O. McCoy, $3,059, Marvin L. Mann, $3,322, Thomas R. Williams, $3,322); Equity Income (Ralph F. Cox, $521, William O. McCoy, $480, Marvin L. Mann, $521, Thomas R, Williams, $521); Balanced (Ralph F. Cox, $435, William O. McCoy, $359, Marvin L. Mann, $435, Thomas R. Williams, $435); and High Yield (Ralph F. Cox, $492, William O. McCoy, $417, Marvin L. Mann, $492, Thomas R. Williams, $492).

Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are subject to vesting and are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.

   As of December 31, 1998, approximately 100% of Fidelity Advisor Latin America's, approximately 100% of Fidelity Advisor Japan's, approximately 100% of Fidelity Advisor Europe Capital Appreciation's, approximately 100% of Fidelity Advisor Diversified International's, approximately 100% of Fidelity Advisor Global Equity's, approximately 3.0% of Fidelity Advisor TechnoQuant Growth's, approximately 100% of Fidelity Advisor Retirement Growth's, approximately 2.3% of Fidelity Advisor Large Cap's, approximately 100% of Fidelity Advisor Dividend Growth's, and approximately 100% of Fidelity Advisor Asset Allocation's total outstanding shares were held by FMR. FMR Corp. is the ultimate parent company of FMR. By virtue of his ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page 383, Mr. Edward C. Johnson 3d, President and Trustee of each fund, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of Fidelity Advisor Latin America's, Fidelity Advisor Japan's, Fidelity Advisor Europe Capital Appreciation's, Fidelity Advisor Diversified International's, Fidelity Advisor Global Equity's, Fidelity Advisor Technoquant Growth's, Fidelity Advisor Retirement Growth's, Fidelity Advisor Large Cap's, Fidelity Advisor Dividend Growth's, and Fidelity Advisor Asset Allocation's shares, the Trustees, Members of the Advisory Board, and officers of each fund owned, in the aggregate, less than 1% of each fund's total outstanding shares.

   As of December 31, 1998, the following owned of record or beneficially 5% or more (up to and including 25%) of each class's outstanding shares:

   Advisor Latin America Class A: FMR Corp., Boston, MA (100%).

   Advisor Latin America Class T: FMR Corp., Boston, MA (100%).

   Advisor Latin America Class B: FMR Corp., Boston, MA (100%).

   Advisor Latin America Class C: FMR Corp., Boston, MA (100%).

   Advisor Latin America Institutional Class: FMR Corp., Boston, MA
(100%).

   Advisor Japan Fund Class A: FMR Corp., Boston, MA (100%).

   Advisor Japan Fund Class T: FMR Corp., Boston, MA (100%).

   Advisor Japan Fund Class B: FMR Corp., Boston, MA (100%).

   Advisor Japan Fund Class C: FMR Corp., Boston, MA (100%).

   Advisor Japan Fund Class Institutional Class: FMR Corp., Boston, MA
(100%).

   Advisor Europe Capital Appreciation Class A: FMR Corp., Boston, MA
(100%).

   Advisor Europe Capital Appreciation Class T: FMR Corp., Boston, MA
(100%).

   Advisor Europe Capital Appreciation Class B: FMR Corp., Boston, MA
(100%).

   Advisor Europe Capital Appreciation Class C: FMR Corp., Boston, MA
(100%).

   Advisor Europe Capital Appreciation Institutional Class: FMR Corp., Boston, MA (100%).

   Advisor International Capital Appreciation Class A: FMR Corp., Boston, MA, (10.92%); Emmet A. Larkin & Co. Inc., San Francisco, CA (9.35%); Lasalle Street Securities, Chicago, IL (8.12%); Protected Investors of America, San Francisco, CA (6.28%); Painewebber Inc., Weehawken, NJ (5.33%).

   Advisor International Capital Appreciation Class T: Painewebber Inc., Weehhawken, NJ (10.50%); Nathan & Lewis Securities, Inc., New York, NY (6.18%); Cambridge Investment Research, Fairfield, IA
(5.41%).

   Advisor International Capital Appreciation Class B: Merrill Lynch, New York, NY (25.69%); Financial Network Investments, Torrance, CA (6.99%); Royal Alliance Associates Inc., Birmingham, AL (5.06%).

   Advisor International Capital Appreciation Class C: Investacorp, Inc., Miami Lakes, FL (13.51%); Capital Financial Services, Milwaukee, WI (8.80%); Reliastar & Affiliates, Minneapolis, MN (5.77%); Financial Securities Corporation, Atlanta, GA 5.65%); Mutual Service Corp., Palm Beach Garden, FL (5.50%); Midsouth Capital Inc., Columbia, SC
(5.09%).

   Advisor International Capital Appreciation Institutional Class: FMR Corp., Boston, MA (100%).

   Advisor Overseas Fund Class T: Great West Life and Annuity
Insurance Co, Englewood, CO (8.43%); Salomon Smith Barney, Inc., New York, NY (6.60%).

   Advisor Overseas Class B: Merrill Lynch, New York, NY (7.19%).

   Advisor Overseas Class C: Salomon Smith Barney, Inc., New York, NY (25.99%); Merrill Lynch, New York, NY (11.94%).

   Advisor Overseas Institutional Class: Merrill Lynch, New York, NY (40.05%); Mercantile, St. Louis, MO (9.76%); Bingham, Dana & Gould LLP, Boston, MA (5.26%).

   Advisor Diversified International Class A: FMR Corp., Boston, MA
(100%).

   Advisor Diversified International Class T: FMR Corp., Boston, MA
(100%).

   Advisor Diversified International Class B: FMR Corp., Boston, MA
(100%).

   Advisor Diversified International Class C: FMR Corp., Boston, MA
(100%).

   Advisor Diversified International Institutional Class: FMR Corp., Boston, MA (100%).

   Advisor Global Equity Fund Class A: FMR Corp., Boston, MA (100%).


   Advisor Global Equity Fund Class T: FMR Corp., Boston, MA (100%).


   Advisor Global Equity Fund Class B: FMR Corp., Boston, MA (100%).


   Advisor Global Equity Fund Class C: FMR Corp., Boston, MA (100%).


   Advisor Global Equity Fund Institutional Class: FMR Corp., Boston,
MA (100%).

   Advisor TechnoQuant Growth Class A: Merrill Lynch, New York, NY (30.42%); Piper Jaffrey & Hopwood, Inc., Minneapolis, MN (13.29%); Middlegate Securities, New York, NY (11.74%); Commonwealth Equity
Services, Waltham, MA (7.52%).

   Advisor TechnoQuant Growth Class T: Offerman & Co., Minneapolis, MN (10.86%); Wall Street Financial Group, Rochester, NY (6.83%); Royal Alliance Associates, Inc., Birmingham, AL (6.49%); Merrill Lynch, New York, NY (6.24%); PaineWebber Inc., Weehawken, NJ (5.45%); Piper Jaffray & Hopwood, Inc., Minneapolis, MN (5.34%);

   Advisor TechnoQuant Growth Class B: Merrill Lynch, New York, NY (35.26%); Piper Jaffray & Hopwood, Inc., Minneapolis, MN (11.58%); Prudential Securities, New York, NY (6.27%).

   Advisor TechnoQuant Growth Institutional Class: FMR Corp., Boston, MA (85.14%); Merrill Lynch, New York, NY (8.97%).

   Advisor Small Cap Class A: Merrill Lynch, New York, NY (7.44%); Morgan Keegan & Company, Inc., Memphis, TN (5.68%); Prudential
Securities, New York, NY (5.38%).

   Advisor Small Cap Class T: Dain Rauscher, Inc., Minneapolis, MN (8.66%); Commonwealth Equity Services, Waltham, MA (7.39%); Michigan National Bank, Farmington Hills, MI (6.39%); Securities America, Inc., Williamsville, NY (6.20%).

    Advisor Small Cap Class B: Merrill Lynch, New York, NY (12.63%); Alex Brown & Sons, Inc., Baltimore, MD (6.35%); Prudential Securities, New York, NY (5.58%).

   Advisor Small Cap Class C: Merrill Lynch, New York, NY (9.07%); Jefferson Pilot Securities, Concord, NH (7.08%); Prudential
Securities, New York, NY (7.08%); Dain Rauscher, Inc., Minneapolis, MN (6.93%); Securities America, Inc., Williamsville, NY (6.39%);
PaineWebber, Inc., New York, NY (6.12%); Cowles, Sabol & Company,
Encino, CA (5.77%).

   Advisor Small Cap Institutional Class: Charles Schwab & Co., Inc., San Francisco, CA (27.46%); One Valley Bank, N.A., Charleston, WV
(10.81%); Banc One, Chicago, IL (10.73%).

   Advisor Strategic Opportunities Class A: Legend Equities Corp., Palm Beach Gardens, FL (11.03%); Correll Company, Hickory Hills, IL (8.88%).

   Advisor Strategic Opportunities Class T: Merrill Lynch, New York, NY (11.17%); CIGNA Corp. & Affiliates, Harford, CT (7.66%); A.G.
Edwards & Sons Inc., St. Louis, MO (6.18%); Prudential Securities, New York, NY (5.02%).

   Advisor Strategic Opportunities Class B: Salomon Smith Barney,
Inc., New York, NY (5.64%); Merrill Lynch, New York, NY (5.44%).

   Advisor Strategic Opportunities Institutional Class : National Bank of Alaska, Anchorage, AK (31.99%); Whitney National Bank, New Orleans, LA (21.00%); Thumb National Bank and Trust, Pigeon, MI (10.08%); First Trust, Denver, CO (8.76%); Equitable Trust Company, Nashville, TN (8.55%); First Tennessee Bank, Memphis, TN (7.16%).

   Advisor Mid Cap Class A: Royal Alliance Associates Inc.,
Birmingham, AL (7.90%); Correll Company, Hickory Hills, IL (6.14%); Protected Investors of America, San Francisco, CA (5.04%).

   Advisor Mid Cap Class T: Dain Rauscher Inc., Minneapolis, MN
(9.27%); Saloman Smith Barney, Inc., New York, NY (8.04%).

   Advisor Mid Cap Class B: Merrill Lynch, New York, NY (8.72%); Dain Rauscher Inc., Minneapolis, MN (8.04%); Saloman Smith Barney, Inc., New York, NY (7.48%).

   Advisor Mid Cap Class C: Sunamerica Securities, Inc., Phoenix, AZ (8.27%); Merrill Lynch, New York, NY (6.01%); Capital Financial
Services, Milwaukee, WI (5.57%).

   Advisor Mid Cap Institutional Class: Marshall & Isley, Milwaukee, WI (49.63%); Donaldson Lufkin & Jenrette, New York, NY (7.88%); First National Bank & Trust Co., Newtown, PA (5.95%).

   Advisor Retirement Growth Class A: FMR Corp., Boston, MA
(100%).

   Advisor Retirement Growth Class T: FMR Corp., Boston, MA
(100%).

   Advisor Retirement Growth Class B: FMR Corp., Boston, MA
(100%).

   Advisor Retirement Growth Class C: FMR Corp., Boston, MA
(100%).

   Advisor Retirement Growth Institutional Class: FMR Corp., Boston,
MA (100%).

   Advisor Equity Growth Class A: Fleet Bank, Providence, RI (10.16%); Citibank, Houston, TX (5.58%).

   Advisor Equity Growth Class T: CIGNA Corp. & Affiliates, Hartford, CT (8.73%); Saloman Smith Barney, Inc., New York, NY (5.49).

   Advisor Equity Growth Class B: First Union Bank, Charlotte, NC
(5.28%); Wells Fargo, Minneapolis, MN (5.20%).

   Advisor Equity Growth Class C: Saloman Smith Barney, Inc., New York (9.29%); Merrill Lynch, New York, NY (8.06%).

   Advisor Equity Growth Institutional Class: Wells Fargo,
Minneapolis, MN (6.83%); Firstmerit Securities, Inc., Akron, OH
(6.09%); Charles Schwab & Co., Inc., San Francisco, CA (5.01%).

   Advisor Large Cap Growth Class A: BMA Financial Services, Inc., Westwood, KS (7.99%); A.G. Edwards & Sons Inc., St. Louis, MO
(6.83%).

   Advisor Large Cap Growth Class T: Securities America, Inc.,
Williamsville, NY (8.20%); Dain Rauscher Inc., Minneapolis, MN
(6.79%).

   Advisor Large Cap Growth Class B: Dain Rauscher Inc., Minneapolis, MN (11.89%); Prudential Securities, New York, NY (7.71%).

   Advisor Large Cap Growth Class C: Mutual Service Corp., Palm Beach Garden, FL (19.14%); Milkie Investments, Dallas, TX (8.74%); Merrill Lynch, New York, NY (6.74%); A.G. Edwards & Sons Inc., St. Louis, MO (6.08%).

   Advisor Large Cap Growth Institutional Class: FMR Corp., Boston, MA (39.20%); South Holland Bancorp, South Holland, IL (23.70%); The Trust Company, Knoxville, TN (5.93%); Amivest Corporation, New York, NY
(5.45%).

   Advisor Dividend Growth Class A: FMR Corp., Boston, MA (100%).

   Advisor Dividend Growth Class T: FMR Corp., Boston, MA (100%).

   Advisor Dividend Growth Class B: FMR Corp., Boston, MA (100%).

   Advisor Dividend Growth Class C: FMR Corp., Boston, MA (100%).

   Advisor Dividend Growth Institutional Class: FMR Corp., Boston, MA
(100%).

   Advisor Growth Opportunities Class T: CIGNA Corp. & Affiliates, Hartford, CT (14.93%); Saloman Smith Barney, New York, NY (6.33%).

   Advisor Growth Opportunities Class B: Merrill Lynch, New York, NY (9.27); A.G. Edwards & Sons Inc., St. Louis, MO (5.57%).

   Advisor Growth Opportunities Class C: Merrill Lynch, New York, NY (17.00%); Saloman Smith Barney, New York, NY (9.30%); A.G. Edwards & Sons Inc., St. Louis, MO (5.94%).

   Advisor Growth Opportunities Institutional Class: Charles Schwab & Co., Inc., San Francisco, CA (8.60%); Marshall & Isley, Milwaukee, WI (7.62%); Frost National Bank, San Antonio, TX (5.44%); Wells Fargo, Minneapolis, MN (5.22%); Donaldson Lufkin & Jenrette, New York, NY (5.18%).

   Advisor Municipal Income Class A: Northeast Securities Inc., Westbury, NY (14.90%); Everen Securities Inc., Chicago, IL (7.68%); Corelink Financial, Inc., Providence, RI (7.07%); Wells Fargo, Minneapolis, MN (6.94%); Donaldson Lufkin & Jenrette, New York, NY (5.32%)

   Advisor Growth & Income Class A: Merrill Lynch, New York, NY
(7.29%); A.G. Edwards & Sons Inc, St. Louis, MO (5.45%).

   Advisor Growth & Income Class T: Dain Raucher Inc, Minneapolis, MN (9.44%); Securities America, Inc., Williamsville, NY (8.41%);
Commonwealth Equity Services, Waltham, MA (6.66%).

   Advisor Growth & Income Class B: Merrill Lynch, New York, NY
(15.53%); Prudential Securities, New York, NY (6.20%).

   Advisor Growth & Income Class C: Merrill Lynch, New York, NY
(16.48%); Salomon Smith Barney, Inc., New York, NY (7.05%); Everen Securities Inc., Chicago, IL (6.59%); Prudential Securities, New York, NY (6.34%).

   Advisor Growth & Income Institutional Class: Marshall & Ilsley, Milwaukee, WI (62.30%).

   Advisor Equity Income Class A: Fleet, Providence, RI (7.48%);
Wachovia Bank & Trust, Winston-Salem, NC (5.13%).

   Advisor Equity Income Class B: Merrill Lynch, New York, NY (7.09%); Salomon Smith Barney, Inc., New York, NY (6.24%).

   Advisor Equity Income Institutional Class: BankBoston, Boston, MA (37.06%); FIRSTMERIT Securities, Inc., Akron, OH (11.98%).

   Advisor Asset Allocation Class A: FMR Corp., Boston, MA (100%).

   Advisor Asset Allocation Class T: FMR Corp., Boston, MA (100%).

   Advisor Asset Allocation Class B: FMR Corp., Boston, MA (100%).

   Advisor Asset Allocation Class C: FMR Corp., Boston, MA (100%).

   Advisor Asset Allocation Institutional Class: FMR Corp., Boston, MA
(100%).

   Advisor Balanced Class A: EQ Financial Consultants, New York, NY (6.89%).Advisor Balanced Class T: CIGNA Corp & Affiliates, Hartford, CT (18.45%).

   Advisor Balanced Class B: Merill Lynch, New York, NY (4.37%).

   Advisor Balanced Class C: Merrill Lynch, New York, NY (19.04%); Sunpoint Securities, Inc., Longview, TX (12.87%); Royal Alliance
Associates Inc., Birmingham, AL (5.69%).

   Advisor Balanced Institutional Class: Whitney National Bank, New Orleans, LA (15.02%); Salomon Smith Barney, New York, NY (14.68%); AYCO Corporation, Albany, NY (12.92%); Donaldson, Lufkin & Jenrette, New York, NY (9.71%); Valley National Bank, Clifton, NJ (8.35%); Benefit Services Corporation, Atlanta, GA (8.31%); First Tennessee Bank, Memphis, TN (5.40%).

   Advisor Emerging Markets Income Class A: Everen Securities Inc., Chicago, IL (33.75%); Linsco/Private Ledger, San Diego, CA (13.50%); Royal Alliance Associations Inc., Birmingham, AL (7.32%); Reliaster & Affiliates, Minneapolis, MN (7.31%); Robert W. Baird & Co., Milwaukee, WI (6.73%); Dain Rauscher Inc., Minneapolis, MN (5.23%).

   Advisor Emerging Markets Income Class T: National Investors
Services Corp., New York, NY (5.75%).

   Advisor Emerging Markets Income Institutional Class: Donaldson
Lufkin & Jenrette, New York, NY (18.21%); Merrill Lynch, New York, NY
(6.51%).

   Advisor High Yield Class A: Fleet, Providence, RI (8.69%); CIGNA Corp & Affiliates, Hartford, CT (7.83%).

   Advisor High Yield Class T: Manulife/NASL, New York, NY (9.17%); Salomon Smith Barney, Inc, New York, NY (5.37%).

   Advisor High Yield Class B: Merrill Lynch, New York, NY (11.76%); Salomon Smith Barney, Inc, New York, NY (5.56%); Prudential
Securities, New York, NY (5.38%).

   Advisor High Yield Class C: Merrill Lynch, New York, NY (27.62%); Salomon Smith Barney, Inc, New York, NY (7.38%).

   Advisor High Yield Institutional Class: Donaldson, Lufkin &
Jenrette, New York, NY (31.52%); Charles Schwab & Co., Inc, San
Francisco, CA (14.48%).

   Advisor Strategic Income Class A: Fleet, Providence, RI
(18.04%).

   Advisor Strategic Income Class T: Investment Advisors & Consultants I, Ocean, NJ (21.89%); Royal Alliance Associates Inc., Birmingham, AL (5.56%).

   Advisor Strategic Income Class B: Merrill Lynch, New York, NY
(7.49%); Fleet, Providence, RI (4.60%).

   Advisor Strategic Income Class C: Merrill Lynch, New York, NY
(10.02%); Allmerica, Worcester, MA (6.26%).

   Advisor Strategic Income Institutional Class: First American Bank & Trust, Fort Atkinson, WI (33.58%); Donaldson, Lufkin & Jenrette, New York, NY (10.52%); Bingham, Dana & Gould LLP, Boston, MA (9.05%);
Charles Schwab & Co., Inc., San Francisco, CA (7.14%).

   Advisor Government Investment Class A: GW & Wade Asset Management Co., Wellesley, MA (25.41%); Walnut Street Securities, Clayton, MO (5.65%).

   Advisor Government Investment Class T: Salomon Smith Barney, New York, NY Inc. (6.44%); Oriental Financial Services Corp., Hato Rey, PR (5.17%).

   Advisor Government Investment Class B: GW & Wade Asset Management Co., Wellesley, MA (22.89%); Merrill Lynch, New York, NY (12.98%).

   Advisor Government Investment Class C: Merrill Lynch, New York, NY
(46.59%).

   Advisor Government Investment Institutional Class: Marshall &
Ilsley, Milwaukee, WI (58.22%); Alpha Capital Management, Long Beach, CA (13.76%), Benefit Services Corporation, Atlanta, GA (7.99%).

   Advisor Mortgage Securities Class A: Commonwealth Equity Services, Waltham, MA (15.94%); Prudential Securities, New York, NY (14.38%); MetLife, Denver, CO (5.59%); Financial Network Investments, Torrance, CA (5.41%).

   Advisor Mortgage Securities Class T: Commonwealth Equity Services, Waltham, MA (16.39%); Dai-Ichi Kangyo Bank of California, Los Angelos, CA (6.75%); First Union Bank, Charlotte, NC (5.25%); The Concord
Equity Group, South Amboy, NJ (5.17%).

   Advisor Mortgage Securities Class B: Wells Fargo, Minneapolis, MN (10.79%); United Financial Markets, Houston, TX (6.18%); Merrill
Lynch, New York, NY (5.59%); Reliaster & Affiliates, Minneapolis, MN
(5.01%).

   Advisor Intermediate Bond Fund Class A: Fleet, Providence, RI
(23.51%); Wells Fargo, Minneapolis, MN (13.45%); CORELINK Financial, Inc., Providence, RI (8.26%).

   Advisor Intermediate Bond Fund Class T: Painwebber Inc., Weehawken, NJ (6.40%); Salomon Smith Barney, Inc., New York, NY (6.33).

   Advisor Intermediate Bond Fund Class B: Merrill Lynch, New York, NY (10.10%); Corelink Financial, Inc., Providence, RI (5.56%).

   Advisor Intermediate Bond Fund Class C: Merrill Lynch, New York, NY (15.57%); Boone County National Bank, Columbia, MO (11.59%).

   Advisor Intermediate Bond Fund Institutional Class: Mercantile
(Mo.), St. Louis, MO (23.01%); FIRSTMERIT Securities, Inc., Akron, OH
(6.84%).

   Advisor Short Fixed-Income Class A: Investment Advisors &
Consultants I, Ocean, NJ (21.71%); CIGNA Corp & Affiliates, Hartford, CT (11.15%); W.S. Griffith and Company Inc., San Diego, CA (5.74%); Terra Securities Corporation, Oak Brook, IL (5.44%); Wachovia Bank and Trust, Winston-Salem, NC (5.33).

   Advisor Short Fixed-Income Class T: PainWebber Inc., Weehawken, NJ (6.69%); Royal Alliance Associates Inc., Birmingham, AL (6.32%);
Securities America, Inc., Williamsville, NY (5.66%); Salomon Smith Barney, Inc., New York, NY (5.20%).

   Advisor Short Fixed-Income Class C: Merrill Lynch, New York, NY (15.54%); Cowles, Sabol & Company, Encino, CA (10.00%); NBC Securities, Inc., Birmingham, AL (6.72%); Securities America, Inc., Williamsville, NY (6.68%); Financial Securities Corporation, Atlanta, GA (6.31%); Royal Alliance Associates Inc., Birmingham, AL (5.23%); Equitas America LLC, Farmington Hills, MI (5.00%).

   Advisor Short Fixed-Income Institutional Class: Marshall & Ilsley, Milwaukee, WI (49.51%); South Holland Bancorp, South Holland, IL
(21.31%); Mercantile (Mo.), St. Louis, MO (13.33%); Charles Schwab & Co., San Francisco, CA (5.32%).

   Advisor Municipal Income Class T: Salomon Smith Barney, Inc., New York, NY (8.63%), A.G. Edwards & Sons, Inc., St. Louis, MO
(6.14%).

   Advisor Municipal Income Class B: Merrill Lynch, New York, NY
(7.54%); Salomon Smith Barney, Inc., New York, NY (5.44%).

   Advisor Municipal Income Class C: Merrill Lynch, New York, NY
(19.56%); Investacorp, Inc., Miami Lakes, FL (11.21%); Reliastar & Affiliates, Minneapolis, MN (5.90%); Protected Investors of America, San Francisco, CA(5.09%).

   Advisor Municipal Income Institutional Class: Tompkins County Trust Company, Ithaca, NY (14.48%); Century Trust, Rochester, PA (13.59%); Arvest Trust Company, Rogers, AR (8.82%); Premier Trust Services, Freeport IL (8.21%); Peoples Bank and Trust Co., Indianapolis, IN (7.60%); Vermont National Bank, Brattleboro, VT(5.43%); Donaldson Lufkin & Jenrette, New York, NY(5.14%).

   Advisor Intermediate Municipal Income Class A: FMR Corp., Boston, MA, (22.90%); Financial Securities Corporation, Atlanta, GA (13.98%); CIGNA Corp. & Affiliates, Hartford, CT (13.91%); A.G. Edwards & Sons Inc., St. Louis, MO (7.58%); Legend Equities Corp., Palm Beach
Gardens, FL (5.33%).

   Advisor Intermediate Municipal Income Class T: Royal Alliance
Associates Inc., Birmingham, AL (7.58%); Financial Network
Investments, Torrance, CA (5.20%).

   Advisor Intermediate Municipal Income Class B: Merrill Lynch, New York, NY (17.90%); Royal Alliance Associates Inc., Birmingham, AL
(6.67%); A.G. Edwards & Sons Inc., St. Louis, MO (5.34%).

   Advisor Intermediate Municipal Income Class C: First Allied Securities Inc., Cokeville, WY (29.70%); First Union Bank, Charlotte, NC (24.79%); John Hancock, Boston, MA (14.16%); Merrill Lynch, New York, NY (12.64%); Sunpoint Securities, Inc., Longview, TX (11.80%); Royal Alliance Associates Inc., Birmingham, AL (10.18%); CPA Advisors Network Associates Inc., Bensalem, PA (7.74%); Financial Network Investments, Torrance, CA (6.50%); Painewebber Inc., Weehawken, NJ (5.07%).

   Advisor Intermediate Municipal Income Institutional Class: Drovers Bank, York, PA (16.94%); Laird Norton Co., Seattle, WA (10.07%); South Holland Bancorp, South Holland, IL (9.67%); Citizens National Bank of Evansville, Evansville, IN (9.11%); Wells Fargo, San Francisco,
CA(8.42%).

   A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholder's meeting than votes of other shareholders.

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR, FIMM, FMR U.K., and FMR Far East. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing
Company, which provides marketing services to various companies within the Fidelity organization.

Fidelity International Limited (FIL), a Bermuda company formed in 1968, is the ultimate parent company of FIIA, FIJ, and FIIA(U.K.)L. Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. FIL provides investment advisory services to non-U.S. investment companies and institutional investors investing in securities throughout the world.

Fidelity investment personnel may invest in securities for their own investment accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

MANAGEMENT SERVICES. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trusts or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

MANAGEMENT-RELATED EXPENSES. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent, pricing and bookkeeping agent, and securities lending agent, as applicable, each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders of the applicable classes. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

MANAGEMENT FEES. For the services of FMR under the management contract, Advisor Latin America, Advisor Japan, Advisor Europe Capital Appreciation, Advisor International Capital Appreciation, Advisor Diversified International, Advisor Global Equity, Advisor TechnoQuant Growth, Advisor Small Cap, Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, Advisor Balanced, Advisor Emerging Markets Income, Advisor High Yield, Advisor Strategic Income, Advisor Government Investment, Advisor Mortgage Securities, Advisor Intermediate Bond, Advisor Short Fixed-Income, Advisor Municipal Income, and Advisor Intermediate Municipal Income each pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

For the services of FMR under the management contract, Advisor Overseas, Advisor Strategic Opportunities, and Advisor Growth Opportunities each pays FMR a monthly management fee which has two components: a basic fee, which is the sum of a group fee rate and an individual fund fee rate, and a performance adjustment based on a
comparison of Advisor Strategic Opportu   nit    ies   '
performance     and Advisor Growth Opportunities   ' performance
to that of the S&P 500    or Advisor Overseas'     performance to that
of the Morgan Stanley Capital International Europe, Australasia, Far East Index (EAFE).

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

The following is the fee schedule for the bond funds.

BOND FUNDS



GROUP FEE RATE SCHEDULE                EFFECTIVE ANNUAL FEE RATES
Average Group Assets  Annualized Rate  Group Net Assets  Effective Annual Fee Rate

 0 - $3 billion       .3700%            $ 0.5 billion    .3700%

 3 - 6                .3400              25              .2664

 6 - 9                .3100              50              .2188

 9 - 12               .2800              75              .1986

 12 - 15              .2500              100             .1869

 15 - 18              .2200              125             .1793

 18 - 21              .2000              150             .1736

 21 - 24              .1900              175             .1690

 24 - 30              .1800              200             .1652

 30 - 36              .1750              225             .1618

 36 - 42              .1700              250             .1587

 42 - 48              .1650              275             .1560

 48 - 66              .1600              300             .1536

 66 - 84              .1550              325             .1514

 84 - 120             .1500              350             .1494

 120 - 156            .1450              375             .1476

 156 - 192            .1400              400             .1459

 192 - 228            .1350              425             .1443

 228 - 264            .1300              450             .1427

 264 - 300            .1275              475             .1413

 300 - 336            .1250              500             .1399

 336 - 372            .1225              525             .1385

 372 - 408            .1200              550             .1372

 408 - 444            .1175

 444 - 480            .1150

 480 - 516            .1125

 Over 516             .1100


The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee
rate at $   669     billion of group net assets - the approximate
level for December 1998 - was    0.1324    %, which is the weighted
average of the respective fee rates for each level of group net assets
up to $   669     billion.

The following is the fee schedule for the equity funds.

EQUITY FUNDS


GROUP FEE RATE SCHEDULE                EFFECTIVE ANNUAL FEE RATES
Average Group Assets  Annualized Rate  Group Net Assets  Effective Annual Fee Rate

 0 - $3 billion       .5200%            $ 0.5 billion    .5200%

 3 - 6                .4900              25              .4238

 6 - 9                .4600              50              .3823

 9 - 12               .4300              75              .3626

 12 - 15              .4000              100             .3512

 15 - 18              .3850              125             .3430

 18 - 21              .3700              150             .3371

 21 - 24              .3600              175             .3325

 24 - 30              .3500              200             .3284

 30 - 36              .3450              225             .3249

 36 - 42              .3400              250             .3219

 42 - 48              .3350              275             .3190

 48 - 66              .3250              300             .3163

 66 - 84              .3200              325             .3137

 84 - 102             .3150              350             .3113

 102 - 138            .3100              375             .3090

 138 - 174            .3050              400             .3067

 174 - 210            .3000              425             .3046

 210 - 246            .2950              450             .3024

 246 - 282            .2900              475             .3003

 282 - 318            .2850              500             .2982

 318 - 354            .2800              525             .2962

 354 - 390            .2750              550             .2942

 390 - 426            .2700

 426 - 462            .2650

 462 - 498            .2600

 498 - 534            .2550

 Over 534             .2500


The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee
rate at $   699     billion of group net assets - the approximate
level for December 1998 - was    0.2863    %, which is the weighted
average of the respective fee rates for each level of group net assets
up to $   669     billion.

The individual fund fee rate for each fund (except Advisor Overseas, Advisor Strategic Opportunities and Advisor Growth Opportunities) is set forth in the following chart. Based on the average group net assets of the funds advised by FMR for December 1998 the annual management fee rate would be calculated as follows:


                                 GROUP FEE RATE     INDIVIDUAL FUND FEE RATE     MANAGEMENT FEE RATE

Advisor Latin America             0.2863%        +   0.45%                    =  0.7363%

Advisor Japan                     0.2863%        +   0.45%                    =  0.7363%

Advisor Europe Capital            0.2863%        +   0.45%                    =  0.7363%
Appreciation

Advisor International Capital     0.2863%        +   0.45%                    =  0.7363%
Appreciation

Advisor Diversified               0.2863%        +   0.45%                    =  0.7363%
International

Advisor Global Equity             0.2863%        +   0.45%                    =  0.7363%

Advisor TechnoQuant Growth        0.2863%        +   0.30%                    =  0.5863%

Advisor Small Cap                 0.2863%        +   0.45%                    =  0.7363%

Advisor Mid Cap                   0.2863%        +   0.30%                    =  0.5863%

Advisor Retirement Growth         0.2863%        +   0.30%                    =  0.5863%

Advisor Equity Growth             0.2863%        +   0.30%                    =  0.5863%

Advisor Large Cap                 0.2863%        +   0.30%                    =  0.5863%

Advisor Dividend Growth           0.2863%        +   0.30%                    =  0.5863%

Advisor Growth & Income           0.2863%        +   0.20%                    =  0.4863%

Advisor Equity Income             0.2863%        +   0.20%                    =  0.4863%

Advisor Asset Allocation          0.2863%        +   0.30%                    =  0.5863%

Advisor Balanced                  0.2863%        +   0.15%                    =  0.4363%

Advisor Emerging Markets Income   0.1324%        +   0.55%                    =  0.6824%

Advisor High Yield                0.1324%        +   0.45%                    =  0.5824%

Advisor Strategic Income          0.1324%        +   0.45%                    =  0.5824%

Advisor Government Investment     0.1324%        +   0.30%                    =  0.4324%

Advisor Mortgage Securities       0.1324%        +   0.30%                    =  0.4324%

Advisor Intermediate Bond         0.1324%        +   0.30%                    =  0.4324%

Advisor Short Fixed-Income        0.1324%        +   0.30%                    =  0.4324%

Advisor Municipal Income          0.1324%        +   0.25%                    =  0.3824%

Advisor Intermediate              0.1324%        +   0.25%                    =  0.3824%
Municipal Income



The individual fund fee rate for Advisor Overseas, Advisor Strategic Opportunities and Advisor Growth Opportunities is set forth in the following chart. Based on the average group net assets of the funds advised by FMR for December 1998, each fund's annual basic fee rate would be calculated as follows:


                                 GROUP FEE RATE     INDIVIDUAL FUND FEE RATE     BASIC FEE RATE

Advisor Overseas                  0.2863%        +   0.45%                    =  0.7363%

Advisor Strategic Opportunities   0.2863%        +   0.30%                    =  0.5863%

Advisor Growth Opportunities      0.2863%        +   0.30%                    =  0.5863%



One-twelfth of the basic fee rate or the management fee rate, as applicable, is applied to each fund's average net assets for the month, giving a dollar amount which is the fee for that month.

COMPUTING THE PERFORMANCE ADJUSTMENT. The basic fee for each of Advisor Overseas, Advisor Strategic Opportunities, and Advisor Growth Opportunities is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record
   over the same period     of the S&P 500    for     Advisor
Strategic Opportunities and Advisor Growth Opportunities or the
cap-weighted EAFE    for     Overseas. The performance period consists
of the most recent month plus the previous 35 months.

Each percentage point of difference, calculated to the nearest 0.01% (for Advisor Overseas, Advisor Strategic Opportunities, and Advisor Growth Opportunities) (up to a maximum difference of
    (plus/minus)10.00) is multiplied by a performance adjustment rate of 0.02%.

For the purposes of calculating the performance adjustment for each of Advisor Overseas, Advisor Strategic Opportunities, and Advisor Growth Opportunities, the fund's investment performance will be based on the average performance of all classes of the fund weighted according to their average assets for each month in the performance period.

The performance comparison is made at the end of each month. One twelfth (1/12) of this rate is then applied to each fund's average net assets throughout the month, giving a dollar amount which will be added to (or subtracted from) the basic fee.

The maximum annualized adjustment rate is (plus/minus)0.20% (for
Advisor Overseas, Advisor Strategic Opportunities, and Advisor Growth Opportunities) of a fund's average net assets over the performance period.

A class's performance is calculated based on change in NAV. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by the class are treated as if reinvested in that class's shares at the NAV as of the record date for payment. The record of the Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the Index.

Because the adjustment to the basic fee is based on a fund's performance compared to the investment record of the applicable Index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the Index. Moreover, the comparative investment performance of each fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

For Morgan Stanley Capital International Europe, Australasia, Far East Index, the index returns for periods prior to January 1, 1997 are adjusted for tax withholding at non-treaty rates. The index returns for periods after January 1, 1997 are adjusted for tax withholding at treaty rates applicable to U.S.-based mutual funds organized as Massachusetts business trusts.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years, and the amount of negative or positive performance adjustments to the management fees paid by Advisor Overseas, Advisor Strategic Opportunities, and Advisor Growth Opportunities.

                                 FISCAL YEAR ENDED  PERFORMANCE ADJUSTMENT   MANAGEMENT FEES PAID TO FMR


ADVISOR INTERNATIONAL CAPITAL
APPRECIATION

1998#                            10/31                N/A                     $ 116,243

ADVISOR OVERSEAS

1998                             10/31               $ 1,911,058 (upward)      11,334,456*

1997                             10/31                734,731 (upward)         9,515,372*

1996                             10/31                687,829 (downward)       6,353,206*

ADVISOR TECHNOQUANT GROWTH

1998                             11/30                N/A                      208,740

1997**                           11/30                N/A                      135,400

ADVISOR SMALL CAP

1998***                          11/30                N/A                      104,572

ADVISOR STRATEGIC OPPORTUNITIES

1998                             11/30                1,343,174 (downward)     2,375,350*

1/1/97 - 11/30/97                11/30                1,112,763 (downward)     2,293,268*

1996                             12/31                962,281 (downward)       3,621,407*

1995                             12/31                91,269 (upward)          3,510,812*

ADVISOR MID CAP

1998                             11/30                N/A                      2,834,821

1997                             11/30                N/A                      2,182,332

1996****                         11/30                N/A                      644,430

ADVISOR EQUITY GROWTH

1998                             11/30                N/A                      34,349,874

1997                             11/30                N/A                      30,254,233

1996                             11/30                N/A                      23,048,140

ADVISOR LARGE CAP

1998                             11/30                N/A                      585,604

1997                             11/30                N/A                      364,913

1996****                         11/30                N/A                      100,564

ADVISOR GROWTH OPPORTUNITIES

1998                             11/30                31,888,352 (downward)    113,054,160*

11/1/97 - 11/30/97               11/30                 2,127,105 (downward)    8,283,249*

1997                             10/31                19,295,278 (downward)    86,854,055*

1996                             10/31                1,076,788 (upward)       76,294,260*

ADVISOR GROWTH & INCOME

1998                             11/30                N/A                      2,243,407

1997**                           11/30                N/A                      385,672

ADVISOR EQUITY INCOME

1998                             11/30                N/A                     $ 19,202,591(dagger)

1997                             11/30                N/A                      14,927,663(dagger)

1996                             11/30                N/A                      10,188,385(dagger)

ADVISOR BALANCED

11/1/98 - 11/30/98               11/30                N/A                      1,134,504

1998                             10/31                N/A                      13,700,950

1997                             10/31                N/A                      13,236,926

1996                             10/31                N/A                      16,119,225

ADVISOR EMERGING MARKETS
INCOME

1998                             12/31                N/A                      665,704

1997                             12/31                N/A                      822,554

1996                             12/31                N/A                      488,344

ADVISOR HIGH YIELD

1998                             10/31                N/A                      20,940,502

1997                             10/31                N/A                      14,787,091

1996                             10/31                N/A                      10,195,539

ADVISOR STRATEGIC INCOME

1998                             12/31                N/A                      1,461,994

1997                             12/31                N/A                      967,126

1996                             12/31                N/A                      641,715

ADVISOR GOVERNMENT INVESTMENT

1998                             10/31                N/A                      964,623

1997                             10/31                N/A                      930,159

1996                             10/31                N/A                      1,197,929

ADVISOR MORTGAGE SECURITIES

1998                             10/31                N/A                      2,226,557

8/1/97 - 10/31/97                10/31                N/A                      578,471

1997                             7/31                 N/A                      2,273,788

1996                             7/31                 N/A                      2,104,873

ADVISOR INTERMEDIATE BOND

12/1/97 - 10/31/98               10/31                N/A                      1,941,732

1997                             11/30                N/A                      2,095,786

1996                             11/30                N/A                      2,174,162

1995                             11/30                N/A                      1,703,722

ADVISOR SHORT FIXED-INCOME

1998                             10/31                N/A                      1,531,459

1997                             10/31                N/A                      1,715,958

1996                             10/31                N/A                      2,203,578

ADVISOR MUNICIPAL INCOME

1998                             10/31                N/A                      1,699,469

1997                             10/31                N/A                      1,826,656

1996                             10/31                N/A                      2,266,568

ADVISOR INTERMEDIATE
MUNICIPAL INCOME

12/1/97 - 10/31/98               10/31                N/A                      242,984

1997                             11/30                N/A                      255,140

1996                             11/30                N/A                      310,611

1995                             11/30                N/A                      292,469



# Advisor International Capital Appreciation commenced operations on November 3, 1997.

* Including the amount of the performance adjustment.

** Advisor TechnoQuant Growth and Advisor Growth & Income commenced operations on December 31, 1996.

*** Advisor Small Cap commenced operations on September 9, 1998.

**** Advisor Mid Cap and Advisor Large Cap commenced operations on February 20, 1996.

   (dagger) Prior to December 1, 1998, Advisr Equity Income paid FMR a monthly management fee at an annual rate of 0.50% of the fund's average net assets throughout the month.

During the reporting period, FMR voluntarily modified the breakpoints in the group fee rate schedules on January 1, 1996 to provide for lower management fee rates as FMR's assets under management increase.

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses), which is subject to revision or termination. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will    incre    ase a class's returns
and yield, and repayment of the reimbursement by a class will lower its returns and yield.

SUB-ADVISERS. On behalf of Advisor Government Investment, Advisor Mortgage Securities, Advisor Intermediate Bond, Advisor Short Fixed-Income, Advisor Municipal Income, and Advisor Intermediate Municipal Income, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has primary responsibility for choosing investments for the funds.

On behalf of Advisor Asset Allocation   ,     Advisor Balanced,    and
Advisor Strategic Income    , FMR has entered into a sub-advisory
agreement with FIMM pursuant to which FIMM chooses certain investments for the funds.

Under the terms of the sub-advisory agreements for Advisor Government Investment, Advisor Mortgage Securities, Advisor Intermediate Bond, Advisor Short Fixed-Income, Advisor Municipal Income, and Advisor Intermediate Municipal Income, FMR pays FIMM fees equal to 50% of the management fee payable to FMR under its management contract with each fund. The fees paid to FIMM are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

Under the terms of the sub-advisory agreements for Advisor Asset
Allocation   ,     Advisor Balanced   , and Advisor Strategic
Income    , FMR pays FIMM fees equal to 50% of the management fee
payable to FMR with respect to that portion of the fund's assets that are managed by FIMM. The fees paid to FIMM are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

On behalf of Advisor TechnoQuant Growth, Advisor Small Cap, Advisor Strategic Opportunities, Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth Opportunities, Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, Advisor Balanced, Advisor High Yield, Advisor Mortgage Securities, Advisor Intermediate Bond, and Advisor Short Fixed-Income, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. On behalf of Advisor Latin America, Advisor Japan, Advisor Europe Capital Appreciation, Advisor International Capital Appreciation, Advisor Overseas, Advisor Diversified International, Advisor Global Equity, Advisor Emerging Markets Income, and Advisor Strategic Income, FMR has entered into sub-advisory agreements with FMR U.K., FMR Far East, FIJ, and FIIA. FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L. Pursuant to the sub-advisory agreements, FMR may receive investment advice and research services outside the United States from the sub-advisers.

On behalf of each fund, FMR may also grant FMR U.K., FMR Far East, FIJ, FIIA, and FIIA(U.K.)L investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds.

Under the sub-advisory agreements FMR pays the fees of FMR U.K., FMR Far East, FIJ, and FIIA. FIIA, in turn, pays the fees of FIIA(U.K.)L. For providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:

(small solid bullet) FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.

(small solid bullet) FMR pays FIIA and FIJ fees equal to 30% of FMR's monthly management fee with respect to the average net assets held by the fund for which the sub-adviser has provided FMR with investment advice and research services.

(small solid bullet) FIIA pays FIIA(U.K.)L a fee equal to 110% of FIIA(U.K.)L's costs incurred in connection with providing investment advice and research services.

For providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

(small solid bullet) FMR pays FMR U.K., FMR Far East, FIJ, and FIIA a fee equal to 50% of its monthly management fee (including any performance adjustment) with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

(small solid bullet) FIIA pays FIIA(U.K.)L a fee equal to 110% of FIIA(U.K.)L's costs incurred in connection with providing discretionary investment management services.

For providing investment advice and research services, fees paid to
   FMR U.K. and FMR Far East     on behalf of Advisor Strategic
Opportunities, Advisor Equity Growth, Advisor Growth Opportunities   ,
Advisor Growth & Income,     Advisor Equity Income, and Advisor
Balanced   ,     for the past three fiscal years are shown in the
table below.

                                 Fiscal Year Ended  FMR U.K.     FMR Far East

Advisor Strategic Opportunities

1998                             November 30        $ 11,125     $ 10,563

1/1/97 - 11/30/97                November 30         28,790       27,433

1996                             December 31         24,977       23,484

1995                             December 31         5,261        5,862

                                                    FMR U.K.     FMR Far East

Advisor Equity Growth

1998                             November 30        $ 139,746    $ 123,816

1997                             November 30         139,178      133,255

1996                             November 30         51,150       49,497

                                                    FMR U.K.     FMR Far East

Advisor Growth Opportunities

1998                             November 30        $ 1,264,405  $ 1,149,662

11/1/97 - 11/30/97               November 30         87,415       77,694

11/1/96 - 10/31/97               October 31          852,607      809,300

1996                             October 31          642,845      645,049

                                                    FMR U.K.     FMR Far East

Advisor Growth & Income

1998                             November 30        $ 15,059     $ 13,634

1997*                            November 30         0            0

                                                    FMR U.K.     FMR Far East

Advisor Equity Income

1998                             November 30        $ 189,295    $ 172,720

1997                             November 30         89,084       85,667

1996                             November 30         46,448       46,494

                                                    FMR U.K.     FMR Far East

Advisor Balanced

11/1/98 - 11/30/98               November 30        $ 14,519     $ 11,784

11/1/97 - 10/31/98               October 31          157,996      144,557

1997                             October 31          177,487      166,105

1996                             October 31          235,847      251,109


   * Advisor Growth & Income commenced operations on December 31,
1996

   For providing investment advice and research services, fees paid to FMR U.K., FMR Far East, FIJ, FIIA, and FIIA(U.K.)L on behalf of
Advisor Overseas for the past three fiscal years are shown in the table below.


                                     FMR U.K.   FMR Far East  FIJ  FIIA  FIIA(U.K.)L
                  Fiscal Year Ended

Advisor Overseas

1998              October 31         $ 157,996  $ 144,557     $ 0  $ 0   $ 0

1997              October 31          627,390    594,643       0    0     0

1996              October 31          541,988    550,513       0    0     0



   For investment advice and research services, no fees were paid to FMR U.K. and FMR Far East on behalf of Advisor TechnoQuant Growth, Advisor Small Cap, Advisor Mid Cap, Advisor Large Cap, Advisor High Yield, Advisor Mortgage Securities, Advisor Intermediate Bond, and Advisor Short Fixed-Income.

   For investment advice and research services, no fees were paid to FMR U.K., FMR Far East, FIJ, FIIA or FIIA (U.K.)L on behalf of Advisor International Capital Appreciation, Advisor Emerging Markets Income, and Advisor Strategic Income.

   Currently, FIJ is primarily responsible for choosing investments for Advisor Japan Fund.

   For discretionary investment management and execution of portfolio transactions, no fees were paid to FMR U.K., FMR Far East, FIJ, FIIA or FIIA(U.K.)L on behalf of the funds for the past three fiscal years.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

   Sales charge revenues collected and retained by FDC for the past three fiscal years are shown in the table below. Class C of each fund shown in the table below (except Advisor International Capital
Appreciation and Advisor Small Cap) commenced operations on November
3, 1997.



                      FISCAL YEAR ENDED  PERFORMANCE            MANAGEMENT FEES
                                         ADJUSTMENT             PAID TO FMR


ADVISOR
INTERNATIONAL
CAPITAL APPRECIATION

1998#                 10/31                N/A                   $ 116,243

ADVISOR OVERSEAS

1998                  10/31               $ 1,911,058 (upward)    11,334,456*

1997                  10/31                734,731 (upward)       9,515,372*

1996                  10/31                687,829 (downward)     6,353,206*

ADVISOR TECHNOQUANT
GROWTH

1998                  11/30                N/A                    208,740

1997**                11/30                N/A                    135,400

ADVISOR SMALL CAP

1998***               11/30                N/A                    104,572

ADVISOR STRATEGIC
OPPORTUNITIES

1998                  11/30                1,343,174              2,375,350*
                                         (downward)

1/1/97 - 11/30/97     11/30                1,112,763              2,293,268*
                                         (downward)

1996                  12/31                962,281 (downward)     3,621,407*

1995                  12/31                91,269 (upward)        3,510,812*

ADVISOR MID CAP

1998                  11/30                N/A                    2,834,821

1997                  11/30                N/A                    2,182,332

1996****              11/30                N/A                    644,430

ADVISOR EQUITY
GROWTH

1998                  11/30                N/A                    34,349,874

1997                  11/30                N/A                    30,254,233

1996                  11/30                N/A                    23,048,140

ADVISOR LARGE CAP

1998                  11/30                N/A                    585,604

1997                  11/30                N/A                    364,913

1996****              11/30                N/A                    100,564

ADVISOR GROWTH
OPPORTUNITIES

1998                  11/30                31,888,352             113,054,160*
                                         (downward)

11/1/97 - 11/30/97    11/30                 2,127,105             8,283,249*
                                         (downward)

1997                  10/31                19,295,278             86,854,055*
                                         (downward)

1996                  10/31                1,076,788 (upward)     76,294,260*

ADVISOR GROWTH &
INCOME

1998                  11/30                N/A                    2,243,407

1997**                11/30                N/A                    385,672

ADVISOR EQUITY
INCOME

1998                  11/30                N/A                   $ 19,202,591(dagger)

1997                  11/30                N/A                    14,927,663(dagger)

1996                  11/30                N/A                    10,188,385(dagger)

ADVISOR BALANCED

11/1/98 - 11/30/98    11/30                N/A                    1,134,504

1998                  10/31                N/A                    13,700,950

1997                  10/31                N/A                    13,236,926

1996                  10/31                N/A                    16,119,225

ADVISOR EMERGING
MARKETS INCOME

1998                  12/31                N/A                    665,704

1997                  12/31                N/A                    822,554

1996                  12/31                N/A                    488,344

ADVISOR HIGH YIELD

1998                  10/31                N/A                    20,940,502

1997                  10/31                N/A                    14,787,091

1996                  10/31                N/A                    10,195,539

ADVISOR STRATEGIC
INCOME

1998                  12/31                N/A                    1,461,994

1997                  12/31                N/A                    967,126

1996                  12/31                N/A                    641,715

ADVISOR GOVERNMENT
INVESTMENT

1998                  10/31                N/A                    964,623

1997                  10/31                N/A                    930,159

1996                  10/31                N/A                    1,197,929

ADVISOR MORTGAGE
SECURITIES

1998                  10/31                N/A                    2,226,557

8/1/97 - 10/31/97     10/31                N/A                    578,471

1997                  7/31                 N/A                    2,273,788

1996                  7/31                 N/A                    2,104,873

ADVISOR
INTERMEDIATE BOND

12/1/97 - 10/31/98    10/31                N/A                    1,941,732

1997                  11/30                N/A                    2,095,786

1996                  11/30                N/A                    2,174,162

1995                  11/30                N/A                    1,703,722

ADVISOR SHORT
FIXED-INCOME

1998                  10/31                N/A                    1,531,459

1997                  10/31                N/A                    1,715,958

1996                  10/31                N/A                    2,203,578

ADVISOR MUNICIPAL
INCOME

1998                  10/31                N/A                    1,699,469

1997                  10/31                N/A                    1,826,656

1996                  10/31                N/A                    2,266,568

ADVISOR
INTERMEDIATE
MUNICIPAL INCOME

12/1/97 - 10/31/98    10/31                N/A                    242,984

1997                  11/30                N/A                    255,140

1996                  11/30                N/A                    310,611

1995                  11/30                N/A                    292,469



# Advisor International Capital Appreciation commenced operations on November 3, 1997.

* Including the amount of the performance adjustment.

** Advisor TechnoQuant Growth and Advisor Growth & Income commenced operations on December 31, 1996.

*** Advisor Small Cap commenced operations on September 9, 1998.

**** Advisor Mid Cap and Advisor Large Cap commenced operations on February 20, 1996.

   (dagger) Prior to December 1, 1998, Advisr Equity Income paid FMR a monthly management fee at an annual rate of 0.50% of the fund's average net assets throughout the month.

During the reporting period, FMR voluntarily modified the breakpoints in the group fee rate schedules on January 1, 1996 to provide for lower management fee rates as FMR's assets under management increase.

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses), which is subject to revision or termination. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will    incre    ase a class's returns
and yield, and repayment of the reimbursement by a class will lower its returns and yield.

SUB-ADVISERS. On behalf of Advisor Government Investment, Advisor Mortgage Securities, Advisor Intermediate Bond, Advisor Short Fixed-Income, Advisor Municipal Income, and Advisor Intermediate Municipal Income, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has primary responsibility for choosing investments for the funds.

On behalf of Advisor Asset Allocation   ,     Advisor Balanced,    and
Advisor Strategic Income    , FMR has entered into a sub-advisory
agreement with FIMM pursuant to which FIMM chooses certain investments for the funds.

Under the terms of the sub-advisory agreements for Advisor Government Investment, Advisor Mortgage Securities, Advisor Intermediate Bond, Advisor Short Fixed-Income, Advisor Municipal Income, and Advisor Intermediate Municipal Income, FMR pays FIMM fees equal to 50% of the management fee payable to FMR under its management contract with each fund. The fees paid to FIMM are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

Under the terms of the sub-advisory agreements for Advisor Asset
Allocation   ,     Advisor Balanced   , and Advisor Strategic
Income    , FMR pays FIMM fees equal to 50% of the management fee
payable to FMR with respect to that portion of the fund's assets that are managed by FIMM. The fees paid to FIMM are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

On behalf of Advisor TechnoQuant Growth, Advisor Small Cap, Advisor Strategic Opportunities, Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth Opportunities, Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, Advisor Balanced, Advisor High Yield, Advisor Mortgage Securities, Advisor Intermediate Bond, and Advisor Short Fixed-Income, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. On behalf of Advisor Latin America, Advisor Japan, Advisor Europe Capital Appreciation, Advisor International Capital Appreciation, Advisor Overseas, Advisor Diversified International, Advisor Global Equity, Advisor Emerging Markets Income, and Advisor Strategic Income, FMR has entered into sub-advisory agreements with FMR U.K., FMR Far East, FIJ, and FIIA. FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L. Pursuant to the sub-advisory agreements, FMR may receive investment advice and research services outside the United States from the sub-advisers.

On behalf of each fund, FMR may also grant FMR U.K., FMR Far East, FIJ, FIIA, and FIIA(U.K.)L investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds.

Under the sub-advisory agreements FMR pays the fees of FMR U.K., FMR Far East, FIJ, and FIIA. FIIA, in turn, pays the fees of FIIA(U.K.)L. For providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:

(small solid bullet) FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.

(small solid bullet) FMR pays FIIA and FIJ fees equal to 30% of FMR's monthly management fee with respect to the average net assets held by the fund for which the sub-adviser has provided FMR with investment advice and research services.

(small solid bullet) FIIA pays FIIA(U.K.)L a fee equal to 110% of FIIA(U.K.)L's costs incurred in connection with providing investment advice and research services.

For providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

(small solid bullet) FMR pays FMR U.K., FMR Far East, FIJ, and FIIA a fee equal to 50% of its monthly management fee (including any performance adjustment) with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

(small solid bullet) FIIA pays FIIA(U.K.)L a fee equal to 110% of FIIA(U.K.)L's costs incurred in connection with providing discretionary investment management services.

For providing investment advice and research services, fees paid to
   FMR U.K. and FMR Far East     on behalf of Advisor Strategic
Opportunities, Advisor Equity Growth, Advisor Growth Opportunities   ,
Advisor Growth & Income,     Advisor Equity Income, and Advisor
Balanced   ,     for the past three fiscal years are shown in the
table below.

                       Fiscal Year Ended  FMR U.K.     FMR Far East

Advisor Strategic
Opportunities

1998                   November 30        $ 11,125     $ 10,563

1/1/97 - 11/30/97      November 30         28,790       27,433

1996                   December 31         24,977       23,484

1995                   December 31         5,261        5,862

                                          FMR U.K.     FMR Far East

Advisor Equity Growth

1998                   November 30        $ 139,746    $ 123,816

1997                   November 30         139,178      133,255

1996                   November 30         51,150       49,497

                                          FMR U.K.     FMR Far East

Advisor Growth
Opportunities

1998                   November 30        $ 1,264,405  $ 1,149,662

11/1/97 - 11/30/97     November 30         87,415       77,694

11/1/96 - 10/31/97     October 31          852,607      809,300

1996                   October 31          642,845      645,049

                                          FMR U.K.     FMR Far East

Advisor Growth &
Income

1998                   November 30        $ 15,059     $ 13,634

1997*                  November 30         0            0

                                          FMR U.K.     FMR Far East

Advisor Equity Income

1998                   November 30        $ 189,295    $ 172,720

1997                   November 30         89,084       85,667

1996                   November 30         46,448       46,494

                                          FMR U.K.     FMR Far East

Advisor Balanced

11/1/98 - 11/30/98     November 30        $ 14,519     $ 11,784

11/1/97 - 10/31/98     October 31          157,996      144,557

1997                   October 31          177,487      166,105

1996                   October 31          235,847      251,109


   * Advisor Growth & Income commenced operations on December 31,
1996

   For providing investment advice and research services, fees paid to FMR U.K., FMR Far East, FIJ, FIIA, and FIIA(U.K.)L on behalf of
Advisor Overseas for the past three fiscal years are shown in the table below.


                                     FMR U.K.   FMR Far East  FIJ  FIIA  FIIA(U.K.)L
                  Fiscal Year Ended

Advisor Overseas

1998              October 31         $ 157,996  $ 144,557     $ 0  $ 0   $ 0

1997              October 31          627,390    594,643       0    0     0

1996              October 31          541,988    550,513       0    0     0



   For investment advice and research services, no fees were paid to FMR U.K. and FMR Far East on behalf of Advisor TechnoQuant Growth, Advisor Small Cap, Advisor Mid Cap, Advisor Large Cap, Advisor High Yield, Advisor Mortgage Securities, Advisor Intermediate Bond, and Advisor Short Fixed-Income.

   For investment advice and research services, no fees were paid to FMR U.K., FMR Far East, FIJ, FIIA or FIIA (U.K.)L on behalf of Advisor International Capital Appreciation, Advisor Emerging Markets Income, and Advisor Strategic Income.

   Currently, FIJ is primarily responsible for choosing investments for Advisor Japan Fund.

   For discretionary investment management and execution of portfolio transactions, no fees were paid to FMR U.K., FMR Far East, FIJ, FIIA or FIIA(U.K.)L on behalf of the funds for the past three fiscal years.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

   Sales charge revenues collected and retained by FDC for the past three fiscal years are shown in the table below. Class C of each fund shown in the table below (except Advisor International Capital
Appreciation and Advisor Small Cap) commenced operations on November
3, 1997.

                                          Sales Charge Revenue                      CDSC Revenue

                   Fiscal Year  Ended     Amount Paid to FDC    Amount Retained by  Amount Paid to FDC  Amount Retained by
                                                                FDC                                     FDC


Advisor            Oct. 31, 1998*         $ 16,408              $ 5,206             $ 0                 $ 0
International
Capital
Appreciation -
Class A

Advisor            Oct. 31, 1998*          68,287                18,616              0                   0
International
Capital
Appreciation -
Class T

Advisor            Oct. 31, 1998*         N/A                   N/A
International                                                                        5,042               5,042
Capital
Appreciation -
Class B

Advisor            Oct. 31, 1998*         N/A                   N/A
International                                                                        1,231               1,231
Capital
Appreciation -
Class C

Advisor Overseas - Oct. 31, 1998           123,000               42,000              0                   0
Class A

                   Oct. 31, 1997           93,000                25,000              0                   0

                   Oct. 31, 1996A          12,000                1,000               0                   0

Advisor
Overseas -         Oct. 31, 1998           618,000               174,000             0                   0
Class T

                   Oct. 31, 1997           748,000               202,000             0                   0

                   Oct. 31, 1996           2,313,000             375,000             0                   0

Advisor
Overseas -         Oct. 31, 1998          N/A                   N/A                  124,000             124,000
Class B

                   Oct. 31, 1997          N/A                   N/A                  86,000              86,000

                   Oct. 31, 1996          N/A                   N/A                  24,000              24,000

Advisor
Overseas -         Oct. 31, 1998          N/A                   N/A                  4,000               4,000
Class C

Advisor
TechnoQuant        Nov. 30, 1998           17,545                5,286               0                   0
Growth - Class A

                   Nov. 30, 1997**         54,370                30,175              0                   0

Advisor
TechnoQuant        Nov. 30, 1998           45,229                11,046              0                   0
Growth - Class T

                   Nov. 30, 1997**         111,714               41,936              0                   0

Advisor
TechnoQuant        Nov. 30, 1998          N/A                   N/A                  47,726              47,726
Growth - Class B

                   Nov. 30, 1997**        N/A                   N/A                  18,557              18,557

Advisor
TechnoQuant        Nov. 30, 1998          N/A                   N/A                  422                 422
Growth - Class C

                   Nov. 30, 1997**        N/A                   N/A                  0                   0

Advisor
Small Cap -        Nov. 30, 1998***        59,118                42,784              0                   0
Class A

Advisor
Small Cap -        Nov. 30, 1998***        153,317               75,134              0                   0
Class T

Advisor
Small Cap -        Nov. 30, 1998***       N/A                   N/A                  5,341
Class B                                                                                                  5,341

Advisor
Small Cap -        Nov. 30, 1998***       N/A                   N/A                  1,436               1,436
Class C


Advisor Strategic  Nov. 30, 1998           70,878                17,322              0                   0
Opportunities -
Class A

                   Nov. 30, 1997(dagger)   28,462                9,936               0                   0

                   Dec. 31, 1996B          15,662                2,958               0                   0

Advisor Strategic  Nov. 30, 1998          $ 243,044             $ 72,427            $ 0                 $ 0
Opportunities -
Class T

                   Nov. 30, 1997(dagger)   187,128               53,056              0                   0

                   Dec. 31, 1996           909,434               145,926             0                   0

                   Dec. 31, 1995           1,883,199             144,719             0                   0

Advisor Strategic  Nov. 30, 1998          N/A                   N/A                  232,999             232,999
Opportunities -
Class B

                   Nov. 30, 1997(dagger)  N/A                   N/A                  304,658             304,658

                   Dec. 31, 1996          N/A                   N/A                  243,510             243,510

                   Dec. 31, 1995          N/A                   N/A                  40,916              40,916

Advisor Strategic  Nov. 30, 1998           11                    0                  N/A                 N/A
Opportunities -
Initial Class

                   Nov. 30, 1997(dagger)   0                     0                   N/A                 N/A

                   Dec. 31, 1996           0                     0                   N/A                 N/A

                   Dec. 31, 1995           0                     0                   N/A                 N/A

Advisor Mid Cap -  Nov. 30, 1998           119,088               33,806              0                   0
Class A

                   Nov. 30, 1997           68,624                17,485              0                   0

                   Nov. 30, 1996****       25,943                4,434               0                   0

Advisor Mid Cap -  Nov. 30, 1998           459,186               163,750             0                   0
Class T

                   Nov. 30, 1997           419,798               153,727             0                   0

                   Nov. 30, 1996****       1,836,711             304,519             0                   0

Advisor Mid Cap -  Nov. 30, 1998          N/A                   N/A                  138,632             138,632
Class B

                   Nov. 30, 1997          N/A                   N/A                  160,918             160,918

                   Nov. 30, 1996****      N/A                   N/A                  20,844              20,844

Advisor Mid Cap -  Nov. 30, 1998          N/A                   N/A                  2,300               2,300
Class C

                   Nov. 30, 1997          N/A                   N/A                  0                   0

Advisor Equity     Nov. 30, 1998           838,000               356,000             0                   0
Growth - Class A

                   Nov. 30, 1997           516,000               163,000             0                   0

                   Nov. 30, 1996           151,603               16,099              0                   0

Advisor Equity     Nov. 30, 1998           2,265,000             769,000             0                   0
Growth - Class T

                   Nov. 30, 1997           2,561,000             777,000             0                   0

                   Nov. 30, 1996           11,845,527            1,998,996           0                   0

Advisor Equity     Nov. 30, 1998          N/A                   N/A                  488,000             488,000
Growth - Class B

                   Nov. 30, 1997C         N/A                   N/A                  53,000              53,000

Advisor Equity     Nov. 30, 1998          N/A                   N/A                  25,000              25,000
Growth - Class C

                   Nov. 30, 1997          N/A                   N/A                  0                   0

Advisor
Large Cap -        Nov. 30, 1998           48,225                13,628              0                   0
Class A

                   Nov. 30, 1997           39,475                12,656              0                   0

                   Nov. 30, 1996****       1,495                 1,476               0                   0

Advisor
Large Cap -        Nov. 30, 1998           85,387                27,254              0                   0
Class T

                   Nov. 30, 1997           83,276                28,199              0                   0

                   Nov. 30, 1996****       208,839               32,342              0                   0

Advisor
Large Cap -        Nov. 30, 1998          N/A                   N/A                  50,675              50,675
Class B

                   Nov. 30, 1997          N/A                   N/A                  27,546              27,546

                   Nov. 30, 1996****      N/A                   N/A                  5,900               5,900

Advisor
Large Cap -        Nov. 30, 1998          N/A                   N/A                  4,117               4,117
Class C

                   Nov. 30, 1997          N/A                   N/A                  0                   0

Advisor Growth     Nov. 30, 1998           3,082,000             1,252,000           0                   0
Opportunities -
Class A

                   Nov. 30, 1997+          189,000               73,000              0                   0

                   Oct. 31, 1997          $ 2,096,000           $ 618,000           $ 0                 $ 0

                   Oct. 31, 1996           399,713               45,606              0                   0

Advisor Growth     Nov. 30, 1998           11,634,000            4,534,000           0                   0
Opportunities -
Class T

                   Nov. 30, 1997+          821,000               352,000             0                   0

                   Oct. 31, 1997           13,380,000            4,538,000           0                   0

                   Oct. 31, 1996           49,538,901            7,961,248           0                   0

Advisor Growth     Nov. 30, 1998          N/A                   N/A                  1,990,000           1,990,000
Opportunities -
Class B

                   Nov. 30, 1997+         N/A                   N/A                  41,000              41,000

                   Oct. 31, 1997D         N/A                   N/A                  154,000             154,000

Advisor Growth     Nov. 30, 1998          N/A                   N/A                  98,000              98,000
Opportunities -
Class C

                   Nov. 30, 1997+         N/A                   N/A                  0                   0

Advisor Growth &   Nov. 30, 1998           416,022               154,022             0                   0
Income - Class A

                   Nov. 30, 1997**         107,155               38,752              0                   0

Advisor Growth &   Nov. 30, 1998           931,112               327,957             0                   0
Income - Class T

                   Nov. 30, 1997**         316,414               112,138             0                   0

Advisor Growth &   Nov. 30, 1998          N/A                   N/A                  146,346             146,346
Income - Class B

                   Nov. 30, 1997**        N/A                   N/A                  35,346              35,346

Advisor Growth &   Nov. 30, 1998          N/A                   N/A                  24,046              24,046
Income - Class C

                   Nov. 30, 1997**        N/A                   N/A                  0                   0

Advisor Equity     Nov. 30, 1998           672,000               278,000             0                   0
Income - Class A

                   Nov. 30, 1997           461,000               124,000             0                   0

                   Nov. 30, 1996           108,178               10,945              0                   0

Advisor Equity     Nov. 30, 1998           1,700,000             545,000             0                   0
Income - Class T

                   Nov. 30, 1997           1,835,000             533,000             0                   0

                   Nov. 30, 1996           8,110,513             1,572,831           0                   0

Advisor Equity     Nov. 30, 1998          N/A                   N/A                  1,178,000           1,178,000
Income - Class B

                   Nov. 30, 1997          N/A                   N/A                  1,017,000           1,017,000

                   Nov. 30, 1996          N/A                   N/A                  651,390             651,390

Advisor Equity     Nov. 30, 1998          N/A                   N/A                  10,000              10,000
Income - Class C

                   Nov. 30, 1997          N/A                   N/A                  0                   0

Advisor
Balanced -         Nov. 30,                22,000                9,000               0                   0
Class A            1998(dagger)(dagger)

                   Oct. 31, 1998           173,000               57,000              0                   0

                   Oct. 31, 1997           139,000               37,000              0                   0

                   Oct. 31, 1996           38,444                5,070               0                   0

Advisor
Balanced -         Nov. 30,                58,000                21,000              0                   0
Class T            1998(dagger)(dagger)

                   Oct. 31, 1998           940,000               263,000             0                   0

                   Oct. 31, 1997           1,052,000             275,000             0                   0

                   Oct. 31, 1996           3,494,533             591,963             0                   0

Advisor
Balanced -         Nov. 30,               N/A                   N/A                  10,000              10,000
Class B            1998(dagger)(dagger)

                   Oct. 31, 1998          N/A                   N/A                  48,000              48,000

                   Oct. 31, 1997G         N/A                   N/A                  9,000               9,000

Advisor
Balanced -         Nov. 30,               N/A                   N/A                 $ 1,000             $ 1,000
Class C            1998(dagger)(dagger)

                   Oct. 31, 1998          N/A                   N/A                  6,000               6,000

Advisor Emerging   Dec. 31, 1998          $ 26,332              $ 8,219              0                   0
Markets Income -
Class A

                   Dec. 31, 1997           29,709                6,462               0                   0

                   Dec. 31, 1996           9,186                 1,098               0                   0

Advisor Emerging   Dec. 31, 1998           61,537                20,587              0                   0
Markets Income -
Class T

                   Dec. 31, 1997           142,370               30,730              0                   0

                   Dec. 31, 1996           270,379               42,424              0                   0

Advisor Emerging   Dec. 31, 1998          N/A                   N/A                  71,458              71,458
Markets Income -
Class B

                   Dec. 31, 1997          N/A                   N/A                  68,657              68,657

                   Dec. 31, 1996          N/A                   N/A                  46,800              46,800

Advisor Emerging   Dec. 31, 1998          N/A                   N/A                  2,699               2,699
Markets Income -
Class C

                   Dec. 31, 1997          N/A                   N/A                  0                   0

Advisor
High Yield         Oct. 31, 1998           923,000               346,000             0                   0
- Class A

                   Oct. 31, 1997           609,000               162,000             0                   0

                   Oct. 31, 1996           116,000               17,000              0                   0

Advisor
High Yield         Oct. 31, 1998           2,889,000             1,263,000           0                   0
- Class T

                   Oct. 31, 1997           2,978,000             979,000             0                   0

                   Oct. 31, 1996           8,201,000             1,356,000           0                   0

Advisor
High Yield         Oct. 31, 1998          N/A                   N/A                  1,774,000           1,774,000
- Class B

                   Oct. 31, 1997          N/A                   N/A                  1,076,000           1,076,000

                   Oct. 31, 1996          N/A                   N/A                  372,000             372,000

Advisor
High Yield         Oct. 31, 1998          N/A                   N/A                  54,000              54,000
- Class C

Advisor Strategic  Dec. 31, 1998           97,601                25,922              0                   0
Income - Class A

                   Dec. 31, 1997           56,247                9,922               0                   0

                   Dec. 31, 1996           13,287                1,628               0                   0

Advisor Strategic  Dec. 31, 1998           269,192               76,233              0                   0
Income - Class T

                   Dec. 31, 1997           275,540               77,574              0                   0

                   Dec. 31, 1996           558,381               94,606              0                   0

Advisor Strategic  Dec. 31, 1998          N/A                   N/A                  140,845             140,845
Income - Class B

                   Dec. 31, 1997          N/A                   N/A                  89,199              89,199

                   Dec. 31, 1996          N/A                   N/A                  56,783              56,783

Advisor Strategic  Dec. 31, 1998          N/A                   N/A                  9,131               9,131
Income - Class C

                   Dec. 31, 1997          N/A                   N/A                  0                   0

Advisor Government Oct. 31, 1998           41,422                12,554              0                   0
Investment -
Class A

                   Oct. 31, 1997           31,629                6,913               0                   0

                   Oct. 31, 1996A          5,077                 1,157               0                   0

Advisor Government Oct. 31, 1998           105,994               31,145              0                   0
Investment -
Class T

                   Oct. 31, 1997           76,261                20,512              0                   0

                   Oct. 31, 1996           618,420               101,833             0                   0

Advisor Government Oct. 31, 1998          N/A                   N/A                  76,288              76,288
Investment -
Class B

                   Oct. 31, 1997          N/A                   N/A                  87,840              87,840

                   Oct. 31, 1996          N/A                   N/A                  38,738              38,738

Advisor Government Oct. 31, 1998          N/A                   N/A                 $ 14,911            $ 14,911
Investment -
Class C

Advisor Mortgage   Oct. 31, 1998          $ 15,729              $ 5,230              0                   0
Securities -
Class A

                   Oct. 31, 1997++         263                   180                 0                   0

                   July 31, 1997E          7,090                 67                  0                   0

Advisor Mortgage   Oct. 31, 1998           32,042                9,363               0                   0
Securities -
Class T

                   Oct. 31, 1997++         8,746                 1,749               0                   0

                   July 31, 1997E          9,662                 2,170               0                   0

Advisor Mortgage   Oct. 31, 1998          N/A                   N/A                  7,660               7,660
Securities -
Class B

                   Oct. 31, 1997++        N/A                   N/A                  72                  72

                   July 31, 1997E         N/A                   N/A                  0                   0

Advisor            Oct. 31, 1998+++        49,160                28,254              0                   0
Intermediate Bond
- Class A

                   Nov. 30, 1997           68,475                24,480              0                   0

                   Nov. 30, 1996F          10,944                1,799               0                   0

Advisor            Oct. 31, 1998+++        83,240                32,737              0                   0
Intermediate Bond
- Class T

                   Nov. 30, 1997           109,296               31,882              0                   0

                   Nov. 30, 1996           604,408               100,654             0                   0

                   Nov. 30, 1995           1,297,536             198,826             0                   0

Advisor            Oct. 31, 1998+++       N/A                   N/A                  90,580              90,580
Intermediate Bond
- Class B

                   Nov. 30, 1997          N/A                   N/A                  68,602              68,602

                   Nov. 30, 1996          N/A                   N/A                  56,925              56,925

                   Nov. 30, 1995          N/A                   N/A                  20,310              20,310

Advisor            Oct. 31, 1998+++       N/A                   N/A                  3,720               3,720
Intermediate Bond
- Class C

                   Nov. 30, 1997          N/A                   N/A                  0                   0

Advisor Short      Oct. 31, 1998           30,218                7,274               0                   0
Fixed-Income -
Class A

                   Oct. 31, 1997           15,709                3,424               0                   0

                   Oct. 31, 1996A          1,525                 231                 0                   0

Advisor Short      Oct. 31, 1998           221,684               43,309              0                   0
Fixed-Income -
Class T

                   Oct. 31, 1997           278,405               63,127              0                   0

                   Oct. 31, 1996           553,986               95,855              0                   0

Advisor Short      Oct. 31, 1998          N/A                   N/A                  6,373               6,373
Fixed-Income -
Class C

Advisor Municipal  Oct. 31, 1998           38,091                15,167              0                   0
Income - Class A

                   Oct. 31, 1997           57,657                14,649              0                   0

                   Oct. 31, 1996A          3,984                 599                 0                   0

Advisor Municipal  Oct. 31, 1998           179,663               60,942              0                   0
Income - Class T

                   Oct. 31, 1997           173,689               52,646              0                   0

                   Oct. 31, 1996           918,111               154,356             0                   0

Advisor Municipal  Oct. 31, 1998          N/A                   N/A                 $ 112,936           $ 112,936
Income - Class B

                   Oct. 31, 1997          N/A                   N/A                  174,350             174,350

                   Oct. 31, 1996          N/A                   N/A                  130,817             130,817

Advisor Municipal  Oct. 31, 1998          N/A                   N/A                  6,848               6,848
Income - Class C

Advisor            Oct. 31, 1998+++       $ 11,024              $ 4,498              0                   0
Intermediate
Municipal Income -
Class A

                   Nov. 30, 1997           5,742                 1,250               0                   0

                   Nov. 30, 1996F          17                    2                   0                   0

Advisor            Oct. 31, 1998+++        15,232                4,671               0                   0
Intermediate
Municipal Income -
Class T

                   Nov. 30, 1997           21,915                6,612               0                   0

                   Nov. 30, 1996           78,940                12,934              0                   0

                   Nov. 30, 1995           375,591               141,432             0                   0

Advisor            Oct. 31, 1998+++       N/A                   N/A                  8,419               8,419
Intermediate
Municipal Income -
Class B

                   Nov. 30, 1997          N/A                   N/A                  19,218              19,218

                   Nov. 30, 1996          N/A                   N/A                  35,837              35,837

                   Nov. 30, 1995          N/A                   N/A                  1,449               1,449

Advisor            Oct. 31, 1998+++       N/A                   N/A                  534                 534
Intermediate
Municipal Income -
Class C

                   Nov. 30, 1997          N/A                   N/A                  0                   0



* Advisor International Capital Appreciation commenced operations on November 3, 1997.

** Advisor TechnoQuant Growth and Advisor Growth & Income commenced operations on December 31, 1996.

*** Advisor Small Cap commenced operations on September 9, 1998.

**** Advisor Mid Cap and Advisor Large Cap commenced operations on February 20, 1996.

(dagger) For the fiscal period January 1, 1997 through November 30,
1997.

(dagger)(dagger) For the fiscal period November 1, 1998 through
November 30, 1998.

+ For the fiscal period November 1, 1997 through November 30, 1997.

++ For the fiscal period August 1, 1997 through October 31, 1997.

   +++ For the fiscal period December 1, 1997 through October 31,
1998.

   A For the fiscal period September 3, 1996 through October 31,
1996.

   B For the fiscal period September 3, 1996 through December 31,
1996.

   C For the fiscal period December 31, 1996 through November 30,
1997.

   D For the fiscal period March 3, 1997 through October 31, 1997.

   E For the fiscal period March 3, 1997 through July 31, 1997.

   F For the fiscal period September 3, 1996 through November 30,
1996.

G For the fiscal period December 31, 1996 through October 31, 1997. The Trustees have approved Distribution and Service Plans on behalf of Class A, Class T, Class B, Class C, Institutional Class and Initial Class of each fund, except Advisor Strategic Opportunities: Initial Class, (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the
Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Class A, Class T, Class B, Class C, Institutional Class, and Initial Class and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.

Pursuant to the Class A Plan for Advisor Latin America, Advisor Japan, Advisor Europe Capital Appreciation, Advisor International Capital Appreciation, Advisor Overseas, Advisor Diversified International, Advisor Global Equity, Advisor TechnoQuant Growth, Advisor Small Cap, Advisor Strategic Opportunities, Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth Opportunities, Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, and Advisor Balanced (the Equity Funds), FDC is paid a monthly fee at an annual rate of up to 0.75% of Class A's average net assets determined at the close of each business day throughout the month. Pursuant to the Class A Plan for Advisor Emerging Markets Income, Advisor High Yield, Advisor Strategic Income, Advisor Government Investment, Advisor Mortgage Securities, and Advisor Municipal Income (the Bond Funds), Advisor Intermediate Bond and Advisor Intermediate Municipal Income (the Intermediate-Term Bond Funds), and Advisor Short Fixed-Income (the Short-Term Bond
Fund), FDC is paid a monthly fee at an annual rate of up to 0.40% of Class A's average net assets determined at the close of each business day throughout the month. Currently, the Trustees have approved a monthly 12b-1 fee for Class A of each of the Equity Funds at an annual rate of 0.25% of its average net assets; and for Class A of each of the Bond Funds, Intermediate-Term Bond Funds, and Short-Term Bond Fund at an annual rate of 0.15% of its average net assets. This fee rate may be increased only when, in the opinion of the Trustees, it is in the best interests of the shareholders of the applicable class to do so.

Currently, FDC may reallow to intermediaries (such as banks, broker-dealers and other service-providers), including its affiliates, up to the full amount of 12b-1 fees paid by Class A for providing services intended to result in the sale of Class A shares and/or shareholder support services.

Pursuant to the Class T Plan for Advisor Latin America, Advisor Japan, Advisor Europe Capital Appreciation, Advisor International Capital Appreciation, Advisor Diversified International, Advisor Global Equity, Advisor TechnoQuant Growth, Advisor Small Cap, Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth & Income, Advisor Equity Income, and Advisor Asset Allocation, FDC is paid a monthly 12b-1 fee at an annual rate of up to 0.75% of Class T's average net assets determined at the close of business on each day throughout the month. Pursuant to the Class T Plan for Advisor Overseas, Advisor Strategic Opportunities, Advisor Growth Opportunities, and Advisor Balanced, FDC is paid a monthly 12b-1 fee at an annual rate of up to 0.65% of Class T's average net assets determined at the close of business on each day throughout the month. Pursuant to the Class T Plan for the Bond Funds and Intermediate-Term Bond Funds, FDC is paid a monthly 12b-1 fee at an annual rate of up to 0.40% of Class T's average net assets determined at the close of business on each day throughout the month. Pursuant to the Class T Plan for the Short-Term Bond Fund, FDC is paid a monthly 12b-1 fee at an annual rate of up to 0.15% of Class T's average net assets determined at the close of business on each day throughout the month. Currently, the Trustees have approved a monthly 12b-1 fee for Class T of each of the Equity Funds at an annual rate of 0.50% of its average net assets; for Class T of each of the Bond Funds and the Intermediate-Term Bond Funds at an annual rate of 0.25% of its average net assets; and for Class T of the Short-Term Bond Fund at an annual rate of 0.15% of its average net assets. This fee rate may be increased only when, in the opinion of the Trustees, it is in the best interests of the shareholders of the applicable class to do so.

Currently, FDC may reallow  to intermediaries    (    such as banks,
broker-dealers and other service-providers   )    , including its
affiliates, up to the full amount of 12b-1 fees paid by Class T for providing services intended to result in the sale of Class T shares and/or shareholder support services.

Pursuant to the Class B Plan for each fund, FDC is paid a monthly 12b-1 (distribution) fee at an annual rate of up to 0.75% of Class B's average net assets determined at the close of business on each day throughout the month. Currently, the Trustees have approved a monthly 12b-1 (distribution) fee for Class B of the Equity Funds at an annual rate of 0.75% of its average net assets; and for Class B of the Bond Funds and the Intermediate Bond Funds at an annual rate of 0.65% of its average net assets. This fee rate may be increased only when, in the opinion of the Trustees, it is in the best interests of the shareholders of the class to do so.

Pursuant to the Class B Plan for each fund, FDC is also paid a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class B's average net assets determined at the close of business on each day throughout the month.

Currently, FDC retains the full amount of 12b-1 (distribution) fees paid by Class B as compensation for providing services intended to result in the sale of Class B shares, and FDC may reallow up to the full amount of 12b-1 (service) fees paid by Class B to intermediaries
   (    such as banks, broker-dealers and other
service-providers   )     for providing shareholder support services.

Pursuant to the Class C Plan for each fund, FDC is paid a monthly
12b-1 (distribution) fee at an annual rate of 0.75% of Class C's average net assets determined at the close of business on each day throughout the month.

Pursuant to the Class C Plan for each fund, FDC is also paid a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets determined at the close of business on each day throughout the month.

Currently and except as provided below, for the first year of investment, FDC retains the full amount of 12b-1 (distribution) fees paid by Class C as compensation for providing services intended to result in the sale of Class C shares and retains the full amount of 12b-1 (service) fees paid by Class C for providing shareholder support services. Normally, after the first year of investment, FDC may reallow up to the full amount of 12b-1 (distribution) fees paid by
Class C to intermediaries    (    such as banks, broker-dealers and
other service-providers   )     for providing services intended to
result in the sale of Class C shares and may reallow up to the full amount of 12b-1 (service) fees paid by Class C to intermediaries for providing shareholder support services. For purchases of Class C
shares made for an employee benefit plan   ,     403(b) program    or
plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan)     or
through reinvestment of dividends or capital gains distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of 12b-1 (distribution) fees paid by such Class C shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of 12b-1 (service) fees paid by such
Class C shares to intermediaries   , including its affiliates,     for
providing shareholder support services.

The table below shows the distribution fees paid by Class A for the fiscal years ended 1998.

CLASS A DISTRIBUTION FEES

                       Fees Paid to  FDC  Paid by FDC to  Retained by FDC+++++
                                          Intermediaries

Advisor                $ 1,366            $ 1,112         $ 254
International
Capital
Appreciation*

Advisor Overseas        21,188             21,188          0

Advisor TechnoQuant     9,638              9,565           73
Growth

Advisor Small Cap+      2,413              2,413           0

Advisor Strategic       8,709              8,416           293
Opportunities

Advisor Mid Cap         20,451             20,424          27

Advisor Equity Growth   141,701            141,484         217

Advisor Large Cap       7,709              7,256           453

Advisor Growth          636,559            635,048         1,511
Opportunities

Advisor Growth &       44,707             44,259           448
Income

Advisor Equity Income   118,889            118,772         117

Advisor Balanced++      3,366              3,326           40

Advisor Balanced+++     29,129             29,054          75

Advisor Emerging        3,810              3,626           184
Markets Income

Advisor High Yield      130,493            130,382         111

Advisor Strategic       10,359             10,277          82
Income

Advisor Government      4,622              4,520           102
Investment

Advisor Mortgage       1,249              1,060            189
Securities

Advisor                 8,316              8,316           0
Intermediate
Bond++++

Advisor Short           9,763              9,524           239
Fixed-Income

Advisor Municipal       7,582              7,456           126
Income

Advisor                 1,130              916             214
Intermediate
Municipal Income++++



* Advisor International Capital Appreciation commenced operations on November 3, 1997.

+ Advisor Small Cap commenced operations on September 9, 1998.

++ For the fiscal period November 1, 1998 through November 30, 1998.

+++ For the fiscal period November 1, 1997 through October 31, 1998.

++++ For the fiscal period December 1, 1997 through October 31, 1998.

+++++ Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

The table below shows the distribution fees paid by Class T for the fiscal years ended 1998.

CLASS T DISTRIBUTION FEES

                       Fees Paid to  FDC  Paid by FDC Paid to  Retained by FDC+++++
                                          Intermediaries

Advisor                $ 33,900           $ 30,489             $ 3,411
International
Capital
Appreciation*

Advisor Overseas        5,792,812          5,730,481            62,331

Advisor TechnoQuant     91,619             88,998               2,621

Advisor Small Cap+      34,861             34,803               58

Advisor Strategic       2,460,259          2,423,497            36,762
Opportunities

Advisor Mid Cap         1,786,000          1,691,879            94,121

Advisor Equity Growth   22,837,617         22,615,273           222,344

Advisor Large Cap       297,440            295,053              2,387

Advisor Growth          113,729,158        112,542,332          1,186,826
Opportunities

Advisor Growth &        1,271,397          1,247,399            23,998
Income

Advisor Equity Income   12,461,508         12,276,728           184,780

Advisor Balanced++      1,231,854          1,210,216            21,638

Advisor Balanced+++     15,038,514         14,899,220           139,294

Advisor Emerging        182,151            158,311              23,840
Markets Income

Advisor High Yield      6,204,367          6,111,663            92,704

Advisor Strategic       405,368            405,198              170
Income

Advisor Government      402,948            398,927              4,021
Investment

Advisor Mortgage        36,423             22,439               13,984
Securities

Advisor                 637,223            607,965              29,258
Intermediate
Bond++++

Advisor Short           505,426            500,937              4,489
Fixed-Income

Advisor Municipal       958,589            947,780              10,809
Income

Advisor                 121,547            119,621              1,926
Intermediate
Municipal Income++++



* Advisor International Capital Appreciation commenced operations on November 3, 1997.

+ Advisor Small Cap commenced operations on September 9, 1998.

++ For the fiscal period November 1, 1998 through November 30, 1998.

+++ For the fiscal period November 1, 1997 through October 31, 1998.

++++ For the fiscal period December 1, 1997 through October 31, 1998.

+++++ Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

The table below shows the distribution and service fees paid by Class B for the fiscal years ended 1998.

CLASS B DISTRIBUTION AND SERVICE FEES

                       Distribution Fees  Distribution Fees  Service Fees Paid  Service Fees FDC  Service Fees
                       Paid to FDC        Retained by FDC*   to FDC             Paid to           Retained by FDC**
                                                                                Intermediaries

Advisor                $ 16,567           $ 16,567           $ 5,524            $ 5,352           $ 172
International
Capital
Appreciation+

Advisor Overseas        387,860            387,860            129,287            129,174           113

Advisor TechnoQuant     87,152             87,152             29,050             28,883            167
Growth

Advisor Small Cap++     16,347             16,347             5,449              5,449             0

Advisor Strategic       821,851            821,851            273,950            273,160           790
Opportunities

Advisor Mid Cap         548,693            548,693            182,898            182,571           327

Advisor Equity Growth   1,249,128          1,249,128          416,377            415,933           444

Advisor Large Cap       205,925            205,925            68,643             68,440            203

Advisor Growth          6,927,050          6,927,050          2,309,017          2,306,973         2,044
Opportunities

Advisor Growth &        588,780            588,780            196,259            196,166           93
Income

Advisor Equity Income   5,990,865          5,990,865          1,996,956          1,991,709         5,247

Advisor Balanced+++     33,711             33,711             11,237             11,193            44

Advisor Balanced++++    242,180            242,180            80,726             80,662            64

Advisor Emerging        132,602            132,602            51,001             50,750            251
Markets Income

Advisor High Yield      5,350,747          5,350,747          2,057,981          2,054,786         3,195

Advisor Strategic       443,456            443,456            170,560            170,178           382
Income

Advisor Government      188,977            188,977            72,685             72,502            183
Investment

Advisor Mortgage        25,662             25,662             9,869              9,720             149
Securities

Advisor                 162,092            162,092            62,326             62,224            102
Intermediate
Bond+++++

Advisor Municipal       306,173            306,173            117,760            117,755           5
Income

Advisor                 50,270             50,270             19,333             19,333            0
Intermediate
Municipal
Income+++++



* These amounts are retained by FDC for use in its capacity as distributor.

** Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

+ Advisor International Capital Appreciation commenced operations on November 3, 1997.

++ Advisor Small Cap commenced operations on September 9, 1998.

+++ For the fiscal period November 1, 1998 through November 30, 1998.

++++ For the fiscal period November 1, 1997 through October 31, 1998.

+++++ For the fiscal period December 1, 1997 through October 31, 1998.

The table below shows the distribution and service fees paid by Class C for the fiscal years ended 1998.

CLASS C DISTRIBUTION AND SERVICE FEES

                       Distribution Fees  Distribution Fees  Distribution Fees  Service Fees Paid  Service Fees Paid
                       Paid to FDC        Paid by FDC to     Retained by FDC++  to FDC             by FDC to
                                          Intermediaries                                           Intermediaries

Advisor                $ 9,251            $ 7                $ 9,244            $ 3,083            $ 2
International
Capital
Appreciation*

Advisor Overseas        44,676             96                 44,580             14,893             32

Advisor TechnoQuant     2,081              23                 2,058              690                4
Growth

Advisor Small Cap**     16,218             0                  16,218             5,406              0

Advisor Mid Cap         48,650             308                48,342             16,216             102

Advisor Equity Growth   194,674            1,097              193,577            64,891             365

Advisor Large Cap       11,363             18                 11,345             3,789              7

Advisor Growth          1,091,669          4,137              1,087,532          363,888            1,377
Opportunities

Advisor Growth &        163,415            342                163,073            54,471             113
Income

Advisor Equity Income   135,114            847                134,267            45,039             283

Advisor Balanced***     13,123             129                12,994             4,374              43

Advisor Balanced****    70,970             260                70,710             23,655             87

Advisor Emerging        3,290              48                 3,242              1,096              16
Markets Income

Advisor High Yield      525,952            2,574              523,378            175,319            858

Advisor Strategic       59,093             715                58,378             10,328             238
Income

Advisor Government      27,497             112                27,385             9,167              37
Investment

Advisor                 17,342             74                 17,268             5,800              25
Intermediate
Bond*****

Advisor Short           14,717             108                14,609             4,905              36
Fixed-Income

Advisor Municipal       22,088             61                 22,027             7,361              20
Income

Advisor                 3,472              14                 3,458              1,158              5
Intermediate
Municipal
Income*****




                       Service Fees
                       Retained by FDC+


Advisor                $ 3,081
International
Capital
Appreciation*

Advisor Overseas        14,861

Advisor TechnoQuant     686
Growth

Advisor Small Cap**     5,406

Advisor Mid Cap         16,114

Advisor Equity Growth   64,526

Advisor Large Cap       3,782

Advisor Growth          362,511
Opportunities

Advisor Growth &        54,358
Income

Advisor Equity Income   44,756

Advisor Balanced***     4,331

Advisor Balanced****    23,568

Advisor Emerging        1,080
Markets Income

Advisor High Yield      174,461

Advisor Strategic       10,090
Income

Advisor Government      9,130
Investment

Advisor                 5,775
Intermediate
Bond*****

Advisor Short           4,869
Fixed-Income

Advisor Municipal       7,341
Income

Advisor                 1,153
Intermediate
Municipal
Income*****


+ Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

++ These amounts are retained by FDC for use in its capacity as distributor.

* Advisor International Capital Appreciation commenced operations on November 3, 1997.

** Advisor Small Cap commenced operations on September 9, 1998.

*** For the fiscal period November 1, 1998 through November 30, 1998.

**** For the fiscal period November 1, 1997 through October 31, 1998.

***** For the fiscal period December 1, 1997 through October 31, 1998.

Under each Institutional Class and Initial Class Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Institutional Class and Initial Class Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class and Initial Class shares and/or shareholder support services. In addition, each Institutional Class and Initial Class Plan provides that FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Institutional Class and Initial Class shares.

Under each Class A, Class T, Class B and Class C Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Class A, Class T, Class B and Class C Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class A, Class T, Class B and Class C shares and/or shareholder support services, including payments made to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Class A, Class T, Class B and Class C shares.

Payments made by FMR either directly or through FDC, to intermediaries for the fiscal year ended 1998 amounted to $0 for Initial Class of Advisor Mortgage Securities and, for Class A, Class T, Class B, Class C, and Institutional Class of each fund, amounted to the following:


                       Class A    Class T      Class B    Class C    Institutional

Advisor                 $ 57       $ 75        $ 58        $ 3,752    $ 3
International
Capital
Appreciation***

Advisor Overseas         6,791      383,564      32,812     7,097      10,057

Advisor TechnoQuant      3,231      6,191        5,111      1,185      117
Growth

Advisor Small Cap****    0          0            0          0          0

Advisor Strategic        2,539      124,790      66,981   **           5,422
Opportunities

Advisor Mid Cap          5,461      101,845      31,287     11,743     5,883

Advisor Equity Growth    24,057     601,156      35,641     17,470     49,382

Advisor Large Cap        2,189      22,166       10,674     1,885      1,579

Advisor Growth           103,054    1,832,318    178,218    124,356    34,589
Opportunities

Advisor Growth &         4,725      28,163       11,271     10,791     2,341
Income

Advisor Equity Income    18,037     394,428      270,671    19,033     28,086

Advisor Balanced+        265        25,056       411        373        1,005

Advisor Balanced++       5,409      450,077      8,970      6,180      11,876

Advisor Emerging         2,476      32,484       14,214     308        1,076
Markets Income

Advisor High Yield       22,670     370,310      199,517    48,738     12,639

Advisor Strategic        1,507      46,652       13,435     2,761      674
Income

Advisor Government       882        98,475       8,663      1,726      10,018
Investment

Advisor Mortgage         107        6,184        415      **           2,793
Securities

Advisor                  2,629      124,812      12,549     2,751      15,871
Intermediate Bond+++

Advisor Short            1,475      103,634    *            2,229      1,707
Fixed-Income

Advisor Municipal        747        43,765       11,053     2,835      495
Income

Advisor                  182        6,183        1,941      611        674
Intermediate
Municipal Income+++



*    Fund does not offer     Class B    shares.

**    Fund does not offer     Class C    shares.

***    Advisor International Capital Appreciation commenced operations on November 3, 1997.

****    Advisor Small Cap commenced operations on September 9,
1998.

+ For the fiscal period November 1, 1998 through November 30, 1998.

++ For the fiscal period November 1, 1997 through October 31, 1998.

   +++ For the fiscal period December 1, 1997 through October 31,
1998.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of each fund and its shareholders. In particular, the Trustees noted that each Institutional Class and Initial Class Plan does not authorize payments by Institutional Class and Initial Class of the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of Class A, Class T, Class B, Class C, Institutional Class, and Initial Class shares, additional sales of fund shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

Each Class A, Class T, Class B and Class C Plan does not provide for specific payments by the applicable class of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.

Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

TRANSFER AND SERVICE AGENT AGREEMENTS

Class A, Class T, Class B, Class C, and Institutional Class of Advisor Latin America, Advisor Japan, Advisor Europe Capital Appreciation, Advisor International Capital Appreciation, Advisor Overseas, Advisor Diversified International, Advisor Global Equity, Advisor TechnoQuant Growth, Advisor Small Cap, Advisor Strategic Opportunities, Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth Opportunities, Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, Advisor Balanced, Advisor Emerging Markets Income, Advisor High Yield, Advisor Strategic Income, Advisor Government Investment, Advisor Mortgage Securities, Advisor Intermediate Bond, and Advisor Short Fixed-Income has entered into a transfer agent agreement with FIIOC, an affiliate of FMR. Initial Class of Strategic Opportunities and Mortgage Securities has entered into a transfer agent agreement with FSC, an affiliate of FMR. Under the terms of the agreements, FIIOC and FSC perform transfer agency, dividend disbursing, and shareholder services for Class A, Class T, Class B, Class C, Institutional Class, and Initial Class of each fund.

Each class of Advisor Municipal Income and Advisor Intermediate Municipal Income has entered into a transfer agent agreement with UMB, which is located at 1010 Grand Avenue, Kansas City, Missouri. Under the terms of the agreements, UMB provides transfer agency, dividend disbursing, and shareholder services for each class of each fund. UMB in turn has entered into sub-transfer agent agreements with FIIOC. Under the terms of the sub-agreements, FIIOC performs all processing activities associated with providing these services for each class of each fund and receives all related transfer agency fees paid to UMB.

For providing transfer agency services, FSC and FIIOC receive an account fee and an asset-based fee each paid monthly with respect to each account in a fund. For retail accounts and certain institutional accounts, these fees are based on account size and fund type. For certain institutional retirement accounts, these fees are based on fund type. For certain other institutional retirement accounts, these fees are based on account type and fund type. The account fees are subject to increase based on postage rate changes.

For the    E    quity    F    unds the asset-based fees are subject to
adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.

   FSC also collects small account fees from certain accounts with balances of less than $2,500.

FSC and FIIOC pay out-of-pocket expenses associated with providing transfer agent services. In addition, FSC and FIIOC bear the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Each of Advisor Latin America, Advisor Japan, Advisor Europe Capital Appreciation, Advisor International Capital Appreciation, Advisor Overseas, Advisor Diversified International, Advisor Global Equity, Advisor TechnoQuant Growth, Advisor Small Cap, Advisor Strategic Opportunities, Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth Opportunities, Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, Advisor Balanced, Advisor Emerging Markets Income, Advisor High Yield, Advisor Strategic Income, Advisor
Government Investment, Advisor    Mortgage Securities, Advisor
Intermediate Bond, and Advisor Short Fixed-Income (the Taxable Funds)
    has also entered into a service agent agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for each class of each fund, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program.

Each of Advisor Municipal Income and Advisor Intermediate Municipal Income has also entered into a service agent agreement with UMB. Under the terms of the agreements, UMB provides pricing and bookkeeping services for each fund. UMB in turn has entered into sub-service agent agreements with FSC. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for each class of each fund and maintaining each fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to UMB.

   For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

   The annual rates for pricing and bookkeeping services for Advisor TechnoQuant Growth, Advisor Small Cap, Advisor Strategic Opportunities, Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth Opportunities, Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, and Advisor Balanced are 0.0450% of the first $500 million of average net assets, 0.0265% of average net assets between $500 million and $3 billion, and 0.0010% of average net assets in excess of $3 billion. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $60,000 per year.

   The annual rates for pricing and bookkeeping services for Advisor Government Investment, Advisor Mortgage Securities, Advisor Intermediate Bond, Advisor Short Fixed-Income, Advisor Municipal Bond, and Advisor Intermediate Municipal Income are 0.0275% of the first $500 million of average net assets, 0.0175% of average net assets between $500 million and $3 billion, and 0.0010% of average net assets in excess of $3 billion. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $60,000 per year.

   The annual rates for pricing and bookkeeping services for Advisor High Yield are 0.0475% of the first $500 million of average net assets, 0.0275% of average net assets between $500 million and $3 billion, and 0.0010% of average net assets in excess of $3 billion. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $60,000 per year.

   The annual rates for pricing and bookkeeping services for Advisor Latin America, Advisor Japan, Advisor Europe Capital Appreciation, Advisor International Capital Appreciation, Advisor Overseas, Advisor Diversified international, Advisor Global Equity, Advisor Strategic Income, and Advisor Emerging Markets Income are 0.0550% of the first $500 million of average net assets, 0.0425% of average net assets between $500 million and $3 billion, and 0.0010% of average net assets in excess of $3 billion. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $60,000 per year.

Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by the funds to FSC for the past three fiscal years are shown in the table below.


                       Fiscal Year End  1998             1997          1996

Advisor                 10/31           $ 60,181#        N/A           N/A
International
Capital Appreciation

Advisor Overseas        10/31            669,432         $ 629,811     $ 523,913

Advisor TechnoQuant     11/30            60,636           55,019##     N/A
Growth

Advisor Small Cap       11/30            13,571*         N/A           N/A

Advisor Strategic       11/30            341,818          310,776**    N/A
Opportunities

                        12/31           N/A              N/A            380,339

Advisor Mid Cap         11/30            288,852          266,208       65,738***

Advisor Equity Growth   11/30            816,007          813,000       804,585

Advisor Large Cap       11/30            65,096           60,755        46,209***

Advisor Growth          11/30            905,589          78,000+      N/A
Opportunities

                        10/31           N/A               836,000++     821,769

Advisor Growth &        11/30            264,289          67,333##     N/A
Income

Advisor Equity Income   11/30            811,037          808,212       751,619

Advisor Balanced        11/30            67,064(double   N/A           N/A
                                        dagger)

                        10/31            810,916(double   806,920       800,592
                                        dagger)(double
                                        dagger)

Advisor Emerging        12/31            75,433           91,562        62,296
Markets Income

Advisor High Yield      10/31            821,873          821,882       734,437

Advisor Strategic       12/31            101,938          66,910        60,655
Income

Advisor Government      10/31            90,466           87,365        109,259
Investment

Advisor Mortgage        10/31            205,166          52,896+++    N/A
Securities

                        7/31            N/A               208,321++++   189,021

Advisor                 10/31            181,249(double  N/A           N/A
Intermediate Bond                       dagger)(double
                                        dagger)(double
                                        dagger)

                        11/30           N/A               195,556        198,036

Advisor Short           10/31            142,365          159,567       197,893
Fixed-Income

Advisor Municipal       10/31            184,252          191,896       239,476
Income

Advisor                 10/31            57,149(double   N/A           N/A
Intermediate                            dagger)(double
Municipal Income                        dagger)(double
                                        dagger)

                        11/30           N/A               61,883        65,230



# Advisor International Capital Appreciation commenced operations on November 3, 1997.

## Advisor TechnoQuant Growth and Advisor Growth & Income commenced operations on December 31, 1996.

* Advisor Small Cap commenced operations on September 9, 1998.

** For the fiscal period January 1, 1997 through November 30, 1997.

*** Advisor Mid Cap and Advisor Large Cap commenced operations on
February 20, 1996.

   +     For th   e fiscal period November 1, 1997 through November
30, 1997.

   ++ For the fiscal period November 1, 1996 through October 31,
1997.

   +++ For the fiscal period August 1, 1997 through October 31,
1997.

   ++++ For the fiscal period August 1, 1996 through July 31,
1997.

   (double dagger) For the fiscal period November 1, 1998 through November 30, 1998.

   (double dagger)(double dagger) For the fiscal period November 1, 1997 through October 31, 1998.

   (double dagger)(double dagger)(double dagger) For the fiscal period December 1, 1997 through October 31, 1998.

   For the fiscal year ended December 31, 1995, the pricing and bookkeeping fee for Advisor Strategic Opportunities was $315,623.

   For the fiscal year ended November 30, 1995, the pricing and bookkeeping fee for Advisor Intermediate Bond was $151,940.

   For the fiscal year ended November 30, 1995, the pricing and bookkeeping fee for Advisor Intermediate Municipal Income was $48,976.

For administering the securities lending program for    the
T    axable    F    und   s    , FSC receives fees based on the number
and duration of individual securities loans.

For the fiscal years ended October 31, November 30, and December 31,
1998, 1997, and 1996,    the Taxable Funds     paid no securities
lending fees.

DESCRIPTION OF THE TRUSTS

TRUST ORGANIZATION. Advisor TechnoQuant Growth, Advisor Small Cap, Advisor Strategic Opportunities, Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth Opportunities, Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, and Advisor Balanced are funds of Fidelity Advisor Series I, an open-end management investment company organized as a Massachusetts business trust on June 24, 1983.
   On January 1, 1996, Advisor Equity Growth changed its name from Advisor Equity Portfolio Growth to Advisor Equity Growth Fund. On February 24, 1995, Advisor Equity Income changed its name from Advisor Equity Portfolio Income to Advisor Equity Income Fund. On January 2, 1997, Advisor Balanced changed its name from Advisor Income & Growth
Fund to Advisor Balanced Fund.     Currently, there are thirteen funds
in Fidelity Advisor Series I: Advisor TechnoQuant Growth, Advisor Small Cap, Advisor Strategic Opportunities, Advisor Mid Cap, Advisor Retirement Growth, Advisor Equity Growth, Advisor Large Cap, Advisor Dividend Growth, Advisor Growth Opportunities, Advisor Growth & Income, Advisor Equity Income, Advisor Asset Allocation, and Advisor Balanced. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

Advisor High Yield, Advisor Strategic Income, Advisor Government Investment, Advisor Mortgage Securities, Advisor Intermediate Bond, Advisor Short Fixed-Income, Advisor Municipal Income, and Advisor Intermediate Municipal Income are funds of Fidelity Advisor Series II, an open-end management investment company organized as a Massachusetts
business trust on April 23, 1986   . On January 1, 1996, Advisor
Intermediate Bond changed its name from Advisor Limited Term Bond Fund
to Advisor Intermediate Bond Fund. O    n January 16, 1998, Advisor
Municipal Income changed its name from Advisor High Income
Municipal    Fund     to Advisor Municipal Income    Fund    .    On
January 1, 1996, Advisor Intermediate Municipal Income changed its name from Advisor Limited Term Tax-Exempt Bond Fund to Advisor
Intermediate Municipal Income Fund.     Currently, there are eight
funds in Fidelity Advisor Series II: Advisor High Yield, Advisor Strategic Income, Advisor Government Investment, Advisor Mortgage Securities, Advisor Intermediate Bond, Advisor Short Fixed-Income, Advisor Municipal Income, and Advisor Intermediate Municipal Income. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

Advisor Latin America, Advisor Japan, Advisor Europe Capital Appreciation, Advisor International Capital Appreciation, Advisor Overseas, Advisor Diversified International, Advisor Global Equity, and Advisor Emerging Markets Income are funds of Fidelity Advisor Series VIII, an open-end management investment company organized as a Massachusetts business trust on September 23, 1983. Currently, there are eight funds in Fidelity Advisor Series VIII: Advisor Latin America, Advisor Japan, Advisor Europe Capital Appreciation, Advisor International Capital Appreciation, Advisor Overseas, Advisor Diversified International, Advisor Global Equity, and Advisor Emerging Markets Income. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of each trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in a trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the respective trusts shall be allocated between or among any one or more of its funds or classes.

SHAREHOLDER LIABILITY. Each trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust for each of Fidelity Advisor Series I and Fidelity Advisor Series VIII provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust shall include a provision limiting the obligations created thereby to the trust and its assets. The Declaration of Trust for Fidelity Advisor Series II contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust for Fidelity Advisor Series II provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust for Fidelity Advisor Series II further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

Each Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. Each Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund and by class.

The shares have no preemptive or, for Class A, Class T, Class C,
Institutional Class, and Initial Class shares, conversion rights.
Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

Each of Fidelity Advisor Series I and Fidelity Advisor Series VIII or any of its funds may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by a vote of shareholders of the trust or the fund. In the event of the dissolution or liquidation of a trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.

Fidelity Advisor Series II or any of its funds may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, the merger of a trust or a fund with another entity or the sale of substantially all of the assets of a trust or a fund to another entity requires approval by a vote of shareholders of the trust or the fund. The Trustees may, however, reorganize or terminate the trust or any of its funds without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.

CUSTODIANS. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of Advisor International Capital Appreciation, Advisor Mid Cap, Advisor Growth Opportunities, Advisor Strategic Opportunities, and Advisor Large Cap. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of Advisor Latin America, Advisor Japan, Advisor Europe Capital Appreciation, Advisor Diversified
International, Advisor Global Equity,        Advisor Small Cap,
Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation. The Chase Manhattan Bank, 4 Chase MetroTech Center, Brooklyn, New York, is custodian of the assets of Advisor TechnoQuant Growth, Advisor Overseas, Advisor Equity Growth, Advisor Growth & Income, Advisor Equity Income, Advisor Balanced, and Advisor Emerging Markets Income. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of Advisor High Yield, Advisor Strategic Income, Advisor Government Investment, Advisor Intermediate Bond, Advisor Mortgage Securities and Advisor Short Fixed-Income. UMB Bank, n.a., 1010 Grand Avenue, Kansas City, Missouri, is custodian of the assets of Advisor Municipal Income and Advisor Intermediate Municipal Income. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of subcustodian banks and clearing agencies. The Bank of New York and The Chase Manhattan Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, and members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. The Boston branch of the custodian bank of Advisor International Capital Appreciation, Advisor Mid Cap, Advisor Growth Opportunities, Advisor Strategic Opportunities, and Advisor Large Cap leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

AUDITOR   S    .    PricewaterhouseCoopers LLP, One Post Office
Square, Boston, Massachusetts     serves as independent accountant
for Advisor Latin America, Advisor Japan, Advisor Overseas, Advisor Diversified International, Advisor Global Equity, Advisor Small Cap, Advisor Retirement Growth, Advisor Dividend Growth, Advisor Asset Allocation, Advisor Emerging Markets Income, Advisor Mortgage Securities, Advisor Intermediate Bond, Advisor Municipal Income, and
Advisor Intermediate Municipal Income.     The auditor examines
financial statements for the funds and provides other audit, tax, and related services.

   Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts serves as independent accountant for Advisor Europe Capital Appreciation. Effective February 18, 1999, Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, serves as independent accountant for Advisor International Capital Appreciation, Advisor TechnoQuant Growth, Advisor Strategic Opportunities, Advisor Mid Cap, Advisor Equity Growth, Advisor Large Cap, Advisor Growth Opportunities, Advisor Growth & Income, Advisor Equity Income, Advisor Balanced, Advisor High Yield, Advisor Strategic Income, Advisor Government Investment, and Advisor Short Fixed-Income. The auditor examines financial statements for the fund and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

Each fund's (except Advisor Latin America, Advisor Japan, Advisor Europe Capital Appreciation, Advisor Diversified International, Advisor Global Equity, Advisor Retirement Growth, Advisor Dividend Growth, and Advisor Asset Allocation) financial statements and financial highlights for the fiscal periods ended October 31, 1998, November 30, 1998, and December 31, 1998, as appropriate, and reports of the auditor, are included in each fund's Annual Report and are incorporated herein by reference.

APPENDIX

Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity
Investments, Magellan, and Fidelity Focus are registered trademarks of FMR Corp.

   Fidelity Advisor Funds and     TechnoQuant    are     service
mark   s     of FMR Corp.

The third party marks appearing above are the marks of their respective owners.


Fidelity Advisor Series II

PART C. OTHER INFORMATION

Item 23. Exhibits

(a)  (1)   Amended and Restated
           Declaration of Trust, dated
           May 13, 1998, is
           incorporated herein by
           reference
           to Exhibit (a)(1) of
           Post-Effective Amendment No.
           43.

     (b)   Bylaws of the Trust, as
           amended and dated May 19,
           1994,  are incorporated
           herein by reference to
           Exhibit 2(a) of Fidelity
           Union Street Trust's (File
           No. 2-50318) Post-Effective
           Amendment 87.

(c)        Not applicable.

(d)  (1)   Management Contract between
           Fidelity Advisor Government
           Investment Fund and Fidelity
           Management & Research
           Company, dated June 1, 1998,
           is incorporated herein by
           reference to Exhibit
           (d)(2) of Post-Effective
           Amendment No. 43.

     (2)   Management Contract between
           Fidelity Advisor High Yield
           Fund and Fidelity Management &
           Research Company, dated June
           1, 1998, is incorporated
           herein by reference to
           Exhibit (d)(3) of
           Post-Effective Amendment No.
           43.

     (3)   Management Contract between
           Fidelity Advisor
           Intermediate Bond Fund and
           Fidelity Management &
           Research Company, dated
           February 26, 1999, is filed
           herein as Exhibit (d)(3).

     (4)   Management Contract between
           Fidelity Advisor
           Intermediate Municipal
           Income Fund and Fidelity
           Management & Research
           Company, dated February 26,
           1999, is filed herein as
           Exhibit (d)(4).

     (5)   Management Contract between
           Fidelity Advisor Mortgage
           Securities Fund and Fidelity
           Management
           & Research Company, dated
           February 26, 1999, is filed
           herein as Exhibit (d)(5).

     (6)   Management Contract between
           Fidelity Advisor Municipal
           Income Fund and Fidelity
           Management &
           Research Company, dated
           February 26, 1999, is filed
           herein as Exhibit (d)(6).

     (7)   Management Contract between
           Fidelity Advisor Short
           Fixed-Income Fund and
           Fidelity Management &
           Research Company, dated June
           1, 1998, is incorporated
           herein by reference to
           Exhibit (d)(8) of
           Post-Effective Amendment No.
           43.

     (8)   Management Contract between
           Fidelity Advisor Strategic
           Income Fund and Fidelity
           Management &
           Research Company, dated
           October 31, 1997, is
           incorporated herein by
           reference to Exhibit 5(n) of
           Post-Effective Amendment No.
           40.

     (9)   Sub-Advisory Agreement
           between Fidelity Management
           & Research Company, on
           behalf of Fidelity
           Advisor Government Investment
           Fund, and Fidelity
           Investments Money
           Management, Inc., dated
           January 1, 1999, is filed
           herein as Exhibit (d)(9).

     (10)  Sub-Advisory Agreement
           between Fidelity Management
           & Research Company, on
           behalf of Fidelity
           Advisor High Yield Fund, and
           Fidelity Management &
           Research (U.K.) Inc., dated
           January 1, 1995, is
           incorporated herein by
           reference to Exhibit 5(k) of
           Post-Effective Amendment No.
           25.

     (11)  Sub-Advisory Agreement
           between Fidelity Management
           & Research Company, on
           behalf of Fidelity
           Advisor High Yield Fund, and
           Fidelity Management &
           Research (Far East) Inc.,
           dated January 1, 1995,
           is incorporated herein by
           reference to Exhibit 5(g) of
           Post-Effective Amendment No.
           25.

     (12)  Form of Sub-Advisory
           Agreement between Fidelity
           Management & Research
           Company, on behalf of
           Fidelity Advisor Intermediate
           Bond Fund, and Fidelity
           Management & Research (U.K.)
           Inc., is
           incorporated herein by
           reference to Exhibit (d)(14)
           of Post-Effective Amendment
           No. 43.

     (13)  Sub-Advisory Agreement
           between Fidelity Management
           & Research Company, on
           behalf of Fidelity
           Advisor Intermediate Bond
           Fund, and Fidelity
           Management & Research (Far
           East) Inc., dated
           February 26, 1999, is filed
           herein as Exhibit (d)(13).

     (14)  Sub-Advisory Agreement
           between Fidelity Management
           & Research Company, on
           behalf of Fidelity
           Advisor Intermediate Bond
           Fund, and Fidelity
           Investments Money
           Management, Inc., dated
           February
           26, 1999, is filed herein as
           Exhibit (d)(14).

     (15)  Sub-Advisory Agreement
           between Fidelity Management
           & Research Company, on
           behalf of Fidelity
           Advisor Intermediate
           Municipal Income Fund, and
           Fidelity Investments Money
           Management, Inc.,
           dated February 26, 1999, is
           filed herein as Exhibit
           (d)(15).

     (16)  Sub-Advisory Agreement
           between Fidelity Management
           & Research Company, on
           behalf of Fidelity
           Advisor Mortgage Securities
           Fund, and Fidelity
           Management & Research (U.K.)
           Inc., dated February
           26, 1999, is filed herein as
           Exhibit (d)(16).

     (17)  Sub-Advisory Agreement
           between Fidelity Management
           & Research Company, on
           behalf of Fidelity
           Advisor Mortgage Securities
           Fund, and Fidelity
           Management & Research (Far
           East) Inc., dated
           February 26, 1999, is filed
           herein as Exhibit (d)(17).

     (18)  Sub-Advisory Agreement
           between Fidelity Management
           & Research Company, on
           behalf of Fidelity
           Advisor Mortgage Securities
           Fund, and Fidelity
           Investments Money
           Management, Inc., dated
           February
           26, 1999, is filed herein as
           Exhibit (d)(18).

     (19)  Sub-Advisory Agreement
           between Fidelity Management
           & Research Company, on
           behalf of Fidelity
           Advisor Municipal Income
           Fund, and Fidelity
           Investments Money
           Management, Inc., dated
           February
           26, 1999, is filed herein as
           Exhibit (d)(19).

     (20)  Sub-Advisory Agreement
           between Fidelity Management
           & Research Company, on
           behalf of Fidelity
           Advisor Short Fixed-Income
           Fund, and Fidelity
           Management & Research (U.K.)
           Inc., dated January 1,
           1995, is incorporated herein
           by reference to Exhibit 5(m)
           of Post-Effective Amendment
           No. 25.

     (21)  Sub-Advisory Agreement
           between Fidelity Management
           & Research Company, on
           behalf of Fidelity
           Advisor Short Fixed-Income
           Fund, and Fidelity
           Management & Research (Far
           East) Inc., dated
           January 1, 1995, is
           incorporated herein by
           reference to Exhibit 5(i) of
           Post-Effective Amendment No.
           25.

     (22)  Sub-Advisory Agreement
           between Fidelity Management
           & Research Company, on
           behalf of Fidelity
           Advisor Short Fixed-Income
           Fund, and Fidelity
           Investments Money
           Management, Inc., dated
           January
           1, 1999, is filed herein as
           Exhibit (d)(22).

     (23)  Sub-Advisory Agreement
           between Fidelity Management
           & Research Company, on
           behalf of Fidelity
           Advisor Strategic Income
           Fund, and Fidelity
           Management & Research (U.K.)
           Inc., dated October 31,
           1997, is incorporated herein
           by reference to Exhibit 5(o)
           of Post-Effective Amendment
           No. 40.

     (24)  Sub-Advisory Agreement
           between Fidelity Management
           & Research Company, on
           behalf of Fidelity
           Advisor Strategic Income
           Fund, and Fidelity
           Management & Research (Far
           East) Inc., dated October
           31, 1997, is incorporated
           herein by reference to
           Exhibit 5(p) of
           Post-Effective Amendment No.
           40.

     (25)  Sub-advisory agreement
           between Fidelity Management
           & Research Company, on
           behalf of Fidelity
           Advisor Strategic Income
           Fund, and Fidelity
           International Investment
           Advisors, dated October 31,
           1997, is incorporated herein
           by reference to Exhibit 5(q)
           of Post-Effective Amendment
           No. 41.

     (26)  Sub-advisory agreement
           between Fidelity
           International Investment
           Advisors (U.K.) Limited and
           Fidelity International
           Investment Advisors, on
           behalf of Fidelity Advisor
           Strategic Income Fund, dated
           October 31, 1997, is
           incorporated herein by
           reference to Exhibit 5(r) of
           Post-Effective Amendment No.
           41.

     (27)  Sub-advisory agreement
           between Fidelity Management
           & Research Company, on
           behalf of Fidelity
           Advisor Strategic Income
           Fund, and Fidelity
           Investments Japan Limited,
           dated October 31, 1997, is
           incorporated herein by
           reference to Exhibit 5(s) of
           Post-Effective Amendment No.
           41.

     (28)  Sub-advisory agreement
           between Fidelity Management
           & Research Company, on
           behalf of Fidelity
           Advisor Strategic Income
           Fund, and Fidelity
           Investments Money
           Management, Inc., dated
           January 1,
           1999, is filed herein as
           Exhibit (d)(28).

(e)  (1)   General Distribution
           Agreement between Plymouth
           Government Securities
           Portfolio (currently known
           as Fidelity Advisor
           Government Investment Fund)
           and Fidelity Distributors
           Corporation, dated April 1,
           1987, is incorporated herein
           by reference to Exhibit 6(a)
           of Post-Effective Amendment
           No. 27.

     (2)   General Distribution
           Agreement between Plymouth
           Aggressive Income Portfolio
           (currently known as
           Fidelity Advisor High Yield
           Fund) and Fidelity
           Distributors Corporation,
           dated April 1, 1987, is
           incorporated herein by
           reference to Exhibit 6(b) of
           Post-Effective Amendment No.
           27.

     (3)   General Distribution
           Agreement between Plymouth
           Short-Term Bond Portfolio
           (currently known as
           Fidelity Advisor Short
           Fixed-Income Fund) and
           Fidelity Distributors
           Corporation, dated September
           1,
           1987, is incorporated herein
           by reference to Exhibit 6(d)
           of Post-Effective Amendment
           No. 27.

     (4)   Amendments to the General
           Distribution Agreements
           between Plymouth Government
           Securities
           Portfolio (currently known as
           Fidelity Advisor Government
           Investment Fund), Plymouth
           Aggressive
           Income Portfolio (currently
           known as Fidelity Advisor
           High Yield Fund), and
           Plymouth Short-Term
           Bond Portfolio (currently
           known as Fidelity Advisor
           Short Fixed-Income Fund),
           and Fidelity
           Distributors Corporation,
           dated January 1, 1988, is
           incorporated herein by
           reference to Exhibit 6(f) of
           Post-Effective Amendment No.
           27.

     (5)   Amendments to the General
           Distribution Agreements,
           between Fidelity Advisor
           Series II on behalf of
           Fidelity Advisor Government
           Investment Fund, Fidelity
           Advisor High Yield Fund, and
           Fidelity
           Advisor Short Fixed-Income
           Fund, and Fidelity
           Distributors Corporation,
           dated March 14, 1996 and
           July 15, 1996, are
           incorporated herein by
           reference to Exhibit 6(a) of
           Fidelity Court Street
           Trust's (File
           No. 2-58774) Post-Effective
           Amendment No. 61.

     (6)   General Distribution
           Agreement between Fidelity
           Advisor Intermediate Bond
           Fund and Fidelity
           Distributors Corporation,
           dated February 26, 1999, is
           filed herein as Exhibit
           (e)(6).
     (7)   General Distribution
           Agreement between Fidelity
           Advisor Intermediate
           Municipal Income Fund and
           Fidelity Distributors
           Corporation, dated February
           26, 1999, is filed herein as
           Exhibit (e)(7).

     (8)   General Distribution
           Agreement between Fidelity
           Advisor Mortgage Securities
           Fund and Fidelity
           Distributors Corporation,
           dated February 26, 1999, is
           filed herein as Exhibit
           (e)(8).

     (9)   General Distribution
           Agreement between Fidelity
           Advisor Municipal Income
           Fund and Fidelity
           Distributors Corporation,
           dated February 26, 1999, is
           filed herein as Exhibit
           (e)(9).

     (10)  General Distribution
           Agreement between Fidelity
           Advisor Strategic Income
           Fund and Fidelity
           Distributors Corporation,
           dated October 31, 1997, is
           incorporated herein by
           reference to Exhibit 6(i) of
           Post-Effective Amendment No.
           41.

     (11)  Form of Bank Agency Agreement
           (most recently revised
           January, 1997) is
           incorporated herein by
           reference to Exhibit 6(h) of
           Post-Effective Amendment No.
           42.

     (12)  Form of Selling Dealer
           Agreement (most recently
           revised January, 1997) is
           incorporated hereby
           reference to Exhibit 6(i) of
           Post-Effective Amendment No.
           42.

     (13)  Form of Selling Dealer
           Agreement for Bank-Related
           Transactions (most recently
           revised January,
           1997) is incorporated herein
           by reference to Exhibit 6(j)
           of Post-Effective Amendment
           No. 42.

(f)  (1)   Retirement Plan for
           Non-Interested Person
           Trustees, Directors or
           General Partners, as amended
           on
           November 16, 1995, is
           incorporated herein by
           reference to Exhibit 7(a) of
           Fidelity Select Portfolio's
           (File No. 2-69972)
           Post-Effective Amendment No.
           54.

     (2)   The Fee Deferral Plan for
           Non-Interested Person
           Directors and Trustees of
           the Fidelity Funds, effective
           as of September 14, 1995 and
           amended through November 14,
           1996, is incorporated herein
           by
           reference to Exhibit 7(b) of
           Fidelity Aberdeen Street
           Trust's (File No. 33-43529)
           Post-Effective
           Amendment No. 19.

(g)  (1)   Custodian Agreement and
           Appendix C, dated December
           1, 1994, between The Bank of
           New York and
           Fidelity Advisor Series II on
           behalf of Fidelity Advisor
           Government Investment Fund,
           Fidelity Advisor
           High Yield Fund, Fidelity
           Advisor Short Fixed-Income
           Fund, and Fidelity Advisor
           Strategic Income
           Fund are incorporated herein
           by reference to Exhibit 8(a)
           of Fidelity Hereford Street
           Trust's (File No.
           33-52577) Post-Effective
           Amendment No. 4.

     (2)   Appendix A, dated September
           17, 1998, to the Custodian
           Agreement, dated December 1,
           1994,
           between The Bank of New York
           and Fidelity Advisor Series
           II on behalf of Fidelity
           Advisor
           Government Investment Fund,
           Fidelity Advisor High Yield
           Fund, Fidelity Advisor Short
           Fixed-Income
           Fund, and Fidelity Advisor
           Strategic Income Fund is
           incorporated herein by
           reference to Exhibit (g)(2)
           of Fidelity Concord Street
           Trust's (File No. 33-15983)
           Post-Effective Amendment No.
           31.

     (3)   Appendix B, dated December
           17, 1998, to the Custodian
           Agreement, dated December 1,
           1994, between
           The Bank of New York and
           Fidelity Advisor Series II
           on behalf of Fidelity
           Advisor Government
           Investment Fund, Fidelity
           Advisor High Yield Fund,
           Fidelity Advisor Short
           Fixed-Income Fund, and
           Fidelity Advisor Strategic
           Income Fund is incorporated
           herein by reference to
           Exhibit (g)(3) of Fidelity
           Concord Street Trust's (File
           No. 33-15983) Post-Effective
           Amendment No. 31.

     (4)   Forms of Custodian Agreement,
           Appendix B, and Appendix C
           between The Bank of New York
           and
           Fidelity Advisor Series II on
           behalf of Fidelity Advisor
           Intermediate Bond Fund and
           Fidelity Advisor
           Mortgage Securities Fund are
           incorporated herein by
           reference to Exhibit (g)(7)
           of Post-Effective
           Amendment No. 43.

     (5)   Forms of Custodian Agreement,
           Appendix B, and Appendix C
           between UMB Bank, n.a. and
           Fidelity
           Advisor Series II on behalf
           of Fidelity Advisor
           Intermediate Municipal
           Income Fund and Fidelity
           Advisor Municipal Income Fund
           are filed herein as Exhibit
           (g)(5).

     (6)   Fidelity Group Repo Custodian
           Agreement among The Bank of
           New York, J. P. Morgan
           Securities,
           Inc., and Fidelity Advisor
           Series II on behalf of
           Fidelity Advisor Government
           Investment Fund,
           Fidelity Advisor High Yield
           Fund, and Fidelity Advisor
           Short Fixed-Income Fund,
           dated February 12,
           1996, is incorporated herein
           by reference to Exhibit 8(d)
           of Fidelity Institutional
           Cash Portfolios' (File
           No. 2-74808) Post-Effective
           Amendment No. 31.

     (7)   Schedule 1 to the Fidelity
           Group Repo Custodian
           Agreement between The Bank
           of New York and
           Fidelity Advisor Series II on
           behalf of Fidelity Advisor
           Government Investment Fund,
           Fidelity Advisor
           High Yield Fund, and Fidelity
           Advisor Short Fixed-Income
           Fund, dated February 12,
           1996, is
           incorporated herein by
           reference to Exhibit 8(e) of
           Fidelity Institutional Cash
           Portfolios' (File
           No. 2-74808) Post-Effective
           Amendment No. 31.

     (8)   Fidelity Group Repo Custodian
           Agreement among Chemical
           Bank, Greenwich Capital
           Markets, Inc.,
           and Fidelity Advisor Series
           II on behalf of Fidelity
           Advisor Government
           Investment Fund, Fidelity
           Advisor High Yield Fund, and
           Fidelity Advisor Short
           Fixed-Income Fund, dated
           November 13, 1995,
           is incorporated herein by
           reference to Exhibit 8(f) of
           Fidelity Institutional Cash
           Portfolios' (File No.
           2-74808) Post-Effective
           Amendment No. 31.

     (9)   Schedule 1 to the Fidelity
           Group Repo Custodian
           Agreement between Chemical
           Bank and Fidelity
           Advisor Series II on behalf
           of Fidelity Advisor
           Government Investment Fund,
           Fidelity Advisor High
           Yield Fund, and Fidelity
           Advisor Short Fixed-Income
           Fund, dated November 13,
           1995, is incorporated
           herein by reference to
           Exhibit 8(g) of Fidelity
           Institutional Cash
           Portfolios' (File No. 2-74808)
           Post-Effective Amendment No.
           31.

     (10)  Joint Trading Account Custody
           Agreement between The Bank
           of New York and Fidelity
           Advisor
           Series II on behalf of
           Fidelity Advisor Government
           Investment Fund, Fidelity
           Advisor High Yield
           Fund, and Fidelity Advisor
           Short Fixed-Income Fund,
           dated May 11, 1995, is
           incorporated herein by
           reference to Exhibit 8(h) of
           Fidelity Institutional Cash
           Portfolios' (File No.
           2-74808) Post-Effective
           Amendment No. 31.

     (11)  First Amendment to Joint
           Trading Account Custody
           Agreement between The Bank
           of New York and
           Fidelity Advisor Series II on
           behalf of Fidelity Advisor
           Government Investment Fund,
           Fidelity Advisor
           High Yield Fund, and Fidelity
           Advisor Short Fixed-Income
           Fund, dated July 14, 1995,
           is incorporated
           herein by reference to
           Exhibit 8(i) of Fidelity
           Institutional Cash
           Portfolios' (File No. 2-74808)
           Post-Effective Amendment No.
           31.

     (12)  Form of Fidelity Group Repo
           Custodian Agreement and
           Schedule 1 among The Bank of
           New York,
           J.P. Morgan Securities, Inc.,
           and Fidelity Advisor Series
           II on behalf of Fidelity
           Advisor Intermediate
           Bond Fund, Fidelity Advisor
           Mortgage Securities Fund,
           and Fidelity Advisor
           Strategic Income Fund is
           incorporated herein by
           reference to Exhibit 8(n) of
           Post-Effective Amendment No.
           42.

     (13)  Form of Fidelity Group Repo
           Custodian Agreement and
           Schedule 1 among Chemical
           Bank, Greenwich
           Capital Markets, Inc., and
           Fidelity Advisor Series II
           on behalf of Fidelity
           Advisor Intermediate Bond
           Fund, Fidelity Advisor
           Mortgage Securities Fund,
           and Fidelity Advisor
           Strategic Income Fund is
           incorporated herein by
           reference to Exhibit 8(o) of
           Post-Effective Amendment No.
           42.

     (14)  Form of Joint Trading Account
           Custody Agreement and First
           Amendment to Joint Trading
           Account
           Custody Agreement between The
           Bank of New York and
           Fidelity Advisor Series II
           on behalf of
           Fidelity Advisor Intermediate
           Bond Fund, Fidelity Advisor
           Mortgage Securities Fund,
           and Fidelity
           Advisor Strategic Income Fund
           is incorporated herein by
           reference to Exhibit 8(p) of
           Post-Effective
           Amendment No. 42.

(h)        Not Applicable

(i)        Not Applicable

(j)  (1)   Consent of
           PricewaterhouseCoopers LLP,
           dated February 23, 1999, is
           filed herein as Exhibit
           (j)(1).

     (2)   Consent of Deloitte & Touche
           LLP, dated February 23,
           1999, is filed herein as
           Exhibit (j)(2).

(k)        Not Applicable

(l)        Not Applicable

(m)  (1)   Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor Government
           Investment
           Fund: Class A is incorporated
           herein by reference to
           Exhibit 15(m) of
           Post-Effective Amendment No.
           32.

     (2)   Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor Government
           Investment
           Fund: Class T (formerly known
           as Class A) is incorporated
           herein by reference to
           Exhibit 15(a) of
           Post-Effective Amendment No.
           37.

     (3)   Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor Government
           Investment
           Fund: Class B is incorporated
           herein by reference to
           Exhibit 15(b) of
           Post-Effective Amendment No.
           37.

     (4)   Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor Government
           Investment
           Fund: Class C is incorporated
           herein by reference to
           Exhibit 15(y) of
           Post-Effective Amendment No.
           40.

     (5)   Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor Government
           Investment
           Fund: Institutional Class is
           incorporated herein by
           reference to Exhibit 15(h)
           of Post-Effective
           Amendment No. 37.

     (6)   Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor High Yield
           Fund: Class A is
           incorporated herein by
           reference to Exhibit 15(o)
           of Post-Effective Amendment
           No. 32.

     (7)   Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor High Yield
           Fund: Class T
           (formerly known as Class A)
           is incorporated herein by
           reference to Exhibit 15(d)
           of Post-Effective
           Amendment No. 37.

     (8)   Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor High Yield
           Fund: Class B is
           incorporated herein by
           reference to Exhibit 15(e)
           of Post-Effective Amendment
           No. 37.

     (9)   Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor High Yield
           Fund: Class C is
           incorporated herein by
           reference to Exhibit 15(aa)
           of Post-Effective Amendment
           No. 40.

     (10)  Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor High Yield
           Fund:
           Institutional Class is
           incorporated herein by
           reference to Exhibit 15(j)
           of Post-Effective Amendment
           No. 37.

     (11)  Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor
           Intermediate Bond Fund:
           Class A is filed herein as
           Exhibit (m)(11).

     (12)  Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor
           Intermediate Bond Fund:
           Class T is filed herein as
           Exhibit (m)(12).

     (13)  Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor
           Intermediate Bond Fund:
           Class B is filed herein as
           Exhibit (m)(13).

     (14)  Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor
           Intermediate Bond Fund:
           Class C is filed herein as
           Exhibit (m)(14).

     (15)  Form of Distribution and
           Service Plan pursuant to
           Rule 12b-1 for Fidelity
           Advisor Intermediate Bond
           Fund: Institutional Class is
           incorporated herein by
           reference to Exhibit (m)(20)
           of Post-Effective
           Amendment No. 43.

     (16)  Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor
           Intermediate Municipal
           Income Fund: Class A is filed
           herein as Exhibit (m)(16).

     (17)  Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor
           Intermediate Municipal
           Income Fund: Class T is filed
           herein as Exhibit (m)(17).

     (18)  Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor
           Intermediate Municipal
           Income Fund: Class B is filed
           herein as Exhibit (m)(18).

     (19)  Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor
           Intermediate Municipal
           Income Fund: Class C is filed
           herein as Exhibit (m)(19).

     (20)  Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor
           Intermediate Municipal
           Income Fund: Institutional
           Class is filed herein as
           Exhibit (m)(20).

     (21)  Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor Mortgage
           Securities Fund:
           Class A is filed herein as
           Exhibit (m)(21).

     (22)  Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor Mortgage
           Securities Fund:
           Class T is filed herein as
           Exhibit (m)(22).

     (23)  Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor Mortgage
           Securities Fund:
           Class B is filed herein as
           Exhibit (m)(23).

     (24)  Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor Mortgage
           Securities Fund:
           Institutional Class is filed
           herein as Exhibit (m)(24).

     (25)  Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor Mortgage
           Securities Fund:
           Initial Class is filed herein
           as Exhibit (m)(25).

     (26)  Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor Municipal
           Income Fund:
           Class A is filed herein as
           Exhibit (m)(26).

     (27)  Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor Municipal
           Income Fund:
           Class T is filed herein as
           Exhibit (m)(27).

     (28)  Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor Municipal
           Income Fund:
           Class B is filed herein as
           Exhibit (m)(28).

     (29)  Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor Municipal
           Income Fund:
           Class C is filed herein as
           Exhibit (m)(29).

     (30)  Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor Municipal
           Income Fund:
           Institutional Class is filed
           herein as Exhibit (m)(30).

     (31)  Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor Short
           Fixed-Income Fund:
           Class A is incorporated
           herein by reference to
           Exhibit 15(q) of
           Post-Effective Amendment No.
           32.

     (32)  Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor Short
           Fixed-Income Fund:
           Class T (formerly known as
           Class A) is incorporated
           herein by reference to
           Exhibit 15(g) of
           Post-Effective Amendment No.
           37.

     (33)  Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor Short
           Fixed-Income Fund:
           Class C is incorporated
           herein by reference to
           Exhibit 15(cc) of
           Post-Effective Amendment No.
           40.

     (34)  Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor Short
           Fixed-Income Fund:
           Institutional Class is
           incorporated herein by
           reference to Exhibit 15(l)
           of Post-Effective Amendment
           No. 37.

     (35)  Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor Strategic
           Income Fund:
           Class A is incorporated
           herein by reference to
           Exhibit 15(t) of
           Post-Effective Amendment No.
           40.

     (36)  Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor Strategic
           Income Fund:
           Class T is incorporated
           herein by reference to
           Exhibit 15(u) of
           Post-Effective Amendment No.
           40.

     (37)  Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor Strategic
           Income Fund:
           Class B is incorporated
           herein by reference to
           Exhibit 15(v) of
           Post-Effective Amendment No.
           40.

     (38)  Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor Strategic
           Income Fund:
           Class C is incorporated
           herein by reference to
           Exhibit 15(z) of
           Post-Effective Amendment No.
           40.

     (39)  Distribution and Service Plan
           pursuant to Rule 12b-1 for
           Fidelity Advisor Strategic
           Income Fund:
           Institutional Class is
           incorporated herein by
           reference to Exhibit 15(w)
           of Post-Effective Amendment
           No. 40.

(n)        Financial Data Schedules for
           the funds are filed herein
           as Exhibit 27.

(o)  (1)   Multiple Class of Shares Plan
           pursuant to Rule 18f-3 on
           behalf of Fidelity Advisor
           Government
           Investment Fund, Fidelity
           Advisor High Yield Fund,
           Fidelity Advisor
           Intermediate Bond Fund,
           Fidelity Advisor Intermediate
           Municipal Income Fund,
           Fidelity Advisor Municipal
           Income Fund,
           Fidelity Advisor Short
           Fixed-Income Fund, and
           Fidelity Advisor Strategic
           Income Fund dated March
           19, 1998, is incorporated
           herein by reference to
           Exhibit (o)(1) of
           Post-Effective Amendment No.
           43.

     (2)   Schedule 1 to Multiple Class
           of Shares Plan pursuant to
           Rule 18f-3 on behalf of
           Fidelity Advisor
           Government Investment Fund,
           Fidelity Advisor High Yield
           Fund, Fidelity Advisor
           Intermediate Bond
           Fund, Fidelity Advisor
           Intermediate Municipal
           Income Fund, Fidelity
           Advisor Municipal Income
           Fund, Fidelity Advisor Short
           Fixed-Income Fund, and
           Fidelity Advisor Strategic
           Income Fund dated
           February 26, 1999, is filed
           herein as Exhibit (o)(2).

     (3)   Form of Multiple Class of
           Shares Plan pursuant to Rule
           18f-3 and Schedule 1 to
           Multiple Class of
           Shares Plan pursuant to Rule
           18f-3 on behalf of Fidelity
           Advisor Mortgage Securities
           Fund is filed
           herein as Exhibit (o)(3).

Item 24. Trusts Controlled by or under Common Control with this Trust

 The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 25. Indemnification

 Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

 Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

 Pursuant to the agreement by which Fidelity Service Company, Inc. ("FSC") is appointed transfer agent, the Trust agrees to indemnify and hold FSC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

 (1) any claim, demand, action or suit brought by any person other than the Trust, including by a shareholder, which names FSC and/or the Trust as a party and is not based on and does not result from FSC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FSC's performance under the Transfer Agency Agreement; or

 (2) any claim, demand, action or suit (except to the extent contributed to by FSC's willful misfeasance, bad faith or negligence or reckless disregard of its duties) which results from the negligence of the Trust, or from FSC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Trust, or as a result of FSC's acting in reliance upon advice reasonably believed by FSC to have been given by counsel for the Trust, or as a result of FSC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or

 (2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed sub-transfer agent, the Transfer Agent agrees to indemnify FIIOC for FIIOC's losses, claims, damages, liabilities and expenses (including reasonable counsel fees and expenses) (losses) to the extent that the Transfer Agent is entitled to and receives indemnification from the Fund for the same events. Under the Transfer Agency Agreement, the Trust agrees to indemnify and hold the Transfer Agent harmless against any losses, claims, damages, liabilities, or expenses (including reasonable counsel fees and expenses) resulting from:

  (1) any claim, demand, action or suit brought by any person other than the Trust, including by a shareholder which names the Transfer Agent and/or the Trust as a party and is not based on and does not result from the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the Transfer Agent's performance under the Transfer Agency Agreement; or

  (2) any claim, demand, action or suit (except to the extent contributed to by the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of its duties) which results from the negligence of the Trust, or from the Transfer Agent's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Trust, or as a result of the Transfer Agent's acting in reliance upon advice reasonably believed by the Transfer Agent to have been given by counsel for the Trust, or as a result of the Transfer Agent's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 26. Business and Other Connections of Investment Adviser

 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)

    82 Devonshire Street, Boston, MA 02109

 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d       Chairman of the Board and
                           Director of FMR; President
                           and Chief Executive Officer
                           of FMR Corp.; Chairman of
                           the Board and Director of
                           FMR Corp., Fidelity
                           Investments Money
                           Management, Inc. (FIMM),
                           Fidelity Management &
                           Research (U.K.) Inc. (FMR
                           U.K.), and Fidelity
                           Management & Research (Far
                           East) Inc. (FMR Far East);
                           Chairman of the Executive
                           Committee of FMR; Director
                           of Fidelity Investments
                           Japan Limited (FIJ);
                           President and Trustee of
                           funds advised by FMR.



Robert C. Pozen            President and Director of
                           FMR; Senior Vice President
                           and Trustee of funds advised
                           by FMR; President and
                           Director of FIMM, FMR U.K.,
                           and FMR Far East;
                           Previously, General Counsel,
                           Managing Director, and
                           Senior Vice President of FMR
                           Corp.



Peter S. Lynch             Vice Chairman of the Board
                           and Director of FMR.



John H. Carlson            Vice President of FMR and of
                           funds advised by FMR.



Dwight D. Churchill        Senior Vice President of FMR
                           and Vice President of Bond
                           Funds advised by FMR; Vice
                           President of FIMM.



Brian Clancy               Vice President of FMR and
                           Treasurer of FMR, FIMM, FMR
                           U.K., and FMR Far East.



Barry Coffman              Vice President of FMR.



Arieh Coll                 Vice President of FMR.



Frederic G. Corneel        Tax Counsel of FMR.



Stephen G. Manning         Assistant Treasurer of FMR,
                           FIMM, FMR U.K., FMR Far
                           East; Vice President and
                           Treasurer of FMR Corp.;
                           Treasurer of Strategic
                           Advisers, Inc.



William Danoff             Senior Vice President of FMR
                           and Vice President of a fund
                           advised by FMR.



Scott E. DeSano            Vice President of FMR.



Penelope Dobkin            Vice President of FMR and of
                           a fund advised by FMR.



Walter C. Donovan          Vice President of FMR.



Bettina Doulton            Vice President of FMR and of
                           funds advised by FMR.



Margaret L. Eagle          Vice President of FMR and of
                           funds advised by FMR.



William R. Ebsworth        Vice President of FMR.



Richard B. Fentin          Senior Vice President of FMR
                           and Vice President of a fund
                           advised by FMR.



Gregory Fraser             Vice President of FMR and of
                           a fund advised by FMR.



Jay Freedman               Assistant Clerk of FMR; Clerk
                           of FMR Corp., FMR U.K., FMR
                           Far East, and Strategic
                           Advisers, Inc.; Secretary of
                           FIMM; Associate General
                           Counsel FMR Corp.



David L. Glancy            Vice President of FMR and of
                           a fund advised by FMR.



Barry A. Greenfield        Vice President of FMR and of
                           a fund advised by FMR.



Boyce I. Greer             Senior Vice President of FMR
                           and Vice President of Money
                           Market Funds advised by FMR;
                           Vice President of FIMM.



Bart A. Grenier            Senior Vice President of FMR;
                           Vice President of
                           High-Income Funds advised by
                           FMR.



Robert J. Haber            Vice President of FMR.



Richard C. Habermann       Senior Vice President of FMR;
                           Vice President of funds
                           advised by FMR.



Fred L. Henning Jr.        Senior Vice President of FMR
                           and Vice President of
                           Fixed-Income Funds advised
                           by FMR.



Bruce T. Herring           Vice President of FMR.



Robert F. Hill             Vice President of FMR;
                           Director of Technical
                           Research.



Abigail P. Johnson         Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR;  Director of
                           FMR Corp.; Associate
                           Director and Senior Vice
                           President of Equity Funds
                           advised by FMR.



David B. Jones             Vice President of FMR.



Steven Kaye                Senior Vice President of FMR
                           and of a fund advised by FMR.



Francis V. Knox            Vice President of FMR;
                           Compliance Officer of FMR
                           U.K. and FMR Far East.



Harris Leviton             Vice President of FMR and of
                           a fund advised by FMR.



Bradford E. Lewis          Vice President of FMR and of
                           funds advised by FMR.



Richard R. Mace Jr.        Vice President of FMR and of
                           funds advised by FMR.



Charles A. Mangum          Vice President of FMR and of
                           a fund advised by FMR.



Kevin McCarey              Vice President of FMR and of
                           a fund advised by FMR.



Neal P. Miller             Vice President of FMR.



Jacques Perold             Vice President of FMR.



Alan Radlo                 Vice President of FMR.



Eric D. Roiter             Vice President and General
                           Counsel and Clerk of FMR and
                           Secretary of funds advised
                           by FMR.



Lee H. Sandwen             Vice President of FMR.



Patricia A. Satterthwaite  Vice President of FMR and of
                           a fund advised by FMR.



Fergus Shiel               Vice President of FMR.



Richard A. Silver          Vice President of FMR.



Carol A. Smith-Fachetti    Vice President of FMR.



Steven J. Snider           Vice President of FMR and of
                           funds advised by FMR.



Thomas T. Soviero          Vice President of FMR and of
                           a fund advised by FMR.



Richard Spillane           Senior Vice President of FMR;
                           Associate Director and
                           Senior Vice President of
                           Equity Funds advised by FMR;
                           Previously, Senior Vice
                           President and Director of
                           Operations and Compliance of
                           FMR U.K.



Thomas M. Sprague          Vice President of FMR and of
                           funds advised by FMR.



Robert E. Stansky          Senior Vice President of FMR
                           and Vice President of a fund
                           advised by FMR.



Scott D. Stewart           Vice President of FMR.



Thomas Sweeney             Vice President of FMR.



Beth F. Terrana            Senior Vice President of FMR
                           and Vice President of a fund
                           advised by FMR.



Yoko Tilley                Vice President of FMR.



Joel C. Tillinghast        Vice President of FMR and of
                           a fund advised by FMR.



Robert Tuckett             Vice President of FMR.



Jennifer Uhrig             Vice President of FMR and of
                           funds advised by FMR.



George A. Vanderheiden     Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR; Director of
                           FMR Corp.



Steven S. Wymer            Vice President of FMR and of
                           a fund advised by FMR.




(2)  FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)

       25 Lovat Lane, London, EC3R 8LL, England

 FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d    Chairman of the Board and
                        Director of FMR U.K., FMR,
                        FMR Corp., FIMM, and FMR Far
                        East; President and Chief
                        Executive Officer of FMR
                        Corp.; Chairman of the
                        Executive Committee of FMR;
                        Director of Fidelity
                        Investments Japan Limited
                        (FIJ); President and Trustee
                        of funds advised by FMR.



Robert C. Pozen         President and Director of FMR
                        U.K.; Senior Vice President
                        and Trustee of funds advised
                        by FMR; President and
                        Director of FIMM, FMR U.K.,
                        and FMR Far East;
                        Previously, General Counsel,
                        Managing Director, and
                        Senior Vice President of FMR
                        Corp.



Brian Clancy            Treasurer of FMR U.K., FMR
                        Far East, FMR, and FIMM and
                        Vice President of FMR.



Stephen G. Manning      Assistant Treasurer of FMR
                        U.K., FMR, FMR Far East, and
                        FIMM; Vice President and
                        Treasurer of FMR Corp.;
                        Treasurer of Strategic
                        Advisers, Inc.



Francis V. Knox         Compliance Officer of FMR
                        U.K. and FMR Far East; Vice
                        President of FMR.



Jay Freedman            Clerk of FMR U.K., FMR Far
                        East, FMR Corp. and
                        Strategic Advisers, Inc.;
                        Assistant Clerk of FMR;
                        Secretary of FIMM; Associate
                        General Counsel FMR Corp.



Susan Englander Hislop  Assistant Clerk of FMR U.K.,
                        FMR Far East and FIMM.



Sarah H. Zenoble        Senior Vice President and
                        Director of Operations and
                        Compliance.


(3)  FIDELITY MANAGEMENT & RESEARCH (Far East) INC. (FMR Far East)

  Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan

 FMR Far East provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d    Chairman of the Board and
                        Director of FMR Far East,
                        FMR, FMR Corp., FIMM, and
                        FMR U.K.; Chairman of the
                        Executive Committee of FMR;
                        President and Chief
                        Executive Officer of FMR
                        Corp.; Director of Fidelity
                        Investments Japan Limited
                        (FIJ); President and Trustee
                        of funds advised by FMR.



Robert C. Pozen         President and Director of FMR
                        Far East; Senior Vice
                        President and Trustee of
                        funds advised by FMR;
                        President and Director of
                        FIMM, FMR U.K., and FMR Far
                        East; Previously, General
                        Counsel, Managing Director,
                        and Senior Vice President of
                        FMR Corp.



Robert H. Auld          Senior Vice President of FMR
                        Far East.



Brian Clancy            Treasurer of FMR Far East,
                        FMR U.K., FMR, and FIMM and
                        Vice President of FMR.



Francis V. Knox         Compliance Officer of FMR Far
                        East and FMR U.K.; Vice
                        President of FMR.



Jay Freedman            Clerk of FMR Far East, FMR
                        U.K., FMR Corp. and
                        Strategic Advisers, Inc.;
                        Assistant Clerk of FMR;
                        Secretary of FIMM; Associate
                        General Counsel FMR Corp.



Susan Englander Hislop  Assistant Clerk of FMR Far
                        East, FMR U.K. and FIMM.



Stephen G. Manning      Assistant Treasurer of FMR
                        Far East, FMR, FMR U.K., and
                        FIMM; Vice President and
                        Treasurer of FMR Corp.;
                        Treasurer of Strategic
                        Advisers, Inc.



Billy Wilder            Vice President of FMR Far
                        East; President and
                        Representative Director of
                        Fidelity Investments Japan
                        Limited.



(4)  FIDELITY INVESTMENTS MONEY MANAGEMENT, INC. (FIMM)

    Contra Way, Merrimack, NH 03054

 FIMM provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d    Chairman of the Board and
                        Director of FIMM, FMR, FMR
                        Corp., FMR Far East, and FMR
                        U.K.; Chairman of the
                        Executive Committee of FMR;
                        President and Chief
                        Executive Officer of FMR
                        Corp.; Director of Fidelity
                        Investments Japan Limited
                        (FIJ); President and Trustee
                        of funds advised by FMR.



Robert C. Pozen         President and Director of
                        FIMM; Senior Vice President
                        and Trustee of funds advised
                        by FMR; President and
                        Director of FIMM, FMR U.K.,
                        and FMR Far East;
                        Previously, General Counsel,
                        Managing Director, and
                        Senior Vice President of FMR
                        Corp.



Fred L. Henning Jr.     Senior Vice President of
                        FIMM; Senior Vice President
                        of FMR and Vice President of
                        Fixed-Income Funds advised
                        by FMR.



Boyce I. Greer          Vice President of FIMM;
                        Senior Vice President of FMR
                        and Vice President of Money
                        Market Funds advised by FMR.



Dwight D. Churchill     Vice President of FIMM;
                        Senior Vice President of FMR
                        and Vice President of Bond
                        Funds advised by FMR.



Brian Clancy            Treasurer of FIMM, FMR Far
                        East, FMR U.K., and FMR and
                        Vice President of FMR.



Jay Freedman            Secretary of FIMM; Clerk of
                        FMR U.K., FMR Far East, FMR
                        Corp. and Strategic
                        Advisers, Inc.; Assistant
                        Clerk of FMR; Secretary of
                        FIMM; Associate General
                        Counsel FMR Corp.



Susan Englander Hislop  Assistant Clerk of FIMM, FMR
                        U.K. and FMR Far East.



Stephen G. Manning      Assistant Treasurer of FIMM,
                        FMR U.K., FMR Far East, and
                        FMR; Vice President and
                        Treasurer of FMR Corp.;
                        Treasurer of Strategic
                        Advisers, Inc.


(5)  FIDELITY INTERNATIONAL INVESTMENT ADVISORS (FIIA)

      Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda

 The directors and officers of FIIA have held, during the past two fiscal years, the following positions of a substantial nature.

Robert H. Auld        Director of FIIA and Senior
                      Vice President of Fidelity
                      Management & Research (Far
                      East) Inc. (FMR Far East).



Anthony J. Bolton     Director of FIIA, Fidelity
                      International Investment
                      Advisors (U.K.) Limited
                      (FIIA(U.K.)L), Fidelity
                      Investment Management
                      Limited (FIML (U.K.)),
                      Fidelity Investment Services
                      Limited (FISL (U.K.)), and
                      Fidelity Investments
                      International (FII).



Brett P. Goodin       Director, Vice President,
                      Secretary and Chief Legal
                      Officer of many Fidelity
                      International Limited (FIL)
                      companies.



Simon Haslam          Director of FIIA, FISL
                      (U.K.), and FII; Previously,
                      Chief Financial Officer of
                      FIL; Company Secretary of
                      Fidelity Investments Group
                      of Companies (U.K.).



K.C. Lee              Director of FIIA and Fidelity
                      Investments Management (Hong
                      Kong) Limited.



Peter Phillips        Director of FIIA and Fidelity
                      Investments Management (Hong
                      Kong) Limited.



Frank Mutch           Director of FIIA.



Richard A. Wane       Secretary of FIIA.



Terrence V. Richards  Assistant Secretary of FIIA.



David J. Saul         President and Director of
                      FIIA; Previously, Director
                      of Fidelity International
                      Limited; and numerous
                      companies and funds in the
                      FIL group.



(6)  FIDELITY INTERNATIONAL INVESTMENT ADVISORS (U.K.) LIMITED
(FIIA(U.K.)L)

      26 Lovat Lane, London, EC3R 8LL, England

 The directors and officers of FIIA(U.K.)L have held, during the past two fiscal years, the following positions of a substantial nature.

Anthony J. Bolton  Director of FIIA(U.K.)L,
                   Fidelity International
                   Investment Advisors (FIIA),
                   Fidelity Investment
                   Management Limited (FIML
                   (U.K.)), Fidelity Investment
                   Services Limited (FISL
                   (U.K.)), and Fidelity
                   Investments International
                   (FII).



Pamela Edwards     Director of FIIA(U.K.)L, FISL
                   (U.K.), and FII; Previously,
                   Director of Legal Services
                   for Europe.



Simon Haslam       Director of FIIA, FISL
                   (U.K.), and FII; Chief
                   Financial Officer of FIL
                   (U.K.); Previously, Company
                   Secretary of Fidelity
                   Investments Group of
                   Companies (U.K.).



Sally Walden       Director of FIIA(U.K.)L and
                   FISL (U.K.).



Sally Hinchliffe   Assistant Company Secretary
                   of Fidelity International
                   Group of Companies (U.K.).



Emma Barratt       Assistant Company Secretary
                   of Fidelity International
                   Group of Companies (U.K.).



(7)  FIDELITY INVESTMENTS JAPAN LIMITED (FIJ)
      Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105,
Japan
 The directors and officers of FIJ have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d  Director of FIJ; Chairman of
                      the Board and Director of
                      FMR Far East, FMR, FMR
                      Corp., FMR U.K., and FIMM;
                      Chairman of the Executive
                      Committee of FMR; President
                      and Chief Executive Officer
                      of FMR Corp.; President and
                      Trustee of funds advised by
                      FMR.



Yasuo Kuramoto        Vice Chairman, Representative
                      Director of FIJ.



Billy Wilder          President and Representative
                      Director of FIJ; Vice
                      President of FMR Far East.



Simon Fraser          Director and Chief Investment
                      Officer of FIJ.



Simon Haslam          Director of FIJ; Chief
                      Financial Officer of
                      Fidelity International
                      Limited.



Noboru Kawai          Director and General Manager
                      of Administration of FIJ.



Tetsuzo Nishimura     Director and Vice President
                      of Broker Distribution of FIJ.



Hiroshi Yamashita     Managing Director and
                      Portfolio Manager of FIJ.




Item 27.  Principal Underwriters

(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.

(b)

Name and Principal    Positions and Offices     Positions and Offices

Business Address*     with Underwriter          with Fund

Edward C. Johnson 3d  Director                  Trustee and President

Michael Mlinac        Director                  None

James Curvey          Director                  None

Martha B. Willis      President                 None

Eric D. Roiter        Vice President            Secretary

Caron Ketchum         Treasurer and Controller  None

Gary Greenstein       Assistant Treasurer       None

Jay Freedman          Assistant Clerk           None

Linda Holland         Compliance Officer        None

* 82 Devonshire Street, Boston, MA

 (c) Not applicable.

Item 28. Location of Accounts and Records

 All accounts, books, and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company, Fidelity Service Company, Inc. or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodian, The Bank of New York, 110 Washington Street, New York, NY, The Chase Manhattan Bank, 1 Chase Manhattan Plaza, New York, NY, or UMB Bank, n.a., 1010 Grand Avenue, Kansas City, MO.

Item 29. Management Services

  Not applicable.

Item 30. Undertakings

  Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 44 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 25th day of February 1999.

      Fidelity Advisor Series II
      By /s/Edward C. Johnson 3d(dagger)
            Edward C. Johnson 3d, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       (Signature)               (Title)                        (Date)

/s/Edward C. Johnson 3d(dagger)  President and Trustee          February 25, 1999
   Edward C. Johnson 3d          (Principal Executive Officer)

/s/Richard A. Silver             Treasurer                      February 25, 1999
   Richard A. Silver

/s/Robert C. Pozen               Trustee                        February 25, 1999
   Robert C. Pozen

/s/Ralph F. Cox*                 Trustee                        February 25, 1999
   Ralph F. Cox

/s/Phyllis Burke Davis*          Trustee                        February 25, 1999
   Phyllis Burke Davis

/s/Robert M. Gates**             Trustee                        February 25, 1999
   Robert M. Gates

/s/E. Bradley Jones*             Trustee                        February 25, 1999
   E. Bradley Jones

/s/Donald J. Kirk*               Trustee                        February 25, 1999
   Donald J. Kirk

/s/Peter S. Lynch*               Trustee                        February 25, 1999
   Peter S. Lynch

/s/Marvin L. Mann*               Trustee                        Februry 25, 1999
   Marvin L. Mann

/s/William O. McCoy*             Trustee                        February 25, 1999
William O. McCoy

/s/Gerald C. McDonough*          Trustee                        February 25, 1999
Gerald C. McDonough

/s/Thomas R. Williams*           Trustee                        February 25, 1999
Thomas R. Williams


(dagger) Signatures affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.

* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.

** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated March 6, 1997 and filed herewith.

POWER OF ATTORNEY

 I, the undersigned President and Director, Trustee, or General
Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust  Fidelity Hereford Street Trust
Fidelity Advisor Series I       Fidelity Income Fund
Fidelity Advisor Series II      Fidelity Institutional Cash
Fidelity Advisor Series III     Portfolios
Fidelity Advisor Series IV      Fidelity Institutional
Fidelity Advisor Series V       Tax-Exempt Cash Portfolios
Fidelity Advisor Series VI      Fidelity Investment Trust
Fidelity Advisor Series VII     Fidelity Magellan Fund
Fidelity Advisor Series VIII    Fidelity Massachusetts
Fidelity Beacon Street Trust    Municipal Trust
Fidelity Boston Street Trust    Fidelity Money Market Trust
Fidelity California Municipal   Fidelity Mt. Vernon Street
Trust                           Trust
Fidelity California Municipal   Fidelity Municipal Trust
Trust II                        Fidelity Municipal Trust II
Fidelity Capital Trust          Fidelity New York Municipal
Fidelity Charles Street Trust   Trust
Fidelity Commonwealth Trust     Fidelity New York Municipal
Fidelity Concord Street Trust   Trust II
Fidelity Congress Street Fund   Fidelity Phillips Street Trust
Fidelity Contrafund             Fidelity Puritan Trust
Fidelity Corporate Trust        Fidelity Revere Street Trust
Fidelity Court Street Trust     Fidelity School Street Trust
Fidelity Court Street Trust II  Fidelity Securities Fund
Fidelity Covington Trust        Fidelity Select Portfolios
Fidelity Daily Money Fund       Fidelity Sterling Performance
Fidelity Destiny Portfolios     Portfolio, L.P.
Fidelity Deutsche Mark          Fidelity Summer Street Trust
Performance                     Fidelity Trend Fund
  Portfolio, L.P.               Fidelity U.S.
Fidelity Devonshire Trust       Investments-Bond Fund, L.P.
Fidelity Exchange Fund          Fidelity U.S.
Fidelity Financial Trust        Investments-Government
Fidelity Fixed-Income Trust     Securities
Fidelity Government                Fund, L.P.
Securities Fund                 Fidelity Union Street Trust
Fidelity Hastings Street Trust  Fidelity Union Street Trust II
                                Fidelity Yen Performance
                                Portfolio, L.P.
                                Newbury Street Trust
                                Variable Insurance Products
                                Fund
                                Variable Insurance Products
                                Fund II
                                Variable Insurance Products
                                Fund III

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Robert C. Pozen my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 1997.

 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d  July 17, 1997
   Edward C. Johnson 3d

POWER OF ATTORNEY

We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust  Fidelity Government
Fidelity Advisor Annuity Fund   Securities Fund
Fidelity Advisor Series I       Fidelity Hastings Street Trust
Fidelity Advisor Series II      Fidelity Hereford Street Trust
Fidelity Advisor Series III     Fidelity Income Fund
Fidelity Advisor Series IV      Fidelity Institutional Cash
Fidelity Advisor Series V       Portfolios
Fidelity Advisor Series VI      Fidelity Institutional
Fidelity Advisor Series VII     Tax-Exempt Cash Portfolios
Fidelity Advisor Series VIII    Fidelity Institutional Trust
Fidelity Beacon Street Trust    Fidelity Investment Trust
Fidelity Boston Street Trust    Fidelity Magellan Fund
Fidelity California Municipal   Fidelity Massachusetts
Trust                           Municipal Trust
Fidelity California Municipal   Fidelity Money Market Trust
Trust II                        Fidelity Mt. Vernon Street
Fidelity Capital Trust          Trust
Fidelity Charles Street Trust   Fidelity Municipal Trust
Fidelity Commonwealth Trust     Fidelity Municipal Trust II
Fidelity Congress Street Fund   Fidelity New York Municipal
Fidelity Contrafund             Trust
Fidelity Corporate Trust        Fidelity New York Municipal
Fidelity Court Street Trust     Trust II
Fidelity Court Street Trust II  Fidelity Phillips Street Trust
Fidelity Covington Trust        Fidelity Puritan Trust
Fidelity Daily Money Fund       Fidelity Revere Street Trust
Fidelity Daily Tax-Exempt Fund  Fidelity School Street Trust
Fidelity Destiny Portfolios     Fidelity Securities Fund
Fidelity Deutsche Mark          Fidelity Select Portfolios
Performance                     Fidelity Sterling Performance
  Portfolio, L.P.               Portfolio, L.P.
Fidelity Devonshire Trust       Fidelity Summer Street Trust
Fidelity Exchange Fund          Fidelity Trend Fund
Fidelity Financial Trust        Fidelity U.S.
Fidelity Fixed-Income Trust     Investments-Bond Fund, L.P.
                                Fidelity U.S.
                                Investments-Government
                                Securities
                                   Fund, L.P.
                                Fidelity Union Street Trust
                                Fidelity Union Street Trust II
                                Fidelity Yen Performance
                                Portfolio, L.P.
                                Variable Insurance Products
                                Fund
                                Variable Insurance Products
                                Fund II

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.

 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson 3d   /s/Peter S. Lynch
   Edward C. Johnson 3d      Peter S. Lynch

/s/J. Gary Burkhead       /s/William O. McCoy
   J. Gary Burkhead          William O. McCoy

/s/Ralph F. Cox          /s/Gerald C. McDonough
   Ralph F. Cox             Gerald C. McDonough

/s/Phyllis Burke Davis   /s/Marvin L. Mann
   Phyllis Burke Davis      Marvin L. Mann

/s/E. Bradley Jones      /s/Thomas R. Williams
   E. Bradley Jones         Thomas R. Williams


/s/Donald J. Kirk
   Donald J. Kirk



POWER OF ATTORNEY

 I, the undersigned Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust  Fidelity Government
Fidelity Advisor Annuity Fund   Securities Fund
Fidelity Advisor Series I       Fidelity Hastings Street Trust
Fidelity Advisor Series II      Fidelity Hereford Street Trust
Fidelity Advisor Series III     Fidelity Income Fund
Fidelity Advisor Series IV      Fidelity Institutional Cash
Fidelity Advisor Series V       Portfolios
Fidelity Advisor Series VI      Fidelity Institutional
Fidelity Advisor Series VII     Tax-Exempt Cash Portfolios
Fidelity Advisor Series VIII    Fidelity Institutional Trust
Fidelity Beacon Street Trust    Fidelity Investment Trust
Fidelity Boston Street Trust    Fidelity Magellan Fund
Fidelity California Municipal   Fidelity Massachusetts
Trust                           Municipal Trust
Fidelity California Municipal   Fidelity Money Market Trust
Trust II                        Fidelity Mt. Vernon Street
Fidelity Capital Trust          Trust
Fidelity Charles Street Trust   Fidelity Municipal Trust
Fidelity Commonwealth Trust     Fidelity Municipal Trust II
Fidelity Congress Street Fund   Fidelity New York Municipal
Fidelity Contrafund             Trust
Fidelity Corporate Trust        Fidelity New York Municipal
Fidelity Court Street Trust     Trust II
Fidelity Court Street Trust II  Fidelity Phillips Street Trust
Fidelity Covington Trust        Fidelity Puritan Trust
Fidelity Daily Money Fund       Fidelity Revere Street Trust
Fidelity Daily Tax-Exempt Fund  Fidelity School Street Trust
Fidelity Destiny Portfolios     Fidelity Securities Fund
Fidelity Deutsche Mark          Fidelity Select Portfolios
Performance                     Fidelity Sterling Performance
  Portfolio, L.P.               Portfolio, L.P.
Fidelity Devonshire Trust       Fidelity Summer Street Trust
Fidelity Exchange Fund          Fidelity Trend Fund
Fidelity Financial Trust        Fidelity U.S.
Fidelity Fixed-Income Trust     Investments-Bond Fund, L.P.
                                Fidelity U.S.
                                Investments-Government
                                Securities
                                   Fund, L.P.
                                Fidelity Union Street Trust
                                Fidelity Union Street Trust II
                                Fidelity Yen Performance
                                Portfolio, L.P.
                                Variable Insurance Products
                                Fund
                                Variable Insurance Products
                                Fund II

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after March 1, 1997.

 WITNESS my hand on the date set forth below.

/s/Robert M. Gates             March 6, 1997
   Robert M. Gates